UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 02/28/2025

Date of reporting period: 08/31/2024

Item 1 – Reports to Stockholders
(a)  The Reports to Shareholders are attached herewith.
iShares 0-3 Month Treasury Bond ETF

SGOV | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares 0-3 Month Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-3 Month Treasury Bond ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	2.74%	5.50%	2.42%
Fund Market...
	2.68	5.43	2.41
ICE BofA US Broad Market Index...
	4.85	7.35	(1.15)
ICE® 0-3 Month US Treasury Securities Index...
	2.13	4.31	1.89

Key Fund statistics

Net Assets...
$24,701,232,310
Number of Portfolio Holdings...
19
Portfolio Turnover Rate...
-%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was May 26, 2020. The first day of secondary market trading was May 28, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® 0-3 month US Treasury Securities Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
100.0%

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 5.30%, 09/17/24...
13.2%
U.S. Treasury Bills, 5.21%, 10/29/24...
11.0
U.S. Treasury Bills, 5.31%, 09/03/24...
11.0
U.S. Treasury Bills, 5.27%, 10/01/24...
10.8
U.S. Treasury Bills, 5.30%, 09/24/24...
7.2
U.S. Treasury Bills, 5.17%, 10/22/24...
7.0
U.S. Treasury Bills, 5.21%, 10/15/24...
5.4
U.S. Treasury Bills, 5.12%, 11/21/24...
5.3
U.S. Treasury Bills, 5.27%, 10/03/24...
5.2
U.S. Treasury Bills, 5.31%, 09/12/24...
4.7

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 0-3 Month Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

SGOV-08/24-SAR

iShares 1-3 Year Treasury Bond ETF

SHY | NASDAQ

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares 1-3 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.28%	5.73%	1.17%	1.19%
Fund Market...
	3.27	5.70	1.17	1.19
ICE BofA US Broad Market Index...
	4.85	7.35	(0.08)	1.67
ICE® U.S. Treasury 1-3 Year Bond Index...
	3.35	5.88	1.29	1.32

Key Fund statistics

Net Assets...
$23,732,751,406
Number of Portfolio Holdings...
118
Portfolio Turnover Rate...
27%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® U.S. Treasury 1-3 Year Bond Index in this report reflects the performance of the Barclays U.S. 1-3 Year Treasury Bond Index through March 31, 2016 and, beginning on April 1, 2016, the performance of the ICE® U.S. Treasury 1-3 Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® U.S. Treasury 1-3 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
0.9%
1-2 Years...
54.6
2-3 Years...
44.5

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.00%, 02/15/26...
4.9%
U.S. Treasury Notes, 4.50%, 11/15/25...
4.0
U.S. Treasury Notes, 4.00%, 12/15/25...
3.6
U.S. Treasury Notes, 3.88%, 01/15/26...
3.2
U.S. Treasury Notes, 0.75%, 05/31/26...
2.5
U.S. Treasury Notes, 4.63%, 02/28/26...
2.4
U.S. Treasury Notes, 4.00%, 01/15/27...
2.4
U.S. Treasury Notes, 4.25%, 03/15/27...
2.2
U.S. Treasury Notes, 2.25%, 11/15/25...
2.0
U.S. Treasury Notes, 4.50%, 05/15/27...
1.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 1-3 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

SHY-08/24-SAR

iShares 3-7 Year Treasury Bond ETF

IEI | NASDAQ

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares 3-7 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 3-7 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.36%	6.48%	0.16%	1.34%
Fund Market...
	4.31	6.45	0.15	1.34
ICE BofA US Broad Market Index...
	4.85	7.35	(0.08)	1.67
ICE® U.S. Treasury 3-7 Year Bond Index...
	4.43	6.61	0.29	1.46

Key Fund statistics

Net Assets...
$14,954,384,272
Number of Portfolio Holdings...
90
Portfolio Turnover Rate...
19%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® U.S. Treasury 3-7 Year Bond Index in this report reflects the performance of the Barclays U.S. 3-7 Year Treasury Bond Index through March 31, 2016 and, beginning on April 1, 2016, the performance of the ICE® U.S. Treasury 3-7 Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® U.S. Treasury 3-7 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
2-3 Years...
1.4%
3-4 Years...
28.0
4-5 Years...
32.3
5-6 Years...
19.3
6-7 Years...
19.0

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 2.63%, 02/15/29...
4.0%
U.S. Treasury Notes, 4.38%, 11/30/30...
3.7
U.S. Treasury Notes, 1.38%, 10/31/28...
3.6
U.S. Treasury Notes, 1.25%, 09/30/28...
3.4
U.S. Treasury Notes, 1.00%, 07/31/28...
3.1
U.S. Treasury Notes, 2.88%, 08/15/28...
3.1
U.S. Treasury Notes, 2.38%, 05/15/29...
2.9
U.S. Treasury Notes, 3.13%, 11/15/28...
2.9
U.S. Treasury Notes, 2.75%, 02/15/28...
2.5
U.S. Treasury Notes, 4.13%, 08/31/30...
2.3

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 3-7 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

IEI-08/24-SAR

iShares 7-10 Year Treasury Bond ETF

IEF | NASDAQ

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares 7-10 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 7-10 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.95%	5.96%	(1.30)%	1.17%
Fund Market...
	4.85	5.88	(1.32)	1.17
ICE BofA US Broad Market Index...
	4.85	7.35	(0.08)	1.67
ICE® U.S. Treasury 7-10 Year Bond Index...
	5.02	6.08	(1.18)	1.28

Key Fund statistics

Net Assets...
$31,852,528,535
Number of Portfolio Holdings...
20
Portfolio Turnover Rate...
34%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® U.S. Treasury 7-10 Year Bond Index in this report reflects the performance of the Barclays U.S. 7-10 Year Treasury Bond Index through March 31, 2016 and, beginning on April 1, 2016, the performance of the ICE® U.S. Treasury 7-10 Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® U.S. Treasury 7-10 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
5-6 Years...
0.0%Footnote Reference(b)
6-7 Years...
4.1
7-8 Years...
27.1
8-9 Years...
32.9
9-10 Years...
35.9

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.00%, 02/15/34...
11.5%
U.S. Treasury Notes, 4.50%, 11/15/33...
10.4
U.S. Treasury Notes, 4.38%, 05/15/34...
9.5
U.S. Treasury Notes, 3.88%, 08/15/33...
9.1
U.S. Treasury Notes, 1.88%, 02/15/32...
8.6
U.S. Treasury Notes, 3.38%, 05/15/33...
8.5
U.S. Treasury Notes, 3.50%, 02/15/33...
8.0
U.S. Treasury Notes, 2.88%, 05/15/32...
8.0
U.S. Treasury Notes, 1.38%, 11/15/31...
7.7
U.S. Treasury Notes, 4.13%, 11/15/32...
7.2

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 7-10 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

IEF-08/24-SAR

iShares 10-20 Year Treasury Bond ETF

TLH | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares 10-20 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10-20 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.45%	5.98%	(4.15)%	0.33%
Fund Market...
	5.40	5.97	(4.16)	0.33
ICE BofA US Broad Market Index...
	4.85	7.35	(0.08)	1.67
ICE® U.S. Treasury 10-20 Year Bond Index...
	5.51	6.07	(4.14)	0.38

Key Fund statistics

Net Assets...
$8,223,011,793
Number of Portfolio Holdings...
57
Portfolio Turnover Rate...
18%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® U.S. Treasury 10-20 Year Bond Index in this report reflects the performance of the Barclays U.S. 10-20 Year Treasury Bond Index through June 30, 2016 and, beginning on July 1, 2016, the performance of the ICE® U.S. Treasury 10-20 Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® U.S. Treasury 10-20 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
4-5 Years...
0.7%
5-6 Years...
0.1
7-8 Years...
1.3
11-12 Years...
0.6
12-13 Years...
1.0
13-14 Years...
1.5
14-15 Years...
1.4
15-16 Years...
8.9
16-17 Years...
23.6
17-18 Years...
19.5
18-19 Years...
21.6
19-20 Years...
19.8

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 2.25%, 05/15/41...
6.6%
U.S. Treasury Bonds, 2.00%, 11/15/41...
5.9
U.S. Treasury Bonds, 4.75%, 11/15/43...
5.7
U.S. Treasury Bonds, 4.50%, 02/15/44...
5.6
U.S. Treasury Bonds, 1.88%, 02/15/41...
5.6
U.S. Treasury Bonds, 1.75%, 08/15/41...
5.4
U.S. Treasury Bonds, 2.75%, 08/15/42...
5.0
U.S. Treasury Bonds, 1.38%, 11/15/40...
4.9
U.S. Treasury Bonds, 3.88%, 02/15/43...
4.5
U.S. Treasury Bonds, 4.38%, 08/15/43...
3.8

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 10-20 Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

TLH-08/24-SAR

iShares 20+ Year Treasury Bond ETF

TLT | NASDAQ

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares 20+ Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.71%	3.94%	(5.86)%	0.39%
Fund Market...
	4.51	3.80	(5.90)	0.36
ICE BofA US Broad Market Index...
	4.85	7.35	(0.08)	1.67
ICE® U.S. Treasury 20+ Year Bond Index...
	4.78	4.08	(5.78)	0.47

Key Fund statistics

Net Assets...
$61,842,331,512
Number of Portfolio Holdings...
47
Portfolio Turnover Rate...
11%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® U.S. Treasury 20+ Year Bond Index in this report reflects the performance of the Barclays U.S. 20+ Year Treasury Bond Index through March 31, 2016 and, beginning on April 1, 2016, the performance of the ICE® U.S. Treasury 20+ Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® U.S. Treasury 20+ Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
15-20 Years...
3.6%
20-25 Years...
33.6
25-30 Years...
62.8

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 1.88%, 02/15/51...
7.1%
U.S. Treasury Bonds, 2.00%, 08/15/51...
6.7
U.S. Treasury Bonds, 1.63%, 11/15/50...
5.7
U.S. Treasury Bonds, 1.88%, 11/15/51...
5.3
U.S. Treasury Bonds, 4.13%, 08/15/53...
4.7
U.S. Treasury Bonds, 3.00%, 02/15/48...
4.4
U.S. Treasury Bonds, 4.75%, 11/15/53...
4.4
U.S. Treasury Bonds, 4.25%, 02/15/54...
4.1
U.S. Treasury Bonds, 3.63%, 05/15/53...
3.9
U.S. Treasury Bonds, 2.50%, 02/15/46...
3.7

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 20+ Year Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

TLT-08/24-SAR

iShares 25+ Year Treasury STRIPS Bond ETF

GOVZ | Cboe BZX

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 25+ Year Treasury STRIPS Bond ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	4.50%	0.74%	(15.40)%
Fund Market...
	4.46	0.66	(15.36)
ICE BofA US Broad Market Index...
	4.85	7.35	(1.71)
ICE®BofA® Long US Treasury Principal STRIPS Index...
	4.51	0.87	(15.59)

Key Fund statistics

Net Assets...
$365,754,150
Number of Portfolio Holdings...
22
Portfolio Turnover Rate...
12%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The inception date of the Fund was September 22, 2020. The first day of secondary market trading was September 24, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® Long US Treasury Principal STRIPS Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
20-25 Years...
5.6%
25-30 Years...
94.4

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds Principal STRIPS
0.00%, 02/15/51...
9.9%
0.00%, 11/15/50...
8.9
0.00%, 02/15/52...
8.8
0.00%, 08/15/51...
6.6
0.00%, 08/15/50...
6.5
0.00%, 08/15/49...
5.6
0.00%, 11/15/51...
5.3
0.00%, 02/15/54...
4.9
0.00%, 11/15/53...
4.8
0.00%, 05/15/54...
4.7

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 25+ Year Treasury STRIPS Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

GOVZ-08/24-SAR

iShares Short Treasury Bond ETF

SHV | NASDAQ

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares Short Treasury Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.71%	5.44%	2.15%	1.52%
Fund Market...
	2.65	5.38	2.14	1.52
ICE BofA US Broad Market Index...
	4.85	7.35	(0.08)	1.67
ICE® Short US Treasury Securities Index...
	2.40	4.81	2.02	1.53

Key Fund statistics

Net Assets...
$19,119,417,987
Number of Portfolio Holdings...
41
Portfolio Turnover Rate...
34%

The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.

The performance of the ICE® Short US Treasury Securities Index in this report reflects the performance of the Barclays U.S. Short Treasury Bond Index through June 30, 2016 and, beginning on July 1, 2016, the performance of the ICE® Short US Treasury Securities Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® Short US Treasury Securities Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Portfolio composition

Ten largest holdings

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
100.0%

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 5.33%, 10/03/24...
6.0%
U.S. Treasury Bills, 5.24%, 01/02/25...
4.8
U.S. Treasury Bills, 4.87%, 01/23/25...
4.4
U.S. Treasury Bills, 5.00%, 10/29/24...
4.3
U.S. Treasury Bills, 5.37%, 10/31/24...
4.2
U.S. Treasury Bills, 5.30%, 09/17/24...
3.8
U.S. Treasury Bills, 2.83%, 10/01/24...
3.6
U.S. Treasury Bills, 5.22%, 11/14/24...
3.4
U.S. Treasury Bills, 5.27%, 10/24/24...
3.4
U.S. Treasury Bills, 4.91%, 02/13/25...
3.3

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Short Treasury Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

SHV-08/24-SAR

iShares California Muni Bond ETF

CMF | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares California Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares California Muni Bond ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.21%	5.28%	0.62%	2.02%
Fund Market...
	1.00	5.30	0.58	1.99
ICE AMT-Free US National Municipal Index...
	1.49	5.55	1.03	2.25
ICE AMT-Free California Municipal Index...
	1.31	5.38	0.84	2.25

Key Fund statistics

Net Assets...
$3,189,088,109
Number of Portfolio Holdings...
1,227
Portfolio Turnover Rate...
10%

The Fund has added the ICE AMT-Free US National Municipal Index in response to new regulatory requirements.

The performance of the ICE AMT-Free California Municipal Index in this report reflects the performance of the S&P California AMT-Free Municipal Bond Index™ through September 14, 2021 and, beginning on September 15, 2021, the performance of the ICE AMT-Free California Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Credit quality allocation

Ten largest holdings

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
14.3%
AA+...
11.7
AA...
15.4
AA-...
36.3
A+...
5.1
A...
2.6
A-...
0.1
BBB+...
0.1
Not Rated...
14.4
Security	Percent of TotaI InvestmentsFootnote Reference(a)
California Educational Facilities Authority, Series U-6, RB, 5.00%, 05/01/45...
0.8%
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/33...
0.7
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/34...
0.6
State of California, GO, 5.00%, 09/01/41...
0.6
Bay Area Toll Authority, Series 2023A, RB, VRDN, 3.85%, 09/03/24...
0.6
State of California, GO, 5.00%, 09/01/39...
0.6
State of California, GO, 5.00%, 11/01/32...
0.6
Foothill-Eastern Transportation Corridor Agency, Series 2021A, RB, 4.00%, 01/15/46...
0.6
State of California, GO, 5.00%, 10/01/25...
0.6
Metropolitan Water District of Southern California, Series 2020A, RB, 5.00%, 10/01/49...
0.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares California Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

CMF-08/24-SAR

iShares National Muni Bond ETF

MUB | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares National Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares National Muni Bond ETF	$3	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.37%	5.44%	0.97%	2.18%
Fund Market...
	1.22	5.10	0.93	2.14
ICE AMT-Free US National Municipal Index...
	1.49	5.55	1.04	2.36

Key Fund statistics

Net Assets...
$38,703,191,521
Number of Portfolio Holdings...
5,777
Portfolio Turnover Rate...
13%

The performance of the ICE AMT-Free US National Municipal Index in this report reflects the performance of the S&P National AMT-Free Municipal Bond Index™ through September 14, 2021 and, beginning on September 15, 2021, the performance of the ICE AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
24.8%
AA+...
21.4
AA...
14.9
AA-...
16.5
A+...
4.8
A...
2.4
A-...
5.4
BBB+...
0.4
BBB...
0.1
BB+...
0.0Footnote Reference(b)
Not Rated...
9.3
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
23.0%
California ...
19.3
Texas ...
8.7
New Jersey ...
4.4
Massachusetts ...
4.3
Illinois ...
4.2
Washington ...
3.9
Pennsylvania ...
3.1
Maryland ...
2.7
Georgia ...
2.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares National Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

MUB-08/24-SAR

iShares New York Muni Bond ETF

NYF | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares New York Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares New York Muni Bond ETF	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.41%	5.55%	0.80%	2.05%
Fund Market...
	1.23	5.57	0.76	2.05
ICE AMT-Free US National Municipal Index...
	1.49	5.55	1.03	2.25
ICE AMT-Free New York Plus Municipal Index...
	1.56	5.68	0.96	2.25

Key Fund statistics

Net Assets...
$749,250,057
Number of Portfolio Holdings...
640
Portfolio Turnover Rate...
8%

The Fund has added the ICE AMT-Free US National Municipal Index in response to new regulatory requirements.

The performance of the ICE AMT-Free New York Plus Municipal Index in this report reflects the performance of the S&P New York AMT-Free Municipal Bond Index™ through September 14, 2021 and, beginning on September 15, 2021, the performance of the ICE AMT-Free New York Plus Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Credit quality allocation

Ten largest holdings

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
23.9%
AA+...
19.7
AA...
23.3
AA-...
13.1
A+...
1.1
A...
5.4
A-...
3.7
BBB+...
0.2
Not Rated...
9.6
Security	Percent of TotaI InvestmentsFootnote Reference(a)
Utility Debt Securitization Authority, Series 2023TE-1, RB, 5.00%, 12/15/41...
0.9%
New York State Urban Development Corp., Series 2017A, RB, 5.00%, 03/15/29...
0.8
New York City Transitional Finance Authority Future Tax Secured, Series 2023A-1, RB, 5.25%, 08/01/42...
0.7
New York State Dormitory Authority, Series 2020A, RB, 5.00%, 07/01/26...
0.7
New York City Transitional Finance Authority, Series 2024G-1, RB, 5.00%, 05/01/43...
0.7
New York State Dormitory Authority, Series 2024A, RB, 5.50%, 07/01/54...
0.7
Long Island Power Authority, Series 2017, RB, 5.00%, 09/01/42...
0.6
Monroe County Industrial Development Corp., Series 2018, RB, 5.00%, 05/01/34...
0.6
City of New York, Series 2023A, Sub-Series A-4, GO, VRDN, 3.80%, 09/03/24...
0.6
New York State Environmental Facilities Corp., Series 2024A, RB, 5.00%, 06/15/47...
0.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares New York Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

NYF-08/24-SAR

iShares Short-Term National Muni Bond ETF

SUB | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares Short-Term National Muni Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term National Muni Bond ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.81%	4.05%	1.10%	1.11%
Fund Market...
	1.76	4.01	1.07	1.09
ICE AMT-Free US National Municipal Index...
	1.49	5.55	1.03	2.25
ICE® Short Maturity AMT-Free US National Municipal Index...
	1.90	4.21	1.20	1.31

Key Fund statistics

Net Assets...
$8,668,251,905
Number of Portfolio Holdings...
2,360
Portfolio Turnover Rate...
16%

The Fund has added the ICE AMT-Free US National Municipal Index in response to new regulatory requirements.

The performance of the ICE® Short Maturity AMT-Free US National Municipal Index in this report reflects the performance of the S&P Short Term National AMT-Free Municipal Bond Index™ through September 14, 2021 and, beginning on September 15, 2021, the performance of the ICE® Short Maturity AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
35.7%
AA+...
21.8
AA...
12.0
AA-...
12.8
A+...
3.4
A...
1.4
A-...
5.0
BBB+...
0.1
BBB...
0.0Footnote Reference(b)
Not Rated...
7.8
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
13.3%
California ...
12.2
Texas ...
9.2
Massachusetts ...
5.2
Washington ...
4.6
Maryland ...
4.5
New Jersey ...
3.8
Illinois ...
3.5
Minnesota ...
3.5
Virginia ...
3.4

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Short-Term National Muni Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

SUB-08/24-SAR

iShares Agency Bond ETF

AGZ | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares Agency Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Agency Bond ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.62%	6.30%	0.83%	1.66%
Fund Market...
	3.64	6.23	0.86	1.68
Bloomberg U.S. Universal Index...
	4.99	7.92	0.34	1.93
Bloomberg U.S. Agency Bond Index...
	3.68	6.42	0.70	1.65

Key Fund statistics

Net Assets...
$701,806,337
Number of Portfolio Holdings...
141
Portfolio Turnover Rate...
13%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Portfolio composition

Maturity allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
95.4%
U.S. Treasury Obligations...
2.4
Corporate Bonds...
1.8
Foreign Government Obligations...
0.4

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
7.6%
1-5 Years...
65.3
5-10 Years...
18.3
10-15 Years...
5.4
15-20 Years...
1.3
More than 20 Years...
2.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Agency Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

AGZ-08/24-SAR

iShares BBB Rated Corporate Bond ETF

LQDB | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares BBB Rated Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB Rated Corporate Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.14%	9.52%	(0.54)%
Fund Market...
	5.25	9.67	(0.47)
Bloomberg U.S. Universal Index...
	4.99	7.92	(0.98)
iBoxx USD Liquid Investment Grade BBB 0+ Index...
	5.22	9.67	(0.40)

Key Fund statistics

Net Assets...
$34,880,017
Number of Portfolio Holdings...
921
Portfolio Turnover Rate...
5%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The inception date of the Fund was May 18, 2021. The first day of secondary market trading was May 20, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Credit quality allocation

Maturity allocation

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
A...
0.8%
A-...
2.2
BBB+...
29.2
BBB...
47.8
BBB-...
18.5
BB+...
1.1
Not Rated...
0.4
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
5.9%
1-5 Years...
33.0
5-10 Years...
30.7
10-15 Years...
4.4
15-20 Years...
5.0
More than 20 Years...
21.0

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited or Markit Indices Limited and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares BBB Rated Corporate Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

LQDB-08/24-SAR

iShares ESG Advanced Investment Grade Corporate Bond ETF

ELQD | NYSE Arca

Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares ESG Advanced Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Investment Grade Corporate Bond ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.42%	9.31%	(3.07)%
Fund Market...
	5.52	9.42	(2.97)
Bloomberg U.S. Universal Index...
	4.99	7.92	(1.72)
iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index...
	5.55	9.54	(2.86)

Key Fund statistics

Net Assets...
$12,503,476
Number of Portfolio Holdings...
577
Portfolio Turnover Rate...
9%

The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.

The inception date of the Fund was November 8, 2021. The first day of secondary market trading was November 10, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Credit quality allocation

Maturity allocation

Moody's Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
Aaa...
4.5%
Aa...
3.0
A...
46.8
Baa...
43.0
Ba...
2.7
Not Rated...
0.0Footnote Reference(b)
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-5 Years...
20.2%
5-10 Years...
36.0
10-15 Years...
9.2
15-20 Years...
7.0
More than 20 Years...
27.6

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited or Markit Indices Limited and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Advanced Investment Grade Corporate Bond ETF

Semi-Annual Shareholder Report — August 31, 2024

ELQD-08/24-SAR

(b)  Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies –

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
AUGUST 31, 2024
2024 Semi-Annual
Financial Statements (Unaudited)
iShares Trust
iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE Arca
iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ
iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ
iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ
iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ
iShares 25+ Year Treasury STRIPS Bond ETF | GOVZ | Cboe BZX
iShares Short Treasury Bond ETF | SHV | NASDAQ

Page
2

Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
0-3 Month Treasury Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.25%
(a) (b) (c)
................ 140,292,228 $ 140,292,228
Total Money Market Funds — 0 .6%
(Cost: $ 140,292,228 ) .............................. 140,292,228
Par (000)
Pa r (000)
U.S. Treasury Obligations — 112.2%
U.S. Treasury Bills
(d)
5.31% , 09/03/24 .................. USD 3,051,743 3,051,742,800
5.31% , 09/05/24
(e)
................. 1,132,294 1,131,965,335
5.30% , 09/10/24 .................. 467,007 466,533,159
5.31% , 09/12/24 .................. 1,318,272 1,316,551,655
5.30% , 09/17/24 .................. 3,673,118 3,665,636,856
5.31% , 09/19/24 .................. 53,938 53,812,624
5.30% , 09/24/24 .................. 1,998,256 1,992,209,197
5.27% , 10/01/24 .................. 3,009,239 2,997,123,496
5.27% , 10/03/24 .................. 1,453,683 1,447,449,936
5.23% , 10/08/24 .................. 511,682 509,132,075
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
5.18% , 10/10/24 .................. USD 1,133,130 $ 1,127,149,449
5.21% , 10/15/24 .................. 1,508,923 1,499,927,597
5.17% , 10/22/24 .................. 1,975,026 1,961,269,373
5.21% , 10/29/24 .................. 3,100,000 3,075,406,677
5.21% , 10/31/24 .................. 1,038,106 1,029,634,764
5.14% , 11/07/24 .................. 412,967 409,222,781
5.14% , 11/14/24 .................. 505,253 500,205,523
5.12% , 11/21/24 .................. 1,495,425 1,479,049,678
Total U.S. Treasury Obligations — 112 .2%
(Cost: $ 27,705,827,261 ) ............................ 27,714,022,975
Total Short-Term Securities — 112.8%
(Cost: $ 27,846,119,489 ) ............................ 27,854,315,203
Total Investments — 112 .8%
(Cost: $ 27,846,119,489 ) ............................ 27,854,315,203
Liabilities in Excess of Other Assets — (12.8) % ............ (3,153,082,893)
Net Assets — 100.0% ...............................
$ 24,701,232,310
(a)
Affiliate of the Fund.
(b)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
(e)
All or a portion of this security is on loan.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 27,220,000 $ 113,072,228
(a)
$ — $ — $ — $ 140,292,228 140,292,228 $ 6,248,943
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Money Market Funds ...................................... $ 140,292,228 $ — $ — $ 140,292,228
U.S. Treasury Obligations ................................... — 27,714,022,975 — 27,714,022,975
$ 140,292,228 $ 27,714,022,975 $ — $ 27,854,315,203

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
1-3 Year Treasury Bond ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 6.75% , 08/15/26 ..... USD 23,920 $ 25,241,101
U.S. Treasury Notes
0.63% , 10/15/24 - 03/31/27 ........... 362,321 339,483,770
2.25% , 10/31/24 - 08/15/27 ........... 1,053,068 1,020,354,758
4.38% , 10/31/24 - 07/15/27 ........... 1,367,104 1,381,202,414
0.75% , 11/15/24 - 08/31/26 ........... 1,627,747 1,538,543,079
1.50% , 11/30/24 - 01/31/27 ........... 635,258 604,165,115
1.00% , 12/15/24
(a)
................. 3,136 3,101,672
1.13% , 01/15/25
(a)
................. 6,542 6,453,650
2.50% , 01/31/25 - 03/31/27 ........... 279,417 271,323,522
4.13% , 01/31/25 - 02/15/27 ........... 634,107 636,926,347
2.00% , 02/15/25
(a)
................. 3,209 3,168,054
1.13% , 02/28/25 - 02/28/27 ........... 408,907 385,444,900
2.75% , 02/28/25 - 07/31/27 ........... 498,999 485,440,929
4.63% , 02/28/25 - 06/15/27 ........... 2,211,754 2,239,697,696
1.75% , 03/15/25 - 12/31/26 ........... 147,851 141,005,117
0.50% , 03/31/25 - 08/31/27 ........... 895,560 817,356,506
2.63% , 03/31/25 - 05/31/27 ........... 394,139 382,194,352
3.88% , 03/31/25 - 01/15/26 ........... 780,689 777,652,951
2.88% , 04/30/25 - 07/31/25 ........... 29,712 29,337,582
2.13% , 05/15/25 - 05/31/26 ........... 169,470 164,258,009
0.25% , 05/31/25 - 10/31/25 ........... 298,642 285,526,557
4.25% , 05/31/25 - 03/15/27 ........... 1,036,195 1,041,365,797
3.00% , 07/15/25 - 10/31/25 ........... 404,660 398,954,463
2.00% , 08/15/25 - 11/15/26 ........... 341,398 328,070,768
5.00% , 08/31/25 - 09/30/25 ........... 295,412 297,389,841
3.50% , 09/15/25 .................. 216 213,705
4.50% , 11/15/25 - 05/15/27 ........... 2,259,329 2,279,469,992
4.88% , 11/30/25 - 05/31/26 ........... 349,691 353,298,700
4.00% , 12/15/25 - 01/15/27 ........... 2,555,354 2,552,768,833
3.75% , 04/15/26 - 08/15/27 ........... 971,363 968,307,871
1.63% , 05/15/26 - 11/30/26 ........... 697,612 666,972,775
3.63% , 05/15/26 .................. 397,447 394,808,004
0.88% , 06/30/26 - 09/30/26 ........... 594,298 560,026,839
1.88% , 06/30/26 - 02/28/27 ........... 575,524 551,545,454
1.38% , 08/31/26 .................. 152,374 144,963,909
1.25% , 11/30/26 - 12/31/26 ........... 745,311 703,123,106
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.25% , 06/30/27 .................. USD 242,724 $ 239,159,385
0.38% , 07/31/27 .................. 192,161 174,183,437
3.13% , 08/31/27 .................. 270,000 264,916,407
Total Long-Term Investments — 98 .9%
(Cost: $ 23,306,581,112 ) ............................ 23,457,417,367
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.25%
(b) (c) (d)
................ 78,126,892 78,126,892
Total Short-Term Securities — 0 .3%
(Cost: $ 78,126,892 ) ............................... 78,126,892
Total Investments Before Investments Sold Short — 99 .2%
(Cost: $ 23,384,708,004 ) ............................ 23,535,544,259
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Notes , 3.13% , 08/15/25 ...... (518) (512,195)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (512,244) ) ............................ (512,195)
Total Investments Net of Investments Sold Short — 99 .2%
(Cost: $ 23,384,195,760 ) ............................ 23,535,032,064
Other Assets Less Liabilities — 0.8% .................... 197,719,342
Net Assets — 100.0% ...............................
$ 23,732,751,406
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 468,836,072 $ — $ (390,709,180)
(a)
$ — $ — $ 78,126,892 78,126,892 $ 1,767,966
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
1-3 Year Treasury Bond ETF
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 23,457,417,367 $ — $ 23,457,417,367
Short-Term Securities
Money Market Funds ...................................... 78,126,892 — — 78,126,892
Liabilities
Investment Sold Short
U.S. Treasury Obligations ................................... — (512,195) — (512,195)
$ 78,126,892 $ 23,456,905,172 $ — $ 23,535,032,064

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
3-7 Year Treasury Bond ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 5.50% , 08/15/28 ..... USD 14,465 $ 15,436,867
U.S. Treasury Bonds STRIPS ,
0.00% , 02/15/29
(a)
................. 38,450 32,467,118
U.S. Treasury Notes
2.25% , 02/15/27 - 11/15/27 ........... 154,473 147,423,105
1.88% , 02/28/27 .................. 554 528,716
0.63% , 03/31/27 - 08/15/30 ........... 750,883 645,251,830
2.50% , 03/31/27 .................. 579 560,231
0.50% , 04/30/27 - 10/31/27 ........... 215,095 194,674,786
2.75% , 04/30/27 - 02/15/28 ........... 424,245 410,272,332
2.38% , 05/15/27 - 05/15/29 ........... 539,722 508,265,781
2.63% , 05/31/27 - 07/31/29 ........... 695,151 662,849,939
3.25% , 06/30/27 - 06/30/29 ........... 89,535 87,732,510
3.13% , 08/31/27 - 08/31/29 ........... 624,226 608,242,807
4.13% , 09/30/27 - 07/31/31 ........... 1,023,125 1,039,296,296
3.88% , 12/31/27 - 12/31/29 ........... 656,815 659,999,745
0.75% , 01/31/28 .................. 174,935 158,124,840
1.13% , 02/29/28 - 02/15/31 ........... 793,952 701,489,182
4.00% , 02/29/28 - 01/31/31 ........... 1,202,226 1,214,645,863
1.25% , 03/31/28 - 08/15/31 ........... 1,583,749 1,422,400,828
3.50% , 04/30/28 - 04/30/30 ........... 436,757 431,357,391
2.88% , 05/15/28 - 04/30/29 ........... 785,680 760,328,785
1.00% , 07/31/28 .................. 511,369 460,291,667
4.38% , 08/31/28 - 11/30/30 ........... 756,055 778,035,627
1.38% , 10/31/28 .................. 587,360 533,809,285
4.88% , 10/31/28 - 10/31/30 ........... 346,584 363,955,907
1.50% , 11/30/28 .................. 52,503 47,894,631
3.75% , 12/31/28 - 08/31/31 ........... 937,363 935,624,153
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.75% , 01/31/29 - 11/15/29 ........... USD 117,134 $ 106,299,830
4.25% , 02/28/29 - 06/30/31 ........... 510,067 522,280,356
4.63% , 04/30/29 - 05/31/31 ........... 549,729 573,279,083
4.50% , 05/31/29 .................. 183,869 189,937,596
3.63% , 08/31/29 - 03/31/30 ........... 239,001 237,343,454
1.63% , 05/15/31 .................. 348,787 304,017,091
Total Long-Term Investments — 98 .6%
(Cost: $ 14,914,580,661 ) ............................ 14,754,117,632
Shares
Shares
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.25%
(b) (c)
................. 100,236,010 100,236,010
Total Short-Term Securities — 0 .7%
(Cost: $ 100,236,010 ) .............................. 100,236,010
Total Investments — 99 .3%
(Cost: $ 15,014,816,671 ) ............................ 14,854,353,642
Other Assets Less Liabilities — 0.7% .................... 100,030,630
Net Assets — 100.0% ...............................
$ 14,954,384,272
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 188,906,078 $ — $ (88,670,068)
(a)
$ — $ — $ 100,236,010 100,236,010 $ 1,365,620
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
3-7 Year Treasury Bond ETF
Schedule of Investments
7
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 14,754,117,632 $ — $ 14,754,117,632
Short-Term Securities
Money Market Funds ...................................... 100,236,010 — — 100,236,010
$ 100,236,010 $ 14,754,117,632 $ — $ 14,854,353,642

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
7-10 Year Treasury Bond ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
0.63% , 08/15/30 .................. USD 401 $ 333,979
4.13% , 03/31/31 - 11/15/32 ........... 2,280,758 2,323,430,182
1.63% , 05/15/31 .................. 240,180 209,350,295
4.63% , 05/31/31 .................. 18,873 19,772,312
4.25% , 06/30/31 .................. 14,382 14,759,733
1.25% , 08/15/31 .................. 1,190,296 1,004,777,035
1.38% , 11/15/31 .................. 2,857,474 2,419,253,813
1.88% , 02/15/32 .................. 3,113,683 2,720,093,746
2.88% , 05/15/32 .................. 2,689,443 2,516,099,633
2.75% , 08/15/32 .................. 963,097 890,676,623
3.50% , 02/15/33 .................. 2,599,000 2,528,340,077
3.38% , 05/15/33 .................. 2,802,424 2,696,675,787
3.88% , 08/15/33 - 08/15/34 ........... 4,304,156 4,292,633,199
4.50% , 11/15/33 .................. 3,128,828 3,270,969,163
4.00% , 02/15/34 .................. 3,618,061 3,640,673,982
4.38% , 05/15/34 .................. 2,899,921 3,005,043,447
Total Long-Term Investments — 99 .0%
(Cost: $ 31,614,917,736 ) ............................ 31,552,883,006
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.25%
(a) (b)
................. 302,924,460 $ 302,924,460
Total Short-Term Securities — 1 .0%
(Cost: $ 302,924,460 ) .............................. 302,924,460
Total Investments — 100 .0%
(Cost: $ 31,917,842,196 ) ............................ 31,855,807,466
Liabilities in Excess of Other Assets — (0.0) % ............. (3,278,931)
Net Assets — 100.0% ...............................
$ 31,852,528,535
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 204,610,000 $ 98,314,460
(a)
$ — $ — $ — $ 302,924,460 302,924,460 $ 2,617,807
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 31,552,883,006 $ — $ 31,552,883,006
Short-Term Securities
Money Market Funds ...................................... 302,924,460 — — 302,924,460
$ 302,924,460 $ 31,552,883,006 $ — $ 31,855,807,466

Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
10-20 Year Treasury Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 02/15/36 - 02/15/44 ........... USD 565,959 $ 583,679,684
4.75% , 02/15/37 - 11/15/43 ........... 466,590 495,320,370
5.00% , 05/15/37 .................. 42,751 47,205,117
4.38% , 02/15/38 - 08/15/43 ........... 450,425 458,486,843
3.50% , 02/15/39 .................. 53,008 49,910,722
4.25% , 05/15/39 - 11/15/40 ........... 63,482 64,748,979
4.63% , 02/15/40 - 05/15/44 ........... 207,841 218,474,316
1.13% , 05/15/40 - 08/15/40 ........... 658,684 423,705,615
3.88% , 08/15/40 - 05/15/43 ........... 775,091 734,854,445
1.38% , 11/15/40 .................. 599,708 398,290,709
1.88% , 02/15/41 .................. 634,655 456,406,334
2.25% , 05/15/41 .................. 704,626 535,598,184
1.75% , 08/15/41 .................. 632,983 439,997,365
3.75% , 08/15/41 - 11/15/43 ........... 133,527 123,513,685
2.00% , 11/15/41 .................. 668,819 482,725,409
3.13% , 11/15/41 - 08/15/44 ........... 259,793 220,408,397
2.38% , 02/15/42 .................. 306,306 234,012,694
3.00% , 05/15/42 .................. 1,735 1,459,770
3.25% , 05/15/42 .................. 99,168 86,408,128
2.75% , 08/15/42 - 11/15/42 ........... 570,353 459,959,773
3.38% , 08/15/42 - 05/15/44 ........... 473,038 417,007,635
4.00% , 11/15/42 .................. 313,371 302,354,147
2.88% , 05/15/43 .................. 259,156 210,857,662
3.63% , 08/15/43 - 02/15/44 ........... 334,525 303,886,618
4.13% , 08/15/44 .................. 120,610 117,688,977
U.S. Treasury Bonds Principal STRIPS
(a)
0.00% , 11/15/40 - 02/15/41 ........... 168,253 83,727,084
0.00% , 05/15/41
(b)
................. 3,455 1,697,144
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.88% , 04/30/29 - 05/15/32 ........... USD 17,709 $ 16,571,145
3.13% , 08/31/29 .................. 55,960 54,364,266
0.63% , 08/15/30 .................. 5,516 4,596,713
1.38% , 11/15/31 .................. 93,062 78,790,408
1.88% , 02/15/32 .................. 2,572 2,246,971
2.75% , 08/15/32 .................. 4,449 4,114,641
Total Long-Term Investments — 98 .6%
(Cost: $ 8,226,776,915 ) ............................ 8,113,069,950
Shares
Shares
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.25%
(c) (d) (e)
................ 105,335,607 105,335,607
Total Short-Term Securities — 1 .3%
(Cost: $ 105,335,607 ) .............................. 105,335,607
Total Investments — 99 .9%
(Cost: $ 8,332,112,522 ) ............................ 8,218,405,557
Other Assets Less Liabilities — 0.1% .................... 4,606,236
Net Assets — 100.0% ...............................
$ 8,223,011,793
(a)
Zero-coupon bond.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 147,527,500 $ — $ (42,191,893)
(a)
$ — $ — $ 105,335,607 105,335,607 $ 1,849,240
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
10-20 Year Treasury Bond ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 8,113,069,950 $ — $ 8,113,069,950
Short-Term Securities
Money Market Funds ...................................... 105,335,607 — — 105,335,607
$ 105,335,607 $ 8,113,069,950 $ — $ 8,218,405,557

Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
20+ Year Treasury Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
2.75% , 11/15/42 - 11/15/47 ........... USD 1,747,297 $ 1,336,867,385
4.00% , 11/15/42 - 11/15/52 ........... 2,229,544 2,139,667,013
3.13% , 02/15/43 - 05/15/48 ........... 4,579,156 3,790,524,051
2.88% , 05/15/43 - 05/15/52 ........... 4,256,673 3,354,108,112
3.63% , 08/15/43 - 05/15/53 ........... 4,560,292 4,093,755,628
3.75% , 11/15/43 .................. 88,678 82,002,532
4.50% , 02/15/44 .................. 419 429,885
3.38% , 05/15/44 - 11/15/48 ........... 2,200,463 1,875,218,806
3.00% , 11/15/44 - 08/15/52 ........... 10,170,614 8,123,648,200
2.50% , 02/15/45 - 05/15/46 ........... 5,788,667 4,296,306,476
2.25% , 08/15/49 - 02/15/52 ........... 2,744,618 1,859,878,118
2.38% , 11/15/49 - 05/15/51 ........... 583,409 406,454,276
2.00% , 02/15/50 - 08/15/51 ........... 9,921,787 6,312,217,106
1.25% , 05/15/50 .................. 903,035 474,410,846
1.38% , 08/15/50 .................. 2,890,580 1,565,429,569
1.63% , 11/15/50 .................. 5,973,017 3,453,850,200
1.88% , 02/15/51 - 11/15/51 ........... 12,350,914 7,600,161,464
4.13% , 08/15/53 .................. 2,898,583 2,846,385,672
4.75% , 11/15/53 .................. 2,459,324 2,679,126,082
4.25% , 02/15/54 - 08/15/54 ........... 3,100,901 3,114,419,843
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.63% , 05/15/54 .................. USD 1,538,577 $ 1,644,353,634
Total Long-Term Investments — 98 .7%
(Cost: $ 65,303,938,123 ) ............................ 61,049,214,898
Shares
Shares
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.25%
(a) (b)
................. 960,405,411 960,405,411
Total Short-Term Securities — 1 .6%
(Cost: $ 960,405,411 ) .............................. 960,405,411
Total Investments — 100 .3%
(Cost: $ 66,264,343,534 ) ............................ 62,009,620,309
Liabilities in Excess of Other Assets — (0.3) % ............. (167,288,797)
Net Assets — 100.0% ...............................
$ 61,842,331,512
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 810,710,000 $ 149,695,411
(a)
$ — $ — $ — $ 960,405,411 960,405,411 $ 11,138,544
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 61,049,214,898 $ — $ 61,049,214,898
Short-Term Securities
Money Market Funds ...................................... 960,405,411 — — 960,405,411
$ 960,405,411 $ 61,049,214,898 $ — $ 62,009,620,309

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
25+ Year Treasury STRIPS Bond ETF
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds Principal STRIPS
0.00% , 08/15/49 - 05/15/54
(a)
.......... USD 1,149,231 $ 364,451,016
U.S. Treasury Bonds STRIPS ,
0.00% , 05/15/52
(a)
................. 1 304
Total Long-Term Investments — 99 .7%
(Cost: $ 380,297,561 ) .............................. 364,451,320
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.25%
(b) (c)
................. 179,792 $ 179,792
Total Short-Term Securities — 0 .0%
(Cost: $ 179,792 ) ................................. 179,792
Total Investments — 99 .7%
(Cost: $ 380,477,353 ) .............................. 364,631,112
Other Assets Less Liabilities — 0.3% .................... 1,123,038
Net Assets — 100.0% ...............................
$ 365,754,150
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 20,000 $ 159,792
(a)
$ — $ — $ — $ 179,792 179,792 $ 6,029
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 364,451,320 $ — $ 364,451,320
Short-Term Securities
Money Market Funds ...................................... 179,792 — — 179,792
$ 179,792 $ 364,451,320 $ — $ 364,631,112

Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
Short Treasury Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.25%
(a) (b) (c)
................ 857,623,629 $ 857,623,629
Total Money Market Funds — 4 .5%
(Cost: $ 857,623,629 ) .............................. 857,623,629
Par (000)
Pa r (000)
U.S. Treasury Obligations — 102.7%
U.S. Treasury Bills
(d)
5.32% , 09/03/24 .................. USD 602,889 602,889,300
5.36% , 09/05/24 .................. 582,797 582,627,689
5.30% , 09/10/24
(e)
................. 198,358 198,156,969
5.25% , 09/12/24 .................. 626,157 625,339,765
5.30% , 09/17/24 .................. 777,434 775,850,515
5.30% , 09/24/24 .................. 399,646 398,436,855
5.30% , 09/26/24 .................. 39,989 39,856,033
2.83% , 10/01/24 .................. 749,238 746,221,889
5.33% , 10/03/24 .................. 1,243,464 1,238,133,046
5.26% , 10/10/24 .................. 548,440 545,545,332
5.31% , 10/15/24 .................. 599,170 595,597,549
5.26% , 10/17/24 .................. 346,660 344,501,272
5.29% , 10/22/24 .................. 429,929 426,934,632
5.27% , 10/24/24 .................. 696,508 691,464,216
5.00% , 10/29/24
(e)
................. 891,892 884,815,830
5.37% , 10/31/24 .................. 867,486 860,406,575
5.28% , 11/12/24 .................. 198,438 196,512,798
5.22% , 11/14/24 .................. 705,749 698,698,171
5.21% , 11/21/24 .................. 444,628 439,759,199
5.20% , 11/26/24
(e)
................. 397,608 392,991,855
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
5.09% , 11/29/24 .................. USD 532,522 $ 526,126,364
5.28% , 12/05/24
(e)
................. 250,029 246,867,081
5.29% , 12/12/24 .................. 651,913 643,139,537
5.06% , 12/17/24
(e)
................. 150,870 148,703,641
5.00% , 12/24/24
(e)
................. 150,905 148,601,406
4.82% , 12/26/24 .................. 511,387 503,516,754
5.02% , 12/31/24 .................. 200,000 196,773,778
5.24% , 01/02/25 .................. 994,710 978,728,880
5.20% , 01/09/25 .................. 395,030 388,352,020
4.97% , 01/16/25 .................. 300,091 294,745,531
4.87% , 01/23/25 .................. 916,873 899,730,724
4.89% , 01/30/25 .................. 200,974 197,036,815
4.91% , 02/13/25 .................. 701,256 686,300,644
4.92% , 02/20/25 .................. 474,827 464,288,187
4.80% , 02/27/25 .................. 450,052 439,679,710
5.05% , 03/20/25
(e)
................. 25,528 24,916,062
5.15% , 04/17/25
(e)
................. 614,449 597,533,925
5.13% , 05/15/25
(e)
................. 405,522 393,061,938
5.00% , 07/10/25 .................. 158,016 152,194,126
4.45% , 08/07/25 .................. 450,390 432,515,976
Total U.S. Treasury Obligations — 102 .7%
(Cost: $ 19,634,787,796 ) ............................ 19,647,552,589
Total Short-Term Securities — 107.2%
(Cost: $ 20,492,411,425 ) ............................ 20,505,176,218
Total Investments — 107 .2%
(Cost: $ 20,492,411,425 ) ............................ 20,505,176,218
Liabilities in Excess of Other Assets — (7.2) % ............. (1,385,758,231)
Net Assets — 100.0% ...............................
$ 19,119,417,987
(a)
Affiliate of the Fund.
(b)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
(e)
All or a portion of this security is on loan.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 1,530,557,500 $ — $ (672,933,871)
(a)
$ — $ — $ 857,623,629 857,623,629 $ 6,911,238
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short Treasury Bond ETF
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Money Market Funds ...................................... $ 857,623,629 $ — $ — $ 857,623,629
U.S. Treasury Obligations ................................... — 19,647,552,589 — 19,647,552,589
$ 857,623,629 $ 19,647,552,589 $ — $ 20,505,176,218

Statements of Assets and Liabilities
(unaudited)

August 31, 2024
15
Statements of Assets and Liabilities
See notes to financial statements.
iShares 0-3
Month Treasury
Bond ETF
iShares 1-3
Year Treasury
Bond ETF
iShares 3-7
Year Treasury
Bond ETF
iShares 7-10
Year Treasury
Bond ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 27,714,022,975 $ 23,457,417,367 $ 14,754,117,632 $ 31,552,883,006
Investments, at value — affiliated
(c)
............................................ 140,292,228 78,126,892 100,236,010 302,924,460
Receivables: – – – –
Investment s sold ...................................................... — 1,225,815,660 475,440,566 888,305,927
Securities lending income — affiliated ........................................ 66,928 1,726 — —
Capital shares sold ..................................................... — — — 922,224
Dividends — affiliated ................................................... 1,258,924 273,664 404,051 773,620
Interest — unaffiliated ................................................... 685 189,699,664 118,524,359 196,709,282
Total a ssets ...........................................................
27,855,641,740 24,951,334,973 15,448,722,618 32,942,518,519
LIABILITIES
Investments sold short, at value
(d)
............................................. — 512,195 — —
Due to broker .......................................................... — 198,019 — —
Collateral on securities loaned ............................................... 17,340,000 9,373,669 — —
Payables: – – – –
Investments purchased .................................................. 3,075,406,677 1,205,187,015 492,452,305 1,086,057,810
Capital shares redeemed ................................................. 59,802,644 223,056 — —
Investment advisory fees ................................................. 1,860,109 3,089,613 1,886,041 3,932,174
Total li abilities ..........................................................
3,154,409,430 1,218,583,567 494,338,346 1,089,989,984
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 24,701,232,310 $ 23,732,751,406 $ 14,954,384,272 $ 31,852,528,535
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 24,584,138,959 $ 24,574,746,776 $ 15,935,242,510 $ 35,846,872,164
Accumulated earnings (loss) ................................................ 117,093,351 (841,995,370) (980,858,238) (3,994,343,629)
NET ASSETS ..........................................................
$ 24,701,232,310 $ 23,732,751,406 $ 14,954,384,272 $ 31,852,528,535
NET ASSET VALUE
Shares outstanding ......................................................
245,150,000 286,700,000 126,000,000 328,100,000
Net asset value .........................................................
$ 100.76 $ 82.78 $ 118.69 $ 97.08
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 27,705,827,261 $ 23,306,581,112 $ 14,914,580,661 $ 31,614,917,736
(b)
  Securities loaned, at value ............................................ $ 16,995,070 $ 9,175,396 $ — $ —
(c)
  Investments, at cost — affiliated ......................................... $ 140,292,228 $ 78,126,892 $ 100,236,010 $ 302,924,460
(d)
  Proceeds received from short sales ...................................... $ — $ 512,244 $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
August 31, 2024
2024
iShares Semi-Annual Financial Statements
16
See notes to financial statements.
iShares 10-20
Year Treasury
Bond ETF
iShares 20+
Year Treasury
Bond ETF
iShares 25+
Year Treasury
STRIPS Bond
ETF
iShares Short
Treasury Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 8,113,069,950 $ 61,049,214,898 $ 364,451,320 $ 19,647,552,589
Investments, at value — affiliated
(c)
............................................ 105,335,607 960,405,411 179,792 857,623,629
Cash ............................................................... 870,033 — — —
Receivables: – – – –
Investment s sold ...................................................... 167,526,881 114,216,380 1,149,166 —
Securities lending income — affiliated ........................................ 361 306 — 480,983
Capital shares sold ..................................................... — 1,503,129 2,408 4,091,607
Dividends — affiliated ................................................... 341,491 3,229,693 1,516 440,933
Interest — unaffiliated ................................................... 45,250,318 330,157,863 — —
Total a ssets ...........................................................
8,432,394,641 62,458,727,680 365,784,202 20,510,189,741
LIABILITIES
Bank overdraft .......................................................... — 207,855 — —
Collateral on securities loaned ............................................... 1,537,500 — — 784,377,500
Payables: – – – –
Investments purchased .................................................. 206,782,302 603,964,072 — 594,976,333
Capital shares redeemed ................................................. — 4,509,387 1,204 9,001,536
Investment advisory fees ................................................. 1,063,046 7,714,854 28,848 2,416,385
Total li abilities ..........................................................
209,382,848 616,396,168 30,052 1,390,771,754
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 8,223,011,793 $ 61,842,331,512 $ 365,754,150 $ 19,119,417,987
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 9,408,069,165 $ 73,478,989,825 $ 460,537,985 $ 19,070,586,928
Accumulated earnings (loss) ................................................ (1,185,057,372) (11,636,658,313) (94,783,835) 48,831,059
NET ASSETS ..........................................................
$ 8,223,011,793 $ 61,842,331,512 $ 365,754,150 $ 19,119,417,987
NET ASSET VALUE
Shares outstanding ......................................................
76,600,000 640,400,000 31,650,000 172,860,000
Net asset value .........................................................
$ 107.35 $ 96.57 $ 11.56 $ 110.61
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 8,226,776,915 $ 65,303,938,123 $ 380,297,561 $ 19,634,787,796
(b)
  Securities loaned, at value ............................................ $ 1,473,855 $ — $ — $ 768,645,122
(c)
  Investments, at cost — affiliated ......................................... $ 105,335,607 $ 960,405,411 $ 179,792 $ 857,623,629

Statements of Operations
(unaudited)

Six Months Ended August 31, 2024
17
Statements of Operations
iShares 0-3
Month Treasury
Bond ETF
iShares 1-3
Year Treasury
Bond ETF
iShares 3-7
Year Treasury
Bond ETF
iShares 7-10
Year Treasury
Bond ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 5,999,325 $ 1,664,012 $ 1,355,762 $ 2,169,962
Interest — unaffiliated ................................................... 580,405,416 499,244,723 227,666,482 544,653,894
Securities lending income — affiliated — net ................................... 249,618 103,954 9,858 447,845
Total investment income ...................................................
586,654,359 501,012,689 229,032,102 547,271,701
EXPENSES
Investment advisory .................................................... 11,839,463 18,508,110 10,358,937 21,942,202
Commitment costs ..................................................... 19,242 — — —
Total e xpenses .........................................................
11,858,705 18,508,110 10,358,937 21,942,202
Less: – – – –
Investment advisory fees waived ........................................... (3,447,220) — — —
Total ex penses after fees waived .............................................
8,411,485 18,508,110 10,358,937 21,942,202
Net investment income ....................................................
578,242,874 482,504,579 218,673,165 525,329,499
REALIZED AND UNREALIZED GAIN (LOSS) $ 10,155,724 $ 305,593,231 $ 387,467,581 $ 900,247,193
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ — $ (92,950,543) $ (92,935,229) $ (832,448,645)
In-kind redemptions — unaffiliated
(a)
....................................... 33,532 6,486,067 17,300,361 67,582,122
Payment by affiliate .................................................. — — 13,552 —
33,532 (86,464,476) (75,621,316) (764,866,523)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 10,122,193 392,057,658 463,088,897 1,665,113,717
Short sales — unaffiliated .............................................. — 49 — —
10,122,193 392,057,707 463,088,897 1,665,113,717
Net realized and unrealized gain .............................................
10,155,725 305,593,231 387,467,581 900,247,194
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 588,398,599 $ 788,097,810 $ 606,140,746 $ 1,425,576,693
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended August 31, 2024
2024
iShares Semi-Annual Financial Statements
18
iShares 10-20
Year Treasury
Bond ETF
iShares 20+
Year Treasury
Bond ETF
iShares 25+
Year Treasury
STRIPS Bond
ETF
iShares Short
Treasury Bond
ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 1,614,169 $ 11,136,088 $ 5,948 $ 4,083,133
Interest — unaffiliated ................................................... 166,079,768 1,071,559,573 5,553,848 491,633,672
Securities lending income — affiliated — net ................................... 235,071 2,456 81 2,828,105
Total investment income ...................................................
167,929,008 1,082,698,117 5,559,877 498,544,910
EXPENSES
Investment advisory .................................................... 5,940,147 38,908,970 190,991 14,182,299
Commitment costs ..................................................... — — — 19,242
Interest expense ...................................................... — — 817 —
Total e xpenses .........................................................
5,940,147 38,908,970 191,808 14,201,541
Less: – – – –
Investment advisory fees waived ........................................... — — (64,582) (69,664)
Total ex penses after fees waived .............................................
5,940,147 38,908,970 127,226 14,131,877
Net investment income ....................................................
161,988,861 1,043,789,147 5,432,651 484,413,033
REALIZED AND UNREALIZED GAIN (LOSS) $ 260,572,346 $ 1,581,950,828 $ 12,614,967 $ 17,544,190
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (173,375,907) $ (2,134,357,418) $ (18,031,376) $ 1,398,968
In-kind redemptions — unaffiliated
(a)
....................................... 22,244,761 382,314,554 6,017,827 527,579
(151,131,146) (1,752,042,864) (12,013,549) 1,926,547
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 411,703,492 3,333,993,691 24,628,515 15,617,643
Net realized and unrealized gain .............................................
260,572,346 1,581,950,827 12,614,966 17,544,190
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 422,561,207 $ 2,625,739,974 $ 18,047,617 $ 501,957,223
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
19
Statements of Changes in Net Assets
See notes to financial statements.
iShares 0-3 Month Treasury Bond ETF iShares 1-3 Year Treasury Bond ETF
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 578,242,874 $ 728,033,727 $ 482,504,579 $ 851,308,319
Net realized gain (loss) ............................................ 33,532 225,124 (86,464,476) (468,968,368)
Net change in unrealized appreciation (depreciation) ........................ 10,122,193 (1,973,749) 392,057,707 667,550,333
Net increase in net assets resulting from operations ...........................
588,398,599 726,285,102 788,097,810 1,049,890,284
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(544,681,984)
(b)
(675,659,011) (475,146,711)
(b)
(829,122,279)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
6,136,457,943 10,347,503,962 (2,137,499,895) (1,003,021,375)
NET ASSETS
Total increase (decrease) in net assets ................................... 6,180,174,558 10,398,130,053 (1,824,548,796) (782,253,370)
Beginning of period ................................................
18,521,057,752 8,122,927,699 25,557,300,202 26,339,553,572
End of period ....................................................
$ 24,701,232,310 $ 18,521,057,752 $ 23,732,751,406 $ 25,557,300,202
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2024
iShares Semi-Annual Financial Statements
20
See notes to financial statements.
iShares 3-7 Year Treasury Bond ETF iShares 7-10 Year Treasury Bond ETF
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 218,673,165 $ 334,099,086 $ 525,329,499 $ 855,368,820
Net realized loss ................................................ (75,621,316) (453,468,810) (764,866,523) (1,383,200,291)
Net change in unrealized appreciation (depreciation) ........................ 463,088,897 523,381,542 1,665,113,717 731,353,030
Net increase in net assets resulting from operations ...........................
606,140,746 404,011,818 1,425,576,693 203,521,559
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(210,314,799)
(b)
(322,555,021) (503,891,409)
(b)
(829,462,599)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
1,183,675,299 1,285,662,391 3,065,888,161 5,509,125,703
NET ASSETS
Total increase in net assets ........................................... 1,579,501,246 1,367,119,188 3,987,573,445 4,883,184,663
Beginning of period ................................................
13,374,883,026 12,007,763,838 27,864,955,090 22,981,770,427
End of period ....................................................
$ 14,954,384,272 $ 13,374,883,026 $ 31,852,528,535 $ 27,864,955,090
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
21
Statements of Changes in Net Assets
See notes to financial statements.
iShares 10-20 Year Treasury Bond ETF iShares 20+ Year Treasury Bond ETF
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 161,988,861 $ 302,105,982 $ 1,043,789,147 $ 1,505,673,994
Net realized loss ................................................ (151,131,146) (134,357,949) (1,752,042,864) (2,600,577,020)
Net change in unrealized appreciation (depreciation) ........................ 411,703,492 (165,080,386) 3,333,993,691 (269,922,256)
Net increase (decrease) in net assets resulting from operations ...................
422,561,207 2,667,647 2,625,739,974 (1,364,825,282)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(158,970,909)
(b)
(299,913,515) (999,962,238)
(b)
(1,423,935,830)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
209,144,893 (230,401,103) 10,453,361,286 22,187,012,620
NET ASSETS
Total increase (decrease) in net assets ................................... 472,735,191 (527,646,971) 12,079,139,022 19,398,251,508
Beginning of period ................................................
7,750,276,602 8,277,923,573 49,763,192,490 30,364,940,982
End of period ....................................................
$ 8,223,011,793 $ 7,750,276,602 $ 61,842,331,512 $ 49,763,192,490
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2024
iShares Semi-Annual Financial Statements
22
See notes to financial statements.
iShares 25+ Year Treasury STRIPS Bond ETF iShares Short Treasury Bond ETF
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 5,432,651 $ 5,832,713 $ 484,413,033 $ 1,008,345,606
Net realized gain (loss) ............................................ (12,013,549) (61,158,044) 1,926,547 1,940,355
Net change in unrealized appreciation (depreciation) ........................ 24,628,515 41,485,165 15,617,643 31,585,558
Net increase (decrease) in net assets resulting from operations ...................
18,047,617 (13,840,166) 501,957,223 1,041,871,519
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(4,950,127)
(b)
(6,043,087) (475,253,623)
(b)
(995,877,471)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
110,988,599 (20,427,364) 1,110,200,588 (5,806,139,037)
NET ASSETS
Total increase (decrease) in net assets ................................... 124,086,089 (40,310,617) 1,136,904,188 (5,760,144,989)
Beginning of period ................................................
241,668,061 281,978,678 17,982,513,799 23,742,658,788
End of period ....................................................
$ 365,754,150 $ 241,668,061 $ 19,119,417,987 $ 17,982,513,799
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
23
Financial Highlights
iShares 0-3 Month Treasury Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Period from
05/26/20
(a)
to 02/28/21
Net asset value, beginning of period ..............................
$ 100.66  $ 100.41  $ 100.02  $ 100.01  $ 100.01
Net investment income
(b)
......................................
2 .68  5 .26  2 .81  0 .04  0 .05
Net realized and unrealized gain (loss)
(c)
............................
0.04  (0.06) (0.57) 0.00  0.00
(d)
Net increase from investment operations ............................. 2.72  5.20  2.24  0.04  0.05
Distributions from net investment income
(e)
......................... (2.62)
(f)
(4.95) (1.85) (0.03) (0.05)
Net asset value, end of period ................................... $ 100.76  $ 100.66  $ 100.41  $ 100.02  $ 100.01
Total Return
(g)
— — — — —
Based on net asset value ....................................... 2.74%
(h)
5.32% 2.25% 0.04% 0.05%
(h)
Ratios to Average Net Assets
(i)
Total expen ses ..............................................
0.11%
(j)
0.12% 0.12% 0.12% 0.12%
(j)
Total expenses after fees waived ..................................
0.08%
(j)
0.06% 0.04% 0.03% 0.03%
(j)
Net investment income .........................................
5.29%
(j)
5.24% 2.81% 0.04% 0.07%
(j)
Supplemental Data
Net assets, end of period (000) ................................... $ 24,701,232  $ 18,521,058  $ 8,122,928  $ 1,865,428  $ 735,108
Portfolio turnover rate
(k)
......................................... 0% 0%
(l)
0% 0% 326%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Rounds to less than $0.01.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.
(l)
Portfolio turnover rate presented in the previously issued financial statements for the year-ended 02/29/24 of 584% has been revised to remove the impact from short-term securities included in error, which the fund determined was immaterial to the previously issued financial statements.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements
24
iShares 1-3 Year Treasury Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Year Ended
02/29/20
Net asset value, beginning of period ................
$ 81.70  $ 80.97  $ 84.55  $ 86.30  $ 85.70  $ 83.73
Net investment income
(a)
........................
1 .61  2 .60  1 .38  0 .20  0 .62  1 .73
Net realized and unrealized gain (loss)
(b)
..............
1.05  0.67  (3.77) (1.73) 0.69  2.02
Net increase (decrease) from investment operations ....... 2.66  3.27  (2.39) (1.53) 1.31  3.75
Distributions
(c)
– – – – – –
From net investment income .....................
( 1 .58 )
(d)
( 2 .54 ) ( 1 .19 ) ( 0 .19 ) ( 0 .71 ) ( 1 .78 )
From net realized gain ..........................
—  —  —  ( 0 .03 ) —  —
Total distributions .............................. (1.58) (2.54) (1.19) (0.22) (0.71) (1.78)
Net asset value, end of period ..................... $ 82.78  $ 81.70  $ 80.97  $ 84.55  $ 86.30  $ 85.70
Total Return
(e)
— — — — — —
Based on net asset value ......................... 3.28%
(f)
4.11% (2.84)% (1.77)% 1.52% 4.53%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................
3.91%
(h)
3.20% 1.69% 0.24% 0.71% 2.05%
Supplemental Data
Net assets, end of period (000) ..................... $ 23,732,751  $ 25,557,300  $ 26,339,554  $ 21,433,224  $ 19,572,396  $ 17,465,741
Portfolio turnover rate
(i)
........................... 27% 55% 73% 148% 79% 56%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
25
Financial Highlights
iShares 3-7 Year Treasury Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Year Ended
02/29/20
Net asset value, beginning of period ................
$ 115.50  $ 114.47  $ 126.06  $ 131.00  $ 130.24  $ 121.54
Net investment income
(a)
........................
1 .85  2 .98  1 .84  0 .94  1 .29  2 .44
Net realized and unrealized gain (loss)
(b)
..............
3.13  0.92  (11.75) (4.94) 0.85  8.76
Net increase (decrease) from investment operations ....... 4.98  3.90  (9.91) (4.00) 2.14  11.20
Distributions from net investment income
(c)
........... (1.79)
(d)
(2.87) (1.68) (0.94) (1.38) (2.50)
Net asset value, end of period ..................... $ 118.69  $ 115.50  $ 114.47  $ 126.06  $ 131.00  $ 130.24
Total Return
(e)
— — — — — —
Based on net asset value ......................... 4.36%
(f) (g)
3.44% (7.90)% (3.07)% 1.63% 9.31%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.15%
(i)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................
3.17%
(i)
2.58% 1.57% 0.72% 0.97% 1.95%
Supplemental Data
Net assets, end of period (000) ..................... $ 14,954,384  $ 13,374,883  $ 12,007,764  $ 10,475,559  $ 11,227,126  $ 9,923,985
Portfolio turnover rate
(j)
........................... 19% 45% 36% 62% 49% 38%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements
26
iShares 7-10 Year Treasury Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Year Ended
02/29/20
Net asset value, beginning of period ................
$ 94.14  $ 95.72  $ 111.99  $ 115.71  $ 117.31  $ 104.16
Net investment income
(a)
........................
1 .70  2 .92  2 .15  1 .08  1 .15  2 .19
Net realized and unrealized gain (loss)
(b)
..............
2.89  (1.67) (16.44) (3.81) (1.53) 13.19
Net increase (decrease) from investment operations ....... 4.59  1.25  (14.29) (2.73) (0.38) 15.38
Distributions from net investment income
(c)
........... (1.65)
(d)
(2.83) (1.98) (0.99) (1.22) (2.23)
Net asset value, end of period ..................... $ 97.08  $ 94.14  $ 95.72  $ 111.99  $ 115.71  $ 117.31
Total Return
(e)
— — — — — —
Based on net asset value ......................... 4.95%
(f)
1.32% (12.83)% (2.38)% (0.37)% 14.94%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................
3.59%
(h)
3.06% 2.15% 0.94% 0.95% 1.98%
Supplemental Data
Net assets, end of period (000) ..................... $ 31,852,529  $ 27,864,955  $ 22,981,770  $ 17,413,750  $ 14,209,563  $ 21,480,308
Portfolio turnover rate
(i)
........................... 34% 48% 53% 114% 76% 57%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
iShares 10-20 Year Treasury Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Year Ended
02/29/20
Net asset value, beginning of period ...............
$ 103.89  $ 109.21  $ 141.79  $ 146.54  $ 158.70  $ 132.80
Net investment income
(a)
.......................
2 .14  4 .17  3 .70  2 .41  2 .04  3 .18
Net realized and unrealized gain (loss)
(b)
.............
3.42  (5.32) (33.13) (4.91) (10.08) 26.01
Net increase (decrease) from investment operations ...... 5.56  (1.15) (29.43) (2.50) (8.04) 29.19
Distributions
(c)
– – – – – –
From net investment income ....................
( 2 .10 )
(d)
( 4 .17 ) ( 3 .15 ) ( 2 .25 ) ( 2 .80 ) ( 3 .29 )
From net realized gain .........................
—  —  —  —  ( 1 .32 ) —
Total distributions ............................. (2.10) (4.17) (3.15) (2.25) (4.12) (3.29)
Net asset value, end of period .................... $ 107.35  $ 103.89  $ 109.21  $ 141.79  $ 146.54  $ 158.70
Total Return
(e)
— — — — — —
Based on net asset value ........................ 5.45%
(f)
(1.05)% (20.90)% (1.74)% (5.38)% 22.28%
Ratios to Average Net Assets
(g)
Total expen ses ...............................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ..........................
4.09%
(h)
3.93% 3.23% 1.65% 1.25% 2.21%
Supplemental Data
Net assets, end of period (000) .................... $ 8,223,012  $ 7,750,277  $ 8,277,924  $ 2,325,430  $ 1,186,936  $ 1,095,034
Portfolio turnover rate
(i)
.......................... 18% 26% 56% 114% 214% 63%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements
28
iShares 20+ Year Treasury Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Year Ended
02/29/20
Net asset value, beginning of period ...............
$ 94.07  $ 101.52  $ 139.87  $ 143.12  $ 155.13  $ 119.95
Net investment income
(a)
.......................
1 .89  3 .54  2 .98  2 .25  2 .24  3 .09
Net realized and unrealized gain (loss)
(b)
.............
2.44  (7.61) (38.60) (3.26) (11.95) 35.13
Net increase (decrease) from investment operations ...... 4.33  (4.07) (35.62) (1.01) (9.71) 38.22
Distributions from net investment income
(c)
.......... (1.83)
(d)
(3.38) (2.73) (2.24) (2.30) (3.04)
Net asset value, end of period .................... $ 96.57  $ 94.07  $ 101.52  $ 139.87  $ 143.12  $ 155.13
Total Return
(e)
— — — — — —
Based on net asset value ........................ 4.71%
(f)
(4.06)% (25.64)% (0.72)% (6.43)% 32.29%
Ratios to Average Net Assets
(g)
Total expen ses ...............................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ..........................
4.02%
(h)
3.68% 2.72% 1.56% 1.39% 2.27%
Supplemental Data
Net assets, end of period (000) .................... $ 61,842,332  $ 49,763,192  $ 30,364,941  $ 16,113,367  $ 14,783,961  $ 21,237,057
Portfolio turnover rate
(i)
.......................... 11% 23% 22% 43% 65% 25%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
29
Financial Highlights
iShares 25+ Year Treasury STRIPS Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Period from
09/22/20
(a)
to 02/28/21
Net asset value, beginning of period .............................
$ 11.29  $ 13.08  $ 20.52  $ 20.61  $ 25.06
Net investment income
(b)
.....................................
0 .24  0 .47  0 .47  0 .45  0 .17
Net realized and unrealized gain (loss)
(c)
...........................
0.26  (1.79) (7.44) (0.14) (4.50)
Net increase (decrease) from investment operations .................... 0.50  (1.32) (6.97) 0.31  (4.33)
Distributions from net investment income
(d)
........................ (0.23)
(e)
(0.47) (0.47) (0.40) (0.12)
Net asset value, end of period .................................. $ 11.56  $ 11.29  $ 13.08  $ 20.52  $ 20.61
Total Return
(f)
— — — — —
Based on net asset value ...................................... 4.50%
(g)
(10.27)% (34.23)% 1.44% (17.33)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses .............................................
0.15%
(i)
0.15% 0.15% 0.15% 0.15%
(i)
Total expenses after fees waived .................................
0.10%
(i)
0.08% 0.04% 0.04% 0.07%
(i)
Net investment income ........................................
4.27%
(i)
3.97% 3.17% 2.10% 1.71%
(i)
Supplemental Data
Net assets, end of period (000) .................................. $ 365,754  $ 241,668  $ 281,979  $ 324,196  $ 28,853
Portfolio turnover rate
(j)
........................................ 12% 22% 50% 40% 36%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements
30
iShares Short Treasury Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Year Ended
02/29/20
Net asset value, beginning of period .................
$ 110.48  $ 110.22  $ 110.29  $ 110.52  $ 110.68  $ 110.52
Net investment income (loss)
(a)
.....................
2 .85  5 .40  2 .32  ( 0 .07 ) 0 .40  2 .28
Net realized and unrealized gain (loss)
(b)
...............
0.10  0.18  (0.50) (0.16) 0.10  0.25
Net increase (decrease) from investment operations ........ 2.95  5.58  1.82  (0.23) 0.50  2.53
Distributions
(c)
– – – – – –
From net investment income ......................
( 2 .82 )
(d)
( 5 .32 ) ( 1 .89 ) —  ( 0 .50 ) ( 2 .37 )
From net realized gain ...........................
—  —  —  —  ( 0 .16 ) —
Total distributions ............................... (2.82) (5.32) (1.89) —  (0.66) (2.37)
Net asset value, end of period ...................... $ 110.61  $ 110.48  $ 110.22  $ 110.29  $ 110.52  $ 110.68
Total Return
(e)
— — — — — —
Based on net asset value .......................... 2.71%
(f)
5.19% 1.66% (0.19)% 0.45% 2.31%
Ratios to Average Net Assets
(g)
Total expen ses .................................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived .....................
0.15%
(h)
0.15% 0.14% 0.15% 0.15% 0.15%
Net investment income (loss) ........................
5.12%
(h)
4.90% 2.10% (0.06)% 0.36% 2.06%
Supplemental Data
Net assets, end of period (000) ...................... $ 19,119,418  $ 17,982,514  $ 23,742,659  $ 15,779,285  $ 16,193,171  $ 20,276,511
Portfolio turnover rate
(i)
............................ 34% 62% 107% 86% 115% 42%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
31
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
iShares ETF
Diversification
Classification
0-3 Month Treasury Bond ............................................................................................... Diversified
1-3 Year Treasury Bond ................................................................................................ Diversified
3-7 Year Treasury Bond ................................................................................................ Diversified
7-10 Year Treasury Bond ................................................................................................ Diversified
10-20 Year Treasury Bond ............................................................................................... Diversified
20+ Year Treasury Bond ................................................................................................ Diversified
25+ Year Treasury STRIPS Bond .......................................................................................... Diversified
Short Treasury Bond .................................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements
32
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Effective June 28, 2024, for its investment advisory services to the iShares 0-3 Month Treasury Bond ETF, BFA is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 28, 2024, BFA was entitled to an annual investment advisory fee of 0.12%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares 25+ Year Treasury STRIPS Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.10% through February 28, 2029.
For the iShares Short Treasury Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
0-3 Month Treasury Bond
BofA Securities, Inc. .................................... $ 16,995,070 $ (16,995,070) $ – $ –
m
1-3 Year Treasury Bond
J.P. Morgan Securities LLC ............................... $ 9,175,396 $ (9,175,396) $ – $ –
m
10-20 Year Treasury Bond
Barclays Capital, Inc. ................................... $ 982,570 $ (982,570) $ – $ –
Citigroup Global Markets, Inc. .............................. 491,285 (491,285) – –
$ 1,473,855 $ (1,473,855) $ – $ –
Short Treasury Bond
BMO Capital Markets Corp. ............................... $ 91,589,488 $ (91,589,488) $ – $ –
Citigroup Global Markets, Inc. .............................. 145,870,650 (145,870,650) – –
Deutsche Bank Securities, Inc. ............................. 24,231,825 (24,231,825) – –
J.P. Morgan Securities LLC ............................... 290,854,581 (290,854,581) – –
Mitsubishi UFJ Securities Holdings Co., Ltd. .................... 2,965,170 (2,965,170) – –
Morgan Stanley ....................................... 137,761,735 (137,761,735) – –
Nomura Securities International, Inc. ......................... 3,968,264 (3,968,264) – –
State Street Bank & Trust Co. .............................. 33,965,456 (33,965,456) – –
Toronto-Dominion Bank (The) .............................. 37,437,953 (37,437,953) – –
$ 768,645,122 $ (768,645,122) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
0-3 Month Treasury Bond ............................................................................................ 0.09%
1-3 Year Treasury Bond ............................................................................................. 0.15
3-7 Year Treasury Bond ............................................................................................. 0.15
7-10 Year Treasury Bond ............................................................................................. 0.15
10-20 Year Treasury Bond ............................................................................................ 0.15
20+ Year Treasury Bond ............................................................................................. 0.15
25+ Year Treasury STRIPS Bond ....................................................................................... 0.15
Short Treasury Bond ............................................................................................... 0.15

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements
34
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to May 6, 2024, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: During the six months ended  August 31, 2024, 3-7 Year Treasury Bond received a reimbursement of $13,552 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating error, event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
0-3 Month Treasury Bond ............................................................................................... $ 3,447,220
25+ Year Treasury STRIPS Bond .......................................................................................... 64,083
Short Treasury Bond .................................................................................................. 69,483
iShares ETF Amounts
0-3 Month Treasury Bond ................................................................................................... $ 88,895
1-3 Year Treasury Bond .................................................................................................... 36,355
3-7 Year Treasury Bond .................................................................................................... 3,243
7-10 Year Treasury Bond .................................................................................................... 128,867
10-20 Year Treasury Bond ................................................................................................... 56,402
20+ Year Treasury Bond .................................................................................................... 1,037
25+ Year Treasury STRIPS Bond .............................................................................................. 35
Short Treasury Bond ...................................................................................................... 840,132

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
6. Purchases and Sales
For the six months ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended August 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 29, 2024, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
U.S. Government Securities
iShares ETF Purchases Sales
1-3 Year Treasury Bond ................................................................................. $ 6,612,953,408 $ 6,751,371,784
3-7 Year Treasury Bond ................................................................................. 2,626,032,245 2,692,720,867
7-10 Year Treasury Bond ................................................................................. 9,821,362,307 9,915,323,950
10-20 Year Treasury Bond ................................................................................ 1,394,875,229 1,403,294,055
20+ Year Treasury Bond ................................................................................. 5,423,782,469 5,572,653,573
25+ Year Treasury STRIPS Bond ........................................................................... 29,588,703 34,995,963
Short Treasury Bond ................................................................................... 2,104,118,966 1,074,983,103
iShares ETF
In-kind
Purchases
In-kind
Sales
0-3 Month Treasury Bond ................................................................................ $ 290,826,737 $ —
1-3 Year Treasury Bond ................................................................................. 3,685,227,784 5,796,874,195
3-7 Year Treasury Bond ................................................................................. 2,480,946,687 1,309,653,179
7-10 Year Treasury Bond ................................................................................. 9,649,181,095 6,623,773,909
10-20 Year Treasury Bond ................................................................................ 1,138,767,702 932,346,374
20+ Year Treasury Bond ................................................................................. 35,764,538,081 25,496,977,086
25+ Year Treasury STRIPS Bond ........................................................................... 215,298,935 104,336,285
Short Treasury Bond ................................................................................... 96,211,356 165,803,435
iShares ETF
Non-Expiring Capital
Loss Carryforwards
0-3 Month Treasury Bond ............................................................................................... $ (221,144)
1-3 Year Treasury Bond ................................................................................................ (987,179,677)
3-7 Year Treasury Bond ................................................................................................ (783,635,164)
7-10 Year Treasury Bond ................................................................................................ (3,175,828,313)
10-20 Year Treasury Bond ............................................................................................... (938,207,745)
20+ Year Treasury Bond ................................................................................................ (5,817,636,963)
25+ Year Treasury STRIPS Bond .......................................................................................... (68,022,849)
Short Treasury Bond .................................................................................................. (48,260,472)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
0-3 Month Treasury Bond ............................................ $ 27,846,119,489 $ 8,195,714 $ – $ 8,195,714
1-3 Year Treasury Bond ............................................. 23,386,831,162 172,660,391 (23,947,245) 148,713,146
3-7 Year Treasury Bond ............................................. 15,016,450,261 134,070,351 (296,166,970) (162,096,619)
7-10 Year Treasury Bond ............................................ 32,004,860,000 209,984,030 (359,036,564) (149,052,534)
10-20 Year Treasury Bond ........................................... 8,342,204,702 65,947,552 (189,746,697) (123,799,145)
20+ Year Treasury Bond ............................................. 66,277,786,403 188,096,395 (4,456,262,489) (4,268,166,094)
25+ Year Treasury STRIPS Bond ....................................... 380,578,276 2,353,506 (18,300,670) (15,947,164)
Short Treasury Bond ............................................... 20,492,411,425 13,061,173 (296,380) 12,764,793

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements
36
8. Line of Credit
The iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing
Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months, ended August 31, 2024, the Funds did not borrow under the Syndicated Credit Agreement.
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
08/31/24
Year Ended
02/29/24
iShares ETF Shares Amount Shares Amount
0-3 Month Treasury Bond
Shares sold 88,400,000 $ 8,879,346,083 144,100,000 $ 14,464,440,829
Shares redeemed (27,250,000) (2,742,888,140) (41,000,000) (4,116,936,867)
61,150,000 $ 6,136,457,943 103,100,000 $ 10,347,503,962
1-3 Year Treasury Bond
Shares sold 46,100,000 $ 3,768,813,798 152,500,000 $ 12,423,738,873
Shares redeemed (72,200,000) (5,906,313,693) (165,000,000) (13,426,760,248)
(26,100,000) $ (2,137,499,895) (12,500,000) $ (1,003,021,375)
3-7 Year Treasury Bond
Shares sold 21,600,000 $ 2,508,101,899 66,500,000 $ 7,677,570,565
Shares redeemed (11,400,000) (1,324,426,600) (55,600,000) (6,391,908,174)
10,200,000 $ 1,183,675,299 10,900,000 $ 1,285,662,391
7-10 Year Treasury Bond
Shares sold 103,200,000 $ 9,753,899,280 265,100,000 $ 25,475,616,835
Shares redeemed (71,100,000) (6,688,011,119) (209,200,000) (19,966,491,132)
32,100,000 $ 3,065,888,161 55,900,000 $ 5,509,125,703
10-20 Year Treasury Bond
Shares sold 11,100,000 $ 1,157,663,205 37,600,000 $ 3,896,931,646
Shares redeemed (9,100,000) (948,518,312) (38,800,000) (4,127,332,749)
2,000,000 $ 209,144,893 (1,200,000) $ (230,401,103)
20+ Year Treasury Bond
Shares sold 389,800,000 $ 36,384,675,133 639,700,000 $ 61,064,609,023
Shares redeemed (278,400,000) (25,931,313,847) (409,800,000) (38,877,596,403)
111,400,000 $ 10,453,361,286 229,900,000 $ 22,187,012,620
25+ Year Treasury STRIPS Bond
Shares sold 19,600,000 $ 215,432,287 18,000,000 $ 202,814,117
Shares redeemed (9,350,000) (104,443,688) (18,150,000) (223,241,481)
10,250,000 $ 110,988,599 (150,000) $ (20,427,364)
Short Treasury Bond
Shares sold 35,440,000 $ 3,907,324,940 60,750,000 $ 6,693,451,949
Shares redeemed (25,350,000) (2,797,124,352) (113,400,000) (12,499,590,986)
10,090,000 $ 1,110,200,588 (52,650,000) $ (5,806,139,037)

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements
38
11. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
Effective October 16, 2024, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 15, 2025 under the same terms.

Additional Information
39
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
BlackRock Semi-Annual Financial Statements
40
iShares 0-3 Month Treasury Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
41
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.
However, the Board noted that during the June 4-5, 2024 meeting, the Board approved a permanent reduction to the advisory fee rate charged to the Fund. In addition, the
Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to

Board Review and Approval of Investment Advisory Contract
(continued)
2024
BlackRock Semi-Annual Financial Statements
42
bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares 1-3 Year Treasury Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also noted
the tradability, liquidity and developed capital markets ecosystem associated with the Fund that differentiates it from other ETFs in the marketplace.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.

Board Review and Approval of Investment Advisory Contract
(continued)
43
Board Review and Approval of Investment Advisory Contract
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
BlackRock Semi-Annual Financial Statements
44
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares
25+ Year Treasury Strips Bond ETF
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024

Board Review and Approval of Investment Advisory Contract
(continued)
45
Board Review and Approval of Investment Advisory Contract
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be

Board Review and Approval of Investment Advisory Contract
(continued)
2024
BlackRock Semi-Annual Financial Statements
46
disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Short Treasury Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed

Board Review and Approval of Investment Advisory Contract
(continued)
47
Board Review and Approval of Investment Advisory Contract
and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be

Board Review and Approval of Investment Advisory Contract
(continued)
2024
BlackRock Semi-Annual Financial Statements
48
disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
49
Glossary of Terms Used in this Report
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities
Currency Abbreviation
USD United States Dollar

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AUGUST 31, 2024
2024 Semi-Annual
Financial Statements (Unaudited)
iShares Trust
iShares California Muni Bond ETF | CMF | NYSE Arca
iShares National Muni Bond ETF | MUB | NYSE Arca
iShares New York Muni Bond ETF | NYF | NYSE Arca
iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
California Muni Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 100.0%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... USD 200 $ 230,680
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/32
( NPFGC )
(a)
.................... 745 574,550
Series 2016B , RB , 4.00% , 10/01/35 ( AGM ) 255 256,080
Series 2016B , RB , 5.00% , 10/01/35 ..... 2,000 2,047,659
Series 2016B , RB , 5.00% , 10/01/36 ( AGM ) 600 620,198
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,000 2,047,373
Series 2022A , RB , 0.00% , 10/01/47
(a)
.... 1,630 966,051
Series 2022A , RB , 0.00% , 10/01/48
(a)
.... 665 392,211
Series 2022A , RB , 0.00% , 10/01/49
(a)
.... 665 390,691
Series 2022A , RB , 0.00% , 10/01/50
(a)
.... 2,195 1,283,211
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(a)
1,000 575,706
Series A , RB , 0.00% , 10/01/51 ( AGM )
(a)
... 1,000 283,603
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 285 306,926
Series C , RB , 0.00% , 10/01/53 ( AGM )
(a)
.. 5,000 1,232,253
Alameda County Transportation Commission
Series 2022 , RB , 5.00% , 03/01/40 ...... 4,215 4,786,603
Series 2022 , RB , 5.00% , 03/01/41 ...... 1,860 2,097,842
Series 2022 , RB , 5.00% , 03/01/45 ...... 2,000 2,223,958
Alhambra Unified School District, Series B, GO,
0.00%, 08/01/39 (AGM)
(a)
........... 5,100 2,980,450
Allan Hancock Joint Community College District,
Series 2012C, GO, 0.00%, 08/01/47
(a)
.... 1,295 960,640
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/43 (AGM)
(a)
........ 2,500 1,118,693
Anaheim Housing & Public Improvements
Authority, Series 2020A, RB, 5.00%, 10/01/50 200 202,813
Anaheim Union High School District, Series
2018, GO, 4.00%, 08/01/42 .......... 4,060 4,075,150
Bay Area Toll Authority
Series 2017S-7 , RB , 5.00% , 04/01/28 .... 1,945 2,124,007
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 500 513,718
Series 2023F-1 , RB , 5.00% , 04/01/29 .... 3,000 3,347,752
Series 2017S-7 , RB , 4.00% , 04/01/33 .... 1,695 1,724,966
Series 2017S-7 , RB , 4.00% , 04/01/34 .... 3,500 3,556,579
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 400 405,041
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 8,035 8,061,735
Series 2024F-2 , RB , 5.00% , 04/01/42 .... 4,000 4,461,618
Series 2017B , RB , VRDN 2.85% , 04/01/25
(b)
710 709,090
Series 2017A , RB , VRDN 2.95% , 04/01/26
(b)
705 702,987
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 2,500 2,477,558
Series H , RB , VRDN 2.13% , 04/01/25
(b)
... 1,200 1,193,522
Series 2019S-8 , RB , 3.00% , 04/01/54 .... 5,085 3,995,143
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 5,000 5,486,414
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 8,000 8,955,545
Series 2014S-6 , RB , 5.00% , 10/01/54 .... 2,980 2,984,705
Series 2023A , RB , VRDN ( Barclays Bank plc
LOC ), 3.85% , 09/03/24
(b)
........... 20,000 20,000,000
Series 2019S-8 , RB , 5.00% , 04/01/56 .... 2,000 2,257,890
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 1,405 1,500,090
Series 2024G , RB , VRDN ( Bank of America
NA LOC ), 2.14% , 09/05/24
(b)
........ 14,400 14,400,000
Beverly Hills Unified School District
(a)
Series 2009 , GO , 0.00% , 08/01/27 ...... 11,500 10,632,807
Series 2009 , GO , 0.00% , 08/01/29 ...... 2,195 1,919,848
Series 2009 , GO , 0.00% , 08/01/33 ...... 2,515 1,917,530
California Educational Facilities Authority
Series V-1 , RB , 5.00% , 05/01/29 ....... 500 560,875
Series T-1 , RB , 5.00% , 03/15/39 ....... 4,950 6,103,036
Series U-1 , RB , 5.25% , 04/01/40 ....... 4,650 5,912,381
Series U-3 , RB , 5.00% , 06/01/43 ....... 2,090 2,590,202
Security
Par (000)
Par (000) Value
California (continued)
Series 2015 , RB , 5.00% , 04/01/45 ...... USD 500 $ 504,184
Series U-6 , RB , 5.00% , 05/01/45 ....... 20,280 25,159,613
Series 2015 , RB , 5.00% , 09/01/45 ...... 5,000 5,128,998
Series U-7 , RB , 5.00% , 06/01/46 ....... 2,650 3,291,785
Series V-1 , RB , 5.00% , 05/01/49 ....... 7,260 9,000,064
Series 2016 , RB , 5.00% , 10/01/49 ...... 250 259,982
Series 2018A , RB , 5.00% , 10/01/53 ..... 2,120 2,197,065
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 10/01/24 ...... 890 891,479
Series 2003A , RB , 5.00% , 07/01/25 ( FGIC ) 300 306,277
Series 2018 , RB , 5.00% , 10/01/26 ...... 215 226,871
Series 2016 , RB , 5.00% , 10/01/26 ...... 3,550 3,696,606
Series 2018 , RB , 5.00% , 10/01/27 ...... 505 546,313
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,000 1,107,285
Series 2018 , RB , 5.00% , 10/01/28 ...... 545 596,137
Series 2003A , RB , 5.00% , 07/01/29 ( FGIC ) 810 874,005
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 1,410 1,533,790
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 740 804,968
Series 2016A , RB , 5.00% , 10/01/41 ..... 700 736,995
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,000 1,054,292
Series 2018 , RB , 5.00% , 10/01/43 ...... 2,000 2,098,270
Series 2019 , RB , 5.00% , 08/01/44 ...... 1,510 1,612,735
Series 2016A , RB , 4.00% , 10/01/45 ..... 500 516,349
Series 2023 , RB , 4.00% , 10/01/45 ...... 5,000 5,090,389
Series 2024 , RB , 4.00% , 10/01/47 ...... 1,775 1,779,816
Series 2022A , RB , 5.00% , 10/01/47 ..... 1,175 1,313,496
Series 2018 , RB , 5.00% , 10/01/48 ...... 125 130,310
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,125 3,309,052
Series 2022A , RB , 5.00% , 10/01/52 ..... 8,000 8,868,554
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 500 516,667
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,085,783
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49 (AGM)
(a)
2,100 615,988
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/25 ..... 5,005 5,049,981
Series F , RB , 5.00% , 05/01/25 ......... 300 304,557
Series D , RB , 5.00% , 06/01/25 ......... 350 356,062
Series 2022A , RB , 5.00% , 08/01/25 ..... 6,680 6,827,034
Series 2014A , RB , 5.00% , 09/01/25 ..... 3,100 3,107,400
Series 2021A , RB , 5.00% , 02/01/26 ..... 3,340 3,456,397
Series 2014A , RB , 5.00% , 09/01/26 ..... 2,620 2,625,531
Series 2021A , RB , 5.00% , 02/01/27 ..... 7,000 7,402,043
Series B , RB , 5.00% , 10/01/27 ......... 395 424,053
Series 2023D , RB , 5.00% , 11/01/27 ..... 4,510 4,849,138
Series 2019C , RB , 5.00% , 11/01/27 ..... 1,140 1,225,724
Series F , RB , 5.00% , 05/01/28 ......... 350 354,685
Series 2022B , RB , 5.00% , 06/01/28 ..... 2,000 2,176,230
Series 2022A , RB , 5.00% , 08/01/28 ..... 1,000 1,091,876
Series 2014A , RB , 5.00% , 09/01/28 ..... 1,265 1,267,266
Series 2014A , RB , 5.00% , 09/01/29 ..... 2,205 2,208,949
Series B , RB , 5.00% , 10/01/29 ......... 250 266,437
Series 2019C , RB , 5.00% , 11/01/29 ..... 1,530 1,710,654
Series 2023C , RB , 5.00% , 09/01/30 ..... 2,735 3,090,040
Series 2020D , RB , 5.00% , 11/01/30 ..... 1,405 1,591,117
Series 2023C , RB , 5.00% , 09/01/31 ..... 4,875 5,576,314
Series 2014A , RB , 5.00% , 09/01/32 ..... 1,000 1,002,327
Series 2019C , RB , 5.00% , 11/01/32 ..... 1,010 1,112,138
Series 2023C , RB , 5.00% , 09/01/34 ..... 5,000 5,825,876
Series 2014A , RB , 5.00% , 09/01/34 ..... 1,000 1,002,289
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,575 1,631,374
Series 2023D , RB , 5.00% , 11/01/36 ..... 5,000 5,770,097
Series 2014B , RB , 5.00% , 10/01/39 ..... 2,000 2,002,429
Series 2021C , RB , 5.00% , 11/01/40 ..... 1,000 1,112,401

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
California Muni Bond ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2021D , RB , 4.00% , 11/01/41 ..... USD 2,510 $ 2,554,388
Series 2024A , RB , 5.00% , 04/01/42 ..... 2,795 3,168,614
Series 2021C , RB , 5.00% , 11/01/46 ..... 3,100 3,387,262
Series 2023D , RB , 4.63% , 11/01/48 ..... 13,760 14,436,691
Series 2024A , RB , 5.00% , 04/01/49 ..... 2,000 2,220,593
California State University
Series 2014A , RB , 5.00% , 11/01/26 ..... 400 401,290
Series 2017A , RB , 5.00% , 11/01/26 ..... 370 391,550
Series 2016A , RB , 5.00% , 11/01/27 ..... 1,385 1,443,185
Series 2014A , RB , 5.00% , 11/01/27 ..... 400 401,290
Series 2014A , RB , 5.00% , 11/01/28 ..... 3,370 3,380,871
Series 2014A , RB , 5.00% , 11/01/29 ..... 1,425 1,429,597
Series 2016A , RB , 5.00% , 11/01/29 ..... 1,070 1,112,751
Series 2014A , RB , 5.00% , 11/01/30 ..... 505 506,629
Series 2017A , RB , 5.00% , 11/01/30 ..... 520 550,024
Series 2017A , RB , 5.00% , 11/01/31 ..... 500 527,588
Series 2015A , RB , 5.00% , 11/01/31 ..... 2,500 2,560,898
Series 2014A , RB , 5.00% , 11/01/32 ..... 2,000 2,006,451
Series 2016A , RB , 5.00% , 11/01/32 ..... 1,500 1,551,587
Series 2014A , RB , 5.00% , 11/01/33 ..... 1,500 1,504,839
Series 2017A , RB , 5.00% , 11/01/33 ..... 1,325 1,396,683
Series 2015A , RB , 5.00% , 11/01/33 ..... 500 511,546
Series 2016A , RB , 4.00% , 11/01/35 ..... 3,000 3,030,518
Series 2015A , RB , 5.00% , 11/01/35 ..... 2,780 2,840,974
Series 2017A , RB , 5.00% , 11/01/35 ..... 450 473,806
Series 2017A , RB , 5.00% , 11/01/36 ..... 485 509,951
Series 2016A , RB , 4.00% , 11/01/37 ..... 2,455 2,467,392
Series 2016A , RB , 4.00% , 11/01/38 ..... 2,540 2,545,908
Series 2015A , RB , 5.00% , 11/01/38 ..... 415 423,655
Series 2014A , RB , 5.00% , 11/01/39 ..... 500 501,613
Series 2019A , RB , 5.00% , 11/01/39 ..... 1,515 1,650,767
Series 2016A , RB , 5.00% , 11/01/41 ..... 650 668,147
Series 2024A , RB , 5.00% , 11/01/42 ..... 5,070 5,843,234
Series 2015A , RB , 4.00% , 11/01/43 ..... 200 200,061
Series 2015A , RB , 5.00% , 11/01/43 ..... 1,665 1,693,487
Series 2024A , RB , 5.00% , 11/01/43 ..... 4,800 5,507,387
Series 2014A , RB , 5.00% , 11/01/44 ..... 13,290 13,332,870
Series 2020C , RB , 4.00% , 11/01/45 ..... 4,470 4,481,929
Series 2016A , RB , 4.00% , 11/01/45 ..... 985 979,625
Series 2016A , RB , 5.00% , 11/01/45 ..... 760 778,164
Series 2015A , RB , 5.00% , 11/01/47 ..... 1,300 1,318,869
Series 2018A , RB , 5.00% , 11/01/48 ..... 5,550 5,864,576
Series 2023A , RB , 5.25% , 11/01/48 ..... 3,745 4,264,325
California Statewide Communities Development
Authority, Series 2016, RB, 5.00%, 05/15/40 250 253,871
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 2,000 2,059,974
Cerritos Community College District
Series 2012D , GO , 0.00% , 08/01/26
(a)
.... 545 516,789
Series 2014A , GO , 5.00% , 08/01/39 ..... 2,790 2,792,553
Series 2019C , GO , 3.00% , 08/01/44 ..... 250 212,696
Series 2014A , GO , 4.00% , 08/01/44 ..... 250 248,015
Chabot-Las Positas Community College District
Series C , GO , 5.00% , 08/01/27 ........ 500 537,515
Series 2016 , GO , 4.00% , 08/01/33 ...... 1,000 1,014,337
Series 2016 , GO , 4.00% , 08/01/34 ...... 1,000 1,013,085
Series 2017A , GO , 4.00% , 08/01/42 ..... 1,290 1,284,697
Series 2017A , GO , 4.00% , 08/01/47 ..... 3,000 2,959,936
Series C , GO , 5.25% , 08/01/48 ........ 2,725 3,089,642
Chaffey Community College District, Series A,
GO, 3.00%, 06/01/33 .............. 1,800 1,772,493
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 500 499,421
Series G , GO , 5.25% , 08/01/52 ........ 1,500 1,660,770
Security
Par (000)
Par (000) Value
California (continued)
Chino Basin Regional Financing Authority, Series
2020B, RB, 4.00%, 11/01/25 ......... USD 3,790 $ 3,846,293
Chino Valley Unified School District
Series 2020B , GO , 4.00% , 08/01/45 ..... 2,500 2,525,786
Series 2022C , GO , 4.00% , 08/01/55 ..... 2,000 1,986,781
Series 2020B , GO , 5.00% , 08/01/55 ..... 4,000 4,265,500
Citrus Community College District, Series
2024B, GO, 5.00%, 08/01/49 ......... 1,000 1,121,376
City & County of San Francisco
Series 2020R-1 , GO , 5.00% , 06/15/25 ... 2,815 2,871,753
Series 2021R-1 , GO , 5.00% , 06/15/26 ... 1,000 1,048,250
Series 2022R-1 , GO , 5.00% , 06/15/26 ... 500 524,125
Series 2022R-1 , GO , 5.00% , 06/15/27 ... 500 537,288
Series 2022R-1 , GO , 5.00% , 06/15/28 ... 3,500 3,852,122
Series 2020R-1 , GO , 5.00% , 06/15/31 ... 1,500 1,621,887
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,000 3,536,668
Series 2024-R1 , GO , 5.00% , 06/15/34 ... 10,000 12,117,165
Series 2024R-1 , GO , 5.00% , 06/15/35 ... 1,880 2,267,490
City of Glendale, Series 2024-2, RB,
5.00%, 02/01/54 ................. 2,000 2,195,316
City of Long Beach
Series 2019A , RB , 5.00% , 05/15/44 ..... 2,000 2,137,009
Series C , RB , 5.00% , 05/15/47 ......... 1,500 1,546,734
City of Los Angeles
Series 2024 , RB , 5.00% , 06/26/25 ...... 4,400 4,484,158
Series 2023A , RB , 5.00% , 02/01/37 ..... 1,000 1,168,074
Series 2023A , RB , 5.00% , 02/01/38 ..... 1,000 1,162,389
City of Los Angeles Department of Airports
Series 2019C , RB , 5.00% , 05/15/25 ..... 500 508,309
Series 2020B , RB , 5.00% , 05/15/25 ..... 1,135 1,154,239
Series 2020A , RB , 5.00% , 05/15/26 ..... 1,000 1,043,997
Series 2020A , RB , 5.00% , 05/15/28 ..... 280 306,748
Series 2020A , RB , 5.00% , 05/15/32 ..... 1,070 1,198,267
Series 2020B , RB , 5.00% , 05/15/32 ..... 1,000 1,132,305
Series 2021B , RB , 5.00% , 05/15/35 ..... 2,105 2,401,974
Series 2020A , RB , 5.00% , 05/15/36 ..... 5,330 5,905,291
Series C , RB , 5.00% , 05/15/38 ......... 1,750 1,770,671
Series 2020A , RB , 5.00% , 05/15/39 ..... 6,430 7,038,688
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,425 1,554,272
Series B , RB , 5.00% , 05/15/42 ......... 2,000 2,085,244
Series 2019E , RB, AMT , 5.00% , 05/15/44 . 2,500 2,657,358
Series 2021B , RB , 5.00% , 05/15/45 ..... 2,205 2,417,148
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,020 1,082,241
Series 2021B , RB , 5.00% , 05/15/48 ..... 475 517,299
City of Los Angeles Wastewater System
Series 2022C , RB , 5.00% , 06/01/26 ..... 3,815 3,997,645
Series 2018B , RB , 5.00% , 06/01/27 ..... 3,860 4,146,784
Series 2022C , RB , 5.00% , 06/01/29 ..... 1,000 1,122,259
Series 2022C , RB , 5.00% , 06/01/30 ..... 1,000 1,139,731
Series A , RB , 5.00% , 06/01/30 ......... 1,305 1,389,903
Series 2022C , RB , 5.00% , 06/01/32 ..... 2,500 2,925,961
Series 2013A , RB , 5.00% , 06/01/35 ..... 2,450 2,451,916
Series A , RB , 4.00% , 06/01/42 ......... 500 501,625
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,000 1,053,652
Series A , RB , 5.00% , 06/01/43 ......... 2,435 2,435,695
Series C , RB , 5.00% , 06/01/45 ......... 915 924,491
Series 2022A , RB , 5.00% , 06/01/47 ..... 5,275 5,807,194
Series A , RB , 5.25% , 06/01/47 ......... 1,000 1,046,078
Series 2022A , RB , 4.00% , 06/01/52 ..... 1,420 1,400,424
City of Riverside
Series 2019A , RB , 5.00% , 10/01/36 ..... 1,025 1,112,123
Series 2015A , RB , 5.00% , 08/01/40 ..... 500 507,595
Series 2019A , RB , 5.00% , 10/01/48 ..... 3,695 3,922,496
City of Sacramento, Series 2018A, RB,
5.00%, 06/01/43 ................. 1,000 1,040,735

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
California Muni Bond ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of San Francisco
Series 2015A , RB , 5.00% , 11/01/25 ..... USD 1,700 $ 1,729,317
Series A , RB , 5.00% , 11/01/25 ......... 455 468,659
Series A , RB , 5.00% , 11/01/29 ......... 1,405 1,472,048
Series A , RB , 4.00% , 11/01/30 ......... 1,055 1,081,540
Series 2023C , RB , 5.00% , 11/01/31 ..... 1,000 1,165,709
Series 2015A , RB , 5.00% , 11/01/32 ..... 1,000 1,013,758
Series A , RB , 5.00% , 11/01/32 ......... 370 385,219
Series 2023C , RB , 5.00% , 11/01/32 ..... 1,000 1,181,250
Series A , RB , 5.00% , 11/01/33 ......... 1,835 1,906,069
Series D , RB , 5.00% , 11/01/33 ......... 1,000 1,063,875
Series A , RB , 5.00% , 11/01/34 ......... 1,740 1,802,243
Series 2023C , RB , 5.00% , 11/01/35 ..... 1,440 1,707,657
Series A , RB , 4.00% , 11/01/36 ......... 2,500 2,525,180
Series A , RB , 4.00% , 11/01/39 ......... 1,000 1,002,360
Series 2023C , RB , 5.00% , 11/01/39 ..... 1,000 1,160,748
Series 2017A , RB , 5.00% , 11/01/42 ..... 4,325 4,338,597
Series 2023AB , RB , 5.00% , 11/01/43 .... 3,550 4,022,995
Series 2020B , RB , 5.00% , 11/01/50 ..... 3,600 3,742,837
City of San Jose
Series 2019C , GO , 5.00% , 09/01/28 ..... 370 408,601
Series 2021A , GO , 5.00% , 09/01/39 ..... 3,150 3,540,689
Series 2021A , GO , 5.00% , 09/01/42 ..... 2,175 2,415,422
Series 2019A-1 , GO , 5.00% , 09/01/45 .... 2,650 2,822,493
Series 2021A , GO , 5.00% , 09/01/45 ..... 7,035 7,726,797
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 2,000 2,126,975
City of Santa Rosa, Series 2002B, RB,
0.00%, 09/01/32 (AMBAC)
(a)
.......... 5,000 3,889,423
Clovis Unified School District
Series D , GO , 4.00% , 08/01/40 ........ 250 252,159
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27 ( AGM )
(a)
320 295,106
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
2,050 1,837,532
Series 2015 , GO , 5.00% , 08/01/29 ...... 4,905 5,020,157
Series 2006B , GO , 0.00% , 08/01/30 ( AGM )
(a)
2,985 2,515,237
Series 2015 , GO , 5.00% , 08/01/31 ...... 2,335 2,389,820
Series 2015 , GO , 0.00% , 08/01/34
(a)
..... 500 330,608
Series 2017D , GO , 5.00% , 08/01/36 ..... 1,500 1,613,813
Series 2019F , GO , 3.00% , 08/01/39 ..... 2,520 2,305,348
Series 2017D , GO , 4.00% , 08/01/42 ..... 10,230 10,226,821
Series 2019F , GO , 0.00% , 08/01/43
(a)
.... 1,000 456,411
Contra Costa Community College District, Series
2014A, GO, 4.00%, 08/01/39 ......... 1,250 1,249,973
Contra Costa Water District, Series W, RB,
5.00%, 10/01/51 ................. 5,775 6,307,114
Corona-Norco Unified School District
Series A , GO , 5.00% , 08/01/40 ........ 1,500 1,532,410
Series B , GO , 4.00% , 08/01/43 ........ 3,725 3,751,943
County of Los Angeles, Series 2024, RB,
5.00%, 06/30/25 ................. 9,020 9,196,294
County of Riverside, Series 2024, RB,
5.00%, 06/30/25 ................. 6,500 6,624,343
County of Sacramento Airport System
Series 2018B , RB , 5.00% , 07/01/38 ..... 1,000 1,067,971
Series A , RB , 5.00% , 07/01/41 ......... 1,000 1,024,610
Series B , RB , 5.00% , 07/01/41 ......... 800 816,700
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/34 ..... 5,890 6,919,879
Series 2017C , GO , 4.00% , 08/01/38 ..... 750 758,080
Desert Community College District
Series 2016 , GO , 5.00% , 08/01/37 ...... 1,000 1,037,050
Series 2017 , GO , 4.00% , 08/01/39 ...... 500 502,815
Desert Sands Unified School District, Series
2019, GO, 4.00%, 08/01/44 .......... 1,000 1,004,386
Security
Par (000)
Par (000) Value
California (continued)
Dublin Unified School District, Series B, GO,
4.25%, 08/01/53 ................. USD 5,000 $ 5,059,814
East Bay Municipal Utility District Water System
Series 2014B , RB , 5.00% , 06/01/25 ..... 325 331,027
Series 2015A , RB , 5.00% , 06/01/27 ..... 1,005 1,022,514
Series 2015A , RB , 5.00% , 06/01/28 ..... 250 254,183
Series 2024B , RB , 5.00% , 06/01/28 ..... 1,000 1,098,477
Series 2017B , RB , 5.00% , 06/01/29 ..... 2,200 2,351,136
Series 2015A , RB , 5.00% , 06/01/29 ..... 300 304,775
Series 2024B , RB , 5.00% , 06/01/30 ..... 1,000 1,141,583
Series 2024B , RB , 5.00% , 06/01/33 ..... 2,000 2,388,019
Series 2017B , RB , 5.00% , 06/01/33 ..... 1,000 1,060,838
Series 2017B , RB , 5.00% , 06/01/34 ..... 430 455,885
Series 2024B , RB , 5.00% , 06/01/34 ..... 2,000 2,386,989
Series 2015A , RB , 5.00% , 06/01/35 ..... 540 547,499
Series 2022A , RB , 5.00% , 06/01/37 ..... 2,000 2,320,903
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,460 5,717,781
Series 2017A , RB , 4.00% , 06/01/45 ..... 1,000 996,502
Series 2017A , RB , 5.00% , 06/01/45 ..... 2,000 2,087,225
Series 2024A , RB , 5.00% , 06/01/54 ..... 3,215 3,568,853
East Side Union High School District
Series 2024B , GO , 5.00% , 08/01/30 ( AGM ) 3,500 3,989,474
Series 2024B , GO , 5.00% , 08/01/34 ( AGM ) 4,000 4,803,606
Eastern Municipal Water District, Series 2018A,
RB, VRDN (Bank of America NA SBPA),
3.75%, 09/03/24
(b)
................ 9,005 9,005,000
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 5.00% , 07/01/36 ..... 3,000 3,378,884
Series 2020A , RB , 4.00% , 07/01/38 ..... 2,310 2,394,022
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,000 1,043,447
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/29
(a)
.... 2,110 1,851,774
Series 2012C , GO , 0.00% , 08/01/32
(a)
.... 700 558,276
Series 2012C , GO , 0.00% , 08/01/33
(a)
.... 125 96,483
Series 2012C , GO , 0.00% , 08/01/34
(a)
.... 3,050 2,267,652
Series 2016A , GO , 4.00% , 08/01/45 ..... 500 492,803
El Monte Union High School District, Series B,
GO, 4.00%, 06/01/46 .............. 4,100 4,064,593
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 2,515 2,099,285
Series 2019 , GO , 4.00% , 08/01/46 ...... 2,855 2,837,139
Series 2017 , GO , 4.00% , 08/01/46 ...... 5,950 5,912,776
Escondido Union High School District
(a)
Series 2009 , GO , 0.00% , 08/01/37 ( AGC ) . 190 122,092
Series 2011C , GO , 0.00% , 08/01/46 ..... 985 377,866
Series 2011C , GO , 0.00% , 08/01/51 ..... 1,155 360,707
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(a)
............ 2,000 1,495,723
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(a)
1,950 1,339,706
Series 2021A , GO , 3.00% , 08/01/40 ..... 5,160 4,705,661
Series 2016 , GO , 4.00% , 08/01/40 ...... 4,285 4,288,022
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/25
(a)
.... 880 871,677
Series 1995A , RB , 0.00% , 01/01/26
(a)
.... 1,165 1,125,852
Series 1995A , RB , 0.00% , 01/01/28
(a)
.... 440 404,309
Series 1995A , RB , 0.00% , 01/01/29
(a)
.... 500 447,524
Series 1995A , RB , 0.00% , 01/01/30 ( AGC-
ICC, AGM-CR )
(a)
................ 320 278,779
Series 2015A , RB , 0.00% , 01/15/33
(a)
.... 750 552,440
Series 2015A , RB , 0.00% , 01/15/34 ( AGM )
(a)
5,500 4,034,611
Series 2015A , RB , 0.00% , 01/15/35 ( AGM )
(a)
300 211,758
Series 2013A , RB , 0.00% , 01/15/36 ( AGM )
(a)
12,490 8,439,088

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
California Muni Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(a)
USD 3,000 $ 1,935,714
Series 2021A , RB , 4.00% , 01/15/46 ..... 19,000 18,465,927
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,200 1,115,942
Fremont Union High School District
Series 2021A , GO , 3.00% , 08/01/40 ..... 4,000 3,640,828
Series 2015 , GO , 4.00% , 08/01/40 ...... 1,950 1,949,980
Series A , GO , 5.00% , 08/01/44 ........ 1,000 1,046,088
Glendale Community College District, Series B,
GO, 4.00%, 08/01/50 .............. 8,085 7,985,834
Glendale Unified School District, Series 2015B,
GO, 4.00%, 09/01/41 .............. 350 355,679
Grossmont-Cuyamaca Community College
District
Series 2008C , GO , 0.00% , 08/01/30 ( AGC )
(a)
2,000 1,683,288
Series 2018B , GO , 4.00% , 08/01/47 ..... 1,000 991,053
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 1,000 994,235
Hayward Unified School District, Series 2019A,
GO, 4.00%, 08/01/48 (BAM) .......... 1,000 996,530
Hillsborough City School District
(a)
Series B , GO , 0.00% , 09/01/30 ........ 4,995 4,219,334
Series B , GO , 0.00% , 09/01/31 ........ 5,075 4,170,041
Imperial Irrigation District Electric System, Series
2016B-1, RB, 5.00%, 11/01/46 ........ 500 514,394
Irvine Facilities Financing Authority
Series 2023A , RB , 5.25% , 05/01/48 ..... 1,000 1,022,203
Series 2023A , RB , 4.25% , 05/01/53 ..... 1,000 1,001,624
Irvine Ranch Water District Water Service Corp.
Series 2009B , VRDN ( Bank of America NA
LOC ), 3.40% , 09/03/24
(b)
........... 2,250 2,250,000
Series 2016 , 5.25% , 02/01/46 ......... 1,000 1,030,741
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 5,465 4,674,039
Long Beach Community College District
Series 2019C , GO , 4.00% , 08/01/45 ..... 400 396,461
Series 2012B , GO , 0.00% , 08/01/49
(a)
.... 250 181,999
Series 2019C , GO , 4.00% , 08/01/49 ..... 300 294,615
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/25 ........ 3,200 3,272,311
Series D-1 , GO , 0.00% , 08/01/33
(a)
...... 1,750 1,212,850
Series D-1 , GO , 0.00% , 08/01/37
(a)
...... 5,290 3,029,307
Series D-1 , GO , 0.00% , 08/01/39
(a)
...... 200 102,776
Series C , GO , 5.00% , 08/01/43 ........ 3,000 3,412,702
Series G , GO , 5.00% , 08/01/44 ........ 1,015 1,148,801
Series B , GO , 4.00% , 08/01/45 ........ 500 492,803
Series G , GO , 4.00% , 08/01/45 ........ 1,380 1,391,158
Series C , GO , 5.00% , 08/01/45 ........ 3,265 3,678,339
Series F , GO , 3.00% , 08/01/47 ......... 1,605 1,331,748
Series C , GO , 4.00% , 08/01/47 ........ 3,500 3,500,067
Series B , GO , 3.00% , 08/01/48 ........ 3,150 2,584,404
Series C , GO , 4.00% , 08/01/48 ........ 3,910 3,910,457
Series B , GO , 3.00% , 08/01/50 ........ 7,320 5,881,466
Series C , GO , 4.00% , 08/01/53 ........ 2,085 2,064,451
Los Angeles Community College District
Series 2015C , GO , 5.00% , 08/01/25 ..... 345 353,142
Series A-1 , GO , 5.00% , 08/01/25 ....... 4,420 4,524,318
Series 2015C , GO , 5.00% , 06/01/26 ..... 2,395 2,505,878
Series A-1 , GO , 5.00% , 08/01/27 ....... 1,800 1,940,972
Series D , GO , 5.00% , 08/01/27 ........ 10,000 10,783,180
Series D , GO , 5.00% , 08/01/28 ........ 3,625 4,003,006
Series D , GO , 5.00% , 08/01/29 ........ 2,085 2,354,780
Series K , GO , 4.00% , 08/01/36 ........ 2,435 2,466,186
Series 2016 , GO , 4.00% , 08/01/37 ...... 1,915 1,934,795
Series K , GO , 4.00% , 08/01/37 ........ 4,325 4,369,706
Series K , GO , 4.00% , 08/01/38 ........ 1,460 1,470,184
Security
Par (000)
Par (000) Value
California (continued)
Series 2024 , GO , 5.00% , 08/01/38 ...... USD 3,500 $ 4,175,976
Series K , GO , 3.00% , 08/01/39 ........ 855 791,495
Series J , GO , 4.00% , 08/01/41 ......... 3,445 3,475,207
Los Angeles County Facilities 2, Inc., Series
2024A, RB, 5.25%, 06/01/49 ......... 5,000 5,656,415
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,058,854
Series 2018A , RB , 4.00% , 12/01/48 ..... 500 495,078
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/25 ..... 4,280 4,359,372
Series 2016A , RB , 5.00% , 06/01/26 ..... 450 470,124
Series 2020A , RB , 5.00% , 06/01/27 ..... 460 493,413
Series 2021A , RB , 5.00% , 06/01/28 ..... 1,040 1,143,989
Series 2020A , RB , 5.00% , 06/01/28 ..... 200 219,679
Series 2017A , RB , 5.00% , 07/01/28 ..... 270 288,774
Series 2021A , RB , 5.00% , 06/01/30 ..... 2,450 2,796,878
Series 2020A , RB , 5.00% , 06/01/30 ..... 1,500 1,707,869
Series 2023A , RB , 5.00% , 07/01/30 ..... 2,000 2,286,300
Series 2020A , RB , 5.00% , 06/01/31 ..... 5,680 6,414,948
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,500 2,822,412
Series 2023A , RB , 5.00% , 07/01/32 ..... 2,000 2,356,202
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,020 2,332,006
Series 2020A , RB , 5.00% , 06/01/33 ..... 3,020 3,401,968
Series 2023A , RB , 5.00% , 07/01/33 ..... 500 597,714
Series 2020A , RB , 5.00% , 06/01/34 ..... 4,095 4,346,869
Series 2019B , RB , 5.00% , 07/01/34 ..... 3,065 3,319,439
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,388,007
Series 2019B , RB , 5.00% , 07/01/35 ..... 2,285 2,470,463
Series 2020A , RB , 4.00% , 06/01/37 ..... 1,250 1,303,880
Series 2017A , RB , 5.00% , 07/01/37 ..... 1,000 1,055,968
Series 2017A , RB , 5.00% , 07/01/38 ..... 1,390 1,464,342
Series 2021A , RB , 5.00% , 07/01/39 ..... 1,500 1,693,083
Series 2017A , RB , 5.00% , 07/01/39 ..... 2,890 3,037,004
Series 2017A , RB , 5.00% , 07/01/40 ..... 2,175 2,280,962
Series 2017A , RB , 5.00% , 07/01/42 ..... 2,400 2,508,283
Series 2021A , RB , 5.00% , 07/01/43 ..... 10,120 11,215,012
Series 2019A , RB , 5.00% , 07/01/44 ..... 3,770 3,990,193
Series 2021A , RB , 5.00% , 07/01/45 ..... 1,075 1,184,068
Los Angeles County Public Works Financing
Authority
Series 2024H , RB , 5.00% , 12/01/34
(c)
.... 1,000 1,207,073
Series 2024H , RB , 5.00% , 12/01/37
(c)
.... 3,000 3,554,238
Series 2015A , RB , 5.00% , 12/01/39 ..... 500 501,995
Series 2024H , RB , 5.00% , 12/01/39
(c)
.... 1,500 1,755,317
Series 2016D , RB , 4.00% , 12/01/40 ..... 2,260 2,259,915
Series 2019E-1 , RB , 5.00% , 12/01/44 .... 1,000 1,067,290
Series 2016D , RB , 5.00% , 12/01/45 ..... 535 543,131
Series 2021F , RB , 4.00% , 12/01/46 ..... 2,000 2,009,696
Series 2024H , RB , 4.00% , 12/01/53
(c)
.... 1,000 993,055
Series 2024H , RB , 5.25% , 12/01/53
(c)
.... 4,970 5,595,116
Los Angeles County Sanitation Districts
Financing Authority
Series 2015A , RB , 5.00% , 10/01/34 ..... 500 509,819
Series 2016A , RB , 4.00% , 10/01/42 ..... 5,010 4,995,260
Los Angeles Department of Water & Power
Series 2022E , RB , 5.00% , 07/01/25 ..... 3,590 3,665,368
Series 2014C , RB , 5.00% , 07/01/25 ..... 3,560 3,563,787
Series 2018B , RB , 5.00% , 07/01/25 ..... 1,495 1,523,244
Series 2014C , RB , 5.00% , 07/01/26 ..... 1,360 1,361,447
Series 2021C , RB , 5.00% , 07/01/26 ..... 815 852,660
Series 2020A , RB , 5.00% , 07/01/26 ..... 3,645 3,821,327
Series 2018B , RB , 5.00% , 07/01/26 ..... 2,270 2,374,892
Series 2022E , RB , 5.00% , 07/01/28 ..... 2,485 2,731,875
Series 2015A , RB , 5.00% , 07/01/28 ..... 1,325 1,334,303

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
California Muni Bond ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2018A , RB , 5.00% , 07/01/28 ..... USD 1,175 $ 1,277,047
Series 2015A , RB , 5.00% , 07/01/30 ..... 1,000 1,006,790
Series 2019D , RB , 5.00% , 07/01/32 ..... 1,000 1,102,266
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,760 1,922,414
Series 2015A , RB , 5.00% , 07/01/32 ..... 855 860,580
Series 2017B , RB , 5.00% , 07/01/32 ..... 1,960 2,052,191
Series 2001B-3 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.65% , 09/03/24
(b)
....... 9,200 9,200,000
Series 2015A , RB , 5.00% , 07/01/34 ..... 625 628,976
Series 2002A, Sub-Series A-7 , RB ,
VRDN ( Bank of America NA SBPA ),
3.65% , 09/03/24
(b)
............... 7,000 7,000,000
Series 2002A, Sub-Series A-3 , RB ,
VRDN ( Bank of America NA SBPA ),
3.65% , 09/03/24
(b)
............... 380 380,000
Series 2014D , RB , 5.00% , 07/01/35 ..... 775 775,825
Series 2024B , RB , 5.00% , 07/01/37 ..... 4,000 4,723,038
Series 2019D , RB , 5.00% , 07/01/37 ..... 3,865 4,214,286
Series 2014D , RB , 5.00% , 07/01/39 ..... 2,530 2,532,692
Series 2020B , RB , 5.00% , 07/01/39 ..... 4,600 5,111,407
Series 2022C , RB , 5.00% , 07/01/40 ..... 2,000 2,252,939
Series 2020B , RB , 5.00% , 07/01/40 ..... 1,500 1,654,218
Series 2022C , RB , 5.00% , 07/01/41 ..... 2,000 2,235,243
Series 2017A , RB , 5.00% , 07/01/42 ..... 695 720,489
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,230 2,276,503
Series 2022C , RB , 5.00% , 07/01/42 ..... 8,185 9,102,326
Series 2024A , RB , 5.00% , 07/01/43 ..... 4,450 5,044,486
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,400 2,659,901
Series 2014D , RB , 5.00% , 07/01/44 ..... 425 425,452
Series 2024C , RB , 5.00% , 07/01/44 ..... 1,000 1,129,367
Series 2024A , RB , 5.00% , 07/01/44 ..... 3,615 4,082,660
Series 2024D , RB , 5.00% , 07/01/45 ..... 4,000 4,525,363
Series 2019A , RB , 5.00% , 07/01/45 ..... 1,510 1,602,343
Series 2021C , RB , 5.00% , 07/01/45 ..... 3,000 3,287,283
Series 2016A , RB , 5.00% , 07/01/46 ..... 1,000 1,018,404
Series 2024D , RB , 5.00% , 07/01/47 ..... 6,750 7,584,102
Series 2022B , RB , 5.00% , 07/01/47 ..... 6,000 6,610,271
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,031,567
Series 2017C , RB , 5.00% , 07/01/47 ..... 1,000 1,038,025
Series 2019D , RB , 5.00% , 07/01/49 ..... 3,675 3,894,755
Series 2019C , RB , 5.00% , 07/01/49 ..... 2,455 2,601,802
Series 2022A , RB , 5.00% , 07/01/51 ..... 2,480 2,687,212
Series 2021C , RB , 5.00% , 07/01/51 ..... 2,575 2,790,150
Series 2022C , RB , 5.00% , 07/01/52 ..... 2,100 2,280,976
Series 2022B , RB , 5.00% , 07/01/52 ..... 1,000 1,091,272
Series 2024C , RB , 5.00% , 07/01/54 ..... 10,750 11,863,519
Los Angeles Department of Water & Power
Water System
Series 2023A , RB , 5.00% , 07/01/25 ..... 2,000 2,041,988
Series 2020B , RB , 4.00% , 07/01/27 ..... 415 433,366
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,100 1,309,376
Series 2016A , RB , 5.00% , 07/01/35 ..... 2,830 2,905,852
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,500 2,805,163
Series 2016A , RB , 5.00% , 07/01/38 ..... 1,330 1,363,181
Series 2022B , RB , 5.00% , 07/01/38 ..... 2,500 2,857,566
Series 2022D , RB , 5.00% , 07/01/40 ..... 1,220 1,385,443
Series 2022C , RB , 5.00% , 07/01/40 ..... 4,130 4,690,066
Series 2017A , RB , 5.00% , 07/01/41 ..... 2,000 2,074,727
Series 2024B , RB , 5.00% , 07/01/41 ..... 3,200 3,691,988
Series 2022B , RB , 5.00% , 07/01/42 ..... 2,310 2,572,075
Series 2024B , RB , 5.00% , 07/01/42 ..... 2,000 2,292,877
Series 2018B , RB , 5.00% , 07/01/43 ..... 4,345 4,588,813
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,650 2,958,021
Series 2017A , RB , 5.00% , 07/01/44 ..... 2,000 2,069,516
Series 2016B , RB , 5.00% , 07/01/46 ..... 250 254,666
Security
Par (000)
Par (000) Value
California (continued)
Series 2016A , RB , 5.00% , 07/01/46 ..... USD 5,000 $ 5,093,322
Series 2021B , RB , 5.00% , 07/01/46 ..... 2,950 3,208,732
Series 2022D , RB , 5.00% , 07/01/47 ..... 6,330 6,982,952
Series 2018B , RB , 5.00% , 07/01/48 ..... 4,025 4,218,832
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,000 1,042,231
Series 2022B , RB , 4.00% , 07/01/49 ..... 1,000 984,912
Series 2023A , RB , 5.00% , 07/01/49 ..... 1,000 1,109,246
Series 2020A , RB , 5.00% , 07/01/50 ..... 6,460 6,942,646
Series 2021B , RB , 5.00% , 07/01/51 ..... 2,600 2,806,111
Series 2022B , RB , 5.00% , 07/01/52 ..... 5,760 6,264,114
Series 2023A , RB , 5.25% , 07/01/53 ..... 1,000 1,123,944
Los Angeles Unified School District
Series 2021A , GO , 5.00% , 07/01/25 ..... 1,000 1,021,326
Series 2017A , GO , 5.00% , 07/01/25 ..... 2,050 2,093,718
Series 2019A , GO , 5.00% , 07/01/25 ..... 2,455 2,507,355
Series 2022QRR , GO , 5.00% , 07/01/25 ... 2,000 2,042,652
Series 2022QRR , GO , 5.00% , 07/01/26 ... 750 786,833
Series 2019A , GO , 5.00% , 07/01/26 ..... 2,500 2,622,776
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 1,500 1,573,665
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,625 3,803,025
Series 2017A , GO , 5.00% , 07/01/27 ..... 3,570 3,834,179
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,170 1,256,580
Series 2021RYRR , GO , 5.00% , 07/01/27 .. 1,250 1,342,500
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,070 1,149,180
Series 2023A , COP , 5.00% , 10/01/27 .... 1,000 1,076,414
Series 2023QRR , GO , 5.00% , 07/01/28 ... 2,865 3,149,626
Series 2020A , GO , 5.00% , 07/01/28 ..... 875 961,928
Series 2019A , GO , 5.00% , 07/01/28 ..... 3,945 4,336,920
Series 2020RYQ , GO , 5.00% , 07/01/28 ... 1,145 1,258,751
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 1,455 1,576,656
Series 2022QRR , GO , 5.00% , 07/01/29 ... 1,000 1,123,795
Series 2023QRR , GO , 5.00% , 07/01/29 ... 3,500 3,933,281
Series 2024A , GO , 5.00% , 07/01/29 ..... 3,180 3,573,667
Series 2016A , GO , 5.00% , 07/01/29 ..... 1,000 1,017,155
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,850 2,079,020
Series 2016B , GO , 5.00% , 07/01/30 ..... 1,000 1,041,593
Series 2020C , GO , 5.00% , 07/01/30 ..... 1,225 1,399,491
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 505 542,101
Series 2021A , GO , 5.00% , 07/01/30 ..... 5 5,712
Series 2023A , COP , 5.00% , 10/01/30 .... 2,000 2,261,281
Series 2020C , GO , 4.00% , 07/01/31 ..... 1,000 1,069,385
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 500 535,039
Series 2019A , GO , 5.00% , 07/01/31 ..... 1,000 1,108,700
Series 2021A , GO , 4.00% , 07/01/32 ..... 440 470,915
Series 2019A , GO , 5.00% , 07/01/32 ..... 1,500 1,654,828
Series 2024A , GO , 5.00% , 07/01/33 ..... 17,500 20,855,817
Series 2020A , GO , 5.00% , 07/01/33 ..... 6,020 6,803,756
Series 2018B-1 , GO , 5.00% , 07/01/33 .... 2,000 2,136,355
Series 2024A , GO , 5.00% , 07/01/34 ..... 16,820 20,308,295
Series 2022QRR , GO , 5.00% , 07/01/36 ... 1,000 1,165,590
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 3,500 3,638,396
Series 2018B-1 , GO , 5.00% , 07/01/37 .... 1,000 1,060,820
Series 2020C , GO , 3.00% , 07/01/38 ..... 1,000 923,053
Series 2020C , GO , 4.00% , 07/01/39 ..... 2,620 2,687,830
Series 2022QRR , GO , 5.00% , 07/01/39 ... 1,405 1,613,855
Series 2020RYQ , GO , 4.00% , 07/01/40 ... 3,010 3,076,637
Series 2016A , GO , 5.00% , 07/01/40 ..... 4,000 4,048,811
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 3,075 3,258,988
Series 2023QRR , GO , 5.00% , 07/01/43 ... 4,575 5,201,916
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 3,000 3,027,064
Series 2022QRR , GO , 5.25% , 07/01/47 ... 750 848,559
Series 2023QRR , GO , 5.25% , 07/01/48 ... 10,000 11,408,107
Manhattan Beach Unified School District, Series
2018A, GO, 4.00%, 09/01/46 ......... 5,000 4,960,378

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
California Muni Bond ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Marin Community College District, Series B, GO,
4.00%, 08/01/40 ................. USD 2,400 $ 2,497,433
Mendocino-Lake Community College District
(a)
Series B , GO , 0.00% , 08/01/51 ( AGM ) ... 250 74,057
Series B , GO , 0.00% , 08/01/51 ( BAM ) .... 7,000 1,771,932
Menlo Park City School District, Series 2010,
GO, 0.00%, 07/01/44
(a)
............. 435 446,880
Mesa Water District, Series 2020, COP,
5.00%, 03/15/50 ................. 4,380 4,681,363
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/25 ..... 125 127,531
Series 2017A , RB , 2.50% , 07/01/26 ..... 230 229,462
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,060 1,109,527
Series 2019A , RB , 5.00% , 07/01/27 ..... 790 848,910
Series 2011C , RB , 5.00% , 10/01/27 ..... 980 1,061,085
Series 2022A , RB , 5.00% , 10/01/27 ..... 175 189,479
Series 2022A , RB , 5.00% , 10/01/29 ..... 2,000 2,266,419
Series 2016A , RB , 5.00% , 07/01/30 ..... 1,000 1,035,482
Series 2022A , RB , 5.00% , 10/01/33 ..... 1,000 1,186,201
Series 2019A , RB , 5.00% , 07/01/34 ..... 2,020 2,204,904
Series 2016B-2 , RB , VRDN ( TD Bank NA
SBPA ), 3.65% , 09/03/24
(b)
.......... 3,640 3,640,000
Series 2019A , RB , 5.00% , 07/01/37 ..... 1,000 1,086,409
Series 2019A , RB , 5.00% , 07/01/38 ..... 1,015 1,101,445
Series 2020C , RB , 5.00% , 07/01/39 ..... 355 395,111
Series 2021A , RB , 5.00% , 10/01/39 ..... 1,680 1,892,070
Series 2020C , RB , 5.00% , 07/01/40 ..... 3,490 3,868,841
Series 2015A , RB , 5.00% , 07/01/40 ..... 1,525 1,556,906
Series 2020A , RB , 5.00% , 10/01/45 ..... 1,000 1,075,188
Series 2023A , RB , 5.00% , 04/01/48 ..... 6,500 7,253,845
Series 2020A , RB , 5.00% , 10/01/49 ..... 15,915 17,018,568
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 3,000 3,034,528
Moreno Valley Unified School District, Series A,
GO, 5.00%, 08/01/44 (AGM) ......... 10,000 10,225,179
Mount Diablo Unified School District, Series
2010A, GO, 5.75%, 08/01/35 (AGM) ..... 400 409,645
Mount San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 1,000 1,110,271
Series 2013A , GO , 0.00% , 08/01/43
(a)
.... 2,235 2,229,484
Mount San Jacinto Community College District,
Series B, GO, 4.00%, 08/01/43 ........ 5,250 5,278,484
Mountain View-Whisman School District, Series
B, GO, 4.00%, 09/01/42 ............ 250 258,339
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/29 ..... 1,340 1,404,615
Series 2016B , RB , 5.00% , 11/01/30 ..... 500 522,579
Series 2016B , RB , 5.00% , 11/01/32 ..... 1,055 1,098,729
Newport Mesa Unified School District
(a)
Series 2007 , GO , 0.00% , 08/01/31 ( NPFGC ) 5,135 4,199,846
Series 2011 , GO , 0.00% , 08/01/32 ...... 7,000 5,569,712
Series 2011 , GO , 0.00% , 08/01/34 ...... 3,715 2,748,624
Series 2011 , GO , 0.00% , 08/01/35 ...... 2,000 1,419,933
Series 2011 , GO , 0.00% , 08/01/36 ...... 2,625 1,780,346
Series 2011 , GO , 0.00% , 08/01/38 ...... 500 310,025
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,000 427,754
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 2,000 2,059,979
North Orange County Community College
District
Series C , GO , 4.00% , 08/01/43 ........ 2,100 2,151,964
Series B , GO , 4.00% , 08/01/44 ........ 6,500 6,581,332
Series C , GO , 4.00% , 08/01/44 ........ 2,625 2,668,148
Security
Par (000)
Par (000) Value
California (continued)
Northern California Sanitation Agencies
Financing Authority
Series 2020A , RB , 5.00% , 12/01/27 ..... USD 750 $ 814,747
Series 2021 , RB , 5.00% , 12/01/31 ...... 1,250 1,460,771
Series 2021 , RB , 5.00% , 12/01/33 ...... 1,270 1,474,019
Series 2024A , RB , 5.00% , 12/01/35 ..... 10,000 12,102,937
Series 2020A , RB , 5.00% , 12/01/41 ..... 2,520 2,769,610
Series 2014A , RB , 5.00% , 12/01/44 ..... 1,000 1,000,894
Series 2020A , RB , 5.00% , 12/01/50 ..... 4,105 4,430,095
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/45 .............. 1,250 1,225,122
Orange County Local Transportation Authority
Sales Tax
Series 2019 , RB , 5.00% , 02/15/25 ...... 1,110 1,121,729
Series 2019 , RB , 5.00% , 02/15/30 ...... 500 555,760
Series 2019 , RB , 4.00% , 02/15/38 ...... 3,365 3,443,375
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,607,271
Orange County Sanitation District
Series 2021A , RB , 5.00% , 02/01/26 ..... 2,005 2,079,532
Series 2022A , COP , 5.00% , 02/01/33 .... 1,000 1,145,576
Orange County Water District
Series 2019C , RB , 5.00% , 08/15/25 ..... 175 179,241
Series 2017A , RB , 4.00% , 08/15/41 ..... 2,755 2,774,032
Palomar Community College District
Series C , GO , 4.00% , 08/01/40 ........ 250 253,483
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,615 1,602,962
Series D , GO , 4.00% , 08/01/46 ........ 1,070 1,061,768
Peninsula Corridor Joint Powers Board
Measure RR Sales Tax, Series 2022A, RB,
5.00%, 06/01/47 ................. 2,025 2,204,623
Placentia-Yorba Linda Unified School District
(a)
Series D , GO , 0.00% , 08/01/40 ........ 500 276,698
Series D , GO , 0.00% , 08/01/42 ........ 200 99,937
Series D , GO , 0.00% , 08/01/46 ........ 1,300 510,753
Port of Los Angeles
Series 2019B , RB , 5.00% , 08/01/26 ..... 2,030 2,131,856
Series 2016C , RB , 4.00% , 08/01/39 ..... 1,000 1,002,042
Series 2014B , RB , 5.00% , 08/01/44 ..... 1,100 1,101,988
Poway Unified School District
(a)
Series A , GO , 0.00% , 08/01/27 ........ 2,500 2,308,164
Series A , GO , 0.00% , 08/01/31 ........ 790 644,324
Series A , GO , 0.00% , 08/01/32 ........ 450 354,131
Series B , GO , 0.00% , 08/01/33 ........ 1,650 1,252,688
Series B , GO , 0.00% , 08/01/34 ........ 7,165 5,229,703
Series B , GO , 0.00% , 08/01/35 ........ 500 349,760
Series B , GO , 0.00% , 08/01/36 ........ 1,000 666,860
Series B , GO , 0.00% , 08/01/38 ........ 755 459,294
Series B , GO , 0.00% , 08/01/46 ........ 4,445 1,680,889
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 1,210 1,562,296
Series 2010C , GO , 6.85% , 08/01/42 ..... 2,960 3,878,057
Riverside Community College District, Series
2019, GO, 3.00%, 08/01/38 .......... 2,040 1,856,375
Riverside County Public Financing Authority,
Series 2015, RB, 5.25%, 11/01/45 ...... 500 516,382
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 2,384 2,440,910
Series 2021B-1 , RB , 4.00% , 06/01/38 .... 2,965 3,024,003
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 1,100 1,110,681
Series B , RB , 0.00% , 06/01/41
(a)
....... 2,500 1,246,139
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 6,020 5,941,894
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,574,502
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/25 ..... 420 427,883

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
California Muni Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017B , RB , 5.00% , 06/01/29 ..... USD 1,500 $ 1,616,629
Series 2017B , RB , 5.00% , 06/01/30 ..... 2,500 2,688,682
Series 2017B , RB , 5.00% , 06/01/32 ..... 310 332,493
Series 2017B , RB , 5.00% , 06/01/37 ..... 1,020 1,085,909
Series 2017B , RB , 5.00% , 06/01/38 ..... 1,520 1,613,555
Series 2017A , RB , 5.00% , 06/01/39 ..... 410 429,795
Series 2017B , RB , 5.00% , 06/01/39 ..... 1,000 1,056,648
Riverside Unified School District, Series B, GO,
4.00%, 08/01/42 ................. 1,000 1,003,732
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/47 ............ 1,000 1,028,032
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 650 732,586
Sacramento City Unified School District, Series
2022A, GO, 5.50%, 08/01/52 (BAM) ..... 2,000 2,193,822
Sacramento Municipal Utility District
Series 2017E , RB , 5.00% , 08/15/25 ..... 805 824,585
Series 2022J , RB , 5.00% , 08/15/25 ..... 750 768,247
Series 2022J , RB , 5.00% , 08/15/26 ..... 265 278,287
Series 2021I , RB , 5.00% , 08/15/27 ...... 1,000 1,077,824
Series 2019G , RB , 5.00% , 08/15/30 ..... 1,000 1,119,326
Series 2023C , RB , VRDN ( TD Bank NA
SBPA ), 3.60% , 09/03/24
(b)
.......... 10,750 10,750,000
Series 2023K , RB , 5.00% , 08/15/44 ..... 1,785 2,018,255
Series 2019B , RB , VRDN 5.00% , 10/15/25
(b)
1,635 1,657,170
Series 2024M , RB , 5.00% , 11/15/49 ..... 2,500 2,811,074
Series 2020H , RB , 5.00% , 08/15/50 ..... 3,340 3,609,375
Series 2023K , RB , 5.00% , 08/15/53 ..... 2,000 2,219,361
Series 2024M , RB , 5.00% , 11/15/54 ..... 5,000 5,578,368
Sacramento Transportation Authority Sales Tax
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,500 1,660,928
Series 2023 , RB , 5.00% , 10/01/29 ...... 2,000 2,263,337
Series 2023 , RB , 5.00% , 10/01/32 ...... 1,750 2,079,031
Series 2023 , RB , 5.00% , 10/01/33 ...... 8,265 9,966,849
Series 2023 , RB , 5.00% , 10/01/38 ...... 2,000 2,348,475
San Bernardino Community College District,
Series 2019A, GO, 4.00%, 08/01/44 ..... 500 523,200
San Diego Association of Governments, Series
2019A, RB, 5.00%, 11/15/26 ......... 2,350 2,419,516
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 3,000 3,115,031
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/27 ...... 555 582,394
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,450 1,520,565
Series 2016 , GO , 5.00% , 08/01/30 ...... 650 681,562
Series 2016 , GO , 5.00% , 08/01/31 ...... 2,035 2,133,813
Series 2016 , GO , 4.00% , 08/01/32 ...... 500 514,993
Series 2016 , GO , 4.00% , 08/01/41 ...... 3,500 3,604,954
Series 2016 , GO , 5.00% , 08/01/41 ...... 6,250 6,553,479
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/35 ..... 1,500 1,649,344
Series 2019A , RB , 5.00% , 07/01/39 ..... 2,000 2,172,049
Series A , RB , 5.00% , 07/01/42 ......... 1,000 1,040,709
Series 2019A , RB , 5.00% , 07/01/44 ..... 400 427,362
Series 2021A , RB , 4.00% , 07/01/46 ..... 2,000 1,984,935
Series 2019A , RB , 5.00% , 07/01/49 ..... 1,400 1,481,980
Series 2021A , RB , 5.00% , 07/01/51 ..... 2,000 2,154,897
Series 2021A , RB , 4.00% , 07/01/56 ..... 1,000 971,048
Series 2021A , RB , 5.00% , 07/01/56 ..... 2,000 2,142,449
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,300 1,422,554
Series 2023A , RB , 5.00% , 04/01/30 ..... 1,375 1,565,343
Security
Par (000)
Par (000) Value
California (continued)
Series 2023A , RB , 5.00% , 04/01/35 ..... USD 1,500 $ 1,776,526
Series 2016A , RB , 5.00% , 04/01/41 ..... 2,000 2,052,332
Series 2016A , RB , 5.00% , 04/01/48 ..... 2,115 2,165,308
Series 2021B , RB , 5.00% , 04/01/48 ..... 4,380 4,753,790
San Diego County Water Authority
Series 2021S-1 , RB , 5.00% , 05/01/28 .... 4,730 5,157,946
Series 2021B , RB , 4.00% , 05/01/38 ..... 2,500 2,649,276
Series 2022A , RB , 5.00% , 05/01/47 ..... 2,000 2,227,253
Series 2022A , RB , 5.00% , 05/01/52 ..... 1,570 1,730,350
San Diego Public Facilities Financing Authority
Series 2015 , RB , 5.00% , 05/15/25 ...... 1,000 1,017,051
Series 2016B , RB , 5.00% , 08/01/25 ..... 310 317,373
Series 2016B , RB , 5.00% , 08/01/27 ..... 1,535 1,608,959
Series 2016A , RB , 5.00% , 05/15/29 ..... 500 521,408
Series 2018A , RB , 5.00% , 08/01/43 ..... 500 528,720
Series A , RB , 5.00% , 10/15/44 ......... 1,000 1,016,314
Series 2021A , RB , 5.00% , 10/15/46 ..... 1,000 1,077,875
Series 2023A , RB , 5.25% , 08/01/48 ..... 9,080 10,332,302
Series 2023A , RB , 4.00% , 08/01/52 ..... 1,730 1,705,130
Series 2024A , RB , 5.00% , 05/15/54 ..... 4,000 4,466,170
Series 2024A , RB , 5.00% , 10/15/54 ..... 2,500 2,768,209
San Diego Unified School District
Series 2015R-4 , GO , 5.00% , 07/01/27 ... 350 356,576
Series 2015R-4 , GO , 5.00% , 07/01/28 ... 180 183,372
Series 2022O-2 , GO , 5.00% , 07/01/29 ... 4,000 4,491,285
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 960 1,003,309
Series 2010C , GO , 0.00% , 07/01/30
(a)
.... 1,840 1,569,191
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 1,820 1,487,927
Series SR-1 , GO , 4.00% , 07/01/31 ...... 500 509,054
Series 2012E , GO , 0.00% , 07/01/32
(a)
.... 3,440 2,713,531
Series SR-1 , GO , 4.00% , 07/01/32 ...... 220 223,409
Series 2010C , GO , 0.00% , 07/01/35
(a)
.... 300 213,287
Series 2010C , GO , 0.00% , 07/01/36
(a)
.... 3,240 2,200,959
Series 2020D-2 , GO , 3.00% , 07/01/37 ... 2,400 2,224,460
Series 2010C , GO , 0.00% , 07/01/38
(a)
.... 1,930 1,198,266
Series 2010C , GO , 0.00% , 07/01/39
(a)
.... 1,100 649,410
Series 2020D-2 , GO , 3.00% , 07/01/39 ... 1,030 929,991
Series R-2 , GO , 0.00% , 07/01/40
(a)
...... 800 824,653
Series R-2 , GO , 0.00% , 07/01/41
(a)
...... 450 458,495
Series 2024ZR-5A , GO , 5.00% , 07/01/41 .. 1,000 1,162,924
Series 2012E , GO , 0.00% , 07/01/42
(a)
.... 1,340 1,130,861
Series 2010C , GO , 0.00% , 07/01/42
(a)
.... 215 108,820
Series 2019L , GO , 4.00% , 07/01/44 ..... 2,015 2,032,094
Series 2010C , GO , 0.00% , 07/01/45
(a)
.... 2,780 1,209,617
Series 2024ZR-5A , GO , 5.00% , 07/01/45
(d)
1,200 1,366,207
Series 2010C , GO , 0.00% , 07/01/46
(a)
.... 500 206,498
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,518,540
Series 2024ZR-5A , GO , 5.00% , 07/01/46
(d)
1,500 1,699,723
Series 2012E , GO , 0.00% , 07/01/47
(a)
.... 3,025 2,540,992
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 1,880 1,196,658
Series 2017I , GO , 4.00% , 07/01/47 ...... 4,000 4,000,049
Series 2024ZR-5A , GO , 5.00% , 07/01/47
(d)
1,660 1,875,444
Series 2010C , GO , 0.00% , 07/01/48
(a)
.... 1,100 1,069,279
Series 2023N2 , GO , 5.00% , 07/01/48 .... 1,000 1,113,874
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 13,000 14,480,359
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... 4,000 1,421,648
Series 2019L , GO , 4.00% , 07/01/49 ..... 1,000 994,621
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 4,200 3,428,777
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 5,085 5,085,814
Series 2021E-2 , GO , 4.00% , 07/01/51 .... 2,300 2,293,894
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 12,285 12,205,211
San Dieguito Union High School District, Series
B-2, GO, 4.00%, 02/01/40 ........... 200 199,995
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 4.00% , 08/01/33 ..... 2,250 2,255,748

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
California Muni Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2020C-1 , GO , 4.00% , 08/01/35 ... USD 1,000 $ 1,041,840
Series 2020C-1 , GO , 3.00% , 08/01/36 ... 4,025 3,800,821
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 1,625 1,501,718
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,000 1,001,295
Series A-1 , GO , 5.00% , 08/01/47 ....... 1,015 1,052,243
Series 2019B-1 , GO , 3.00% , 08/01/49 .... 3,700 3,053,983
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 2,600 2,129,430
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2019A , RB , 4.00% , 07/01/37 ..... 1,000 1,009,575
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,000 2,015,354
Series 2019A , RB , 3.00% , 07/01/44 ..... 1,200 1,015,877
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016D , RB , 5.00% , 05/01/25 ..... 250 253,929
Series 2016A , RB , 5.00% , 05/01/26 ..... 1,000 1,042,472
Series 2019D , RB , 5.00% , 05/01/31 ..... 1,230 1,363,940
Series 2021-2B , RB , 5.00% , 05/01/32 .... 350 401,919
Series 2021-2B , RB , 5.00% , 05/01/34 .... 2,200 2,515,740
Series 2020-2B , RB , 4.00% , 05/01/37 .... 4,000 4,184,165
Series 2024B , RB , 5.00% , 05/01/42 ..... 2,430 2,770,502
Series 2024B , RB , 5.00% , 05/01/44 ..... 1,500 1,695,024
Series 2016C , RB , 5.00% , 05/01/46 ..... 8,850 9,021,524
Series 2017B , RB , 5.00% , 05/01/47 ..... 1,500 1,552,391
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,000 2,091,881
Series 2019B , RB , 5.00% , 05/01/49 ..... 3,000 3,171,424
Series 2024B , RB , 5.00% , 05/01/49 ..... 4,180 4,641,362
Series 2019-2F , RB , 5.00% , 05/01/50 .... 745 786,894
Series 2022-2B , RB , 5.00% , 05/01/52 .... 1,500 1,632,570
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/51 ................. 2,090 2,062,237
San Francisco City & County Public Utilities
Commission Wastewater
Series 2022B , RB , 5.00% , 10/01/25 ..... 2,280 2,343,495
Series 2016A , RB , 5.00% , 10/01/27 ..... 530 543,326
Series 2023A , RB , 5.00% , 10/01/28 ..... 3,195 3,534,870
Series 2023A , RB , 5.00% , 10/01/30 ..... 5,000 5,750,688
Series 2018A , RB , 5.00% , 10/01/31 ..... 1,400 1,516,685
Series 2013B , RB , 4.00% , 10/01/42 ..... 2,175 2,139,972
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,000 1,002,439
Series 2018B , RB , 5.00% , 10/01/43 ..... 1,000 1,054,754
Series 2021A , RB , 5.00% , 10/01/45 ..... 7,485 8,190,685
Series 2021A , RB , 4.00% , 10/01/47 ..... 2,000 2,000,699
Series 2024C , RB , 5.00% , 10/01/49 ..... 8,000 8,919,982
Series 2024C , RB , 5.00% , 10/01/54 ..... 9,590 10,607,187
Series 2024D , RB , 5.00% , 10/01/54 ..... 2,000 2,212,135
San Francisco Community College District,
Series B, GO, 5.25%, 06/15/49 (BAM) .... 2,500 2,826,463
San Francisco County Transportation Authority
Sales Tax
Series 2017 , RB , 4.00% , 02/01/25 ...... 2,270 2,281,702
Series 2017 , RB , 4.00% , 02/01/26 ...... 1,480 1,512,307
San Francisco Municipal Transportation Agency
Series 2017 , RB , 4.00% , 03/01/46 ...... 740 732,114
Series 2021C , RB , 4.00% , 03/01/51 ..... 2,400 2,375,713
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 500 501,667
San Joaquin Hills Transportation Corridor
Agency
Series 1993 , RB , 0.00% , 01/01/26
(a)
..... 280 270,946
Series 1997A , RB , 0.00% , 01/15/26
( NPFGC )
(a)
.................... 400 383,643
RB , 0.00% , 01/01/28
(a)
.............. 750 689,163
Security
Par (000)
Par (000) Value
California (continued)
Series 2021A , RB , 5.00% , 01/15/31 ..... USD 1,500 $ 1,672,742
Series 2021A , RB , 5.00% , 01/15/33 ..... 8,830 9,915,082
Series 2021A , RB , 4.00% , 01/15/34 ..... 3,107 3,272,305
Series 2014A , RB , 5.00% , 01/15/34 ..... 750 756,237
Series 2014A , RB , 5.00% , 01/15/44 ..... 8,000 8,066,526
Series 2014A , RB , 5.00% , 01/15/50 ..... 8,755 8,827,804
San Jose Evergreen Community College District
Series B , GO , 3.00% , 09/01/40 ........ 1,250 1,125,417
Series C , GO , 4.00% , 09/01/40 ........ 2,500 2,500,000
San Jose Financing Authority, Series 2022B, RB,
5.00%, 11/01/52 ................. 7,300 8,109,580
San Jose Unified School District
(a)
Series C , GO , 0.00% , 08/01/29 ( NPFGC ) . 1,060 925,779
Series C , GO , 0.00% , 08/01/30 ( NPFGC ) . 3,150 2,663,566
Series C , GO , 0.00% , 06/01/31 ( NPFGC ) . 400 328,645
San Juan Unified School District
Series 2019N , GO , 4.00% , 08/01/29 ..... 5,000 5,121,910
Series 2022 , GO , 4.00% , 08/01/46 ...... 1,095 1,085,005
San Marcos Unified School District
(a)
Series A , GO , 0.00% , 08/01/28 ........ 655 587,114
Series B , GO , 0.00% , 08/01/38 ........ 565 341,814
Series B , GO , 0.00% , 08/01/47 ........ 500 189,458
Series B , GO , 0.00% , 08/01/51 ........ 1,500 469,686
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC )
(a)
.................... 1,550 1,470,797
Series 2006B , GO , 0.00% , 09/01/30
( NPFGC )
(a)
.................... 4,500 3,812,454
Series A , GO , 0.00% , 09/01/30 ( NPFGC )
(a)
2,000 1,694,424
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC )
(a)
.................... 5,020 3,970,088
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC )
(a)
.................... 3,380 2,380,867
Series 2015A , GO , 5.00% , 09/01/45 ..... 775 794,840
Series 2018B , GO , 5.00% , 09/01/45 ..... 4,475 4,748,354
San Mateo County Transit District Sales Tax,
Series 2020B, RB, VRDN (Bank of America
NA LOC), 3.75%, 09/03/24
(b)
......... 2,830 2,830,000
San Mateo Foster City Public Financing Authority
Series 2021B , RB , 5.00% , 08/01/25 ..... 6,415 6,559,452
Series 2019 , RB , 4.00% , 08/01/44 ...... 430 431,735
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,000 3,201,946
San Mateo Foster City School District, Series A,
GO, 0.00%, 08/01/42
(a)
............. 2,235 2,419,549
San Mateo Union High School District
(a)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 483,628
Series 2011A , GO , 0.00% , 09/01/41 ..... 1,915 2,029,302
Series 2011A , GO , 0.00% , 07/01/51 ..... 1,755 1,392,442
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/40
(a)
.... 555 298,372
Santa Barbara Unified School District
Series A , GO , 4.00% , 08/01/41 ........ 2,000 2,014,682
Series B , GO , 4.00% , 08/01/44 ........ 2,945 2,962,062
Santa Clara Unified School District, Series 2019,
GO, 3.00%, 07/01/36 .............. 3,370 3,127,487
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/27 ..... 1,005 1,073,625
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,000 1,094,272
Series 2015A , RB , 5.00% , 04/01/34 ..... 500 507,140
Series 2023A , RB , 5.00% , 04/01/36 ..... 1,000 1,178,569
Santa Clara Valley Water District
Series A , RB , 5.00% , 06/01/41 ......... 2,825 2,885,516
Series A , RB , 5.00% , 06/01/46 ......... 1,410 1,436,689

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
California Muni Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Santa Clara Valley Water District Safe Clean
Water
Series 2022B , COP , 5.00% , 12/01/26 .... USD 1,825 $ 1,924,857
Series 2022A , RB , 5.00% , 08/01/47 ..... 1,000 1,105,132
Santa Clarita Community College District, Series
2019, GO, 3.00%, 08/01/49 .......... 1,660 1,357,054
Santa Monica Community College District
Series 2018A , GO , 4.00% , 08/01/39 ..... 565 573,514
Series 2018A , GO , 5.00% , 08/01/43 ..... 4,590 4,881,322
Series 2022B , GO , 5.00% , 08/01/45 ..... 1,020 1,134,482
Series 2018A , GO , 4.00% , 08/01/47 ..... 4,485 4,444,874
Santa Monica-Malibu Unified School District
Series B , GO , 4.00% , 08/01/41 ........ 2,000 2,046,478
Series A , GO , 3.00% , 08/01/49 ........ 1,500 1,223,942
Series B , GO , 4.00% , 08/01/50 ........ 1,000 987,735
Sonoma County Junior College District, Series
B, GO, 3.00%, 08/01/41 ............ 1,500 1,313,789
South San Francisco Unified School District,
Series 2016C, GO, 4.00%, 09/01/37 ..... 1,000 1,001,232
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,070 1,078,553
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 2,610 2,865,269
Series 2023-1 , RB , 5.00% , 07/01/29 ..... 4,000 4,487,396
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 3,000 3,411,569
Series 2024A , RB , 5.00% , 07/01/34 ..... 2,500 3,006,450
Series 2024A , RB , 5.00% , 07/01/35 ..... 2,500 3,038,198
Series 2020-3 , RB , VRDN ( Bank of America
NA SBPA ), 3.95% , 09/03/24
(b)
....... 11,870 11,870,000
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 5,000 5,656,813
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 3,485 3,908,029
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 9,000 10,012,666
Southern California Water Replenishment
District, Series 2015, RB, 5.00%, 08/01/41 . 1,000 1,016,125
Southwestern Community College District
Series C , GO , 0.00% , 08/01/41
(a)
....... 650 340,624
Series D , GO , 5.00% , 08/01/44 ........ 500 511,031
Series C , GO , 0.00% , 08/01/46
(a)
....... 1,000 383,763
Series A , GO , 4.00% , 08/01/47 ........ 2,000 1,982,106
State of California
GO , 5.00% , 09/01/24 ............... 2,990 2,990,000
Series B , GO , 5.00% , 09/01/24 ........ 1,000 1,000,000
Series 2017 , GO , 5.00% , 11/01/24 ...... 1,910 1,916,769
GO , 5.00% , 02/01/25 ............... 5 5,007
GO , 4.00% , 03/01/25 ............... 475 478,360
GO , 5.00% , 03/01/25 ............... 250 252,989
GO , 5.00% , 04/01/25 ............... 700 709,892
GO , 5.00% , 08/01/25 ............... 5,170 5,281,442
Series B , GO , 5.00% , 09/01/25 ........ 1,015 1,039,312
GO , 5.00% , 09/01/25 ............... 1,005 1,029,073
GO , 5.00% , 10/01/25 ............... 17,690 18,121,675
Series 2017 , GO , 4.00% , 11/01/25 ...... 240 243,963
GO , 5.00% , 12/01/25 ............... 4,485 4,619,685
GO , 5.00% , 03/01/26 ............... 1,290 1,304,439
GO , 5.00% , 04/01/26 ............... 7,675 7,958,967
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,280 2,382,620
GO , 5.00% , 08/01/26 ............... 9,720 10,115,544
Series C , GO , 5.00% , 09/01/26 ........ 3,500 3,575,502
GO , 5.00% , 09/01/26 ............... 10,225 10,706,006
GO , 5.00% , 10/01/26 ............... 13,340 13,979,562
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,500 2,632,411
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 200 211,583
GO , 4.00% , 03/01/27 ............... 5,000 5,177,097
GO , 5.00% , 03/01/27 ............... 1,400 1,415,609
GO , 5.00% , 04/01/27 ............... 680 722,116
Series C , GO , 5.00% , 08/01/27 ........ 3,350 3,584,402
Security
Par (000)
Par (000) Value
California (continued)
Series 2016 , GO , 5.00% , 08/01/27 ...... USD 760 $ 795,401
GO , 5.00% , 08/01/27 ............... 1,120 1,156,015
GO , 5.00% , 09/01/27 ............... 5,035 5,311,654
GO , 4.00% , 10/01/27 ............... 1,740 1,816,318
GO , 5.00% , 10/01/27 ............... 6,175 6,631,415
GO , 5.00% , 11/01/27 ............... 9,600 10,327,953
Series 2017 , GO , 5.00% , 11/01/27 ...... 1,325 1,425,473
GO , 5.00% , 12/01/27 ............... 2,595 2,796,757
GO , 5.00% , 08/01/28 ............... 7,035 7,506,205
GO , 4.00% , 09/01/28 ............... 1,450 1,483,718
GO , 5.00% , 09/01/28 ............... 6,395 6,932,196
GO , 5.00% , 10/01/28 ............... 15,070 16,522,816
GO , 5.00% , 11/01/28 ............... 3,135 3,443,013
GO , 5.00% , 12/01/28 ............... 4,040 4,444,401
GO , 5.00% , 04/01/29 ............... 4,375 4,843,281
Series 2016 , GO , 5.00% , 08/01/29 ...... 1,920 2,001,443
GO , 5.00% , 08/01/29 ............... 1,000 1,067,246
GO , 5.00% , 09/01/29 ............... 3,245 3,388,537
GO , 5.00% , 10/01/29 ............... 11,115 12,359,586
GO , 5.00% , 11/01/29 ............... 1,500 1,678,653
GO , 5.00% , 12/01/29 ............... 2,405 2,694,998
GO , 5.00% , 03/01/30 ............... 170 190,878
GO , 5.00% , 04/01/30 ............... 3,175 3,548,082
GO , 5.00% , 08/01/30 ............... 1,545 1,663,599
Series C , GO , 5.00% , 08/01/30 ........ 100 106,328
GO , 5.00% , 10/01/30 ............... 2,000 2,264,688
GO , 5.00% , 11/01/30 ............... 9,275 10,514,914
Series 2017 , GO , 5.00% , 11/01/30 ...... 4,680 4,998,056
GO , 5.00% , 03/01/31 ............... 4,000 4,148,103
GO , 5.00% , 04/01/31 ............... 6,415 7,306,638
GO , 5.25% , 08/01/31 ............... 1,680 1,714,111
GO , 5.00% , 09/01/31 ............... 2,175 2,263,657
GO , 5.00% , 10/01/31 ............... 2,825 2,830,696
GO , 5.00% , 11/01/31 ............... 10,500 11,711,764
Series 2017 , GO , 5.00% , 11/01/31 ...... 3,000 3,190,710
GO , 5.00% , 03/01/32 ............... 3,900 4,345,340
GO , 5.00% , 04/01/32 ............... 10,405 11,925,329
GO , 5.00% , 08/01/32 ............... 300 302,433
Series 2007 , GO , 5.25% , 08/01/32 ( AGM ) . 1,825 2,118,923
GO , 5.00% , 09/01/32 ............... 11,325 12,768,917
Series 2024 , GO , 5.00% , 09/01/32 ...... 5,000 5,796,229
GO , 3.00% , 10/01/32 ............... 820 803,583
GO , 5.00% , 10/01/32 ............... 3,745 4,095,802
GO , 5.00% , 11/01/32 ............... 16,045 18,546,611
GO , 5.00% , 12/01/32 ............... 775 801,660
GO , 5.00% , 03/01/33 ............... 4,690 5,207,792
GO , 5.00% , 04/01/33 ............... 2,590 2,954,335
GO , 5.00% , 08/01/33 ............... 3,480 3,490,060
GO , 4.00% , 09/01/33 ............... 3,560 3,613,678
GO , 5.00% , 09/01/33 ............... 10,215 11,740,946
Series 2024 , GO , 5.00% , 09/01/33 ...... 3,045 3,566,917
GO , 4.00% , 10/01/33 ............... 2,855 3,053,009
GO , 5.00% , 10/01/33 ............... 5,305 5,658,437
GO , 5.00% , 03/01/34 ............... 3,600 3,988,778
GO , 4.00% , 09/01/34 ............... 5,865 6,343,848
GO , 5.00% , 09/01/34 ............... 8,935 9,916,068
GO , 3.00% , 10/01/34 ............... 1,900 1,820,267
GO , 4.00% , 10/01/34 ............... 1,535 1,634,037
GO , 5.00% , 10/01/34 ............... 13,230 15,342,900
GO , 3.00% , 11/01/34 ............... 1,575 1,511,222
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,300 3,367,798
GO , 5.00% , 11/01/34 ............... 1,000 1,078,913
GO , 5.00% , 12/01/34 ............... 1,780 1,992,757
GO , 5.00% , 04/01/35 ............... 1,000 1,085,364
Series 2022 , GO , 5.00% , 04/01/35 ...... 1,365 1,555,707

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
California Muni Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 08/01/35 ............... USD 3,485 $ 3,578,598
Series 2024 , GO , 5.00% , 09/01/35 ...... 5,000 5,842,642
GO , 5.00% , 09/01/35 ............... 4,085 4,233,051
GO , 3.00% , 10/01/35 ............... 1,850 1,744,597
GO , 4.00% , 10/01/35 ............... 1,735 1,836,946
GO , 5.00% , 10/01/35 ............... 5,000 5,146,178
GO , 4.00% , 03/01/36 ............... 7,150 7,438,975
GO , 5.00% , 08/01/36 ............... 1,890 2,025,156
GO , 4.00% , 09/01/36 ............... 4,000 4,031,860
GO , 5.00% , 09/01/36 ............... 10,000 11,299,462
GO , 3.00% , 10/01/36 ............... 8,000 7,450,790
GO , 4.00% , 10/01/36 ............... 4,225 4,393,568
GO , 5.00% , 10/01/36 ............... 6,055 6,947,128
GO , 5.00% , 11/01/36 ............... 2,510 2,698,903
Series 2017 , GO , 5.00% , 11/01/36 ...... 3,290 3,462,617
GO , 4.00% , 03/01/37 ............... 3,815 3,957,562
GO , 5.00% , 08/01/37 ............... 2,125 2,273,566
GO , 4.00% , 09/01/37 ............... 3,505 3,523,615
GO , 5.00% , 09/01/37 ............... 8,000 9,218,288
Series 2019 , GO , 3.00% , 10/01/37 ...... 1,375 1,271,675
GO , 5.00% , 10/01/37 ............... 3,100 3,106,251
GO , 5.00% , 11/01/37 ............... 7,500 8,541,324
GO , 5.00% , 08/01/38 ............... 2,250 2,320,631
GO , 4.00% , 11/01/38 ............... 4,950 5,113,997
GO , 5.00% , 09/01/39 ............... 16,625 18,979,231
GO , 4.00% , 10/01/39 ............... 3,500 3,601,797
GO , 5.00% , 10/01/39 ............... 2,250 2,390,243
GO , 5.25% , 10/01/39 ............... 4,125 4,249,471
GO , 4.00% , 11/01/39 ............... 2,500 2,574,192
GO , 5.00% , 11/01/39 ............... 3,505 3,743,141
GO , 4.00% , 03/01/40 ............... 2,000 2,045,700
GO , 4.00% , 11/01/40 ............... 1,150 1,179,094
GO , 5.00% , 09/01/41 ............... 18,000 20,148,614
GO , 4.00% , 10/01/41 ............... 10,400 10,637,922
GO , 5.00% , 10/01/41 ............... 2,425 2,673,568
Series 2022 , GO , 4.00% , 04/01/42 ...... 1,680 1,714,547
Series 2022 , GO , 5.00% , 04/01/42 ...... 1,515 1,684,663
GO , 5.00% , 09/01/42 ............... 5,000 5,587,000
GO , 5.00% , 10/01/42 ............... 14,515 16,270,778
GO , 5.00% , 11/01/42 ............... 2,500 2,798,729
GO , 4.00% , 09/01/43 ............... 7,320 7,452,360
GO , 5.00% , 09/01/43 ............... 4,000 4,495,292
Series 2024 , GO , 5.00% , 09/01/43 ...... 10,000 11,296,685
GO , 2.38% , 12/01/43 ............... 925 678,769
GO , 5.00% , 09/01/44 ............... 1,000 1,128,858
GO , 5.00% , 10/01/44 ............... 2,330 2,332,073
GO , 4.00% , 11/01/44 ............... 975 956,351
GO , 4.00% , 03/01/45 ............... 500 490,117
GO , 5.00% , 04/01/45 ............... 3,145 3,343,677
GO , 4.00% , 08/01/45 ............... 250 244,988
GO , 5.00% , 08/01/45 ............... 3,400 3,457,760
GO , 5.00% , 10/01/45 ............... 1,145 1,274,513
GO , 3.00% , 03/01/46 ............... 1,000 832,744
GO , 4.00% , 03/01/46 ............... 9,960 10,006,950
GO , 5.00% , 08/01/46 ............... 6,500 6,686,562
GO , 5.00% , 09/01/46 ............... 1,000 1,029,941
GO , 5.00% , 12/01/46 ............... 2,000 2,166,420
GO , 5.25% , 09/01/47 ............... 5,045 5,659,213
GO , 5.00% , 10/01/47 ............... 3,850 3,940,680
Series 2017 , GO , 4.00% , 11/01/47 ...... 1,500 1,488,400
Series 2017 , GO , 5.00% , 11/01/47 ...... 800 832,865
GO , 5.00% , 09/01/48 ............... 5,000 5,567,860
GO , 4.00% , 04/01/49 ............... 1,000 1,000,868
GO , 5.00% , 08/01/49
(c)
.............. 4,740 5,286,045
GO , 3.00% , 03/01/50 ............... 505 410,248
Security
Par (000)
Par (000) Value
California (continued)
GO , 4.00% , 10/01/50 ............... USD 2,500 $ 2,500,497
GO , 3.00% , 11/01/50 ............... 1,500 1,215,394
GO , 2.38% , 10/01/51 ............... 2,000 1,302,285
GO , 3.00% , 04/01/52 ............... 2,000 1,613,087
GO , 4.25% , 09/01/52 ............... 1,310 1,332,450
GO , 5.25% , 09/01/53 ............... 7,000 7,859,502
GO , 5.25% , 08/01/54
(c)
.............. 500 565,692
State of California Department of Water
Resources
Series AS , RB , 5.00% , 12/01/24 ........ 300 301,673
Series AW , RB , 5.00% , 12/01/24 ....... 500 502,788
Series AZ , RB , 5.00% , 12/01/24 ........ 475 477,649
Series BA , RB , 5.00% , 12/01/24 ........ 385 387,147
Series AS , RB , 5.00% , 12/01/25 ........ 2,315 2,329,252
Series BB , RB , 5.00% , 12/01/25 ........ 240 248,016
Series BB , RB , 5.00% , 12/01/26 ........ 1,900 2,013,743
Series AS , RB , 5.00% , 12/01/27 ........ 4,060 4,081,190
Series BB , RB , 5.00% , 12/01/28 ........ 2,015 2,238,661
Series AW , RB , 5.00% , 12/01/28 ....... 1,040 1,095,304
Series BD , RB , 5.00% , 12/01/31 ....... 2,555 2,958,377
Series BA , RB , 5.00% , 12/01/32 ........ 2,540 2,823,732
Series AW , RB , 5.00% , 12/01/33 ....... 1,050 1,110,884
Series BB , RB , 5.00% , 12/01/33 ........ 2,045 2,335,737
Series BA , RB , 5.00% , 12/01/33 ........ 1,500 1,664,311
Series BD , RB , 4.00% , 12/01/34 ....... 2,005 2,160,215
Series BD , RB , 4.00% , 12/01/35 ....... 3,000 3,210,055
Series AW , RB , 4.00% , 12/01/35 ....... 1,000 1,019,090
Series BA , RB , 5.00% , 12/01/35 ........ 580 652,271
Sunnyvale School District, Series 2015, GO,
4.00%, 09/01/42 ................. 500 500,022
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 1,000 897,395
University of California
Series 2018O , RB , 4.00% , 05/15/25 ..... 5,490 5,546,776
Series 2017AY , RB , 5.00% , 05/15/25 .... 1,300 1,322,491
Series 2022S , RB , 5.00% , 05/15/26 ..... 1,000 1,043,315
Series 2021BH , RB , 5.00% , 05/15/26 .... 1,190 1,243,373
Series 2024BX , RB , 5.00% , 05/15/26 .... 1,000 1,044,851
Series 2015AO , RB , 5.00% , 05/15/27 .... 3,155 3,204,356
Series 2015I , RB , 5.00% , 05/15/27 ...... 745 756,550
Series 2024BS , RB , 5.00% , 05/15/28 .... 2,000 2,193,805
Series 2023BN , RB , 5.00% , 05/15/28 .... 1,000 1,096,903
Series 2015AO , RB , 5.00% , 05/15/28 .... 5,400 5,481,079
Series 2015I , RB , 5.00% , 05/15/28 ...... 350 355,206
Series 2018O , RB , 4.00% , 05/15/29 ..... 500 523,873
Series 2022S , RB , 5.00% , 05/15/29 ..... 4,005 4,488,432
Series 2024BX , RB , 5.00% , 05/15/29 .... 835 936,583
Series 2015I , RB , 5.00% , 05/15/29 ...... 205 208,035
Series 2022S , RB , 5.00% , 05/15/30 ..... 3,000 3,409,848
Series 2017AY , RB , 5.00% , 05/15/31 .... 1,000 1,061,752
Series 2015I , RB , 5.00% , 05/15/31 ...... 5,290 5,363,519
Series 2015I , RB , 5.00% , 05/15/32 ...... 540 547,166
Series 2015AO , RB , 5.00% , 05/15/32 .... 3,000 3,040,229
Series 2024BS , RB , 5.00% , 05/15/32 .... 3,000 3,495,306
Series 2017AY , RB , 4.00% , 05/15/33 .... 4,000 4,096,996
Series 2020BE , RB , 5.00% , 05/15/33 .... 2,000 2,245,393
Series 2023BN , RB , 5.00% , 05/15/33 .... 1,125 1,327,757
Series 2017M , RB , 5.00% , 05/15/33 ..... 1,000 1,056,124
Series 2024BW , RB , 5.00% , 05/15/33 .... 4,255 5,021,873
Series 2015I , RB , 4.00% , 05/15/34 ...... 4,900 4,912,723
Series 2016AR , RB , 5.00% , 05/15/34 .... 1,005 1,039,640
Series 2024BS , RB , 5.00% , 05/15/34 .... 4,415 5,263,618
Series 2024BW , RB , 5.00% , 05/15/35 .... 7,500 8,873,483
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,500 2,629,465
Series 2016K , RB , 5.00% , 05/15/35 ..... 500 516,704

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
California Muni Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023BQ , RB , 5.00% , 05/15/35 .... USD 5,625 $ 6,561,390
Series 2021Q , RB , 4.00% , 05/15/36 ..... 1,000 1,059,553
Series 2018AZ , RB , 5.00% , 05/15/36 .... 750 803,217
Series 2017AY , RB , 5.00% , 05/15/36 .... 2,135 2,241,463
Series 2017AV , RB , 5.00% , 05/15/36 .... 1,100 1,154,852
Series 2020BE , RB , 4.00% , 05/15/37 .... 1,000 1,038,745
Series 2024BS , RB , 5.00% , 05/15/37 .... 3,000 3,529,017
Series 2024BV , RB , 5.00% , 05/15/37 .... 2,500 2,940,847
Series 2017AY , RB , 5.00% , 05/15/37 .... 4,650 4,875,612
Series 2024BV , RB , 5.00% , 05/15/38 .... 2,500 2,932,857
Series 2020BE , RB , 5.00% , 05/15/38 .... 1,500 1,661,398
Series 2024BS , RB , 5.00% , 05/15/38 .... 3,000 3,519,428
Series 2021Q , RB , 4.00% , 05/15/39 ..... 2,500 2,595,900
Series 2024BV , RB , 5.00% , 05/15/39 .... 2,800 3,260,132
Series 2021Q , RB , 4.00% , 05/15/40 ..... 2,500 2,566,759
Series 2020BE , RB , 4.00% , 05/15/40 .... 665 682,928
Series 2015AO , RB , 5.00% , 05/15/40 .... 6,245 6,319,616
Series 2024BV , RB , 5.00% , 05/15/40 .... 6,615 7,660,898
Series 2023BN , RB , 5.50% , 05/15/40 .... 9,000 10,635,911
Series 2016AR , RB , 5.00% , 05/15/41 .... 970 998,015
Series 2024BV , RB , 5.00% , 05/15/41 .... 2,500 2,880,083
Series 2023BN , RB , 5.00% , 05/15/41 .... 4,000 4,553,640
Series 2024BS , RB , 5.00% , 05/15/42 .... 3,000 3,442,511
Series 2022S , RB , 5.00% , 05/15/42 ..... 1,720 1,925,116
Series 2024BV , RB , 5.00% , 05/15/42 .... 3,500 4,016,263
Series 2023BN , RB , 5.00% , 05/15/42 .... 7,910 8,972,441
Series 2017AV , RB , 5.00% , 05/15/42 .... 2,405 2,498,492
Series 2017AV , RB , 5.25% , 05/15/42 .... 5,000 5,232,883
Series 2018AZ , RB , 5.00% , 05/15/43 .... 5,630 5,948,035
Series 2024BV , RB , 5.00% , 05/15/43 .... 4,000 4,566,724
Series 2023BN , RB , 5.00% , 05/15/44 .... 2,630 2,956,831
Series 2021BH , RB , 4.00% , 05/15/46 .... 1,000 1,010,739
Series 2016K , RB , 4.00% , 05/15/46 ..... 3,000 2,965,956
Series 2021Q , RB , 5.00% , 05/15/46 ..... 3,000 3,273,143
Series 2020BE , RB , 4.00% , 05/15/47 .... 10,250 10,335,729
Series 2017M , RB , 4.00% , 05/15/47 ..... 250 247,618
Series 2017M , RB , 5.00% , 05/15/47 ..... 1,165 1,204,046
Series 2023BP-2 , RB , VRDN
3.45% , 09/03/24
(b)
............... 950 950,000
Series 2013AL-1 , RB , VRDN
3.45% , 09/03/24
(b)
............... 1,150 1,150,000
Series 2013AL-3 , RB , VRDN
3.65% , 09/03/24
(b)
............... 3,000 3,000,000
Series 2018AZ , RB , 5.00% , 05/15/48 .... 12,250 12,851,757
Series 2019BB , RB , 5.00% , 05/15/49 .... 1,500 1,596,523
Series 2017AV , RB , 5.00% , 05/15/49 .... 1,500 1,549,700
Series 2021Q , RB , 3.00% , 05/15/51 ..... 7,000 5,707,130
Series 2021BH , RB , 4.00% , 05/15/51 .... 2,020 2,024,060
Series 2022BK , RB , 5.00% , 05/15/52 .... 6,000 6,531,450
Series 2017M , RB , 5.00% , 05/15/52 ..... 250 257,886
Series 2024BW , RB , 5.00% , 05/15/54 .... 3,000 3,308,210
Series 2018O , RB , 5.00% , 05/15/58 ..... 1,000 1,044,252
Series 2018AZ , RB , 5.25% , 05/15/58 .... 500 526,763
Series 2018O , RB , 5.50% , 05/15/58 ..... 500 530,693
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 1,100 1,093,336
Series 2020A , RB , 4.00% , 08/01/50 ..... 3,000 2,973,074
Ventura Unified School District, Series 2022A,
GO, 4.00%, 08/01/52 .............. 4,430 4,337,395
Walnut Valley Unified School District, Series C,
GO, 4.00%, 08/01/51 .............. 2,000 1,978,208
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 250 250,126
Westminster School District, Series 2013A, GO,
0.00%, 08/01/52 (BAM)
(a)
............ 6,380 4,554,706
Security
Par (000)
Par (000) Value
California (continued)
William S Hart Union High School District
(a)
Series A , GO , 0.00% , 08/01/33 ........ USD 990 $ 751,509
Series B , GO , 0.00% , 08/01/34 ( AGM ) ... 1,250 914,965
3,187,620,588
Total Long-Term Investments — 100 .0%
(Cost: $ 3,196,952,501 ) ............................ 3,187,620,588
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.77%
(e) (f)
......... 387,627 387,666
Total Short-Term Securities — 0 .0%
(Cost: $ 387,666 ) ................................. 387,666
Total Investments — 100 .0%
(Cost: $ 3,197,340,167 ) ............................ 3,188,008,254
Other Assets Less Liabilities — 0.0% .................... 1,079,855
Net Assets — 100.0% ...............................
$ 3,189,088,109
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
California Muni Bond ETF
14
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 837,046 $ — $ (449,380)
(a)
$ — $ — $ 387,666 387,627 $ 4,978 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 3,187,620,588 $ — $ 3,187,620,588
Short-Term Securities
Money Market Funds ...................................... 387,666 — — 387,666
$ 387,666 $ 3,187,620,588 $ — $ 3,188,008,254

Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority
Series B , RB , 5.00% , 09/01/24 ......... USD 3,980 $ 3,980,000
Series B , RB , 5.00% , 09/01/26 ......... 2,780 2,909,981
Series 2015 , RB , 5.00% , 09/01/27 ...... 6,710 6,710,000
Series 2015 , RB , 5.00% , 09/01/28 ...... 13,500 13,500,000
Series 2015 , RB , 5.00% , 09/01/30 ...... 2,525 2,525,000
Series 2015 , RB , 4.00% , 09/01/31 ...... 20,970 20,970,000
Series 2015 , RB , 4.00% , 09/01/33 ...... 57,315 57,315,000
Series 2016A , RB , 5.00% , 09/01/35 ..... 23,575 24,653,834
Series 2016A , RB , 5.00% , 09/01/36 ..... 8,750 9,150,416
Series A , RB , 4.00% , 06/01/37 ......... 5,290 5,510,171
Series A , RB , 5.00% , 06/01/37 ......... 5,000 5,351,377
Alabama Public School & College Authority
Series 2014B , RB , 5.00% , 01/01/26 ..... 6,135 6,153,933
Series 2020A , RB , 5.00% , 11/01/27 ..... 7,850 8,449,122
Series 2020A , RB , 5.00% , 11/01/32 ..... 5,000 5,634,729
Series 2020A , RB , 5.00% , 11/01/33 ..... 4,300 4,832,153
Series 2020A , RB , 4.00% , 11/01/36 ..... 7,275 7,439,109
Series 2020A , RB , 4.00% , 11/01/38 ..... 1,605 1,630,558
Series 2020A , RB , 5.00% , 11/01/39 ..... 11,305 12,441,313
Series 2020A , RB , 4.00% , 11/01/40 ..... 4,865 4,883,866
Auburn University
Series 2016A , RB , 4.00% , 06/01/41 ..... 3,375 3,337,302
Series 2018A , RB , 5.00% , 06/01/48 ..... 11,875 12,362,769
County of Jefferson
Series 2024 , RB , 5.25% , 10/01/43 ...... 8,750 9,597,843
Series 2024 , RB , 5.25% , 10/01/44 ...... 9,000 9,837,111
Series 2024 , RB , 5.25% , 10/01/45 ...... 7,750 8,443,587
Series 2024 , RB , 5.25% , 10/01/49 ...... 28,350 30,614,127
Series 2024 , RB , 5.50% , 10/01/53 ...... 7,000 7,645,359
State of Alabama, Series 2016C, GO,
5.00%, 08/01/27 ................. 1,405 1,466,304
287,344,964
Alaska — 0.0%
City of Anchorage, Series 2014A, RB,
4.00%, 12/01/44 ................. 2,000 2,004,586
Arizona — 0.8%
Arizona Board of Regents
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,900 2,974,887
Series 2024A , RB , 5.00% , 07/01/43 ..... 3,410 3,836,053
Series 2016B , RB , 5.00% , 07/01/47 ..... 1,500 1,533,389
Series 2024A , RB , 5.00% , 07/01/50 ..... 8,000 8,819,879
Series 2024A , RB , 5.00% , 07/01/54 ..... 13,265 14,533,367
Series 2024 , RB , 5.00% , 08/01/54 ...... 7,280 7,905,967
Arizona Water Infrastructure Finance Authority
Series 2014A , RB , 5.00% , 10/01/25 ..... 1,000 1,001,777
Series 2014A , RB , 5.00% , 10/01/26 ..... 7,890 7,902,289
City of Mesa Utility System, Series 2016, RB,
4.00%, 07/01/32 ................. 1,500 1,520,069
City of Phoenix
Series 2014 , GO , 4.00% , 07/01/25 ...... 1,205 1,206,022
Series 2016 , GO , 5.00% , 07/01/25 ...... 3,800 3,870,335
City of Phoenix Civic Improvement Corp.
Series 2014B , RB , 5.00% , 07/01/26 ..... 1,500 1,502,425
Series 2014B , RB , 5.00% , 07/01/27 ..... 4,025 4,030,384
Series 2014B , RB , 4.00% , 07/01/28 ..... 16,100 16,104,162
Series 2017D , RB , 5.00% , 07/01/35 ..... 4,200 4,393,269
Series 2015A , RB , 5.00% , 07/01/37 ..... 2,000 2,029,075
Series 2016 , RB , 5.00% , 07/01/38 ...... 2,000 2,062,338
Series 2016 , RB , 5.00% , 07/01/39 ...... 2,215 2,280,857
Series 2023 , RB , 5.00% , 07/01/39 ...... 4,000 4,559,533
Series 2021A , RB , 4.00% , 07/01/40 ..... 1,610 1,653,606
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2015A , RB , 5.00% , 07/01/41 ..... USD 2,000 $ 2,024,974
Series 2019A , RB , 4.00% , 07/01/44 ..... 4,800 4,678,646
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,500 1,590,958
Series 2020A , RB , 5.00% , 07/01/44 ..... 12,205 13,015,622
Series 2015A , RB , 5.00% , 07/01/45 ..... 2,000 2,014,029
Series 2019A , RB , 5.00% , 07/01/45 ..... 2,000 2,092,250
Series 2023 , RB , 5.25% , 07/01/47 ...... 4,830 5,407,916
Series 2019A , RB , 5.00% , 07/01/49 ..... 5,000 5,261,126
Gilbert Water Resource Municipal Property Corp.
Series 2022 , RB , 5.00% , 07/15/32 ...... 4,650 5,395,827
Series 2022 , RB , 5.00% , 07/15/33 ...... 3,000 3,461,740
Salt River Project Agricultural Improvement &
Power District
Series 2021A , RB , 5.00% , 01/01/25 ..... 2,255 2,269,947
Series 2016A , RB , 5.00% , 01/01/26 ..... 3,295 3,398,269
Series 2016A , RB , 5.00% , 01/01/27 ..... 2,090 2,207,743
Series 2017A , RB , 5.00% , 01/01/27 ..... 2,030 2,144,362
Series 2016A , RB , 5.00% , 01/01/28 ..... 2,650 2,793,263
Series 2017A , RB , 5.00% , 01/01/28 ..... 1,645 1,777,126
Series 2021A , RB , 5.00% , 01/01/29 ..... 6,250 6,889,623
Series 2022A , RB , 5.00% , 01/01/31 ..... 15,000 17,072,433
Series 2017A , RB , 5.00% , 01/01/31 ..... 3,650 3,903,683
Series 2017A , RB , 5.00% , 01/01/32 ..... 5,415 5,773,307
Series 2022A , RB , 5.00% , 01/01/32 ..... 32,020 36,898,503
Series 2016A , RB , 5.00% , 01/01/34 ..... 10,000 10,489,702
Series 2015A , RB , 5.00% , 12/01/34 ..... 2,500 2,537,704
Series 2017A , RB , 5.00% , 01/01/37 ..... 1,955 2,065,032
Series 2016A , RB , 4.00% , 01/01/38 ..... 2,000 2,012,309
Series 2016A , RB , 5.00% , 01/01/38 ..... 5,100 5,307,596
Series 2017A , RB , 5.00% , 01/01/38 ..... 1,555 1,641,469
Series 2019A , RB , 4.00% , 01/01/39 ..... 4,990 5,090,373
Series 2017A , RB , 5.00% , 01/01/39 ..... 8,000 8,425,517
Series 2020A , RB , 5.00% , 01/01/45 ..... 4,750 5,077,423
Series 2015A , RB , 5.00% , 12/01/45 ..... 6,000 6,097,475
Series 2019A , RB , 5.00% , 01/01/47 ..... 10,500 11,145,454
Series 2023A , RB , 5.00% , 01/01/50 ..... 29,485 32,047,995
Series 2023B , RB , 5.25% , 01/01/53 ..... 15,040 16,729,615
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 3,085 3,395,324
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/25 ................. 1,500 1,528,276
337,382,294
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 1,815 1,818,327
California — 20.7%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... 3,000 3,460,203
Alameda Corridor Transportation Authority
Series 2016B , RB , 5.00% , 10/01/34 ..... 2,000 2,050,228
Series 2016B , RB , 5.00% , 10/01/36 ( AGM ) 1,000 1,033,664
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,785 2,850,966
Series 2016B , RB , 5.00% , 10/01/37 ..... 4,950 5,070,091
Series 2022A , RB , 0.00% , 10/01/47
(a)
.... 1,500 889,004
Series 2022A , RB , 0.00% , 10/01/48
(a)
.... 1,335 787,372
Series 2022A , RB , 0.00% , 10/01/49
(a)
.... 1,335 784,320
Series 2022A , RB , 0.00% , 10/01/50
(a)
.... 1,430 835,987
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(a)
2,500 1,439,265
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 715 770,006
Alameda County Transportation Commission,
Series 2022, RB, 5.00%, 03/01/45 ...... 6,955 7,733,815
Alameda Unified School District-Alameda
County, Series C, GO, 3.00%, 08/01/42 ... 11,425 9,907,712

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Allan Hancock Joint Community College
District
(a)
Series 2012C , GO , 0.00% , 08/01/44 ..... USD 7,500 $ 5,535,661
Series 2012C , GO , 0.00% , 08/01/47 ..... 6,000 4,450,841
Alvord Unified School District
(a)
Series 2011B , GO , 0.00% , 08/01/36 ( AGM ) 2,000 1,238,207
Series 2011B , GO , 0.00% , 08/01/43 ( AGM ) 6,415 2,870,566
Anaheim Public Financing Authority, Series
1997C, RB, 0.00%, 09/01/32 (AGM)
(a)
.... 3,040 2,385,335
Antelope Valley Community College District,
Series B, GO, 4.00%, 08/01/45 ........ 7,035 7,081,608
Bay Area Toll Authority
Series 2017S-7 , RB , 5.00% , 04/01/28 .... 1,605 1,752,715
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 6,530 6,709,153
Series 2017S-7 , RB , 4.00% , 04/01/33 .... 1,800 1,831,822
Series 2017S-7 , RB , 4.00% , 04/01/37 .... 14,205 14,396,005
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 22,620 22,905,082
Series 2024F-2 , RB , 5.00% , 04/01/41 .... 2,500 2,801,540
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 4,500 4,514,973
Series 2024F-2 , RB , 5.00% , 04/01/43 .... 3,000 3,327,681
Series 2019S-H , RB , 5.00% , 04/01/44 .... 2,000 2,234,504
Series 2024F-2 , RB , 5.00% , 04/01/44 .... 1,000 1,104,881
Series 2024F-2 , RB , 5.00% , 04/01/45 .... 1,000 1,100,693
Series 2017B , RB , VRDN 2.85% , 04/01/25
(b)
3,760 3,755,182
Series 2017A , RB , VRDN 2.95% , 04/01/26
(b)
935 932,330
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 26,445 26,207,603
Series 2019S-H , RB , 5.00% , 04/01/49 .... 2,000 2,234,504
Series H , RB , VRDN 2.13% , 04/01/25
(b)
... 2,000 1,989,203
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 35,000 38,404,898
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 15,850 17,743,173
Series 2014S-6 , RB , 5.00% , 10/01/54 .... 7,395 7,406,674
Series 2023A , RB , VRDN ( Barclays Bank plc
LOC ), 3.85% , 09/03/24
(b)
........... 30,975 30,975,000
Series 2017F-1 , RB , 4.00% , 04/01/56 .... 2,600 2,555,272
Series 2024G , RB , VRDN ( Bank of America
NA LOC ), 2.14% , 09/05/24
(b)
........ 3,000 3,000,000
Series 2024H , RB , VRDN ( Bank of America
NA LOC ), 3.85% , 09/03/24
(b)
........ 34,200 34,200,000
Series 2024E , RB , VRDN ( Bank of America
NA LOC ), 3.85% , 09/03/24
(b)
........ 31,600 31,600,000
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/33
(a)
............. 1,000 762,437
California Educational Facilities Authority
Series U-2 , RB , 5.00% , 10/01/32 ....... 5,000 5,940,088
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,025 1,263,760
Series U-1 , RB , 5.25% , 04/01/40 ....... 21,000 26,701,074
Series 2015 , RB , 5.00% , 04/01/45 ...... 1,000 1,008,369
Series U-7 , RB , 5.00% , 06/01/46 ....... 12,745 15,831,621
Series V-1 , RB , 5.00% , 05/01/49 ....... 15,000 18,595,173
Series 2016 , RB , 5.00% , 10/01/49 ...... 500 519,964
Series V-2 , RB , 5.00% , 04/01/51 ....... 5,000 6,195,164
California Infrastructure & Economic
Development Bank
Series 2018 , RB , 5.00% , 10/01/26 ...... 1,345 1,419,263
Series 2023 , RB , 5.00% , 10/01/28 ...... 2,655 2,939,842
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 2,000 2,175,588
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 500 543,897
Series 2017 , RB , 5.00% , 10/01/36 ...... 5,050 5,295,351
Series 2003A , RB , 5.13% , 07/01/37 ( AMBAC ) 5,710 5,998,010
Series 2023 , RB , 4.00% , 10/01/41 ...... 14,620 15,303,855
Series 2016A , RB , 5.00% , 10/01/41 ..... 1,010 1,063,379
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,500 1,581,438
Series 2018 , RB , 5.00% , 10/01/43 ...... 3,620 3,797,869
Series 2019 , RB , 5.00% , 08/01/44 ...... 3,835 4,095,920
Series 2016A , RB , 4.00% , 10/01/45 ..... 1,500 1,549,047
Security
Par (000)
Par (000) Value
California (continued)
Series 2023 , RB , 4.00% , 10/01/45 ...... USD 10,000 $ 10,180,778
Series 2023 , RB , 4.00% , 10/01/46 ...... 33,860 34,215,913
Series 2024 , RB , 4.00% , 10/01/47 ...... 5,000 5,013,566
Series 2019 , RB , 5.00% , 08/01/49 ...... 4,375 4,632,673
Series 2022A , RB , 5.00% , 10/01/52 ..... 7,550 8,369,698
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 2,110 2,180,333
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,085,783
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49 (AGM)
(a)
4,490 1,317,041
California State Public Works Board
Series 2022D , RB , 5.00% , 05/01/25 ..... 3,500 3,553,160
Series B , RB , 5.00% , 10/01/25 ......... 1,980 2,032,553
Series F , RB , 5.00% , 05/01/26 ......... 3,250 3,304,446
Series 2022C , RB , 5.00% , 08/01/26 ..... 3,000 3,142,477
Series 2014A , RB , 5.00% , 09/01/27 ..... 2,175 2,178,895
Series 2014A , RB , 5.00% , 09/01/28 ..... 2,600 2,604,657
Series 2021A , RB , 5.00% , 02/01/29 ..... 3,005 3,312,988
Series 2023C , RB , 5.00% , 09/01/29 ..... 10,000 11,151,303
Series 2023D , RB , 5.00% , 11/01/29 ..... 3,725 4,164,829
Series 2022C , RB , 5.00% , 08/01/30 ..... 1,785 2,014,327
Series 2023C , RB , 5.00% , 09/01/30 ..... 9,000 10,168,322
Series 2023D , RB , 5.00% , 11/01/30 ..... 7,380 8,357,611
Series 2016D , RB , 4.00% , 04/01/31 ..... 10,305 10,443,118
Series D , RB , 3.00% , 09/01/31 ......... 3,055 2,991,751
Series 2023D , RB , 5.00% , 11/01/31 ..... 6,375 7,308,026
Series 2014A , RB , 5.00% , 09/01/32 ..... 1,540 1,543,584
Series 2019C , RB , 5.00% , 11/01/32 ..... 9,220 10,152,393
Series 2023C , RB , 5.00% , 09/01/33 ..... 22,560 26,387,757
Series 2016C , RB , 5.00% , 11/01/33 ..... 4,230 4,386,732
Series 2021C , RB , 5.00% , 11/01/33 ..... 2,000 2,275,364
Series 2023C , RB , 5.00% , 09/01/34 ..... 8,220 9,577,741
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,000 1,035,793
Series 2021C , RB , 4.00% , 11/01/36 ..... 1,000 1,049,565
Series 2023D , RB , 5.00% , 11/01/36 ..... 10,965 12,653,823
Series 2022C , RB , 4.00% , 08/01/37 ..... 7,045 7,370,519
Series 2023B , RB , 5.00% , 12/01/37 ..... 5,800 6,600,593
Series 2014A , RB , 5.00% , 09/01/39 ..... 17,245 17,279,980
Series 2014B , RB , 5.00% , 10/01/39 ..... 2,750 2,753,340
Series 2021B , RB , 4.00% , 05/01/41 ..... 3,670 3,730,896
Series 2021C , RB , 4.00% , 11/01/41 ..... 1,520 1,546,881
Series 2024A , RB , 5.00% , 04/01/42 ..... 13,000 14,737,740
Series 2024A , RB , 5.00% , 04/01/43 ..... 2,000 2,257,725
Series 2024A , RB , 5.00% , 04/01/44 ..... 3,250 3,654,849
Series 2024A , RB , 5.00% , 04/01/45 ..... 4,750 5,327,897
Series 2021B , RB , 4.00% , 05/01/46 ..... 10,865 10,925,328
Series 2024A , RB , 5.00% , 04/01/49 ..... 27,945 31,027,233
California State University
Series 2015A , RB , 5.00% , 11/01/24 ..... 3,005 3,014,567
Series 2017A , RB , 5.00% , 11/01/24 ..... 1,010 1,013,199
Series 2014A , RB , 5.00% , 11/01/28 ..... 6,000 6,019,354
Series 2014A , RB , 5.00% , 11/01/29 ..... 4,535 4,549,629
Series 2015A , RB , 5.00% , 11/01/30 ..... 3,000 3,077,086
Series 2017A , RB , 5.00% , 11/01/31 ..... 1,545 1,630,246
Series 2016A , RB , 5.00% , 11/01/31 ..... 500 517,757
Series 2016A , RB , 5.00% , 11/01/32 ..... 2,000 2,068,782
Series 2014A , RB , 5.00% , 11/01/32 ..... 160 160,516
Series 2014A , RB , 5.00% , 11/01/33 ..... 2,500 2,508,064
Series 2015A , RB , 5.00% , 11/01/33 ..... 1,500 1,534,638
Series 2015A , RB , 4.00% , 11/01/34 ..... 2,000 2,012,338
Series 2016A , RB , 4.00% , 11/01/34 ..... 1,000 1,013,778
Series 2014A , RB , 5.00% , 11/01/34 ..... 2,950 2,959,516
Series 2016A , RB , 4.00% , 11/01/35 ..... 21,340 21,557,081
Series 2015A , RB , 5.00% , 11/01/35 ..... 3,000 3,065,799
Series 2017A , RB , 5.00% , 11/01/36 ..... 1,960 2,060,834

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2016A , RB , 4.00% , 11/01/37 ..... USD 3,625 $ 3,643,298
Series 2016A , RB , 4.00% , 11/01/38 ..... 13,215 13,245,737
Series 2015A , RB , 5.00% , 11/01/38 ..... 3,150 3,215,695
Series 2020C , RB , 3.00% , 11/01/39 ..... 7,100 6,532,550
Series 2014A , RB , 5.00% , 11/01/39 ..... 900 902,903
Series 2016A , RB , 5.00% , 11/01/41 ..... 1,005 1,033,059
Series 2017A , RB , 5.00% , 11/01/42 ..... 8,450 8,842,084
Series 2015A , RB , 5.00% , 11/01/43 ..... 1,500 1,525,664
Series 2018A , RB , 5.00% , 11/01/43 ..... 3,000 3,191,786
Series 2014A , RB , 5.00% , 11/01/44 ..... 700 702,258
Series 2019A , RB , 5.00% , 11/01/44 ..... 2,000 2,139,732
Series 2020C , RB , 4.00% , 11/01/45 ..... 19,940 19,993,212
Series 2016A , RB , 4.00% , 11/01/45 ..... 8,300 8,254,704
Series 2016A , RB , 5.00% , 11/01/45 ..... 8,100 8,293,593
Series 2017A , RB , 5.00% , 11/01/47 ..... 18,900 19,679,326
Series 2018A , RB , 5.00% , 11/01/48 ..... 10,875 11,491,399
Series 2023A , RB , 5.25% , 11/01/48 ..... 1,840 2,095,156
Series 2019A , RB , 5.00% , 11/01/49 ..... 2,150 2,287,329
Series 2020C , RB , 3.00% , 11/01/51 ..... 4,000 3,220,288
California Statewide Communities Development
Authority, Series 2017, RB, 5.00%, 05/15/42 500 510,437
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 1,000 1,029,987
Campbell Union School District, Series 2011C,
GO, 0.00%, 08/01/36
(a)
............. 2,215 1,490,002
Cerritos Community College District
Series 2014A , GO , 5.00% , 08/01/39 ..... 6,065 6,070,549
Series 2014A , GO , 4.00% , 08/01/44 ..... 1,750 1,736,108
Chabot-Las Positas Community College District
Series 2016 , GO , 4.00% , 08/01/33 ...... 2,000 2,028,674
Series 2016 , GO , 4.00% , 08/01/34 ...... 2,845 2,882,227
Series 2016 , GO , 4.00% , 08/01/35 ...... 25,875 26,133,722
Series 2017A , GO , 4.00% , 08/01/42 ..... 5,000 4,979,445
Series C , GO , 5.25% , 08/01/48 ........ 4,600 5,215,543
Chaffey Community College District, Series A,
GO, 5.00%, 06/01/48 .............. 2,300 2,420,367
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 2,000 1,997,683
Series C , GO , 4.00% , 08/01/47 ........ 10,000 10,004,231
Series G , GO , 5.25% , 08/01/52 ........ 20,895 23,134,530
Chino Valley Unified School District, Series
2024D, GO, 5.00%, 08/01/55 ......... 11,565 12,815,284
City & County of San Francisco
Series 2022R-1 , GO , 5.00% , 06/15/28 ... 5,500 6,053,335
Series 2022R-1 , GO , 5.00% , 06/15/29 ... 1,000 1,125,720
Series 2022R-1 , GO , 5.00% , 06/15/30 ... 1,250 1,431,517
Series 2022R-1 , GO , 5.00% , 06/15/31 ... 750 871,983
Series 2022R-1 , GO , 5.00% , 06/15/32 ... 500 589,445
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,820 4,503,357
Series 2024R-1 , GO , 5.00% , 06/15/35 ... 12,205 14,720,595
City of Glendale, Series 2024-2, RB,
5.00%, 02/01/54 ................. 8,000 8,781,262
City of Long Beach
Series C , RB , 5.00% , 05/15/47 ......... 1,000 1,031,156
Series 2019A , RB , 5.00% , 05/15/49 ..... 4,190 4,461,155
City of Los Angeles Department of Airports
Series 2020B , RB , 5.00% , 05/15/25 ..... 2,035 2,069,494
Series 2020B , RB , 5.00% , 05/15/29 ..... 2,000 2,235,087
Series 2020A , RB , 5.00% , 05/15/30 ..... 4,020 4,528,812
Series 2020A , RB , 5.00% , 05/15/31 ..... 1,500 1,684,725
Series 2020B , RB , 5.00% , 05/15/32 ..... 2,000 2,264,611
Series 2020A , RB , 5.00% , 05/15/35 ..... 1,500 1,667,460
Series 2020A , RB , 5.00% , 05/15/36 ..... 1,505 1,667,441
Series C , RB , 5.00% , 05/15/38 ......... 3,100 3,136,617
Series 2020A , RB , 5.00% , 05/15/38 ..... 2,175 2,391,445
Security
Par (000)
Par (000) Value
California (continued)
Series 2020B , RB , 4.00% , 05/15/39 ..... USD 5,000 $ 5,159,739
Series 2020A , RB , 5.00% , 05/15/39 ..... 1,450 1,587,263
Series 2020B , RB , 4.00% , 05/15/40 ..... 3,900 4,008,595
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,000 1,090,717
Series B , RB , 5.00% , 05/15/42 ......... 4,390 4,577,111
Series 2019E , RB, AMT , 5.00% , 05/15/44 . 2,000 2,125,887
Series 2020D , RB , 5.00% , 05/15/44 ..... 2,920 3,179,258
Series 2021B , RB , 5.00% , 05/15/45 ..... 7,000 7,673,485
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,500 1,591,531
City of Los Angeles Wastewater System
Series 2013A , RB , 5.00% , 06/01/26 ..... 1,000 1,002,813
Series 2022C , RB , 5.00% , 06/01/29 ..... 2,405 2,699,033
Series 2022C , RB , 5.00% , 06/01/30 ..... 7,000 7,978,117
Series 2022C , RB , 5.00% , 06/01/32 ..... 8,020 9,386,482
Series 2013A , RB , 5.00% , 06/01/34 ..... 1,000 1,000,888
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,500 1,580,478
Series A , RB , 5.00% , 06/01/43 ......... 12,695 12,698,623
Series A , RB , 5.00% , 06/01/44 ......... 4,630 4,679,324
Series C , RB , 5.00% , 06/01/45 ......... 1,000 1,010,373
Series 2022A , RB , 5.00% , 06/01/47 ..... 3,500 3,853,115
Series A , RB , 5.25% , 06/01/47 ......... 1,500 1,569,116
City of Riverside
Series 2015A , RB , 5.00% , 08/01/40 ..... 1,690 1,715,672
Series 2022A , RB , 5.00% , 10/01/47 ..... 6,890 7,618,921
Series 2019A , RB , 5.00% , 10/01/48 ..... 6,895 7,319,515
Series 2022A , RB , 5.00% , 10/01/52 ..... 8,800 9,618,506
City of San Francisco
Series A , RB , 5.00% , 11/01/27 ......... 4,575 4,814,390
Series A , RB , 5.00% , 11/01/29 ......... 3,000 3,143,163
Series 2015A , RB , 5.00% , 11/01/31 ..... 2,000 2,028,440
Series 2015A , RB , 5.00% , 11/01/32 ..... 2,025 2,052,861
Series A , RB , 5.00% , 11/01/33 ......... 2,000 2,077,459
Series 2023C , RB , 5.00% , 11/01/33 ..... 3,000 3,583,323
Series A , RB , 5.00% , 11/01/34 ......... 1,040 1,077,203
Series 2023C , RB , 5.00% , 11/01/34 ..... 3,000 3,572,704
Series D , RB , 5.00% , 11/01/34 ......... 2,000 2,119,081
Series 2023C , RB , 5.00% , 11/01/35 ..... 3,000 3,557,618
Series 2023C , RB , 5.00% , 11/01/36 ..... 3,000 3,537,929
Series 2015A , RB , 5.00% , 11/01/36 ..... 1,255 1,270,201
Series A , RB , 4.00% , 11/01/39 ......... 23,695 23,750,925
Series 2020C , RB , 4.00% , 11/01/50 ..... 4,000 3,955,362
Series 2020B , RB , 5.00% , 11/01/50 ..... 3,500 3,638,870
Series 2020A , RB , 5.00% , 11/01/50 ..... 9,345 10,036,195
Series 2023AB , RB , 5.25% , 11/01/52 .... 6,265 7,045,362
City of San Jose
Series 2021A , GO , 5.00% , 09/01/41 ..... 1,500 1,671,436
Series 2021A , GO , 5.00% , 09/01/42 ..... 3,900 4,331,102
Series 2021A , GO , 5.00% , 09/01/44 ..... 4,015 4,427,946
Series 2019A-1 , GO , 5.00% , 09/01/45 .... 13,000 13,846,193
Series 2021A , GO , 5.00% , 09/01/46 ..... 7,385 8,079,703
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 3,615 3,844,507
City of Santa Rosa, Series 2002B, RB,
0.00%, 09/01/32 (AMBAC)
(a)
.......... 10,880 8,463,386
Clovis Unified School District
Series D , GO , 4.00% , 08/01/40 ........ 1,000 1,008,448
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27 ( AGM )
(a)
6,475 5,971,281
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
7,075 6,341,728
Series 2015 , GO , 5.00% , 08/01/29 ...... 2,000 2,046,955
Series 2015 , GO , 0.00% , 08/01/34
(a)
..... 2,000 1,322,433
Series 2019F , GO , 0.00% , 08/01/41
(a)
.... 1,000 506,029
Series 2019F , GO , 0.00% , 08/01/42
(a)
.... 1,000 480,750
Series 2017D , GO , 4.00% , 08/01/42 ..... 2,000 1,999,378
Contra Costa Community College District, Series
2014A, GO, 4.00%, 08/01/39 ......... 29,830 29,829,347

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Contra Costa Water District, Series W, RB,
5.00%, 10/01/51 ................. USD 3,200 $ 3,494,851
County of Los Angeles, Series 2024, RB,
5.00%, 06/30/25 ................. 18,040 18,392,588
County of Riverside, Series 2024, RB,
5.00%, 06/30/25 ................. 13,000 13,248,686
County of Sacramento Airport System, Series A,
RB, 5.00%, 07/01/41 .............. 3,500 3,586,136
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/34 ..... 4,000 4,699,409
Series 2017C , GO , 4.00% , 08/01/37 ..... 11,305 11,474,159
Series 2017C , GO , 4.00% , 08/01/38 ..... 3,015 3,047,480
Desert Community College District, Series 2017,
GO, 4.00%, 08/01/39 .............. 8,000 8,045,034
Dublin Unified School District
Series B , GO , 4.00% , 08/01/42 ........ 3,040 3,129,436
Series B , GO , 4.13% , 08/01/49 ........ 2,710 2,725,867
Series B , GO , 4.25% , 08/01/53 ........ 5,000 5,059,814
East Bay Municipal Utility District Water System
Series 2015A , RB , 5.00% , 06/01/27 ..... 4,120 4,191,800
Series 2017B , RB , 5.00% , 06/01/31 ..... 2,000 2,126,247
Series 2015A , RB , 4.00% , 06/01/34 ..... 14,315 14,351,327
Series 2017B , RB , 5.00% , 06/01/34 ..... 3,085 3,270,711
Series 2022B-2 , RB , 5.00% , 06/01/34 .... 3,035 3,672,838
Series 2022A , RB , 5.00% , 06/01/35 ..... 17,000 19,889,694
Series 2015A , RB , 5.00% , 06/01/36 ..... 1,925 1,950,506
Series 2017B , RB , 5.00% , 06/01/36 ..... 2,105 2,224,202
Series 2022A , RB , 5.00% , 06/01/36 ..... 12,000 13,970,083
Series 2022B-1 , RB , 5.00% , 06/01/36 .... 1,180 1,373,725
Series 2022A , RB , 5.00% , 06/01/37 ..... 10,000 11,604,514
Series 2017A , RB , 5.00% , 06/01/42 ..... 11,705 12,257,623
Series 2017A , RB , 5.00% , 06/01/45 ..... 7,240 7,555,755
Series 2019A , RB , 5.00% , 06/01/49 ..... 4,750 5,050,514
Series 2024A , RB , 5.00% , 06/01/49 ..... 5,000 5,586,351
Eastern Municipal Water District
(b)
Series 2024A , RB , VRDN ( Bank of America
NA SBPA ), 3.60% , 09/03/24 ........ 17,670 17,670,000
Series 2018A , RB , VRDN ( Bank of America
NA SBPA ), 3.75% , 09/03/24 ........ 24,600 24,600,000
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 4.00% , 07/01/38 ..... 7,125 7,384,160
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,500 1,565,171
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/29
(a)
.... 6,000 5,265,707
Series 2012C , GO , 0.00% , 08/01/31
(a)
.... 1,000 822,356
Series 2012C , GO , 0.00% , 08/01/32
(a)
.... 200 159,507
Series 2012C , GO , 0.00% , 08/01/33
(a)
.... 1,000 771,867
Series 2012C , GO , 0.00% , 08/01/34
(a)
.... 12,415 9,230,458
Series 2016A , GO , 4.00% , 08/01/41 ..... 6,985 6,985,591
Series 2016A , GO , 4.00% , 08/01/45 ..... 2,000 1,971,210
El Dorado Irrigation District, Series 2020A, COP,
4.00%, 03/01/45 ................. 5,000 5,006,626
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 3,000 2,504,117
Series 2021 , GO , 2.00% , 08/01/35 ...... 5,930 4,849,526
Series 2017 , GO , 4.00% , 08/01/46 ...... 2,640 2,623,484
Series 2019 , GO , 4.00% , 08/01/46 ...... 3,000 2,981,232
Escondido Union High School District
(a)
Series 2011C , GO , 0.00% , 08/01/46 ..... 1,905 730,798
Series 2011C , GO , 0.00% , 08/01/51 ..... 2,850 890,056
Foothill-De Anza Community College District
Series B , GO , 0.00% , 08/01/33 ( AMBAC )
(a)
3,805 2,952,472
Security
Par (000)
Par (000) Value
California (continued)
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(a)
............ USD 14,840 $ 11,098,265
Series A , GO , 0.00% , 08/01/34 ( AMBAC )
(a)
2,500 1,869,654
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(a)
6,300 4,328,281
Series 2016 , GO , 4.00% , 08/01/40 ...... 4,000 4,002,821
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/25
(a)
.... 200 198,108
Series 1995A , RB , 0.00% , 01/01/26
(a)
.... 1,500 1,449,595
Series 1995A , RB , 0.00% , 01/01/28
(a)
.... 4,450 4,089,033
Series 1995A , RB , 0.00% , 01/01/30
(a)
.... 1,000 871,185
Series 2013A , RB , 5.40% , 01/15/30 ( AGM ) 10,000 11,286,823
Series 2015A , RB , 0.00% , 01/15/34 ( AGM )
(a)
12,500 9,169,571
Series 2015A , RB , 0.00% , 01/15/35 ( AGM )
(a)
1,700 1,199,960
Series 2013A , RB , 0.00% , 01/15/36 ( AGM )
(a)
7,010 4,736,430
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(a)
1,000 645,238
Series 2021A , RB , 4.00% , 01/15/46 ..... 44,700 43,443,523
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,800 1,673,912
Fremont Union High School District
Series 2021A , GO , 3.00% , 08/01/40 ..... 3,825 3,481,542
Series 2015 , GO , 4.00% , 08/01/40 ...... 2,000 1,999,980
Series 2015 , GO , 4.00% , 08/01/44 ...... 15,000 14,884,771
Series 2019A , GO , 4.00% , 08/01/46 ..... 2,660 2,644,665
Series 2023 , GO , 4.00% , 08/01/48 ...... 9,000 8,979,621
Gilroy Unified School District, Series 2017, GO,
4.00%, 08/01/46 ................. 5,000 4,968,719
Glendale Unified School District, Series 2015B,
GO, 4.00%, 09/01/41 .............. 1,650 1,676,773
Grossmont-Cuyamaca Community College
District, Series 2008C, GO, 0.00%, 08/01/30
(AGC)
(a)
...................... 8,800 7,406,469
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 8,950 8,898,401
Hayward Unified School District, Series 2019A,
GO, 5.00%, 08/01/44 (BAM) .......... 2,300 2,422,242
Irvine Ranch Water District Water Service Corp.
Series 2016 , 5.25% , 02/01/41 ......... 10,360 10,726,964
Series 2016 , COP , 5.00% , 03/01/41 ..... 6,000 6,187,520
Series 2009B , VRDN ( Bank of America NA
LOC ), 3.40% , 09/03/24
(b)
........... 12,715 12,715,000
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 7,500 6,414,509
Long Beach Community College District
Series 2008A , GO , 0.00% , 06/01/29 ( AGM )
(a)
5,420 4,756,199
Series 2016B , GO , 4.00% , 08/01/41 ..... 3,590 3,594,234
Series 2012B , GO , 0.00% , 08/01/49
(a)
.... 2,000 1,455,988
Series 2019C , GO , 4.00% , 08/01/49 ..... 10,675 10,483,387
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/35 ........ 3,000 3,118,027
Series F , GO , 4.00% , 08/01/36 ......... 4,195 4,345,437
Series D-1 , GO , 0.00% , 08/01/37
(a)
...... 11,000 6,299,127
Series B , GO , 3.00% , 08/01/37 ........ 2,420 2,289,445
Series A , GO , 4.00% , 08/01/38 ........ 10,300 10,328,311
Series D-1 , GO , 0.00% , 08/01/39
(a)
...... 800 411,105
Series B , GO , 3.00% , 08/01/41 ........ 4,650 4,117,924
Series C , GO , 5.00% , 08/01/43 ........ 5,345 6,080,297
Series F , GO , 3.00% , 08/01/47 ......... 25,525 21,179,361
Series C , GO , 4.00% , 08/01/47 ........ 5,855 5,855,112
Series B , GO , 3.00% , 08/01/48 ........ 5,000 4,102,229
Series C , GO , 4.00% , 08/01/48 ........ 11,845 11,846,385
Series B , GO , 3.00% , 08/01/50 ........ 6,000 4,820,873
Los Angeles Community College District
Series 2015C , GO , 5.00% , 06/01/26 ..... 1,125 1,177,083
Series D , GO , 5.00% , 08/01/29 ........ 12,915 14,586,083
Series D , GO , 5.00% , 08/01/30 ........ 9,285 10,678,391
Series K , GO , 4.00% , 08/01/35 ........ 1,750 1,777,839

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series L , GO , 5.00% , 08/01/36 ........ USD 2,030 $ 2,362,913
Series 2016 , GO , 4.00% , 08/01/37 ...... 8,815 8,906,118
Series J , GO , 4.00% , 08/01/37 ......... 2,500 2,542,265
Series K , GO , 4.00% , 08/01/37 ........ 14,250 14,397,298
Series L , GO , 5.00% , 08/01/37 ........ 1,005 1,166,560
Series K , GO , 4.00% , 08/01/38 ........ 27,685 27,878,119
Series K , GO , 3.00% , 08/01/39 ........ 2,145 1,985,681
Series K , GO , 4.00% , 08/01/39 ........ 7,500 7,535,093
Series J , GO , 4.00% , 08/01/41 ......... 5,000 5,043,841
Los Angeles County Facilities 2, Inc., Series
2024A, RB, 5.25%, 06/01/49 ......... 14,090 15,939,776
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,058,854
Series 2018A , RB , 4.00% , 12/01/48 ..... 2,305 2,282,311
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021A , RB , 5.00% , 06/01/28 ..... 5,000 5,499,946
Series 2021A , RB , 5.00% , 06/01/30 ..... 3,755 4,286,643
Series 2016A , RB , 5.00% , 06/01/31 ..... 2,055 2,127,787
Series 2020A , RB , 5.00% , 06/01/31 ..... 4,000 4,517,569
Series 2023A , RB , 5.00% , 07/01/31 ..... 2,000 2,321,432
Series 2021A , RB , 5.00% , 06/01/32 ..... 3,250 3,761,007
Series 2016A , RB , 5.00% , 06/01/32 ..... 1,500 1,552,999
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,785 3,144,167
Series 2020A , RB , 5.00% , 06/01/33 ..... 6,585 7,257,205
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,000 2,308,917
Series 2016A , RB , 5.00% , 06/01/34 ..... 5,225 5,402,873
Series 2021A , RB , 5.00% , 07/01/34 ..... 4,000 4,615,409
Series 2020A , RB , 4.00% , 06/01/35 ..... 3,800 4,005,189
Series 2020A , RB , 5.00% , 06/01/35 ..... 1,500 1,684,096
Series 2021A , RB , 4.00% , 06/01/36 ..... 2,000 2,151,421
Series 2020A , RB , 5.00% , 06/01/36 ..... 8,080 9,034,623
Series 2016A , RB , 5.00% , 06/01/36 ..... 4,400 4,542,102
Series 2021A , RB , 4.00% , 06/01/37 ..... 6,980 7,480,000
Series 2020A , RB , 5.00% , 06/01/37 ..... 4,800 5,349,143
Series 2019A , RB , 5.00% , 07/01/37 ..... 2,000 2,152,407
Series 2021A , RB , 4.00% , 06/01/38 ..... 5,270 5,605,451
Series 2021A , RB , 4.00% , 06/01/39 ..... 8,115 8,554,320
Series 2019A , RB , 5.00% , 07/01/39 ..... 3,400 3,642,060
Series 2017A , RB , 5.00% , 07/01/39 ..... 10,000 10,508,663
Series 2017A , RB , 5.00% , 07/01/40 ..... 8,000 8,389,745
Series 2021A , RB , 5.00% , 07/01/41 ..... 4,835 5,400,763
Series 2017A , RB , 5.00% , 07/01/42 ..... 7,990 8,350,491
Series 2019A , RB , 5.00% , 07/01/44 ..... 4,000 4,233,627
Los Angeles County Public Works Financing
Authority
Series 2024H , RB , 5.00% , 12/01/37
(c)
.... 5,165 6,119,214
Series 2024H , RB , 5.00% , 12/01/38
(c)
.... 3,865 4,550,910
Series 2016D , RB , 4.00% , 12/01/40 ..... 3,765 3,764,858
Series 2024H , RB , 5.00% , 12/01/40
(c)
.... 1,750 2,031,441
Series 2019E-1 , RB , 5.00% , 12/01/49 .... 10,645 11,245,404
Series 2024H , RB , 5.25% , 12/01/53
(c)
.... 7,200 8,105,601
Los Angeles County Sanitation Districts
Financing Authority, Series 2016A, RB,
4.00%, 10/01/42 ................. 13,500 13,460,280
Los Angeles Department of Water & Power
Series 2014C , RB , 5.00% , 07/01/26 ..... 955 956,016
Series 2014C , RB , 5.00% , 07/01/27 ..... 350 350,372
Series 2015A , RB , 5.00% , 07/01/28 ..... 2,000 2,014,042
Series 2022E , RB , 5.00% , 07/01/28 ..... 4,975 5,469,246
Series 2015A , RB , 5.00% , 07/01/30 ..... 1,615 1,625,966
Series 2019B , RB , 5.00% , 07/01/31 ..... 4,005 4,391,982
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,755 1,916,952
Series 2023A , RB , 5.00% , 07/01/32 ..... 1,495 1,762,181
Series 2014D , RB , 5.00% , 07/01/33 ..... 240 240,255
Security
Par (000)
Par (000) Value
California (continued)
Series 2015A , RB , 5.00% , 07/01/33 ..... USD 1,000 $ 1,006,461
Series 2002A, Sub-Series A-3 , RB ,
VRDN ( Bank of America NA SBPA ),
3.65% , 09/03/24
(b)
............... 4,100 4,100,000
Series 2002A-1 , RB , VRDN ( Bank of America
NA SBPA ), 3.65% , 09/03/24
(b)
....... 6,800 6,800,000
Series 2014D , RB , 5.00% , 07/01/35 ..... 1,495 1,496,591
Series 2022B , RB , 5.00% , 07/01/35 ..... 1,500 1,748,347
Series 2017B , RB , 5.00% , 07/01/36 ..... 2,000 2,085,530
Series 2022A , RB , 5.00% , 07/01/37 ..... 3,160 3,592,233
Series 2020B , RB , 5.00% , 07/01/40 ..... 12,440 13,718,983
Series 2022C , RB , 5.00% , 07/01/40 ..... 12,270 13,821,782
Series 2022A , RB , 5.00% , 07/01/41 ..... 1,000 1,110,430
Series 2022C , RB , 5.00% , 07/01/42 ..... 5,515 6,133,088
Series 2017C , RB , 5.00% , 07/01/42 ..... 2,000 2,088,397
Series 2017A , RB , 5.00% , 07/01/42 ..... 7,495 7,769,873
Series 2016B , RB , 5.00% , 07/01/42 ..... 1,095 1,117,835
Series 2024A , RB , 5.00% , 07/01/43 ..... 3,275 3,712,515
Series 2018D , RB , 5.00% , 07/01/43 ..... 1,725 1,821,796
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,155 2,388,369
Series 2019D , RB , 5.00% , 07/01/44 ..... 13,000 13,923,416
Series 2024A , RB , 5.00% , 07/01/44 ..... 5,000 5,646,833
Series 2014D , RB , 5.00% , 07/01/44 ..... 8,005 8,013,517
Series 2021B , RB , 5.00% , 07/01/46 ..... 3,535 3,840,851
Series 2022A , RB , 5.00% , 07/01/46 ..... 3,880 4,239,259
Series 2016A , RB , 5.00% , 07/01/46 ..... 7,050 7,179,746
Series 2023F, Sub-Series F-2 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
3.75% , 09/03/24
(b)
............... 42,265 42,265,000
Series 2022C , RB , 5.00% , 07/01/47 ..... 3,390 3,715,460
Series 2017C , RB , 5.00% , 07/01/47 ..... 15,115 15,689,754
Series 2023F-1 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 3.60% , 09/03/24
(b)
5,100 5,100,000
Series 2019C , RB , 5.00% , 07/01/49 ..... 1,250 1,324,747
Series 2019D , RB , 5.00% , 07/01/49 ..... 21,630 22,923,416
Series 2019A , RB , 5.00% , 07/01/49 ..... 14,500 15,289,976
Series 2019A , RB , 5.25% , 07/01/49 ..... 2,500 2,666,181
Series 2020B , RB , 5.00% , 07/01/50 ..... 4,230 4,541,431
Series 2021C , RB , 5.00% , 07/01/51 ..... 17,980 19,482,290
Series 2022A , RB , 5.00% , 07/01/51 ..... 1,635 1,771,610
Series 2024C , RB , 5.00% , 07/01/54 ..... 500 551,792
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/29 ..... 2,000 2,147,175
Series 2020B , RB , 4.00% , 07/01/30 ..... 2,000 2,168,681
Series 2023A , RB , 5.00% , 07/01/33 ..... 5,000 5,971,887
Series 2016B , RB , 5.00% , 07/01/34 ..... 5,015 5,152,647
Series 2023A , RB , 5.00% , 07/01/34 ..... 5,000 5,951,710
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,250 2,524,647
Series 2020C , RB , 5.00% , 07/01/37 ..... 3,050 3,414,367
Series 2018B , RB , 5.00% , 07/01/37 ..... 2,000 2,134,170
Series 2022B , RB , 5.00% , 07/01/37 ..... 7,000 8,030,755
Series 2022B , RB , 5.00% , 07/01/38 ..... 6,670 7,623,987
Series 2020C , RB , 5.00% , 07/01/38 ..... 1,000 1,116,085
Series 2020A , RB , 5.00% , 07/01/40 ..... 5,065 5,591,434
Series 2020C , RB , 5.00% , 07/01/40 ..... 5,250 5,795,662
Series 2024B , RB , 5.00% , 07/01/41 ..... 4,800 5,537,982
Series 2022C , RB , 5.00% , 07/01/41 ..... 4,610 5,191,670
Series 2020C , RB , 5.00% , 07/01/41 ..... 2,000 2,193,634
Series 2016A , RB , 5.00% , 07/01/41 ..... 2,000 2,041,977
Series 2020A , RB , 5.00% , 07/01/41 ..... 1,500 1,645,226
Series 2017A , RB , 5.00% , 07/01/41 ..... 2,000 2,074,727
Series 2024B , RB , 5.00% , 07/01/42 ..... 3,000 3,439,315
Series 2018B , RB , 5.00% , 07/01/43 ..... 2,500 2,640,284
Series 2017A , RB , 5.00% , 07/01/44 ..... 17,715 18,330,738

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024B , RB , 5.00% , 07/01/44 ..... USD 4,000 $ 4,548,090
Series 2016B , RB , 5.00% , 07/01/46 ..... 1,525 1,553,463
Series 2016A , RB , 5.00% , 07/01/46 ..... 12,275 12,504,106
Series 2022B , RB , 5.00% , 07/01/47 ..... 20,030 21,980,137
Series 2018B , RB , 5.00% , 07/01/48 ..... 2,500 2,620,392
Series 2018A , RB , 5.00% , 07/01/48 ..... 9,745 10,156,544
Series 2021B , RB , 5.00% , 07/01/49 ..... 3,900 4,218,453
Series 2022C , RB , 5.00% , 07/01/52 ..... 2,345 2,562,371
Series 2022D , RB , 5.00% , 07/01/52 ..... 1,650 1,802,948
Los Angeles Unified School District
Series 2017A , GO , 5.00% , 07/01/26 ..... 2,210 2,318,534
Series 2016B , GO , 5.00% , 07/01/27 ..... 5,970 6,238,994
Series 2017A , GO , 5.00% , 07/01/27 ..... 1,460 1,568,040
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,625 1,745,250
Series 2024A , GO , 5.00% , 07/01/28 ..... 2,460 2,704,391
Series 2019A , GO , 5.00% , 07/01/28 ..... 5,005 5,502,227
Series 2016B , GO , 5.00% , 07/01/28 ..... 1,155 1,206,493
Series 2022QRR , GO , 5.00% , 07/01/28 ... 2,505 2,753,862
Series 2021RYRR , GO , 5.00% , 07/01/28 .. 1,505 1,654,516
Series 2016A , GO , 5.00% , 07/01/29 ..... 4,000 4,068,619
Series 2019A , GO , 5.00% , 07/01/29 ..... 5,000 5,618,973
Series 2024A , GO , 5.00% , 07/01/30 ..... 7,000 7,997,091
Series 2016B , GO , 3.00% , 07/01/31 ..... 15,405 15,242,229
Series 2019A , GO , 5.00% , 07/01/31 ..... 3,045 3,375,990
Series 2022QRR , GO , 5.00% , 07/01/31 ... 1,410 1,636,408
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 1,000 1,070,077
Series 2021RYRR , GO , 5.00% , 07/01/31 .. 500 580,286
Series 2016B , GO , 3.00% , 07/01/32 ..... 7,820 7,687,779
Series 2020C , GO , 4.00% , 07/01/32 ..... 5,000 5,318,310
Series 2018B-1 , GO , 5.00% , 07/01/32 .... 3,250 3,474,046
Series 2021RYRR , GO , 5.00% , 07/01/32 .. 2,920 3,400,795
Series 2024A , GO , 5.00% , 07/01/32 ..... 23,735 27,884,547
Series 2016A , GO , 4.00% , 07/01/33 ..... 1,000 1,003,648
Series 2020C , GO , 4.00% , 07/01/33 ..... 4,750 5,034,965
Series 2018B-1 , GO , 5.00% , 07/01/33 .... 4,000 4,272,710
Series 2024A , GO , 5.00% , 07/01/33 ..... 7,500 8,938,207
Series 2021RYRR , GO , 5.00% , 07/01/34 .. 1,505 1,745,049
Series 2024A , GO , 5.00% , 07/01/34 ..... 3,610 4,358,677
Series 2021RYRR , GO , 4.00% , 07/01/36 .. 5,250 5,548,517
Series 2018B-1 , GO , 5.00% , 07/01/36 .... 2,000 2,125,800
Series 2020C , GO , 4.00% , 07/01/37 ..... 12,990 13,503,647
Series 2021RYRR , GO , 4.00% , 07/01/37 .. 5,050 5,316,102
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 1,830 1,902,361
Series 2023QRR , GO , 5.00% , 07/01/37 ... 4,000 4,715,839
Series 2021RYRR , GO , 4.00% , 07/01/38 .. 4,695 4,910,841
Series 2020C , GO , 4.00% , 07/01/38 ..... 5,500 5,681,762
Series 2020RYQ , GO , 4.00% , 07/01/38 ... 6,550 6,766,462
Series 2022QRR , GO , 5.00% , 07/01/38 ... 2,500 2,888,877
Series 2023QRR , GO , 5.00% , 07/01/38 ... 5,000 5,859,299
Series 2018B-1 , GO , 5.00% , 07/01/38 .... 10,835 11,466,068
Series 2020RYQ , GO , 4.00% , 07/01/39 ... 1,030 1,056,666
Series 2020C , GO , 4.00% , 07/01/39 ..... 10,000 10,258,894
Series 2023QRR , GO , 5.00% , 07/01/39 ... 10,000 11,641,727
Series 2016A , GO , 4.00% , 07/01/40 ..... 1,045 1,044,968
Series 2020C , GO , 4.00% , 07/01/40 ..... 1,005 1,027,249
Series 2021RYRR , GO , 4.00% , 07/01/40 .. 3,250 3,349,491
Series 2016A , GO , 5.00% , 07/01/40 ..... 5,320 5,384,918
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 7,900 8,372,685
Series 2020C , GO , 4.00% , 07/01/44 ..... 4,500 4,540,597
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 46,225 46,642,019
Series 2020C , GO , 3.00% , 07/01/45 ..... 10,000 8,430,168
Series 2021RYRR , GO , 4.00% , 07/01/46 .. 13,285 13,360,112
Series 2022QRR , GO , 5.25% , 07/01/47 ... 3,765 4,259,767
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/25 .............. 2,000 2,010,474
Security
Par (000)
Par (000) Value
California (continued)
Mendocino-Lake Community College District,
Series B, GO, 0.00%, 08/01/51 (AGM)
(a)
.. USD 750 $ 222,169
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,000 1,046,723
Series 2011C , RB , 5.00% , 10/01/27 ..... 1,000 1,082,740
Series 2015A , RB , 5.00% , 07/01/28 ..... 8,695 8,876,914
Series 2022A , RB , 5.00% , 10/01/31 ..... 2,425 2,842,561
Series 2019A , RB , 5.00% , 07/01/34 ..... 8,000 8,732,293
Series 2024B3 , RB , VRDN 5.00% , 07/01/31
(b)
1,500 1,684,712
Series 2020C , RB , 5.00% , 07/01/38 ..... 10,730 11,995,171
Series 2020C , RB , 5.00% , 07/01/39 ..... 2,520 2,804,734
Series 2020C , RB , 5.00% , 07/01/40 ..... 12,000 13,302,604
Series 2020A , RB , 5.00% , 10/01/45 ..... 3,000 3,225,565
Series 2021A , RB , 5.00% , 10/01/46 ..... 6,000 6,593,735
Series 2020A , RB , 5.00% , 10/01/49 ..... 7,415 7,929,166
Series 2021A , RB , 5.00% , 10/01/51 ..... 12,000 13,030,169
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 17,405 17,605,318
Moreno Valley Unified School District, Series A,
GO, 5.00%, 08/01/44 (AGM) ......... 14,220 14,540,205
Morgan Hill Unified School District, Series B,
GO, 4.00%, 08/01/47 .............. 7,500 7,432,899
Mount Diablo Unified School District
Series 2022B , GO , 4.00% , 08/01/35 ..... 4,000 4,269,364
Series 2010A , GO , 5.75% , 08/01/35 ( AGM ) 2,530 2,591,004
Mount San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 1,000 1,110,271
Series 2013A , GO , 0.00% , 08/01/43
(a)
.... 12,830 12,798,338
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/30 ..... 2,000 2,090,318
Series 2016B , RB , 4.00% , 11/01/34 ..... 800 812,729
Series 2016B , RB , 4.00% , 11/01/36 ..... 11,040 11,151,195
Series 2020B , RB , 5.00% , 11/01/38 ..... 2,000 2,218,278
New Haven Unified School District, Series
2020C, GO, 3.00%, 08/01/49 ......... 6,060 4,963,431
Newport Mesa Unified School District
(a)
Series 2011 , GO , 0.00% , 08/01/34 ...... 7,485 5,537,942
Series 2011 , GO , 0.00% , 08/01/35 ...... 13,000 9,229,567
Series 2011 , GO , 0.00% , 08/01/36 ...... 1,400 949,518
Series 2011 , GO , 0.00% , 08/01/38 ...... 3,500 2,170,174
Series 2017 , GO , 0.00% , 08/01/43 ...... 1,500 674,548
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,125 481,223
Series 2017 , GO , 0.00% , 08/01/45 ...... 2,500 1,014,358
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 1,000 1,029,989
North Orange County Community College
District, Series B, GO, 4.00%, 08/01/44 ... 9,325 9,441,680
Northern California Sanitation Agencies
Financing Authority
Series 2021 , RB , 5.00% , 12/01/27 ...... 1,000 1,086,329
Series 2021 , RB , 5.00% , 12/01/29 ...... 1,000 1,133,915
Series 2021 , RB , 5.00% , 12/01/30 ...... 400 460,312
Series 2021 , RB , 5.00% , 12/01/33 ...... 4,000 4,642,580
Series 2024A , RB , 5.00% , 12/01/36 ..... 15,000 18,034,586
Series 2024A , RB , 5.00% , 12/01/37 ..... 20,360 24,362,621
Series 2024A , RB , 5.00% , 12/01/38 ..... 4,000 4,764,729
Series 2024A , RB , 5.00% , 12/01/39 ..... 5,000 5,928,854
Series 2014A , RB , 5.00% , 12/01/44 ..... 2,000 2,001,788
Series 2020A , RB , 5.00% , 12/01/45 ..... 7,885 8,577,449
Series 2020A , RB , 5.00% , 12/01/50 ..... 12,525 13,516,915
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/41 .............. 5,000 4,973,231
Orange County Local Transportation Authority
Sales Tax
Series 2019 , RB , 5.00% , 02/15/40 ...... 19,805 21,296,404

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2019 , RB , 5.00% , 02/15/41 ...... USD 1,500 $ 1,607,271
Palomar Community College District
Series C , GO , 4.00% , 08/01/40 ........ 1,000 1,013,931
Series C , GO , 5.00% , 08/01/44 ........ 19,785 20,237,736
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,900 1,885,837
Series D , GO , 5.25% , 08/01/45 ........ 1,000 1,047,942
Pasadena Area Community College District,
Series 2023A-1, GO, 5.00%, 08/01/48 ... 2,340 2,586,371
Placentia-Yorba Linda Unified School District
(a)
Series D , GO , 0.00% , 08/01/42 ........ 1,205 602,119
Series D , GO , 0.00% , 08/01/46 ........ 2,500 982,218
Pleasanton Unified School District, Series 2017,
GO, 4.00%, 08/01/42 .............. 8,590 8,622,054
Port of Los Angeles, Series 2014B, RB,
5.00%, 08/01/44 ................. 2,430 2,434,392
Poway Unified School District
(a)
Series B , GO , 0.00% , 08/01/33 ........ 1,000 759,205
Series B , GO , 0.00% , 08/01/34 ........ 4,630 3,379,418
Series B , GO , 0.00% , 08/01/36 ........ 13,250 8,835,892
Series B , GO , 0.00% , 08/01/41 ........ 1,500 777,791
Series B , GO , 0.00% , 08/01/46 ........ 9,615 3,635,939
Series B , GO , 0.00% , 08/01/51 ........ 1,250 372,936
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 560 723,046
Series 2010C , GO , 6.85% , 08/01/42 ..... 7,500 9,826,158
Riverside County Public Financing Authority,
Series 2015, RB, 5.25%, 11/01/45 ...... 1,000 1,032,763
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 5,092 5,213,555
Series 2021B-1 , RB , 4.00% , 06/01/38 .... 2,125 2,167,287
Series 2021B-1 , RB , 4.00% , 06/01/39 .... 8,860 8,987,166
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 10,370 10,470,693
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 18,940 18,694,263
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,574,502
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/29 ..... 7,130 7,684,379
Series 2017B , RB , 5.00% , 06/01/34 ..... 15,975 17,103,428
Series 2017B , RB , 5.00% , 06/01/35 ..... 1,030 1,101,428
Series 2017B , RB , 5.00% , 06/01/37 ..... 2,555 2,720,096
Series 2017B , RB , 5.00% , 06/01/39 ..... 2,960 3,127,679
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/41 ............ 2,000 2,069,642
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 440 495,904
Sacramento City Unified School District, Series
2024B, GO, 4.00%, 08/01/54 (AGM) ..... 5,000 4,896,217
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/26 ..... 1,770 1,858,746
Series 2022J , RB , 5.00% , 08/15/28 ..... 1,630 1,798,220
Series 2024N-1 , RB , 5.00% , 11/15/36 .... 10,000 11,939,976
Series 2019G , RB , 5.00% , 08/15/39 ..... 1,500 1,630,725
Series 2020H , RB , 4.00% , 08/15/40 ..... 2,500 2,560,360
Series 2019G , RB , 5.00% , 08/15/40 ..... 2,000 2,166,797
Series 2023C , RB , VRDN ( TD Bank NA
SBPA ), 3.60% , 09/03/24
(b)
.......... 41,520 41,520,000
Series 2020H , RB , 4.00% , 08/15/45 ..... 15,575 15,686,400
Series 2023K , RB , 5.00% , 08/15/48 ..... 14,280 15,972,336
Series 2019B , RB , VRDN 5.00% , 10/15/25
(b)
2,500 2,533,899
Series 2023D , RB , VRDN 5.00% , 10/15/30
(b)
11,500 12,893,409
Series 2024M , RB , 5.00% , 11/15/49 ..... 17,070 19,194,012
Series 2020H , RB , 5.00% , 08/15/50 ..... 43,000 46,468,002
Series 2024M , RB , 5.00% , 11/15/54 ..... 15,015 16,751,839
Sacramento Transportation Authority Sales Tax,
Series 2023, RB, 5.00%, 10/01/34 ...... 5,835 7,016,371
Security
Par (000)
Par (000) Value
California (continued)
San Diego Association of Governments, Series
2019A, RB, 5.00%, 11/15/25 ......... USD 6,025 $ 6,048,557
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 10,000 10,383,437
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,000 1,048,666
Series 2011 , GO , 0.00% , 08/01/35
(a)
..... 4,000 2,818,598
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/34 ..... 4,850 5,353,376
Series 2019A , RB , 5.00% , 07/01/36 ..... 1,450 1,589,138
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,120 2,170,242
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,600 1,709,449
Series 2021A , RB , 5.00% , 07/01/46 ..... 5,000 5,432,139
Series 2019A , RB , 5.00% , 07/01/49 ..... 600 635,134
Series 2021A , RB , 5.00% , 07/01/56 ..... 5,000 5,356,124
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/32 ..... 2,000 2,347,738
Series 2023A , RB , 5.00% , 04/01/34 ..... 1,500 1,782,276
Series 2023A , RB , 5.00% , 04/01/38 ..... 1,000 1,168,864
Series 2016A , RB , 5.00% , 04/01/41 ..... 10,230 10,497,678
Series 2021B , RB , 5.00% , 04/01/45 ..... 4,300 4,692,658
Series 2016A , RB , 5.00% , 04/01/48 ..... 2,270 2,323,995
Series 2021B , RB , 5.00% , 04/01/48 ..... 8,140 8,834,669
San Diego County Water Authority
Series 2021B , RB , 4.00% , 05/01/33 ..... 3,500 3,785,616
Series 2021B , RB , 4.00% , 05/01/35 ..... 3,000 3,222,920
Series 2021B , RB , 4.00% , 05/01/37 ..... 3,515 3,749,638
Series 2021B , RB , 4.00% , 05/01/38 ..... 14,715 15,593,640
Series 2022A , RB , 5.00% , 05/01/52 ..... 8,250 9,092,605
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/28 ..... 2,500 2,619,648
Series 2016A , RB , 5.00% , 05/15/29 ..... 2,505 2,612,256
Series 2020A , RB , 4.00% , 08/01/36 ..... 1,350 1,411,828
Series 2020A , RB , 4.00% , 08/01/37 ..... 2,250 2,334,442
Series 2018A , RB , 5.00% , 08/01/43 ..... 1,500 1,586,160
Series A , RB , 5.00% , 10/15/44 ......... 1,810 1,839,529
Series 2020A , RB , 4.00% , 08/01/45 ..... 500 499,072
Series 2023A , RB , 5.25% , 08/01/48 ..... 3,290 3,743,753
Series 2023A , RB , 4.00% , 08/01/52 ..... 5,770 5,687,052
San Diego Unified School District
Series 2015R-4 , GO , 5.00% , 07/01/28 ... 5,000 5,093,660
Series G-1 , GO , 5.25% , 07/01/28 ( AGM ) .. 1,000 1,106,781
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 2,005 2,095,453
Series R-1 , GO , 0.00% , 07/01/30
(a)
...... 7,570 6,407,804
Series 2010C , GO , 0.00% , 07/01/30
(a)
.... 1,550 1,321,873
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 2,000 1,635,084
Series 2012E , GO , 0.00% , 07/01/32
(a)
.... 6,440 5,079,983
Series SR-1 , GO , 4.00% , 07/01/32 ...... 1,000 1,015,496
Series 2010C , GO , 0.00% , 07/01/35
(a)
.... 2,380 1,692,076
Series 2010C , GO , 0.00% , 07/01/36
(a)
.... 17,465 11,864,118
Series 2010C , GO , 0.00% , 07/01/37
(a)
.... 700 455,456
Series 2010C , GO , 0.00% , 07/01/38
(a)
.... 3,000 1,862,590
Series R-2 , GO , 0.00% , 07/01/40
(a)
...... 13,475 13,890,250
Series 2012E , GO , 0.00% , 07/01/42
(a)
.... 5,850 4,936,967
Series 2010C , GO , 0.00% , 07/01/43
(a)
.... 4,140 1,994,780
Series 2010C , GO , 0.00% , 07/01/44
(a)
.... 2,165 991,873
Series 2010C , GO , 0.00% , 07/01/45
(a)
.... 4,590 1,997,174
Series F , GO , 4.00% , 07/01/45 ......... 9,000 8,948,009
Series 2010C , GO , 0.00% , 07/01/46
(a)
.... 275 113,574
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,518,540
Series 2021N-2 , GO , 4.00% , 07/01/46 ... 22,000 22,222,127
Series 2012E , GO , 0.00% , 07/01/47
(a)
.... 3,800 3,191,990
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 1,405 553,930

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017I , GO , 4.00% , 07/01/47 ...... USD 19,400 $ 19,400,239
Series 2010C , GO , 0.00% , 07/01/48
(a)
.... 3,250 3,159,233
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 5,000 5,569,369
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... 7,640 2,715,347
Series 2019L , GO , 4.00% , 07/01/49 ..... 13,000 12,930,072
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 21,350 17,429,617
Series 2020M-2 , GO , 4.00% , 07/01/50 ... 12,710 12,712,035
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 45,580 45,587,297
Series 2022F-2 , GO , 4.25% , 07/01/52 .... 5,000 5,074,690
Series 2023A-3 , GO , 4.00% , 07/01/53 .... 15,500 15,399,331
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 10,000 9,935,052
San Dieguito Union High School District, Series
B-2, GO, 4.00%, 02/01/40 ........... 800 799,980
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 4.00% , 08/01/33 ..... 2,885 2,892,371
Series E , GO , 4.00% , 08/01/37 ........ 8,420 8,517,562
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 5,000 4,620,671
Series 2022D-1 , GO , 5.00% , 08/01/39 ... 1,250 1,429,690
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,500 1,501,943
Series 2019B-1 , GO , 4.00% , 08/01/44 .... 5,000 4,974,378
Series 2020C-1 , GO , 4.00% , 08/01/45 ... 2,640 2,627,995
Series A-1 , GO , 5.00% , 08/01/47 ....... 3,000 3,110,079
Series 2022D-1 , GO , 5.25% , 08/01/47 ... 1,250 1,427,644
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 8,500 6,961,599
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2019A , RB , 4.00% , 07/01/37 ..... 3,075 3,104,444
Series 2019A , RB , 4.00% , 07/01/38 ..... 5,495 5,537,186
Series 2019A , RB , 3.00% , 07/01/44 ..... 1,800 1,523,816
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2021-2B , RB , 5.00% , 05/01/32 .... 3,150 3,617,268
Series 2021-2B , RB , 5.00% , 05/01/35 .... 3,000 3,421,412
Series 2024B , RB , 5.00% , 05/01/41 ..... 4,000 4,581,990
Series 2024B , RB , 5.00% , 05/01/42 ..... 3,000 3,420,372
Series 2024B , RB , 5.00% , 05/01/44 ..... 10,790 12,192,870
Series 2016C , RB , 5.00% , 05/01/46 ..... 4,265 4,347,661
Series 2017B , RB , 5.00% , 05/01/47 ..... 3,500 3,622,247
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,500 2,614,851
Series 2019B , RB , 5.00% , 05/01/49 ..... 7,785 8,229,845
Series 2024B , RB , 5.00% , 05/01/49 ..... 4,180 4,641,362
Series 2019-2F , RB , 5.00% , 05/01/50 .... 22,605 23,876,167
Series 2022-2B , RB , 5.00% , 05/01/52 .... 12,240 13,321,769
San Francisco City & County Public Utilities
Commission Power
Series 2023A , RB , 5.00% , 11/01/48 ..... 4,000 4,392,951
Series 2021A , RB , 4.00% , 11/01/51 ..... 18,000 17,760,895
Series 2023A , RB , 5.00% , 11/01/53 ..... 19,900 21,695,296
San Francisco City & County Public Utilities
Commission Wastewater
Series 2023A , RB , 5.00% , 10/01/35 ..... 1,500 1,751,293
Series 2023A , RB , 5.00% , 10/01/36 ..... 1,000 1,161,433
Series 2023A , RB , 5.00% , 10/01/37 ..... 1,500 1,737,248
Series 2023B , RB , 4.00% , 10/01/39 ..... 1,350 1,419,535
Series 2013B , RB , 4.00% , 10/01/42 ..... 25,000 24,597,375
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,330 1,333,244
Series 2021A , RB , 5.00% , 10/01/45 ..... 5,000 5,471,400
Series 2021A , RB , 5.00% , 10/01/46 ..... 5,000 5,458,372
Series 2021A , RB , 4.00% , 10/01/47 ..... 9,075 9,078,173
Series 2024C , RB , 5.00% , 10/01/49 ..... 4,000 4,459,991
Series 2021A , RB , 4.00% , 10/01/50 ..... 5,000 4,945,038
Series 2024C , RB , 5.00% , 10/01/54 ..... 8,410 9,302,028
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 11,000 11,036,678
Security
Par (000)
Par (000) Value
California (continued)
San Joaquin Hills Transportation Corridor
Agency
Series 1993 , RB , 0.00% , 01/01/25
(a)
..... USD 2,100 $ 2,080,814
Series 1993 , RB , 0.00% , 01/01/27
(a)
..... 1,075 1,015,053
Series 2014A , RB , 5.00% , 01/15/29 ..... 1,000 1,008,316
Series 2021A , RB , 5.00% , 01/15/32 ..... 1,500 1,688,834
Series 2021A , RB , 5.00% , 01/15/33 ..... 3,415 3,834,655
Series 2021A , RB , 4.00% , 01/15/34 ..... 2,185 2,301,251
Series 2014A , RB , 5.00% , 01/15/34 ..... 2,680 2,702,286
Series 2014A , RB , 5.00% , 01/15/44 ..... 8,000 8,066,526
Series 2014A , RB , 5.00% , 01/15/50 ..... 13,275 13,385,391
San Jose Evergreen Community College District
Series C , GO , 4.00% , 09/01/40 ........ 7,500 7,500,000
Series C , GO , 4.13% , 09/01/43 ........ 5,000 5,000,000
Series C , GO , 4.00% , 09/01/45 ........ 8,515 8,634,366
San Jose Unified School District
Series C , GO , 0.00% , 08/01/29 ( NPFGC )
(a)
3,800 3,318,829
Series C , GO , 0.00% , 08/01/30 ( NPFGC )
(a)
5,980 5,056,548
Series 2016 , GO , 5.00% , 08/01/32 ...... 9,000 9,179,815
Series 2018E , GO , 4.00% , 08/01/42 ..... 6,825 6,907,266
San Juan Unified School District, Series 2022,
GO, 4.00%, 08/01/46 .............. 17,000 16,844,826
San Marcos Unified School District
(a)
Series B , GO , 0.00% , 08/01/47 ........ 1,700 644,158
Series B , GO , 0.00% , 08/01/51 ........ 1,500 469,686
San Mateo County Community College District
Series A , GO , 0.00% , 09/01/30 ( NPFGC )
(a)
6,690 5,667,848
Series C , GO , 0.00% , 09/01/30 ( NPFGC )
(a)
4,295 3,638,776
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC )
(a)
.................... 6,565 5,191,957
Series 2006B , GO , 0.00% , 09/01/34
( NPFGC )
(a)
.................... 21,075 15,481,035
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC )
(a)
.................... 11,500 8,100,584
Series 2015A , GO , 5.00% , 09/01/45 ..... 1,000 1,025,600
Series 2018B , GO , 5.00% , 09/01/45 ..... 44,150 46,846,890
San Mateo Foster City Public Financing Authority
Series 2019 , RB , 4.00% , 08/01/44 ...... 7,070 7,098,520
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,700 3,949,067
San Mateo Foster City School District, Series A,
GO, 0.00%, 08/01/42
(a)
............. 5,500 5,954,147
San Mateo Union High School District
(a)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 483,628
Series 2011A , GO , 0.00% , 09/01/41 ..... 3,765 3,989,724
Series 2011A , GO , 0.00% , 07/01/51 ..... 4,465 3,542,595
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/36
(a)
.... 2,500 1,581,392
Santa Barbara Unified School District
Series A , GO , 4.00% , 08/01/41 ........ 2,600 2,619,087
Series B , GO , 5.00% , 08/01/44 ........ 6,725 7,121,443
Santa Clara Unified School District, Series 2019,
GO, 4.00%, 07/01/48 .............. 24,000 23,624,662
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/30 ..... 3,060 3,483,600
Series 2023A , RB , 5.00% , 04/01/33 ..... 5,000 5,955,878
Series 2023A , RB , 5.00% , 04/01/35 ..... 4,500 5,329,577
Santa Clara Valley Water District, Series A, RB,
5.00%, 06/01/46 ................. 1,000 1,018,928
Santa Clarita Community College District, Series
2016, GO, 4.00%, 08/01/41 .......... 6,850 6,858,079
Santa Monica Community College District
Series 2018A , GO , 5.00% , 08/01/43 ..... 7,500 7,976,016
Series 2022B , GO , 5.00% , 08/01/45 ..... 1,150 1,279,073
Series 2018A , GO , 4.00% , 08/01/47 ..... 21,580 21,386,928

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Santa Monica-Malibu Unified School District
Series B , GO , 4.00% , 08/01/50 ........ USD 28,230 $ 27,883,748
Sonoma County Junior College District, Series
B, GO, 3.00%, 08/01/41 ............ 7,000 6,131,015
South San Francisco Unified School District
Series 2016C , GO , 4.00% , 09/01/37 ..... 4,000 4,004,930
Series 2023 , GO , 4.00% , 09/01/48 ...... 22,000 21,900,859
Series 2023 , GO , 4.00% , 09/01/52 ...... 10,975 10,814,267
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,660 1,673,269
Series 2020-3 , RB , VRDN ( Bank of America
NA SBPA ), 3.95% , 09/03/24
(b)
....... 39,335 39,335,000
Series 2024-1 , RB , 5.00% , 07/01/44 ..... 6,300 7,191,583
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 5,600 6,335,631
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 9,535 10,692,412
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 31,685 35,250,149
Series 2023-1A , RB , 5.25% , 07/01/53 .... 13,675 15,391,967
Southwestern Community College District
Series D , GO , 5.00% , 08/01/44 ........ 2,000 2,044,124
Series C , GO , 0.00% , 08/01/46
(a)
....... 1,920 736,826
State of California
GO , 5.00% , 09/01/24 ............... 14,770 14,770,000
GO , 5.00% , 10/01/24 ............... 11,605 11,624,375
GO , 5.00% , 11/01/24 ............... 28,675 28,776,618
Series 2003 , GO , 5.50% , 02/01/25 ...... 250 252,940
Series 2016 , GO , 5.00% , 08/01/25 ...... 4,070 4,157,731
GO , 5.00% , 08/01/25 ............... 8,420 8,601,498
GO , 5.00% , 09/01/25 ............... 2,035 2,083,745
GO , 5.00% , 10/01/25 ............... 13,705 14,009,119
Series 2017 , GO , 4.00% , 11/01/25 ...... 6,465 6,571,758
GO , 5.00% , 11/01/25 ............... 5,510 5,664,239
GO , 5.00% , 03/01/26 ............... 3,810 3,852,645
GO , 5.00% , 04/01/26 ............... 7,875 8,166,366
GO , 5.00% , 08/01/26 ............... 16,000 16,682,911
Series C , GO , 5.00% , 09/01/26 ........ 1,500 1,532,358
GO , 5.00% , 09/01/26 ............... 3,510 3,675,118
GO , 5.00% , 10/01/26 ............... 9,180 9,436,126
GO , 5.00% , 11/01/26 ............... 2,280 2,400,759
GO , 5.00% , 03/01/27 ............... 3,920 3,963,707
GO , 5.00% , 04/01/27 ............... 3,385 3,594,650
GO , 5.00% , 08/01/27 ............... 1,500 1,514,017
GO , 5.00% , 09/01/27 ............... 6,210 6,512,025
GO , 4.00% , 10/01/27 ............... 7,280 7,599,307
GO , 5.00% , 10/01/27 ............... 5,885 6,174,748
GO , 5.00% , 11/01/27 ............... 1,155 1,242,582
GO , 5.00% , 12/01/27 ............... 3,665 3,949,947
GO , 3.00% , 03/01/28 ............... 2,500 2,532,478
GO , 5.00% , 04/01/28 ............... 6,525 7,080,202
GO , 5.00% , 08/01/28 ............... 17,380 18,750,598
Series 2016 , GO , 5.00% , 08/01/28 ...... 4,325 4,511,999
GO , 4.00% , 09/01/28 ............... 38,850 40,788,416
GO , 5.00% , 09/01/28 ............... 20,775 22,555,983
GO , 5.00% , 10/01/28 ............... 27,870 30,368,017
GO , 5.00% , 11/01/28 ............... 37,845 41,563,260
Series 2017 , GO , 5.00% , 11/01/28 ...... 3,600 3,862,298
GO , 5.00% , 03/01/29 ............... 1,000 1,105,225
GO , 5.00% , 04/01/29 ............... 26,510 29,347,514
Series 2016 , GO , 5.00% , 08/01/29 ...... 5,015 5,227,728
Series C , GO , 5.00% , 08/01/29 ........ 26,175 27,935,164
GO , 5.00% , 08/01/29 ............... 12,965 13,558,248
GO , 4.00% , 09/01/29 ............... 5,225 5,577,803
GO , 5.00% , 09/01/29 ............... 9,255 9,844,107
GO , 5.00% , 10/01/29 ............... 50,450 54,953,780
GO , 5.00% , 11/01/29 ............... 10,280 11,504,368
Series 2017 , GO , 5.00% , 11/01/29 ...... 6,270 6,723,850
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 03/01/30 ............... USD 2,000 $ 2,021,412
GO , 5.00% , 04/01/30 ............... 25,150 28,273,321
Series C , GO , 5.00% , 08/01/30 ........ 1,035 1,100,497
GO , 5.00% , 08/01/30 ............... 13,990 14,814,856
Series 2016 , GO , 5.00% , 08/01/30 ...... 4,525 4,711,183
GO , 5.25% , 08/01/30 ............... 4,000 4,085,575
GO , 5.00% , 09/01/30 ............... 1,000 1,042,796
GO , 5.00% , 10/01/30 ............... 2,000 2,004,033
Series 2017 , GO , 5.00% , 11/01/30 ...... 8,840 9,440,773
GO , 5.00% , 11/01/30 ............... 25,005 28,347,753
GO , 5.00% , 03/01/31 ............... 6,195 6,924,516
GO , 5.00% , 04/01/31 ............... 2,385 2,655,525
GO , 4.00% , 08/01/31 ............... 5,000 5,088,645
GO , 5.00% , 08/01/31 ............... 2,500 2,505,205
GO , 4.00% , 09/01/31 ............... 1,010 1,028,583
GO , 5.00% , 09/01/31 ............... 64,215 72,839,402
GO , 5.00% , 10/01/31 ............... 2,540 2,545,121
GO , 5.00% , 11/01/31 ............... 3,005 3,251,758
Series 2017 , GO , 5.00% , 11/01/31 ...... 7,000 7,444,989
GO , 5.00% , 12/01/31 ............... 3,500 3,737,829
GO , 5.00% , 03/01/32 ............... 2,500 2,785,474
GO , 5.00% , 04/01/32 ............... 14,125 16,046,859
GO , 4.00% , 08/01/32 ............... 2,000 2,032,840
GO , 5.00% , 08/01/32 ............... 12,580 12,888,878
Series B , GO , 5.00% , 08/01/32 ........ 5,000 5,285,637
GO , 5.25% , 08/01/32 ............... 3,525 3,595,612
GO , 4.00% , 09/01/32 ............... 3,000 3,051,172
GO , 5.00% , 09/01/32 ............... 25,785 27,983,185
Series C , GO , 5.00% , 09/01/32 ........ 4,225 4,307,236
GO , 5.00% , 10/01/32 ............... 23,720 26,723,362
GO , 5.00% , 11/01/32 ............... 18,815 21,002,300
GO , 5.00% , 12/01/32 ............... 2,100 2,172,240
GO , 5.00% , 03/01/33 ............... 5,555 5,916,461
GO , 5.00% , 04/01/33 ............... 12,190 13,350,972
GO , 5.00% , 08/01/33 ............... 7,460 7,540,398
GO , 4.00% , 09/01/33 ............... 4,035 4,095,840
GO , 5.00% , 09/01/33 ............... 18,285 21,419,071
Series 2024 , GO , 5.00% , 09/01/33 ...... 20,000 23,428,024
GO , 5.00% , 10/01/33 ............... 2,820 2,825,686
Series 2017 , GO , 4.00% , 11/01/33 ...... 20,630 21,109,546
GO , 5.00% , 03/01/34 ............... 14,240 15,777,835
GO , 5.00% , 09/01/34 ............... 35,685 39,205,961
GO , 3.00% , 10/01/34 ............... 6,805 6,519,429
GO , 4.00% , 10/01/34 ............... 6,255 6,562,020
GO , 5.00% , 10/01/34 ............... 13,000 15,076,167
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,915 3,995,432
GO , 5.00% , 11/01/34 ............... 4,035 4,353,415
GO , 5.00% , 12/01/34 ............... 8,120 8,859,767
GO , 5.00% , 03/01/35 ............... 36,960 40,824,597
Series 2022 , GO , 5.00% , 04/01/35 ...... 2,955 3,367,850
Series C , GO , 5.00% , 08/01/35 ........ 6,415 6,742,968
GO , 5.00% , 08/01/35 ............... 8,050 8,247,780
GO , 4.00% , 09/01/35 ............... 26,730 27,030,702
Series 2024 , GO , 5.00% , 09/01/35 ...... 3,900 4,557,261
GO , 5.00% , 09/01/35 ............... 1,500 1,554,364
GO , 3.00% , 10/01/35 ............... 3,000 2,829,077
GO , 5.00% , 10/01/35 ............... 12,910 13,564,839
Series 2017 , GO , 4.00% , 11/01/35 ...... 7,440 7,580,252
GO , 5.00% , 11/01/35 ............... 8,000 8,910,215
GO , 4.00% , 03/01/36 ............... 12,350 12,849,139
GO , 5.00% , 03/01/36 ............... 4,845 5,334,506
GO , 5.00% , 04/01/36 ............... 2,880 3,119,609
GO , 5.00% , 08/01/36 ............... 6,235 6,440,588
Series C , GO , 5.00% , 08/01/36 ........ 2,215 2,323,293
GO , 4.00% , 09/01/36 ............... 13,560 13,668,007

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 09/01/36 ............... USD 24,080 $ 27,321,243
GO , 3.00% , 10/01/36 ............... 5,795 5,397,166
GO , 4.00% , 10/01/36 ............... 6,945 7,273,860
GO , 5.00% , 10/01/36 ............... 42,700 48,991,307
Series 2017 , GO , 4.00% , 11/01/36 ...... 8,000 8,121,067
GO , 5.00% , 11/01/36 ............... 13,440 14,787,678
Series 2017 , GO , 5.00% , 11/01/36 ...... 2,000 2,104,934
GO , 5.00% , 12/01/36 ............... 2,000 2,221,074
GO , 5.00% , 08/01/37 ............... 2,625 2,808,523
GO , 5.00% , 09/01/37 ............... 20,000 23,045,720
Series 2019 , GO , 3.00% , 10/01/37 ...... 6,385 5,905,195
GO , 3.75% , 10/01/37 ............... 15,830 15,830,301
GO , 4.00% , 10/01/37 ............... 3,300 3,441,988
GO , 5.00% , 10/01/37 ............... 4,000 4,249,573
GO , 4.00% , 11/01/37 ............... 1,530 1,588,897
GO , 5.00% , 11/01/37 ............... 22,500 25,297,008
GO , 4.00% , 03/01/38 ............... 11,960 12,347,913
GO , 5.00% , 04/01/38 ............... 1,000 1,080,260
GO , 5.00% , 08/01/38 ............... 6,500 6,704,046
GO , 4.00% , 11/01/38 ............... 21,060 21,757,733
GO , 5.00% , 10/01/39 ............... 6,730 7,211,251
GO , 5.25% , 10/01/39 ............... 19,795 20,392,308
GO , 4.00% , 11/01/39 ............... 5,000 5,148,385
GO , 5.00% , 09/01/41 ............... 13,095 14,679,168
GO , 4.00% , 10/01/41 ............... 6,705 6,858,391
GO , 4.00% , 11/01/41 ............... 8,750 8,604,599
Series 2022 , GO , 4.00% , 04/01/42 ...... 21,240 21,676,769
Series 2022 , GO , 5.00% , 04/01/42 ...... 6,455 6,874,221
GO , 4.00% , 09/01/42 ............... 7,545 7,707,675
GO , 5.00% , 10/01/42 ............... 5,000 5,345,969
GO , 5.00% , 11/01/42 ............... 10,000 11,194,915
GO , 4.00% , 09/01/43 ............... 4,250 4,326,848
Series 2024 , GO , 5.00% , 09/01/43 ...... 10,000 11,296,685
GO , 5.00% , 09/01/43 ............... 33,180 37,288,444
GO , 2.25% , 11/01/43 ............... 5,000 3,596,342
GO , 2.38% , 12/01/43 ............... 3,075 2,256,449
GO , 4.00% , 10/01/44 ............... 11,655 11,750,440
GO , 5.00% , 10/01/44 ............... 8,265 8,272,353
GO , 4.00% , 11/01/44 ............... 1,500 1,471,309
GO , 4.00% , 03/01/45 ............... 6,500 6,371,526
GO , 4.00% , 08/01/45 ............... 1,750 1,714,918
GO , 5.00% , 09/01/45 ............... 16,275 16,774,908
GO , 5.00% , 10/01/45 ............... 5,280 5,877,232
GO , 5.25% , 10/01/45 ............... 17,105 19,422,688
GO , 4.00% , 11/01/45 ............... 10,350 10,140,802
GO , 4.00% , 03/01/46 ............... 12,805 12,865,361
GO , 5.00% , 08/01/46 ............... 5,000 5,143,509
GO , 5.00% , 09/01/46 ............... 3,495 3,599,645
GO , 5.25% , 09/01/47 ............... 11,000 12,339,215
GO , 5.00% , 10/01/47 ............... 5,075 5,194,532
Series 2017 , GO , 4.00% , 11/01/47 ...... 15,750 15,628,202
Series 2017 , GO , 5.00% , 11/01/47 ...... 4,310 4,487,060
GO , 5.00% , 09/01/48 ............... 15,345 17,087,764
GO , 4.00% , 04/01/49 ............... 7,000 7,006,079
GO , 5.00% , 08/01/49
(c)
.............. 1,665 1,856,807
GO , 3.00% , 10/01/49 ............... 1,000 815,328
GO , 5.00% , 10/01/49 ............... 1,955 2,080,349
GO , 4.00% , 03/01/50 ............... 1,915 1,915,288
GO , 5.25% , 10/01/50 ............... 5,000 5,613,121
GO , 3.00% , 11/01/50 ............... 10,860 8,799,454
GO , 4.00% , 11/01/50 ............... 6,575 6,380,496
GO , 4.25% , 09/01/52 ............... 2,190 2,227,531
GO , 5.00% , 09/01/52 ............... 13,500 14,736,782
GO , 5.25% , 09/01/53 ............... 32,560 36,557,912
GO , 5.25% , 08/01/54
(c)
.............. 1,500 1,697,077
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.50% , 08/01/54
(c)
.............. USD 1,500 $ 1,734,754
State of California Department of Water
Resources
Series AS , RB , 5.00% , 12/01/24 ........ 10 10,052
Series AS , RB , 5.00% , 12/01/26 ........ 15,480 15,560,795
Series AS , RB , 5.00% , 12/01/27 ........ 1,060 1,065,532
Series AX , RB , 5.00% , 12/01/27 ........ 1,000 1,085,746
Series AS , RB , 5.00% , 12/01/28 ........ 1,065 1,070,559
Series BB , RB , 5.00% , 12/01/28 ........ 2,000 2,221,996
Series AW , RB , 5.00% , 12/01/30 ....... 4,000 4,194,518
Series BB , RB , 5.00% , 12/01/30 ........ 2,000 2,301,823
Series BD , RB , 5.00% , 12/01/30 ....... 4,075 4,689,965
Series BD , RB , 4.00% , 12/01/34 ....... 5,000 5,387,069
Series BB , RB , 5.00% , 12/01/34 ........ 8,940 10,188,503
Series BA , RB , 5.00% , 12/01/34 ........ 6,790 7,504,792
Series BB , RB , 5.00% , 12/01/35 ........ 9,075 10,316,450
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 3,750 3,365,232
University of California
Series 2015AO , RB , 5.00% , 05/15/27 .... 5,000 5,078,219
Series 2018AZ , RB , 4.00% , 05/15/28 .... 1,020 1,073,921
Series 2024BS , RB , 5.00% , 05/15/30 .... 5,000 5,688,789
Series 2017AY , RB , 5.00% , 05/15/30 .... 465 495,164
Series 2017AY , RB , 5.00% , 05/15/31 .... 3,000 3,185,256
Series 2017AV , RB , 5.00% , 05/15/31 .... 10,060 10,681,225
Series 2023BN , RB , 5.00% , 05/15/32 .... 5,000 5,825,510
Series 2022BK , RB , 5.00% , 05/15/32 .... 4,265 4,969,160
Series 2015AO , RB , 5.00% , 05/15/32 .... 8,615 8,730,525
Series 2015I , RB , 5.00% , 05/15/32 ...... 3,070 3,110,740
Series 2017AY , RB , 4.00% , 05/15/33 .... 4,530 4,639,848
Series 2020BE , RB , 5.00% , 05/15/33 .... 1,000 1,122,696
Series 2020BE , RB , 5.00% , 05/15/34 .... 1,500 1,678,508
Series 2024BS , RB , 5.00% , 05/15/34 .... 15,000 17,883,186
Series 2017AY , RB , 4.00% , 05/15/35 .... 5,000 5,088,735
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,660 2,797,751
Series 2024BW , RB , 5.00% , 05/15/35 .... 10,000 11,831,310
Series 2024BS , RB , 5.00% , 05/15/35 .... 5,000 5,915,655
Series 2015I , RB , 4.00% , 05/15/36 ...... 1,000 1,001,198
Series 2021Q , RB , 4.00% , 05/15/36 ..... 1,610 1,705,881
Series 2020BE , RB , 5.00% , 05/15/36 .... 1,500 1,666,841
Series 2024BS , RB , 5.00% , 05/15/36 .... 10,000 11,791,950
Series 2017AY , RB , 5.00% , 05/15/36 .... 15,880 16,671,866
Series 2023BM , RB , 5.00% , 05/15/36 .... 7,200 8,373,041
Series 2024BV , RB , 5.00% , 05/15/37 .... 7,500 8,822,542
Series 2016AR , RB , 5.00% , 05/15/37 .... 11,340 11,701,083
Series 2023BM , RB , 5.00% , 05/15/37 .... 4,270 4,954,686
Series 2024BS , RB , 5.00% , 05/15/37 .... 10,000 11,763,390
Series 2017AY , RB , 5.00% , 05/15/37 .... 11,345 11,895,445
Series 2020BE , RB , 5.00% , 05/15/38 .... 1,000 1,107,598
Series 2024BV , RB , 5.00% , 05/15/38 .... 7,500 8,798,570
Series 2024BS , RB , 5.00% , 05/15/38 .... 6,000 7,038,856
Series 2021BH , RB , 4.00% , 05/15/39 .... 2,000 2,079,157
Series 2021Q , RB , 4.00% , 05/15/39 ..... 1,710 1,775,596
Series 2020BE , RB , 5.00% , 05/15/39 .... 5,820 6,415,391
Series 2024BS , RB , 5.00% , 05/15/39 .... 14,500 16,882,827
Series 2020BE , RB , 4.00% , 05/15/40 .... 10,070 10,341,478
Series 2024BS , RB , 5.00% , 05/15/40 .... 13,000 15,055,430
Series 2024BS , RB , 5.00% , 05/15/41 .... 7,000 8,064,233
Series 2016AR , RB , 5.00% , 05/15/41 .... 5,000 5,144,406
Series 2023BN , RB , 5.00% , 05/15/41 .... 36,840 41,939,024
Series 2020BE , RB , 5.00% , 05/15/41 .... 1,410 1,543,774
Series 2024BV , RB , 5.00% , 05/15/42 .... 3,695 4,240,027
Series 2024BS , RB , 5.00% , 05/15/42 .... 7,430 8,525,953
Series 2020BE , RB , 5.00% , 05/15/42 .... 6,000 6,552,789
Series 2023BN , RB , 5.00% , 05/15/42 .... 34,000 38,566,751

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024BS , RB , 5.00% , 05/15/43 .... USD 5,000 $ 5,708,405
Series 2024BV , RB , 5.00% , 05/15/43 .... 2,020 2,306,196
Series 2016K , RB , 4.00% , 05/15/46 ..... 10,045 9,931,010
Series 2021BH , RB , 4.00% , 05/15/46 .... 5,500 5,559,064
Series 2016AR , RB , 5.00% , 05/15/46 .... 12,845 13,161,737
Series 2017M , RB , 4.00% , 05/15/47 ..... 4,580 4,536,353
Series 2020BE , RB , 4.00% , 05/15/47 .... 36,135 36,437,226
Series 2017M , RB , 5.00% , 05/15/47 ..... 14,075 14,546,742
Series 2017AV , RB , 5.00% , 05/15/47 .... 13,200 13,649,286
Series 2017AV , RB , 5.25% , 05/15/47 .... 1,170 1,218,804
Series 2013AL-1 , RB , VRDN
3.45% , 09/03/24
(b)
............... 8,000 8,000,000
Series 2013AL-3 , RB , VRDN
3.65% , 09/03/24
(b)
............... 8,000 8,000,000
Series 2013AL-2 , RB , VRDN
3.85% , 09/03/24
(b)
............... 13,280 13,280,000
Series 2018AZ , RB , 4.00% , 05/15/48 .... 2,000 2,003,012
Series 2018AZ , RB , 5.00% , 05/15/48 .... 22,770 23,888,531
Series 2019BB , RB , 5.00% , 05/15/49 .... 5,000 5,321,744
Series 2017AV , RB , 5.00% , 05/15/49 .... 18,500 19,112,970
Series 2020BE , RB , 4.00% , 05/15/50 .... 11,000 11,047,022
Series 2021Q , RB , 3.00% , 05/15/51 ..... 5,000 4,076,522
Series 2021BH , RB , 4.00% , 05/15/51 .... 3,250 3,256,532
Series 2017M , RB , 5.00% , 05/15/52 ..... 9,250 9,541,779
Series 2022BK , RB , 5.00% , 05/15/52 .... 17,335 18,870,448
Series 2024BW , RB , 5.00% , 05/15/54 .... 4,000 4,410,946
Series 2018O , RB , 5.00% , 05/15/58 ..... 3,000 3,132,756
Series 2018AZ , RB , 5.25% , 05/15/58 .... 2,000 2,107,053
Series 2018O , RB , 5.50% , 05/15/58 ..... 2,000 2,122,771
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 3,450 3,429,099
Series 2020A , RB , 4.00% , 08/01/50 ..... 8,435 8,359,292
Ventura County Community College District,
Series 2008C, GO, 0.00%, 08/01/28
(a)
.... 15,000 13,512,963
Walnut Valley Unified School District, Series C,
GO, 4.00%, 08/01/51 .............. 3,000 2,967,312
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 1,750 1,750,885
Westminster School District
(a)
Series 2013A , GO , 0.00% , 08/01/48 ( BAM ) 8,345 5,977,856
Series 2013A , GO , 0.00% , 08/01/52 ( BAM ) 15,000 10,708,556
William S Hart Union High School District, Series
B, GO, 0.00%, 08/01/34 (AGM)
(a)
....... 4,825 3,531,765
7,463,622,515
Colorado — 1.5%
Board of Governors of Colorado State University
System
Series 2017C , RB , 4.00% , 03/01/47
( HERBIP ) ..................... 18,625 18,181,097
Series E-1 , RB , 5.00% , 03/01/47 ( HERBIP ) 1,000 1,010,355
Series 2015A , RB , 4.00% , 03/01/49 ..... 4,000 3,864,118
Series 2015A , RB , 4.13% , 03/01/55 ..... 30,000 29,447,619
Board of Water Commissioners City & County of
Denver (The)
Series 2020B , RB , 5.00% , 09/15/30 ..... 1,920 2,184,065
Series A , RB , 4.00% , 09/15/42 ......... 2,500 2,505,739
Series 2022A , RB , 5.00% , 12/15/45 ..... 5,770 6,354,395
Series A , RB , 5.00% , 09/15/47 ......... 5,575 5,818,602
Series 2022A , RB , 5.00% , 12/15/52 ..... 25,285 27,510,242
Boulder Valley School District No. Re-2 Boulder,
Series 2015, GO, 5.00%, 12/01/39 (SAW) . 22,710 23,017,169
City & County of Denver
Series 2020B , GO , 5.00% , 08/01/26 ..... 16,500 17,284,979
Series 2020B , GO , 5.00% , 08/01/29 ..... 11,010 12,289,517
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2020B , GO , 5.00% , 08/01/30 ..... USD 19,375 $ 21,976,458
Series 2023 , COP , 5.00% , 12/01/32 ..... 2,320 2,686,823
Series 2022A , GO , 5.00% , 08/01/38 ..... 16,200 18,465,115
Series 2018A-1 , RB , 5.00% , 08/01/41 .... 1,000 1,036,095
Series 2016A , RB , 5.00% , 08/01/44 ..... 9,500 9,737,890
Series 2016A , RB , 4.00% , 08/01/46 ..... 10,000 9,684,088
City & County of Denver Airport System
Series 2016A , RB , 5.00% , 11/15/24 ..... 1,135 1,139,361
Series 2022C , RB , 5.00% , 11/15/25 ..... 1,055 1,084,650
Series 2022C , RB , 5.00% , 11/15/28 ..... 525 576,085
Series 2023A , RB , 5.00% , 11/15/29 ..... 2,850 3,168,880
Series B , RB , 4.00% , 11/15/31 ......... 2,310 2,310,427
Series 2023A , RB , 5.00% , 11/15/33 ..... 1,000 1,166,792
Series 2023A , RB , 5.00% , 11/15/38 ..... 750 854,902
Series 2023A , RB , 5.00% , 11/15/39 ..... 1,000 1,134,888
Series 2023A , RB , 5.00% , 11/15/42 ..... 2,000 2,230,100
Series B , RB , 5.00% , 11/15/43 ......... 140 140,061
Series 2018B , RB , 4.00% , 12/01/43 ..... 5,000 4,882,034
Series 2022B , RB , 5.00% , 11/15/47 ..... 10,780 11,731,267
Series 2018B , RB , 5.00% , 12/01/48 ..... 7,515 7,812,169
Series 2022B , RB , 5.25% , 11/15/53 ..... 3,000 3,302,662
City of Aurora, Series 2016, RB,
5.00%, 08/01/46 ................. 24,380 25,540,471
City of Colorado Springs Utilities System
Series 2018A-1 , RB , 5.00% , 11/15/24 .... 3,000 3,012,039
Series 2007A , RB , VRDN ( TD Bank NA
SBPA ), 2.93% , 09/05/24
(b)
.......... 12,475 12,475,000
County of Adams, Series 2015, COP,
4.00%, 12/01/45 ................. 700 682,430
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/27 ( SAW ) 5,840 6,107,366
Series 2021B , GO , 4.00% , 12/01/28 ( SAW ) 5,000 5,281,538
Series 2012B , GO , 3.00% , 12/01/29 ( SAW ) 1,000 999,998
Series 2017 , GO , 5.00% , 12/01/37 ( SAW ) . 2,035 2,120,455
Series 2017 , GO , 5.00% , 12/01/38 ( SAW ) . 1,830 1,903,613
Series 2021 , GO , 5.00% , 12/01/39 ( SAW ) . 4,520 4,952,778
Series 2022A , GO , 5.00% , 12/01/42 ( SAW ) 3,205 3,527,903
Series 2022A , GO , 5.00% , 12/01/45 ( SAW ) 2,565 2,795,892
E-470 Public Highway Authority
Series B , RB , 0.00% , 09/01/24 ( NPFGC )
(a)
. 1,165 1,165,000
Series 2004A , RB , 0.00% , 09/01/28
( NPFGC )
(a)
.................... 12,900 11,369,267
Series 2000B , RB , 0.00% , 09/01/29
( NPFGC )
(a)
.................... 2,500 2,129,144
Series 2004A , RB , 0.00% , 09/01/34
( NPFGC )
(a)
.................... 22,000 15,212,971
Series 2010A , RB , 0.00% , 09/01/35
(a)
.... 1,000 667,791
Series 2010A , RB , 0.00% , 09/01/40
(a)
.... 2,745 1,417,614
Series 2020A , RB , 5.00% , 09/01/40 ..... 1,600 1,600,000
Series 2010A , RB , 0.00% , 09/01/41
(a)
.... 3,495 1,704,118
Regional Transportation District Sales Tax
Series 2013A , RB , 5.00% , 11/01/27 ..... 1,500 1,613,690
Series 2013A , RB , 5.00% , 11/01/28 ..... 1,670 1,831,925
Series 2021B , RB , 5.00% , 11/01/28 ..... 8,535 9,362,563
Series 2021B , RB , 5.00% , 11/01/29 ..... 5,000 5,587,539
Series 2023A , RB , 5.00% , 11/01/31 ..... 5,000 5,748,951
Series 2017B , RB , 5.00% , 11/01/33 ..... 1,655 1,762,198
Series 2023A , RB , 5.00% , 11/01/37 ..... 5,000 5,737,926
Series 2023A , RB , 5.00% , 11/01/38 ..... 2,000 2,282,320
Series 2021B , RB , 4.00% , 11/01/39 ..... 15,500 15,993,103
Series 2016A , RB , 5.00% , 11/01/41 ..... 2,765 2,852,579
Series 2016A , RB , 5.00% , 11/01/46 ..... 11,875 12,208,678
State of Colorado
Series 2022 , COP , 6.00% , 12/15/41 ..... 10,000 11,889,845
Series 2018N , COP , 4.00% , 03/15/43 .... 3,500 3,481,553

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2019O , COP , 4.00% , 03/15/44 .... USD 1,985 $ 1,968,350
University of Colorado
Series 2017A-2 , RB , 4.00% , 06/01/35 .... 3,000 3,160,297
Series 2017A-2 , RB , 4.00% , 06/01/43 .... 2,000 1,969,855
446,705,404
Connecticut — 1.6%
Connecticut State Health & Educational Facilities
Authority
Series 2017B-1 , RB , 5.00% , 07/01/29 .... 5,000 5,591,471
Series 2015A , RB , 5.00% , 07/01/35 ..... 3,500 4,255,738
Series 2001V-1 , RB , VRDN
3.50% , 09/03/24
(b)
............... 14,355 14,355,000
Series 2017C-1 , RB , VRDN
5.00% , 02/01/28
(b)
............... 25,600 27,702,328
Series 2016A1 , RB , VRDN 3.50% , 09/03/24
(b)
40,000 40,000,000
Series 2013A , RB , VRDN 3.75% , 09/03/24
(b)
54,700 54,700,000
Series 2017C-2 , RB , VRDN
2.80% , 02/03/26
(b)
............... 7,600 7,594,091
Series 2024C-1 , RB , VRDN
2.90% , 09/04/24
(b)
............... 30,000 30,000,000
State of Connecticut
Series 2022D , GO , 5.00% , 09/15/24 ..... 1,000 1,000,639
Series 2021A , GO , 4.00% , 01/15/25 ..... 3,500 3,514,519
Series 2018B , GO , 5.00% , 04/15/25 ..... 2,500 2,534,575
Series 2016B , GO , 5.00% , 05/15/25 ..... 1,935 1,965,781
Series 2023B , GO , 5.00% , 08/01/25 ..... 1,000 1,021,657
Series 2022D , GO , 5.00% , 09/15/25 ..... 1,000 1,024,907
Series E , GO , 5.00% , 10/15/25 ........ 3,140 3,224,893
Series 2022G , GO , 5.00% , 11/15/25 ..... 7,820 8,047,382
Series 2022A , GO , 4.00% , 01/15/26 ..... 1,500 1,529,772
Series 2016B , GO , 5.00% , 05/15/26 ..... 3,580 3,728,430
Series 2022D , GO , 5.00% , 09/15/26 ..... 7,535 7,902,628
Series 2018F , GO , 5.00% , 09/15/26 ..... 1,110 1,164,156
Series 2021A , GO , 4.00% , 01/15/27 ..... 3,000 3,098,292
Series 2022A , GO , 4.00% , 01/15/27 ..... 3,790 3,914,176
Series 2015B , GO , 5.00% , 06/15/27 ..... 2,300 2,338,884
Series 2021D , GO , 5.00% , 07/15/27 ..... 1,700 1,815,982
Series 2022D , GO , 5.00% , 09/15/27 ..... 660 707,644
Series F , GO , 5.00% , 11/15/27 ......... 2,080 2,134,011
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,250 1,306,776
Series 2020A , GO , 5.00% , 01/15/28 ..... 2,000 2,159,623
Series 2018C , GO , 5.00% , 06/15/28 ..... 1,010 1,100,142
Series 2015B , GO , 5.00% , 06/15/28 ..... 10,000 10,167,057
Series 2021D , GO , 5.00% , 07/15/28 ..... 2,735 2,984,255
Series E , GO , 5.00% , 10/15/28 ........ 5,000 5,230,544
Series F , GO , 5.00% , 11/15/28 ......... 5,000 5,127,382
Series 2021A , GO , 4.00% , 01/15/29 ..... 5,000 5,278,114
Series 2020A , GO , 5.00% , 01/15/29 ..... 4,615 5,086,869
Series 2015B , GO , 5.00% , 06/15/29 ..... 10,000 10,160,001
Series 2018C , GO , 5.00% , 06/15/29 ..... 14,690 15,909,191
Series 2024A , GO , 5.00% , 01/15/30 ..... 5,000 5,612,842
Series 2024C , GO , 5.00% , 03/01/30 ..... 6,965 7,834,359
Series 2019A , GO , 5.00% , 04/15/30 ..... 1,365 1,507,474
Series 2022A , GO , 4.00% , 01/15/31 ..... 4,310 4,604,212
Series 2021A , GO , 4.00% , 01/15/31 ..... 1,565 1,671,831
Series 2020A , GO , 5.00% , 01/15/31 ..... 2,145 2,396,616
Series 2024A , GO , 5.00% , 01/15/31 ..... 5,000 5,690,139
Series 2023B , GO , 5.00% , 08/01/31 ..... 1,000 1,146,486
Series 2022D , GO , 5.00% , 09/15/31 ..... 635 729,206
Series 2022E , GO , 5.00% , 11/15/31 ..... 2,750 3,165,080
Series F , GO , 5.00% , 11/15/31 ......... 4,945 5,049,061
Series 2021A , GO , 3.00% , 01/15/32 ..... 3,970 3,900,946
Series 2024A , GO , 5.00% , 01/15/32 ..... 5,000 5,760,394
Series 2015B , GO , 5.00% , 06/15/32 ..... 2,265 2,295,041
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2023B , GO , 5.00% , 08/01/32 ..... USD 1,000 $ 1,160,117
Series 2024E , GO , 5.00% , 09/01/32 ..... 32,735 38,016,301
Series F , GO , 5.00% , 11/15/32 ......... 2,000 2,039,767
Series 2021A , GO , 3.00% , 01/15/33 ..... 6,970 6,841,361
Series 2020A , GO , 4.00% , 01/15/33 ..... 3,000 3,141,406
Series 2022A , GO , 4.00% , 01/15/33 ..... 16,155 17,208,705
Series A , GO , 5.00% , 04/15/33 ........ 1,660 1,735,689
Series 2015B , GO , 4.00% , 06/15/33 ..... 27,000 27,115,090
Series 2023B , GO , 5.00% , 08/01/33 ..... 1,000 1,171,674
Series 2024E , GO , 5.00% , 09/01/33 ..... 15,745 18,466,878
Series E , GO , 5.00% , 10/15/33 ........ 4,170 4,308,803
Series 2021A , GO , 3.00% , 01/15/34 ..... 4,000 3,857,721
Series 2022A , GO , 4.00% , 01/15/34 ..... 1,500 1,587,603
Series 2019A , GO , 5.00% , 04/15/34 ..... 3,675 4,005,988
Series A , GO , 5.00% , 04/15/34 ........ 7,000 7,312,822
Series F , GO , 5.00% , 11/15/34 ......... 2,000 2,036,529
Series 2022A , GO , 4.00% , 01/15/35 ..... 5,205 5,484,922
Series 2020A , GO , 4.00% , 01/15/35 ..... 5,500 5,710,406
Series 2019A , GO , 5.00% , 04/15/35 ..... 3,000 3,266,185
Series A , GO , 5.00% , 04/15/35 ........ 6,000 6,256,491
Series 2022F , GO , 5.00% , 11/15/35 ..... 1,640 1,887,537
Series 2021A , GO , 3.00% , 01/15/36 ..... 3,000 2,824,781
Series 2020A , GO , 4.00% , 01/15/36 ..... 4,000 4,130,608
Series 2022B , GO , 4.00% , 01/15/36 ..... 3,000 3,146,018
Series 2024A , GO , 5.00% , 01/15/36 ..... 3,150 3,672,237
Series 2019A , GO , 5.00% , 04/15/36 ..... 2,300 2,496,191
Series 2020A , GO , 4.00% , 01/15/37 ..... 2,000 2,053,909
Series 2022F , GO , 5.00% , 11/15/37 ..... 1,000 1,137,004
Series 2021A , GO , 3.00% , 01/15/38 ..... 5,000 4,579,839
Series 2022B , GO , 4.00% , 01/15/38 ..... 12,235 12,731,877
Series 2021A , GO , 3.00% , 01/15/39 ..... 1,000 895,326
Series 2020A , GO , 3.00% , 01/15/39 ..... 2,000 1,787,773
Series 2024B , GO , 5.00% , 01/15/39 ..... 3,000 3,429,165
Series 2022B , GO , 3.00% , 01/15/40 ..... 14,250 12,530,692
Series 2021A , GO , 3.00% , 01/15/40 ..... 5,000 4,396,734
Series 2021B , GO , 3.00% , 06/01/40 ..... 5,425 4,755,696
Series 2022F , GO , 5.00% , 11/15/40 ..... 1,950 2,179,416
Series 2024B , GO , 4.00% , 01/15/41 ..... 7,750 7,936,463
Series 2024B , GO , 4.00% , 01/15/42 ..... 8,110 8,265,941
Series 2024B , GO , 4.00% , 01/15/43 ..... 5,000 5,072,118
State of Connecticut Clean Water Fund - State
Revolving Fund
Series A , RB , 5.00% , 05/01/30 ......... 1,590 1,685,637
Series 2019A , RB , 5.00% , 02/01/36 ..... 14,215 15,468,412
State of Connecticut Special Tax
Series B , RB , 5.00% , 09/01/24 ......... 2,345 2,345,000
Series 2021A , RB , 5.00% , 05/01/25 ..... 880 893,081
Series B , RB , 5.00% , 09/01/25 ......... 5,090 5,098,411
Series A , RB , 5.00% , 09/01/25 ......... 5,000 5,008,262
Series 2018B , RB , 5.00% , 10/01/25 ..... 1,500 1,538,970
Series 2020A , RB , 5.00% , 05/01/26 ..... 3,000 3,120,983
Series 2023B , RB , 5.00% , 07/01/26 ..... 19,720 20,593,302
Series A , RB , 5.00% , 08/01/26 ......... 1,000 1,020,910
Series 2018A , RB , 5.00% , 01/01/27 ..... 8,000 8,442,837
Series A , RB , 5.00% , 08/01/27 ......... 5,050 5,149,550
Series A , RB , 5.00% , 09/01/27 ......... 1,575 1,577,230
Series 2021D , RB , 5.00% , 11/01/27 ..... 4,520 4,859,419
Series A , RB , 5.00% , 08/01/28 ......... 1,000 1,019,467
Series A , RB , 5.00% , 09/01/28 ......... 1,000 1,001,341
Series 2021D , RB , 5.00% , 11/01/28 ..... 3,550 3,896,848
Series A , RB , 5.00% , 09/01/29 ......... 4,000 4,166,013
Series 2020A , RB , 5.00% , 05/01/30 ..... 5,000 5,638,134
Series 2018B , RB , 5.00% , 10/01/30 ..... 1,000 1,082,030
Series A , RB , 5.00% , 09/01/31 ......... 1,000 1,001,005
Series 2018B , RB , 5.00% , 10/01/31 ..... 14,605 15,762,144

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2021A , RB , 5.00% , 05/01/32 ..... USD 5,775 $ 6,564,709
Series A , RB , 5.00% , 08/01/32 ......... 1,200 1,218,414
Series A , RB , 5.00% , 09/01/32 ......... 7,640 7,646,809
Series 2020A , RB , 5.00% , 05/01/33 ..... 4,000 4,455,287
Series A , RB , 5.00% , 08/01/33 ......... 1,000 1,014,870
Series A , RB , 5.00% , 09/01/33 ......... 1,000 1,031,549
Series 2018B , RB , 5.00% , 10/01/33 ..... 5,020 5,401,486
Series 2018A , RB , 5.00% , 01/01/34 ..... 18,000 19,121,324
Series 2020A , RB , 5.00% , 05/01/34 ..... 5,000 5,548,221
Series 2021A , RB , 5.00% , 05/01/34 ..... 4,000 4,512,386
Series A , RB , 5.00% , 09/01/34 ......... 9,500 9,789,148
Series 2020A , RB , 5.00% , 05/01/35 ..... 5,565 6,145,644
Series 2021A , RB , 5.00% , 05/01/35 ..... 3,250 3,655,872
Series 2018B , RB , 5.00% , 10/01/35 ..... 1,500 1,607,917
Series 2021A , RB , 4.00% , 05/01/36 ..... 1,245 1,292,631
Series 2020A , RB , 4.00% , 05/01/36 ..... 1,950 2,014,429
Series 2022A , RB , 5.00% , 07/01/36 ..... 3,950 4,529,074
Series A , RB , 4.00% , 09/01/36 ......... 10,000 10,015,086
Series 2018A , RB , 5.00% , 01/01/37 ..... 2,000 2,112,047
Series 2021A , RB , 4.00% , 05/01/37 ..... 2,350 2,426,297
Series 2020A , RB , 5.00% , 05/01/37 ..... 3,485 3,825,069
Series 2020A , RB , 5.00% , 05/01/38 ..... 4,960 5,426,985
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,500 1,592,254
Series 2020A , RB , 4.00% , 05/01/39 ( BAM-
TCRS ) ....................... 7,750 7,959,856
Series 2020A , RB , 4.00% , 05/01/39 ..... 11,575 11,792,928
Series 2021A , RB , 4.00% , 05/01/39 ..... 3,500 3,570,215
Series 2021D , RB , 4.00% , 11/01/39 ..... 4,545 4,642,312
Series 2021A , RB , 4.00% , 05/01/40 ..... 5,000 5,057,946
Series 2021A , RB , 5.00% , 05/01/41 ..... 3,655 3,989,775
Series 2022A , RB , 5.25% , 07/01/43 ..... 2,500 2,817,553
862,521,459
Delaware — 0.5%
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/30 ...... 5,000 5,648,873
Series 2020 , RB , 5.00% , 09/01/33 ...... 1,250 1,396,955
Series 2022 , RB , 5.00% , 07/01/34 ...... 8,560 9,887,212
Series 2022 , RB , 5.00% , 07/01/36 ...... 2,250 2,578,992
Series 2015 , RB , 5.00% , 06/01/55 ...... 14,435 14,563,438
State of Delaware
Series 2017A , GO , 5.00% , 01/01/26 ..... 3,090 3,189,994
Series 2022 , GO , 5.00% , 03/01/26 ...... 3,855 3,995,841
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,270 1,343,520
Series 2021 , GO , 5.00% , 02/01/27 ...... 2,470 2,618,153
Series 2020A , GO , 5.00% , 01/01/28 ..... 2,150 2,327,476
Series 2017A , GO , 5.00% , 01/01/28 ..... 2,025 2,192,158
Series 2019 , GO , 5.00% , 02/01/28 ...... 4,495 4,875,043
Series 2018A , GO , 5.00% , 02/01/28 ..... 2,215 2,402,274
Series 2022 , GO , 5.00% , 03/01/28 ...... 5,465 5,938,015
Series 2021 , GO , 5.00% , 02/01/29 ...... 2,000 2,214,306
Series 2022 , GO , 5.00% , 03/01/29 ...... 3,005 3,332,778
Series 2020A , GO , 5.00% , 01/01/30 ..... 2,240 2,522,423
Series 2023A , GO , 5.00% , 05/01/30 ..... 8,955 10,137,720
Series 2021 , GO , 5.00% , 02/01/31 ...... 2,630 3,011,428
Series 2022 , GO , 5.00% , 03/01/31 ...... 6,590 7,555,094
Series 2023A , GO , 5.00% , 05/01/31 ..... 17,035 19,576,182
Series 2021 , GO , 4.00% , 02/01/32 ...... 9,365 10,057,627
Series 2018A , GO , 5.00% , 02/01/34 ..... 5,000 5,323,157
Series 2018A , GO , 5.00% , 02/01/35 ..... 9,210 9,779,753
Series 2018A , GO , 5.00% , 02/01/36 ..... 6,745 7,150,207
Series 2018A , GO , 5.00% , 02/01/37 ..... 6,245 6,596,709
Series 2023A , GO , 5.00% , 05/01/37 ..... 2,690 3,129,400
Series 2018A , GO , 5.00% , 02/01/38 ..... 4,000 4,214,172
Series 2023A , GO , 5.00% , 05/01/39 ..... 8,000 9,199,381
Security
Par (000)
Par (000) Value
Delaware (continued)
Series 2023A , GO , 4.00% , 05/01/40 ..... USD 13,420 $ 14,031,159
Series 2023A , GO , 4.00% , 05/01/42 ..... 15,000 15,523,048
Series 2023A , GO , 4.00% , 05/01/43 ..... 4,655 4,803,244
University of Delaware
Series 2013C , RB , VRDN ( TD Bank NA
SBPA ), 3.80% , 09/03/24
(b)
.......... 15,000 15,000,000
Series 2015 , RB , 5.00% , 11/01/45 ...... 12,625 12,800,548
228,916,280
District of Columbia — 2.0%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/26 ..... 15,580 16,113,913
Series 2015A , GO , 5.00% , 06/01/26 ..... 1,250 1,272,939
Series 2015B , GO , 5.00% , 06/01/26 ..... 2,000 2,036,703
Series D , GO , 5.00% , 06/01/26 ........ 4,000 4,170,110
Series 2017D , GO , 5.00% , 06/01/27 ..... 4,060 4,327,205
Series 2023B , GO , 5.00% , 06/01/27 ..... 2,500 2,664,535
Series 2019A , GO , 5.00% , 10/15/27 ..... 2,000 2,149,339
Series 2021E , GO , 5.00% , 02/01/28 ..... 1,495 1,616,298
Series 2019A , GO , 5.00% , 10/15/28 ..... 2,045 2,243,554
Series 2023B , GO , 5.00% , 06/01/29 ..... 5,010 5,561,053
Series 2019A , GO , 5.00% , 10/15/29 ..... 3,575 3,946,356
Series 2021D , GO , 5.00% , 02/01/30 ..... 2,200 2,467,712
Series 2023B , GO , 5.00% , 06/01/30 ..... 4,000 4,509,016
Series 2016A , GO , 5.00% , 06/01/31 ..... 9,250 9,561,120
Series 2017A , GO , 5.00% , 06/01/32 ..... 2,000 2,102,488
Series 2019A , GO , 5.00% , 10/15/32 ..... 13,490 14,763,911
Series 2021D , GO , 5.00% , 02/01/33 ..... 2,300 2,597,051
Series 2017A , GO , 5.00% , 06/01/33 ..... 1,900 1,994,486
Series 2019A , GO , 5.00% , 10/15/33 ..... 5,000 5,457,680
Series 2020 , RB , 5.00% , 12/01/33 ...... 6,000 6,525,148
Series 2023A , GO , 5.00% , 01/01/34 ..... 1,040 1,210,710
Series 2017A , GO , 5.00% , 06/01/34 ..... 2,500 2,622,744
Series 2020 , RB , 5.00% , 12/01/34 ...... 2,450 2,658,510
Series 2023A , GO , 5.00% , 01/01/35 ..... 500 580,388
Series D , GO , 5.00% , 06/01/35 ........ 2,150 2,239,558
Series 2023A , GO , 5.00% , 01/01/36 ..... 3,350 3,873,036
Series 2017D , GO , 5.00% , 06/01/36 ..... 2,650 2,769,350
Series 2023A , GO , 5.00% , 01/01/37 ..... 1,000 1,149,206
Series 2021E , GO , 4.00% , 02/01/37 ..... 1,835 1,919,878
Series 2017A , GO , 4.00% , 06/01/37 ..... 3,060 3,111,374
Series 2017A , GO , 5.00% , 06/01/37 ..... 3,720 3,879,683
Series 2019A , GO , 5.00% , 10/15/37 ..... 5,000 5,376,425
Series 2023A , GO , 5.00% , 01/01/38 ..... 1,000 1,143,850
Series 2019A , GO , 5.00% , 10/15/40 ..... 4,665 4,965,350
Series 2023A , GO , 5.00% , 01/01/41 ..... 1,000 1,118,462
Series 2021D , GO , 5.00% , 02/01/41 ..... 1,725 1,884,640
Series 2016A , GO , 5.00% , 06/01/41 ..... 15,570 15,968,047
Series D , GO , 5.00% , 06/01/41 ........ 7,805 8,056,352
Series 2023A , GO , 5.00% , 01/01/42 ..... 2,000 2,223,380
Series 2023A , GO , 5.00% , 01/01/43 ..... 13,000 14,403,788
Series 2018A , GO , 5.00% , 06/01/43 ..... 3,950 4,126,867
Series 2019A , GO , 5.00% , 10/15/44 ..... 29,090 30,749,643
Series 2021D , GO , 4.00% , 02/01/46 ..... 1,500 1,473,670
Series 2023A , GO , 5.25% , 01/01/48 ..... 17,790 19,826,724
District of Columbia Income Tax
Series 2020B , RB , 5.00% , 10/01/25 ..... 33,905 34,788,697
Series 2019C , RB , 5.00% , 10/01/25 ..... 1,210 1,241,537
Series 2019C , RB , 5.00% , 10/01/26 ..... 2,270 2,384,931
Series 2022C , RB , 5.00% , 12/01/26 ..... 3,585 3,781,044
Series 2019C , RB , 5.00% , 10/01/27 ..... 2,190 2,351,574
Series 2020B , RB , 5.00% , 10/01/27 ..... 11,885 12,761,853
Series 2022C , RB , 5.00% , 12/01/27 ..... 2,015 2,171,375
Series 2022C , RB , 5.00% , 12/01/28 ..... 2,750 3,024,784
Series 2019A , RB , 5.00% , 03/01/29 ..... 2,000 2,209,179

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2019C , RB , 5.00% , 10/01/29 ..... USD 5,160 $ 5,763,203
Series 2022C , RB , 5.00% , 12/01/29 ..... 7,000 7,838,883
Series 2022C , RB , 5.00% , 12/01/30 ..... 8,500 9,650,709
Series 2019A , RB , 5.00% , 03/01/31 ..... 2,500 2,763,317
Series 2020B , RB , 5.00% , 10/01/31 ..... 8,000 9,180,736
Series 2022C , RB , 5.00% , 12/01/31 ..... 15,590 17,930,694
Series 2019A , RB , 5.00% , 03/01/32 ..... 1,500 1,653,869
Series 2022C , RB , 5.00% , 12/01/32 ..... 5,125 5,970,906
Series 2019A , RB , 5.00% , 03/01/33 ..... 4,010 4,409,496
Series 2022A , RB , 5.00% , 07/01/33 ..... 2,075 2,401,400
Series 2023C , RB , 5.00% , 10/01/33 ..... 1,000 1,176,529
Series 2019A , RB , 5.00% , 03/01/34 ..... 7,040 7,713,914
Series 2019A , RB , 5.00% , 03/01/35 ..... 6,355 6,934,289
Series 2020A , RB , 5.00% , 03/01/35 ..... 1,065 1,177,268
Series 2022A , RB , 5.00% , 07/01/35 ..... 2,125 2,444,987
Series 2019A , RB , 5.00% , 03/01/36 ..... 2,000 2,174,944
Series 2024A , RB , 5.00% , 10/01/36 ..... 4,000 4,708,468
Series 2019A , RB , 4.00% , 03/01/37 ..... 2,000 2,056,002
Series 2024A , RB , 5.00% , 10/01/37 ..... 3,530 4,134,517
Series 2022C , RB , 5.00% , 12/01/37 ..... 5,000 5,711,095
Series 2020C , RB , 4.00% , 05/01/38 ..... 2,605 2,683,819
Series 2023A , RB , 5.00% , 05/01/38 ..... 3,000 3,439,678
Series 2023A , RB , 5.00% , 05/01/39 ..... 1,000 1,138,480
Series 2022A , RB , 5.00% , 07/01/39 ..... 3,420 3,846,376
Series 2019A , RB , 4.00% , 03/01/40 ..... 4,370 4,397,846
Series 2023A , RB , 5.00% , 05/01/41 ..... 11,865 13,292,695
Series 2023A , RB , 5.00% , 05/01/42 ..... 4,520 5,042,207
Series 2023A , RB , 5.00% , 05/01/43 ..... 13,750 15,289,564
Series 2019A , RB , 4.00% , 03/01/44 ..... 2,000 1,990,605
Series 2020C , RB , 4.00% , 05/01/45 ..... 2,210 2,197,042
Series 2022A , RB , 5.50% , 07/01/47 ..... 30,000 33,847,017
Series 2023A , RB , 5.25% , 05/01/48 ..... 4,870 5,437,163
District of Columbia Water & Sewer Authority
Series A , RB , 5.00% , 10/01/25 ......... 2,120 2,175,255
Series 2024A , RB , 5.00% , 10/01/33 ..... 7,350 8,660,398
Series 2016A , RB , 5.00% , 10/01/36 ..... 8,520 8,754,639
Series 2024A , RB , 5.00% , 10/01/36 ..... 7,500 8,799,807
Series 2024A , RB , 5.00% , 10/01/38 ..... 12,000 13,947,154
Series 2024A , RB , 5.00% , 10/01/40 ..... 2,740 3,147,229
Series 2024A , RB , 5.00% , 10/01/41 ..... 4,000 4,566,012
Series 2024A , RB , 5.00% , 10/01/42 ..... 2,750 3,123,922
Series 2014C , RB , 5.00% , 10/01/44 ..... 12,060 12,077,509
Series B , RB , 5.25% , 10/01/44 ......... 2,000 2,034,954
Series 2018A , RB , 5.00% , 10/01/49 ..... 23,715 24,595,939
Series 2018B , RB , 5.00% , 10/01/49 ..... 14,425 14,960,844
Series A , RB , 5.00% , 10/01/52 ......... 3,000 3,069,872
Metropolitan Washington Airports Authority
Dulles Toll Road
Series 2009B , RB , 0.00% , 10/01/33 ( AGC )
(a)
5,000 3,622,672
Series 2009B , RB , 0.00% , 10/01/35 ( AGC )
(a)
13,940 9,253,608
Series 2010A , RB , 0.00% , 10/01/37
(a)
.... 4,000 2,165,528
Series 2019B , RB , 4.00% , 10/01/44 ..... 5,250 5,069,462
Series 2019A , RB , 5.00% , 10/01/44 ..... 1,000 1,041,740
Series 2019B , RB , 5.00% , 10/01/47 ..... 1,000 1,034,914
Series 2019B , RB , 4.00% , 10/01/49 ..... 5,250 4,953,607
Series 2019B , RB , 4.00% , 10/01/53 ( AGM ) 3,000 2,843,233
Series 2019B , RB , 4.00% , 10/01/53 ..... 5,000 4,662,949
Washington Metropolitan Area Transit Authority
Series 2021A , RB , 5.00% , 07/15/25 ..... 1,000 1,020,315
Series 2020A , RB , 5.00% , 07/15/26 ..... 3,360 3,509,553
Series 2021A , RB , 5.00% , 07/15/27 ..... 500 534,240
Series 2021A , RB , 4.00% , 07/15/35 ..... 1,500 1,575,140
Series 2023A , RB , 5.00% , 07/15/35 ..... 1,100 1,275,317
Series 2017B , RB , 5.00% , 07/01/36 ..... 1,700 1,773,762
Series 2020A , RB , 5.00% , 07/15/36 ..... 11,730 12,956,318
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2020A , RB , 5.00% , 07/15/37 ..... USD 2,765 $ 3,047,428
Series 2023A , RB , 5.00% , 07/15/37 ..... 1,000 1,147,517
Series 2020A , RB , 5.00% , 07/15/38 ..... 2,000 2,195,199
Series 2021A , RB , 4.00% , 07/15/39 ..... 4,000 4,107,724
Series 2020A , RB , 4.00% , 07/15/40 ..... 8,000 8,105,538
Series 2023A , RB , 5.00% , 07/15/40 ..... 1,500 1,686,274
Series 2023A , RB , 5.00% , 07/15/42 ..... 5,655 6,276,023
Series 2018 , RB , 5.00% , 07/01/43 ...... 5,000 5,154,950
Series 2021A , RB , 3.00% , 07/15/43 ..... 10,000 8,408,507
Series 2021A , RB , 4.00% , 07/15/43 ..... 16,820 16,704,386
Series 2023A , RB , 5.00% , 07/15/43 ..... 1,050 1,158,163
Series 2020A , RB , 5.00% , 07/15/45 ..... 2,000 2,128,423
Series 2023A , RB , 5.00% , 07/15/45 ..... 1,000 1,093,260
Series 2021A , RB , 5.00% , 07/15/46 ..... 2,250 2,409,214
Series 2023A , RB , 5.00% , 07/15/48 ..... 5,000 5,417,452
Series 2023A , RB , 5.25% , 07/15/53 ..... 12,000 13,150,978
Washington Metropolitan Area Transit Authority
Dedicated
Series 2024A , RB , 5.00% , 07/15/54 ..... 5,000 5,397,463
Series 2024A , RB , 5.00% , 07/15/56 ..... 7,500 8,064,541
Series 2024A , RB , 5.25% , 07/15/59 ..... 13,750 15,085,511
774,469,387
Florida — 1.5%
Broward County, Series 2019A, RB,
5.00%, 10/01/40 ................. 5,290 5,680,203
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/26 ..... 4,110 4,282,096
Series 2021 , RB , 5.00% , 07/01/26 ( AGM ) . 510 531,913
Series 2021 , RB , 5.00% , 07/01/27 ( AGM ) . 10,450 11,141,060
Series 2016B , RB , 5.00% , 07/01/28 ..... 3,505 3,632,896
Series 2021 , RB , 5.00% , 07/01/28 ( AGM ) . 1,000 1,088,688
Series 2021 , RB , 5.00% , 07/01/30 ( AGM ) . 1,000 1,128,044
Series 2016B , RB , 4.00% , 07/01/31 ..... 1,050 1,060,150
Series 2021 , RB , 5.00% , 07/01/32 ( AGM ) . 725 825,386
Series 2016B , RB , 5.00% , 07/01/34 ..... 1,000 1,042,724
Series 2021 , RB , 4.00% , 07/01/35 ( AGM ) . 500 523,130
Series 2024B , RB , 5.00% , 07/01/35 ( AGC ) 10,000 11,605,966
Series 2021 , RB , 2.13% , 07/01/36 ( AGM ) . 1,000 809,250
Series 2016B , RB , 4.00% , 07/01/36 ..... 2,000 2,006,507
Series 2021 , RB , 4.00% , 07/01/37 ( AGM ) . 3,440 3,565,669
Series 2018 , RB , 5.00% , 07/01/37 ...... 2,025 2,148,472
Series 2021 , RB , 4.00% , 07/01/38 ( AGM ) . 1,000 1,029,708
Series 2018 , RB , 5.00% , 07/01/38 ...... 3,325 3,511,887
Series 2017 , RB , 5.00% , 07/01/38 ...... 5,845 6,064,256
Series 2017 , RB , 5.00% , 07/01/39 ...... 1,250 1,295,268
Series 2018 , RB , 5.00% , 07/01/39 ...... 4,380 4,607,813
Series 2018 , RB , 5.00% , 07/01/40 ...... 3,000 3,140,786
Series 2017 , RB , 4.00% , 07/01/41 ...... 2,775 2,743,964
Series 2018 , RB , 5.00% , 07/01/43 ...... 2,000 2,083,113
Series 2019B , RB , 5.00% , 07/01/44 ..... 2,500 2,632,964
Series 2019B , RB , 5.00% , 07/01/49 ..... 2,500 2,625,161
Series 2024A , RB , 5.00% , 07/01/54 ( AGC ) 4,000 4,323,668
City of Fort Lauderdale, Series 2023B, RB,
5.50%, 09/01/53 ................. 3,825 4,311,437
City of Gainesville Utilities System
Series 2017A , RB , 5.00% , 10/01/37 ..... 1,000 1,044,625
Series 2019A , RB , 5.00% , 10/01/44 ..... 1,500 1,570,899
City of Jacksonville
Series 2024 , RB , 5.00% , 10/01/49 ...... 3,000 3,279,195
Series 2024 , RB , 5.25% , 10/01/54 ...... 10,000 11,049,364
City of Tampa Water & Wastewater System
Series 2020A , RB , 4.00% , 10/01/44 ..... 1,000 1,000,725
Series 2020A , RB , 5.00% , 10/01/50 ..... 12,000 12,924,577
Series 2020A , RB , 5.00% , 10/01/54 ..... 4,205 4,508,104

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
County of Miami-Dade
Series 2020A , RB , 5.00% , 10/01/31 ..... USD 2,000 $ 2,226,071
Series 2016 , RB , 5.00% , 10/01/35 ...... 2,000 2,060,205
Series 2024B , RB , 5.00% , 10/01/37 ..... 3,750 4,325,580
Series B , RB , 5.00% , 10/01/37 ......... 6,705 6,723,820
Series 2016A , GO , 5.00% , 07/01/38 ..... 2,000 2,063,718
Series 2016A , GO , 4.00% , 07/01/39 ..... 5,000 5,040,623
Series 2020A , RB , 4.00% , 10/01/41 ..... 4,950 4,905,161
Series A , RB , 5.00% , 10/01/41 ......... 30,050 30,646,135
Series 2014A , GO , 4.00% , 07/01/42 ..... 2,000 1,993,932
Series 2015D , GO , 5.00% , 07/01/45 ..... 8,505 8,715,017
Series 2024A , RB , 5.00% , 04/01/51 ..... 2,980 3,211,137
Series 2021A , GO , 5.00% , 07/01/51 ..... 8,375 9,253,323
Series 2024A , RB , 5.00% , 04/01/54 ..... 16,705 17,925,354
County of Miami-Dade Transit System
Series 2019 , RB , 4.00% , 07/01/39 ...... 2,000 2,030,449
Series 2018 , RB , 5.00% , 07/01/43 ...... 2,000 2,086,734
Series 2022 , RB , 5.00% , 07/01/43 ...... 15,000 16,464,126
Series 2022 , RB , 5.00% , 07/01/46 ...... 5,780 6,287,817
Series 2018 , RB , 4.00% , 07/01/48 ...... 5,215 5,062,622
Series 2020A , RB , 4.00% , 07/01/49 ..... 3,500 3,359,979
Series 2020A , RB , 4.00% , 07/01/50 ..... 5,000 4,771,514
County of Miami-Dade Water & Sewer System
Series 2015 , RB , 5.00% , 10/01/24 ...... 4,140 4,145,857
Series 2015 , RB , 5.00% , 10/01/25 ...... 2,840 2,910,963
Series 2017B , RB , 5.00% , 10/01/27 ..... 1,010 1,082,654
Series 2017B , RB , 4.00% , 10/01/35 ..... 7,600 7,767,751
Series 2017B , RB , 4.00% , 10/01/37 ..... 6,500 6,628,365
Series 2017A , RB , 4.00% , 10/01/38 ..... 18,605 18,866,084
Series 2021 , RB , 4.00% , 10/01/39 ...... 1,000 1,015,671
Series 2021 , RB , 4.00% , 10/01/41 ...... 1,000 993,741
Series 2019B , RB , 4.00% , 10/01/44 ..... 2,345 2,309,385
Series 2017A , RB , 4.00% , 10/01/44 ..... 3,235 3,185,867
Series 2019B , RB , 5.00% , 10/01/44 ..... 2,000 2,091,722
Series 2021 , RB , 4.00% , 10/01/46 ...... 5,050 4,937,259
RB , 4.00% , 10/01/48 ............... 2,000 1,963,774
Series 2019B , RB , 4.00% , 10/01/49 ..... 7,000 6,766,900
Series 2024A , RB , 5.00% , 10/01/49 ..... 18,800 20,540,754
Series 2021 , RB , 4.00% , 10/01/51 ...... 2,000 1,920,725
Series 2024A , RB , 5.25% , 10/01/54 ..... 3,500 3,852,280
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 1,750 1,914,382
Florida Municipal Power Agency
Series 2016A , RB , 5.00% , 10/01/29 ..... 5,360 5,577,096
Series 2016A , RB , 5.00% , 10/01/30 ..... 2,500 2,597,157
Series 2016A , RB , 5.00% , 10/01/31 ..... 830 861,407
Hillsborough County Aviation Authority
Series 2015B , RB , 5.00% , 10/01/40 ..... 3,075 3,079,464
Series 2015A , RB , 5.00% , 10/01/44 ..... 1,000 1,000,331
Series 2015B , RB , 5.00% , 10/01/44 ..... 2,425 2,428,521
Series 2022B , RB , 5.00% , 10/01/47 ..... 2,000 2,155,419
Series 2018F , RB , 5.00% , 10/01/48 ..... 7,000 7,280,339
JEA Water & Sewer System
Series 2017A , RB , 5.00% , 10/01/27 ..... 4,070 4,356,537
Series 2008B , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 3.30% , 09/04/24
(b)
... 44,790 44,790,000
Series 2024A , RB , 5.25% , 10/01/49 ..... 19,835 21,888,404
Series 2024A , RB , 5.50% , 10/01/54 ..... 1,000 1,121,653
Miami Beach Redevelopment Agency, Series A,
5.00%, 02/01/40 (AGM) ............ 1,000 1,000,657
Miami-Dade County Educational Facilities
Authority
Series 2015A , RB , 5.00% , 04/01/40 ..... 6,000 6,037,099
Series 2015A , RB , 5.00% , 04/01/45 ..... 4,000 4,020,205
Security
Par (000)
Par (000) Value
Florida (continued)
Miami-Dade County Expressway Authority
Series 2014B , RB , 5.00% , 07/01/26 ..... USD 1,020 $ 1,023,867
Series A , RB , 5.00% , 07/01/35 ( AGM ) .... 975 975,842
Series 2014A , RB , 5.00% , 07/01/39 ..... 2,830 2,831,622
Series A , RB , 5.00% , 07/01/40 ......... 2,105 2,106,222
Series 2014A , RB , 5.00% , 07/01/44 ..... 1,000 1,000,558
Mid-Bay Bridge Authority
Series A , RB , 5.00% , 10/01/35 ......... 1,000 1,013,530
Series A , RB , 5.00% , 10/01/40 ......... 3,000 3,025,106
Orange County Convention Center
Series 2010 , RB , 5.00% , 10/01/24 ...... 1,285 1,286,870
Series 2016B , RB , 4.00% , 10/01/36 ..... 2,070 2,075,102
Orange County School Board
Series 2024A , COP , 5.00% , 08/01/33 .... 6,500 7,537,521
Series 2016C , COP , 5.00% , 08/01/34 .... 2,500 2,618,042
Orlando Utilities Commission
Series 2013A , RB , 5.00% , 10/01/25 ..... 1,900 1,946,862
Series 2015B , RB , VRDN ( TD Bank NA
SBPA ), 3.09% , 09/04/24
(b)
.......... 20,425 20,425,000
Series 2021A , RB , 4.00% , 10/01/39 ..... 4,685 4,783,113
Series 2021A , RB , 4.00% , 10/01/40 ..... 4,000 4,065,634
Palm Beach County School District
Series 2018C , COP , 5.00% , 08/01/29 .... 2,540 2,735,548
Series 2015D , COP , 5.00% , 08/01/31 .... 2,000 2,035,255
Series 2023A , COP , 5.00% , 08/01/36 .... 1,500 1,726,071
Series 2023A , COP , 5.00% , 08/01/37 .... 1,750 2,009,054
Series 2023A , COP , 5.00% , 08/01/38 .... 1,500 1,710,465
Series 2022B , COP , 5.25% , 08/01/38 .... 3,530 4,040,546
Series 2023A , COP , 5.00% , 08/01/39 .... 2,250 2,552,581
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/27 .... 2,000 2,046,392
Series 2015B , COP , 5.00% , 05/01/27 .... 2,500 2,529,741
Series 2014D , COP , 5.00% , 11/01/27 .... 3,300 3,310,092
Series 2012A , COP , 4.00% , 08/01/29 .... 1,000 1,000,897
Series 2015D , COP , 5.00% , 02/01/30 .... 2,000 2,045,558
Series 2015A , COP , 5.00% , 05/01/30 .... 1,000 1,011,633
School District of Broward County
Series C , COP , 5.00% , 07/01/26 ........ 2,025 2,109,422
Series 2019A , COP , 5.00% , 07/01/27 .... 1,750 1,863,262
Series 2020A , COP , 5.00% , 07/01/32 .... 2,000 2,216,615
Series 2020A , COP , 5.00% , 07/01/34 .... 2,000 2,207,656
South Florida Water Management District
Series 2015 , COP , 5.00% , 10/01/33 ..... 1,000 1,027,350
Series 2015 , COP , 5.00% , 10/01/35 ..... 5,000 5,132,087
State of Florida
Series 2024A , GO , 5.00% , 06/01/28 ..... 9,965 10,860,133
Series 2024A , GO , 5.00% , 06/01/34 ..... 5,030 5,981,933
Series 2017C , GO , 4.00% , 06/01/36 ..... 13,590 13,801,717
Series 2018A , GO , 4.00% , 07/01/37 ..... 3,725 3,811,346
Series 2018A , GO , 4.00% , 07/01/38 ..... 4,030 4,096,195
Series 2018A , GO , 4.00% , 07/01/39 ..... 4,195 4,257,000
Series 2018A , GO , 4.00% , 07/01/40 ..... 4,360 4,407,427
State of Florida Department of Transportation
Turnpike System
Series 2022C , RB , 5.00% , 07/01/47 ..... 6,395 6,949,425
Series 2018A , RB , 4.00% , 07/01/48 ..... 4,000 3,936,463
Series 2024B , RB , 4.00% , 07/01/54 ..... 15,000 14,581,060
State of Florida Lottery, Series 2016B, RB,
5.00%, 07/01/25 ................. 1,100 1,120,513
Tampa Bay Water, Series 2022, RB,
5.00%, 10/01/52 ................. 5,000 5,364,438
Tampa-Hillsborough County Expressway
Authority
Series 2017B , RB , 4.00% , 07/01/42 ..... 12,725 12,349,794

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2017 , RB , 5.00% , 07/01/47 ...... USD 6,210 $ 6,355,046
662,959,014
Georgia — 2.8%
City of Atlanta
Series 2015 , RB , 5.00% , 11/01/28 ...... 2,000 2,027,971
Series 2022A-1 , GO , 5.00% , 12/01/29 .... 1,000 1,121,406
Series 2015 , RB , 5.00% , 11/01/31 ...... 1,755 1,776,693
Series 2015 , RB , 5.00% , 11/01/32 ...... 2,230 2,256,884
Series 2022A-1 , GO , 5.00% , 12/01/32 .... 1,750 2,044,470
Series 2015 , RB , 5.00% , 11/01/33 ...... 11,680 11,861,696
Series 2015 , RB , 5.00% , 11/01/34 ...... 10,005 10,160,640
Series 2022A-1 , GO , 5.00% , 12/01/35 .... 1,750 2,025,907
Series 2018C , RB , 4.00% , 11/01/38 ..... 8,000 8,032,983
Series 2022A-1 , GO , 5.00% , 12/01/38 .... 2,500 2,852,111
Series 2015 , RB , 5.00% , 11/01/40 ...... 82,030 82,679,258
Series 2022A-1 , GO , 5.00% , 12/01/41 .... 2,000 2,245,891
Series 2018B , RB , 5.00% , 11/01/43 ..... 4,780 4,977,869
Series 2018B , RB , 5.00% , 11/01/47 ..... 24,350 25,232,366
City of Atlanta Airport Passenger Facility Charge
Series 2019C , RB , 5.00% , 07/01/36 ..... 2,500 2,716,371
Series 2019C , RB , 5.00% , 07/01/39 ..... 2,500 2,691,790
Series 2023D , RB , 5.00% , 07/01/44 ..... 2,000 2,207,087
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/25 ..... 1,735 1,767,052
Series 2020A , RB , 5.00% , 07/01/26 ..... 2,005 2,091,554
Series 2020A , RB , 5.00% , 07/01/28 ..... 2,000 2,178,219
Series 2020A , RB , 5.00% , 07/01/29 ..... 8,505 9,448,102
Series 2020A , RB , 5.00% , 07/01/30 ..... 2,000 2,257,362
Series 2023F , RB , 5.00% , 07/01/33 ..... 2,250 2,627,824
Series 2022A , RB , 5.00% , 07/01/47 ..... 1,445 1,567,526
Series 2023B-1 , RB , 5.00% , 07/01/48 .... 1,000 1,091,056
Series 2019A , RB , 4.00% , 07/01/49 ..... 6,145 5,980,021
Series 2022A , RB , 4.00% , 07/01/52 ..... 3,010 2,889,822
Series 2023B-1 , RB , 5.00% , 07/01/53 .... 4,000 4,317,889
County of DeKalb, Series 2006B, RB,
5.25%, 10/01/32 (AGM) ............ 2,190 2,279,768
County of Fulton
Series 2013A , RB , 4.00% , 01/01/34 ..... 15,990 15,991,306
Series 2013A , RB , 4.00% , 01/01/35 ..... 6,885 6,885,344
Forsyth County Water & Sewerage Authority,
Series 2019, RB, 3.00%, 04/01/49 ...... 4,000 3,213,854
Georgia Ports Authority
Series 2022 , RB , 5.00% , 07/01/26 ...... 535 558,399
Series 2022 , RB , 5.00% , 07/01/27 ...... 905 967,148
Series 2022 , RB , 5.00% , 07/01/29 ...... 1,500 1,669,864
Series 2022 , RB , 5.00% , 07/01/31 ...... 1,015 1,160,276
Series 2022 , RB , 5.00% , 07/01/33 ...... 1,500 1,733,104
Series 2022 , RB , 5.00% , 07/01/35 ...... 1,000 1,148,945
Series 2022 , RB , 5.00% , 07/01/38 ...... 750 849,294
Series 2021 , RB , 4.00% , 07/01/39 ...... 1,000 1,023,415
Series 2021 , RB , 4.00% , 07/01/40 ...... 1,000 1,018,656
Series 2022 , RB , 5.00% , 07/01/41 ...... 2,250 2,499,598
Series 2021 , RB , 4.00% , 07/01/42 ...... 1,000 1,004,995
Series 2022 , RB , 5.00% , 07/01/42 ...... 5,865 6,489,976
Series 2021 , RB , 4.00% , 07/01/43 ...... 4,750 4,766,650
Series 2022 , RB , 4.00% , 07/01/47 ...... 3,125 3,092,265
Series 2022 , RB , 5.00% , 07/01/47 ...... 1,000 1,087,560
Series 2021 , RB , 4.00% , 07/01/51 ...... 1,750 1,700,557
Series 2022 , RB , 4.00% , 07/01/52 ...... 11,110 10,770,783
Series 2022 , RB , 5.25% , 07/01/52 ...... 6,750 7,418,244
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 1,325 1,380,244
Series 2020 , RB , 5.00% , 06/01/27 ...... 2,200 2,344,121
Series 2020 , RB , 5.00% , 06/01/29 ...... 2,910 3,232,680
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2020 , RB , 5.00% , 06/01/31 ...... USD 2,500 $ 2,808,716
Series 2020 , RB , 5.00% , 06/01/32 ...... 6,105 6,830,395
Series 2021A , RB , 4.00% , 07/15/41 ( GTD ) 5,000 5,146,678
Series 2021A , RB , 4.00% , 07/15/42 ( GTD ) 18,100 18,508,506
Series 2021A , RB , 4.00% , 07/15/46 ( GTD ) 7,170 7,145,988
Gwinnett County School District
Series 2022B , GO , 5.00% , 08/01/25 ..... 6,000 6,127,088
Series 2022B , GO , 5.00% , 08/01/26 ..... 25,010 26,154,233
Series 2015 , GO , 5.00% , 02/01/31 ...... 5,580 5,677,173
Series 2015 , GO , 5.00% , 02/01/34 ...... 4,995 5,075,963
Series 2021 , GO , 4.00% , 02/01/37 ...... 2,000 2,104,175
Series 2019 , GO , 5.00% , 02/01/38 ...... 17,010 18,404,291
Series 2019 , GO , 5.00% , 02/01/39 ...... 6,165 6,639,197
Series 2019 , GO , 5.00% , 02/01/40 ...... 11,710 12,571,529
Henry County School District
Series 2021 , GO , 1.88% , 08/01/34 ( SAW ) . 18,330 14,961,544
Series 2021 , GO , 1.88% , 08/01/35 ( SAW ) . 18,880 15,069,512
Series 2021 , GO , 1.88% , 08/01/36 ( SAW ) . 19,305 15,010,838
Metropolitan Atlanta Rapid Transit Authority
Series 2016B , RB , 5.00% , 07/01/35 ..... 7,750 8,102,352
Series 2024B , RB , 5.00% , 07/01/36 ..... 5,000 5,853,380
Series 2024A , RB , 5.00% , 07/01/37 ..... 5,000 5,828,721
Series 2021E-1 , RB , 3.00% , 07/01/39 .... 2,500 2,252,142
Series 2017C , RB , 3.25% , 07/01/39 ..... 2,500 2,326,983
Series 2021E-1 , RB , 3.00% , 07/01/40 .... 9,565 8,476,529
Series 2015B , RB , 5.00% , 07/01/45 ..... 1,745 1,779,902
Series 2024B , RB , 5.00% , 07/01/45 ..... 5,000 5,595,140
Series 2020A , RB , 3.00% , 07/01/47 ..... 2,850 2,309,804
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/28 ..... 2,000 2,068,625
Series 2021A , RB , 5.00% , 01/01/34 ..... 1,575 1,761,626
Series 2019A , RB , 4.00% , 01/01/44 ( AGM ) 2,000 1,979,540
Series 2019A , RB , 5.00% , 01/01/44 ..... 7,975 8,296,112
Series 2019A , RB , 4.00% , 01/01/49 ..... 1,750 1,672,948
Series 2019A , RB , 5.00% , 01/01/49 ..... 5,000 5,146,368
Series 2019A , RB , 5.00% , 01/01/56 ..... 3,000 3,072,846
Series 2015A , RB , 5.00% , 07/01/60 ..... 1,000 1,001,832
Series 2021A , RB , 5.00% , 01/01/62 ( AGM ) 3,335 3,458,822
Series 2019A , RB , 5.00% , 01/01/63 ..... 1,500 1,532,705
Private Colleges & Universities Authority
Series 2020B , RB , 5.00% , 09/01/25 ..... 10,710 10,947,409
Series 2022A , RB , 5.00% , 09/01/29 ..... 1,505 1,677,555
Series 2020B , RB , 5.00% , 09/01/30 ..... 5,000 5,652,175
Series 2023B , RB , 5.00% , 09/01/33 ..... 29,360 34,520,049
Series B , RB , 4.00% , 10/01/38 ......... 4,000 4,010,319
Series 2020B , RB , 4.00% , 09/01/39 ..... 1,500 1,538,965
Series 2013A , RB , 5.00% , 10/01/43 ..... 2,415 2,419,425
Series A , RB , 5.00% , 10/01/46 ......... 6,525 6,721,968
Series 2019B , RB , 5.00% , 09/01/48 ..... 2,500 2,646,373
State of Georgia
Series 2016E , GO , 5.00% , 12/01/24 ..... 1,370 1,377,135
Series 2016F , GO , 5.00% , 01/01/25 ..... 2,410 2,427,300
Series 2014A-2 , GO , 5.00% , 02/01/25 .... 2,000 2,003,425
Series 2019A , GO , 5.00% , 07/01/25 ..... 1,000 1,020,138
Series 2022A , GO , 5.00% , 07/01/25 ..... 1,890 1,928,061
Series 2016E , GO , 5.00% , 12/01/25 ..... 5,775 5,956,418
Series 2016A , GO , 5.00% , 02/01/26 ..... 10,685 11,056,022
Series 2021A , GO , 5.00% , 07/01/26 ..... 23,835 24,912,330
Series 2017C , GO , 5.00% , 07/01/26 ..... 2,000 2,090,399
Series 2022A , GO , 5.00% , 07/01/26 ..... 7,905 8,262,302
Series 2016E , GO , 5.00% , 12/01/26 ..... 16,530 17,442,993
Series 2016A , GO , 5.00% , 02/01/27 ..... 1,175 1,212,829
Series 2021A , GO , 5.00% , 07/01/27 ..... 14,890 15,927,021
Series 2023A , GO , 5.00% , 07/01/27 ..... 5,000 5,348,227
Series 2020A , GO , 5.00% , 08/01/27 ..... 7,665 8,214,718

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2016E , GO , 5.00% , 12/01/27 ..... USD 1,325 $ 1,392,674
Series 2016F , GO , 5.00% , 01/01/28 ..... 2,805 2,956,733
Series 2022A , GO , 5.00% , 07/01/28 ..... 8,500 9,294,207
Series 2018A , GO , 5.00% , 07/01/28 ..... 5,165 5,647,597
Series 2020A , GO , 5.00% , 08/01/28 ..... 2,000 2,190,787
Series 2017C , GO , 5.00% , 07/01/29 ..... 5,500 5,858,880
Series 2018A , GO , 5.00% , 07/01/29 ..... 5,000 5,455,197
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,500 1,674,509
Series 2020A , GO , 5.00% , 08/01/29 ..... 10,000 11,182,293
Series 2016A , GO , 5.00% , 02/01/30 ..... 1,030 1,059,933
Series 2017A-2 , GO , 5.00% , 02/01/30 .... 11,420 12,042,103
Series 2023A , GO , 5.00% , 07/01/30 ..... 11,660 13,236,786
Series 2018A , GO , 5.00% , 07/01/30 ..... 6,775 7,350,173
Series 2019A , GO , 5.00% , 07/01/31 ..... 5,180 5,723,990
Series 2023A , GO , 5.00% , 07/01/31 ..... 5,720 6,590,398
Series 2022A , GO , 5.00% , 07/01/31 ..... 2,200 2,534,768
Series 2021A , GO , 5.00% , 07/01/31 ..... 1,570 1,808,903
Series 2020A , GO , 5.00% , 08/01/31 ..... 2,805 3,168,043
Series 2017A-2 , GO , 5.00% , 02/01/32 .... 12,600 13,227,397
Series 2018A , GO , 5.00% , 07/01/32 ..... 22,925 24,727,322
Series 2021A , GO , 5.00% , 07/01/32 ..... 3,330 3,822,912
Series 2023C , GO , 5.00% , 01/01/33 ..... 8,545 10,045,911
Series 2017A-2 , GO , 5.00% , 02/01/33 .... 10,015 10,503,684
Series 2021A , GO , 4.00% , 07/01/34 ..... 2,010 2,140,977
Series 2020A , GO , 4.00% , 08/01/34 ..... 1,720 1,818,016
Series 2023A , GO , 5.00% , 07/01/35 ..... 9,560 11,245,256
Series 2021A , GO , 4.00% , 07/01/36 ..... 30,000 31,716,951
Series 2023A , GO , 5.00% , 07/01/36 ..... 2,215 2,591,053
Series 2021A , GO , 4.00% , 07/01/37 ..... 11,810 12,414,894
Series 2023A , GO , 5.00% , 07/01/37 ..... 7,340 8,557,779
Series 2021A , GO , 4.00% , 07/01/38 ..... 7,500 7,851,608
Series 2023A , GO , 5.00% , 07/01/38 ..... 1,985 2,302,698
Series 2021A , GO , 4.00% , 07/01/39 ..... 1,055 1,098,774
Series 2022A , GO , 4.00% , 07/01/40 ..... 10,000 10,377,971
Series 2023A , GO , 5.00% , 07/01/41 ..... 11,210 12,739,958
Series 2022A , GO , 4.00% , 07/01/42 ..... 10,000 10,234,756
984,066,516
Hawaii — 0.0%
City & County Honolulu Wastewater System
Series 2018A , RB , 4.00% , 07/01/38 ..... 3,300 3,345,167
Series A , RB , 5.00% , 07/01/40 ......... 1,000 1,018,851
Series A , RB , 5.00% , 07/01/45 ......... 3,675 3,744,276
Series 2018A , RB , 5.00% , 07/01/47 ..... 4,220 4,375,971
Series 2022A , RB , 5.00% , 07/01/47 ..... 3,000 3,272,670
Series 2022A , RB , 5.25% , 07/01/51 ..... 2,500 2,778,467
City & County of Honolulu
Series 2020B , GO , 5.00% , 03/01/25 ..... 1,010 1,020,751
Series 2019A , GO , 5.00% , 09/01/27 ..... 1,170 1,254,201
Series 2020B , GO , 5.00% , 03/01/28 ..... 2,120 2,294,839
Series 2020D , GO , 5.00% , 07/01/28 ..... 3,055 3,329,806
Series 2022A , GO , 5.00% , 11/01/28 ..... 2,930 3,215,311
Series 2020B , GO , 5.00% , 03/01/30 ..... 1,500 1,680,864
Series C , GO , 5.00% , 10/01/30 ........ 5,000 5,649,412
Series 2020B , GO , 5.00% , 03/01/31 ..... 2,550 2,847,516
State of Hawaii
Series EO , GO , 5.00% , 08/01/25 ....... 5,255 5,263,510
Series 2018FT , GO , 5.00% , 01/01/26 .... 3,410 3,519,897
Series FK , GO , 5.00% , 05/01/26 ....... 1,400 1,456,692
Series EO , GO , 5.00% , 08/01/26 ....... 2,280 2,283,750
Series FH , GO , 5.00% , 10/01/26 ....... 3,975 4,168,741
Series FH , GO , 5.00% , 10/01/27 ....... 4,725 4,952,508
Series EZ , GO , 5.00% , 10/01/27 ....... 2,000 2,051,841
Series 2018FT , GO , 5.00% , 01/01/28 .... 1,000 1,079,515
Series FH , GO , 5.00% , 10/01/28 ....... 3,450 3,613,974
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series EO , GO , 5.00% , 08/01/29 ....... USD 720 $ 721,120
Series 2018FT , GO , 5.00% , 01/01/30 .... 3,000 3,217,663
Series EO , GO , 5.00% , 08/01/30 ....... 1,895 1,898,862
Series 2018FT , GO , 5.00% , 01/01/31 .... 3,005 3,205,962
Series FN , GO , 5.00% , 10/01/31 ....... 1,000 1,065,938
Series 2019FW , GO , 5.00% , 01/01/33 .... 5,060 5,507,353
Series 2018FT , GO , 5.00% , 01/01/33 .... 2,000 2,127,995
Series FK , GO , 5.00% , 05/01/34 ....... 2,310 2,440,212
Series FG , GO , 4.00% , 10/01/34 ....... 7,755 7,894,271
Series 2019FW , GO , 5.00% , 01/01/35 .... 10,000 10,861,753
Series FK , GO , 4.00% , 05/01/36 ....... 2,000 2,024,325
Series FG , GO , 4.00% , 10/01/36 ....... 6,665 6,736,290
Series 2019FW , GO , 5.00% , 01/01/37 .... 2,000 2,166,025
State of Hawaii Airports System
Series 2020D , RB , 4.00% , 07/01/35 ..... 2,000 2,079,951
Series 2020D , RB , 4.00% , 07/01/38 ..... 2,000 2,047,790
122,214,040
Idaho — 0.0%
Idaho Housing & Finance Association
Series 2015A , RB , 5.00% , 07/15/26 ..... 1,030 1,072,395
Series 2021A , RB , 4.00% , 07/15/38 ..... 2,150 2,177,777
3,250,172
Illinois — 4.0%
Chicago Board of Education Dedicated Capital
Improvement Tax
Series 2016 , RB , 5.75% , 04/01/34 ...... 1,670 1,757,393
Series 2016 , RB , 6.00% , 04/01/46 ...... 1,830 1,912,338
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/34 ( BAM ) 1,900 2,185,105
Series 2023B , RB , 5.00% , 01/01/35 ( BAM ) 7,000 8,016,042
Series B , RB , 5.00% , 01/01/46 ......... 2,255 2,275,549
Chicago O'Hare International Airport
Series E , RB , 5.00% , 01/01/27 ......... 2,000 2,106,994
Series B , RB , 5.00% , 01/01/27 ......... 2,500 2,514,830
Series B , RB , 5.00% , 01/01/28 ......... 10,000 10,053,153
Series B , RB , 5.00% , 01/01/30 ......... 6,120 6,151,990
Series C , RB , 5.00% , 01/01/31 ......... 460 469,827
Series B , RB , 5.00% , 01/01/32 ......... 15,075 15,146,489
Series B , RB , 5.00% , 01/01/33 ......... 9,085 9,128,586
Series D , RB , 5.25% , 01/01/33 ......... 9,000 9,412,450
Series 2020A , RB , 5.00% , 01/01/34 ..... 8,045 8,784,380
Series C , RB , 5.00% , 01/01/34 ......... 1,300 1,324,620
Series B , RB , 5.00% , 01/01/34 ......... 4,175 4,291,442
Series D , RB , 5.25% , 01/01/34 ......... 5,000 5,225,227
Series 2020A , RB , 4.00% , 01/01/35 ..... 4,000 4,103,055
Series B , RB , 5.00% , 01/01/35 ......... 9,000 9,324,266
Series 2020A , RB , 5.00% , 01/01/35 ..... 10,000 10,897,643
Series B , RB , 5.00% , 01/01/36 ......... 14,110 14,598,780
Series B , RB , 5.00% , 01/01/37 ......... 2,345 2,422,688
Series B , RB , 5.00% , 01/01/38 ......... 3,025 3,121,735
Series B , RB , 5.00% , 01/01/39 ......... 7,500 7,722,209
Series 2020A , RB , 4.00% , 01/01/40 ( AGM ) 5,000 5,048,382
Series 2022D , RB , 5.00% , 01/01/40 ..... 15,045 16,525,717
Series B , RB , 5.00% , 01/01/41 ......... 4,075 4,126,228
Series 2022D , RB , 4.00% , 01/01/42 ..... 2,000 1,969,361
Series D , RB , 5.25% , 01/01/42 ......... 9,000 9,292,844
Series 2018B , RB , 4.00% , 01/01/44 ..... 7,000 6,771,810
Series D , RB , 5.00% , 01/01/46 ......... 1,000 1,002,104
Series D , RB , 5.00% , 01/01/47 ......... 8,380 8,552,878
Series 2018B , RB , 5.00% , 01/01/48 ..... 32,500 33,874,175
Series 2024B , RB , 5.00% , 01/01/48
(c)
.... 5,000 5,390,489
Series D , RB , 5.00% , 01/01/52 ......... 23,915 24,341,333
Series 2018B , RB , 4.00% , 01/01/53 ( AGM ) 9,450 9,160,555

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2018B , RB , 5.00% , 01/01/53 ..... USD 9,885 $ 10,208,102
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 780 831,758
Chicago Transit Authority Sales Tax Receipts
Fund
Series 2014 , RB , 5.00% , 12/01/44 ( AGM ) . 1,000 1,001,982
Series 2014 , RB , 5.25% , 12/01/49 ...... 2,500 2,503,953
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 5,000 5,269,260
Series 2020A , GO , 5.00% , 01/01/29 ..... 3,000 3,200,948
Series 2021A , GO , 5.00% , 01/01/33 ..... 10,000 10,812,748
Series 2021A , GO , 4.00% , 01/01/35 ..... 6,500 6,521,308
Series 2023A , GO , 5.50% , 01/01/39 ..... 2,850 3,141,293
Series 2024A , GO , 5.00% , 01/01/43 ..... 2,900 3,064,291
Series 2019A , GO , 5.00% , 01/01/44 ..... 2,500 2,571,412
Series 2024A , GO , 5.00% , 01/01/44 ..... 7,500 7,898,372
Series 2024A , GO , 5.25% , 01/01/45 ..... 24,200 25,845,051
Series 2019A , GO , 5.50% , 01/01/49 ..... 5,000 5,202,748
County of Cook
Series 2024 , RB , 5.00% , 11/15/42 ...... 2,500 2,740,913
Series 2024 , RB , 5.00% , 11/15/43 ...... 3,000 3,272,419
County of Will
Series 2016 , GO , 5.00% , 11/15/41 ...... 13,050 13,412,549
Series 2016 , GO , 5.00% , 11/15/45 ...... 18,000 18,500,067
Illinois Finance Authority
Series 2016 , RB , 4.00% , 01/01/25 ...... 3,310 3,321,974
Series 2020 , RB , 4.00% , 01/01/32 ...... 7,800 8,244,962
Series 2017 , RB , 5.00% , 07/01/32 ...... 1,585 1,655,853
Series 2021A , RB , 5.00% , 10/01/32 ..... 4,000 4,610,854
Series 2024B , RB , 5.00% , 04/01/34 ..... 26,490 30,992,137
Series 2024A , RB , 5.00% , 04/01/34 ..... 13,000 15,209,429
Series 2019 , RB , 5.00% , 07/01/34 ...... 2,575 2,790,705
Series 2020 , RB , 5.00% , 07/01/34 ...... 1,760 1,969,328
Series 2024B , RB , 5.00% , 04/01/35 ..... 7,640 8,893,209
Series 2020 , RB , 5.00% , 07/01/35 ...... 4,950 5,523,942
Series 2019 , RB , 5.25% , 07/01/35 ...... 3,000 3,280,617
Series 2024B , RB , 5.00% , 04/01/36 ..... 14,120 16,348,756
Series 2017 , RB , 5.00% , 07/01/36 ...... 6,030 6,272,287
Series 2020 , RB , 4.00% , 07/01/37 ...... 8,345 8,605,818
Series 2020 , RB , 4.00% , 07/01/38 ...... 8,050 8,297,319
Series 2014A , RB , 4.00% , 10/01/38 ..... 10,000 9,999,805
Series 2014A , RB , 5.00% , 10/01/38 ..... 2,000 2,002,745
Series 2024B , RB , 5.25% , 04/01/39 ..... 1,450 1,679,846
Series 2015A , RB , 5.00% , 10/01/40 ..... 2,000 2,027,409
Series 2018A , RB , 5.00% , 10/01/48 ..... 2,000 2,051,688
Illinois State Toll Highway Authority
Series 2019B , RB , 5.00% , 01/01/25 ..... 5,070 5,103,553
Series 2019B , RB , 5.00% , 01/01/26 ..... 2,635 2,720,270
Series 2019C , RB , 5.00% , 01/01/26 ..... 1,245 1,285,289
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,000 4,221,734
Series 2019C , RB , 5.00% , 01/01/27 ..... 6,320 6,670,340
Series 2019B , RB , 5.00% , 01/01/27 ..... 2,130 2,248,074
Series 2019C , RB , 5.00% , 01/01/28 ..... 6,000 6,468,281
Series 2019C , RB , 5.00% , 01/01/29 ..... 11,065 12,121,942
Series 2019B , RB , 5.00% , 01/01/29 ..... 2,000 2,191,042
Series 2019C , RB , 5.00% , 01/01/30 ..... 3,000 3,340,927
Series 2018A , RB , 5.00% , 01/01/30 ..... 3,000 3,280,136
Series 2019C , RB , 5.00% , 01/01/31 ..... 2,000 2,221,405
Series 2018A , RB , 5.00% , 01/01/31 ..... 1,505 1,640,862
Series 2019B , RB , 5.00% , 01/01/31 ..... 1,505 1,671,607
Series 2016A , RB , 4.00% , 12/01/31 ..... 5,035 5,077,218
Series 2016A , RB , 5.00% , 12/01/31 ..... 2,080 2,127,827
Series 2016A , RB , 5.00% , 12/01/32 ..... 3,000 3,066,326
Series 2024A , RB , 5.00% , 01/01/36 ..... 30,000 35,009,883
Series 2014C , RB , 5.00% , 01/01/36 ..... 2,000 2,010,385
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2015B , RB , 5.00% , 01/01/36 ..... USD 1,000 $ 1,019,909
Series 2014C , RB , 5.00% , 01/01/37 ..... 35,000 35,174,828
Series 2015B , RB , 5.00% , 01/01/37 ..... 11,500 11,725,940
Series 2024A , RB , 5.00% , 01/01/38 ..... 7,105 8,175,665
Series 2024A , RB , 5.00% , 01/01/39 ..... 4,000 4,557,844
Series 2015B , RB , 5.00% , 01/01/40 ..... 9,645 9,810,124
Series 2015A , RB , 5.00% , 01/01/40 ..... 10,000 10,104,244
Series 2016B , RB , 5.00% , 01/01/41 ..... 7,435 7,600,617
Series 2021A , RB , 5.00% , 01/01/41 ..... 9,765 10,718,363
Series 2023A , RB , 5.00% , 01/01/41 ..... 4,250 4,778,564
Series 2021A , RB , 4.00% , 01/01/42 ..... 11,825 11,732,073
Series 2017A , RB , 5.00% , 01/01/42 ..... 28,500 29,642,628
Series 2023A , RB , 5.00% , 01/01/42 ..... 3,665 4,091,046
Series 2023A , RB , 5.25% , 01/01/43 ..... 1,235 1,391,362
Series 2019A , RB , 4.00% , 01/01/44 ..... 15,500 15,277,116
Series 2019A , RB , 5.00% , 01/01/44 ..... 8,400 8,866,329
Series 2020A , RB , 5.00% , 01/01/45 ..... 9,215 9,752,505
Series 2021A , RB , 4.00% , 01/01/46 ..... 20,185 19,653,271
Metropolitan Pier & Exposition Authority
Series 2010B-1 , RB , 0.00% , 06/15/26
( AGM )
(a)
...................... 2,000 1,888,807
Series 2010B-1 , RB , 0.00% , 06/15/27
( AGM )
(a)
...................... 1,000 913,040
Series 1998B , RB , 5.50% , 06/15/29 ( NPFGC ) 50 50,988
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/28 ........ 3,180 3,332,437
Series 2007C , GO , 5.25% , 12/01/32 ..... 1,340 1,568,994
Series 2021B , GO , 5.00% , 12/01/33 ..... 5,000 5,678,209
Series 2007B , GO , 5.25% , 12/01/34 ..... 2,500 2,998,401
Series 2014A , GO , 5.00% , 12/01/44 ..... 25,165 25,280,183
Sales Tax Securitization Corp.
Series 2020A , RB , 5.00% , 01/01/25 ..... 770 775,144
Series 2020A , RB , 5.00% , 01/01/30 ..... 2,500 2,758,310
Series 2021A , RB , 5.00% , 01/01/30 ..... 5,000 5,516,620
Series 2021A , RB , 5.00% , 01/01/32 ..... 5,000 5,635,759
Series 2020A , RB , 5.00% , 01/01/37 ( BAM ) 1,000 1,078,510
Series 2020A , RB , 4.00% , 01/01/40 ( BAM ) 1,000 1,009,616
State of Illinois
Series 2017D , GO , 5.00% , 11/01/24 ..... 37,890 37,989,249
Series 2016 , GO , 5.00% , 02/01/25 ...... 5,000 5,037,660
Series 2021A , GO , 5.00% , 03/01/25 ..... 2,170 2,190,278
Series 2017D , GO , 5.00% , 11/01/25 ..... 28,485 29,135,808
Series 2014 , GO , 5.00% , 02/01/26 ...... 2,400 2,403,157
Series 2016 , GO , 5.00% , 02/01/26 ...... 5,000 5,138,113
Series 2022B , GO , 5.00% , 03/01/26 ..... 6,190 6,370,760
Series 2018A , GO , 5.00% , 10/01/26 ..... 4,750 4,945,485
Series 2019A , GO , 5.00% , 11/01/26 ..... 5,000 5,213,958
Series 2017D , GO , 5.00% , 11/01/26 ..... 16,070 16,757,994
Series 2016 , GO , 5.00% , 02/01/27 ...... 12,000 12,567,518
Series 2021A , GO , 5.00% , 03/01/27 ..... 2,640 2,769,242
Series 2017D , GO , 5.00% , 11/01/27 ..... 36,705 39,002,906
Series 2021A , GO , 5.00% , 12/01/27 ..... 9,600 10,215,228
Series 2016 , GO , 5.00% , 02/01/28 ...... 4,500 4,715,937
Series 2022B , GO , 5.00% , 03/01/28 ..... 3,450 3,687,593
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,425 1,523,136
Series 2014 , GO , 5.00% , 05/01/28 ...... 4,080 4,085,249
Series 2018B , GO , 5.00% , 10/01/28 ..... 2,000 2,159,312
Series 2017D , GO , 5.00% , 11/01/28 ..... 10,405 11,054,906
Series 2023B , GO , 5.00% , 05/01/29 ..... 5,000 5,447,532
Series 2014 , GO , 5.00% , 05/01/29 ...... 1,900 1,902,418
Series 2018B , GO , 5.00% , 10/01/29 ..... 4,100 4,421,025
Series 2022B , GO , 5.00% , 10/01/29 ..... 5,000 5,480,605
Series 2017C , GO , 5.00% , 11/01/29 ..... 19,505 20,681,959
Series 2022A , GO , 5.00% , 03/01/30 ..... 2,000 2,203,295

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2022B , GO , 5.00% , 03/01/30 ..... USD 4,000 $ 4,406,590
Series 2024B , GO , 5.00% , 05/01/30 ..... 3,000 3,311,804
Series 2020 , GO , 5.50% , 05/01/30 ...... 2,000 2,182,888
Series 2018B , GO , 5.00% , 10/01/30 ..... 3,000 3,216,751
Series 2019B , GO , 5.00% , 11/01/30 ..... 2,000 2,186,042
Series 2021A , GO , 5.00% , 03/01/31 ..... 1,500 1,669,039
Series 2022B , GO , 5.00% , 03/01/31 ..... 3,000 3,338,078
Series 2024B , GO , 5.00% , 05/01/31 ..... 2,500 2,783,759
Series 2014 , GO , 5.00% , 05/01/31 ...... 1,500 1,501,726
Series 2017A , GO , 5.00% , 12/01/31 ..... 2,000 2,106,650
Series 2014 , GO , 5.25% , 02/01/32 ...... 7,650 7,660,706
Series 2022B , GO , 5.00% , 10/01/32 ..... 10,000 11,267,629
Series 2018B , GO , 5.00% , 10/01/32 ..... 2,000 2,127,427
Series 2019B , GO , 5.00% , 11/01/32 ..... 5,750 6,206,653
Series 2023B , GO , 5.00% , 12/01/32 ..... 10,000 11,281,894
Series 2017A , GO , 5.00% , 12/01/32 ..... 3,830 4,022,715
Series 2021A , GO , 5.00% , 03/01/33 ..... 8,275 9,133,117
Series 2022B , GO , 5.00% , 03/01/33 ..... 7,650 8,540,706
Series 2018A , GO , 5.00% , 05/01/33 ..... 9,480 10,004,076
Series 2023D , GO , 5.00% , 07/01/33 ..... 9,465 10,591,976
Series 2018A , GO , 5.00% , 10/01/33 ..... 1,240 1,313,376
Series 2017A , GO , 4.00% , 12/01/33 ..... 2,500 2,511,734
Series 2021B , GO , 5.00% , 12/01/33 ..... 6,000 6,667,226
Series 2014 , GO , 5.25% , 02/01/34 ...... 3,000 3,003,627
Series 2022B , GO , 5.00% , 03/01/34 ..... 5,000 5,556,759
Series 2023B , GO , 5.00% , 05/01/34 ..... 15,000 16,690,141
Series 2024B , GO , 5.00% , 05/01/34 ..... 2,000 2,275,148
Series 2017A , GO , 5.00% , 12/01/34 ..... 2,650 2,769,945
Series 2021A , GO , 5.00% , 03/01/35 ..... 1,500 1,645,576
Series 2024B , GO , 5.00% , 05/01/35 ..... 7,500 8,489,600
Series 2021A , GO , 5.00% , 03/01/36 ..... 3,000 3,279,586
Series 2024B , GO , 5.00% , 05/01/36 ..... 7,500 8,448,105
Series 2023B , GO , 5.00% , 05/01/36 ..... 2,900 3,200,292
Series 2014 , GO , 5.00% , 05/01/36 ...... 1,000 1,000,990
Series 2022A , GO , 5.25% , 03/01/37 ..... 1,665 1,855,743
Series 2023B , GO , 5.00% , 05/01/37 ..... 3,500 3,847,885
Series 2022B , GO , 5.25% , 10/01/37 ..... 5,000 5,598,485
Series 2021A , GO , 4.00% , 03/01/38 ..... 2,000 1,987,169
Series 2023B , GO , 5.25% , 05/01/38 ..... 2,000 2,222,842
Series 2020C , GO , 4.00% , 10/01/38 ..... 2,500 2,472,849
Series 2017A , GO , 5.00% , 12/01/38 ..... 3,740 3,874,155
Series 2014 , GO , 5.00% , 02/01/39 ...... 7,285 7,291,531
Series 2024B , GO , 5.00% , 05/01/39 ..... 3,000 3,330,356
Series 2014 , GO , 5.00% , 05/01/39 ...... 2,500 2,502,212
Series 2023B , GO , 5.25% , 05/01/39 ..... 2,500 2,767,331
Series 2020 , GO , 5.50% , 05/01/39 ...... 7,075 7,769,952
Series 2021B , GO , 4.00% , 12/01/39 ..... 2,000 1,964,958
Series 2023C , GO , 5.00% , 12/01/39 ..... 15,000 16,549,438
Series 2017A , GO , 5.00% , 12/01/39 ..... 2,000 2,067,809
Series 2024B , GO , 5.00% , 05/01/40 ..... 3,500 3,865,046
Series 2023B , GO , 5.25% , 05/01/40 ..... 3,190 3,515,905
Series 2020C , GO , 4.00% , 10/01/40 ..... 5,000 4,892,214
Series 2019C , GO , 4.00% , 11/01/40 ..... 18,000 17,598,150
Series 2023C , GO , 5.00% , 12/01/40 ..... 35,000 38,390,824
Series 2021A , GO , 4.00% , 03/01/41 ..... 4,750 4,640,778
Series 2024B , GO , 5.00% , 05/01/41 ..... 5,000 5,491,236
Series 2022A , GO , 5.50% , 03/01/42 ..... 3,000 3,338,063
Series 2018A , GO , 5.00% , 05/01/42 ..... 4,345 4,486,772
Series 2023B , GO , 5.25% , 05/01/42 ..... 4,000 4,370,821
Series 2024B , GO , 5.25% , 05/01/45 ..... 5,000 5,501,302
Series 2020 , GO , 5.75% , 05/01/45 ...... 3,125 3,426,165
Series 2021A , GO , 5.00% , 03/01/46 ..... 24,235 25,589,140
Series 2022C , GO , 5.25% , 10/01/46 ..... 5,000 5,410,580
Series 2022A , GO , 5.50% , 03/01/47 ..... 2,000 2,192,154
Series 2024B , GO , 5.25% , 05/01/47 ..... 11,000 12,027,975
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2023B , GO , 5.50% , 05/01/47 ..... USD 10,550 $ 11,577,696
Series 2022C , GO , 5.25% , 10/01/47 ..... 3,000 3,238,223
Series 2024B , GO , 5.25% , 05/01/48 ..... 5,650 6,160,454
Series 2024B , GO , 5.25% , 05/01/49 ..... 4,000 4,350,654
State of Illinois Sales Tax
Series 2013 , RB , 5.00% , 06/15/26 ...... 1,500 1,502,176
Series 2024A , RB , 5.00% , 06/15/29 ..... 23,900 25,779,596
Series 2024B , RB , 5.00% , 06/15/35 ..... 6,000 6,805,430
Series 2024C , RB , 5.00% , 06/15/41 ..... 9,080 9,989,237
1,605,551,031
Indiana — 0.3%
City of Indianapolis Department of Public Utilities
Water System
Series 2018A , RB , 5.00% , 10/01/33 ..... 4,185 4,489,226
Series 2018A , RB , 5.00% , 10/01/35 ..... 1,000 1,069,055
Series 2016B , RB , 5.00% , 10/01/37 ..... 14,010 14,443,028
Indiana Finance Authority
Series 2016C , RB , 5.00% , 12/01/24 ..... 5,070 5,094,527
Series 2015B , RB , 5.00% , 02/01/25 ..... 4,915 4,959,802
Series 2016C , RB , 5.00% , 12/01/25 ..... 7,890 8,123,117
Series E , RB , 5.00% , 02/01/27 ......... 3,375 3,517,896
Series 2016C , RB , 5.00% , 06/01/27 ..... 7,435 7,818,141
Series 2017C , RB , 5.00% , 02/01/29 ..... 1,800 1,927,437
Series 2016C , RB , 5.00% , 06/01/29 ..... 3,120 3,470,242
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 1,000 1,114,775
Series 2022B , RB , 5.00% , 02/01/31 ..... 10,000 11,448,960
Series 2021B , RB , 5.00% , 02/01/34 ..... 3,000 3,385,927
Series 2021-1 , RB , 5.00% , 10/01/34 ..... 2,605 2,951,698
Series 2015A , RB , 5.25% , 02/01/35 ..... 1,000 1,017,041
Series D , RB , 5.00% , 08/01/36 ......... 8,935 9,334,698
Series 2019A , RB , 5.00% , 02/01/37 ..... 1,000 1,075,873
Series 2019A , RB , 5.00% , 02/01/38 ..... 3,310 3,552,120
Series 2021B , RB , 4.00% , 02/01/39 ..... 7,000 7,219,252
Series 2019A , RB , 5.00% , 02/01/39 ..... 7,755 8,294,356
Series 2021B , RB , 4.00% , 02/01/40 ..... 3,000 3,071,449
Series 2015A , RB , 5.00% , 10/01/40 ..... 10,000 10,011,345
Series 2021B , RB , 5.00% , 02/01/41 ..... 2,555 2,794,241
Series 2021-1 , RB , 3.00% , 10/01/41 ..... 5,000 4,360,465
Series 2016A , RB , 5.00% , 10/01/41 ..... 2,000 2,064,253
Series 2024A , RB , 5.00% , 02/01/42 ..... 5,000 5,623,664
Series 2012A , RB , 4.00% , 10/01/42 ..... 2,500 2,500,030
Series 2024A , RB , 5.00% , 02/01/43 ..... 8,300 9,296,283
Series 2024A , RB , 5.00% , 10/01/43 ..... 1,440 1,604,954
Series 2014A , RB , 4.25% , 10/01/44 ..... 3,205 3,204,827
Series 2014A , RB , 5.00% , 10/01/44 ..... 1,000 1,001,372
Series 2016A , RB , 5.00% , 10/01/46 ..... 7,370 7,566,485
Series 2022B , RB , 5.25% , 10/01/52 ..... 7,490 8,028,398
Indiana Municipal Power Agency
Series 2016A , RB , 5.00% , 01/01/42 ..... 18,345 18,783,433
Series 2017A , RB , 5.00% , 01/01/42 ..... 3,000 3,118,649
Indianapolis Local Public Improvement Bond
Bank
Series 2021A , RB , 5.00% , 06/01/30 ..... 8,000 8,890,704
Series 2019A , RB , 5.00% , 02/01/49 ..... 6,000 6,263,205
Series 2019A , RB , 5.00% , 02/01/54 ..... 9,950 10,372,087
212,863,015
Iowa — 0.0%
City of West Des Moines, Series 2021B, GO,
2.00%, 06/01/36 ................. 1,170 937,468
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/28 ...... 4,200 4,482,741
Series 2017 , RB , 5.00% , 08/01/30 ...... 2,000 2,119,047
Series 2017 , RB , 5.00% , 08/01/31 ...... 3,420 3,605,566

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Iowa (continued)
Series 2023A , RB , 5.00% , 08/01/35 ..... USD 5,500 $ 6,415,556
Series 2020A , RB , 5.00% , 08/01/38 ..... 2,665 2,942,353
Series 2022A , RB , 5.00% , 08/01/39 ..... 5,000 5,648,232
Series 2023A , RB , 5.00% , 08/01/40 ..... 1,690 1,918,495
Series 2023A , RB , 5.00% , 08/01/41 ..... 3,800 4,286,449
Series 2017 , RB , 5.00% , 08/01/42 ...... 7,265 7,500,372
Series 2023A , RB , 5.00% , 08/01/42 ..... 4,000 4,485,727
Series 2022A , RB , 5.00% , 08/01/47 ..... 2,500 2,715,656
Series 2020A , RB , 5.00% , 08/01/49 ..... 1,525 1,624,696
Series 2022A , RB , 5.00% , 08/01/52 ..... 9,715 10,520,310
State of Iowa, Series 2016A, RB,
5.00%, 06/01/27 ................. 1,000 1,039,250
60,241,918
Kansas — 0.2%
Johnson County Unified School District No.
512 Shawnee Mission, Series 2015A, GO,
5.00%, 10/01/33 ................. 5,000 5,127,449
Kansas Development Finance Authority, Series
2019SRF, RB, 5.00%, 05/01/31 ........ 5,465 6,005,671
Seward County Unified School District No. 480
Liberal
Series 2017B , GO , 4.00% , 09/01/32 ..... 3,895 3,944,748
Series 2017B , GO , 4.00% , 09/01/33 ..... 4,080 4,132,111
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/26 ..... 5,040 5,152,273
Series 2014A , RB , 5.00% , 09/01/27 ..... 2,040 2,040,000
Series 2015B , RB , 5.00% , 09/01/27 ..... 3,010 3,077,117
Series 2014A , RB , 5.00% , 09/01/29 ..... 1,000 1,000,000
Series 2015B , RB , 5.00% , 09/01/29 ..... 1,000 1,021,406
Series 2014A , RB , 5.00% , 09/01/30 ..... 1,100 1,100,000
Series 2015B , RB , 5.00% , 09/01/30 ..... 3,270 3,338,058
Series 2024A , RB , 5.00% , 09/01/32 ..... 14,080 16,327,381
Series 2015B , RB , 5.00% , 09/01/33 ..... 3,000 3,062,735
Series 2024A , RB , 5.00% , 09/01/34 ..... 15,000 17,787,061
Series 2015B , RB , 5.00% , 09/01/35 ..... 2,000 2,037,873
Series 2017A , RB , 5.00% , 09/01/35 ..... 3,380 3,541,404
Series 2024A , RB , 5.00% , 09/01/35 ..... 7,500 8,835,494
Wyandotte County-Kansas City Unified
Government Utility System, Series 2014A, RB,
4.25%, 09/01/39 ................. 9,285 9,193,049
96,723,830
Kentucky — 0.1%
Kentucky Asset Liability Commission, Series A,
RB, 5.00%, 09/01/26 .............. 1,010 1,010,000
Kentucky State Property & Building Commission,
RB, 5.00%, 05/01/27 .............. 4,765 5,041,151
Kentucky Turnpike Authority, Series 2024A, RB,
5.00%, 07/01/30 ................. 2,000 2,254,814
Louisville and Jefferson County Metropolitan
Sewer District, Series 2024A, RB,
5.00%, 05/15/37 ................. 25,500 29,805,843
Scott County School District Finance Corp.,
Series 2022, RB, 5.00%, 09/01/41 (BAM) .. 4,500 4,932,312
43,044,120
Louisiana — 0.6%
City of New Orleans, Series 2024A, GO,
5.00%, 12/01/53 ................. 37,505 40,203,428
City of New Orleans Water System, Series 2014,
RB, 5.00%, 12/01/44 .............. 1,000 1,004,577
East Baton Rouge Sewerage Commission
Series 2014B , RB , 5.00% , 02/01/39 ..... 2,000 2,017,197
Series 2019A , RB , 4.00% , 02/01/45 ..... 3,000 2,982,989
Security
Par (000)
Par (000) Value
Louisiana (continued)
New Orleans Aviation Board, Series A, RB,
5.00%, 01/01/48 ................. USD 8,355 $ 8,513,028
State of Louisiana
Series 2016D , GO , 5.00% , 09/01/24 ..... 3,075 3,075,000
Series 2016B , GO , 5.00% , 08/01/27 ..... 3,265 3,400,087
Series 2016B , GO , 5.00% , 08/01/28 ..... 2,850 2,967,916
Series 2019A , GO , 5.00% , 03/01/31 ..... 10,870 11,853,260
Series 2021A , GO , 5.00% , 03/01/32 ..... 7,875 8,925,866
Series 2023 , RB , 5.00% , 09/01/34 ...... 5,000 5,838,370
Series 2024E , GO , 5.00% , 09/01/34
(c)
.... 9,000 10,636,612
Series 2019A , GO , 5.00% , 03/01/35 ..... 8,000 8,634,167
Series 2023A , GO , 5.00% , 04/01/35 ..... 4,165 4,814,216
Series 2022A , GO , 4.00% , 04/01/39 ..... 7,500 7,757,707
Series 2021A , GO , 5.00% , 03/01/40 ..... 5,000 5,487,012
Series 2022A , GO , 4.00% , 04/01/40 ..... 10,000 10,266,683
Series 2024A , GO , 5.00% , 05/01/40 ..... 18,565 21,157,483
Series 2022A , GO , 4.00% , 04/01/41 ..... 4,445 4,539,227
Series 2022A , GO , 4.00% , 04/01/42 ..... 15,065 15,194,182
Series 2024A , GO , 4.00% , 05/01/42 ..... 20,275 20,670,139
State of Louisiana Gasoline & Fuels Tax
Series 2022B , RB , 4.00% , 05/01/39 ..... 5,830 6,012,211
Series A , RB , 4.50% , 05/01/39 ......... 1,000 1,011,315
Series C , RB , 5.00% , 05/01/40 ......... 2,000 2,082,849
Series A , RB , 4.00% , 05/01/41 ......... 10,000 10,080,654
Series A , RB , 5.00% , 05/01/41 ......... 8,500 8,623,801
227,749,976
Maine — 0.1%
Maine Health & Higher Educational Facilities
Authority
(c)
Series 2024B , RB , 5.00% , 10/01/38 ..... 7,500 8,626,476
Series 2024B , RB , 5.25% , 10/01/54 ..... 11,500 12,727,150
Maine Turnpike Authority
Series 2020 , RB , 4.00% , 07/01/45 ...... 1,000 1,001,030
Series 2018 , RB , 5.00% , 07/01/47 ...... 1,000 1,041,439
Series 2020 , RB , 4.00% , 07/01/50 ...... 2,425 2,373,517
25,769,612
Maryland — 2.2%
City of Baltimore
Series 2019A , RB , 4.00% , 07/01/44 ..... 6,500 6,513,727
Series 2017A , RB , 5.00% , 07/01/46 ..... 3,000 3,075,027
Series 2019A , RB , 4.00% , 07/01/49 ..... 2,000 1,942,748
County of Anne Arundel
Series 2021 , GO , 5.00% , 10/01/25 ...... 2,225 2,282,992
Series 2021 , GO , 5.00% , 10/01/26 ...... 5,275 5,544,510
Series 2021 , GO , 5.00% , 04/01/28 ...... 6,575 7,148,071
Series 2021 , GO , 5.00% , 10/01/28 ...... 4,690 5,153,202
Series 2021 , GO , 3.00% , 10/01/39 ...... 8,520 7,679,889
Series 2021 , GO , 3.00% , 10/01/40 ...... 8,520 7,554,902
Series 2018 , GO , 5.00% , 10/01/47 ...... 2,000 2,072,634
Series 2022 , GO , 4.00% , 10/01/51 ...... 15,460 15,323,148
County of Baltimore
Series 2022 , GO , 5.00% , 03/01/25 ...... 5,435 5,499,953
Series 2019 , GO , 4.00% , 03/01/37 ...... 4,575 4,709,918
County of Frederick, Series 2018A, GO,
3.40%, 08/01/37 ................. 7,000 6,881,314
County of Howard
Series 2017B , GO , 5.00% , 02/15/27 ..... 1,125 1,192,818
Series 2023A , GO , 4.00% , 08/15/40 ..... 5,015 5,192,622
County of Montgomery
Series 2014A , GO , 5.00% , 11/01/24 ..... 2,125 2,131,866
Series 2014B , GO , 5.00% , 11/01/24 ..... 2,535 2,543,191
Series 2017A , GO , 5.00% , 11/01/24 ..... 1,000 1,003,231
Series 2017C , GO , 5.00% , 10/01/25 ..... 6,870 7,051,281

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2014B , GO , 5.00% , 11/01/25 ..... USD 3,945 $ 3,957,353
Series 2017C , GO , 5.00% , 10/01/26 ..... 5,250 5,518,233
Series 2017A , GO , 5.00% , 11/01/26 ..... 3,955 4,165,141
Series 2018A , GO , 5.00% , 11/01/26 ..... 5,780 6,087,109
Series 2019A , GO , 5.00% , 11/01/26 ..... 1,600 1,685,013
Series 2017C , GO , 5.00% , 10/01/27 ..... 1,500 1,613,539
Series 2020B , GO , 4.00% , 11/01/28 ..... 5,545 5,878,267
Series 2019A , GO , 5.00% , 11/01/28 ..... 2,500 2,752,685
Series 2014A , GO , 5.00% , 11/01/28 ..... 525 526,711
Series 2016A , GO , 4.00% , 12/01/30 ..... 10,000 10,008,021
Series 2021A , GO , 5.00% , 08/01/31 ..... 8,440 9,728,727
Series 2021A , GO , 4.00% , 08/01/32 ..... 2,445 2,616,396
Series 2016A , GO , 4.00% , 12/01/33 ..... 5,125 5,127,382
Series 2023A , GO , 4.00% , 08/01/41 ..... 14,000 14,319,803
Series 2023A , GO , 4.00% , 08/01/42 ..... 14,000 14,216,710
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/25 ..... 10,005 10,210,665
Series 2021A , GO , 5.00% , 07/01/26 ..... 3,490 3,645,691
Series 2017A , GO , 5.00% , 09/15/26 ..... 1,200 1,259,957
Series 2018A , GO , 5.00% , 07/15/27 ..... 1,530 1,637,941
Series 2021A , GO , 5.00% , 07/01/28 ..... 15,580 17,034,480
Series 2020A , GO , 5.00% , 07/15/28 ..... 3,235 3,539,956
Series 2018A , GO , 5.00% , 07/15/28 ..... 4,015 4,393,485
Series 2021A , GO , 5.00% , 07/01/29 ..... 12,150 13,556,421
Series 2018A , GO , 5.00% , 07/15/29 ..... 2,000 2,183,679
Series 2020B , GO , 5.00% , 09/15/29 ..... 1,000 1,120,224
Series 2023A , GO , 5.00% , 08/01/30 ..... 10,115 11,490,343
Series 2018A , GO , 5.00% , 07/15/31 ..... 11,000 11,871,828
Series 2023A , GO , 5.00% , 08/01/31 ..... 7,455 8,593,325
Series 2022A , GO , 5.00% , 07/01/32 ..... 15,785 18,427,734
Series 2023A , GO , 5.00% , 08/01/32 ..... 10,000 11,687,204
Series 2022A , GO , 5.00% , 07/01/33 ..... 9,200 10,687,318
Series 2023A , GO , 5.00% , 08/01/34 ..... 9,385 11,064,502
Series 2023A , GO , 5.00% , 08/01/35 ..... 8,055 9,447,768
Series 2024A , GO , 5.00% , 08/01/44 ..... 6,945 7,855,858
Maryland Stadium Authority, Series 2016, RB,
5.00%, 05/01/46 (ST INTERCEPT) ..... 38,750 40,309,160
Maryland State Transportation Authority
Series 2021A , RB , 5.00% , 07/01/26 ..... 8,535 8,916,094
Series 2024A , RB , 5.00% , 07/01/34 ..... 3,065 3,619,281
Series 2024A , RB , 5.00% , 07/01/36 ..... 4,200 4,902,760
Series 2024A , RB , 5.00% , 07/01/38 ..... 1,200 1,388,108
Series 2024A , RB , 5.00% , 07/01/40 ..... 4,000 4,549,085
Series 2024A , RB , 5.00% , 07/01/42 ..... 6,880 7,746,175
Series 2024A , RB , 5.00% , 07/01/43 ..... 3,250 3,637,612
Series 2020 , RB , 4.00% , 07/01/50 ...... 9,000 8,749,493
State of Maryland
Series 2021A , GO , 5.00% , 03/01/25 ..... 4,630 4,682,638
Series 2017 , GO , 5.00% , 03/15/25 ...... 6,790 6,873,397
Series 2016 , GO , 4.00% , 06/01/25 ...... 4,255 4,256,962
Series 2015B , GO , 4.00% , 08/01/25 ..... 3,970 4,021,549
Series 2017B , GO , 5.00% , 08/01/25 ..... 1,495 1,527,785
Series 2018A , GO , 5.00% , 03/15/26 ..... 6,085 6,315,033
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 6,500 6,537,302
Series 2018-2B , GO , 5.00% , 08/01/26 .... 4,905 5,137,114
Series 2021A , GO , 5.00% , 03/01/27 ..... 10,040 10,656,321
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 4,295 4,562,749
Series 2018A , GO , 5.00% , 03/15/27 ..... 1,355 1,439,470
Series 2015 , GO , 4.00% , 08/01/27 ...... 2,000 2,000,494
Series 2020-2B , GO , 5.00% , 08/01/27 .... 9,060 9,709,183
Series 2022-2C , GO , 4.00% , 03/01/28 ... 5,000 5,254,487
Series 2021A , GO , 5.00% , 03/01/28 ..... 8,800 9,553,078
Series 2019-1 , GO , 5.00% , 03/15/28 ..... 4,775 5,187,960
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,195 1,298,348
Series 2017A , GO , 5.00% , 08/01/28 ..... 5,000 5,332,775
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2021A , GO , 5.00% , 08/01/28 ..... USD 7,560 $ 8,280,552
Series 2A , GO , 5.00% , 08/01/28 ....... 7,660 8,390,083
Series 2022-2C , GO , 4.00% , 03/01/29 ... 4,210 4,474,730
Series 2018A , GO , 5.00% , 03/15/29 ..... 2,025 2,195,753
Series 2017 , GO , 5.00% , 03/15/29 ...... 7,880 8,322,464
Series 2019-1 , GO , 5.00% , 03/15/29 ..... 5,000 5,547,992
Series 2016 , GO , 4.00% , 06/01/29 ...... 6,130 6,131,313
Series 2022-2D , GO , 4.00% , 08/01/29 ... 4,500 4,807,246
Series 2015 , GO , 4.00% , 08/01/29 ...... 2,000 2,000,418
Series 2018-2 , GO , 5.00% , 08/01/29 ..... 2,905 3,174,721
Series 2A , GO , 5.00% , 08/01/29 ....... 12,000 13,417,513
Series 2017 , GO , 4.00% , 03/15/30 ...... 5,000 5,129,325
Series 2020A-1 , GO , 5.00% , 03/15/30 .... 1,185 1,338,321
Series 2022A , GO , 5.00% , 06/01/30 ..... 32,820 37,168,916
Series 2019-2A , GO , 5.00% , 08/01/30 .... 5,240 5,813,614
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 3,270 3,596,175
Series 2018A , GO , 5.00% , 03/15/31 ..... 3,000 3,220,527
Series 2019-2A , GO , 5.00% , 08/01/31 .... 5,570 6,162,493
Series 2018-2 , GO , 5.00% , 08/01/31 ..... 1,500 1,620,036
Series 2021A , GO , 5.00% , 08/01/31 ..... 3,100 3,571,229
Series 2019-1 , GO , 5.00% , 03/15/32 ..... 5,005 5,491,797
Series 2018-2 , GO , 4.00% , 08/01/32 ..... 4,000 4,130,950
Series 2018A , GO , 3.13% , 03/15/33 ..... 4,800 4,739,592
Series 2019-1 , GO , 4.00% , 03/15/33 ..... 1,200 1,250,743
Series 2023A , GO , 5.00% , 03/15/33 ..... 26,735 31,448,471
Series 2022A , GO , 5.00% , 06/01/33 ..... 6,065 7,032,736
Series 2020A , GO , 5.00% , 08/01/34 ..... 10,000 11,136,289
Series 2021A , GO , 5.00% , 08/01/34 ..... 7,000 7,978,266
Series 2022A , GO , 5.00% , 06/01/35 ..... 15,040 17,333,526
Series 2024-1A , GO , 5.00% , 06/01/35 .... 30,955 36,738,703
Series 2021A , GO , 4.00% , 08/01/35 ..... 5,000 5,295,699
Series 2020A , GO , 5.00% , 08/01/35 ..... 6,505 7,225,481
Series 2022A , GO , 5.00% , 06/01/36 ..... 8,965 10,282,617
Series 2021A , GO , 4.00% , 08/01/36 ..... 13,000 13,662,307
Series 2022A , GO , 5.00% , 06/01/37 ..... 1,880 2,149,434
Series 2023A , GO , 5.00% , 03/15/38 ..... 40,505 46,666,499
Series 2024-1A , GO , 5.00% , 06/01/38 .... 32,000 37,416,998
Series 2024-1A , GO , 5.00% , 06/01/39 .... 8,310 9,645,968
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/24 ...... 1,275 1,275,000
Series 2016 , RB , 5.00% , 11/01/24 ...... 4,505 4,518,614
Series 2016 , RB , 4.00% , 11/01/25 ...... 3,025 3,030,273
Series 2017 , RB , 5.00% , 09/01/26 ...... 10,960 11,491,102
Series 2021B , RB , 5.00% , 12/01/26 ..... 2,000 2,109,769
Series 2022B , RB , 5.00% , 12/01/26 ..... 1,570 1,656,169
Series 2017 , RB , 5.00% , 09/01/27 ...... 7,030 7,537,106
Series 2018 , RB , 5.00% , 10/01/27 ...... 5,030 5,278,251
Series 2021A , RB , 5.00% , 10/01/27 ..... 3,015 3,238,266
Series 2019 , RB , 5.00% , 10/01/27 ...... 1,175 1,262,011
Series 2020 , RB , 5.00% , 10/01/27 ...... 5,130 5,509,886
Series 2017 , RB , 5.00% , 09/01/28 ...... 3,060 3,267,235
Series 2019 , RB , 5.00% , 10/01/28 ...... 7,000 7,486,536
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,125 1,238,315
Series 2018 , RB , 5.00% , 10/01/29 ...... 1,810 1,889,317
Series 2021A , RB , 5.00% , 10/01/29 ..... 10,000 11,178,580
Series 2017 , RB , 5.00% , 09/01/30 ...... 1,045 1,111,546
Series 2019 , RB , 3.00% , 10/01/34 ...... 4,180 3,990,865
Series 2020 , RB , 5.00% , 10/01/34 ...... 2,090 2,326,177
Washington Suburban Sanitary Commission
Series 2021 , RB , 2.13% , 06/01/37 ( GTD ) .. 10,740 8,738,563
Series 2021 , RB , 2.13% , 06/01/38 ( GTD ) .. 10,970 8,750,768
Series 2024 , RB , 4.00% , 06/01/47 ( GTD ) .. 10,685 10,702,633
Series 2024 , RB , 4.00% , 06/01/48 ( GTD ) .. 3,200 3,200,915

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2023 , RB , 4.00% , 06/01/49 ( GTD ) .. USD 3,300 $ 3,292,884
1,034,641,204
Massachusetts — 4.9%
City of Boston
Series 2022A , GO , 5.00% , 11/01/35 ..... 4,565 5,367,962
Series 2023A , GO , 5.00% , 11/01/35 ..... 5,160 6,166,289
Series 2022A , GO , 5.00% , 11/01/41 ..... 13,170 14,997,349
Commonwealth of Massachusetts
Series 2021A , GO , 5.00% , 09/01/24 ..... 1,930 1,930,000
Series 2006B , GO , 5.25% , 09/01/24 ( AGM ) 2,135 2,135,000
Series 2016H , GO , 5.00% , 12/01/24 ..... 1,245 1,251,515
Series 2019A , GO , 5.00% , 01/01/25 ..... 4,525 4,557,632
Series 2019C , GO , 5.00% , 05/01/25 ..... 2,500 2,538,485
Series 2017D , GO , 5.00% , 07/01/25 ..... 2,880 2,937,282
Series 2020B , GO , 5.00% , 07/01/25 ..... 2,500 2,549,724
Series A , GO , 5.00% , 07/01/25 ........ 1,380 1,407,448
Series C , GO , 5.00% , 08/01/25 ........ 1,425 1,456,770
Series 2006B , GO , 5.25% , 09/01/25 ( AGM ) 1,080 1,109,699
Series 2016C , GO , 5.00% , 10/01/25 ..... 5,020 5,154,749
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 2,150 2,212,210
Series 2016C , GO , 5.00% , 04/01/26 ..... 5,230 5,435,968
Series 2019C , GO , 5.00% , 05/01/26 ..... 10,000 10,409,927
Series 2016A , GO , 5.00% , 07/01/26 ..... 1,070 1,118,363
Series 2017D , GO , 5.00% , 07/01/26 ..... 9,080 9,490,411
Series A , GO , 5.00% , 07/01/26 ........ 8,375 8,753,546
Series C , GO , 5.00% , 10/01/26 ........ 9,590 10,081,746
Series 2017E , GO , 5.00% , 11/01/26 ..... 2,180 2,296,250
Series 2016H , GO , 5.00% , 12/01/26 ..... 5,075 5,356,069
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,105 1,181,855
Series 2017D , GO , 5.00% , 07/01/27 ..... 4,065 4,347,729
Series 2021A , GO , 5.00% , 09/01/27 ..... 5,000 5,368,488
Series C , GO , 5.00% , 10/01/27 ........ 1,250 1,344,573
Series 2017E , GO , 5.00% , 11/01/27 ..... 4,890 5,269,568
Series 2019E , GO , 3.00% , 12/01/27 ..... 1,905 1,920,065
Series 2024A , GO , 5.00% , 01/01/28 ..... 2,920 3,159,192
Series 2017D , GO , 5.00% , 07/01/28 ..... 2,600 2,843,617
Series 2016A , GO , 5.00% , 07/01/28 ..... 12,980 13,517,611
Series 2018B , GO , 5.00% , 07/01/28 ..... 5,000 5,468,493
Series 2021A , GO , 5.00% , 09/01/28 ..... 2,000 2,195,257
Series 2020A , GO , 5.00% , 03/01/29 ..... 5,005 5,546,669
Series 2023A , GO , 5.00% , 05/01/29 ..... 1,000 1,111,958
Series 2018B , GO , 5.00% , 07/01/29 ..... 3,500 3,904,964
Series 2020D , GO , 5.00% , 07/01/30 ..... 1,505 1,707,373
Series 2004A , GO , 5.50% , 08/01/30
( AMBAC ) ..................... 6,400 7,312,473
Series 2020E , GO , 5.00% , 11/01/30 ..... 1,600 1,824,328
Series 2020D , GO , 5.00% , 07/01/31 ..... 5,005 5,618,970
Series 2021C , GO , 5.00% , 09/01/31 ..... 5,000 5,752,557
Series 2022A , GO , 5.00% , 10/01/31 ..... 10,000 11,518,387
Series 2022D , GO , 5.00% , 11/01/31 ..... 13,370 15,417,769
Series 2020B , GO , 4.00% , 03/01/32 ..... 16,455 17,355,709
Series 2020B , GO , 5.00% , 07/01/32 ..... 8,280 9,266,625
Series 2020E , GO , 5.00% , 11/01/32 ..... 1,500 1,686,894
Series 2016B , GO , 5.00% , 07/01/33 ..... 2,080 2,151,643
Series 2019G , GO , 5.00% , 09/01/33 ..... 5,035 5,036,720
Series 2020E , GO , 5.00% , 11/01/33 ..... 2,000 2,245,228
Series 2024B , GO , 5.00% , 11/01/33 ..... 10,000 11,813,012
Series 2018A , GO , 5.00% , 01/01/34 ..... 2,500 2,655,198
Series 2024A , GO , 5.00% , 01/01/34 ..... 5,000 5,918,200
Series 2023B , GO , 5.00% , 05/01/34 ..... 5,000 5,854,872
Series 2023B , GO , 5.00% , 05/01/35 ..... 5,000 5,835,388
Series 2023B , GO , 5.00% , 05/01/36 ..... 1,025 1,189,320
Series A , GO , 5.00% , 07/01/36 ........ 2,500 2,534,984
Series 2016J , GO , 5.00% , 12/01/36 ..... 13,710 14,230,603
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2024A , GO , 5.00% , 01/01/37 ..... USD 3,060 $ 3,572,680
Series 2020D , GO , 5.00% , 07/01/37 ..... 6,025 6,633,309
Series 2018E , GO , 5.00% , 09/01/37 ..... 4,000 4,265,011
Series 2016J , GO , 5.00% , 12/01/37 ..... 8,845 9,171,570
Series 2018A , GO , 5.00% , 01/01/38 ..... 1,000 1,056,538
Series 2019A , GO , 5.00% , 01/01/38 ..... 5,000 5,372,502
Series 2024A , GO , 5.00% , 03/01/38 ..... 2,500 2,908,927
Series 2023A , GO , 5.00% , 05/01/38 ..... 800 919,940
Series 2020D , GO , 5.00% , 07/01/38 ..... 2,000 2,197,534
Series 2018E , GO , 5.00% , 09/01/38 ..... 16,500 17,577,057
Series 2017F , GO , 5.00% , 11/01/38 ..... 4,870 5,115,366
Series 2024B , GO , 5.00% , 11/01/38 ..... 3,295 3,826,997
Series 2018A , GO , 5.00% , 01/01/39 ..... 8,710 9,153,464
Series 2023B , GO , 5.00% , 05/01/39 ..... 1,000 1,141,817
Series 2015E , GO , 4.00% , 09/01/39 ..... 5,500 5,504,328
Series 2017F , GO , 5.00% , 11/01/39 ..... 12,150 12,720,638
Series 2022B , GO , 4.00% , 02/01/40 ..... 5,000 5,120,189
Series 2024A , GO , 5.00% , 03/01/40 ..... 10,000 11,466,610
Series 2018D , GO , 4.00% , 05/01/40 ..... 5,000 5,025,721
Series 2023A , GO , 5.00% , 05/01/40 ..... 1,000 1,135,441
Series 2020D , GO , 5.00% , 07/01/40 ..... 1,500 1,630,243
Series 2024A , GO , 5.00% , 01/01/41 ..... 2,000 2,275,472
Series 2017D , GO , 4.00% , 02/01/41 ..... 3,000 3,009,229
Series 2023C , GO , 5.00% , 08/01/41 ..... 5,000 5,662,235
Series 2024B , GO , 5.00% , 11/01/41 ..... 3,000 3,425,791
Series 2018A , GO , 5.00% , 01/01/42 ..... 3,795 3,963,161
Series 2024A , GO , 5.00% , 03/01/42 ..... 18,570 21,021,322
Series A , GO , 5.25% , 04/01/42 ........ 6,590 6,875,982
Series 2024B , GO , 5.00% , 05/01/42 ..... 3,000 3,401,776
Series 2016G , GO , 4.00% , 09/01/42 ..... 5,000 4,984,583
Series 2022E , GO , 5.00% , 11/01/42 ..... 4,985 5,562,505
Series 2017F , GO , 5.00% , 11/01/42 ..... 2,500 2,601,736
Series 2018A , GO , 5.00% , 01/01/43 ..... 2,000 2,085,110
Series 2017F , GO , 5.00% , 11/01/43 ..... 8,665 9,003,161
Series 2019C , GO , 5.00% , 05/01/44 ..... 2,000 2,117,431
Series 2023B , GO , 5.00% , 05/01/44 ..... 3,000 3,331,545
Series 2022E , GO , 5.00% , 11/01/44 ..... 25,000 27,568,970
Series 2024B , GO , 5.00% , 05/01/45 ..... 5,000 5,578,700
Series 2017F , GO , 5.00% , 11/01/45 ..... 10,825 11,217,015
Series 2022E , GO , 5.00% , 11/01/45 ..... 8,000 8,790,154
Series 2020E , GO , 5.00% , 11/01/45 ..... 7,330 7,882,848
Series 2016E , GO , 4.00% , 04/01/46 ..... 8,415 8,257,172
Series 2024B , GO , 5.00% , 05/01/46 ..... 10,000 11,114,423
Series 2023C , GO , 5.00% , 10/01/46 ..... 14,850 16,396,506
Series 2020C , GO , 3.00% , 03/01/47 ..... 3,500 2,877,684
Series B , GO , 5.00% , 04/01/47 ........ 5,000 5,139,710
Series A , GO , 5.00% , 04/01/47 ........ 6,015 6,183,071
Series 2024B , GO , 5.00% , 05/01/47 ..... 5,200 5,758,176
Series 2022E , GO , 5.00% , 11/01/47 ..... 10,000 10,923,018
Series 2018A , GO , 5.00% , 01/01/48 ..... 3,090 3,201,134
Series 2023A , GO , 5.00% , 05/01/48 ..... 36,195 39,578,016
Series 2021D , GO , 5.00% , 09/01/48 ..... 2,500 2,688,035
Series 2024A , GO , 5.00% , 01/01/49 ..... 26,295 28,851,132
Series 2019A , GO , 5.00% , 01/01/49 ..... 2,500 2,617,088
Series 2024B , GO , 5.00% , 05/01/49 ..... 9,800 10,780,990
Series 2023C , GO , 5.00% , 10/01/49 ..... 8,025 8,781,240
Series 2020C , GO , 2.75% , 03/01/50 ..... 3,500 2,664,967
Series 2020E , GO , 5.00% , 11/01/50 ..... 9,765 10,383,458
Series 2021D , GO , 5.00% , 09/01/51 ..... 30,000 32,088,579
Series 2022C , GO , 5.00% , 10/01/52 ..... 29,280 31,607,019
Series 2022E , GO , 5.00% , 11/01/52 ..... 65,020 70,231,574
Series 2023A , GO , 5.00% , 05/01/53 ..... 18,000 19,517,857
Series 2024B , GO , 5.00% , 05/01/54 ..... 46,705 50,943,722

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note, Series
2014A, RB, 5.00%, 06/15/27 ......... USD 2,025 $ 2,028,043
Commonwealth of Massachusetts Transportation
Fund
Series 2015A , RB , 5.00% , 06/01/40 ..... 10,840 10,946,163
Series 2016A , RB , 5.00% , 06/01/41 ..... 9,135 9,343,588
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,600 5,806,656
Series 2017A , RB , 5.00% , 06/01/43 ..... 11,730 12,217,309
Series 2014A , RB , 5.00% , 06/01/44 ..... 2,000 2,001,004
Series 2015A , RB , 4.00% , 06/01/45 ..... 2,500 2,433,707
Series 2017A , RB , 5.00% , 06/01/47 ..... 3,850 3,969,139
Series 2023B , RB , 5.00% , 06/01/47 ..... 6,250 6,886,452
Series 2023B , RB , 5.00% , 06/01/48 ..... 5,000 5,494,604
Series 2023B , RB , 5.00% , 06/01/49 ..... 19,050 20,893,059
Series 2023B , RB , 5.00% , 06/01/50 ..... 35,620 39,008,570
Series 2021A , RB , 5.00% , 06/01/51 ..... 5,000 5,316,061
Series 2023A , RB , 5.00% , 06/01/53 ..... 16,205 17,657,848
Massachusetts Bay Transportation Authority,
Series 2000A, Sub-Series A-1, RB, VRDN (TD
Bank NA LIQ), 2.80%, 09/04/24
(b)
....... 2,560 2,560,000
Massachusetts Bay Transportation Authority
Assessment
Series 2022A-1 , RB , 5.00% , 07/01/36 .... 1,885 2,155,089
Series 2022A-1 , RB , 5.00% , 07/01/38 .... 4,485 5,079,115
Series 2022A-2 , RB , 5.00% , 07/01/52 .... 5,320 5,735,182
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/25 ..... 1,550 1,581,214
Series 2021A-1 , RB , 4.00% , 07/01/37 .... 1,500 1,567,160
Series 2024A , RB , 5.00% , 07/01/38 ..... 7,000 8,130,741
Series 2024A , RB , 5.00% , 07/01/43 ..... 2,500 2,809,620
Series 2020B-1 , RB , 5.00% , 07/01/45 .... 2,360 2,470,828
Series 2024A , RB , 5.00% , 07/01/46 ..... 3,500 3,883,430
Series 2024A , RB , 5.00% , 07/01/48 ..... 10,000 11,013,319
Series 2020B-1 , RB , 5.00% , 07/01/50 .... 2,500 2,598,120
Series 2024A , RB , 5.25% , 07/01/52 ..... 30,395 33,991,431
Series 2024B , RB , 5.25% , 07/01/54 ..... 10,000 11,131,883
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/26 ...... 2,050 2,147,794
Series 25B , RB , 5.00% , 02/01/41 ....... 600 680,783
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(a)
.................... 1,265 1,149,485
Massachusetts Development Finance Agency
Series 2020A , RB , 5.00% , 10/15/26 ..... 5,195 5,470,059
Series 2016A , RB , 5.00% , 07/15/28 ..... 7,090 7,397,197
Series 2020A , RB , 5.00% , 10/15/29 ..... 5,005 5,615,112
Series 2020A , RB , 5.00% , 10/15/30 ..... 6,020 6,875,428
Series 2022B , RB , 5.00% , 11/15/32 ..... 8,500 10,023,374
Series 2024B , RB , 5.00% , 02/15/34 ..... 25,905 31,095,448
Series 2016A , RB , 4.00% , 07/15/36 ..... 1,290 1,306,356
Series 2016A , RB , 5.00% , 07/15/36 ..... 1,490 1,829,591
Series 2016A , RB , 5.00% , 07/15/40 ..... 8,000 9,708,505
Series 2015 , RB , 5.00% , 01/01/41 ...... 1,000 1,002,094
Series 2008U-6E-R , RB , VRDN ( TD Bank NA
LOC ), 3.80% , 09/03/24
(b)
........... 18,000 18,000,000
Series BB-1 , RB , 5.00% , 10/01/46 ...... 1,750 1,808,156
Series 2016A , RB , 5.00% , 01/01/47 ..... 1,500 1,513,646
Series 2020P , RB , 5.00% , 07/01/50 ..... 10,000 12,049,646
Massachusetts Health & Educational Facilities
Authority
Series 2001J-2 , RB , VRDN 3.15% , 09/03/24
(b)
30,000 30,000,000
Series 2002K , RB , 5.50% , 07/01/32 ..... 1,715 2,061,457
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts School Building Authority
Series 2015C , RB , 4.00% , 08/15/32 ..... USD 26,555 $ 26,685,736
Series 2016C , RB , 4.00% , 11/15/35 ..... 5,500 5,554,433
Series 2015C , RB , 4.00% , 08/15/36 ..... 1,000 1,000,286
Series 2015C , RB , 5.00% , 08/15/37 ..... 13,200 13,393,397
Series D , RB , 5.00% , 08/15/37 ......... 18,000 18,263,723
Series 2016B , RB , 5.00% , 11/15/39 ..... 3,000 3,095,086
Series 2018A , RB , 4.00% , 02/15/43 ..... 4,000 3,984,799
Series 2015B , RB , 4.00% , 01/15/45 ..... 2,000 1,955,648
Series 2016B , RB , 5.00% , 11/15/46 ..... 17,385 17,790,084
Series 2018A , RB , 5.25% , 02/15/48 ..... 19,360 20,376,574
Series 2019A , RB , 5.00% , 02/15/49 ..... 14,340 14,864,972
Series 2020A , RB , 5.00% , 08/15/50 ..... 10,870 11,543,678
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2019A , RB , 5.00% , 01/01/26 ..... 8,565 8,848,999
Series 2018A , RB , 5.00% , 01/01/29 ..... 3,985 4,402,805
Series 2019A , RB , 5.00% , 01/01/31 ..... 1,530 1,673,409
Series 2019A , RB , 5.00% , 01/01/34 ..... 4,500 4,876,677
Series 2022A-1 , RB , VRDN ( TD Bank NA
SBPA ), 2.90% , 09/05/24
(b)
.......... 25,800 25,800,000
Massachusetts Water Resources Authority
Series 2020B , RB , 5.00% , 08/01/25 ..... 1,960 2,003,519
Series B , RB , 5.25% , 08/01/28 ( AGM ) .... 1,000 1,106,118
Series B , RB , 5.25% , 08/01/30 ( AGM ) .... 3,325 3,832,159
Series B , RB , 5.25% , 08/01/31 ( AGM ) .... 800 937,447
Series 2016C , RB , 5.00% , 08/01/32 ..... 11,485 12,027,284
Series 2016C , RB , 5.00% , 08/01/34 ..... 13,630 14,273,564
Series 2016C , RB , 5.00% , 08/01/35 ..... 15,375 16,100,957
Series B , RB , 5.25% , 08/01/36 ( AGM ) .... 5,000 6,208,171
Series 2018B , RB , 5.00% , 08/01/43 ..... 3,785 3,980,935
University of Massachusetts Building Authority
Series 1 , RB , 5.00% , 11/01/39 ......... 6,750 6,763,174
Series 2015-1 , RB , 5.00% , 11/01/40 ..... 25,110 25,494,796
Series 2017-1 , RB , 4.00% , 11/01/44 ..... 2,145 2,145,515
Series 1 , RB , 5.00% , 11/01/44 ......... 2,770 2,778,573
Series 2015-1 , RB , 4.00% , 11/01/45 ..... 2,500 2,484,385
Series 2024-1 , RB , 5.00% , 11/01/50 ..... 7,735 8,503,380
Series 2024-1 , RB , 5.00% , 11/01/51 ..... 8,130 8,923,929
Series 2024-1 , RB , 5.00% , 11/01/54 ..... 25,185 27,516,768
1,656,914,311
Michigan — 0.7%
Great Lakes Water Authority Sewage Disposal
System
Series 2018B , RB , 5.00% , 07/01/28 ..... 2,000 2,173,928
Series B , RB , 5.00% , 07/01/34 ......... 2,000 2,064,233
Series 2023A , RB , 5.00% , 07/01/37 ..... 1,000 1,146,851
Series 2023A , RB , 5.00% , 07/01/38 ..... 1,000 1,141,710
Great Lakes Water Authority Water Supply
System
Series D , RB , 5.00% , 07/01/30 ......... 2,500 2,583,524
Series 2024A , RB , 5.00% , 07/01/34 ..... 5,500 6,433,767
Series D , RB , 5.00% , 07/01/36 ......... 9,500 9,746,344
Series A , RB , 5.00% , 07/01/46 ......... 3,000 3,062,872
Series 2022A , RB , 5.25% , 07/01/47 ..... 18,090 20,060,947
Series 2022A , RB , 5.25% , 07/01/52 ..... 5,000 5,421,124
Lansing Board of Water & Light
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,500 1,584,313
Series 2019A , RB , 5.00% , 07/01/48 ..... 16,300 17,140,320
Series 2024A , RB , 5.00% , 07/01/54 ..... 35,000 37,877,959
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/27 ..... 5,020 5,248,077
Series 2016B , RB , 5.00% , 10/01/28 ..... 7,995 8,368,154
Series 2015C , RB , 5.00% , 07/01/34 ..... 2,600 2,636,896

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2018 , RB , 4.00% , 11/01/48 ...... USD 2,000 $ 1,911,708
Michigan State Building Authority
Series 2015I , RB , 5.00% , 04/15/28 ...... 3,000 3,066,208
Series 2023II , RB , 5.00% , 10/15/29 ..... 5,000 5,568,794
Series 2016I , RB , 5.00% , 10/15/30 ...... 3,000 3,124,101
Series 2015I , RB , 5.00% , 04/15/31 ...... 11,570 11,788,063
Series 2015I , RB , 5.00% , 04/15/38 ...... 3,000 3,043,362
Series 2016I , RB , 5.00% , 04/15/41 ...... 1,000 1,026,714
Series 2020I , RB , 3.00% , 10/15/45 ...... 3,000 2,469,076
Series 2021I , RB , 4.00% , 10/15/46 ...... 5,000 4,905,515
Series 2022I , RB , 5.00% , 10/15/47 ...... 3,500 3,768,098
Series 2019I , RB , 4.00% , 10/15/49 ...... 18,210 17,644,274
Series 2015I , RB , 5.00% , 10/15/50 ...... 7,250 7,311,470
Series 2021I , RB , 3.00% , 10/15/51 ...... 4,455 3,483,609
Series 2016I , RB , 5.00% , 10/15/51 ...... 2,500 2,547,583
Series 2022I , RB , 4.00% , 10/15/52 ...... 4,000 3,842,411
Series 2019I , RB , 4.00% , 04/15/54 ...... 10,880 10,429,719
Series 2024II , RB , 5.25% , 10/15/54 ..... 7,500 8,306,213
Michigan State University
Series 2023A , RB , 5.00% , 02/15/32 ..... 6,750 7,786,855
Series 2019C , RB , 4.00% , 02/15/44 ..... 7,320 7,217,475
Series 2019B , RB , 5.00% , 02/15/44 ..... 6,005 6,320,028
Series 2019B , RB , 5.00% , 02/15/48 ..... 6,660 6,971,502
Series 2024A , RB , 5.00% , 08/15/49 ..... 9,975 10,904,616
Series 2024A , RB , 5.25% , 08/15/54 ..... 28,830 31,855,737
State of Michigan
Series 2016 , RB , 5.00% , 03/15/25 ...... 2,265 2,290,048
Series 2016 , RB , 5.00% , 03/15/26 ...... 6,320 6,542,466
Series 2016 , RB , 5.00% , 03/15/27 ...... 470 497,900
Series 2020A , GO , 5.00% , 05/15/30 ..... 1,105 1,245,723
Series 2020A , GO , 5.00% , 05/15/33 ..... 2,105 2,353,812
State of Michigan Trunk Line
Series 2021A , RB , 5.00% , 11/15/25 ..... 1,975 2,030,295
Series 2020B , RB , 5.00% , 11/15/27 ..... 1,245 1,341,720
Series 2020B , RB , 5.00% , 11/15/28 ..... 2,010 2,210,104
Series 2021A , RB , 5.00% , 11/15/32 ..... 1,000 1,141,508
Series 2023 , RB , 5.00% , 11/15/34 ...... 1,500 1,758,637
Series 2023 , RB , 5.00% , 11/15/36 ...... 1,000 1,161,053
Series 2020B , RB , 4.00% , 11/15/37 ..... 2,000 2,059,800
Series 2021A , RB , 4.00% , 11/15/38 ..... 2,000 2,053,265
Series 2023 , RB , 5.00% , 11/15/38 ...... 1,320 1,518,682
Series 2020B , RB , 4.00% , 11/15/39 ..... 2,000 2,035,397
Series 2021A , RB , 4.00% , 11/15/39 ..... 6,905 7,040,119
Series 2021A , RB , 4.00% , 11/15/40 ..... 10,000 10,128,911
Series 2023 , RB , 5.00% , 11/15/41 ...... 3,000 3,396,699
Series 2023 , RB , 5.00% , 11/15/43 ...... 3,000 3,357,478
Series 2021A , RB , 4.00% , 11/15/44 ..... 2,000 1,975,471
Series 2023 , RB , 5.50% , 11/15/44 ...... 3,000 3,459,556
Series 2020B , RB , 4.00% , 11/15/45 ..... 25,200 24,725,255
Series 2020B , RB , 5.00% , 11/15/45 ..... 22,820 24,558,891
Series 2023 , RB , 5.00% , 11/15/46 ...... 8,000 8,858,625
Series 2023 , RB , 5.25% , 11/15/49 ...... 1,050 1,174,151
University of Michigan
Series 2012-A , RB , VRDN 2.84% , 09/05/24
(b)
18,985 18,985,000
Series 2012B , RB , VRDN 3.65% , 09/03/24
(b)
6,500 6,500,000
Series 2017A , RB , 5.00% , 04/01/42 ..... 2,500 2,651,125
Series 2015 , RB , 5.00% , 04/01/46 ...... 9,320 9,662,716
Series 2017A , RB , 5.00% , 04/01/47 ..... 4,695 4,978,813
Series 2020A , RB , 5.00% , 04/01/50 ..... 4,675 4,984,744
Wayne County Airport Authority, Series 2021A,
RB, 5.00%, 12/01/46 .............. 3,750 4,046,722
462,708,836
Security
Par (000)
Par (000) Value
Minnesota — 1.4%
County of Hennepin
Series 2016C , GO , 5.00% , 12/01/25 ..... USD 5,100 $ 5,248,502
Series 2023A , GO , 5.00% , 12/01/28 ..... 1,285 1,416,554
Series 2023A , GO , 5.00% , 12/01/30 ..... 3,615 4,119,553
Series 2023A , GO , 5.00% , 12/01/31 ..... 3,995 4,611,264
Series 2023A , GO , 5.00% , 12/01/32 ..... 3,910 4,570,416
Series 2023A , GO , 5.00% , 12/01/33 ..... 4,500 5,323,925
Series 2023A , GO , 5.00% , 12/01/34 ..... 2,980 3,501,524
Series 2023A , GO , 5.00% , 12/01/35 ..... 5,225 6,112,220
Series 2023A , GO , 5.00% , 12/01/36 ..... 5,490 6,388,215
Metropolitan Council
Series 2021C , GO , 5.00% , 12/01/27 ..... 12,500 13,481,340
Series 2021C , GO , 5.00% , 12/01/28 ..... 2,500 2,753,820
Series 2021C , GO , 5.00% , 12/01/29 ..... 10,000 11,223,419
Minneapolis-St Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/25 ......... 1,300 1,308,813
Series A , RB , 5.00% , 01/01/26 ......... 1,250 1,288,608
Series 2016C , RB , 5.00% , 01/01/41 ..... 1,500 1,546,622
Series 2016C , RB , 5.00% , 01/01/46 ..... 4,000 4,098,405
Series 2024A , RB , 5.00% , 01/01/52 ..... 7,500 8,033,087
Series 2024A , RB , 4.00% , 01/01/54 ..... 5,640 5,409,406
Minnesota Public Facilities Authority State
Revolving Fund
Series 2023A , RB , 5.00% , 03/01/28 ..... 16,000 17,322,189
Series 2023B , RB , 5.00% , 03/01/29 ..... 10,000 11,049,432
Series 2016A , RB , 5.00% , 03/01/34 ..... 9,150 9,440,819
Series 2023A , RB , 5.00% , 03/01/35 ..... 13,575 15,788,738
State of Minnesota
Series 2017D , GO , 5.00% , 10/01/24 ..... 3,430 3,435,049
Series 2015D , GO , 5.00% , 08/01/25 ..... 1,140 1,164,792
Series 2016D , GO , 5.00% , 08/01/25 ..... 2,510 2,564,587
Series 2018A , GO , 5.00% , 08/01/25 ..... 3,000 3,065,234
Series 2021A , GO , 5.00% , 09/01/25 ..... 5,660 5,796,761
Series 2021B , GO , 5.00% , 09/01/25 ..... 3,000 3,072,488
Series 2022A , RB , 5.00% , 03/01/26 ..... 17,545 18,165,049
Series 2016D , GO , 5.00% , 08/01/26 ..... 4,385 4,589,991
Series 2017A , GO , 5.00% , 10/01/26 ..... 8,200 8,616,499
Series 2017D , GO , 5.00% , 10/01/26 ..... 3,080 3,236,441
Series 2016D , GO , 5.00% , 08/01/27 ..... 6,870 7,172,496
Series 2018A , GO , 5.00% , 08/01/27 ..... 6,360 6,813,049
Series 2023E , GO , 5.00% , 08/01/27 ..... 25,075 26,861,195
Series 2021A , GO , 5.00% , 09/01/27 ..... 5,655 6,069,506
Series 2019A , GO , 5.00% , 08/01/28 ..... 3,265 3,573,099
Series 2019A , GO , 5.00% , 08/01/29 ..... 10,000 11,169,377
Series 2021A , GO , 5.00% , 09/01/29 ..... 8,540 9,554,557
Series 2023D , GO , 5.00% , 08/01/30 ..... 22,560 25,608,657
Series 2019A , GO , 5.00% , 08/01/30 ..... 1,000 1,104,486
Series 2023E , GO , 5.00% , 08/01/31 ..... 9,420 10,836,360
Series 2021A , GO , 5.00% , 09/01/31 ..... 2,785 3,207,410
Series 2017A , GO , 5.00% , 10/01/31 ..... 5,000 5,325,566
Series 2023D , GO , 5.00% , 08/01/32 ..... 15,010 17,479,327
Series 2023E , GO , 5.00% , 08/01/32 ..... 6,955 8,099,182
Series 2021A , GO , 4.00% , 09/01/34 ..... 13,765 14,698,043
Series 2020A , GO , 5.00% , 08/01/35 ..... 6,000 6,725,654
Series 2019A , GO , 5.00% , 08/01/35 ..... 5,000 5,463,511
Series 2018A , GO , 5.00% , 08/01/36 ..... 4,430 4,751,832
Series 2021A , GO , 4.00% , 09/01/36 ..... 7,265 7,728,040
Series 2021A , GO , 4.00% , 09/01/37 ..... 10,540 11,151,282
Series 2020A , GO , 5.00% , 08/01/38 ..... 5,000 5,529,194
Series 2021A , GO , 4.00% , 09/01/39 ..... 2,000 2,089,137
Series 2023A , GO , 5.00% , 08/01/40 ..... 7,255 8,272,641
Series 2024A , GO , 5.00% , 08/01/42 ..... 12,755 14,555,181

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2023 , COP , 5.00% , 11/01/42 ..... USD 11,120 $ 12,456,901
434,039,445
Mississippi — 0.2%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 3,590 3,673,223
Series 2015C , GO , 5.00% , 10/01/27 ..... 3,440 3,525,833
Series 2017A , GO , 5.00% , 10/01/27 ..... 1,155 1,240,370
Series 2017A , GO , 5.00% , 10/01/28 ..... 1,650 1,764,444
Series 2015F , GO , 5.00% , 11/01/28 ..... 3,065 3,149,217
Series 2017A , GO , 5.00% , 10/01/29 ..... 6,500 6,929,131
Series 2017A , GO , 5.00% , 10/01/31 ..... 1,000 1,074,907
Series 2017A , GO , 5.00% , 10/01/32 ..... 1,355 1,456,499
Series 2015F , GO , 5.00% , 11/01/32 ..... 4,700 4,829,142
Series 2017A , GO , 5.00% , 10/01/34 ..... 14,060 15,113,194
Series 2016B , GO , 5.00% , 12/01/34 ..... 2,000 2,111,917
Series 2017A , GO , 4.00% , 10/01/35 ..... 5,000 5,079,048
Series 2021A , GO , 4.00% , 06/01/36 ..... 1,000 1,029,588
Series 2017A , GO , 4.00% , 10/01/36 ..... 4,145 4,198,752
Series 2021C , GO , 5.00% , 10/01/36 ..... 3,250 3,473,093
Series 2021A , GO , 4.00% , 06/01/37 ..... 4,160 4,272,372
Series 2019B , GO , 4.00% , 10/01/39 ..... 1,760 1,775,641
Series 2021C , GO , 4.00% , 10/01/41 ..... 2,205 2,208,929
West Rankin Utility Authority, Series 2018, RB,
5.00%, 01/01/48 (AGM) ............ 13,500 14,550,091
81,455,391
Missouri — 0.6%
City of Kansas City Sanitary Sewer System,
Series 2018A, RB, 4.00%, 01/01/42 ..... 1,000 981,793
City of Springfield, Series 2015, RB,
4.00%, 08/01/31 ................. 2,000 2,004,131
City of St. Louis, Series 2024A, RB,
5.25%, 07/01/54 (AGM) ............ 6,980 7,686,003
Metropolitan St Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/42 ..... 2,000 2,057,811
Series 2015B , RB , 5.00% , 05/01/45 ..... 4,200 4,249,918
Series 2017A , RB , 5.00% , 05/01/47 ..... 3,775 3,869,437
Missouri Highway & Transportation Commission
Series 2023A , RB , 5.00% , 05/01/25 ..... 12,500 12,689,948
Series 2023A , RB , 5.00% , 05/01/26 ..... 12,505 13,011,377
Series A , RB , 5.00% , 05/01/26 ......... 14,205 14,780,217
Series 2022A , RB , 5.00% , 05/01/28 ..... 15,000 16,300,565
Series 2022A , RB , 5.00% , 05/01/29 ..... 15,000 16,627,577
Series 2022A , RB , 5.00% , 05/01/30 ..... 15,025 16,930,609
Missouri Joint Municipal Electric Utility
Commission, Series 2016A, RB,
5.00%, 12/01/40 ................. 9,460 9,660,612
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 5,000 5,264,041
126,114,039
Nebraska — 0.5%
Nebraska Public Power District
Series 2023A , RB , 5.00% , 07/01/28 ..... 3,270 3,522,070
Series 2021D , RB , 4.00% , 01/01/44 ..... 3,625 3,591,276
Omaha Public Power District
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,500 1,647,558
Series 2019A , RB , 5.00% , 02/01/31 ..... 3,650 3,992,693
Series 2023B , RB , 5.00% , 02/01/34 ..... 7,500 8,731,769
Series 2021A , RB , 3.00% , 02/01/41 ..... 1,000 884,501
Series 2017A , RB , 5.00% , 02/01/42 ..... 15,575 16,191,960
Series 2021B , RB , 4.00% , 02/01/46 ..... 3,000 2,989,588
Series 2021A , RB , 5.00% , 02/01/46 ..... 13,330 14,159,071
Series 2022A , RB , 4.25% , 02/01/47 ..... 2,500 2,522,531
Security
Par (000)
Par (000) Value
Nebraska (continued)
Series 2022A , RB , 5.00% , 02/01/47 ..... USD 36,730 $ 39,612,471
Series 2023B , RB , 5.25% , 02/01/48 ..... 13,560 15,006,129
Series 2021A , RB , 4.00% , 02/01/51 ..... 1,500 1,444,748
Series 2022A , RB , 5.25% , 02/01/52 ..... 21,635 23,598,190
Series 2023A , RB , 5.25% , 02/01/53 ..... 9,750 10,712,738
Series 2023B , RB , 5.25% , 02/01/53 ..... 5,000 5,493,712
Omaha Public Power District Nebraska
City Station Unit 2, Series 2016A, RB,
5.00%, 02/01/49 ................. 9,815 10,042,521
University of Nebraska Facilities Corp. (The)
Series 2021B , RB , 5.00% , 07/15/51 ..... 3,000 3,189,412
Series 2021A , RB , 4.00% , 07/15/59 ..... 3,500 3,382,859
170,715,797
Nevada — 0.7%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/25 ..... 3,050 3,101,928
Series 2015C , GO , 5.00% , 06/15/26 ..... 4,715 4,845,663
Series 2018B , GO , 5.00% , 06/15/26 ..... 5,250 5,465,791
Series 2015C , GO , 5.00% , 06/15/27 ..... 6,700 6,877,938
Series 2015D , GO , 5.00% , 06/15/28 ..... 1,000 1,025,793
Series 2024A , GO , 4.00% , 06/15/43 ..... 5,010 4,956,390
Series 2024A , GO , 4.00% , 06/15/44 ..... 11,900 11,722,997
County of Clark
Series 2019E , RB , 5.00% , 07/01/26 ..... 2,000 2,083,420
Series 2016B , GO , 5.00% , 11/01/27 ..... 2,000 2,101,223
Series 2016B , GO , 5.00% , 11/01/28 ..... 5,000 5,236,914
Series 2017 , GO , 4.00% , 06/01/31 ...... 17,000 17,338,647
Series 2019E , RB , 5.00% , 07/01/33 ..... 2,000 2,177,901
Series 2017 , GO , 4.00% , 06/01/38 ...... 12,705 12,753,524
Series 2018 , GO , 4.00% , 07/01/44 ...... 7,135 7,082,464
County of Clark Department of Aviation
Series 2019D , RB , 5.00% , 07/01/25 ..... 2,500 2,544,945
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,205 1,255,261
Series 2019D , RB , 5.00% , 07/01/26 ..... 2,010 2,093,837
Series 2024A , RB , 5.00% , 07/01/27 ..... 10,000 10,655,972
Series 2024A , RB , 5.00% , 07/01/28 ..... 20,000 21,751,696
Series 2019D , RB , 5.00% , 07/01/32 ..... 2,500 2,726,473
Series A-2 , RB , 5.00% , 07/01/40 ....... 5,190 5,383,896
County of Washoe, Series 2018, RB,
5.00%, 02/01/42 ................. 2,000 2,112,406
Las Vegas Valley Water District
Series 2021A , GO , 5.00% , 06/01/26 ..... 10,000 10,414,009
Series 2022C , GO , 4.00% , 06/01/34 ..... 5,085 5,385,636
Series 2016A , GO , 5.00% , 06/01/34 ..... 3,500 3,618,647
Series 2016A , GO , 5.00% , 06/01/35 ..... 2,000 2,066,073
Series 2015 , GO , 4.00% , 06/01/39 ...... 2,000 2,000,049
Series 2015 , GO , 5.00% , 06/01/39 ...... 5,775 5,793,934
Series 2016A , GO , 5.00% , 06/01/41 ..... 9,730 9,987,948
Series 2016A , GO , 5.00% , 06/01/46 ..... 4,000 4,088,987
Series 2023A , GO , 5.00% , 06/01/49 ..... 5,000 5,444,041
Series 2022A , GO , 4.00% , 06/01/51 ..... 10,000 9,657,713
State of Nevada
Series 2015D , GO , 5.00% , 04/01/25 ..... 3,270 3,312,454
Series 2015B , GO , 5.00% , 11/01/26 ..... 1,650 1,675,286
Series 2020A , GO , 5.00% , 05/01/29 ..... 3,055 3,390,218
Series 2023A , GO , 5.00% , 05/01/41 ..... 10,000 11,278,664
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/25 ...... 1,450 1,493,744
Series 2016 , RB , 5.00% , 12/01/27 ...... 3,025 3,142,867
Series 2016 , RB , 5.00% , 12/01/28 ...... 6,800 7,063,777
Series 2024A , RB , 5.00% , 12/01/40 ..... 5,815 6,669,989
Series 2024A , RB , 5.00% , 12/01/41 ..... 2,110 2,407,515

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Washoe County School District, Series 2017C,
GO, 4.00%, 10/01/47 .............. USD 52,635 $ 50,763,363
284,949,993
New Hampshire — 0.0%
State of New Hampshire, Series 2020D, GO,
5.00%, 12/01/24 ................. 1,055 1,060,260
New Jersey — 5.1%
County of Monmouth
Series 2021A , GO , 5.00% , 01/15/31 ..... 6,430 7,328,378
Series 2021A , GO , 5.00% , 01/15/32 ..... 5,160 5,900,780
Series 2021A , GO , 5.00% , 01/15/34 ..... 6,250 7,119,254
Series 2022ACDE , GO , 5.00% , 01/15/35 .. 3,265 3,798,870
Series 2022ACDE , GO , 5.00% , 01/15/36 .. 3,980 4,605,500
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 (AGM) .......... 1,500 1,585,851
New Jersey Economic Development Authority
Series 2005N-1 , RB , 5.50% , 09/01/24
( AMBAC ) ..................... 1,455 1,455,000
Series 2023RRR , RB , 5.00% , 03/01/25 ... 4,425 4,473,452
Series XX , RB , 5.00% , 06/15/25 ........ 5,000 5,085,817
Series 2023RRR , RB , 5.00% , 03/01/26 ... 7,060 7,297,565
Series XX , RB , 5.00% , 06/15/26 ........ 15,000 15,285,695
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 1,000 1,054,127
Series B , RB , 5.00% , 11/01/26 ......... 9,500 9,950,340
Series 2018FFF , RB , 5.00% , 06/15/27 .... 1,000 1,060,760
Series A , RB , 4.00% , 11/01/27 ......... 1,255 1,303,526
Series 2023RRR , RB , 5.00% , 03/01/28 ... 4,000 4,314,545
Series BBB , RB , 5.50% , 06/15/30 ....... 8,845 9,433,729
Series WW , RB , 5.25% , 06/15/31 ....... 2,500 2,552,429
Series 2019MMM , RB , 5.00% , 06/15/33 .. 6,460 7,020,663
Series 2019MMM , RB , 5.00% , 06/15/34 .. 2,500 2,709,420
Series 2017A , RB , 4.00% , 07/01/34 ..... 3,540 3,465,858
Series 2020A , RB , 5.00% , 11/01/34 ..... 1,000 1,080,902
Series 2019MMM , RB , 4.00% , 06/15/35 .. 2,000 2,038,985
Series 2024SSS , RB , 5.00% , 06/15/35 ... 4,230 4,864,763
Series AAA , RB , 5.00% , 06/15/36 ....... 1,000 1,055,532
Series 2018EEE , RB , 5.00% , 06/15/36 ... 2,640 2,911,378
Series 2022A , RB , 5.00% , 11/01/36 ..... 10,000 11,213,768
Series 2020A , RB , 4.00% , 11/01/37 ..... 2,000 2,024,465
Series WW , RB , 5.25% , 06/15/40 ....... 1,000 1,020,971
Series 2020A , RB , 5.00% , 11/01/40 ..... 1,000 1,058,846
Series AAA , RB , 5.00% , 06/15/41 ....... 1,515 1,599,130
Series 2018A , RB , 5.00% , 06/15/42 ..... 4,665 4,806,311
Series 2022A , RB , 5.25% , 11/01/42 ..... 2,700 2,986,053
Series 2017B , RB , 5.00% , 06/15/43 ..... 1,000 1,039,845
Series 2018EEE , RB , 5.00% , 06/15/43 ... 4,590 4,877,594
Series 2019LLL , RB , 4.00% , 06/15/44 .... 2,000 1,961,017
Series 2020A , RB , 4.00% , 11/01/44 ..... 750 732,965
Series 2020A , RB , 5.00% , 11/01/44 ..... 5,000 5,226,711
Series 2021QQQ , RB , 4.00% , 06/15/46 ... 12,175 11,865,044
Series 2018C , RB , 5.00% , 06/15/47 ..... 6,110 6,247,068
Series 2022A , RB , 5.25% , 11/01/47 ..... 10,000 10,861,033
Series 2018EEE , RB , 4.63% , 06/15/48 ... 10,000 10,135,576
Series 2018EEE , RB , 5.00% , 06/15/48 ... 6,000 6,175,639
Series 2019LLL , RB , 5.00% , 06/15/49 .... 5,000 5,187,442
Series 2021QQQ , RB , 4.00% , 06/15/50 ... 2,250 2,161,287
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/27 ..... 7,025 7,463,742
Series 2022A , RB , 5.00% , 03/01/27 ..... 11,330 12,037,608
Series 2016A , RB , 5.00% , 07/01/28 ..... 5,115 5,334,028
Series 2017B , RB , 5.00% , 07/01/29 ..... 5,000 5,327,006
Series 2017I , RB , 5.00% , 07/01/31 ...... 3,235 3,431,364
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2022A , RB , 5.00% , 03/01/32 ..... USD 5,000 $ 5,834,226
Series 2017B , RB , 5.00% , 07/01/33 ..... 9,400 9,941,626
Series 2024A-1 , RB , 5.00% , 03/01/36 .... 15,000 17,711,264
Series 2024A-2 , RB , 5.00% , 03/01/41 .... 4,455 5,110,427
Series 2024A-2 , RB , 5.00% , 03/01/43 .... 57,985 65,928,771
Series 2024B , RB , 5.25% , 03/01/54 ..... 44,255 49,919,870
New Jersey Institute of Technology, Series
2015A, RB, 5.00%, 07/01/45 ......... 2,500 2,526,176
New Jersey Transportation Trust Fund Authority
Series 2006C , RB , 0.00% , 12/15/24
( AMBAC )
(a)
.................... 1,790 1,773,020
Series 2010D , RB , 5.00% , 12/15/24 ..... 2,830 2,845,768
Series 2018A , RB , 5.00% , 12/15/24 ..... 1,040 1,045,472
Series 2014AA , RB , 5.00% , 06/15/25 .... 1,000 1,001,190
Series 2004A , RB , 5.75% , 06/15/25 ( NPFGC ) 12,600 12,882,972
Series 2006C , RB , 0.00% , 12/15/25
( AMBAC )
(a)
.................... 10,170 9,775,895
Series 2010A , RB , 0.00% , 12/15/25
(a)
.... 2,255 2,167,615
Series 2019A , RB , 5.00% , 12/15/25 ..... 5,725 5,887,769
Series 2023AA , RB , 5.00% , 06/15/26 .... 3,335 3,467,740
Series 2022AA , RB , 5.00% , 06/15/26 .... 8,650 8,993,709
Series 2019A , RB , 5.00% , 12/15/26 ..... 2,885 3,029,745
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 3,425 3,548,551
Series 2023AA , RB , 5.00% , 06/15/27 .... 2,965 3,145,024
Series 2006C , RB , 0.00% , 12/15/27
( NPFGC )
(a)
.................... 6,050 5,453,177
Series 2018A , RB , 5.00% , 12/15/27 ..... 10,230 10,955,272
Series 2019A , RB , 5.00% , 12/15/27 ..... 1,380 1,477,837
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 13,900 14,389,583
Series 2018A , RB , 5.00% , 06/15/28 ..... 1,000 1,035,045
Series 2010A , RB , 0.00% , 12/15/28
(a)
.... 3,655 3,187,831
Series 2006C , RB , 0.00% , 12/15/28
( AMBAC )
(a)
.................... 4,615 4,025,127
Series 2018A , RB , 5.00% , 12/15/28 ..... 6,050 6,595,461
Series 2019A , RB , 5.00% , 12/15/28 ..... 1,000 1,090,159
Series 2014BB-1 , RB , 5.00% , 06/15/29 ... 7,000 7,624,027
Series 2016A-1 , RB , 5.00% , 06/15/29 .... 1,870 1,932,837
Series 2018A , RB , 5.00% , 06/15/29 ..... 6,700 6,925,139
Series 2023AA , RB , 5.00% , 06/15/29 .... 6,510 7,155,108
Series 2010A , RB , 0.00% , 12/15/29
(a)
.... 3,290 2,771,571
Series 2016A-1 , RB , 5.00% , 06/15/30 .... 1,000 1,031,048
Series 2018A , RB , 5.00% , 06/15/30 ..... 6,500 6,704,097
Series 2022AA , RB , 5.00% , 06/15/30 .... 7,000 7,799,980
Series 2014BB-1 , RB , 5.00% , 06/15/30 ... 5,000 5,421,485
Series 2006C , RB , 0.00% , 12/15/30
( NPFGC )
(a)
.................... 7,330 5,952,051
Series 2010A , RB , 0.00% , 12/15/30
(a)
.... 3,000 2,436,037
Series 2018A , RB , 5.00% , 12/15/30 ..... 2,500 2,701,661
Series 2018A , RB , 5.00% , 06/15/31 ..... 5,830 6,000,274
Series 2010A , RB , 0.00% , 12/15/31
(a)
.... 8,225 6,420,085
Series 2006C , RB , 0.00% , 12/15/31
( NPFGC )
(a)
.................... 21,320 16,641,484
Series 2018A , RB , 4.00% , 12/15/31 ..... 9,660 9,925,084
Series 2021A , RB , 5.00% , 06/15/32 ..... 4,250 4,768,808
Series 2022AA , RB , 5.00% , 06/15/32 .... 6,960 7,921,040
Series 2022BB , RB , 5.00% , 06/15/32 .... 2,500 2,825,340
Series 2009D , RB , 5.00% , 06/15/32 ..... 18,390 18,468,203
Series 2014BB-1 , RB , 5.00% , 06/15/32 ... 2,880 3,090,945
Series 2009A , RB , 0.00% , 12/15/32
(a)
.... 3,540 2,654,647
Series 2006C , RB , 0.00% , 12/15/32 ( AGM )
(a)
55,000 41,581,733
Series 2018A , RB , 5.00% , 12/15/32 ..... 8,275 8,861,325
Series 2019A , RB , 5.00% , 12/15/32 ..... 7,340 8,031,410
Series 2023BB , RB , 5.00% , 06/15/33 .... 2,500 2,868,160
Series 2021A , RB , 5.00% , 06/15/33 ..... 2,600 2,901,618
Series 2019BB , RB , 5.00% , 06/15/33 .... 4,000 4,274,234

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2022AA , RB , 5.00% , 06/15/33 .... USD 11,430 $ 12,929,205
Series 2022CC , RB , 5.00% , 06/15/33 .... 2,000 2,280,277
Series 2006C , RB , 0.00% , 12/15/33 ( AGM )
(a)
30,540 22,253,536
Series 2010A , RB , 0.00% , 12/15/33
(a)
.... 930 671,507
Series 2018A , RB , 5.00% , 12/15/33 ..... 12,045 12,855,207
Series 2021A , RB , 4.00% , 06/15/34 ..... 9,025 9,355,678
Series 2022CC , RB , 5.00% , 06/15/34 .... 1,875 2,128,992
Series 2022AA , RB , 5.00% , 06/15/34 .... 10,175 11,479,778
Series 2023BB , RB , 5.00% , 06/15/34 .... 4,000 4,598,521
Series 2014BB-2 , RB , 5.00% , 06/15/34 ... 7,320 8,140,890
Series 2014BB-1 , RB , 5.00% , 06/15/34 ... 2,500 2,665,243
Series 2010A , RB , 0.00% , 12/15/34
(a)
.... 15,000 10,382,493
Series 2009A , RB , 0.00% , 12/15/34
(a)
.... 1,055 730,235
Series 2018A , RB , 5.00% , 12/15/34 ..... 8,000 8,519,006
Series 2020AA , RB , 4.00% , 06/15/35 .... 2,655 2,733,605
Series 2023A , RB , 5.00% , 06/15/35 ..... 3,020 3,433,041
Series 2019BB , RB , 5.00% , 06/15/35 .... 8,960 9,529,912
Series 2022AA , RB , 5.00% , 06/15/35 .... 3,000 3,369,140
Series 2008A , RB , 0.00% , 12/15/35
(a)
.... 11,710 7,725,736
Series 2006C , RB , 0.00% , 12/15/35
( AMBAC )
(a)
.................... 3,990 2,632,424
Series 2018A , RB , 5.00% , 12/15/35 ..... 4,000 4,244,107
Series 2020AA , RB , 4.00% , 06/15/36 .... 1,750 1,788,147
Series 2021A , RB , 4.00% , 06/15/36 ..... 1,165 1,192,185
Series 2019BB , RB , 4.00% , 06/15/36 .... 6,200 6,322,461
Series 2020AA , RB , 5.00% , 06/15/36 .... 1,000 1,097,593
Series 2023A , RB , 5.00% , 06/15/36 ..... 3,500 3,959,333
Series 2010A , RB , 0.00% , 12/15/36
(a)
.... 25,555 16,019,356
Series 2008A , RB , 0.00% , 12/15/36
(a)
.... 3,750 2,350,718
Series 2018A , RB , 5.00% , 12/15/36 ..... 13,685 14,473,214
Series 2020AA , RB , 4.00% , 06/15/37 .... 2,490 2,533,738
Series 2019BB , RB , 4.00% , 06/15/37 .... 2,000 2,018,461
Series 2022AA , RB , 5.00% , 06/15/37 .... 3,000 3,344,471
Series 2023AA , RB , 5.00% , 06/15/37 .... 4,000 4,510,260
Series 2019AA , RB , 5.00% , 06/15/37 .... 1,250 1,320,173
Series 2023A , RB , 5.00% , 06/15/37 ..... 5,000 5,637,825
Series 2008A , RB , 0.00% , 12/15/37
(a)
.... 7,000 4,180,885
Series 2010A , RB , 0.00% , 12/15/37
(a)
.... 700 418,089
Series 2018A , RB , 4.00% , 12/15/37 ( BAM ) 13,770 13,945,114
Series 2019BB , RB , 4.00% , 06/15/38 .... 15,340 15,440,489
Series 2020AA , RB , 4.00% , 06/15/38 .... 3,000 3,037,891
Series 2014AA , RB , 5.00% , 06/15/38 .... 3,100 3,102,629
Series 2020AA , RB , 5.00% , 06/15/38 .... 2,000 2,175,851
Series 2023AA , RB , 5.00% , 06/15/38 .... 3,700 4,151,598
Series 2023A , RB , 5.00% , 06/15/38 ..... 4,110 4,611,639
Series 2019AA , RB , 5.00% , 06/15/38 .... 3,025 3,185,228
Series 2009A , RB , 0.00% , 12/15/38
(a)
.... 3,620 2,058,102
Series 2008A , RB , 0.00% , 12/15/38
(a)
.... 865 490,409
Series 2018A , RB , 4.25% , 12/15/38 ..... 1,000 1,018,670
Series 2020AA , RB , 4.00% , 06/15/39 .... 7,750 7,806,466
Series 2023AA , RB , 5.00% , 06/15/39 .... 6,000 6,690,841
Series 2023BB , RB , 5.00% , 06/15/39 .... 4,000 4,482,870
Series 2009A , RB , 0.00% , 12/15/39
(a)
.... 33,700 18,272,669
Series 2019A , RB , 4.00% , 12/15/39 ..... 500 502,076
Series 2019A , RB , 5.00% , 12/15/39 ..... 1,000 1,068,683
Series 2020AA , RB , 4.00% , 06/15/40 .... 500 501,242
Series 2023A , RB , 4.25% , 06/15/40 ..... 10,000 10,292,142
Series 2020AA , RB , 5.00% , 06/15/40 .... 1,250 1,347,991
Series 2010A , RB , 0.00% , 12/15/40
(a)
.... 5,500 2,806,693
Series 2022BB , RB , 4.00% , 06/15/41 .... 5,500 5,478,386
Series 2022A , RB , 4.00% , 06/15/41 ..... 5,000 4,980,351
Series 2023BB , RB , 5.00% , 06/15/41 .... 14,700 16,270,735
Series 2015AA , RB , 5.25% , 06/15/41 .... 3,500 3,533,673
Series 2023BB , RB , 5.00% , 06/15/42 .... 5,000 5,505,146
Series 2022CC , RB , 5.00% , 06/15/42 .... 9,195 10,037,702
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2023A , RB , 5.25% , 06/15/42 ..... USD 3,000 $ 3,356,745
Series 2023BB , RB , 5.00% , 06/15/43 .... 4,500 4,926,850
Series 2019BB , RB , 4.00% , 06/15/44 .... 2,000 1,950,458
Series 2023AA , RB , 4.25% , 06/15/44 .... 4,295 4,330,851
Series 2022CC , RB , 5.00% , 06/15/44 .... 10,500 11,350,685
Series 2019BB , RB , 5.00% , 06/15/44 .... 11,275 11,684,939
Series 2014AA , RB , 5.00% , 06/15/44 .... 350 350,152
Series 2020AA , RB , 4.00% , 06/15/45 .... 10,000 9,725,086
Series 2015AA , RB , 5.00% , 06/15/45 .... 2,500 2,515,110
Series 2020AA , RB , 5.00% , 06/15/45 .... 9,315 9,854,407
Series 2019AA , RB , 5.00% , 06/15/46 .... 12,000 12,386,826
Series 2020AA , RB , 3.00% , 06/15/50 .... 9,000 7,041,438
Series 2020AA , RB , 4.00% , 06/15/50 .... 18,810 18,068,356
Series 2019BB , RB , 4.00% , 06/15/50 .... 7,640 7,338,768
Series 2019BB , RB , 5.00% , 06/15/50 .... 7,185 7,381,387
Series 2020AA , RB , 5.00% , 06/15/50 .... 4,100 4,308,314
Series 2023BB , RB , 5.25% , 06/15/50 .... 2,500 2,735,542
Series 2022CC , RB , 5.50% , 06/15/50 .... 3,250 3,585,121
New Jersey Turnpike Authority
Series 2014C , RB , 5.00% , 01/01/25 ..... 5,125 5,160,100
Series 2017B , RB , 5.00% , 01/01/28 ..... 1,750 1,884,504
Series 2017B , RB , 5.00% , 01/01/29 ..... 1,290 1,384,018
Series 2017A , RB , 5.00% , 01/01/29 ..... 2,000 2,102,522
Series 2017B , RB , 5.00% , 01/01/31 ..... 4,500 4,797,993
Series 2017E , RB , 5.00% , 01/01/31 ..... 3,400 3,625,150
Series 2017A , RB , 5.00% , 01/01/31 ..... 3,700 3,872,084
Series 2017B , RB , 5.00% , 01/01/32 ..... 16,690 17,745,250
Series 2017E , RB , 5.00% , 01/01/32 ..... 10,255 10,903,388
Series 2017A , RB , 5.00% , 01/01/33 ..... 2,000 2,084,089
Series 2017B , RB , 4.00% , 01/01/34 ..... 1,000 1,023,784
Series 2017G , RB , 4.00% , 01/01/34 ..... 3,500 3,583,245
Series 2015E , RB , 5.00% , 01/01/34 ..... 2,000 2,010,041
Series 2017G , RB , 5.00% , 01/01/35 ..... 3,565 3,771,959
Series 2017G , RB , 5.00% , 01/01/36 ..... 2,380 2,511,646
Series 2017B , RB , 5.00% , 01/01/40 ..... 4,500 4,702,953
Series 2021A , RB , 4.00% , 01/01/42 ..... 19,530 19,649,233
Series 2017G , RB , 4.00% , 01/01/43 ..... 22,100 22,111,806
Series 2024C , RB , 5.00% , 01/01/44
(c)
.... 24,500 27,174,535
Series 2015E , RB , 5.00% , 01/01/45 ..... 17,345 17,432,077
Series 2024C , RB , 5.00% , 01/01/45
(c)
.... 23,675 26,213,265
Series 2022B , RB , 5.00% , 01/01/46 ..... 14,470 15,885,849
Series 2019A , RB , 4.00% , 01/01/48 ..... 27,300 26,821,914
Series 2022B , RB , 4.50% , 01/01/48 ..... 13,500 13,947,117
Series 2019A , RB , 5.00% , 01/01/48 ..... 18,085 18,952,020
Series 2022B , RB , 5.25% , 01/01/52 ..... 21,720 24,101,281
State of New Jersey
Series 2020A , GO , 5.00% , 06/01/25 ..... 27,220 27,707,899
Series 2020A , GO , 5.00% , 06/01/26 ..... 14,785 15,414,337
GO , 5.00% , 06/01/27 ............... 2,885 2,933,371
Series 2020A , GO , 5.00% , 06/01/27 ..... 19,340 20,606,374
Series 2020A , GO , 5.00% , 06/01/28 ..... 46,740 50,847,502
Series 2020A , GO , 5.00% , 06/01/29 ..... 20,380 22,600,332
Series 2020A , GO , 4.00% , 06/01/30 ..... 25,185 26,940,208
Series 2020A , GO , 4.00% , 06/01/31 ..... 32,000 34,349,133
Series 2020A , GO , 3.00% , 06/01/32 ..... 5,050 4,974,216
Series 2020A , GO , 4.00% , 06/01/32 ..... 10,500 11,303,161
GO , 5.00% , 06/01/32 ............... 1,500 1,525,149
1,706,128,653
New Mexico — 0.3%
New Mexico Finance Authority
Series 2021A , RB , 5.00% , 06/15/25 ..... 620 631,171
Series 2018A , RB , 5.00% , 06/15/28 ..... 5,005 5,450,201
Series 2021A , RB , 5.00% , 06/15/28 ..... 1,510 1,644,316
Series 2021A , RB , 5.00% , 06/15/30 ..... 1,500 1,691,233

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Mexico (continued)
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/25 ...... USD 3,055 $ 3,088,375
Series 2021 , GO , 5.00% , 03/01/26 ...... 1,500 1,554,578
Series 2021 , GO , 5.00% , 03/01/27 ...... 2,785 2,953,259
Series 2023 , GO , 5.00% , 03/01/27 ...... 20,090 21,303,763
Series 2021 , GO , 5.00% , 03/01/29 ...... 5,000 5,530,375
State of New Mexico Severance Tax Permanent
Fund
Series 2021A , RB , 5.00% , 07/01/26 ..... 2,500 2,611,627
Series 2022B , RB , 5.00% , 07/01/30 ..... 13,445 15,176,743
Series 2022A , RB , 5.00% , 07/01/31 ..... 13,540 15,489,913
77,125,554
New York — 21.7%
Battery Park City Authority
Series 2023B , RB , 5.00% , 11/01/29 ..... 4,420 4,991,379
Series 2023B , RB , 5.00% , 11/01/33 ..... 3,500 4,194,123
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 3.80% , 09/03/24
(b)
.......... 4,050 4,050,000
Series 2023B , RB , 5.00% , 11/01/38 ..... 2,480 2,899,142
Series 2019B , RB , 5.00% , 11/01/39 ..... 840 916,872
Series 2019B , RB , 5.00% , 11/01/40 ..... 3,700 4,025,986
Series 2023A , RB , 5.00% , 11/01/41 ..... 2,000 2,289,986
Series 2023A , RB , 5.00% , 11/01/43 ..... 4,000 4,527,156
Series 2019A , RB , 4.00% , 11/01/44 ..... 5,915 5,878,756
Series 2023A , RB , 5.00% , 11/01/44 ..... 6,955 7,830,997
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,350 1,495,569
Series 2019A , RB , 5.00% , 11/01/49 ..... 3,960 4,233,362
Series 2023A , RB , 5.00% , 11/01/53 ..... 66,000 72,475,847
City of New York
Series 2018-1 , GO , 5.00% , 08/01/25 ..... 6,480 6,620,731
Series C , GO , 5.00% , 08/01/25 ........ 4,055 4,143,065
Series A , GO , 5.00% , 08/01/25 ........ 1,680 1,716,486
Series 2019E , GO , 5.00% , 08/01/25 ..... 3,220 3,289,931
Series 2021A-1 , GO , 5.00% , 08/01/25 .... 2,330 2,380,602
Series 2014J , GO , 5.00% , 08/01/25 ..... 2,170 2,173,459
Series 2023F-1 , GO , 5.00% , 08/01/25 .... 1,080 1,103,455
Series 2023A-1 , GO , 5.00% , 09/01/25 .... 3,210 3,287,457
Series 2011F-3 , GO , 5.00% , 12/01/25 .... 2,280 2,348,974
Series 2021F-1 , GO , 5.00% , 03/01/26 .... 1,870 1,938,228
Series 2018A , GO , 5.00% , 08/01/26 ..... 5,325 5,574,617
Series 2018C , GO , 5.00% , 08/01/26 ..... 1,035 1,083,517
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 24,055 25,182,612
Series A , GO , 5.00% , 08/01/26 ........ 1,850 1,888,797
Series 2008J-11 , GO , 5.00% , 08/01/26 ... 1,075 1,125,392
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 4,470 4,679,538
Series 2021C , GO , 5.00% , 08/01/26 ..... 1,925 2,015,237
Series A , GO , 5.00% , 08/01/27 ........ 1,060 1,079,955
Series 2008J-5 , GO , 5.00% , 08/01/27 .... 2,500 2,671,214
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,740 1,859,165
Series 2015C , GO , 5.00% , 08/01/27 ..... 4,500 4,538,366
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 10,990 11,742,657
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 10,950 11,699,917
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 5,675 6,063,656
Series 2008C-4 , GO , 5.00% , 10/01/27 ( AGM ) 4,035 4,331,863
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 7,230 7,874,255
Series 2018A , GO , 5.00% , 08/01/28 ..... 2,000 2,127,660
Series 2020C-1 , GO , 5.00% , 08/01/28 ... 3,000 3,267,326
Series E , GO , 5.00% , 08/01/28 ........ 1,900 1,970,094
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 1,875 2,042,079
Series 2014J , GO , 5.00% , 08/01/28 ..... 2,000 2,002,480
Series A , GO , 5.00% , 08/01/28 ........ 3,260 3,318,416
Series C , GO , 5.00% , 08/01/28 ........ 4,095 4,286,073
Series 2015C , GO , 5.00% , 08/01/28 ..... 5,165 5,206,911
Series 2023A-1 , GO , 5.00% , 09/01/28 .... 5,550 6,054,705
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A-1 , GO , 5.00% , 08/01/29 .... USD 1,925 $ 2,132,734
Series C , GO , 5.00% , 08/01/29 ........ 7,260 7,449,540
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 4,390 4,863,742
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 2,000 2,215,828
Series 2022B-1 , GO , 5.00% , 08/01/29 .... 32,630 36,151,227
Series 2018C , GO , 5.00% , 08/01/29 ..... 4,005 4,292,714
Series 2023A-1 , GO , 5.00% , 09/01/29 .... 5,940 6,591,182
Series 2021B-1 , GO , 5.00% , 11/01/29 .... 5,015 5,578,643
Series 2017B-1 , GO , 5.00% , 12/01/29 .... 1,005 1,045,919
Series 2014I-1 , GO , 5.00% , 03/01/30 .... 1,000 1,000,628
Series 2020C-1 , GO , 5.00% , 08/01/30 ... 6,750 7,616,790
Series 2022C , GO , 5.00% , 08/01/30 ..... 1,485 1,675,694
Series 2021A-1 , GO , 5.00% , 08/01/30 .... 18,890 21,315,729
Series 2017A , GO , 5.00% , 08/01/30 ..... 1,660 1,716,546
Series 2021B-1 , GO , 5.00% , 11/01/30 .... 9,950 11,267,418
Series 2008L-6 , GO , 5.00% , 04/01/31 .... 2,170 2,367,200
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 11,150 12,459,526
Series 2015A , GO , 5.00% , 08/01/31 ..... 2,500 2,508,910
Series 2023G , GO , 5.00% , 08/01/31 ..... 2,975 3,401,127
Series 2023-1 , GO , 5.00% , 08/01/31 ..... 5,030 5,750,478
Series 2020C-1 , GO , 5.00% , 08/01/31 ... 1,500 1,676,169
Series 2023F-1 , GO , 5.00% , 08/01/31 .... 4,000 4,572,944
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 1,175 1,290,859
Series 2008L-6 , GO , 5.00% , 04/01/32 .... 5,250 5,709,504
Series 2021C , GO , 5.00% , 08/01/32 ..... 6,550 7,296,537
Series 2023G , GO , 5.00% , 08/01/32 ..... 2,975 3,433,527
Series 2022B-1 , GO , 5.00% , 08/01/32 .... 3,725 4,299,122
Series 2023-1 , GO , 5.00% , 08/01/32 ..... 5,000 5,770,633
Series 2023F-1 , GO , 5.00% , 08/01/32 .... 8,000 9,233,013
Series 2022A-1 , GO , 5.00% , 08/01/32 .... 5,000 5,657,107
Series 2021A-1 , GO , 5.00% , 08/01/32 .... 1,000 1,113,975
Series 2014J , GO , 5.00% , 08/01/32 ..... 10,000 10,012,093
Series 2015A , GO , 5.00% , 08/01/32 ..... 1,000 1,003,564
Series 2019E , GO , 5.00% , 08/01/32 ..... 1,000 1,083,830
Series 2018C , GO , 5.00% , 08/01/32 ..... 2,435 2,588,614
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 1,000 1,095,253
Series 2018B-1 , GO , 5.25% , 10/01/32 .... 10,440 11,095,384
Series 2023-1 , GO , 5.00% , 08/01/33 ..... 5,000 5,820,675
Series 2020C-1 , GO , 5.00% , 08/01/33 ... 15,635 17,378,032
Series 2023G , GO , 5.00% , 08/01/33 ..... 1,445 1,682,175
Series 2025A , GO , 5.00% , 08/01/33 ..... 5,000 5,820,675
Series 2021C , GO , 5.00% , 08/01/33 ..... 3,000 3,334,448
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 6,310 6,891,615
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 1,800 1,869,319
Series 2024C , GO , 5.00% , 03/01/34 ..... 5,000 5,853,400
Series 2008L-5 , GO , 5.00% , 04/01/34 .... 2,000 2,243,978
Series 2018F-1 , GO , 5.00% , 04/01/34 .... 1,000 1,063,295
Series 2006E-3 , GO , VRDN ( Bank of America
NA LOC ), 2.87% , 09/05/24
(b)
........ 4,470 4,470,000
Series 2022A-1 , GO , 4.00% , 08/01/34 .... 9,845 10,268,593
Series 2018C , GO , 4.00% , 08/01/34 ..... 1,005 1,033,113
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 1,775 1,841,355
Series 2023F-1 , GO , 5.00% , 08/01/34 .... 7,000 8,112,169
Series 2023-1 , GO , 5.00% , 08/01/34 ..... 10,000 11,588,813
Series 2019E , GO , 5.00% , 08/01/34 ..... 1,000 1,079,530
Series 2023G , GO , 5.00% , 08/01/34 ..... 2,975 3,447,672
Series 2020B-1 , GO , 5.00% , 10/01/34 .... 2,500 2,725,735
Series 2019D-1 , GO , 5.00% , 12/01/34 ... 5,000 5,365,765
Series 2012A-3 , GO , 4.00% , 08/01/35 .... 2,500 2,573,125
Series C , GO , 4.00% , 08/01/35 ........ 4,870 4,882,574
Series 2025A , GO , 5.00% , 08/01/35 ..... 6,135 7,181,048
Series 2023G , GO , 5.00% , 08/01/35 ..... 2,975 3,437,581
Series 2023-1 , GO , 5.00% , 08/01/35 ..... 3,500 4,044,213
Series 2020B-1 , GO , 4.00% , 10/01/35 .... 1,015 1,039,378
Series 2017B-1 , GO , 5.00% , 12/01/35 .... 7,815 8,107,360

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020D-1 , GO , 4.00% , 03/01/36 ... USD 2,700 $ 2,761,089
Series 2006I-A , GO , 4.00% , 04/01/36 .... 4,950 5,070,725
Series 2006I-5 , GO , 5.00% , 04/01/36 .... 3,840 4,440,548
Series 2015FF-1 , GO , 5.00% , 06/01/36 ... 1,100 1,114,815
Series 2021C , GO , 4.00% , 08/01/36 ..... 1,000 1,022,337
Series 2017A , GO , 4.00% , 08/01/36 ..... 5,390 5,391,131
Series 2020C-1 , GO , 5.00% , 08/01/36 ... 2,815 3,097,483
Series 2025A , GO , 5.00% , 08/01/36 ..... 5,000 5,792,746
Series 2023F-1 , GO , 5.00% , 08/01/36 .... 2,500 2,861,673
Series 2020B-1 , GO , 5.00% , 10/01/36 .... 14,240 15,434,417
Series 2020D-1 , GO , 5.00% , 03/01/37 ... 2,500 2,731,303
Series 2018E-1 , GO , 5.00% , 03/01/37 .... 2,500 2,643,181
Series 2018F-1 , GO , 5.00% , 04/01/37 .... 17,890 18,935,230
Series 2020A-1 , GO , 4.00% , 08/01/37 .... 2,500 2,537,958
Series 2023F-1 , GO , 5.00% , 08/01/37 .... 1,500 1,711,753
Series 2025A , GO , 5.00% , 08/01/37 ..... 4,000 4,618,736
Series 2020B-1 , GO , 4.00% , 10/01/37 .... 1,880 1,908,598
Series 2018B-1 , GO , 5.00% , 10/01/37 .... 3,000 3,148,163
Series 2018E-1 , GO , 5.00% , 03/01/38 .... 2,500 2,639,203
Series 2022A-1 , GO , 4.00% , 08/01/38 .... 2,930 2,984,681
Series 2020A-1 , GO , 4.00% , 08/01/38 .... 5,005 5,071,475
Series 2021C , GO , 5.00% , 08/01/38 ..... 8,670 9,474,332
Series 2023F-1 , GO , 5.00% , 08/01/38 .... 1,250 1,416,878
Series 2017A , GO , 5.00% , 08/01/38 ..... 3,000 3,088,120
Series 2018B-1 , GO , 5.00% , 10/01/38 .... 6,455 6,761,225
Series 2017B-1 , GO , 5.00% , 12/01/38 .... 1,500 1,551,177
Series 2018E-1 , GO , 5.00% , 03/01/39 .... 2,000 2,104,506
Series 2021F-1 , GO , 5.00% , 03/01/39 .... 7,500 8,225,457
Series 2023E-1 , GO , 5.00% , 04/01/39 .... 7,500 8,426,899
Series 2021C , GO , 4.00% , 08/01/39 ..... 1,525 1,544,089
Series 2022A-1 , GO , 4.00% , 08/01/39 .... 8,000 8,115,038
Series 2023A-1 , GO , 5.00% , 09/01/39 .... 2,000 2,232,539
Series 2018B-1 , GO , 5.00% , 10/01/39 .... 5,680 5,934,615
Series 2014I-2 , GO , VRDN ( JPMorgan Chase
Bank NA SBPA ), 4.00% , 09/03/24
(b)
... 32,050 32,050,000
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 3,000 3,229,427
Series 2022D-1 , GO , 4.25% , 05/01/40 ... 2,500 2,567,424
Series 2022D-1 , GO , 5.25% , 05/01/40 ... 3,500 3,925,895
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 2,000 2,015,623
Series 2021C , GO , 4.00% , 08/01/40 ..... 1,000 1,006,802
Series 2019D-1 , GO , 5.00% , 12/01/40 ... 4,815 5,103,246
Series 2021F-1 , GO , 3.00% , 03/01/41 .... 1,000 859,416
Series 2024C , GO , 4.00% , 03/01/41 ..... 5,700 5,714,854
Series 2020D-1 , GO , 4.00% , 03/01/41 ... 2,000 2,003,248
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 2,600 2,591,666
Series 2022D-1 , GO , 5.25% , 05/01/41 ... 9,300 10,393,719
Series 2021C , GO , 4.00% , 08/01/41 ..... 6,400 6,410,927
Series 2023A-1 , GO , 5.00% , 09/01/41 .... 1,470 1,620,800
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/41
(c)
............... 3,000 3,371,613
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 8,000 8,976,774
Series 2020B-1 , GO , 3.00% , 10/01/41 .... 2,000 1,710,550
Series 2018B-1 , GO , 4.00% , 10/01/41 .... 1,000 994,247
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 3,000 2,989,937
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 3,000 3,092,516
Series 2022D-1 , GO , 5.25% , 05/01/42 ... 8,000 8,900,854
Series 2021C , GO , 5.00% , 08/01/42 ..... 3,225 3,463,895
Series 2023A-1 , GO , 5.25% , 09/01/42 .... 2,000 2,233,798
Series 2019D-1 , GO , 4.00% , 12/01/42 ... 5,000 4,956,843
Series 2019D-1 , GO , 5.00% , 12/01/42 ... 4,020 4,243,189
Series 2024C , GO , 5.00% , 03/01/43 ..... 7,000 7,757,198
Series 2024D , GO , 5.00% , 04/01/43 ..... 5,000 5,544,694
Series 2022D-1 , GO , 5.25% , 05/01/43 ... 8,500 9,418,073
Series 2023A-1 , GO , 5.25% , 09/01/43 .... 5,500 6,116,648
Series 2018E-1 , GO , 5.00% , 03/01/44 .... 41,965 43,777,779
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024D , GO , 5.00% , 04/01/44 ..... USD 3,000 $ 3,309,113
Series 2015F-6 , GO , VRDN ( JPMorgan
Chase Bank NA SBPA ), 4.00% , 09/03/24
(b)
33,775 33,775,000
Series 2016A-5 , GO , VRDN ( JPMorgan
Chase Bank NA SBPA ), 4.00% , 09/03/24
(b)
20,000 20,000,000
Series 2020A-1 , GO , 4.00% , 08/01/44 .... 9,000 8,864,249
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/44
(c)
............... 4,000 4,426,388
Series 2019D-1 , GO , 5.00% , 12/01/44 ... 13,695 14,403,311
Series 2024C , GO , 5.00% , 03/01/45 ..... 9,000 9,887,975
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 16,500 17,203,760
Series 2018F-1 , GO , 3.50% , 04/01/46 .... 4,000 3,564,476
Series 2024D , GO , 5.50% , 04/01/46 ..... 5,000 5,713,739
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 5,300 5,925,576
Series 2018B-4 , GO , VRDN ( Barclays Bank
plc SBPA ), 3.90% , 09/03/24
(b)
....... 31,215 31,215,000
Series 2024A , GO , 5.00% , 08/01/47 ..... 3,615 3,925,287
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/47
(c)
............... 6,000 6,565,750
Series 2024C , GO , 5.25% , 03/01/48 ..... 8,295 9,197,717
Series 2024C , GO , 5.25% , 03/01/49 ..... 10,000 11,065,068
Series 2022D-1 , GO , 4.50% , 05/01/49 ... 3,625 3,720,022
Series 2023A, Sub-Series A-4 , GO , VRDN
( TD Bank NA SBPA ), 3.80% , 09/03/24
(b)
15,495 15,495,000
Series 2021F-1 , GO , 5.00% , 03/01/50 .... 18,575 19,695,972
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 1,650 1,278,630
Series 2022A-1 , GO , 4.00% , 08/01/50 .... 3,315 3,232,416
Series 2025, Sub-Series C-1 , GO ,
4.00% , 09/01/52
(c)
............... 2,500 2,426,839
Series 2024C , GO , 5.25% , 03/01/53 ..... 13,635 15,040,646
Series 2024D , GO , 5.25% , 04/01/54 ..... 35,180 38,804,054
County of Nassau, Series 2023A, GO,
4.00%, 04/01/53 ................. 11,000 10,695,692
County of Westchester, Series 2023A, GO,
4.00%, 12/01/38 ................. 8,460 8,946,613
Dutchess County Local Development Corp.,
Series 2017, RB, 5.00%, 07/01/42 ...... 750 774,105
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/26 ..... 800 828,080
Series 2017A , RB , 5.00% , 02/15/28 ..... 1,035 1,095,555
Series 2017A , RB , 5.00% , 02/15/31 ..... 1,150 1,205,416
Series 2017A , RB , 5.00% , 02/15/33 ..... 5,000 5,229,167
Series 2017A , RB , 5.00% , 02/15/34 ..... 14,000 14,629,964
Series 2022A , RB , 5.00% , 02/15/34 ..... 5,000 5,752,001
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,600 1,669,164
Series 2017A , RB , 5.00% , 02/15/37 ..... 2,350 2,446,719
Series 2017A , RB , 5.00% , 02/15/38 ..... 3,000 3,118,044
Series 2022A , RB , 4.00% , 02/15/41 ..... 7,905 8,036,476
Series 2017A , RB , 5.00% , 02/15/42 ..... 7,360 7,600,439
Series 2017A , RB , 5.00% , 02/15/42 ( BAM-
TCRS ) ....................... 11,000 11,372,412
Series 2017A , RB , 4.00% , 02/15/44 ..... 17,640 17,457,414
Series 2017A , RB , 4.00% , 02/15/47 ( AGM ) 23,030 22,545,161
Long Island Power Authority
Series 2021 , RB , 1.00% , 09/01/25 ...... 7,000 6,760,975
Series 2023F , RB , 5.00% , 09/01/29 ..... 4,180 4,667,046
Series 2021A , RB , 5.00% , 09/01/30 ..... 9,000 10,204,551
Series 2021A , RB , 4.00% , 09/01/32 ..... 8,000 8,606,882
Series 2016B , RB , 5.00% , 09/01/32 ..... 3,000 3,115,975
Series 2023F , RB , 5.00% , 09/01/33 ..... 3,000 3,534,540
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,000 1,075,524
Series 2019A , RB , 4.00% , 09/01/34 ..... 5,000 5,200,759
Series 2014A , RB , 5.00% , 09/01/34 ..... 4,610 4,627,854
Series 2016B , RB , 5.00% , 09/01/36 ..... 5,630 5,827,732
Series 2018 , RB , 5.00% , 09/01/38 ...... 15,750 16,712,012

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2014A , RB , 4.00% , 09/01/39 ( AGM ) USD 2,000 $ 2,003,589
Series 2021A , RB , 3.00% , 09/01/40 ..... 3,150 2,764,628
Series 2021A , RB , 4.00% , 09/01/41 ..... 500 512,483
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 514,922
Series 2017 , RB , 5.00% , 09/01/42 ...... 2,755 2,875,235
Series 2024A , RB , 5.00% , 09/01/42 ..... 5,530 6,287,759
Series 2014A , RB , 5.00% , 09/01/44 ..... 20,040 20,117,611
Series 2024A , RB , 5.00% , 09/01/44 ..... 4,000 4,495,968
Series 2015B , RB , 5.00% , 09/01/45 ..... 6,000 6,074,355
Series 2016B , RB , 5.00% , 09/01/46 ..... 6,640 6,814,931
Series 2017 , RB , 5.00% , 09/01/47 ...... 4,000 4,153,149
Series 2017 , RB , 5.00% , 09/01/47 ( BAM-
TCRS ) ....................... 23,350 24,277,635
Series 2024A , RB , 5.00% , 09/01/49 ..... 11,445 12,584,703
Series 2020B , RB , VRDN 0.85% , 09/01/25
(b)
2,500 2,432,219
Series 2021B , RB , VRDN 1.50% , 09/01/26
(b)
780 746,849
Series 2023E , RB , 5.00% , 09/01/53 ..... 1,175 1,277,420
Series 2024A , RB , 5.00% , 09/01/54 ..... 13,500 14,761,655
Metropolitan Transportation Authority
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 10,320 10,591,175
Series 2017B , RB , 5.00% , 11/15/25 ..... 2,000 2,052,553
Series A-2 , RB , 5.00% , 11/15/25 ....... 5,495 5,639,390
Series 2017B , RB , 5.00% , 11/15/26 ..... 3,000 3,142,860
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 12,250 12,833,344
Series 2015F , RB , 5.00% , 11/15/26 ...... 1,150 1,177,798
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 6,265 6,688,195
Series 2016B , RB , 5.00% , 11/15/27 ..... 2,380 2,485,550
Series A-2 , RB , 5.00% , 11/15/27 ....... 3,000 3,133,046
Series C-1 , RB , 5.00% , 11/15/27 ....... 5,000 5,123,679
Series 2017B , RB , 5.00% , 11/15/28 ..... 3,310 3,595,485
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 3,215 3,461,134
Series 2018B , RB , 5.00% , 11/15/28 ..... 2,500 2,715,623
Series 2017C-2 , RB , 0.00% , 11/15/29
(a)
... 1,295 1,091,988
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 4,995 5,372,559
Series 2016D , RB , 5.00% , 11/15/29 ..... 1,075 1,122,601
Series D-1 , RB , 5.00% , 11/15/29 ....... 7,000 7,158,308
Series 2016A , RB , 5.25% , 11/15/29 ..... 4,940 5,188,254
Series 2012A , RB , 0.00% , 11/15/30
(a)
.... 9,645 7,884,792
Series 2017C-1 , RB , 5.00% , 11/15/30 .... 4,885 5,239,299
Series 2016D , RB , 5.00% , 11/15/30 ..... 1,500 1,559,086
Series 2017C-1 , RB , 5.00% , 11/15/31 .... 5,370 5,745,524
Series 2017C-1 , RB , 4.00% , 11/15/32 .... 16,000 16,356,923
Series 2017D , RB , 5.00% , 11/15/32 ..... 3,000 3,204,074
Series 2017C-2 , RB , 0.00% , 11/15/33
(a)
... 1,040 741,853
Series 2017D , RB , 5.00% , 11/15/33 ..... 1,500 1,600,262
Series B-2 , RB , 5.00% , 11/15/33 ....... 6,940 7,321,149
Series A-1 , RB , 5.00% , 11/15/33 ....... 3,105 3,136,311
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 4,000 4,260,661
Series 2019D-1 , RB , VRDN
5.00% , 11/15/24
(b)
............... 4,000 4,012,344
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,500 2,538,134
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,053,051
Series C-1 , RB , 5.00% , 11/15/35 ....... 480 488,873
Series 2017D , RB , 5.00% , 11/15/35 ..... 535 569,040
Series 2016B , RB , 4.00% , 11/15/36 ..... 3,065 3,088,233
Series 2024A , RB , 5.00% , 11/15/36 ..... 9,800 11,121,613
Series B-1 , RB , 5.00% , 11/15/36 ....... 15,000 15,531,883
Series 2017C-1 , RB , 4.00% , 11/15/37 .... 7,500 7,569,870
Series 2024A , RB , 5.00% , 11/15/37 ..... 8,010 9,038,401
Series B-2 , RB , 5.00% , 11/15/37 ....... 12,700 13,136,498
Series 2016B , RB , 5.00% , 11/15/37 ..... 2,180 2,245,263
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 6,495 6,536,889
Series B-2 , RB , 5.00% , 11/15/38 ....... 2,745 2,836,396
Series 2014D-1 , RB , 5.00% , 11/15/39 .... 5,100 5,111,411
Series 2022A , RB , 4.00% , 11/15/40 ..... 5,000 5,049,056
Security
Par (000)
Par (000) Value
New York (continued)
Series A-1 , RB , 5.00% , 11/15/40 ....... USD 3,975 $ 4,006,857
Series 2019C , RB , 5.00% , 11/15/40 ..... 4,500 4,773,060
Series 2015B , RB , 5.00% , 11/15/40 ..... 10,050 10,130,545
Series 2017D , RB , 4.00% , 11/15/42 ..... 2,000 1,971,534
Series 2020A-1 , RB , 4.00% , 11/15/42 ( AGM ) 2,500 2,500,297
Series 2021A-2 , RB , 4.00% , 11/15/42 .... 10,000 9,895,598
Series 2017A , RB , 5.00% , 11/15/42 ..... 5,000 5,165,207
Series 2020D-1 , RB , 5.00% , 11/15/43 .... 16,750 17,807,806
Series 2019C , RB , 5.00% , 11/15/43 ( BAM ) 1,000 1,057,954
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 3,500 3,421,811
Series 2020D-1 , RB , 5.00% , 11/15/44 .... 17,000 18,019,810
Series 2024A , RB , 5.00% , 11/15/44 ..... 12,320 13,404,769
Series 2014D-1 , RB , 5.25% , 11/15/44 .... 3,030 3,038,270
Series 2015B , RB , 4.00% , 11/15/45 ..... 1,960 1,892,291
Series 2019C , RB , 4.00% , 11/15/45 ( AGM ) 1,280 1,256,281
Series 2020E , RB , 4.00% , 11/15/45 ..... 10,905 10,600,755
Series 2020C-1 , RB , 4.75% , 11/15/45 .... 8,500 8,713,704
Series 2024A , RB , 5.00% , 11/15/45 ..... 10,815 11,720,903
Series 2020D-1 , RB , 5.00% , 11/15/45 .... 3,500 3,699,894
Series 2020B , RB , VRDN ( Royal Bank of
Canada LOC ), 3.95% , 09/03/24
(b)
..... 11,050 11,050,000
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 9,650 9,349,336
Series 2019C , RB , 4.00% , 11/15/46 ( AGM ) 3,500 3,441,520
Series 2017D , RB , 4.00% , 11/15/46 ..... 7,000 6,762,297
Series 2022A , RB , 5.00% , 11/15/46 ..... 4,000 4,344,359
Series B-1 , RB , 5.00% , 11/15/46 ....... 1,895 1,940,751
Series 2019C , RB , 4.00% , 11/15/47 ( AGM ) 3,500 3,425,679
Series 2021A-1 , RB , 4.00% , 11/15/47 .... 5,000 4,827,223
Series 2024A , RB , 5.00% , 11/15/47 ..... 10,000 10,766,989
Series 2017A , RB , 5.00% , 11/15/47 ..... 4,770 4,902,961
Series 2019A-1 , RB , VRDN
5.00% , 11/15/24
(b)
............... 8,500 8,526,256
Series 2024A , 5.00% , 11/15/49 ........ 6,785 7,442,684
Series 2015E-3 , RB , VRDN ( Bank of America
NA LOC ), 3.90% , 09/03/24
(b)
........ 5,900 5,900,000
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 9,000 8,602,824
Series 2020C-1 , RB , 5.00% , 11/15/50 .... 28,880 30,139,881
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,500 1,538,649
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,035 983,893
Series 2019B , RB , 5.00% , 11/15/52 ..... 4,090 4,217,484
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 12,310 12,938,192
Series C-1 , RB , 5.00% , 11/15/56 ....... 4,370 4,428,061
Series A-1 , RB , 5.25% , 11/15/56 ....... 4,525 4,590,218
Series B-1 , RB , 5.25% , 11/15/57 ....... 1,000 1,039,382
Series A-1 , RB , 5.25% , 11/15/57 ....... 2,070 2,138,834
Monroe County Industrial Development Corp.
Series 2023A , RB , 5.00% , 07/01/34 ..... 3,000 3,544,050
Series 2020A , RB , 4.00% , 07/01/50 ..... 32,280 31,407,643
Series 2023A , RB , 5.00% , 07/01/53 ..... 6,750 7,355,684
MTA Hudson Rail Yards Trust Obligations
Series 2016A , RB , 5.00% , 11/15/51 ..... 4,000 4,005,414
Series 2016A , RB , 5.00% , 11/15/56 ..... 10,000 10,012,472
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/30 ..... 2,500 2,866,048
Series 2021A , RB , 5.00% , 11/15/31 ..... 10,000 11,578,255
Series 2021A , RB , 5.00% , 11/15/32 ..... 5,015 5,783,073
Series 2021A , RB , 5.00% , 11/15/33 ..... 5,000 5,756,160
Series 2021A , RB , 4.00% , 11/15/34 ..... 2,210 2,403,145
Series 2021A , RB , 5.00% , 11/15/34 ..... 5,020 5,765,847
Series 2021A , RB , 4.00% , 11/15/35 ..... 945 1,018,811
Series 2021A , RB , 5.00% , 11/15/35 ..... 5,180 5,927,211
New York City Industrial Development Agency,
Series 2020A, RB, 4.00%, 03/01/45 (AGM) 1,600 1,562,922
New York City Municipal Water Finance Authority
Series 2020CC-2 , RB , 5.00% , 06/15/25 ... 1,375 1,400,313

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022CC-2 , RB , 5.00% , 06/15/26 ... USD 2,750 $ 2,768,548
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 5,375 5,528,888
Series 2015FF , RB , 5.00% , 06/15/27 .... 1,335 1,359,067
Series 2022EE , RB , 5.00% , 06/15/28 .... 3,520 3,850,146
Series 2020GG-2 , RB , 5.00% , 06/15/29 .. 13,500 14,475,956
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 2,000 2,266,217
Series 2020EE , RB , 5.00% , 06/15/30 .... 3,500 3,965,880
Series 2021DD , RB , 5.00% , 06/15/31 .... 4,280 4,918,603
Series 2015GG , RB , 5.00% , 06/15/31 .... 2,505 2,544,977
Series 2018EE , RB , 5.00% , 06/15/32 .... 7,880 8,079,451
Series 2016 , RB , 4.00% , 06/15/33 ...... 1,400 1,423,233
Series 2017EE , RB , 5.00% , 06/15/33 .... 3,945 4,154,598
Series 2019FF-2 , RB , 5.00% , 06/15/35 ... 26,665 28,987,919
Series 2019FF-2 , RB , 4.00% , 06/15/36 ... 6,315 6,472,968
Series 2024BB-2 , RB , 5.00% , 06/15/36 ... 5,000 6,033,829
Series 2017EE , RB , 5.00% , 06/15/36 .... 2,000 2,098,107
Series 2017EE , RB , 5.25% , 06/15/36 .... 2,000 2,114,066
Series 2016 , RB , 4.00% , 06/15/37 ...... 11,855 11,994,244
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 9,245 9,433,185
Series 2019DD-1 , RB , 5.00% , 06/15/37 ... 2,720 2,904,346
Series 2015GG , RB , 5.00% , 06/15/37 .... 1,815 1,840,288
Series 2015HH , RB , 5.00% , 06/15/37 .... 9,860 9,997,378
Series 2018FF , RB , 5.00% , 06/15/38 .... 1,000 1,064,546
Series 2022EE , RB , 4.00% , 06/15/39 .... 2,000 2,049,317
Series 2015FF , RB , 5.00% , 06/15/39 .... 14,135 14,312,169
Series 2019EE-1 , RB , 5.00% , 06/15/39 ... 5,000 5,375,564
Series 2015GG , RB , 5.00% , 06/15/39 .... 5,780 5,852,447
Series 2018FF , RB , 5.00% , 06/15/39 .... 5,750 6,097,036
Series 2022EE , RB , 5.00% , 06/15/39 .... 6,250 7,029,031
Series 2021AA-2 , RB , 3.00% , 06/15/40 ... 8,470 7,623,912
Series 2019EE-2 , RB , 4.00% , 06/15/40 ... 6,500 6,519,786
Series 2020AA , RB , 4.00% , 06/15/40 .... 7,295 7,319,330
Series 2018DD-2 , RB , 5.00% , 06/15/40 ... 2,500 2,621,820
Series 2018FF , RB , 5.00% , 06/15/40 .... 7,935 8,382,202
Series 2019EE-2 , RB , 5.00% , 06/15/40 ... 2,010 2,156,418
Series 2020AA , RB , 5.00% , 06/15/40 .... 2,480 2,676,915
Series 2018EE , RB , 5.00% , 06/15/40 .... 6,650 6,974,040
Series 2020FF , RB , 4.00% , 06/15/41 .... 1,000 1,004,671
Series 2020DD-3 , RB , 4.00% , 06/15/41 ... 6,955 6,987,484
Series 2019FF-2 , RB , 4.00% , 06/15/41 ... 4,590 4,594,125
Series 2020FF , RB , 5.00% , 06/15/41 .... 1,000 1,085,833
Series 2021BB-2 , RB , 4.00% , 06/15/42 ... 12,505 12,525,234
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 3,420 3,425,534
Series 2020CC-2 , RB , 4.00% , 06/15/42 ... 11,000 10,996,920
Series 2020EE , RB , 4.00% , 06/15/42 .... 5,000 5,009,538
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 4,500 4,508,584
Series DD-1 , RB , VRDN ( TD Bank NA SBPA ),
3.80% , 09/03/24
(b)
............... 15,000 15,000,000
Series 2021AA-2 , RB , 4.00% , 06/15/43 ... 10,000 10,012,808
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 10,695 9,078,138
Series 2011FF-2 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 4.00% , 09/03/24
(b)
42,000 42,000,000
Series 2022BB-1 , RB , 4.00% , 06/15/45 ... 5,450 5,450,673
Series 2022EE , RB , 4.00% , 06/15/45 .... 5,000 5,000,667
Series 2022EE , RB , 5.00% , 06/15/45 .... 28,895 31,042,597
Series 2013AA-2 , RB , VRDN ( Barclays Bank
plc SBPA ), 2.93% , 09/05/24
(b)
....... 20,500 20,500,000
Series 2017AA , RB , 4.00% , 06/15/46 .... 3,275 3,271,085
Series BB-1 , RB , 4.00% , 06/15/46 ...... 5,000 4,979,621
Series 2023DD , RB , 4.13% , 06/15/46 .... 3,500 3,480,479
Series CC-1 , RB , 5.00% , 06/15/46 ...... 14,800 15,190,992
Series 2023DD , RB , 5.25% , 06/15/46 .... 5,000 5,583,524
Series 2013BB , RB , 4.00% , 06/15/47 .... 18,165 17,661,410
Series 2023DD , RB , 4.13% , 06/15/47 .... 5,000 4,965,440
Series 2023AA-3 , RB , 5.00% , 06/15/47 ... 2,595 2,824,051
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017DD , RB , 5.00% , 06/15/47 .... USD 19,590 $ 20,234,184
Series 2024BB-2 , RB , 5.25% , 06/15/47 ... 43,315 48,475,831
Series 2017DD , RB , 5.25% , 06/15/47 .... 7,735 8,048,695
Series 2016AA-1 , RB , VRDN ( Bank of
America NA SBPA ), 3.90% , 09/03/24
(b)
. 8,025 8,025,000
Series DD-1 , RB , 4.00% , 06/15/48 ...... 8,830 8,626,356
Series DD-1 , RB , 5.00% , 06/15/48 ...... 40,855 42,407,988
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 28,230 29,140,237
Series 2020GG-1 , RB , 5.00% , 06/15/48 .. 18,695 19,852,181
Series 2022AA-1 , RB , 5.00% , 06/15/48 ... 9,040 9,683,304
Series 2014AA-3 , RB , VRDN ( TD Bank NA
SBPA ), 3.80% , 09/03/24
(b)
.......... 30,000 30,000,000
Series 2020CC-1 , RB , 4.00% , 06/15/49 ... 7,930 7,745,612
Series 2019DD-1 , RB , 4.00% , 06/15/49 ... 3,860 3,764,406
Series 2019FF-1 , RB , 4.00% , 06/15/49 ... 10,000 9,767,480
Series 2020BB-1 , RB , 4.00% , 06/15/49 ... 12,000 11,720,976
Series 2020CC-1 , RB , 5.00% , 06/15/49 ... 1,500 1,588,702
Series 2020BB-1 , RB , 5.00% , 06/15/49 ... 31,975 33,865,842
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 3,500 3,694,342
Series 2021BB-1 , RB , 3.00% , 06/15/50 ... 8,780 6,942,537
Series 2015BB-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.90% , 09/03/24
(b)
....... 6,070 6,070,000
Series AA-1 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 4.00% , 09/03/24
(b)
... 4,630 4,630,000
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 11,500 11,276,346
Series 2021AA-1 , RB , 4.00% , 06/15/50 ... 15,500 15,198,553
Series 2020GG-1 , RB , 5.00% , 06/15/50 .. 8,445 8,950,463
Series BB , RB , VRDN ( TD Bank NA SBPA ),
2.91% , 09/05/24
(b)
............... 19,225 19,225,000
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 1,750 1,712,459
Series 2022AA-1 , RB , 4.00% , 06/15/51 ... 8,250 8,073,023
Series 2021CC-1 , RB , 5.00% , 06/15/51 ... 5,530 5,909,298
Series 2023CC , RB , VRDN ( Barclays Bank
plc SBPA ), 3.90% , 09/03/24
(b)
....... 51,770 51,770,000
Series 2024CC-1 , RB , 5.25% , 06/15/54 ... 21,275 23,710,715
Series 2024BB-1 , RB , 5.25% , 06/15/54 ... 21,290 23,623,539
New York City Transitional Finance Authority
Series 2013A-6 , RB , 5.00% , 08/01/27 .... 2,420 2,592,619
Series 2024D-1 , RB , 5.00% , 11/01/29 .... 8,075 9,039,591
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 20,000 22,852,856
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 8,000 9,344,534
Series 2024D-1 , RB , 5.00% , 11/01/34 .... 10,000 11,724,026
Series 2024B , RB , 5.00% , 05/01/35 ..... 5,000 5,785,869
Series 2024D-1 , RB , 5.00% , 11/01/35 .... 10,000 11,617,860
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/36 ................ 4,920 5,721,383
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/36 ................ 2,600 3,023,495
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 5,200 6,011,234
Series 2024D-1 , RB , 5.00% , 11/01/37 .... 7,500 8,633,073
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/38 ................ 11,000 12,667,652
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/38 ................ 10,105 11,636,965
Series 2024B , RB , 5.00% , 05/01/39 ..... 1,500 1,700,336
Series 2024D-1 , RB , 5.00% , 11/01/39 .... 5,850 6,667,595
Series F-1 , RB , 4.00% , 02/01/40 ....... 16,730 16,602,491
Series 2024B , RB , 5.00% , 05/01/40 ..... 2,500 2,825,775
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,000 4,463,998
Series 2024B , RB , 5.00% , 05/01/43 ..... 3,000 3,332,750
Series 2024B , RB , 5.50% , 05/01/44 ..... 2,000 2,297,804
Series 2024F-1 , RB , 5.00% , 02/01/45 .... 8,045 8,881,489
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 11,000 12,168,913
Series 2024F-1 , RB , 5.00% , 02/01/47 .... 30,090 32,899,425

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024G-1 , RB , 5.00% , 05/01/47 .... USD 12,250 $ 13,418,737
Series 2024B , RB , 5.50% , 05/01/47 ..... 2,500 2,836,492
Series 2024F-1 , RB , 5.00% , 02/01/48 .... 9,575 10,447,604
Series 2024C , RB , 5.25% , 05/01/48 ..... 6,855 7,613,818
Series 2024G, Sub-Series G-1 , RB ,
5.25% , 05/01/49 ................ 2,405 2,679,636
Series 2024G-1 , RB , 5.00% , 05/01/52 .... 3,400 3,696,885
Series 2024B , RB , 4.38% , 05/01/53 ..... 25,000 25,381,678
New York City Transitional Finance Authority
Building Aid
Series 2019S-2A , RB , 5.00% , 07/15/25
( SAW ) ....................... 2,465 2,512,503
Series 2018S-4A , RB , 5.00% , 07/15/25
( SAW ) ....................... 1,850 1,888,866
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 3,000 3,175,903
Series 2015S-1 , RB , 5.00% , 07/15/31 ( SAW ) 11,050 11,134,687
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 8,295 8,924,508
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 2,500 2,689,725
Series S-2 , RB , 5.00% , 07/15/31 ( SAW ) .. 2,025 2,133,551
Series 2016S-1 , RB , 5.00% , 07/15/32 ( SAW ) 5,000 5,123,109
Series 2022S-1A , RB , 5.00% , 07/15/32
( SAW ) ....................... 1,500 1,705,629
Series 2018S-4A , RB , 5.00% , 07/15/32
( SAW ) ....................... 2,750 2,950,019
Series 2022S-1A , RB , 5.00% , 07/15/33
( SAW ) ....................... 6,250 7,088,311
Series 2015S-2 , RB , 5.00% , 07/15/33 ( SAW ) 2,000 2,034,608
Series 2022S-1A , RB , 4.00% , 07/15/34
( SAW ) ....................... 1,000 1,052,722
Series 2015S-2 , RB , 5.00% , 07/15/34 ( SAW ) 7,500 7,627,842
Series 2019S-2A , RB , 5.00% , 07/15/34
( SAW ) ....................... 3,000 3,206,944
Series 2022S-1A , RB , 4.00% , 07/15/35
( SAW ) ....................... 16,175 16,904,973
Series 2015S-2 , RB , 5.00% , 07/15/35 ( SAW ) 1,500 1,524,922
Series 2015S-1 , RB , 5.00% , 07/15/35 ( SAW ) 1,500 1,510,558
Series 2019S-3A , RB , 5.00% , 07/15/35
( SAW ) ....................... 5,000 5,335,382
Series 2019S-2A , RB , 5.00% , 07/15/35
( SAW ) ....................... 3,000 3,201,229
Series S-1 , RB , 5.00% , 07/15/35 ( SAW ) .. 8,425 8,833,833
Series 2019S-2A , RB , 4.00% , 07/15/36
( SAW ) ....................... 2,000 2,033,146
Series 2015S-1 , RB , 5.00% , 07/15/36 ( SAW ) 10,000 10,068,550
Series 2019S-3A , RB , 5.00% , 07/15/36
( SAW ) ....................... 5,000 5,319,241
Series 2015S-2 , RB , 5.00% , 07/15/36 ( SAW ) 1,500 1,524,276
Series 2018S-4A , RB , 5.00% , 07/15/37
( SAW ) ....................... 5,200 5,519,857
Series 2019S-3A , RB , 5.00% , 07/15/37
( SAW ) ....................... 1,000 1,061,511
Series 2022S-1A , RB , 3.00% , 07/15/38
( SAW ) ....................... 9,000 8,292,482
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 2,500 2,528,395
Series 2015S-2 , RB , 5.00% , 07/15/40 ( SAW ) 6,240 6,330,796
Series 2015S-1 , RB , 5.00% , 07/15/40 ( SAW ) 1,730 1,740,652
Series 2015S-1 , RB , 5.00% , 07/15/43 ( SAW ) 2,170 2,182,167
Series 2018S-3 , RB , 5.00% , 07/15/43 ( SAW ) 6,250 6,555,478
Series 2016S-1 , RB , 5.00% , 07/15/43 ( SAW ) 9,900 10,071,869
Series 2019S-1 , RB , 5.00% , 07/15/43 ( SAW ) 10,710 11,233,466
Series 2020S-1 , RB , 3.00% , 07/15/49 ( SAW ) 1,375 1,081,678
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured
Series 2021F-1 , RB , 5.00% , 11/01/25 .... USD 17,475 $ 17,950,194
Series 2023E-1 , RB , 5.00% , 11/01/25 .... 14,775 15,176,774
Series C , RB , 5.00% , 11/01/25 ......... 2,075 2,131,425
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 2,240 2,356,060
Series C , RB , 5.00% , 11/01/26 ......... 4,355 4,580,643
Series 2014C , RB , 5.00% , 11/01/26 ..... 1,050 1,053,022
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 1,210 1,272,693
Series 2020B-1 , RB , 5.00% , 11/01/26 .... 1,245 1,309,507
Series 2022B-1 , RB , 5.00% , 08/01/27 .... 2,960 3,171,138
Series 2015B-1 , RB , 5.00% , 08/01/27 .... 1,070 1,073,080
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 4,620 4,977,148
Series 2022D-1 , RB , 5.00% , 11/01/27 .... 5,000 5,386,524
Series 2021A , RB , 5.00% , 11/01/27 ..... 3,920 4,223,035
Series 2015C , RB , 5.00% , 11/01/27 ..... 4,005 4,060,086
Series 2015B-1 , RB , 5.00% , 08/01/28 .... 3,415 3,424,829
Series 2016A-1 , RB , 5.00% , 08/01/28 .... 2,400 2,445,398
Series 2021A , RB , 5.00% , 11/01/28 ..... 3,000 3,304,340
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 12,010 13,228,376
Series 2021F-1 , RB , 5.00% , 11/01/28 .... 19,530 21,511,256
Series 2018-1 , RB , 5.00% , 11/01/28 ..... 6,000 6,384,924
Series C , RB , 5.00% , 11/01/28 ......... 1,000 1,023,976
Series 2016A-1 , RB , 5.00% , 08/01/29 .... 5,000 5,094,580
Series 2013A-6 , RB , 5.00% , 08/01/29 .... 5,560 6,197,405
Series 2015A-1 , RB , 5.00% , 08/01/29 .... 3,040 3,048,749
Series 2023E-1 , RB , 5.00% , 11/01/29 .... 9,700 10,858,704
Series 2021A , RB , 5.00% , 11/01/29 ..... 7,715 8,636,588
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 6,860 7,679,454
Series C , RB , 5.00% , 11/01/29 ......... 7,270 7,660,543
Series 2016E-1 , RB , 5.00% , 02/01/30 .... 1,440 1,479,925
Series 2018B-1 , RB , 5.00% , 08/01/30 .... 1,000 1,057,301
Series 2023B-1 , RB , 5.00% , 11/01/30 .... 4,000 4,516,976
Series 2016E-1 , RB , 5.00% , 02/01/31 .... 1,000 1,026,887
Series 2015E-1 , RB , 5.00% , 02/01/31 .... 2,250 2,267,980
Series 2017F-1 , RB , 5.00% , 05/01/31 .... 5,000 5,253,856
Series 2021C-1 , RB , 5.00% , 05/01/31 .... 3,500 3,958,408
Series 2016A-1 , RB , 5.00% , 08/01/31 .... 1,300 1,322,941
Series B , RB , 5.00% , 08/01/31 ......... 3,500 3,625,872
Series 2017E-1 , RB , 5.00% , 02/01/32 .... 3,100 3,238,640
Series 2017F-1 , RB , 5.00% , 05/01/32 .... 3,250 3,410,439
Series 2017A-1 , RB , 5.00% , 05/01/32 .... 3,380 3,483,496
Series B , RB , 5.00% , 08/01/32 ......... 1,760 1,821,637
Series 2022D-1 , RB , 5.00% , 11/01/32 .... 5,025 5,797,425
Series 2021A , RB , 5.00% , 11/01/32 ..... 3,035 3,416,809
Series 2015E-1 , RB , 5.00% , 02/01/33 .... 1,710 1,723,383
Series 2017E-1 , RB , 5.00% , 02/01/33 .... 1,000 1,043,733
Series 2018C-2 , RB , 5.00% , 05/01/33 .... 13,990 14,922,485
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,053,368
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 3,570 3,760,525
Series 2021F-1 , RB , 5.00% , 11/01/33 .... 2,500 2,824,042
Series 2022A-1 , RB , 5.00% , 11/01/33 .... 3,000 3,415,196
Series 2021A , RB , 5.00% , 11/01/33 ..... 3,055 3,424,080
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 4,595 4,793,287
Series 2016E-1 , RB , 5.00% , 02/01/34 .... 5,430 5,564,630
Series 2015E-1 , RB , 5.00% , 02/01/34 .... 1,000 1,007,703
Series 2024A-1 , RB , 5.00% , 05/01/34 .... 6,000 6,955,702
Series 2017A-1 , RB , 5.00% , 05/01/34 .... 3,010 3,097,233
Series 2019A-1 , RB , 5.00% , 08/01/34 .... 2,030 2,169,094
Series 2015B-1 , RB , 5.00% , 08/01/34 .... 4,795 4,808,800
Series 2015A-1 , RB , 5.00% , 08/01/34 .... 1,000 1,002,878
Series B-1 , RB , 5.00% , 08/01/34 ....... 1,000 1,068,519
Series 2019C-1 , RB , 5.00% , 11/01/34 .... 4,000 4,322,157
Series 2022A-1 , RB , 5.00% , 11/01/34 .... 5,335 6,044,023
Series 2020B-1 , RB , 5.00% , 11/01/34 .... 1,000 1,089,591

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015E-1 , RB , 5.00% , 02/01/35 .... USD 2,630 $ 2,649,719
Series 2020A-2 , RB , 5.00% , 05/01/35 .... 1,235 1,331,654
Series 2018B-1 , RB , 4.00% , 08/01/35 .... 1,605 1,634,917
Series 2015B-1 , RB , 5.00% , 08/01/35 .... 7,000 7,020,147
Series 2016A-1 , RB , 5.00% , 08/01/35 .... 1,670 1,697,659
Series B-1 , RB , 5.00% , 08/01/35 ....... 3,000 3,197,583
Series 2018A-2 , RB , 5.00% , 08/01/35 .... 2,165 2,275,194
Series B-1 , RB , 5.00% , 11/01/35 ....... 2,475 2,526,924
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 8,500 9,220,899
Series 2020C-1 , RB , 4.00% , 05/01/36 .... 5,000 5,189,659
Series 2021C-1 , RB , 4.00% , 05/01/36 .... 5,000 5,189,660
Series 2020A-2 , RB , 5.00% , 05/01/36 .... 5,000 5,375,346
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 3,210 3,354,998
Series B , RB , 5.00% , 08/01/36 ......... 9,000 9,281,354
Series 2013C-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 4.00% , 09/03/24
(b)
4,170 4,170,000
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 5,005 5,213,566
Series 2014B-1 , RB , 5.00% , 11/01/36 .... 210 210,604
Series 2021A , RB , 5.00% , 11/01/36 ..... 16,345 18,057,582
Series 2016E-1 , RB , 5.00% , 02/01/37 .... 5,135 5,251,599
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 2,685 2,791,365
Series 2017F-1 , RB , 4.00% , 05/01/37 .... 6,935 7,015,733
Series 2020C-1 , RB , 4.00% , 05/01/37 .... 4,750 4,904,494
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 11,385 12,558,256
Series 2020A-2 , RB , 5.00% , 05/01/37 .... 2,500 2,684,031
Series B , RB , 4.00% , 08/01/37 ......... 1,080 1,085,417
Series 2019A-1 , RB , 5.00% , 08/01/37 .... 1,560 1,657,401
Series 2016A-1 , RB , 5.00% , 08/01/37 .... 2,500 2,538,245
Series B-1 , RB , 5.25% , 08/01/37 ....... 3,000 3,220,322
Series 2021A , RB , 3.00% , 11/01/37 ..... 2,000 1,872,065
Series 2019C-1 , RB , 4.00% , 11/01/37 .... 11,000 11,249,255
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 3,375 3,878,360
Series 2023B-1 , RB , 5.25% , 11/01/37 .... 2,000 2,298,287
Series 2020C-1 , RB , 4.00% , 05/01/38 .... 9,000 9,230,700
Series 2024A-1 , RB , 5.00% , 05/01/38 .... 1,000 1,135,238
Series 2023A-1 , RB , 4.00% , 08/01/38 .... 1,500 1,546,529
Series 2015A-1 , RB , 5.00% , 08/01/38 .... 750 752,159
Series B , RB , 5.00% , 08/01/38 ......... 9,000 9,267,864
Series 2021D-1 , RB , 4.00% , 11/01/38 .... 11,875 12,153,495
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 1,016,905
Series 2023B-1 , RB , 5.25% , 11/01/38 .... 1,000 1,144,878
Series 2021E-1 , RB , 4.00% , 02/01/39 .... 3,000 3,054,683
Series 2022C-1 , RB , 4.00% , 02/01/39 .... 2,960 3,021,300
Series 2020C-1 , RB , 4.00% , 05/01/39 .... 3,285 3,341,648
Series 2024A-1 , RB , 5.00% , 05/01/39 .... 2,005 2,260,140
Series 2020A-2 , RB , 5.00% , 05/01/39 .... 3,385 3,611,906
Series 2017F-1 , RB , 5.00% , 05/01/39 .... 11,400 11,863,265
Series C-3 , RB , 5.00% , 05/01/39 ....... 7,015 7,387,999
Series 2022B-1 , RB , 4.00% , 08/01/39 .... 6,500 6,621,791
Series 2015B-1 , RB , 5.00% , 08/01/39 .... 3,300 3,309,498
Series 2021A , RB , 3.00% , 11/01/39 ..... 2,000 1,817,995
Series 2019C-1 , RB , 4.00% , 11/01/39 .... 10,135 10,257,123
Series 2021D-1 , RB , 4.00% , 11/01/39 .... 4,000 4,067,950
Series 2023E-1 , RB , 5.00% , 11/01/39 .... 16,135 18,188,213
Series 2021E-1 , RB , 4.00% , 02/01/40 .... 2,500 2,529,901
Series 2022F-1 , RB , 5.00% , 02/01/40 .... 1,350 1,495,931
Series 2017E-1 , RB , 5.00% , 02/01/40 .... 7,500 7,761,806
Series 2016E-1 , RB , 5.00% , 02/01/40 .... 4,150 4,239,048
Series 2021C-1 , RB , 4.00% , 05/01/40 .... 5,000 5,054,976
Series 2020C-1 , RB , 4.00% , 05/01/40 .... 1,000 1,010,995
Series 2024A-1 , RB , 5.00% , 05/01/40 .... 2,000 2,248,337
Series C-3 , RB , 5.00% , 05/01/40 ....... 6,260 6,578,138
Series 2017A-1 , RB , 5.00% , 05/01/40 .... 3,200 3,280,196
Series 2018A-3 , RB , 5.00% , 08/01/40 .... 5,000 5,211,798
Series 2019C-1 , RB , 4.00% , 11/01/40 .... 18,370 18,485,896
Security
Par (000)
Par (000) Value
New York (continued)
Series 2014B-1 , RB , 5.00% , 11/01/40 .... USD 40,140 $ 40,255,527
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,665 4,040,965
Series 2015E-1 , RB , 5.00% , 02/01/41 .... 15,650 15,741,673
Series 2020A-3 , RB , 4.00% , 05/01/41 .... 25,880 25,979,009
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 2,000 2,013,120
Series C-3 , RB , 5.00% , 05/01/41 ....... 2,000 2,095,956
Series 2016 , RB , VRDN ( Bank of America NA
SBPA ), 3.90% , 09/03/24
(b)
.......... 1,600 1,600,000
Series 2019A-1 , RB , 4.00% , 08/01/41 .... 2,000 2,004,419
Series 2018A-3 , RB , 5.00% , 08/01/41 .... 5,000 5,200,945
Series 2020B-1 , RB , 4.00% , 11/01/41 .... 1,000 1,004,321
Series 2022C-1 , RB , 4.00% , 02/01/42 .... 4,230 4,247,138
Series 2021E-1 , RB , 4.00% , 02/01/42 .... 5,000 5,017,837
Series 2020A-3 , RB , 4.00% , 05/01/42 .... 10,795 10,803,189
Series C-3 , RB , 4.00% , 05/01/42 ....... 5,780 5,785,414
Series 2021C-1 , RB , 4.00% , 05/01/42 .... 7,770 7,794,500
Series 2018B-1 , RB , 4.00% , 08/01/42 .... 4,155 4,129,349
Series 2018A-3 , RB , 4.00% , 08/01/42 .... 4,750 4,720,675
Series 2022B-1 , RB , 4.00% , 08/01/42 .... 7,710 7,734,683
Series 2019A-1 , RB , 5.00% , 08/01/42 .... 3,040 3,188,388
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 6,425 7,208,083
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 9,540 9,546,204
Series 2020B-1 , RB , 4.00% , 11/01/42 .... 5,750 5,754,125
Series 2021E-1 , RB , 4.00% , 02/01/43 .... 4,000 4,001,211
Series 2017E-1 , RB , 5.00% , 02/01/43 .... 2,820 2,907,724
Series 2022F-1 , RB , 5.00% , 02/01/43 .... 1,000 1,092,551
Series 2021C-1 , RB , 4.00% , 05/01/43 .... 5,000 5,000,368
Series C-3 , RB , 4.00% , 05/01/43 ....... 5,000 4,986,050
Series 2020A-3 , RB , 4.00% , 05/01/43 .... 2,955 2,935,245
Series 2021D-1 , RB , 4.00% , 11/01/43 .... 13,000 13,002,191
Series 2017E-1 , RB , 4.00% , 02/01/44 .... 2,195 2,161,194
Series 2017F-1 , RB , 4.00% , 05/01/44 .... 1,000 982,266
Series 2020A-3 , RB , 4.00% , 05/01/44 .... 11,000 10,863,293
Series 2015E-4 , RB , VRDN ( Bank of America
NA SBPA ), 3.90% , 09/03/24
(b)
....... 35,410 35,410,000
Series 2015E-3 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 4.00% , 09/03/24
(b)
41,770 41,770,000
Series 2023F-1 , RB , 5.00% , 02/01/45 .... 20,000 21,890,850
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 5,250 5,207,676
Series 2019A-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 4.00% , 09/03/24
(b)
53,285 53,285,000
Series 2022B-1 , RB , 4.00% , 08/01/45 .... 18,165 17,996,020
Series 2022B-1 , RB , 5.00% , 08/01/45 .... 16,000 17,279,304
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 3,500 3,622,191
Series 2023A-1 , RB , 5.00% , 08/01/45 .... 3,140 3,421,642
Series 2020B-1 , RB , 4.00% , 11/01/45 .... 31,680 31,061,847
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 7,650 8,656,705
Series 2021E-1 , RB , 4.00% , 02/01/46 .... 30,580 30,261,677
Series 2022C-1 , RB , 4.00% , 02/01/47 .... 26,305 26,005,412
Series 2020B-1 , RB , 4.00% , 11/01/47 .... 4,000 3,920,266
Series 2021D-1 , RB , 4.00% , 11/01/47 .... 8,725 8,625,874
Series 2023A-1 , RB , 4.00% , 08/01/48 .... 14,595 14,409,149
Series 2022B-1 , RB , 4.00% , 08/01/48 .... 1,750 1,727,716
Series 2023D-1 , RB , 5.25% , 11/01/48 .... 17,985 19,790,359
Series 2021E-1 , RB , 4.00% , 02/01/49 .... 1,000 981,860
Series 2021D-1 , RB , 3.00% , 11/01/50 .... 3,675 2,876,385
Series 2021E-1 , RB , 3.00% , 02/01/51 .... 2,000 1,556,356
Series 2022F-1 , RB , 4.00% , 02/01/51 .... 5,425 5,292,139
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 7,245 7,067,566
Series 2022C-1 , RB , 5.00% , 02/01/51 .... 10,000 10,706,143
Series 2024A-1 , RB , 4.00% , 05/01/53 .... 3,000 2,914,003
New York Convention Center Development Corp.
Series 2015 , RB , 5.00% , 11/15/40 ...... 1,500 1,516,651
Series 2015 , RB , 5.00% , 11/15/45 ...... 1,000 1,008,207
Series A , RB , 0.00% , 11/15/47
(a)
........ 2,500 843,576

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series A , RB , 0.00% , 11/15/55
(a)
........ USD 2,500 $ 565,161
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/28 ( AGM ) 1,000 1,102,383
Series 2022A , RB , 5.00% , 11/15/32 ( AGM ) 1,000 1,152,583
Series 2022A , RB , 4.00% , 11/15/37 ( AGM ) 500 524,465
Series 2022A , RB , 4.00% , 11/15/41 ( AGM ) 2,000 2,042,891
Series 2020A , RB , 4.00% , 11/15/45 ..... 10,555 10,500,080
Series 2020A , RB , 4.00% , 11/15/50 ..... 32,950 32,281,362
Series 2022A , RB , 4.00% , 11/15/52 ( AGM ) 12,825 12,580,337
Series 2020A , RB , 4.00% , 11/15/55 ..... 9,090 8,938,600
Series 2020A , RB , 3.25% , 11/15/60 ..... 1,000 773,976
Series 2020A , RB , 4.00% , 11/15/60 ..... 18,210 17,683,902
Series 2022A , RB , 4.00% , 11/15/61 ( AGM ) 5,000 4,827,121
New York State Dormitory Authority
Series 2016D , RB , 5.00% , 02/15/25 ..... 1,525 1,539,855
Series 2017A , RB , 5.00% , 02/15/25 ..... 1,640 1,655,975
Series 2017B-1 , RB , 5.00% , 02/15/25 .... 2,525 2,549,596
Series 2019D , RB , 5.00% , 02/15/25 ..... 1,245 1,257,128
Series 2015B , RB , 5.00% , 02/15/25 ..... 1,190 1,201,592
Series 2019A , RB , 5.00% , 03/15/25 ..... 1,000 1,011,794
Series 2015A , RB , 5.00% , 03/15/25 ..... 7,005 7,089,713
Series 2019D , RB , 5.00% , 02/15/26 ..... 5,020 5,197,089
Series 2016D , RB , 5.00% , 02/15/26 ..... 5,000 5,173,119
Series 2015A , RB , 5.00% , 03/15/26 ..... 4,030 4,077,531
Series 2005B , RB , 5.50% , 03/15/26 ( AMBAC ) 1,105 1,154,524
Series 2015A , RB , 5.00% , 03/15/27 ..... 1,365 1,381,099
Series 2005B , RB , 5.50% , 03/15/27 ( AMBAC ) 2,335 2,509,005
Series 1998A , RB , 5.75% , 07/01/27 ( NPFGC ) 235 247,092
Series 2015B , RB , 5.00% , 03/15/28 ..... 2,000 2,041,678
Series 2015A , RB , 5.00% , 03/15/28 ..... 3,500 3,541,280
Series 2018A , RB , 5.00% , 03/15/28 ..... 5 5,423
Series 2005B , RB , 5.50% , 03/15/28 ( AMBAC ) 6,505 7,169,853
Series 2024A , RB , 5.00% , 07/01/28 ..... 25,000 26,998,545
Series 2017B-2 , RB , 5.00% , 02/15/29 .... 11,700 12,371,836
Series 2019D , RB , 5.00% , 02/15/29 ..... 9,705 10,728,171
Series 2019A , RB , 5.00% , 03/15/29 ..... 2,510 2,779,287
Series 2022A , RB , 5.00% , 03/15/29 ..... 5,000 5,536,428
Series 2020A , RB , 5.00% , 03/15/29 ..... 7,950 8,802,920
Series 2018E , RB , 5.00% , 03/15/29 ..... 5,200 5,631,507
Series 2017A , RB , 5.00% , 02/15/30 ..... 4,000 4,182,912
Series 2016A , RB , 5.00% , 03/15/30 ..... 5,910 6,148,540
Series 2022A , RB , 5.00% , 03/15/30 ..... 5,000 5,608,165
Series 2023A , RB , 5.00% , 03/15/30 ..... 17,535 19,667,833
Series 2020A , RB , 5.00% , 03/15/30 ..... 5,000 5,608,165
Series 2015A , RB , 5.00% , 03/15/30 ..... 2,700 2,729,638
Series 2021E , RB , 5.00% , 03/15/30 ..... 19,205 21,540,960
Series 2021A , RB , 5.00% , 03/15/30 ..... 9,965 11,177,072
Series 2019A , RB , 5.00% , 10/01/30 ( SAW ) 1,000 1,057,380
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 2,000 2,107,106
Series 2015B , RB , 5.00% , 02/15/31 ..... 8,935 9,015,707
Series 2017A , RB , 5.00% , 02/15/31 ..... 5,000 5,221,646
Series 2023A , RB , 5.00% , 03/15/31 ..... 31,125 35,383,893
Series 2018A , RB , 5.00% , 03/15/31 ..... 3,265 3,490,029
Series 2024A , RB , 5.00% , 03/15/31 ..... 2,570 2,921,658
Series 2022A , RB , 5.00% , 03/15/31 ..... 10,000 11,368,319
Series 2019A , RB , 5.00% , 03/15/31 ..... 1,200 1,310,475
Series 2015B , RB , 5.00% , 03/15/31 ..... 1,800 1,833,959
Series 2015E , RB , 5.00% , 03/15/31 ..... 24,195 24,693,620
Series 2017A , RB , 5.00% , 02/15/32 ..... 7,050 7,354,647
Series 2017B-2 , RB , 5.00% , 02/15/32 .... 1,200 1,262,654
Series 2015A , RB , 4.00% , 03/15/32 ..... 10,000 10,059,674
Series 2015B , RB , 5.00% , 03/15/32 ..... 3,130 3,188,410
Series 2020A , RB , 5.00% , 03/15/32 ..... 6,205 6,966,479
Series 2018A , RB , 5.00% , 03/15/32 ..... 4,815 5,173,943
Series 2015E , RB , 5.00% , 03/15/32 ..... 300 306,029
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024A , RB , 5.00% , 03/15/32 ..... USD 5,565 $ 6,404,908
Series 2015B , RB , 5.00% , 02/15/33 ..... 5,000 5,043,590
Series 2017B-2 , RB , 5.00% , 02/15/33 .... 2,000 2,102,055
Series 2019D , RB , 5.00% , 02/15/33 ..... 2,205 2,445,797
Series 2020A , RB , 5.00% , 03/15/33 ..... 12,500 13,997,365
Series 2021E , RB , 5.00% , 03/15/33 ..... 7,050 8,083,219
Series 2018C , RB , 5.00% , 03/15/33 ..... 10,950 11,653,821
Series 2015A , RB , 5.00% , 03/15/33 ..... 2,140 2,162,127
Series 2015B , RB , 5.00% , 03/15/33 ..... 4,840 4,929,330
Series 2023A , RB , 5.00% , 03/15/33 ..... 5,000 5,823,043
Series 2018A , RB , 5.00% , 03/15/33 ..... 6,715 6,984,682
Series 2017A , RB , 5.00% , 03/15/33 ..... 2,000 2,088,087
Series 2015E , RB , 5.25% , 03/15/33 ..... 2,305 2,356,665
Series 2023A-2 , RB , 5.00% , 09/15/33 .... 14,690 17,136,477
Series 2014E , RB , 4.00% , 02/15/34 ..... 1,445 1,448,299
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 5,000 5,251,580
Series 2015B , RB , 5.00% , 02/15/34 ..... 6,120 6,172,536
Series 2019D , RB , 5.00% , 02/15/34 ..... 21,700 24,018,079
Series 2020A , RB , 4.00% , 03/15/34 ..... 15,620 16,289,145
Series 2015E , RB , 5.00% , 03/15/34 ..... 5,000 5,097,915
Series 2019A , RB , 5.00% , 03/15/34 ..... 2,040 2,211,101
Series 2017A , RB , 5.00% , 03/15/34 ..... 2,000 2,084,367
Series 2015B , RB , 5.00% , 03/15/34 ..... 4,635 4,719,598
Series 2023A , RB , 5.00% , 03/15/34 ..... 7,515 8,718,006
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,153,707
Series 2015E , RB , 3.25% , 03/15/35 ..... 25,000 24,504,915
Series 2020A , RB , 4.00% , 03/15/35 ..... 5,000 5,190,632
Series 2021A , RB , 5.00% , 03/15/35 ..... 10,210 11,415,784
Series 2021E , RB , 5.00% , 03/15/35 ..... 14,000 15,919,750
Series 2015A , RB , 5.00% , 03/15/35 ..... 1,000 1,009,915
Series 2017A , RB , 5.00% , 03/15/35 ..... 5,000 5,204,152
Series 2018E , RB , 5.00% , 03/15/35 ..... 10,190 10,912,233
Series 2023A-1 , RB , 5.00% , 03/15/35 .... 16,170 18,725,770
Series 2022A , RB , 5.00% , 10/01/35 ( BAM ) 6,060 6,754,896
Series 2017B-2 , RB , 5.00% , 02/15/36 .... 2,020 2,115,343
Series 2017A , RB , 5.00% , 02/15/36 ..... 1,500 1,574,588
Series 2018A , RB , 5.00% , 03/15/36 ..... 5,005 5,312,469
Series 2016A , RB , 5.00% , 03/15/36 ..... 10,500 10,869,099
Series 2021A , RB , 5.00% , 03/15/36 ..... 10,000 11,113,676
Series 2019A , RB , 5.00% , 03/15/36 ..... 7,000 7,543,381
Series 2017A , RB , 4.00% , 07/01/36 ..... 5,000 5,035,410
Series 2016A , RB , 5.00% , 07/01/36 ..... 1,275 1,323,040
Series 2019D , RB , 4.00% , 02/15/37 ..... 2,500 2,560,643
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 6,215 6,500,969
Series 2015B , RB , 5.00% , 02/15/37 ..... 2,855 2,877,594
Series 2020A , RB , 4.00% , 03/15/37 ..... 9,750 10,006,016
Series 2021E , RB , 4.00% , 03/15/37 ..... 11,000 11,399,372
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,505 1,616,998
Series 2018A , RB , 4.00% , 07/01/37 ..... 14,710 14,899,115
Series 2024A , RB , 5.00% , 10/01/37 ( AGM,
SAW ) ....................... 650 739,361
Series 2019D , RB , 4.00% , 02/15/38 ..... 2,000 2,041,448
Series 2017B , RB , 5.00% , 02/15/38 ..... 1,960 2,047,629
Series 2015B , RB , 5.00% , 02/15/38 ..... 1,000 1,007,687
Series 2018E , RB , 5.00% , 03/15/38 ..... 10,000 10,652,277
Series 2019A , RB , 5.00% , 03/15/38 ..... 12,500 13,392,895
Series 2024A , RB , 5.00% , 10/01/38 ( AGM,
SAW ) ....................... 1,000 1,127,168
Series 2018B , RB , 5.00% , 10/01/38 ..... 10,700 11,393,879
Series 2019D , RB , 4.00% , 02/15/39 ..... 4,415 4,483,589
Series 2017B , RB , 5.00% , 02/15/39 ..... 3,000 3,155,422
Series 2021E , RB , 4.00% , 03/15/39 ..... 11,230 11,470,712
Series 2018C , RB , 5.00% , 03/15/39 ..... 1,500 1,580,517
Series 2019A , RB , 5.00% , 03/15/39 ..... 4,250 4,532,440
Series 2023A , RB , 5.00% , 03/15/39 ..... 1,115 1,253,613

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A-1 , RB , 5.00% , 03/15/39 .... USD 10,000 $ 11,282,791
Series 2018A , RB , 5.25% , 03/15/39 ..... 6,100 6,544,444
Series 2016A , RB , 4.00% , 07/01/39 ..... 5,170 5,180,213
Series 2021A , RB , 4.00% , 07/01/39 ..... 4,750 4,824,199
Series 2017A , RB , 5.00% , 07/01/39 ..... 5,200 5,419,656
Series 2009A , RB , VRDN 3.20% , 09/04/24
(b)
50,465 50,465,000
Series 2024A , RB , 5.00% , 10/01/39 ( AGM,
SAW ) ....................... 850 952,455
Series 2016A , RB , 5.00% , 02/15/40 ..... 3,000 3,097,320
Series 2022A , RB , 4.00% , 03/15/40 ..... 6,155 6,220,053
Series 2018E , RB , 5.00% , 03/15/40 ..... 4,000 4,233,580
Series 2021A , RB , 4.00% , 07/01/40 ..... 13,530 13,667,354
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 530 629,345
Series 2016A , RB , 5.00% , 02/15/41 ..... 2,320 2,393,929
Series 2015B , RB , 5.00% , 02/15/41 ..... 3,040 3,060,509
Series 2020A , RB , 3.00% , 03/15/41 ..... 5,000 4,334,327
Series 2021E , RB , 3.00% , 03/15/41 ..... 10,250 8,966,952
Series 2021A , RB , 4.00% , 03/15/41 ..... 3,995 4,015,612
Series 2018E , RB , 5.00% , 03/15/41 ..... 5,000 5,279,024
Series 2022A , RB , 5.00% , 03/15/41 ..... 1,000 1,101,771
Series 2018A , RB , 5.00% , 03/15/41 ..... 3,500 3,673,723
Series 2024A , RB , 5.00% , 03/15/41 ..... 5,500 6,185,658
Series 2018A , RB , 4.00% , 07/01/41 ..... 1,000 1,005,557
Series 2016A , RB , 4.00% , 07/01/41 ..... 1,000 1,000,168
Series 2017B , RB , 5.00% , 02/15/42 ..... 1,000 1,038,144
Series 2015B , RB , 5.00% , 02/15/42 ..... 170 171,132
Series 2020A , RB , 3.00% , 03/15/42 ..... 4,900 4,203,833
Series 2021E , RB , 4.00% , 03/15/42 ..... 5,605 5,611,405
Series 2021A , RB , 4.00% , 03/15/42 ..... 13,515 13,528,629
Series 2018A , RB , 5.00% , 03/15/42 ..... 4,210 4,409,911
Series 2017A , RB , 5.00% , 03/15/42 ..... 1,500 1,546,934
Series 2019A , RB , 5.00% , 07/01/42 ..... 18,785 20,033,445
Series 2018A , RB , 4.00% , 03/15/43 ..... 5,000 4,961,976
Series 2021A , RB , 4.00% , 03/15/43 ..... 10,000 9,948,634
Series 2020A , RB , 4.00% , 03/15/43 ..... 5,000 4,968,051
Series 2017A , RB , 5.00% , 03/15/43 ..... 1,000 1,030,190
Series 2019A , RB , 5.00% , 03/15/43 ..... 2,525 2,659,289
Series 2024A , RB , 5.00% , 03/15/43 ..... 5,050 5,625,136
Series 2017B , RB , 4.00% , 02/15/44 ..... 1,425 1,406,480
Series 2021E , RB , 4.00% , 03/15/44 ..... 17,500 17,321,701
Series 2020A , RB , 4.00% , 03/15/44 ..... 5,000 4,952,669
Series 2018E , RB , 5.00% , 03/15/44 ..... 9,800 10,297,130
Series 2024A , RB , 5.00% , 03/15/44 ..... 2,520 2,798,535
Series 2018A , RB , 5.00% , 03/15/44 ..... 9,000 9,399,661
Series 2017A , RB , 5.00% , 03/15/44 ..... 10,000 10,289,863
Series 2021A , RB , 5.00% , 03/15/44 ..... 10,115 10,921,410
Series 2021E , RB , 4.00% , 03/15/45 ..... 5,000 4,943,888
Series 2024A , RB , 5.00% , 03/15/45 ..... 7,250 8,018,298
Series 2018A , RB , 5.00% , 03/15/45 ..... 6,300 6,570,425
Series 2019A , RB , 5.00% , 03/15/45 ..... 9,695 10,172,459
Series 2019A , RB , 4.00% , 07/01/45 ..... 10,000 9,904,270
Series 2015B , RB , 5.00% , 07/01/45 ..... 8,325 8,479,179
Series 2015A , RB , 5.00% , 10/01/45 ..... 3,500 4,264,872
Series 2020A , RB , 4.00% , 03/15/46 ..... 4,905 4,847,004
Series 2021E , RB , 4.00% , 03/15/46 ..... 11,000 10,877,040
Series 2019A , RB , 5.00% , 03/15/46 ..... 1,300 1,362,566
Series 2024A , RB , 5.00% , 03/15/46 ..... 13,510 14,896,241
Series 2021A , RB , 4.00% , 07/01/46 ..... 3,000 2,945,338
Series A-2 , RB , 5.00% , 10/01/46 ....... 3,000 3,461,230
Series 2019D , RB , 4.00% , 02/15/47 ..... 63,585 62,520,333
Series 2018A , RB , 4.00% , 03/15/47 ..... 6,500 6,379,532
Series 2024A , RB , 4.00% , 03/15/47 ..... 6,490 6,383,352
Series 2019A , RB , 5.00% , 03/15/47 ..... 4,780 5,002,052
Series 2022A , RB , 4.00% , 07/01/47 ..... 940 913,186
Security
Par (000)
Par (000) Value
New York (continued)
Series A , RB , 5.00% , 10/01/47 ......... USD 2,500 $ 3,045,548
Series 2018A , RB , 4.00% , 03/15/48 ..... 950 931,661
Series 2021E , RB , 4.00% , 03/15/48 ..... 7,570 7,446,273
Series 2018E , RB , 5.00% , 03/15/48 ..... 2,800 2,930,196
Series 2015A , RB , 5.00% , 07/01/48 ..... 8,990 9,089,922
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,250 1,323,561
Series 2018A , RB , 5.00% , 10/01/48 ..... 5,500 6,695,904
Series 2019D , RB , 3.00% , 02/15/49 ..... 5,250 4,151,334
Series 2019D , RB , 4.00% , 02/15/49 ..... 3,550 3,482,318
Series 2020A , RB , 3.00% , 03/15/49 ..... 14,820 11,694,913
Series 2022A , RB , 4.00% , 03/15/49 ..... 6,280 6,177,301
Series 2024A , RB , 5.00% , 03/15/49 ..... 18,970 20,747,368
Series 2021A , RB , 5.00% , 03/15/49 ..... 5,645 6,025,368
Series 2019C , RB , 4.00% , 07/01/49 ..... 11,000 10,759,475
Series 2019A , RB , 5.00% , 07/01/49 ..... 27,825 29,434,823
Series 2024A , RB , 5.00% , 03/15/50 ..... 10,000 10,927,654
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,500 1,509,763
Series 2020 , RB , 4.00% , 07/01/50 ...... 5,000 4,825,252
Series 2019B , RB , 5.00% , 07/01/50 ..... 17,920 18,833,859
Series 2020A , RB , 5.00% , 07/01/50 ..... 6,500 6,919,693
Series 2020A , RB , 5.00% , 10/01/50 ..... 1,000 1,221,015
Series 2021E , RB , 3.00% , 03/15/51 ..... 27,350 21,405,836
Series 2024A , RB , 5.00% , 03/15/51 ..... 22,000 24,022,064
Series 2021A , RB , 5.00% , 07/01/51 ..... 5,000 5,326,135
Series 2024A , RB , 5.25% , 03/15/52 ..... 9,485 10,523,636
Series 2020A , RB , 5.00% , 07/01/53 ..... 3,500 3,710,897
Series 2024A , RB , 5.50% , 07/01/54 ..... 37,525 42,930,146
Series 2024A , RB , 5.00% , 03/15/55 ..... 7,000 7,613,124
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/31 ..... 3,055 3,164,259
Series 2016A , RB , 5.00% , 06/15/35 ..... 4,945 5,113,997
Series 2024A , RB , 5.00% , 06/15/38 ..... 2,000 2,337,113
Series 2024A , RB , 5.00% , 06/15/39 ..... 2,000 2,316,957
Series 2015A , RB , 5.00% , 06/15/40 ..... 1,000 1,014,867
Series 2016A , RB , 5.00% , 06/15/41 ..... 2,050 2,109,969
Series 2024A , RB , 5.00% , 06/15/42 ..... 3,000 3,408,739
Series 2017A , RB , 5.00% , 06/15/42 ..... 2,140 2,225,802
Series 2017E , RB , 5.00% , 06/15/42 ..... 5,000 5,200,473
Series 2018B , RB , 5.00% , 06/15/43 ..... 10,000 10,484,043
Series 2016A , RB , 4.00% , 06/15/46 ..... 1,545 1,526,355
Series 2017A , RB , 5.00% , 06/15/46 ..... 16,825 17,405,629
Series 2022A , RB , 4.00% , 06/15/47 ..... 15,000 15,057,167
Series 2017E , RB , 5.00% , 06/15/47 ..... 19,095 19,729,590
Series 2024A , RB , 5.00% , 06/15/47 ..... 5,645 6,286,765
Series 2022B , RB , 5.00% , 09/15/47 ..... 5,000 5,480,963
Series 2018B , RB , 5.00% , 06/15/48 ..... 11,310 11,765,957
Series 2019B , RB , 4.00% , 06/15/49 ..... 2,500 2,484,808
Series 2024A , RB , 5.00% , 06/15/49 ..... 2,115 2,345,377
Series 2020B , RB , 3.00% , 10/15/50 ..... 8,725 6,975,520
New York State Thruway Authority
Series 2022A , RB , 5.00% , 03/15/25 ..... 12,490 12,639,970
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 5,000 5,186,717
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 39,000 41,380,763
Series K , RB , 5.00% , 01/01/28 ......... 3,445 3,467,998
Series 2022A , RB , 5.00% , 03/15/28 ..... 5,005 5,407,672
Series 2022A , RB , 5.00% , 03/15/30 ..... 10,000 11,194,458
Series K , RB , 5.00% , 01/01/31 ......... 4,000 4,023,146
Series 2022A , RB , 5.00% , 03/15/31 ..... 20,000 22,685,384
Series K , RB , 5.00% , 01/01/32 ......... 5,365 5,395,869
Series O , RB , 5.00% , 01/01/33 ........ 6,315 7,215,528
Series L , RB , 5.00% , 01/01/33 ......... 1,000 1,068,901
Series L , RB , 4.00% , 01/01/36 ......... 1,000 1,023,787
Series 2019B , RB , 5.00% , 01/01/36 ..... 2,000 2,198,039
Series 2021A-1 , RB , 4.00% , 03/15/36 .... 2,260 2,341,546
Series 2019B , RB , 4.00% , 01/01/37 ..... 1,750 1,792,488

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019B , RB , 4.00% , 01/01/38 ..... USD 5,500 $ 5,604,698
Series 2019B , RB , 4.00% , 01/01/39 ..... 3,685 3,725,748
Series 2019B , RB , 4.00% , 01/01/40 ( AGM ) 2,000 2,008,812
Series 2019B , RB , 4.00% , 01/01/41 ..... 2,000 1,997,112
Series 2016A , RB , 5.00% , 01/01/41 ..... 1,005 1,024,534
Series 2021A-1 , RB , 4.00% , 03/15/41 .... 7,190 7,206,515
Series N , RB , 4.00% , 01/01/43 ......... 5,660 5,586,031
Series 2022A , RB , 4.00% , 03/15/44 ..... 40,000 39,539,340
Series N , RB , 4.00% , 01/01/45 ......... 4,060 3,990,308
Series 2019B , RB , 4.00% , 01/01/45 ..... 29,555 28,848,751
Series 2021A-1 , RB , 4.00% , 03/15/45 .... 17,080 16,841,556
Series 2019B , RB , 3.00% , 01/01/46 ..... 2,500 2,013,490
Series 2016A , RB , 5.00% , 01/01/46 ..... 5,000 5,081,552
Series 2021A-1 , RB , 4.00% , 03/15/46 .... 5,315 5,233,109
Series N , RB , 4.00% , 01/01/47 ......... 4,000 3,920,417
Series O , RB , 4.00% , 01/01/48 ........ 5,845 5,733,472
Series 2022A , RB , 5.00% , 03/15/48 ..... 66,125 71,446,304
Series N , RB , 3.00% , 01/01/49 ......... 3,000 2,347,484
Series P , RB , 5.00% , 01/01/49 ......... 1,500 1,656,504
Series 2022A , RB , 4.00% , 03/15/49 ..... 6,570 6,422,776
Series 2019B , RB , 4.00% , 01/01/50 ( AGM ) 2,500 2,457,977
Series 2019B , RB , 4.00% , 01/01/50 ..... 13,500 13,093,700
Series 2016A , RB , 5.00% , 01/01/51 ..... 5,000 5,070,521
Series 2022A , RB , 4.00% , 03/15/51 ..... 21,695 21,104,761
Series 2019B , RB , 4.00% , 01/01/53 ..... 8,250 7,940,750
Series 2022C , RB , 5.00% , 03/15/53 ..... 25,000 26,888,988
Series P , RB , 5.25% , 01/01/54 ......... 2,450 2,748,992
Series 2022C , RB , 5.00% , 03/15/54 ..... 5,000 5,374,430
Series 2016A , RB , 4.00% , 01/01/56 ..... 1,000 947,949
Series 2016A , RB , 5.25% , 01/01/56 ..... 2,480 2,524,531
Series 2022C , RB , 4.13% , 03/15/56 ..... 8,000 7,847,862
New York State Urban Development Corp.
Series 2020E , RB , 5.00% , 03/15/25 ..... 5,025 5,085,336
Series 2016A , RB , 5.00% , 03/15/25 ..... 1,550 1,568,611
Series 2016A , RB , 5.00% , 03/15/26 ..... 4,305 4,466,418
Series 2017A , RB , 5.00% , 03/15/26 ..... 4,510 4,678,418
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,115 1,182,501
Series 2021A , RB , 5.00% , 03/15/27 ..... 10,000 10,628,189
Series 2022A , RB , 5.00% , 09/15/27 ..... 1,705 1,828,598
Series 2020E , RB , 5.00% , 03/15/28 ..... 3,000 3,250,865
Series 2022A , RB , 5.00% , 09/15/28 ..... 9,005 9,859,508
Series 2020C , RB , 5.00% , 03/15/29 ..... 8,000 8,840,205
Series 2017A , RB , 5.00% , 03/15/30 ..... 1,500 1,574,746
Series 2020C , RB , 5.00% , 03/15/30 ..... 14,980 16,826,682
Series 2017A , RB , 5.00% , 03/15/31 ..... 10,005 10,486,748
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,750 1,992,827
Series 2016A , RB , 5.00% , 03/15/31 ..... 2,010 2,069,047
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,000 1,138,758
Series 2020C , RB , 5.00% , 03/15/32 ..... 2,500 2,815,676
Series 2015A , RB , 5.00% , 03/15/32 ..... 3,175 3,237,176
Series 2017A , RB , 5.00% , 03/15/33 ..... 1,500 1,569,419
Series 2020C , RB , 5.00% , 03/15/33 ..... 8,000 8,986,627
Series 2020E , RB , 4.00% , 03/15/34 ..... 5,000 5,223,774
Series 2020C , RB , 4.00% , 03/15/34 ..... 2,500 2,621,088
Series 2017A-G , RB , 5.00% , 03/15/34 ... 15,000 15,684,846
Series 2023B , RB , 5.00% , 03/15/34 ..... 31,690 37,188,887
Series 2020E , RB , 4.00% , 03/15/35 ..... 2,510 2,612,649
Series 2019A , RB , 5.00% , 03/15/35 ..... 10,000 10,761,317
Series 2015A , RB , 5.00% , 03/15/35 ..... 6,525 6,649,436
Series 2017A-G , RB , 5.00% , 03/15/35 ... 2,400 2,506,315
Series 2023B , RB , 5.00% , 03/15/35 ..... 6,895 8,058,653
Series 2020E , RB , 4.00% , 03/15/36 ..... 3,500 3,623,007
Series 2020C , RB , 5.00% , 03/15/36 ..... 31,000 34,591,245
Series 2019A , RB , 5.00% , 03/15/36 ..... 3,465 3,719,992
Series 2021A , RB , 4.00% , 03/15/37 ..... 7,500 7,751,574
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020C , RB , 4.00% , 03/15/37 ..... USD 11,000 $ 11,355,329
Series 2020A , RB , 5.00% , 03/15/37 ..... 13,385 14,851,197
Series 2020C , RB , 4.00% , 03/15/39 ..... 2,000 2,031,000
Series 2021A , RB , 4.00% , 03/15/39 ..... 3,435 3,495,803
Series 2020A , RB , 4.00% , 03/15/39 ..... 5,440 5,524,320
Series 2019A , RB , 5.00% , 03/15/39 ..... 2,000 2,160,481
Series 2020C , RB , 3.00% , 03/15/40 ..... 26,835 23,984,227
Series 2020E , RB , 3.00% , 03/15/40 ..... 4,500 4,021,950
Series 2020A , RB , 4.00% , 03/15/40 ..... 2,910 2,933,880
Series 2023A , RB , 5.00% , 03/15/40 ..... 10,000 11,337,874
Series 2019A , RB , 5.00% , 03/15/40 ..... 2,500 2,692,364
Series 2020E , RB , 4.00% , 03/15/41 ..... 19,500 19,597,256
Series 2019A , RB , 5.00% , 03/15/41 ..... 3,660 3,847,339
Series 2017C , RB , 5.00% , 03/15/41 ..... 2,640 2,755,784
Series 2019A , RB , 4.00% , 03/15/42 ..... 14,540 14,542,008
Series 2020C , RB , 4.00% , 03/15/42 ..... 8,025 8,047,680
Series 2017C , RB , 5.00% , 03/15/42 ..... 1,500 1,563,576
Series 2019A , RB , 4.00% , 03/15/43 ..... 1,000 994,975
Series 2019A , RB , 4.00% , 03/15/44 ..... 5,000 4,965,996
Series 2021A , RB , 4.00% , 03/15/44 ..... 25,475 25,317,294
Series 2020C , RB , 5.00% , 03/15/44 ..... 1,000 1,075,382
Series 2022A , RB , 5.00% , 03/15/44 ..... 13,750 15,083,782
Series 2021A , RB , 4.00% , 03/15/45 ..... 2,250 2,224,749
Series 2019A , RB , 5.00% , 03/15/45 ..... 2,300 2,400,828
Series 2019A , RB , 4.00% , 03/15/46 ..... 2,500 2,456,368
Series 2021A , RB , 4.00% , 03/15/47 ..... 16,500 16,194,196
Series 2017C , RB , 4.00% , 03/15/47 ..... 2,000 1,965,816
Series 2020C , RB , 5.00% , 03/15/47 ..... 16,850 17,968,554
Series 2020C , RB , 3.00% , 03/15/48 ..... 3,000 2,415,591
Series 2022A , RB , 5.00% , 03/15/48 ..... 13,260 14,346,137
Series 2020A , RB , 4.00% , 03/15/49 ..... 42,995 42,161,447
Series 2020C , RB , 4.00% , 03/15/49 ..... 6,900 6,755,794
Series 2022A , RB , 5.00% , 03/15/49 ..... 5,440 5,874,769
Series 2021A , RB , 3.00% , 03/15/50 ..... 7,730 6,168,425
Series 2020E , RB , 3.00% , 03/15/50 ..... 14,975 11,848,129
Series 2020C , RB , 5.00% , 03/15/50 ..... 10,950 11,625,051
Series 2022A , RB , 5.00% , 03/15/50 ..... 15,000 16,187,334
Series 2023A , RB , 5.00% , 03/15/51 ..... 4,000 4,349,745
Series 2023A , RB , 5.00% , 03/15/52 ..... 11,640 12,647,833
Series 2023A , RB , 5.00% , 03/15/63 ..... 10,620 11,431,086
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/43 ...... 1,000 1,064,865
Series 2019 , RB , 5.00% , 12/01/45 ...... 1,500 1,589,492
Series 2019 , RB , 4.00% , 12/01/49 ...... 2,500 2,443,307
Port Authority of New York & New Jersey
Series 194 , RB , 5.00% , 10/15/24 ....... 570 571,296
Series 189 , RB , 5.00% , 05/01/27 ....... 1,205 1,222,290
Series 85 , RB , 5.38% , 03/01/28 ........ 1,330 1,396,909
Series 194 , RB , 5.00% , 10/15/28 ....... 2,000 2,048,426
Series 243 , RB , 5.00% , 12/01/28 ....... 1,165 1,286,901
Series 209 , RB , 5.00% , 07/15/29 ....... 4,000 4,326,300
Series 243 , RB , 5.00% , 12/01/29 ....... 3,000 3,376,949
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,620,015
Series 243 , RB , 5.00% , 12/01/30 ....... 5,135 5,862,253
Series 213 , RB , 5.00% , 09/01/31 ....... 10,295 11,338,752
Series 230 , RB , 3.00% , 12/01/31 ....... 5,000 5,041,353
Series 243 , RB , 5.00% , 12/01/31 ....... 4,465 5,170,712
Series 209 , RB , 5.00% , 07/15/32 ....... 3,080 3,301,693
Series 222 , RB , 5.00% , 07/15/32 ....... 1,000 1,126,126
Series 194 , RB , 5.00% , 10/15/32 ....... 1,400 1,431,721
Series 230 , RB , 3.00% , 12/01/32 ....... 3,000 3,022,367
Series 213 , RB , 5.00% , 09/01/33 ....... 1,505 1,648,668
Series 194 , RB , 5.00% , 10/15/33 ....... 3,000 3,067,307
Series 213 , RB , 5.00% , 09/01/34 ....... 5,000 5,463,440
Series 194 , RB , 5.00% , 10/15/34 ....... 4,500 4,599,962

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 209 , RB , 5.00% , 07/15/35 ....... USD 1,000 $ 1,066,701
Series 194 , RB , 5.00% , 10/15/35 ....... 10,675 10,907,396
Series 243 , RB , 5.00% , 12/01/35 ....... 1,500 1,765,760
Series 184 , RB , 5.00% , 09/01/36 ....... 4,770 4,776,551
Series 213 , RB , 5.00% , 09/01/36 ....... 3,100 3,366,030
Series 243 , RB , 5.00% , 12/01/36 ....... 5,500 6,440,134
Series 243 , RB , 5.00% , 12/01/37 ....... 2,875 3,354,294
Series 222 , RB , 4.00% , 07/15/38 ....... 9,430 9,547,236
Series 243 , RB , 5.00% , 12/01/38 ....... 4,250 4,893,452
Series 212 , RB , 4.00% , 09/01/39 ....... 2,000 2,000,123
Series 184 , RB , 5.00% , 09/01/39 ....... 1,915 1,917,586
Series 217 , RB , 4.00% , 11/01/39 ....... 2,000 2,000,521
Series 243 , RB , 5.00% , 12/01/39 ....... 1,950 2,227,482
Series 189 , RB , 5.00% , 05/01/40 ....... 5,000 5,055,285
Series 224 , RB , 4.00% , 07/15/40 ....... 3,850 3,879,020
Series 244 , RB , 5.00% , 07/15/40 ....... 4,590 5,256,217
Series 224 , RB , 4.00% , 07/15/41 ....... 8,270 8,298,338
Series 194 , RB , 5.00% , 10/15/41 ....... 24,960 25,409,557
Series 198 , RB , 5.00% , 11/15/41 ....... 9,475 9,765,932
Series 183 , RB , 4.00% , 12/15/41 ....... 1,000 999,961
Series 205 , RB , 5.00% , 11/15/42 ....... 2,655 2,772,455
Series 241 , RB , 5.00% , 07/15/43 ....... 9,000 10,072,601
Series 217 , RB , 5.00% , 11/01/44 ....... 3,500 3,725,593
Series 189 , RB , 5.00% , 05/01/45 ....... 2,000 2,018,836
Series 194 , RB , 4.00% , 10/15/45 ....... 1,000 1,000,455
Series 198 , RB , 5.00% , 11/15/46 ....... 8,190 8,397,787
Series 200 , RB , 5.00% , 10/15/47 ....... 2,365 2,435,571
Series 241 , RB , 5.00% , 07/15/48 ....... 5,000 5,484,657
Series 211 , RB , 5.00% , 09/01/48 ....... 8,835 9,208,923
Series 244 , RB , 5.00% , 07/15/49 ....... 17,000 18,746,549
Series 216 , RB , 4.00% , 09/01/49 ....... 14,060 14,050,169
Series 217 , RB , 4.00% , 11/01/49 ....... 16,565 16,548,054
Series 224 , RB , 4.00% , 07/15/51 ....... 7,670 7,590,293
Series 237 , RB , 5.00% , 01/15/52 ....... 4,000 4,342,401
Series 230 , RB , 5.25% , 12/01/52 ....... 2,500 2,757,046
Series 240 , RB , 5.00% , 07/15/53 ....... 10,000 10,891,517
Series 244 , RB , 5.00% , 07/15/54 ....... 28,900 31,693,257
Series 194 , RB , 5.25% , 10/15/55 ....... 1,000 1,019,623
Series 198 , RB , 5.25% , 11/15/56 ....... 9,500 9,778,528
Series 200 , RB , 5.00% , 04/15/57 ....... 3,000 3,081,604
Series 205 , RB , 5.00% , 05/15/57 ....... 2,000 2,068,833
Series 224 , RB , 4.00% , 07/15/61 ....... 2,500 2,441,072
Series 93 , RB , 6.13% , 06/01/94 ........ 500 500,624
Sales Tax Asset Receivable Corp.
Series 2015A , RB , 5.00% , 10/15/25 ..... 2,000 2,004,150
Series 2015A , RB , 5.00% , 10/15/26 ..... 4,600 4,609,545
Series 2015A , RB , 5.00% , 10/15/27 ..... 5,030 5,040,438
Series 2015A , RB , 5.00% , 10/15/28 ..... 7,860 7,876,310
Series 2015A , RB , 5.00% , 10/15/29 ..... 5,685 5,696,797
Series 2015A , RB , 5.00% , 10/15/30 ..... 7,030 7,044,588
Suffolk County Water Authority
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,035 1,042,663
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,000 3,015,946
Triborough Bridge & Tunnel Authority
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,190 5,560,872
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,391,252
Series 2022B , RB , 5.00% , 05/15/28 ..... 20,335 22,119,150
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,455,882
Series 2022B , RB , 5.00% , 05/15/30 ..... 9,055 10,175,627
Series 2013A , RB , 0.00% , 11/15/30
(a)
.... 10,800 8,802,121
Series 2018B , RB , 5.00% , 11/15/30 ..... 1,000 1,135,941
Series 2023B , RB , 5.00% , 11/15/30 ..... 5,000 5,639,785
Series 2013A , RB , 0.00% , 11/15/31
(a)
.... 2,000 1,567,102
Series 2023A , RB , 5.00% , 11/15/31 ..... 5,000 5,730,020
Series 2018B , RB , 5.00% , 11/15/31 ..... 1,000 1,146,004
Security
Par (000)
Par (000) Value
New York (continued)
Series B , RB , 5.00% , 11/15/31 ......... USD 1,055 $ 1,107,039
Series 2005B-4A , RB , VRDN ( TD Bank NA
LOC ), 3.80% , 09/03/24
(b)
........... 23,275 23,275,000
Series 2012B , RB , 0.00% , 11/15/32
(a)
.... 4,745 3,572,245
Series 2013A , RB , 0.00% , 11/15/32
(a)
.... 1,800 1,355,119
Series 2022E-2B , RB , 5.00% , 11/15/32 ... 3,000 3,454,616
Series 2023A , RB , 5.00% , 11/15/32 ..... 3,000 3,476,653
Series 2003B-2 , RB , VRDN ( TD Bank NA
LOC ), 3.80% , 09/03/24
(b)
........... 3,000 3,000,000
Series 2021C-2 , RB , 3.00% , 05/15/33 .... 1,000 1,005,502
Series 2023B , RB , 5.00% , 11/15/33 ..... 2,250 2,631,863
Series 2023C , RB , 5.00% , 11/15/33 ..... 5,000 5,851,560
Series 2023A , RB , 5.00% , 11/15/34 ..... 3,825 4,445,262
Series 2005B-3 , RB , VRDN ( Bank of America
NA LOC ), 3.90% , 09/03/24
(b)
........ 18,500 18,500,000
Series 2023A , RB , 5.00% , 11/15/35 ..... 3,445 3,984,278
Series 2023C , RB , 5.00% , 11/15/35 ..... 5,000 5,817,543
Series B , RB , 5.00% , 11/15/35 ......... 2,000 2,086,703
Series 2018C , RB , 5.00% , 11/15/35 ..... 3,000 3,209,456
Series 2024C , RB , 5.00% , 11/15/36 ..... 30,000 35,126,556
Series B , RB , 5.00% , 11/15/36 ......... 2,175 2,266,314
Series B , RB , 5.00% , 11/15/37 ......... 2,010 2,091,945
Series 2024C , RB , 5.00% , 11/15/37 ..... 15,000 17,482,718
Series B , RB , 5.00% , 11/15/38 ......... 1,360 1,413,838
Series 2021C-1A , RB , 5.00% , 05/15/39 ... 2,000 2,223,213
Series 2019C , RB , 4.00% , 11/15/40 ..... 6,000 6,010,038
Series 2023C , RB , 5.25% , 11/15/40 ..... 5,000 5,765,051
Series 2022A , RB , 4.00% , 05/15/41 ..... 1,000 1,002,208
Series 2005A , RB , VRDN ( Barclays Bank plc
LOC ), 2.93% , 09/05/24
(b)
........... 11,550 11,550,000
Series 2023C , RB , 5.00% , 11/15/41 ..... 5,000 5,621,375
Series 2012A , RB , 4.00% , 11/15/42 ..... 3,065 3,043,603
Series A , RB , 5.00% , 11/15/42 ......... 1,000 1,034,510
Series 2017C-2 , RB , 5.00% , 11/15/42 .... 3,715 3,866,779
Series 2023C , RB , 5.25% , 11/15/42 ..... 7,750 8,825,392
Series 2023C , RB , 5.00% , 11/15/43 ..... 4,000 4,448,559
Series 2018A , RB , 5.00% , 11/15/44 ..... 13,420 13,995,743
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(b)
............... 7,050 6,732,409
Series 2024B-1 , RB , 5.00% , 05/15/45 .... 2,500 2,768,693
Series 2019C , RB , 3.00% , 11/15/45 ..... 17,745 14,427,279
Series 2018A , RB , 5.00% , 11/15/45 ..... 4,100 4,274,375
Series 2021A-1 , RB , 4.00% , 05/15/46 .... 4,935 4,882,927
Series 2021C-1A , RB , 4.00% , 05/15/46 ... 8,305 8,217,368
Series 2016A , RB , 5.00% , 11/15/46 ..... 7,900 8,078,314
Series 2022D-2 , RB , 4.50% , 05/15/47 .... 7,000 7,178,837
Series 2024A , RB , 5.00% , 05/15/47 ..... 16,645 18,309,165
Series 2018A , RB , 4.00% , 11/15/47 ..... 3,000 2,949,357
Series A , RB , 5.00% , 11/15/47 ......... 9,185 9,443,473
Series 2018A , RB , 4.00% , 11/15/48 ..... 6,000 5,898,715
Series 2024A , RB , 5.00% , 05/15/49 ..... 11,010 12,031,442
Series 2020A , RB , 5.00% , 11/15/49 ..... 7,500 7,960,909
Series 2019A , RB , 5.00% , 11/15/49 ..... 28,080 29,345,605
Series 2021B-2 , RB , VRDN
5.00% , 05/15/26
(b)
............... 2,000 2,064,095
Series 2021C-3 , RB , 3.00% , 05/15/51 .... 2,000 1,566,662
Series 2022A , RB , 4.00% , 05/15/51 ..... 6,800 6,676,883
Series 2024A , RB , 5.00% , 05/15/51 ..... 40,030 43,640,514
Series 2021C-1A , RB , 5.00% , 05/15/51 ... 420 449,031
Series 2021A-1 , RB , 5.00% , 05/15/51 .... 45,800 48,772,965
Series 2021C-1B , RB , VRDN
5.00% , 05/15/26
(b)
............... 2,500 2,580,118
Series 2022C , RB , 4.13% , 05/15/52 ..... 5,000 4,939,017
Series 2022D-2 , RB , 4.50% , 05/15/52 .... 7,465 7,613,601
Series 2022A , RB , 5.00% , 05/15/52 ..... 32,725 39,252,541

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022C , RB , 5.25% , 05/15/52 ..... USD 4,000 $ 4,356,881
Series 2022D-2 , RB , 5.50% , 05/15/52 .... 33,750 37,592,789
Series 2022A , RB , 4.00% , 11/15/52 ..... 3,000 2,913,052
Series 2024A , RB , 5.00% , 05/15/54 ..... 2,000 2,173,667
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 21,770 24,133,160
Series 2020A , RB , 4.00% , 11/15/54 ..... 2,805 2,716,475
Series 2020A , RB , 5.00% , 11/15/54 ..... 4,000 4,234,436
Series 2022A , RB , 5.50% , 11/15/57 ..... 3,000 3,332,864
Triborough Bridge & Tunnel Authority Sales Tax
Series 2023A , RB , 5.00% , 05/15/42 ..... 1,335 1,490,990
Series 2023A , RB , 4.00% , 05/15/48 ..... 4,000 3,932,513
Series 2023A , RB , 5.00% , 05/15/48 ..... 1,750 1,908,747
Series 2022A , RB , 5.25% , 05/15/52 ..... 3,000 3,298,162
Series 2023A , RB , 4.13% , 05/15/53 ..... 5,000 4,957,822
Series 2023A , RB , 5.00% , 05/15/53 ..... 4,175 4,521,948
Series 2024A-1 , RB , 4.00% , 05/15/54 .... 5,500 5,376,161
Series 2024A-1 , RB , 5.00% , 05/15/54 .... 9,535 10,395,121
Series 2023A , RB , 4.25% , 05/15/58 ..... 5,000 5,001,623
Series 2023A , RB , 4.50% , 05/15/63 ..... 10,000 10,168,929
Series 2023A , RB , 5.50% , 05/15/63 ..... 2,000 2,223,948
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 06/15/28 ..... 2,085 2,175,113
Series 2016A , RB , 5.00% , 12/15/28 ..... 8,515 8,883,017
Series 2023TE-1 , RB , 5.00% , 06/15/29 ... 2,000 2,118,946
Series 2023TE-1 , RB , 5.00% , 12/15/29 ... 3,000 3,202,470
Series 2023TE-1 , RB , 5.00% , 06/15/30 ... 3,000 3,260,210
Series 2023TE-1 , RB , 5.00% , 12/15/30 ... 1,500 1,643,617
Series 2023TE-1 , RB , 5.00% , 06/15/31 ... 3,000 3,324,208
Series 2015 , RB , 5.00% , 12/15/32 ...... 1,830 1,875,785
Series 2016B , RB , 5.00% , 12/15/33 ..... 450 465,538
Series 2022TE-1 , RB , 5.00% , 12/15/33 ... 5,500 6,364,573
Series 2015 , RB , 5.00% , 12/15/33 ...... 4,440 4,549,389
Series 2016A , RB , 5.00% , 12/15/34 ..... 12,940 13,382,230
Series 2022TE-1 , RB , 5.00% , 12/15/34 ... 3,000 3,520,332
Series 2016A , RB , 5.00% , 12/15/35 ..... 9,460 9,774,963
Series 2015 , RB , 5.00% , 12/15/36 ...... 18,390 18,808,018
Series 2015 , RB , 5.00% , 12/15/37 ...... 5,380 5,498,879
Series 2017 , RB , 5.00% , 12/15/39 ...... 8,660 9,100,810
Series 2017 , RB , 5.00% , 12/15/40 ...... 10,155 10,656,275
Series 2023TE-1 , RB , 5.00% , 12/15/40 ... 5,000 5,811,426
Series 2017 , RB , 5.00% , 12/15/41 ...... 8,000 8,380,407
Series 2023TE-1 , RB , 5.00% , 12/15/41 ... 3,200 3,693,817
Series 2022TE-2 , RB , 5.00% , 12/15/49 ... 16,245 17,806,466
Series 2023TE-2 , RB , 5.00% , 12/15/50 ... 1,000 1,109,736
Series 2022TE-2 , RB , 5.00% , 09/15/52 ... 15,000 16,384,380
8,883,250,057
North Carolina — 1.6%
City of Charlotte, Series 2023A, RB,
5.00%, 07/01/48 ................. 2,000 2,182,113
City of Charlotte Water & Sewer System
Series 2022A , RB , 5.00% , 07/01/28 ..... 3,005 3,284,140
Series 2020 , RB , 5.00% , 07/01/31 ...... 6,875 7,757,480
Series 2024 , RB , 5.00% , 07/01/39 ...... 2,500 2,911,332
Series 2015 , RB , 5.00% , 07/01/40 ...... 1,000 1,011,286
Series 2024 , RB , 5.00% , 07/01/40 ...... 1,650 1,908,062
Series 2024 , RB , 5.00% , 07/01/41 ...... 1,500 1,725,409
Series 2024 , RB , 5.00% , 07/01/49 ...... 13,000 14,477,202
Series 2024 , RB , 5.00% , 07/01/54 ...... 36,840 40,640,160
City of Durham, Series 2022, GO,
5.00%, 07/01/25 ................. 2,325 2,370,238
City of Fayetteville
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,080 1,192,422
Series 2023 , RB , 4.00% , 03/01/51 ...... 12,070 11,711,309
Series 2023 , RB , 5.00% , 03/01/53 ...... 20,115 21,781,815
Security
Par (000)
Par (000) Value
North Carolina (continued)
City of Greensboro
Series 2018B , GO , 5.00% , 10/01/29 ..... USD 5,000 $ 5,483,332
Series 2022B , GO , 5.00% , 04/01/41 ..... 3,850 4,306,121
Series 2022B , GO , 5.00% , 04/01/42 ..... 3,920 4,367,597
Series 2022B , GO , 5.00% , 04/01/43 ..... 2,595 2,881,191
City of Greensboro Combined Water & Sewer
System, Series 2024B, RB, 5.00%, 06/01/54 25,100 27,649,204
City of Raleigh Combined Enterprise System,
Series 2015A, RB, 4.00%, 12/01/35 ..... 8,515 8,541,406
City of Winston-Salem Water & Sewer System,
Series 2022, RB, 2.38%, 06/01/41 ...... 2,345 1,821,133
County of Durham
Series 2023 , GO , 5.00% , 06/01/25 ...... 1,205 1,225,681
Series 2023 , GO , 5.00% , 06/01/26 ...... 1,005 1,047,916
Series 2023 , GO , 5.00% , 06/01/27 ...... 1,555 1,659,902
Series 2023 , GO , 5.00% , 06/01/32 ...... 1,695 1,978,889
Series 2023 , GO , 5.00% , 06/01/34 ...... 2,300 2,701,635
County of Guilford, Series 2017, GO,
5.00%, 03/01/25 ................. 3,745 3,785,688
County of Mecklenburg
Series 2022 , GO , 5.00% , 09/01/24 ...... 7,175 7,175,000
Series 2022 , GO , 5.00% , 09/01/27 ...... 9,830 10,554,123
Series 2013A , GO , 5.00% , 12/01/27 ..... 1,670 1,802,853
Series 2022 , GO , 5.00% , 09/01/33 ...... 5,000 5,824,927
Series 2022 , GO , 5.00% , 09/01/34 ...... 1,685 1,955,503
County of Union
Series 2023 , GO , 5.00% , 09/01/35 ...... 6,060 7,086,982
Series 2023 , GO , 5.00% , 09/01/36 ...... 6,720 7,812,003
Series 2023 , GO , 5.00% , 09/01/37 ...... 5,360 6,213,274
Series 2023 , GO , 5.00% , 09/01/38 ...... 6,280 7,239,413
County of Wake
Series 2010C , GO , 5.00% , 03/01/25 ..... 6,695 6,770,051
Series 2023A , GO , 5.00% , 05/01/34 ..... 16,710 19,635,893
Series 2023A , GO , 5.00% , 05/01/36 ..... 16,705 19,465,109
North Carolina Capital Facilities Finance Agency
Series 2015B , RB , 5.00% , 10/01/41 ..... 11,025 11,317,906
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,000 2,073,804
North Carolina Municipal Power Agency No. 1
Series A , RB , 5.00% , 01/01/25 ......... 7,550 7,598,970
Series A , RB , 5.00% , 01/01/27 ......... 2,500 2,568,567
North Carolina Turnpike Authority
Series 2018A , RB , 4.00% , 01/01/38 ..... 12,680 12,799,454
Series 2018 , RB , 5.00% , 01/01/40 ...... 2,000 2,098,552
Series 2018 , RB , 4.00% , 01/01/41 ( AGM ) . 2,000 1,970,227
Series 2019 , RB , 0.00% , 01/01/44
(a)
..... 2,340 1,011,614
Series 2019 , RB , 5.00% , 01/01/44 ...... 2,000 2,097,327
Series 2019 , RB , 0.00% , 01/01/49
(a)
..... 2,500 850,262
Series 2019 , RB , 5.00% , 01/01/49 ...... 3,800 3,950,417
Series 2019 , RB , 5.00% , 01/01/49 ( AGM ) . 2,415 2,521,915
Series A , RB , 5.00% , 01/01/54 ( AGM ) .... 3,500 3,735,486
Series 2019 , RB , 4.00% , 01/01/55 ...... 2,000 1,846,802
Series 2019 , RB , 4.00% , 01/01/55 ( AGM ) . 2,000 1,916,252
Series A , RB , 5.00% , 01/01/58 ( AGM ) .... 3,000 3,192,280
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/25 ...... 3,515 3,553,748
Series 2013C , GO , 5.00% , 05/01/25 ..... 14,290 14,509,037
Series 2017B , RB , 5.00% , 05/01/25 ..... 5,095 5,171,412
Series 2020A , GO , 5.00% , 06/01/25 ..... 7,500 7,631,080
Series 2016A , GO , 5.00% , 06/01/25 ..... 4,045 4,115,696
Series 2020B , RB , 5.00% , 05/01/26 ..... 1,550 1,613,023
Series 2014B , RB , 5.00% , 06/01/26 ..... 1,065 1,110,519
Series 2019B , GO , 5.00% , 06/01/26 ..... 12,925 13,488,708
Series 2018A , GO , 5.00% , 06/01/26 ..... 2,015 2,102,882
Series 2016A , GO , 5.00% , 06/01/26 ..... 9,500 9,914,331
Series 2019 , RB , 5.00% , 03/01/27 ...... 5,125 5,425,138

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2020B , RB , 5.00% , 05/01/27 ..... USD 2,000 $ 2,128,690
Series 2014C , RB , 5.00% , 05/01/27 ..... 1,500 1,501,961
Series 2020A , GO , 5.00% , 06/01/27 ..... 5,530 5,903,728
Series 2019B , GO , 5.00% , 06/01/27 ..... 1,500 1,601,373
Series 2016A , GO , 5.00% , 06/01/27 ..... 11,075 11,506,174
Series 2019 , RB , 5.00% , 03/01/28 ...... 19,000 20,537,704
Series 2017B , RB , 5.00% , 05/01/28 ..... 6,500 6,892,767
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,930 2,106,563
Series 2019B , GO , 5.00% , 06/01/28 ..... 11,990 13,086,887
Series 2016A , GO , 5.00% , 06/01/28 ..... 5,000 5,188,549
Series 2020B , RB , 5.00% , 05/01/29 ..... 1,500 1,663,674
Series 2017B , RB , 5.00% , 05/01/29 ..... 1,000 1,059,319
Series 2019B , GO , 5.00% , 06/01/29 ..... 1,025 1,142,315
Series 2015 , RB , 5.00% , 03/01/30 ...... 2,010 2,027,276
Series 2020B , RB , 5.00% , 05/01/30 ..... 10,915 12,313,538
Series 2019B , GO , 5.00% , 06/01/30 ..... 3,950 4,374,903
Series 2019 , RB , 5.00% , 03/01/31 ...... 2,500 2,733,994
Series 2020B , RB , 5.00% , 05/01/31 ..... 1,545 1,737,229
Series 2021 , RB , 5.00% , 03/01/32 ...... 1,000 1,132,558
Series 2020B , RB , 3.00% , 05/01/32 ..... 2,000 1,971,107
Series 2021A , RB , 5.00% , 05/01/32 ..... 7,855 9,059,995
Series 2019 , RB , 5.00% , 03/01/33 ...... 3,000 3,264,079
Series 2019A , RB , 4.00% , 05/01/33 ..... 1,000 1,038,684
Series 2020B , RB , 5.00% , 05/01/33 ..... 3,110 3,477,624
Series 2021 , RB , 4.00% , 03/01/34 ...... 2,000 2,103,719
Series 2019A , RB , 4.00% , 05/01/34 ..... 4,960 5,144,104
Series 2020B , RB , 5.00% , 05/01/34 ..... 2,500 2,787,797
Series 2018A , GO , 3.00% , 06/01/35 ..... 5,000 4,828,212
Series 2020A , GO , 1.88% , 06/01/39 ..... 20,000 14,646,546
Town of Cary
Series 2021 , GO , 4.00% , 09/01/32 ...... 5,710 6,161,266
Series 2021 , GO , 4.00% , 09/01/33 ...... 3,535 3,806,868
569,052,406
Ohio — 0.8%
American Municipal Power, Inc.
Series 2019B , RB , 5.00% , 02/15/25 ..... 2,250 2,271,795
Series 2019C , RB , 5.00% , 02/15/33 ..... 2,000 2,184,030
Series 2019B , RB , 5.00% , 02/15/35 ..... 12,000 13,005,184
Series 2021A , RB , 4.00% , 02/15/36 ..... 4,360 4,458,238
Series 2017A , RB , 4.00% , 02/15/42 ..... 5,000 4,839,211
Series 2016A , RB , 5.00% , 02/15/46 ..... 845 860,663
Cincinnati City School District
Series 2006 , GO , 5.25% , 12/01/25 ( NPFGC ) 20 20,624
Series 2006 , GO , 5.25% , 12/01/30 ( NPFGC ) 1,000 1,137,019
City of Columbus
Series 2018A , GO , 5.00% , 04/01/25 ..... 3,000 3,038,564
Series 2016-1 , GO , 5.00% , 07/01/25 ..... 1,935 1,972,329
Series 2018A , GO , 5.00% , 04/01/26 ..... 4,625 4,802,601
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,645 1,718,384
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 1,015 1,075,965
Series 2014A , GO , 4.00% , 02/15/28 ..... 2,600 2,600,056
Series 2014 , RB , 5.00% , 06/01/28 ...... 2,150 2,159,045
Series 2018A , GO , 5.00% , 04/01/30 ..... 3,000 3,264,077
Series 2015 , RB , 5.00% , 06/01/30 ...... 1,565 1,621,028
Series 2015 , RB , 5.00% , 06/01/32 ...... 2,525 2,614,959
Series 2023A , GO , 5.00% , 08/15/34 ..... 1,250 1,466,052
Series 2024A , GO , 5.00% , 08/15/35 ..... 5,000 5,923,927
Series 2024A , GO , 5.00% , 08/15/36 ..... 5,000 5,886,136
Series 2024A , GO , 5.00% , 08/15/37 ..... 7,700 9,035,387
Series 2024A , GO , 5.00% , 08/15/38 ..... 4,500 5,249,297
Series 2024A , GO , 5.00% , 08/15/39 ..... 3,250 3,767,825
Series 2024A , GO , 5.00% , 08/15/40 ..... 2,195 2,528,877
County of Franklin, Series 2018, RB,
5.00%, 06/01/48 ................. 7,480 7,795,972
Security
Par (000)
Par (000) Value
Ohio (continued)
County of Hamilton
Series 2016A , RB , 5.00% , 12/01/30 ..... USD 1,000 $ 1,045,761
Series 2016A , RB , 4.00% , 12/01/32 ..... 1,000 1,016,259
Miami University, Series 2020A, RB,
4.00%, 09/01/45 ................. 1,500 1,485,144
Northeast Ohio Regional Sewer District
Series 2019 , RB , 3.00% , 11/15/39 ...... 2,475 2,202,634
Series 2014 , RB , 4.00% , 11/15/49 ...... 8,605 8,621,169
Series 2014 , RB , 5.00% , 11/15/49 ...... 5,795 5,817,305
Ohio State University (The)
Series 2021A , RB , 5.00% , 12/01/32 ..... 1,270 1,458,623
Series 2023B , RB , 5.00% , 12/01/33 ..... 2,075 2,439,574
Series 2021A , RB , 4.00% , 12/01/39 ..... 1,000 1,028,937
Series 2021A , RB , 4.00% , 12/01/43 ..... 7,750 7,788,700
Series 2021A , RB , 4.00% , 12/01/48 ..... 27,085 26,427,872
Ohio Turnpike & Infrastructure Commission
Series 2018A , RB , 5.00% , 02/15/33 ..... 2,000 2,128,492
Series 2013A-4 , RB , 5.70% , 02/15/34 .... 2,145 2,504,326
Series 2013A-2 , RB , 0.00% , 02/15/37
(a)
... 6,880 4,276,868
Series 2013A-2 , RB , 0.00% , 02/15/40
(a)
... 2,500 1,316,468
Series 2013A-2 , RB , 0.00% , 02/15/41
(a)
... 7,095 3,528,579
Series 2018A , RB , 4.00% , 02/15/46 ..... 32,545 32,235,175
Series 2021A , RB , 5.00% , 02/15/46 ..... 5,000 5,368,044
Series 2021A , RB , 5.00% , 02/15/51 ..... 5,000 5,310,979
Ohio University, Series 2017A, RB,
5.00%, 12/01/44 ................. 2,000 2,076,328
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 12/01/27 ...... 1,915 2,063,819
Series 2018 , RB , 5.00% , 06/01/28 ...... 2,005 2,163,164
Series 2019A , RB , 5.00% , 12/01/28 ..... 1,005 1,105,981
Series 2019 , RB , 5.00% , 12/01/29 ...... 10,220 11,364,860
Series 2023A , RB , 5.00% , 12/01/33 ..... 25,000 29,397,168
Series 2021A , RB , 5.00% , 12/01/35 ..... 2,000 2,258,667
Series 2021A , RB , 5.00% , 12/01/36 ..... 1,505 1,693,727
Series 2021A , RB , 5.00% , 12/01/38 ..... 1,000 1,113,565
Series 2024A , RB , 5.00% , 12/01/42 ..... 2,830 3,195,268
Series 2024A , RB , 5.00% , 12/01/43 ..... 1,250 1,405,271
Series 2019 , RB , 5.00% , 06/01/44 ...... 5,000 5,326,722
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2017A , RB , 5.00% , 06/01/29 ..... 10,000 10,602,233
Series 2020A , RB , 5.00% , 06/01/32 ..... 7,480 8,362,785
Series 2020A , RB , 5.00% , 12/01/33 ..... 1,275 1,422,175
Series 2019B , RB , 3.00% , 12/01/34 ..... 1,500 1,444,343
Series 2019B , RB , 5.00% , 12/01/35 ..... 2,680 2,946,598
Series 2019B , RB , 5.00% , 12/01/36 ..... 3,000 3,284,644
Series 2019B , RB , 5.00% , 12/01/37 ..... 1,500 1,634,891
Series 2023B , RB , 5.00% , 12/01/40 ..... 7,320 8,286,422
Series 2023B , RB , 5.00% , 12/01/41 ..... 5,870 6,613,028
Series 2019B , RB , 5.00% , 12/01/44 ..... 12,815 13,648,689
Series 2021A , RB , 5.00% , 12/01/46 ..... 1,580 1,714,944
Series 2024A , RB , 5.00% , 12/01/47 ..... 10,000 11,050,509
Series 2020A , RB , 5.00% , 12/01/50 ..... 8,780 9,294,038
Series 2024C , RB , VRDN ( TD Bank NA LIQ ),
3.80% , 09/03/24
(b)
............... 15,250 15,250,000
State of Ohio
Series 2015A , GO , 5.00% , 09/15/24 ..... 2,335 2,336,493
Series 2020B , GO , 5.00% , 09/15/24 ..... 1,650 1,651,055
Series S , GO , 5.00% , 05/01/25 ........ 2,045 2,076,211
Series 2017B , GO , 5.00% , 09/15/25 ..... 5,525 5,666,034
Series 2021C , GO , 5.00% , 03/15/26 ..... 4,475 4,645,543
Series 2017C , GO , 5.00% , 08/01/26 ..... 2,445 2,561,638
Series 2017B , GO , 5.00% , 09/15/26 ..... 5,105 5,364,451
Series 2017C , GO , 5.00% , 08/01/27 ..... 1,460 1,563,011
Series 2017B , GO , 5.00% , 09/15/27 ..... 1,535 1,647,828

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2017C , GO , 5.00% , 08/01/28 ..... USD 4,505 $ 4,922,574
Series 2017B , GO , 5.00% , 09/01/28 ..... 3,520 3,857,141
Series 2018-1 , RB , 5.00% , 12/15/28 ..... 7,510 7,816,626
Series 2021B , GO , 5.00% , 09/15/29 ..... 7,670 8,581,573
Series 2018-1 , RB , 5.00% , 12/15/29 ..... 1,000 1,038,875
Series 2021B , GO , 5.00% , 09/15/31 ..... 2,000 2,301,374
Series 2017A , GO , 5.00% , 05/01/33 ..... 5,050 5,115,061
Series 2017A , GO , 5.00% , 05/01/34 ..... 5,000 5,064,087
Series 2017A , GO , 5.00% , 05/01/35 ..... 4,950 5,012,469
Series 2019A , GO , 5.00% , 06/15/35 ..... 2,150 2,351,725
Series 2021A , GO , 5.00% , 06/15/36 ..... 2,500 2,811,273
Series 2018A , GO , 5.00% , 02/01/37 ..... 5,000 5,126,896
University of Cincinnati, Series 2024A, RB,
5.25%, 06/01/54 ................. 2,630 2,866,297
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 1,000 1,079,446
455,475,674
Oklahoma — 0.4%
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/27 ..... 2,695 2,820,056
Series 2016A , RB , 5.00% , 06/01/28 ..... 1,585 1,659,606
Series 2016A , RB , 5.00% , 06/01/29 ..... 5,365 5,616,338
Series 2016A , RB , 5.00% , 06/01/30 ..... 1,000 1,045,514
Series 2014A , RB , 5.00% , 06/01/39 ..... 2,000 2,004,127
Series 2024A , RB , 5.00% , 06/01/40 ..... 2,250 2,552,625
Series 2024A , RB , 5.00% , 06/01/41 ..... 3,000 3,385,648
Series 2024A , RB , 5.00% , 06/01/42 ..... 4,700 5,275,075
Oklahoma City Water Utilities Trust
Series 2024 , RB , 5.00% , 07/01/49 ...... 2,500 2,766,436
Series 2024 , RB , 5.00% , 07/01/54 ...... 7,045 7,722,559
Series 2024 , RB , 5.25% , 07/01/59 ...... 2,500 2,786,913
Series 2024 , RB , 5.25% , 07/01/64 ...... 18,365 20,204,051
Oklahoma Municipal Power Authority, Series
2021A, RB, 4.00%, 01/01/47 (AGM) ..... 9,000 8,877,709
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/25 ..... 2,365 2,381,197
Series 2017A , RB , 4.00% , 01/01/36 ..... 5,105 5,137,498
Series 2017C , RB , 4.00% , 01/01/42 ..... 2,000 2,005,673
Series 2017A , RB , 5.00% , 01/01/42 ..... 6,015 6,133,494
Series 2018A , RB , 5.00% , 01/01/43 ..... 2,355 2,438,109
Series 2017A , RB , 4.00% , 01/01/47 ..... 2,000 1,941,440
Series 2017C , RB , 5.00% , 01/01/47 ..... 3,715 3,825,223
Series 2018A , RB , 4.00% , 01/01/48 ..... 3,500 3,501,342
Series 2023 , RB , 5.50% , 01/01/53 ...... 18,000 19,842,566
Oklahoma Water Resources Board
Series 2021 , RB , 4.00% , 04/01/47 ( OK
CERF ) ....................... 18,250 18,206,735
Series 2023A , RB , 4.00% , 04/01/48 ( OK
CERF ) ....................... 3,000 2,975,838
Series 2021 , RB , 5.00% , 04/01/51 ( OK
CERF ) ....................... 10,015 10,721,314
Series 2022B , RB , 5.00% , 10/01/51 ..... 15,250 16,535,967
University of Oklahoma (The), Series 2015C,
RB, 4.00%, 07/01/45 .............. 2,000 1,942,519
164,305,572
Oregon — 0.7%
City of Portland Sewer System
Series 2023A , RB , 5.00% , 12/01/29 ..... 15,240 17,092,741
Series 2019A , RB , 5.00% , 03/01/31 ..... 2,625 2,897,477
Series 2019A , RB , 5.00% , 03/01/34 ..... 7,525 8,230,332
Series 2023A , RB , 5.00% , 12/01/34 ..... 14,725 17,081,356
City of Portland Water System, Series 2019A,
RB, 5.00%, 05/01/44 .............. 1,015 1,077,202
Security
Par (000)
Par (000) Value
Oregon (continued)
Clackamas & Washington Counties
School District No. 3, Series 2015, GO,
5.00%, 06/15/32 (GTD) ............. USD 1,000 $ 1,018,106
Clackamas County School District No. 12 North
Clackamas
Series B , GO , 5.00% , 06/15/33 ( GTD ) .... 1,710 1,807,303
Series B , GO , 5.00% , 06/15/37 ( GTD ) .... 1,480 1,558,125
Clackamas County School District No. 7J Lake
Oswego, Series 2017, GO, 4.00%, 06/01/39
(GTD) ....................... 6,000 6,033,118
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 5,200 5,554,195
Series 2021A , GO , 5.00% , 06/15/28 ..... 24,990 27,284,499
Series 2021A , GO , 5.00% , 06/15/29 ..... 10,000 11,122,138
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/38 (GTD) .......... 2,250 2,368,772
Multnomah County School District No. 1 Portland
Series 2020 , GO , 5.00% , 06/15/27 ( GTD ) . 2,540 2,711,596
Series 2020 , GO , 5.00% , 06/15/29 ( GTD ) . 5,000 5,561,069
Multnomah County School District No. 40, Series
A, GO, 0.00%, 06/15/51 (GTD)
(a)
....... 15,270 4,027,592
Oregon Health & Science University, Series
2016B, RB, 4.00%, 07/01/46 ......... 2,000 1,932,814
Oregon State Lottery
Series 2015D , RB , 5.00% , 04/01/27 ( MO ) . 3,015 3,054,409
Series 2015D , RB , 5.00% , 04/01/29 ( MO ) . 2,000 2,025,565
Portland Community College District, Series
2016, GO, 5.00%, 06/15/29 .......... 2,400 2,500,125
Salem-Keizer School District No. 24J
Series 2018 , GO , 5.00% , 06/15/36 ( GTD ) . 1,250 1,332,101
Series 2018 , GO , 5.00% , 06/15/37 ( GTD ) . 5,000 5,316,431
Series 2018 , GO , 5.00% , 06/15/38 ( GTD ) . 1,000 1,062,270
Series 2018 , GO , 5.00% , 06/15/39 ( GTD ) . 1,000 1,058,819
State of Oregon
Series 2021K , GO , 5.00% , 11/01/24 ..... 1,395 1,399,444
Series 2023A , GO , 5.00% , 05/01/29 ..... 2,755 3,056,761
Series 2023A , GO , 5.00% , 05/01/30 ..... 3,000 3,385,900
Series F , GO , 5.00% , 05/01/33 ......... 7,000 7,262,159
Series 2023A , GO , 5.00% , 05/01/35 ..... 2,500 2,913,093
Series 2021A , GO , 4.00% , 05/01/39 ..... 3,000 3,077,687
Series 2023A , GO , 5.00% , 05/01/39 ..... 2,250 2,565,056
Series 2021E , GO , 5.00% , 06/01/40 ..... 2,815 3,109,429
Series 2021A , GO , 4.00% , 05/01/41 ..... 4,845 4,903,146
Series 2017A , GO , 5.00% , 05/01/42 ..... 1,150 1,199,781
Series 2023A , GO , 5.00% , 05/01/42 ..... 5,045 5,639,500
Series L , GO , 5.00% , 08/01/42 ........ 1,500 1,569,419
Series 2023A , GO , 5.00% , 05/01/43 ..... 5,710 6,357,941
Series 2019G , GO , 5.00% , 08/01/44 ..... 5,370 5,708,839
Series 2023A , GO , 5.00% , 05/01/48 ..... 3,000 3,298,630
State of Oregon Department of Transportation
Series 2014A , RB , 5.00% , 11/15/24 ..... 3,130 3,142,287
Series 2014A , RB , 5.00% , 11/15/27 ..... 2,020 2,027,571
Series 2015A , RB , 5.00% , 11/15/27 ..... 2,300 2,309,039
Series 2015A , RB , 5.00% , 11/15/28 ..... 3,630 3,644,266
Series 2015A , RB , 5.00% , 11/15/29 ..... 2,000 2,007,860
Series 2015A , RB , 5.00% , 11/15/31 ..... 19,765 19,842,678
Series 2024A , RB , 5.00% , 11/15/33 ..... 30,000 35,353,686
Series 2019A , RB , 5.00% , 11/15/35 ..... 1,030 1,134,679
Series 2019A , RB , 5.00% , 11/15/36 ..... 3,600 3,952,341
Series 2019A , RB , 5.00% , 11/15/37 ..... 2,025 2,218,460
Series 2024 , RB , 5.00% , 05/15/38 ...... 1,550 1,794,407
Series 2024 , RB , 5.00% , 05/15/39 ...... 1,700 1,953,316
Series 2019A , RB , 4.00% , 11/15/42 ..... 14,000 14,159,622
Tri-County Metropolitan Transportation District of
Oregon, Series 2018A, RB, 5.00%, 09/01/48 1,000 1,071,770

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Washington & Multnomah Counties School
District No. 48J Beaverton
Series D , GO , 5.00% , 06/15/35 ( GTD ) .... USD 2,500 $ 2,641,569
Series D , GO , 5.00% , 06/15/36 ( GTD ) .... 2,500 2,630,600
289,039,091
Pennsylvania — 3.0%
Allegheny County Sanitary Authority, Series
2018, RB, 5.00%, 06/01/43 .......... 7,785 8,133,059
City of Philadelphia
Series 2017A , GO , 5.00% , 08/01/26 ..... 1,500 1,565,766
Series 2017 , GO , 5.00% , 08/01/30 ( AGM ) . 8,885 9,363,016
Series 2017B , RB , 5.00% , 11/01/30 ..... 14,700 15,580,892
Series 2019B , GO , 5.00% , 02/01/34 ..... 2,025 2,196,264
Series 2021A , GO , 5.00% , 05/01/35 ..... 3,565 3,892,173
Series 2019B , GO , 5.00% , 02/01/36 ..... 3,370 3,598,559
Series 2021A , GO , 5.00% , 05/01/36 ..... 6,560 7,120,908
Series 2019B , GO , 5.00% , 02/01/37 ..... 2,915 3,103,925
Series 2021A , GO , 4.00% , 05/01/37 ..... 6,000 6,180,506
Series 2017A , RB , 5.00% , 10/01/42 ..... 26,470 27,397,789
Series 2019B , RB , 5.00% , 11/01/44 ..... 3,000 3,179,063
Series 2020A , RB , 5.00% , 11/01/45 ..... 5,395 5,768,782
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,025,095
Series 2017A , RB , 5.00% , 10/01/47 ..... 18,475 19,018,087
Series 2023B , RB , 4.50% , 09/01/48 ( AGM ) 4,755 4,850,403
Series 2018A , RB , 5.00% , 10/01/48 ..... 4,000 4,165,669
Series 2019B , RB , 5.00% , 11/01/49 ..... 4,000 4,209,633
Series 2020A , RB , 5.00% , 11/01/50 ..... 15,680 16,563,482
Series 2021C , RB , 4.00% , 10/01/51 ..... 10,000 9,357,589
Series 2017A , RB , 5.00% , 10/01/52 ..... 1,000 1,026,350
Series 2019B , RB , 5.00% , 11/01/54 ..... 2,755 2,882,513
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 09/15/24 ...... 6,565 6,568,705
Series 2016-2 , GO , 5.00% , 01/15/25 ..... 1,365 1,376,100
Series 2019 , GO , 5.00% , 07/15/25 ...... 9,660 9,865,459
Series 2015 , GO , 5.00% , 08/15/25 ...... 9,000 9,213,548
Series 2016 , GO , 5.00% , 09/15/25 ...... 3,195 3,277,549
Series 2020-1 , GO , 5.00% , 05/01/26 ..... 1,000 1,040,494
Series 2017 , GO , 5.00% , 01/01/27 ...... 3,570 3,767,342
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 4,705 4,969,469
Series 2019 , GO , 5.00% , 07/15/27 ...... 14,985 16,005,937
Series 2016 , GO , 5.00% , 09/15/27 ...... 5,475 5,721,988
Series 2017 , GO , 5.00% , 01/01/28 ...... 12,000 12,649,194
Series 2021-1 , GO , 5.00% , 05/15/28 ..... 9,255 10,062,519
Series 2019 , GO , 5.00% , 07/15/28 ...... 2,000 2,182,028
Series 2015 , GO , 4.00% , 08/15/28 ( AGM ) . 10,010 10,096,279
Series 2023-1 , GO , 5.00% , 09/01/28 ..... 26,220 28,682,336
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,410 2,511,910
Series 2019 , GO , 5.00% , 07/15/29 ...... 7,400 8,229,225
Series 2016 , GO , 5.00% , 09/15/29 ...... 4,000 4,165,922
Series 2017 , GO , 4.00% , 01/01/30 ...... 3,000 3,057,908
Series 2021-1 , GO , 5.00% , 05/15/30 ..... 4,500 5,068,796
Series 2016 , GO , 4.00% , 09/15/30 ...... 5,000 5,089,394
Series 1 , GO , 5.00% , 03/15/31 ........ 8,400 8,491,566
Series 2021-1 , GO , 5.00% , 05/15/31 ..... 5,020 5,728,149
Series 2022-1 , GO , 5.00% , 10/01/31 ..... 5,320 6,100,723
Series 2018-1 , GO , 5.00% , 03/01/32 ..... 4,110 4,390,944
Series 1 , GO , 4.00% , 06/15/33 ........ 1,000 1,000,347
Series 2015 , GO , 4.00% , 08/15/33 ...... 3,000 3,018,551
Series 2022-1 , GO , 5.00% , 10/01/33 ..... 5,000 5,798,698
Series 1 , GO , 4.00% , 03/15/34 ........ 2,000 2,007,371
Series 2021-1 , GO , 3.00% , 05/15/34 ..... 4,500 4,291,864
Series 2022-1 , GO , 5.00% , 10/01/34 ..... 2,800 3,223,791
Series 2018-1 , GO , 4.00% , 03/01/36 ..... 8,090 8,270,554
Series 2018-1 , GO , 4.00% , 03/01/37 ..... 3,000 3,055,570
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2023-1 , GO , 5.00% , 09/01/37 ..... USD 20,000 $ 23,163,300
Series 2018-1 , GO , 4.00% , 03/01/38 ..... 4,515 4,564,200
Series 2021-1 , GO , 2.00% , 05/15/38 ..... 10,000 7,595,873
Series 2022-1 , GO , 5.00% , 10/01/38 ..... 2,075 2,339,700
Series 2021-1 , GO , 2.00% , 05/15/39 ..... 10,000 7,269,708
Series 2023-1 , GO , 4.00% , 09/01/40 ..... 40,000 41,065,420
Series 2022-1 , GO , 5.00% , 10/01/40 ..... 34,375 38,394,489
Series 2023-1 , GO , 4.00% , 09/01/41 ..... 15,000 15,310,499
Series 2022-1 , GO , 4.13% , 10/01/41 ..... 10,150 10,460,266
Series 2022-1 , GO , 5.00% , 10/01/42 ..... 33,700 37,322,538
County of Allegheny
Series C-75 , GO , 5.00% , 11/01/27 ...... 2,185 2,287,959
Series C-76 , GO , 5.00% , 11/01/41 ...... 1,500 1,541,083
Series C-78 , GO , 4.00% , 11/01/49 ...... 1,160 1,098,404
Series C-80 , GO , 5.00% , 12/01/49
(c)
..... 13,600 14,707,319
Series C-80 , GO , 5.00% , 12/01/54 ...... 2,955 3,180,382
Delaware River Joint Toll Bridge Commission
Series 2017 , RB , 5.00% , 07/01/42 ...... 1,565 1,622,954
Series 2017 , RB , 5.00% , 07/01/47 ...... 4,250 4,369,643
Delaware River Port Authority
Series 2018B , RB , 5.00% , 01/01/26 ..... 1,870 1,927,730
Series 2018A , RB , 5.00% , 01/01/39 ..... 875 939,658
Series 2013 , RB , 5.00% , 01/01/40 ...... 1,515 1,516,709
Delaware Valley Regional Finance Authority,
Series 1998A, RB, 5.50%, 08/01/28 (AMBAC) 2,235 2,439,321
Lower Merion School District, Series 2020, GO,
5.00%, 11/15/26 (SAW) ............ 5,980 6,298,934
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/34 ..... 5,165 6,088,635
Pennsylvania Economic Development Financing
Authority, Series 2024, RB, 5.00%, 08/01/49 5,000 5,529,497
Pennsylvania Higher Educational Facilities
Authority
Series 2016A , RB , 4.00% , 08/15/32 ..... 3,045 3,079,593
Series 2017A , RB , 4.00% , 08/15/41 ..... 3,555 3,568,109
Series 2018A , RB , 4.00% , 02/15/43 ..... 8,980 8,976,613
Series 2018A , RB , 5.00% , 02/15/48 ..... 14,040 14,576,985
Pennsylvania State University (The)
Series A , RB , 5.00% , 09/01/42 ......... 15,750 16,328,916
Series 2022A , RB , 5.00% , 09/01/47 ..... 2,000 2,186,026
Series A , RB , 5.00% , 09/01/47 ......... 4,650 4,814,778
Series 2023 , RB , 5.25% , 09/01/48 ...... 4,000 4,456,108
Series 2019A , RB , 5.00% , 09/01/49 ..... 2,095 2,212,993
Series 2022A , RB , 5.25% , 09/01/52 ..... 26,350 28,974,449
Series 2023 , RB , 5.25% , 09/01/53 ...... 21,945 24,326,026
Series 2024 , RB , 5.25% , 09/01/54 ...... 5,000 5,595,862
Pennsylvania Turnpike Commission
Series 2019 , RB , 5.00% , 12/01/25 ...... 6,240 6,424,366
Series A-1 , RB , 5.00% , 12/01/26 ....... 1,060 1,074,927
Series B-2 , RB , 5.00% , 06/01/28 ....... 2,500 2,632,551
Series 2016A-3 , RB , 5.00% , 12/01/30 .... 3,840 4,005,436
Series 2009E , RB , 6.00% , 12/01/30 ..... 710 778,433
Series 2017 , RB , 5.00% , 12/01/31 ...... 1,500 1,584,734
Series B-2 , RB , 5.00% , 06/01/32 ....... 2,500 2,616,366
Series 2022A , RB , 5.00% , 12/01/32 ..... 5,000 5,796,444
Series 2023-1 , RB , 5.00% , 12/01/32 ..... 1,750 2,017,628
Series 2023-1 , RB , 5.00% , 12/01/33 ..... 21,080 24,320,517
Series 2023-1 , RB , 5.00% , 12/01/34 ..... 2,750 3,136,258
Series 2014 , RB , 5.00% , 12/01/34 ...... 3,000 3,010,034
Series 2023-1 , RB , 5.00% , 12/01/35 ..... 1,500 1,687,646
Series 2017-2 , RB , 5.00% , 12/01/35 ..... 4,500 4,705,374
Series B-1 , RB , 5.00% , 06/01/36 ....... 7,750 8,063,957
Series 2017-2 , RB , 5.00% , 12/01/36 ..... 1,130 1,179,271
Series 2023-1 , RB , 5.00% , 12/01/36 ..... 1,000 1,130,951
Series B-2 , RB , 0.00% , 12/01/37
(a)
...... 2,500 2,473,800

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series A , RB , 4.75% , 12/01/37 ......... USD 2,000 $ 2,051,084
Series 2019A , RB , 5.00% , 12/01/37 ..... 1,500 1,605,871
Series 2019-2 , RB , VRDN ( TD Bank NA
LOC ), 2.98% , 09/05/24
(b)
........... 10,615 10,615,000
Series A-1 , RB , 5.00% , 12/01/38 ....... 1,500 1,504,097
Series 2023-1 , RB , 5.00% , 12/01/38 ..... 1,500 1,681,842
Series 2009E , RB , 6.37% , 12/01/38 ..... 11,265 12,268,918
Series 2014C , RB , 5.00% , 12/01/39 ..... 3,040 3,049,478
Series 2019A , RB , 5.00% , 12/01/39 ..... 10,000 10,701,929
Series 2023-1 , RB , 5.00% , 12/01/39 ..... 875 979,294
Series A-1 , RB , 5.00% , 12/01/40 ....... 7,000 7,056,228
Series 2015B , RB , 5.00% , 12/01/40 ..... 2,000 2,026,678
Series 2023-1 , RB , 5.00% , 12/01/40 ..... 1,000 1,116,366
Series 2023-1 , RB , 5.00% , 12/01/41 ..... 1,250 1,388,935
Series B-1 , RB , 5.00% , 06/01/42 ....... 2,000 2,062,683
Series A-1 , RB , 5.00% , 12/01/42 ....... 2,500 2,595,185
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 2.98% , 09/05/24
(b)
........... 35,875 35,875,000
Series 2021A , RB , 4.00% , 12/01/43 ..... 2,000 1,961,811
Series 2018A-2 , RB , 5.00% , 12/01/43 .... 9,000 9,464,357
Series 2023-1 , RB , 5.00% , 12/01/43 ..... 1,345 1,485,690
Series 2021A , RB , 4.00% , 12/01/44 ..... 10,725 10,437,315
Series 2014A , RB , 5.00% , 12/01/44 ..... 6,495 6,511,433
Series 2014C , RB , 5.00% , 12/01/44 ..... 3,000 3,007,590
Series 2019A , RB , 5.00% , 12/01/44 ..... 21,940 23,073,249
Series 2021A , RB , 4.00% , 12/01/45 ..... 14,595 14,112,041
Series 2015B , RB , 5.00% , 12/01/45 ..... 8,690 8,793,074
Series 2021A , RB , 4.00% , 12/01/46 ..... 3,300 3,163,901
Series 2021B , RB , 4.00% , 12/01/46 ..... 1,000 958,758
Series 2021B , RB , 5.00% , 12/01/46 ..... 11,400 12,208,789
Series 2016A-1 , RB , 5.00% , 12/01/46 .... 29,975 30,506,718
Series 2022B , RB , 5.00% , 12/01/47 ..... 3,900 4,213,531
Series 2023A , RB , 5.00% , 12/01/48 ..... 17,845 19,312,887
Series 2018A-2 , RB , 5.00% , 12/01/48 .... 8,340 8,690,580
Series 2019A , RB , 4.00% , 12/01/49 ..... 7,430 7,003,851
Series 2019A , RB , 4.00% , 12/01/49 ( AGM ) 3,500 3,391,619
Series 2021A , RB , 4.00% , 12/01/50 ..... 13,545 12,730,492
Series 2020B , RB , 5.00% , 12/01/50 ..... 2,000 2,120,454
Series 2021B , RB , 4.00% , 12/01/51 ..... 4,700 4,395,713
Series 2021B , RB , 5.00% , 12/01/51 ..... 15,160 16,125,501
Series 2022B , RB , 5.25% , 12/01/52 ..... 1,500 1,630,400
Series 2024C , RB , 5.25% , 12/01/54 ..... 8,665 9,592,533
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series 2018A, RB,
5.00%, 12/01/48 ................. 1,000 1,043,229
Philadelphia Gas Works Co., Series 15, RB,
5.00%, 08/01/47 ................. 1,500 1,530,471
Pittsburgh Water & Sewer Authority
Series 2023B , RB , 5.00% , 09/01/35 ( AGM ) 16,000 18,502,594
Series 2023B , RB , 5.00% , 09/01/36 ( AGM ) 5,000 5,756,158
Series 2023B , RB , 5.00% , 09/01/37 ( AGM ) 4,255 4,884,578
Series 2023B , RB , 5.00% , 09/01/38 ( AGM ) 4,000 4,559,746
Series 2019A , RB , 5.00% , 09/01/44 ( AGM ) 1,000 1,055,446
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/44 (SAW) ..... 6,555 6,866,756
State Public School Building Authority
Series 2003 , RB , 5.50% , 06/01/28 ( AGM,
SAW ) ....................... 470 512,963
Series 2016A , RB , 5.00% , 06/01/31 ( AGM,
SAW ) ....................... 2,000 2,074,187
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. 19,435 19,839,660
Upper Merion Area School District, Series
2021A, GO, 4.00%, 01/15/51 (SAW) ..... 7,870 7,577,335
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Washington County Authority, Series 2004, RB,
VRDN, 2.80%, 09/05/24
(b)
........... USD 20,000 $ 20,000,000
1,211,603,123
Rhode Island — 0.2%
Rhode Island Commerce Corp.
Series 2016B , RB , 5.00% , 06/15/26 ..... 2,540 2,639,745
Series 2016B , RB , 5.00% , 06/15/27 ..... 11,855 12,314,227
Series 2016B , RB , 5.00% , 06/15/31 ..... 2,500 2,583,145
Series 2024A , RB , 5.00% , 05/15/39
(c)
.... 13,260 15,068,075
Rhode Island Health & Educational Building
Corp.
Series 2017A , RB , 5.00% , 09/01/29 ..... 3,490 3,724,490
Series 2017A , RB , 4.00% , 09/01/37 ..... 4,500 4,567,776
40,897,458
South Carolina — 0.3%
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/49 ..... 2,500 2,759,820
County of Charleston
Series 2017C , GO , 4.00% , 11/01/28 ( SAW ) 11,800 12,264,152
Series 2017A , GO , 4.00% , 11/01/33 ( SAW ) 6,255 6,400,589
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,739,129
Horry County School District, Series 2024, GO,
5.00%, 03/01/29 (SCSDE) ........... 20,235 22,405,807
South Carolina Public Service Authority
Series 2014C , RB , 5.00% , 12/01/28 ..... 1,090 1,091,960
Series 2014C , RB , 5.00% , 12/01/30 ..... 1,400 1,402,207
Series 2022A , RB , 5.00% , 12/01/31 ..... 3,000 3,376,974
Series 2016A , RB , 5.00% , 12/01/31 ..... 2,000 2,044,348
Series 2021A , RB , 4.00% , 12/01/34 ..... 2,000 2,055,453
Series 2021A , RB , 4.00% , 12/01/35 ..... 1,750 1,791,906
Series 2016A , RB , 5.00% , 12/01/36 ..... 3,000 3,047,830
Series 2016A , RB , 5.00% , 12/01/37 ..... 1,365 1,385,668
Series 2022A , RB , 4.00% , 12/01/38 ..... 1,000 1,005,719
Series 2013B , RB , 5.00% , 12/01/38 ..... 3,020 3,027,427
Series 2020A , RB , 4.00% , 12/01/40 ..... 3,000 2,952,109
Series 2021B , RB , 4.00% , 12/01/41 ..... 2,200 2,158,834
Series 2022A , RB , 4.00% , 12/01/41 ..... 2,000 1,964,995
Series 2024B , RB , 5.00% , 12/01/41 ..... 2,000 2,203,295
Series 2021B , RB , 4.00% , 12/01/42 ..... 1,000 981,776
Series 2024B , RB , 5.00% , 12/01/43 ..... 4,000 4,365,627
Series 2014C , RB , 4.00% , 12/01/45 ..... 1,500 1,451,685
Series 2014C , RB , 5.00% , 12/01/46 ..... 1,500 1,500,904
Series B , RB , 5.00% , 12/01/46 ......... 2,000 2,024,362
Series 2021B , RB , 4.00% , 12/01/47 ..... 2,000 1,918,404
Series 2022A , RB , 4.00% , 12/01/47 ..... 7,000 6,714,414
Series 2013E , RB , 5.00% , 12/01/48 ..... 6,350 6,365,617
Series A , RB , 5.00% , 12/01/49 ......... 2,000 2,004,919
Series A , RB , 5.00% , 12/01/50 ......... 6,500 6,513,926
Series 2021B , RB , 5.00% , 12/01/51 ..... 2,195 2,293,301
Series 2022A , RB , 4.00% , 12/01/52 ..... 10,000 9,365,020
Series 2024B , RB , 5.25% , 12/01/54 ..... 6,615 7,163,096
Series 2024A , RB , 5.50% , 12/01/54 ..... 4,000 4,441,901
Series A , RB , 5.50% , 12/01/54 ......... 4,000 4,012,572
Series 2015E , RB , 5.25% , 12/01/55 ..... 4,000 4,019,578
Series B , RB , 5.00% , 12/01/56 ......... 5,690 5,728,747
South Carolina Transportation Infrastructure
Bank
Series 2015A , RB , 5.00% , 10/01/24 ..... 1,000 1,001,512
Series 2021B , RB , 5.00% , 10/01/26 ..... 6,925 7,275,458
Series 2021B , RB , 5.00% , 10/01/30 ..... 10,000 11,296,311
Series 2012B , RB , 3.38% , 10/01/32 ..... 1,000 999,995
Series 2012B , RB , 3.63% , 10/01/33 ..... 715 712,167

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
Series 2017A , RB , 5.00% , 10/01/40 ..... USD 9,470 $ 9,878,363
State of South Carolina, Series 2021A, GO,
5.00%, 04/01/25 ................. 3,500 3,545,036
181,652,913
South Dakota — 0.1%
South Dakota Conservancy District, Series
2024A, RB, 5.00%, 08/01/54
(c)
........ 20,000 21,798,534
Tennessee — 0.6%
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/45 ................. 1,500 1,617,974
City of Memphis
Series 2015A , GO , 5.00% , 04/01/26 ..... 2,085 2,111,620
Series 2022A , GO , 5.00% , 10/01/47 ..... 1,655 1,781,285
City of Memphis Electric System
(c)
Series 2024 , RB , 5.00% , 12/01/47 ...... 3,500 3,855,408
Series 2024 , RB , 5.00% , 12/01/54 ...... 3,890 4,228,250
County of Hamilton, Series 2018A, GO,
5.00%, 04/01/31 ................. 7,095 7,646,589
County of Montgomery, Series 2020B, GO,
4.00%, 06/01/39 ................. 1,980 2,013,442
County of Shelby
Series 2020B , GO , 5.00% , 04/01/29 ..... 4,445 4,923,979
Series 2019B , GO , 4.00% , 04/01/32 ..... 5,705 5,957,223
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
Series 2024 , RB , 5.00% , 10/01/35 ...... 13,000 15,329,193
Series 2024 , RB , 4.00% , 10/01/54 ...... 7,500 7,266,075
Series 2024 , RB , 5.00% , 10/01/54 ...... 5,000 5,505,781
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/25 ...... 2,190 2,205,039
Series 2017 , GO , 5.00% , 07/01/25 ...... 1,000 1,019,356
Series 2018 , GO , 5.00% , 07/01/25 ...... 1,510 1,539,228
Series 2021C , GO , 5.00% , 01/01/27 ..... 18,240 19,257,217
Series 2018 , GO , 5.00% , 07/01/27 ...... 10,140 10,827,419
Series 2021C , GO , 5.00% , 01/01/29 ..... 21,335 23,468,521
Series 2021C , GO , 5.00% , 01/01/30 ..... 2,000 2,237,208
Series 2018 , GO , 5.00% , 07/01/30 ...... 5,805 6,263,712
Series 2021C , GO , 4.00% , 01/01/32 ..... 8,900 9,489,292
Series 2018 , GO , 5.00% , 07/01/32 ...... 5,085 5,455,097
Series 2018 , GO , 4.00% , 07/01/34 ...... 5,180 5,319,677
Series 2022B , GO , 5.00% , 01/01/36 ..... 8,930 10,141,555
Series 2018 , GO , 4.00% , 07/01/36 ...... 10,000 10,152,481
Series 2017A , RB , 5.00% , 05/15/42 ..... 2,000 2,072,570
Series 2017B , RB , 5.00% , 07/01/42 ..... 11,645 12,086,618
Series 2021A , RB , 5.00% , 05/15/46 ..... 3,485 3,748,530
Series 2017B , RB , 5.00% , 07/01/46 ..... 1,290 1,329,187
Metropolitan Nashville Airport Authority (The)
Series 2019A , RB , 5.00% , 07/01/44 ..... 2,000 2,128,756
Series 2019A , RB , 5.00% , 07/01/49 ..... 2,000 2,104,599
State of Tennessee
Series 2021A , GO , 5.00% , 11/01/26 ..... 1,470 1,547,858
Series A , GO , 5.00% , 08/01/28 ........ 1,595 1,628,011
Series 2021A , GO , 5.00% , 11/01/34 ..... 4,585 5,250,012
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 4,510 4,635,723
Series 2022A , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 5,670 5,953,219
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 1,505 1,614,876
Series 2015B , RB , 5.00% , 11/01/40 ( ST
INTERCEPT ) .................. 4,025 4,135,595
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2022A , RB , 5.00% , 11/01/47 ( ST
INTERCEPT ) .................. USD 20,000 $ 21,765,764
Series A , RB , 5.00% , 11/01/47 ( HERBIP ) .. 5,000 5,146,694
Series 2022A , RB , 5.00% , 11/01/52 ( ST
INTERCEPT ) .................. 5,000 5,386,263
250,146,896
Texas — 9.0%
Aldine Independent School District
Series 2017A , GO , 5.00% , 02/15/45 ( PSF ) 4,000 4,101,933
Series 2018 , GO , 4.00% , 02/15/48 ( PSF ) .. 2,000 1,950,373
Aledo Independent School District, Series 2020,
GO, 4.00%, 02/15/45 (PSF) .......... 1,000 998,821
Austin Community College District
Series 2015 , GO , 4.00% , 08/01/40 ...... 1,500 1,480,285
Series 2018 , GO , 4.00% , 08/01/48 ...... 3,500 3,401,541
Austin Independent School District
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 1,350 1,411,903
Series 2021 , GO , 5.00% , 08/01/27 ( PSF ) .. 2,000 2,135,943
Series 2022B , GO , 5.00% , 08/01/30 ( PSF ) 5,690 6,408,280
Series 2022B , GO , 4.00% , 08/01/32 ( PSF ) 10,355 11,018,132
Series 2020 , GO , 2.00% , 08/01/39 ( PSF ) .. 8,920 6,442,763
Series 2021 , GO , 2.00% , 08/01/39 ( PSF ) .. 16,580 11,975,450
Series 2020 , GO , 2.00% , 08/01/40 ( PSF ) .. 6,000 4,220,731
Series 2021 , GO , 2.00% , 08/01/40 ( PSF ) .. 16,885 11,867,440
Series 2023 , GO , 5.00% , 08/01/41 ...... 13,890 15,465,015
Series 2024 , GO , 5.00% , 08/01/49 ( PSF ) .. 24,500 26,804,752
Board of Regents of the University of Texas
System
Series 2017C , RB , 5.00% , 08/15/25 ..... 2,815 2,879,089
Series 2014B , RB , 5.00% , 08/15/25 ..... 4,910 5,021,786
Series 2016J , RB , 5.00% , 08/15/25 ..... 1,700 1,738,704
Series 2016B , RB , 5.00% , 08/15/26 ..... 2,215 2,317,659
Series 2016E , RB , 5.00% , 08/15/26 ..... 8,590 8,991,467
Series 2016J , RB , 5.00% , 08/15/26 ..... 3,995 4,181,712
Series 2017B , RB , 5.00% , 08/15/27 ..... 10,125 10,825,323
Series 2021A , RB , 5.00% , 08/15/28 ..... 6,005 6,557,328
Series 2020A , RB , 5.00% , 08/15/30 ..... 17,935 20,261,367
Series 2021A , RB , 5.00% , 08/15/31 ..... 5,000 5,722,969
Series 2023A , RB , 5.00% , 08/15/31 ..... 5,000 5,722,969
Series 2008B , RB , VRDN ( University of Texas
Management Co. LIQ ), 3.00% , 09/05/24
(b)
15,020 15,020,000
Series 2019A , RB , 5.00% , 08/15/33 ..... 10,100 11,038,758
Series 2019A , RB , 5.00% , 08/15/34 ..... 1,900 2,071,441
Series 2021A , RB , 4.00% , 08/15/35 ..... 14,650 15,352,737
Series 2023A , RB , 5.00% , 08/15/43 ..... 4,720 5,216,285
Series 2016F , RB , 5.00% , 08/15/47 ..... 2,000 2,383,129
Series 2019B , RB , 5.00% , 08/15/49 ..... 10,950 13,030,730
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/48
(PSF) ....................... 30,020 32,712,566
Cedar Hill Independent School District
Series 2024 , GO , 5.00% , 02/15/45 ( PSF ) .. 5,650 6,242,184
Series 2024 , GO , 4.00% , 02/15/50 ( PSF ) .. 11,000 10,718,577
Central Texas Regional Mobility Authority
Series A , RB , 5.00% , 01/01/40 ......... 6,060 6,171,730
Series 2020E , RB , 5.00% , 01/01/45 ..... 2,500 2,622,358
Series A , RB , 5.00% , 01/01/45 ......... 2,500 2,546,093
Series 2021B , RB , 5.00% , 01/01/46 ..... 1,000 1,058,786
Series 2020E , RB , 4.00% , 01/01/50 ..... 4,530 4,339,299
Series 2021B , RB , 4.00% , 01/01/51 ..... 1,000 953,979
Central Texas Turnpike System
Series C , RB , 5.00% , 08/15/33 ......... 2,000 2,005,997
Series 2024C , RB , 5.00% , 08/15/34 ..... 12,000 13,742,398
Series C , RB , 5.00% , 08/15/34 ......... 1,500 1,504,498

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024A , RB , 5.00% , 08/15/35 ..... USD 7,500 $ 8,602,304
Series B , RB , 0.00% , 08/15/37
(a)
....... 1,000 571,538
Series 2024A , RB , 5.00% , 08/15/37 ..... 19,075 21,566,758
Series B , RB , 5.00% , 08/15/37 ......... 2,500 2,507,496
Series 2024A , RB , 5.00% , 08/15/38 ..... 10,000 11,240,134
Series 2024C , RB , 5.00% , 08/15/38 ..... 15,000 16,726,752
Series 2020A , RB , 5.00% , 08/15/39 ..... 25,175 27,065,597
Series 2024C , RB , 5.00% , 08/15/40 ..... 3,250 3,579,689
Series 2024B , RB , VRDN 5.00% , 05/15/30
(b)
5,050 5,469,267
Series 2024C , RB , 5.00% , 08/15/42 ..... 2,750 2,998,577
City of Austin
Series 2021 , GO , 5.00% , 09/01/28 ...... 13,635 14,878,078
Series 2015 , GO , 4.00% , 09/01/31 ...... 8,275 8,301,233
Series 2019B , RB , 5.00% , 11/15/44 ..... 3,120 3,296,974
Series 2020A , RB , 5.00% , 11/15/45 ..... 3,905 4,152,254
Series 2019B , RB , 5.00% , 11/15/49 ..... 3,000 3,150,960
City of Austin Electric Utility, Series 2015A, RB,
5.00%, 11/15/45 ................. 16,000 16,231,510
City of Austin Water & Wastewater System
Series 2023 , RB , 5.00% , 11/15/28 ...... 6,000 6,581,056
Series 2023 , RB , 5.00% , 11/15/29 ...... 7,750 8,640,621
Series 2023 , RB , 5.00% , 11/15/30 ...... 2,795 3,157,697
Series 2023 , RB , 5.00% , 11/15/31 ...... 5,880 6,729,808
Series 2023 , RB , 5.00% , 11/15/32 ...... 6,185 7,167,185
Series 2023 , RB , 5.00% , 11/15/34 ...... 3,415 3,957,094
Series 2024 , RB , 5.00% , 11/15/34 ...... 9,245 10,930,293
Series 2023 , RB , 5.00% , 11/15/35 ...... 3,590 4,139,766
Series 2014 , RB , 5.00% , 11/15/39 ...... 2,400 2,401,138
Series 2021 , RB , 5.00% , 11/15/39 ...... 2,000 2,204,623
Series 2016 , RB , 5.00% , 11/15/41 ...... 1,000 1,023,727
Series 2020C , RB , 5.00% , 11/15/45 ..... 2,000 2,130,041
Series 2020C , RB , 5.00% , 11/15/50 ..... 2,000 2,115,480
City of Corpus Christi Utility System
Series A , RB , 5.00% , 07/15/45 ......... 2,000 2,015,900
Series 2024 , RB , 5.00% , 07/15/49 ...... 9,265 10,056,826
City of Dallas
Series 2024B , GO , 5.00% , 02/15/31 ..... 7,350 8,303,476
Series 2024B , GO , 5.00% , 02/15/32 ..... 13,020 14,854,254
Series 2024B , GO , 5.00% , 02/15/34 ..... 20,395 23,728,714
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/24 ..... 3,075 3,079,120
Series 2015A , RB , 5.00% , 10/01/26 ..... 1,400 1,432,889
Series 2016A , RB , 5.00% , 10/01/29 ..... 1,375 1,434,477
Series 2016A , RB , 5.00% , 10/01/30 ..... 3,590 3,734,958
Series 2016A , RB , 5.00% , 10/01/31 ..... 1,610 1,672,698
Series 2016A , RB , 5.00% , 10/01/32 ..... 5,510 5,718,936
Series 2016A , RB , 5.00% , 10/01/41 ..... 5,000 5,123,643
Series 2020C , RB , 5.00% , 10/01/45 ..... 2,000 2,142,934
Series 2021C , RB , 3.00% , 10/01/46 ..... 5,000 4,077,673
Series 2017 , RB , 5.00% , 10/01/46 ...... 2,500 2,576,977
Series 2020C , RB , 4.00% , 10/01/49 ..... 7,900 7,625,059
City of Garland Electric Utility System
Series 2019 , RB , 5.00% , 03/01/44 ...... 2,000 2,092,411
Series 2019 , RB , 4.00% , 03/01/49 ...... 1,000 953,165
City of Greenville Electric System, Series 2024,
RB, 5.25%, 02/15/49 (BAM)
(c)
......... 5,000 5,411,819
City of Houston
Series 2016A , GO , 5.00% , 03/01/25 ..... 2,480 2,507,010
Series 2017A , GO , 5.00% , 03/01/25 ..... 1,235 1,248,451
Series 2014A , GO , 5.00% , 03/01/26 ..... 1,540 1,543,086
Series 2016A , GO , 5.00% , 03/01/28 ..... 10,000 10,333,791
Series 2017A , GO , 5.00% , 03/01/28 ..... 1,700 1,785,146
Series 2024A , GO , 5.25% , 03/01/49 ..... 6,500 7,165,658
Series 2024A , GO , 4.13% , 03/01/51 ..... 7,945 7,675,379
Security
Par (000)
Par (000) Value
Texas (continued)
City of Houston Airport System
Series 2018B , RB , 5.00% , 07/01/29 ..... USD 3,680 $ 3,986,566
Series 2018B , RB , 5.00% , 07/01/30 ..... 8,570 9,241,417
Series 2018D , RB , 5.00% , 07/01/37 ..... 1,500 1,579,188
Series 2018D , RB , 5.00% , 07/01/39 ..... 1,495 1,565,420
City of Houston Combined Utility System
Series 2024A , RB , 5.00% , 11/15/31 ..... 5,425 6,197,636
Series 2020A , RB , 5.00% , 11/15/33 ..... 9,835 10,991,682
Series 2024A , RB , 5.00% , 11/15/36 ..... 30,000 34,825,401
Series 2016B , RB , 4.00% , 11/15/37 ..... 2,000 1,994,976
Series 2017B , RB , 5.00% , 11/15/42 ..... 4,000 4,139,856
Series 2002C , RB , 4.00% , 11/15/43 ..... 1,500 1,481,968
Series 2014D , RB , 5.00% , 11/15/44 ..... 2,000 2,006,200
Series 2002C , RB , 5.00% , 11/15/45 ..... 1,000 1,067,297
Series 2002C , RB , 3.00% , 11/15/47 ..... 1,000 789,603
Series 2019B , RB , 5.00% , 11/15/49 ..... 2,000 2,107,374
Series 2024A , RB , 5.25% , 11/15/49 ..... 5,000 5,563,885
Series 2024A , RB , 5.25% , 11/15/54 ..... 7,210 7,992,100
City of San Antonio
Series 2016 , GO , 5.00% , 02/01/25 ...... 6,560 6,620,424
Series 2024 , GO , 5.00% , 02/01/26
(c)
..... 2,500 2,577,880
Series 2019 , GO , 5.00% , 08/01/28 ...... 4,755 5,174,238
City of San Antonio Electric & Gas Systems
Series 2016 , RB , 5.00% , 02/01/25 ...... 1,265 1,275,357
Series 2012 , RB , 5.25% , 02/01/25 ...... 1,895 1,914,064
Series 2018A , RB , 5.00% , 02/01/26 ..... 1,755 1,815,028
Series 2018 , RB , 5.00% , 02/01/27 ...... 3,100 3,269,523
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,000 2,154,116
Series 2015 , RB , 5.00% , 02/01/31 ...... 8,000 8,211,607
Series 2015 , RB , 5.00% , 02/01/32 ...... 3,925 4,024,189
Series 2019 , RB , 5.00% , 02/01/35 ...... 2,000 2,188,879
Series 2019 , RB , 5.00% , 02/01/36 ...... 4,000 4,363,622
Series 2024A , RB , 5.00% , 02/01/37 ..... 6,500 7,458,520
Series 2024A , RB , 5.00% , 02/01/38 ..... 4,000 4,562,942
Series 2024A , RB , 5.00% , 02/01/39 ..... 4,000 4,542,012
Series 2024D , RB , 5.00% , 02/01/40
(c)
.... 3,000 3,397,393
Series 2024A , RB , 5.00% , 02/01/40 ..... 3,000 3,382,683
Series 2024A , RB , 5.00% , 02/01/41 ..... 2,250 2,519,547
Series 2024A , RB , 5.00% , 02/01/42 ..... 4,750 5,281,148
Series 2024B , RB , 5.00% , 02/01/44 ..... 7,750 8,545,801
Series 2024D , RB , 5.00% , 02/01/44
(c)
.... 4,000 4,426,276
Series 2017 , RB , 4.00% , 02/01/47 ...... 3,970 3,813,731
Series 2017 , RB , 5.00% , 02/01/47 ...... 10,000 10,229,085
Series 2020 , RB , 5.00% , 02/01/49 ...... 2,000 2,103,828
Series 2024A , RB , 5.25% , 02/01/49 ..... 15,000 16,617,978
Series 2024B , RB , 5.25% , 02/01/49 ..... 20,785 23,026,978
Series 2024B , RB , 5.00% , 02/01/54 ..... 8,500 9,178,276
Series 2024C , RB , 5.00% , 02/01/54 ..... 15,750 17,006,806
City of Waco
Series 2024A , GO , 5.00% , 02/01/49 ..... 8,250 8,961,435
Series 2024A , GO , 5.25% , 02/01/54 ..... 11,770 12,956,135
Collin County Community College District
Series 2018 , GO , 5.00% , 08/15/29 ...... 11,990 12,722,896
Series 2020A , GO , 4.00% , 08/15/38 ..... 2,015 2,054,739
Comal Independent School District, Series 2022,
GO, 4.00%, 02/01/36 (PSF) .......... 3,250 3,417,184
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 7,685 8,455,968
Series 2024 , GO , 5.00% , 02/15/49 ( PSF ) .. 16,500 18,102,074
County of Bexar
Series 2019 , GO , 4.00% , 06/15/39 ...... 3,905 3,926,777
Series 2019 , GO , 4.00% , 06/15/40 ...... 2,125 2,128,723
Series 2017 , GO , 4.00% , 06/15/41 ...... 2,035 2,032,442
Series A , GO , 5.00% , 06/15/41 ........ 3,000 3,114,190
Series 2017 , GO , 5.00% , 06/15/43 ...... 1,250 1,299,797

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2023 , GO , 4.00% , 06/15/46 ...... USD 5,000 $ 4,984,240
County of Harris
Series 2014A , GO , 5.00% , 10/01/25 ..... 4,225 4,237,878
Series 2015A , GO , 5.00% , 10/01/27 ..... 1,725 1,763,858
Series 2016A , RB , 5.00% , 08/15/31 ..... 2,000 2,071,784
Series 2018A , RB , 5.00% , 08/15/31 ..... 2,000 2,134,366
Series 2018A , RB , 5.00% , 08/15/32 ..... 3,000 3,194,389
Series 2024A , GO , 5.00% , 09/15/33 ..... 10,000 11,697,326
Series 2024A , GO , 5.00% , 09/15/34 ..... 5,935 7,000,458
Series 2016A , RB , 5.00% , 08/15/41 ..... 3,505 3,597,319
Series 2018A , RB , 5.00% , 08/15/43 ..... 4,125 4,287,894
Series 2021 , RB , 4.00% , 08/15/45 ...... 2,090 2,048,617
Series 2024A , RB , 5.25% , 08/15/49 ..... 1,900 2,118,894
Series 2024 , GO , 4.00% , 09/15/49 ...... 5,000 4,788,603
Series 2024A , RB , 5.25% , 08/15/54 ..... 26,900 29,857,292
Series 2024 , GO , 5.00% , 09/15/54 ...... 15,000 16,311,501
County of Hays, Series 2017, GO,
4.00%, 02/15/42 ................. 2,000 2,001,424
County of Williamson
Series 2023 , GO , 5.00% , 02/15/25 ...... 5,130 5,180,279
Series 2021 , GO , 4.00% , 02/15/26 ...... 7,000 7,148,208
Series 2021 , GO , 4.00% , 02/15/27 ...... 22,320 23,007,123
Series 2020 , GO , 5.00% , 02/15/29 ...... 1,005 1,108,631
Series 2020 , GO , 4.00% , 02/15/33 ...... 11,240 11,669,176
Crowley Independent School District, Series
2024, GO, 5.00%, 02/01/49 (PSF) ...... 8,790 9,553,273
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 5,030 5,209,134
Series 2020A , GO , 5.00% , 02/15/26 ( PSF ) 4,000 4,142,452
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,800 1,858,221
Series 2015 , GO , 5.00% , 02/15/30 ( PSF ) .. 45,000 45,418,536
Series 2015 , GO , 4.00% , 02/15/31 ( PSF ) .. 1,000 1,002,674
Series 2023 , GO , 5.00% , 02/15/31 ( PSF ) .. 10,105 11,477,710
Series 2015 , GO , 4.00% , 02/15/33 ( PSF ) .. 6,000 6,013,925
Series 2015 , GO , 4.00% , 02/15/34 ( PSF ) .. 15,000 15,028,140
Series 2019 , GO , 4.00% , 02/15/38 ( PSF ) .. 2,915 2,959,212
Series 2018 , GO , 4.00% , 02/15/43 ( PSF ) .. 5,000 5,016,787
Dallas Area Rapid Transit
Series 2014A , RB , 5.00% , 12/01/24 ..... 2,315 2,325,360
Series 2014A , RB , 5.00% , 12/01/25 ..... 3,025 3,040,340
Series 2007 , RB , 5.25% , 12/01/28 ( AMBAC ) 250 276,420
Series 2007 , RB , 5.25% , 12/01/29 ( AMBAC ) 1,050 1,181,502
Series 2019 , RB , 5.00% , 12/01/31 ...... 7,510 8,293,622
Series 2019 , RB , 5.00% , 12/01/32 ...... 5,000 5,517,225
Series 2019 , RB , 5.00% , 12/01/33 ...... 2,825 3,115,316
Series 2016B , RB , 4.00% , 12/01/35 ..... 8,000 8,078,209
Series 2021B , RB , 4.00% , 12/01/51 ..... 14,405 13,801,579
Dallas Fort Worth International Airport
Series 2021B , RB , 5.00% , 11/01/25 ..... 2,720 2,793,930
Series 2022B , RB , 5.00% , 11/01/26 ..... 2,010 2,112,408
Series 2020A , RB , 5.00% , 11/01/27 ..... 1,000 1,074,146
Series 2022B , RB , 5.00% , 11/01/27 ..... 2,000 2,147,032
Series 2023B , RB , 5.00% , 11/01/29 ..... 5,000 5,561,421
Series 2022B , RB , 5.00% , 11/01/29 ..... 2,000 2,224,569
Series 2020A , RB , 5.00% , 11/01/30 ..... 1,000 1,126,221
Series 2020A , RB , 5.00% , 11/01/32 ..... 1,000 1,112,025
Series 2020A , RB , 4.00% , 11/01/34 ..... 250 259,013
Series 2020B , RB , 4.00% , 11/01/34 ..... 9,500 9,842,496
Series 2020B , RB , 4.00% , 11/01/35 ..... 2,000 2,064,649
Series 2020A , RB , 4.00% , 11/01/35 ..... 5,160 5,326,794
Series 2023B , RB , 5.00% , 11/01/36 ..... 1,000 1,134,522
Series 2023B , RB , 5.00% , 11/01/39 ..... 2,750 3,089,520
Series 2024 , RB , 5.00% , 11/01/39
(c)
..... 3,250 3,680,465
Series 2022B , RB , 5.00% , 11/01/40 ..... 5,000 5,529,407
Series 2021B , RB , 5.00% , 11/01/43 ..... 18,380 19,654,190
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024 , RB , 5.00% , 11/01/44
(c)
..... USD 1,000 $ 1,099,210
Series 2022B , RB , 4.00% , 11/01/45 ..... 11,120 10,852,020
Series 2021B , RB , 4.00% , 11/01/45 ..... 7,400 7,221,668
Series 2021A , RB , 4.00% , 11/01/46 ..... 2,600 2,524,625
Series 2023B , RB , 5.00% , 11/01/47 ..... 1,750 1,897,049
Series 2024 , RB , 5.25% , 11/01/48
(c)
..... 10,250 11,382,036
Series 2024 , RB , 4.00% , 11/01/49
(c)
..... 8,515 8,207,855
Series 2022B , RB , 5.00% , 11/01/50 ..... 5,000 5,350,328
Dallas Independent School District
Series 2021A , GO , 5.00% , 02/15/25 ( PSF ) 3,045 3,074,433
Series 2021A , GO , 4.00% , 02/15/26 ( PSF ) 4,410 4,500,206
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 1,460 1,577,547
Series 2015 , GO , 4.00% , 02/15/31 ( PSF ) .. 1,000 1,005,124
Series 2019B , GO , 4.00% , 02/15/33 ( PSF ) 3,000 3,104,055
Series 2020 , GO , 5.00% , 02/15/34 ( PSF ) .. 5,000 5,437,916
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 10,390 9,999,368
Denton Independent School District
Series 2023 , GO , 5.00% , 08/15/38 ( PSF ) .. 1,000 1,143,609
Series 2023 , GO , 5.00% , 08/15/39 ( PSF ) .. 3,015 3,421,017
Series 2015A , GO , 5.00% , 08/15/40 ( PSF ) 2,000 2,043,158
Series 2015A , GO , 5.00% , 08/15/45 ( PSF ) 5,000 5,107,895
Series 2018 , GO , 4.00% , 08/15/48 ( PSF ) .. 1,500 1,463,773
Series 2018 , GO , 5.00% , 08/15/48 ( PSF ) .. 3,500 3,628,907
Series 2023 , GO , 5.00% , 08/15/53 ( PSF ) .. 11,890 12,860,721
Elgin Independent School District, Series 2024,
GO, 5.00%, 08/01/54 (PSF) .......... 4,745 5,178,963
Fort Bend Independent School District, Series
2018, GO, 5.00%, 08/15/30 (PSF) ...... 3,360 3,540,684
Fort Worth Independent School District
Series 2015 , GO , 5.00% , 02/15/28 ( PSF ) .. 3,500 3,532,342
Series 2018 , GO , 5.00% , 02/15/43 ( PSF ) .. 5,000 5,149,096
Series 2024 , GO , 5.00% , 02/15/49 ( PSF ) .. 6,000 6,532,777
Frisco Independent School District, Series 2019,
GO, 4.00%, 08/15/49 (PSF) .......... 2,285 2,225,841
Garland Independent School District
Series 2023A , GO , 5.00% , 02/15/41 ( PSF ) 5,920 6,583,544
Series 2023A , GO , 5.00% , 02/15/42 ( PSF ) 8,705 9,626,738
Series 2023A , GO , 5.00% , 02/15/48 ( PSF ) 13,515 14,605,296
Georgetown Independent School District, Series
2024, GO, 5.00%, 02/15/54 (PSF) ...... 7,750 8,406,008
Grand Parkway Transportation Corp.
Series 2018A , RB , 5.00% , 10/01/35 ..... 7,860 8,373,330
Series 2018A , RB , 5.00% , 10/01/36 ..... 8,000 8,489,504
Series 2018A , RB , 5.00% , 10/01/38 ..... 8,000 8,434,932
Series 2018A , RB , 5.00% , 10/01/43 ..... 11,180 11,638,017
Series 2020C , RB , 4.00% , 10/01/45 ..... 28,400 27,633,291
Series 2013B , RB , 5.80% , 10/01/45 ..... 2,000 2,162,680
Series 2018A , RB , 5.00% , 10/01/48 ..... 21,010 21,838,842
Series 2020C , RB , 4.00% , 10/01/49 ..... 25,995 24,784,065
Series 2020C , RB , 4.00% , 10/01/49 ( AGM-
CR ) ......................... 9,900 9,555,454
Series 2020C , RB , 3.00% , 10/01/50 ..... 2,000 1,528,789
Grand Prairie Independent School District,
Series 2016B, GO, 4.00%, 02/15/31 ..... 10,505 10,683,197
Harris County Flood Control District, RB,
5.00%, 10/01/26 ................. 3,470 3,475,741
Harris County-Houston Sports Authority
Series A , RB , 5.00% , 11/15/28 ......... 1,390 1,394,157
Series A , RB , 0.00% , 11/15/42 ( AGM )
(a)
... 1,250 544,939
Series A , RB , 0.00% , 11/15/50 ( AGM )
(a)
... 2,000 568,979
Houston Higher Education Finance Corp., Series
2024, RB, 5.00%, 05/15/34 .......... 32,540 38,387,767
Houston Independent School District
Series 2016 , GO , 5.00% , 02/15/25 ( PSF ) .. 2,385 2,408,054
Series 2017 , GO , 5.00% , 02/15/25 ( PSF ) .. 2,680 2,705,905

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. USD 1,175 $ 1,215,994
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 2,255 2,326,636
Series 2016 , GO , 5.00% , 02/15/28 ( PSF ) .. 1,000 1,029,762
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 1,000 1,052,079
Series 2016 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,145,934
Series 2017 , GO , 4.00% , 02/15/42 ( PSF ) .. 1,300 1,299,741
Hutto Independent School District
Series 2023 , GO , 5.00% , 08/01/48 ( PSF ) .. 2,700 2,927,759
Series 2024 , GO , 5.00% , 08/01/54 ( PSF ) .. 2,990 3,230,219
Irving Independent School District
Series 2023 , GO , 5.00% , 02/15/40 ( PSF ) .. 1,100 1,227,445
Series 2023 , GO , 5.00% , 02/15/41 ( PSF ) .. 6,440 7,158,075
Judson Independent School District
Series 2024 , GO , 5.00% , 02/01/49 ( PSF ) .. 6,060 6,626,197
Series 2024 , GO , 5.00% , 02/01/53 ( PSF ) .. 3,000 3,250,435
Katy Independent School District
Series 2022 , GO , 4.00% , 02/15/47 ( PSF ) .. 10,515 10,325,105
Series 2018 , GO , 4.00% , 02/15/48 ( PSF ) .. 3,650 3,548,772
Klein Independent School District
Series 2023 , GO , 5.00% , 08/01/44 ( PSF ) .. 7,230 7,976,203
Series 2023 , GO , 4.00% , 08/01/45 ( PSF ) .. 16,295 16,155,888
Lamar Consolidated Independent School District,
Series 2018, GO, 4.00%, 02/15/50 (PSF) .. 3,000 2,923,248
Leander Independent School District
Series A , GO , 5.00% , 08/15/38 ( PSF ) .... 1,075 1,092,862
Series A , GO , 5.00% , 08/15/40 ( PSF ) .... 1,500 1,522,401
Series 2023 , GO , 5.00% , 02/15/48 ( PSF ) .. 12,000 13,058,180
Series 2022 , GO , 5.00% , 08/15/52 ( PSF ) .. 11,200 11,929,948
Lewisville Independent School District
Series 2016B , GO , 5.00% , 08/15/25 ..... 2,600 2,654,370
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) 4,965 5,009,870
Series 2016B , GO , 5.00% , 08/15/28 ..... 6,090 6,204,363
Series 2023 , GO , 5.00% , 08/15/30 ( PSF ) .. 11,190 12,642,189
Series 2024 , GO , 5.00% , 08/15/40 ( PSF ) .. 6,000 6,719,833
Series 2024 , GO , 5.00% , 08/15/44 ( PSF ) .. 9,220 10,138,245
Lower Colorado River Authority
Series 2021 , RB , 5.00% , 05/15/25 ...... 1,000 1,015,510
Series 2021 , RB , 5.00% , 05/15/28 ...... 1,000 1,083,277
Series 2024 , RB , 5.00% , 05/15/35 ...... 5,905 6,742,182
Series 2024 , RB , 5.00% , 05/15/36 ...... 2,000 2,266,875
Series 2024 , RB , 5.00% , 05/15/37 ...... 3,000 3,380,709
Series 2024 , RB , 5.00% , 05/15/38 ...... 2,125 2,378,537
Series 2021 , RB , 5.00% , 05/15/39 ...... 2,000 2,147,218
Series 2024 , RB , 5.00% , 05/15/39 ...... 2,750 3,050,563
Series 2015 , RB , 5.00% , 05/15/40 ...... 5,760 5,811,410
Series 2021 , RB , 5.00% , 05/15/41 ...... 3,500 3,724,628
Series 2018 , RB , 5.00% , 05/15/43 ...... 1,000 1,035,611
Series 2015 , RB , 5.00% , 05/15/45 ...... 3,130 3,152,101
Series 2024A , RB , 5.00% , 05/15/49 ( AGC ) 10,000 10,901,598
Series 2022A , RB , 6.00% , 05/15/52 ..... 10,000 11,280,671
Series 2024A , RB , 5.00% , 05/15/54 ( AGC ) 10,000 10,850,762
Metropolitan Transit Authority of Harris
County Sales & Use Tax, Series 2014, RB,
5.00%, 11/01/28 ................. 2,000 2,005,209
Midland County Fresh Water Supply District No.
1, Series 2012A, RB, 0.00%, 09/15/34
(a)
.. 1,250 816,440
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/35 (PSF) ...... 6,150 7,048,613
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 530 562,385
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2024, RB, 4.00%, 06/01/51
(c)
......... 20,860 19,948,627
Security
Par (000)
Par (000) Value
Texas (continued)
North Texas Municipal Water District Water
System
Series 2021A , RB , 5.00% , 09/01/26 ..... USD 15,200 $ 15,889,148
Series 2021A , RB , 5.00% , 09/01/27 ..... 6,000 6,399,005
Series 2021A , RB , 5.00% , 09/01/28 ..... 3,500 3,806,748
Series 2016 , RB , 4.00% , 09/01/46 ...... 6,000 5,751,389
North Texas Tollway Authority
Series A , RB , 5.00% , 01/01/25 ......... 1,000 1,003,371
Series 2016A , RB , 5.00% , 01/01/25 ..... 1,550 1,555,225
Series B , RB , 5.00% , 01/01/26 ......... 10 10,013
Series A , RB , 5.00% , 01/01/26 ......... 250 250,851
Series 2022B , RB , 5.00% , 01/01/26 ..... 4,000 4,124,834
Series 2019B , RB , 5.00% , 01/01/26 ..... 1,250 1,289,011
Series 2019B , RB , 5.00% , 01/01/27 ..... 2,505 2,633,803
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,855 4,131,041
Series 2016A , RB , 5.00% , 01/01/28 ..... 1,500 1,542,475
Series A , RB , 5.00% , 01/01/29 ......... 5,000 5,138,708
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,700 1,853,317
Series 2015B , RB , 5.00% , 01/01/29 ..... 150 150,940
Series A , RB , 5.00% , 01/01/30 ......... 3,385 3,476,078
Series 2016A , RB , 5.00% , 01/01/30 ..... 5,000 5,134,532
Series 2008D , RB , 0.00% , 01/01/31 ( AGC )
(a)
965 784,745
Series 2023B , RB , 5.00% , 01/01/31 ..... 8,500 9,525,262
Series B , RB , 5.00% , 01/01/31 ......... 900 919,100
Series 2015A , RB , 5.00% , 01/01/32 ..... 16,910 16,998,668
Series 2008D , RB , 0.00% , 01/01/33 ( AGC )
(a)
38,450 29,046,253
Series 2021B , RB , 4.00% , 01/01/33 ..... 2,000 2,076,891
Series 2015A , RB , 5.00% , 01/01/33 ..... 2,000 2,010,047
Series 2008D , RB , 0.00% , 01/01/34 ( AGC )
(a)
2,900 2,111,566
Series 2015B , RB , 5.00% , 01/01/34 ..... 4,750 4,773,173
Series A , RB , 5.00% , 01/01/34 ......... 11,500 13,319,125
Series 2008D , RB , 0.00% , 01/01/35 ( AGC )
(a)
14,800 10,350,778
Series A , RB , 5.00% , 01/01/35 ......... 2,900 3,157,763
Series 2008D , RB , 0.00% , 01/01/36 ( AGC )
(a)
44,800 29,960,228
Series 2019A , RB , 4.00% , 01/01/36 ..... 11,300 11,507,470
Series 2020A , RB , 4.00% , 01/01/36 ..... 2,000 2,036,720
Series A , RB , 5.00% , 01/01/36 ......... 1,000 1,038,787
Series 2008D , RB , 0.00% , 01/01/37 ( AGC )
(a)
3,250 2,073,193
Series 2019A , RB , 4.00% , 01/01/37 ..... 5,000 5,073,716
Series A , RB , 4.00% , 01/01/37 ......... 11,240 11,285,540
Series 2020A , RB , 4.00% , 01/01/37 ..... 2,000 2,029,486
Series 2011B , RB , 0.00% , 09/01/37
(a)
.... 1,620 830,191
Series 2008D , RB , 0.00% , 01/01/38 ( AGC )
(a)
3,000 1,825,767
Series 2019A , RB , 5.00% , 01/01/38 ..... 21,820 23,475,139
Series 2015A , RB , 5.00% , 01/01/38 ..... 13,455 13,506,198
Series 2021B , RB , 4.00% , 01/01/39 ..... 2,500 2,489,968
Series 2016A , RB , 5.00% , 01/01/39 ..... 8,170 8,301,691
Series A , RB , 5.00% , 01/01/39 ......... 2,500 2,620,985
Series 2021B , RB , 4.00% , 01/01/40 ..... 4,000 3,916,613
Series 2021B , RB , 4.00% , 01/01/41 ..... 1,150 1,111,911
Series A , RB , 4.00% , 01/01/43 ......... 15,615 15,100,764
Series A , RB , 5.00% , 01/01/43 ......... 5,490 5,686,243
Series B , RB , 5.00% , 01/01/43 ......... 1,750 1,783,091
Series 2011B , RB , 0.00% , 09/01/43
(a)
.... 2,500 816,544
Series 2011C , RB , 7.00% , 09/01/43 ..... 500 618,433
Series 2019A , RB , 4.00% , 01/01/44 ..... 2,030 1,949,625
Series 2011C , RB , 6.75% , 09/01/45 ..... 500 621,281
Series 2021B , RB , 3.00% , 01/01/46 ..... 2,000 1,582,298
Series A , RB , 5.00% , 01/01/48 ......... 6,100 6,294,436
Series 2018 , RB , 5.00% , 01/01/48 ...... 1,000 1,030,196
Series B , RB , 5.00% , 01/01/48 ......... 1,750 1,781,039
Series 2018 , RB , 4.25% , 01/01/49 ...... 1,500 1,453,401
Northwest Independent School District
Series 2023 , GO , 5.00% , 02/15/48 ( PSF ) .. 71,000 76,094,562
Series 2024A , GO , 5.00% , 02/15/49 ( PSF ) 5,750 6,197,669

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Pasadena Independent School District, Series
2018, GO, 4.00%, 02/15/44 (PSF) ...... USD 1,250 $ 1,254,104
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/41 ................. 17,245 19,173,907
Permanent University Fund - University of Texas
System
Series 2014B , RB , 5.00% , 07/01/25 ..... 2,700 2,704,650
Series 2022A , RB , 5.00% , 07/01/27 ..... 1,000 1,067,117
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,070 3,413,904
Series 2024B , RB , 5.00% , 07/01/36 ..... 5,000 6,009,216
Series 2024B , RB , 5.00% , 07/01/38 ..... 5,000 5,795,317
Series 2016B , RB , 4.00% , 07/01/41 ..... 2,515 2,487,868
Series 2024A , RB , 4.00% , 07/01/53 ..... 3,500 3,382,304
Pflugerville Independent School District, Series
2023A, GO, 5.00%, 02/15/35 ......... 4,090 4,613,787
Plano Independent School District
Series 2023 , GO , 5.00% , 02/15/25 ...... 17,050 17,214,040
Series 2016A , GO , 5.00% , 02/15/26 ( PSF ) 2,475 2,562,424
Port Authority of Houston of Harris County Texas
Series 2023 , RB , 5.00% , 10/01/48 ...... 8,620 9,340,423
Series 2023 , RB , 5.00% , 10/01/53 ...... 24,000 25,894,190
Richardson Independent School District
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,905 2,054,085
Series 2017 , GO , 5.00% , 02/15/42 ( PSF ) .. 6,930 7,062,151
Series 2021 , GO , 4.00% , 02/15/46 ( PSF ) .. 2,000 1,950,629
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ...... 3,185 3,400,871
Series 2019A , GO , 5.00% , 08/01/31 ( PSF ) 4,000 4,372,539
Series 2019A , GO , 3.00% , 08/01/33 ( PSF ) 1,950 1,886,149
San Antonio Independent School District
Series 2018 , GO , 5.00% , 08/15/48 ( PSF ) .. 6,000 6,062,718
Series 2022 , GO , 5.00% , 08/15/52 ( PSF ) .. 3,000 3,225,934
San Antonio Public Facilities Corp., Series 2012,
RB, 4.00%, 09/15/42 .............. 6,600 6,381,271
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/33 ..... 10,500 10,900,765
Series 2016C , RB , 5.00% , 05/15/34 ..... 3,245 3,361,249
Series 2016C , RB , 5.00% , 05/15/35 ..... 1,800 1,861,661
Series 2015B , RB , 4.00% , 05/15/40 ..... 14,785 14,467,328
Series 2016C , RB , 5.00% , 05/15/46 ..... 1,660 1,695,111
Series 2018A , RB , 5.00% , 05/15/48 ..... 6,720 6,962,012
Series 2020C , RB , 4.00% , 05/15/50 ..... 1,000 982,146
Series 2020A , RB , 5.00% , 05/15/50 ..... 6,000 6,321,533
Series 2021A , RB , 4.00% , 05/15/51 ..... 3,790 3,655,284
San Jacinto Community College District, Series
2019A, GO, 5.00%, 02/15/44 ......... 3,660 3,816,260
San Marcos Consolidated Independent School
District, Series 2023, GO, 5.25%, 08/15/47
(PSF) ....................... 10,000 11,144,039
State of Texas
Series 2014 , GO , 5.00% , 10/01/24 ...... 4,160 4,165,363
Series 2015A , GO , 5.00% , 10/01/24 ..... 6,490 6,498,678
Series A , GO , 5.00% , 10/01/24 ........ 3,040 3,044,065
Series 2014 , GO , 5.00% , 10/01/25 ...... 4,240 4,247,217
Series 2015A , GO , 5.00% , 10/01/25 ..... 16,300 16,721,715
Series 2015A , GO , 5.00% , 10/01/26 ..... 7,000 7,164,444
Series A , GO , 5.00% , 10/01/26 ........ 3,305 3,309,970
Series 2016A , GO , 5.00% , 04/01/27 ..... 5,890 6,094,013
Series 2014 , GO , 5.00% , 10/01/27 ...... 3,250 3,253,930
Series 2015A , GO , 5.00% , 10/01/27 ..... 2,445 2,502,963
Series A , GO , 5.00% , 10/01/28 ........ 5,000 5,007,361
Series 2015A , GO , 5.00% , 10/01/28 ..... 5,105 5,225,475
Series A , GO , 5.00% , 10/01/30 ........ 12,000 12,137,415
Series A , GO , 4.00% , 10/01/31 ........ 2,000 2,000,916
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2014 , GO , 4.00% , 10/01/31 ...... USD 12,790 $ 12,795,644
Series 2015A , GO , 5.00% , 10/01/31 ..... 1,000 1,022,205
Series 2016 , GO , 5.00% , 04/01/32 ...... 2,300 2,370,302
Series B , GO , 5.00% , 10/01/32 ........ 5,825 6,154,242
Series A , GO , 5.00% , 10/01/33 ........ 34,100 35,983,633
Series 2016 , GO , 5.00% , 04/01/34 ...... 16,500 16,986,311
Series A , GO , 5.00% , 10/01/34 ........ 32,000 33,730,832
Series 2015A , GO , 5.00% , 10/01/36 ..... 10,150 10,349,319
Series 2022B , GO , 5.00% , 08/01/39 ..... 7,240 7,344,231
Series 2022B , GO , 5.00% , 08/01/40 ..... 3,000 3,040,220
Series 2016 , GO , 5.00% , 04/01/43 ...... 3,000 3,060,518
Series 2016A , GO , 5.00% , 04/01/44 ..... 2,045 2,084,678
Series A , GO , 4.00% , 10/01/44 ........ 2,000 1,904,871
Series A , GO , 5.00% , 10/01/44 ........ 15,000 15,021,182
Series 2015D , GO , 4.00% , 05/15/45 ..... 2,000 1,966,324
Series 2016 , GO , 5.00% , 04/01/46 ...... 3,780 3,848,691
Tarrant County College District, Series 2022,
GO, 5.00%, 08/15/26 .............. 3,060 3,198,506
Tarrant Regional Water District Water Supply
System, Series 2024, RB, 4.00%, 03/01/54 6,335 6,064,326
Texas A&M University
Series 2024A , RB , 5.00% , 05/15/33 ..... 6,500 7,625,277
Series 2017E , RB , 5.00% , 05/15/34 ..... 5,640 5,925,499
Series 2024A , RB , 5.00% , 05/15/34 ..... 7,000 8,290,537
Series 2024A , RB , 5.00% , 05/15/41 ..... 7,500 8,529,566
Series 2024A , RB , 5.00% , 05/15/42 ..... 10,000 11,319,311
Texas Department of Transportation State
Highway Fund
Series 2016A , RB , 5.00% , 10/01/24 ..... 6,780 6,789,066
Series 2016A , RB , 5.00% , 10/01/25 ..... 4,050 4,152,601
Series 2015 , RB , 5.00% , 10/01/26 ...... 4,810 5,050,536
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,260 1,323,009
Series 2016A , RB , 5.00% , 10/01/30 ..... 5,000 5,222,463
Series 2024 , RB , 5.00% , 10/01/33 ...... 4,000 4,681,625
Texas State University System
Series 2017A , RB , 5.00% , 03/15/28 ..... 6,670 7,048,327
Series 2017A , RB , 5.00% , 03/15/31 ..... 1,900 1,990,671
Series 2024 , RB , 5.00% , 03/15/31 ...... 15,000 16,998,356
Series 2024 , RB , 5.25% , 03/15/54 ...... 10,050 11,026,580
Texas Transportation Commission
Series 2024 , GO , 5.00% , 04/01/33 ...... 10,000 11,650,713
Series 2024 , GO , 5.00% , 04/01/35 ...... 5,000 5,832,532
Series 2024 , GO , 5.00% , 04/01/36 ...... 5,000 5,802,809
Series 2014B , GO , VRDN 0.65% , 04/01/26
(b)
5,000 4,751,008
Series 2024 , GO , 5.00% , 04/01/42 ...... 6,000 6,706,421
Series 2024 , GO , 5.00% , 04/01/43 ...... 4,000 4,452,820
Texas Transportation Commission State
Highway 249 System, Series 2019A, RB,
5.00%, 08/01/57 ................. 1,750 1,787,179
Texas Water Development Board
Series 2018B , RB , 5.00% , 04/15/25 ..... 5,520 5,598,383
Series 2020 , RB , 5.00% , 04/15/26 ...... 1,380 1,435,261
Series 2020 , RB , 5.00% , 10/15/26 ...... 3,310 3,481,412
Series 2021 , RB , 5.00% , 08/01/27 ...... 1,500 1,605,637
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,110 1,212,233
Series 2017A , RB , 5.00% , 04/15/29 ..... 1,000 1,063,869
Series 2018B , RB , 5.00% , 04/15/30 ..... 1,860 2,011,718
Series 2021 , RB , 5.00% , 08/01/30 ...... 1,310 1,476,452
Series A , RB , 5.00% , 10/15/30 ......... 1,000 1,021,313
Series 2018A , RB , 5.00% , 10/15/30 ..... 7,940 8,503,117
Series 2016 , RB , 5.00% , 10/15/31 ...... 5,070 5,281,493
Series 2018A , RB , 5.00% , 10/15/31 ..... 6,605 7,052,677
Series 2017A , RB , 5.00% , 10/15/31 ..... 1,000 1,057,306
Series A , RB , 5.00% , 10/15/31 ......... 1,000 1,021,091
Series 2017A , RB , 4.00% , 10/15/32 ..... 3,475 3,553,968

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018B , RB , 5.00% , 10/15/32 ..... USD 5,820 $ 6,257,097
Series 2019A , RB , 3.00% , 10/15/33 ..... 2,000 1,926,401
Series 2017A , RB , 4.00% , 10/15/33 ..... 2,000 2,043,348
Series 2020 , RB , 4.00% , 10/15/33 ...... 3,080 3,224,851
Series 2020 , RB , 4.00% , 08/01/34 ...... 5,000 5,215,665
Series 2019A , RB , 3.00% , 10/15/34 ..... 2,000 1,905,657
Series A , RB , 4.00% , 10/15/34 ......... 3,000 3,015,924
Series 2018B , RB , 4.00% , 10/15/34 ..... 3,000 3,082,369
Series 2017A , RB , 4.00% , 10/15/34 ..... 1,000 1,019,924
Series 2021 , RB , 4.00% , 10/15/35 ...... 4,740 4,948,587
Series 2017A , RB , 4.00% , 10/15/35 ..... 2,500 2,543,412
Series 2019A , RB , 4.00% , 10/15/36 ..... 5,775 5,898,130
Series 2018A , RB , 4.00% , 10/15/36 ..... 3,000 3,050,442
Series 2018B , RB , 4.00% , 10/15/36 ..... 10,000 10,189,809
Series 2022 , RB , 4.45% , 10/15/36 ...... 1,000 1,088,044
Series 2018A , RB , 4.00% , 10/15/38 ..... 9,160 9,255,524
Series 2019A , RB , 4.00% , 10/15/38 ..... 1,490 1,507,260
Series 2018B , RB , 5.00% , 10/15/38 ..... 2,130 2,261,846
Series 2019A , RB , 3.00% , 10/15/39 ..... 2,585 2,311,526
Series 2020 , RB , 3.00% , 10/15/40 ...... 3,500 3,120,235
Series 2023A , RB , 4.65% , 10/15/40 ..... 1,995 2,161,704
Series A , RB , 5.00% , 10/15/40 ......... 890 904,841
Series 2022 , RB , 5.00% , 08/01/41 ...... 28,505 31,415,321
Series 2023 , RB , 5.00% , 08/01/42 ...... 11,275 12,491,352
Series 2017A , RB , 5.00% , 10/15/42 ..... 2,000 2,073,279
Series 2018B , RB , 4.00% , 10/15/43 ..... 12,000 11,878,578
Series 2018A , RB , 5.00% , 10/15/43 ..... 11,750 12,275,252
Series 2019A , RB , 4.00% , 10/15/44 ..... 5,000 4,895,586
Series A , RB , 4.00% , 10/15/45 ......... 4,865 4,710,790
Series 2016 , RB , 5.25% , 10/15/46 ...... 2,000 2,074,419
Series 2017A , RB , 5.00% , 10/15/47 ..... 2,500 2,580,403
Series 2022 , RB , 5.00% , 10/15/47 ...... 22,500 24,410,144
Series 2023A , RB , 4.88% , 10/15/48 ..... 9,000 9,640,604
Series 2018B , RB , 5.00% , 04/15/49 ..... 35,020 36,612,892
Series 2019A , RB , 4.00% , 10/15/49 ..... 20,445 19,700,634
Series 2020 , RB , 4.00% , 04/15/51 ...... 6,000 5,745,066
Series 2022 , RB , 4.80% , 10/15/52 ...... 1,500 1,581,717
Series 2019A , RB , 4.00% , 10/15/54 ..... 1,000 947,036
Series 2021 , RB , 4.00% , 10/15/56 ...... 7,420 6,990,144
Trinity River Authority Central Regional
Wastewater System, Series 2017, RB,
5.00%, 08/01/28 ................. 2,005 2,131,457
Tyler Independent School District, Series 2017,
GO, 4.00%, 02/15/47 (PSF) .......... 1,600 1,567,577
Via Metropolitan Transit Advanced
Transportation District Sales Tax, Series 2024,
RB, 5.00%, 08/01/49 .............. 7,150 7,775,649
Waco Educational Finance Corp., Series 2021,
RB, 4.00%, 03/01/51 .............. 2,000 1,871,620
Wylie Independent School District
Series 2020A , GO , 5.00% , 08/15/30 ( PSF ) 14,960 16,866,308
Series 2024 , GO , 5.25% , 08/15/49 ( PSF ) .. 23,305 25,887,422
Ysleta Independent School District, Series 2017,
GO, 5.00%, 08/15/47 (PSF) .......... 2,940 3,008,116
3,380,050,465
Utah — 0.7%
Central Valley Water Reclamation Facility, Series
2021C, RB, 4.00%, 03/01/47 ......... 2,000 1,957,054
City of Salt Lake City
Series 2017B , RB , 5.00% , 07/01/47 ..... 3,645 3,736,471
Series 2018B , RB , 5.00% , 07/01/48 ..... 2,000 2,071,896
Series 2022 , RB , 5.00% , 02/01/52 ...... 30,000 32,054,703
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/26 ..... 3,445 3,597,764
Security
Par (000)
Par (000) Value
Utah (continued)
Series 2022A , RB , 5.00% , 07/01/29 ..... USD 1,250 $ 1,391,743
Series 2022A , RB , 5.00% , 07/01/30 ..... 2,000 2,262,225
Series 2023A , RB , 5.00% , 07/01/31 ..... 13,170 15,075,469
Series 2022A , RB , 5.00% , 07/01/32 ..... 1,000 1,137,060
Series 2022A , RB , 5.00% , 07/01/33 ..... 1,250 1,417,599
Series 2022A , RB , 5.00% , 07/01/34 ..... 1,250 1,409,631
Series 2022A , RB , 4.00% , 07/01/36 ..... 2,500 2,611,676
Series 2023A , RB , 5.00% , 07/01/37 ..... 5,000 5,651,389
Series 2022A , RB , 5.00% , 07/01/38 ..... 2,500 2,773,573
Series 2022A , RB , 5.00% , 07/01/40 ..... 2,500 2,745,665
Series 2023A , RB , 5.00% , 07/01/41 ..... 2,000 2,213,410
Series 2022A , RB , 5.00% , 07/01/42 ..... 2,500 2,715,658
Series 2022A , RB , 5.00% , 07/01/43 ..... 23,585 25,551,293
State of Utah
Series 2020B , GO , 5.00% , 07/01/25 ..... 6,010 6,126,053
Series 2018 , GO , 5.00% , 07/01/26 ...... 5,225 5,458,300
Series 2020B , GO , 5.00% , 07/01/26 ..... 11,925 12,457,460
Series 2017 , GO , 5.00% , 07/01/27 ...... 1,140 1,203,839
Series 2020B , GO , 5.00% , 07/01/28 ..... 1,470 1,606,492
Series 2020 , GO , 5.00% , 07/01/29 ...... 4,030 4,437,037
Series 2020B , GO , 5.00% , 07/01/29 ..... 1,600 1,761,603
Series 2020 , GO , 5.00% , 07/01/30 ...... 5,600 6,148,034
Series 2020 , GO , 5.00% , 07/01/31 ...... 13,500 14,754,868
Series 2020 , GO , 3.00% , 07/01/34 ...... 4,120 4,031,784
University of Utah (The)
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,330 1,421,923
Series 2022B , RB , 5.00% , 08/01/41 ..... 1,885 2,098,785
Series 2022B , RB , 5.00% , 08/01/42 ..... 2,490 2,761,291
Series 2022A , RB , 4.00% , 08/01/51 ..... 12,000 11,591,628
Series 2023B , RB , 5.25% , 08/01/53 ..... 5,610 6,209,285
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/25 ..... 1,630 1,659,497
Series 2015A , RB , 5.00% , 06/15/26 ..... 3,465 3,528,279
Series 2015A , RB , 5.00% , 06/15/28 ..... 5,005 5,096,403
Series 2015A , RB , 5.00% , 06/15/29 ..... 3,010 3,064,970
Series 2024 , RB , 5.00% , 06/15/33 ...... 4,000 4,669,837
Series 2015A , RB , 5.00% , 06/15/37 ..... 4,815 4,902,933
Series 2015A , RB , 5.00% , 06/15/38 ..... 5,500 5,600,443
Series 2024 , RB , 5.00% , 06/15/39 ...... 10,000 11,437,742
Series 2024 , RB , 5.00% , 06/15/40 ...... 9,000 10,230,674
242,633,439
Vermont — 0.0%
University of Vermont & State Agricultural
College, Series 2015, RB, 5.00%, 10/01/40 1,000 1,018,165
Virginia — 1.8%
Chesapeake Bay Bridge & Tunnel District
Series 2016 , RB , 5.00% , 07/01/41 ( AGM ) . 3,000 3,065,412
Series 2016 , RB , 5.00% , 07/01/46 ...... 21,350 21,537,592
Series 2016 , RB , 5.00% , 07/01/51 ...... 1,500 1,509,440
City of Alexandria
Series 2023 , GO , 5.00% , 12/15/30 ( SAW ) . 10,235 11,670,785
Series 2023 , GO , 5.00% , 12/15/34 ( SAW ) . 5,330 6,308,722
Series 2023 , GO , 5.00% , 12/15/35 ( SAW ) . 10,755 12,672,069
Series 2023 , GO , 5.00% , 12/15/36 ( SAW ) . 10,855 12,704,220
Series 2023 , GO , 5.00% , 12/15/37 ( SAW ) . 10,960 12,779,264
Series 2023 , GO , 5.00% , 12/15/38 ( SAW ) . 5,500 6,376,617
Series 2023 , GO , 4.00% , 12/15/43 ( SAW ) . 12,750 13,030,183
Series 2019A , GO , 3.00% , 07/15/46 ( SAW ) 1,000 826,329
City of Norfolk, Series 2019, GO,
5.00%, 08/01/46 (SAW) ............ 2,755 3,010,554
City of Richmond
Series 2016A , RB , 5.00% , 01/15/29 ..... 2,000 2,067,540
Series 2016A , RB , 5.00% , 01/15/30 ..... 1,000 1,033,770

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2016A , RB , 5.00% , 01/15/32 ..... USD 2,020 $ 2,088,215
Commonwealth of Virginia
Series 2015B , GO , 5.00% , 06/01/26 ( SAW ) 3,025 3,077,741
Series 2015B , GO , 5.00% , 06/01/27 ( SAW ) 2,090 2,127,444
County of Arlington
Series 2023 , GO , 5.00% , 06/15/32 ...... 8,715 10,172,511
Series 2019 , GO , 4.00% , 06/15/34 ...... 2,085 2,186,255
County of Fairfax
Series 2023A , GO , 4.00% , 10/01/24 ( SAW ) 10,140 10,146,661
Series 2021A , GO , 4.00% , 10/01/24 ( SAW ) 2,165 2,166,422
Series 2014B , GO , 5.00% , 10/01/24 ( SAW ) 3,670 3,675,221
Series 2015B , GO , 5.00% , 10/01/25 ( SAW ) 5,035 5,157,722
Series 2016A , GO , 4.00% , 10/01/27 ( SAW ) 7,625 7,778,998
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 4,000 4,229,040
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 5,000 5,493,176
Series 2017A , GO , 5.00% , 10/01/28 ( SAW ) 1,800 1,906,724
Series 2023A , GO , 4.00% , 10/01/30 ( SAW ) 7,600 8,192,485
Series 2024A , GO , 5.00% , 10/01/30 ( SAW ) 11,000 12,525,181
Series 2019A , GO , 5.00% , 10/01/31 ( SAW ) 5,280 5,798,050
Series 2024A , GO , 5.00% , 10/01/31 ( SAW ) 7,085 8,184,476
Series 2017A , GO , 4.00% , 10/01/32 ( SAW ) 9,900 10,132,332
Series 2024A , GO , 5.00% , 10/01/32 ( SAW ) 6,715 7,858,804
Series 2019A , GO , 5.00% , 10/01/36 ( SAW ) 7,305 7,929,773
Series 2022A , GO , 2.00% , 10/01/38 ( SAW ) 13,630 10,333,011
Series 2023A , GO , 4.00% , 10/01/40 ( SAW ) 3,000 3,142,199
Series 2021A , RB , 5.00% , 07/15/46 ..... 7,415 8,055,898
Series 2024A , RB , 5.00% , 07/15/49 ..... 6,320 6,990,299
Series 2021A , RB , 4.00% , 07/15/51 ..... 5,000 4,923,451
County of Henrico, Series 2020A, GO,
5.00%, 08/01/28 (SAW) ............ 1,260 1,379,443
County of Loudoun, Series 2021A, GO,
4.00%, 12/01/31 (SAW) ............ 3,330 3,564,855
Hampton Roads Sanitation District
Series 2016A , RB , 5.00% , 08/01/30 ..... 2,020 2,113,833
Series 2016A , RB , 5.00% , 08/01/37 ..... 8,570 8,968,094
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/42 ..... 8,110 8,459,335
Series 2020A , RB , 4.00% , 07/01/45 ..... 2,000 1,999,892
Series 2018A , RB , 5.00% , 07/01/48 ..... 21,035 21,963,149
Series 2018A , RB , 5.00% , 07/01/52 ..... 10,000 10,794,451
Series 2018A , RB , 5.50% , 07/01/57 ..... 11,380 12,464,666
Series 2020A , RB , 4.00% , 07/01/60 ..... 5,005 4,841,308
Series 2020A , RB , 5.00% , 07/01/60 ..... 2,000 2,112,892
Northern Virginia Transportation Commission,
Series 2022, RB, 5.00%, 06/01/47 ...... 5,500 5,985,181
University of Virginia
Series 2017A , RB , 5.00% , 04/01/38 ..... 1,000 1,045,543
Series 2015A-2 , RB , 5.00% , 04/01/45 .... 8,000 8,069,763
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/26 ..... 4,405 4,557,267
Series 2015D , RB , 3.00% , 02/01/27 ( ST
INTERCEPT ) .................. 2,685 2,671,975
Series 2022A , RB , 5.00% , 02/01/27 ..... 4,000 4,235,576
Series 2017E , RB , 5.00% , 02/01/27 ..... 10,160 10,758,363
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 4,700 4,905,943
Series 2021A , RB , 5.00% , 02/01/28 ..... 21,120 22,836,779
Series 2019C , RB , 5.00% , 02/01/28 ..... 575 621,740
Series 2017E , RB , 5.00% , 02/01/28 ..... 1,000 1,081,287
Series 2017E , RB , 5.00% , 02/01/29 ..... 5,015 5,396,595
Series 2017E , RB , 5.00% , 02/01/30 ..... 1,815 1,947,340
Series 2019C , RB , 5.00% , 02/01/30 ..... 2,775 3,041,658
Series 2022A , RB , 5.00% , 02/01/30 ..... 12,260 13,754,980
Series 2017C , RB , 5.00% , 02/01/30 ..... 3,800 4,001,878
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2021A , RB , 5.00% , 02/01/30 ..... USD 6,340 $ 7,113,097
Series A , RB , 4.00% , 02/01/31 ......... 4,300 4,325,417
Series 2017C , RB , 5.00% , 02/01/31 ..... 1,830 1,922,287
Series 2017E , RB , 5.00% , 02/01/31 ..... 1,025 1,095,158
Series 2015A , RB , 4.00% , 02/01/32 ..... 3,000 3,002,027
Series 2022A , RB , 5.00% , 02/01/32 ..... 3,015 3,474,193
Series 2022A , RB , 3.50% , 02/01/34 ..... 2,000 2,020,209
Series 2023B , RB , 5.00% , 02/01/34 ..... 3,500 4,062,636
Series 2019A , RB , 3.00% , 02/01/36 ..... 5,000 4,677,581
Series 2024A , RB , 5.00% , 02/01/36 ..... 18,575 21,633,626
Series 2022A , RB , 5.00% , 02/01/38 ..... 1,790 2,012,151
Series 2023A , RB , 5.00% , 02/01/38 ..... 3,375 3,857,948
Series 2022A , RB , 5.00% , 02/01/39 ..... 2,000 2,230,127
Series 2021A , RB , 3.00% , 02/01/40 ..... 2,485 2,216,680
Series 2022A , RB , 5.00% , 02/01/40 ..... 6,955 7,712,762
Series 2022A , RB , 5.25% , 02/01/41 ..... 5,000 5,598,974
Series 2021C , RB , 3.00% , 09/01/51 ( ST
INTERCEPT ) .................. 7,110 5,736,004
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/26 ..... 4,375 4,558,624
Series 2017 , RB , 5.00% , 09/15/26 ...... 3,115 3,268,878
Series 2017A , RB , 5.00% , 05/15/27 ..... 2,465 2,625,193
Series 2024 , RB , 5.00% , 05/15/27 ...... 8,400 8,945,892
Series 2017 , RB , 5.00% , 09/15/27 ...... 1,110 1,191,064
Series 2017A , RB , 5.00% , 05/15/30 ..... 21,035 22,457,751
Series 2024 , RB , 5.00% , 05/15/32 ...... 7,560 8,745,984
Series 2022 , RB , 4.00% , 05/15/33 ...... 12,360 13,245,782
Series 2017A , RB , 5.00% , 05/15/33 ..... 2,275 2,409,115
Series 2017A , RB , 4.00% , 05/15/35 ..... 1,000 1,016,033
Series 2022 , RB , 4.00% , 05/15/35 ...... 8,000 8,494,749
Series 2017A , RB , 4.00% , 05/15/36 ..... 4,985 5,053,560
Series 2018 , RB , 4.00% , 05/15/41 ...... 16,050 16,179,289
Series 2017 , RB , 4.00% , 05/15/42 ...... 14,260 14,281,544
Virginia Public Building Authority
Series C , RB , 4.00% , 08/01/25 ......... 255 255,033
Series B , RB , 5.00% , 08/01/25 ......... 1,975 2,018,492
Series C , RB , 4.00% , 08/01/26 ......... 3,660 3,660,471
Series 2022A , RB , 5.00% , 08/01/26 ..... 4,000 4,183,936
Series 2017A , RB , 5.00% , 08/01/27 ..... 3,015 3,228,111
Series 2017A , RB , 5.00% , 08/01/28 ..... 1,175 1,252,469
Series 2022A , RB , 5.00% , 08/01/28 ..... 6,000 6,559,394
Series 2021A-2 , RB , 4.00% , 08/01/34 .... 2,000 2,106,720
Series 2022A , RB , 5.00% , 08/01/38 ..... 1,010 1,138,456
Series 2024A , RB , 5.00% , 08/01/43 ..... 17,125 19,442,670
Series 2024A , RB , 5.00% , 08/01/44 ..... 7,340 8,300,785
Virginia Public School Authority
Series 2015A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 1,515 1,547,782
Series 2015A , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 5,000 5,105,432
Series 2015A , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 1,940 1,980,907
Series 2022B , RB , 5.00% , 08/01/29 ( SAW ) 2,685 2,989,908
Series 2022B , RB , 5.00% , 08/01/47 ( SAW ) 3,410 3,716,984
Virginia Resources Authority, Series 2024A, RB,
5.00%, 11/01/54 ................. 7,485 8,311,543
Virginia Resources Authority Clean Water
Revolving Fund, Series 2014B, RB,
5.00%, 10/01/26 ................. 26,155 26,198,046
733,599,846
Washington — 4.5%
Central Puget Sound Regional Transit Authority
Series 2021S-1 , RB , 5.00% , 11/01/27 .... 1,630 1,753,544
Series 2021S-1 , RB , 5.00% , 11/01/28 .... 1,505 1,653,425

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2015S-1 , RB , 5.00% , 11/01/29 .... USD 3,500 $ 3,596,170
Series 2015S-1 , RB , 5.00% , 11/01/31 .... 1,250 1,284,346
Series 2015S-1 , RB , 4.00% , 11/01/34 .... 10,040 10,201,817
Series 2015S-1 , RB , 5.00% , 11/01/36 .... 4,500 4,623,647
Series 2021S-1 , RB , 5.00% , 11/01/36 .... 3,000 3,375,934
Series 2015S-1 , RB , 5.00% , 11/01/45 .... 19,870 20,415,970
Series 2016S-1 , RB , 5.00% , 11/01/46 .... 3,170 3,755,345
City of Seattle
Series 2019B , RB , 5.00% , 02/01/25 ..... 4,570 4,611,718
Series 2023A , RB , 5.00% , 03/01/32 ..... 11,735 13,510,065
Series 2021A , RB , 4.00% , 07/01/39 ..... 3,735 3,795,147
Series 2012A , RB , 4.00% , 06/01/41 ..... 23,985 23,908,908
Series 2021A , RB , 4.00% , 07/01/41 ..... 22,145 22,289,013
Series 2022 , RB , 5.00% , 07/01/43 ...... 2,360 2,581,759
Series 2014 , RB , 4.00% , 09/01/44 ...... 4,500 4,493,487
Series 2018A , RB , 4.00% , 01/01/45 ..... 13,125 12,948,268
Series 2015A , RB , 4.00% , 05/01/45 ..... 1,765 1,739,028
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 3.90% , 09/03/24
(b)
........... 64,040 64,040,000
Series 2022 , RB , 5.00% , 07/01/47 ...... 10,000 10,859,254
Series 2017C , RB , 4.00% , 09/01/47 ..... 3,135 3,078,728
Series 2021A , RB , 4.00% , 07/01/51 ..... 4,865 4,690,019
City of Tacoma, Series 2022, RB,
4.00%, 12/01/51 ................. 19,440 18,836,376
City of Tacoma Electric System
Series 2013A , RB , 4.00% , 01/01/42 ..... 1,000 978,386
Series 2024A , RB , 5.00% , 01/01/54 ..... 2,500 2,697,642
County of King
Series 2021A , GO , 4.00% , 01/01/25 ..... 4,010 4,025,206
Series 2016B , RB , 5.00% , 07/01/25 ..... 5,720 5,832,972
Series 2016B , RB , 5.00% , 07/01/27 ..... 1,780 1,854,762
Series 2021A , GO , 5.00% , 01/01/28 ..... 3,270 3,529,384
Series 2023 , RB , 5.00% , 01/01/28 ...... 5,000 5,389,968
Series 2023A , GO , 5.00% , 12/01/28 ..... 2,515 2,766,638
Series 2021A , GO , 5.00% , 01/01/31 ..... 7,000 7,958,387
Series 2024A , RB , 5.00% , 01/01/36 ..... 5,000 5,864,718
Series 2024A , RB , 5.00% , 01/01/37 ..... 5,000 5,824,495
Series 2024A , RB , 5.00% , 01/01/38 ..... 2,000 2,320,423
Series 2024A , RB , 5.00% , 01/01/39 ..... 3,000 3,446,599
Series 2015A , RB , 5.00% , 07/01/40 ..... 2,220 2,235,237
Series 2024 , RB , VRDN ( Bank of America NA
SBPA ), 3.80% , 09/03/24
(b)
.......... 61,625 61,625,000
Series 2023 , RB , 4.00% , 01/01/45 ...... 14,885 14,912,207
Series 2019B , GO , VRDN ( TD Bank NA
SBPA ), 3.40% , 09/04/24
(b)
.......... 4,935 4,935,000
Series 2019A , GO , VRDN ( TD Bank NA
SBPA ), 3.90% , 09/03/24
(b)
.......... 54,645 54,645,000
Series 2016B , RB , 5.00% , 07/01/46 ..... 3,000 3,083,730
Series 2020A , RB , 4.00% , 01/01/47 ..... 3,385 3,368,453
Series 2020A , RB , 4.00% , 01/01/52 ..... 27,000 26,585,161
Series 2024A , RB , 5.25% , 01/01/55 ..... 24,585 27,300,150
Energy Northwest
Series 2018C , RB , 5.00% , 07/01/25 ..... 3,805 3,878,789
Series 2015C , RB , 5.00% , 07/01/25 ..... 1,030 1,049,974
Series 2022A , RB , 5.00% , 07/01/26 ..... 3,340 3,486,081
Series 2015A , RB , 5.00% , 07/01/26 ..... 2,170 2,213,303
Series 2021A , RB , 5.00% , 07/01/26 ..... 3,575 3,731,359
Series 2017A , RB , 5.00% , 07/01/26 ..... 3,100 3,235,584
Series 2020A , RB , 5.00% , 07/01/27 ..... 1,000 1,066,505
Series 2018C , RB , 5.00% , 07/01/27 ..... 1,000 1,066,505
Series 2018C , RB , 5.00% , 07/01/28 ..... 3,575 3,893,853
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,555 1,693,690
Series 2017A , RB , 5.00% , 07/01/28 ..... 8,110 8,633,362
Series 2018C , RB , 5.00% , 07/01/30 ..... 5,525 5,974,451
Series 2018C , RB , 5.00% , 07/01/31 ..... 1,050 1,132,527
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2022A , RB , 5.00% , 07/01/32 ..... USD 5,405 $ 6,248,245
Series 2015A , RB , 5.00% , 07/01/33 ..... 2,500 2,539,838
Series 2015A , RB , 5.00% , 07/01/34 ..... 2,000 2,031,377
Series 2022A , RB , 5.00% , 07/01/36 ..... 13,105 14,921,785
Series 2020A , RB , 5.00% , 07/01/36 ..... 1,000 1,102,370
Series 2019A , RB , 5.00% , 07/01/37 ..... 33,235 36,027,242
Series 2015A , RB , 4.00% , 07/01/38 ..... 2,000 1,996,265
Series 2015A , RB , 5.00% , 07/01/38 ..... 10,585 10,719,777
Series 2024A , RB , 5.00% , 07/01/39 ..... 11,000 12,637,528
Series 2023A , RB , 5.00% , 07/01/39 ..... 13,000 14,764,884
Series 2024A , RB , 5.00% , 07/01/40 ..... 8,000 9,134,170
Series 2021A , RB , 5.00% , 07/01/41 ..... 12,090 13,233,701
Series 2021A , RB , 4.00% , 07/01/42 ..... 10,360 10,443,543
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
(c)
Series 2024B , RB , 5.00% , 01/01/39 ..... 2,000 2,297,660
Series 2024B , RB , 5.00% , 01/01/40 ..... 3,000 3,425,210
King & Snohomish Counties School District No.
417 Northshore
Series 2018 , GO , 5.00% , 12/01/35 ( GTD ) . 1,000 1,069,398
Series 2018 , GO , 5.00% , 12/01/36 ( GTD ) . 3,015 3,216,493
King County School District No. 210 Federal
Way, Series 2018, GO, 3.60%, 12/01/37
(GTD) ....................... 21,945 21,967,463
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 5,540 5,851,945
Kitsap County School District No. 100-C
Bremerton, Series 2024, GO, 5.25%, 12/01/47
(GTD) ....................... 7,150 7,997,641
Pierce County School District No. 10 Tacoma,
Series 2015, GO, 5.00%, 12/01/39 (GTD) . 2,000 2,061,445
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/34 (GTD) . 5,900 6,220,070
Pierce County School District No. 403 Bethel
Series 2024 , GO , 5.00% , 12/01/42 ( GTD ) . 10,290 11,549,046
Series 2024 , GO , 5.00% , 12/01/43 ( GTD ) . 3,500 3,911,383
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/30 ..... 3,075 3,447,286
Series 2022A , RB , 5.00% , 08/01/31 ..... 2,500 2,838,477
Series 2024A , RB , 5.00% , 03/01/33 ..... 3,000 3,459,357
Series 2024A , RB , 5.00% , 03/01/34 ..... 2,250 2,622,656
Series 2024A , RB , 5.00% , 03/01/35 ..... 3,500 4,050,183
Series 2017 , GO , 5.00% , 01/01/42 ...... 5,280 5,472,467
Snohomish County Public Utility District
No. 1 Electric System, Series 2015, RB,
5.00%, 12/01/40 ................. 1,000 1,019,731
Spokane County School District No. 81
Spokane, Series 2021, GO, 4.00%, 12/01/39
(GTD) ....................... 2,000 2,066,767
State of Washington
Series R-2022E , RB , 5.00% , 09/01/24 .... 4,500 4,500,000
Series R-2015B , GO , 5.00% , 07/01/25 ... 1,500 1,503,054
Series R-2022D , GO , 5.00% , 07/01/25 ... 5,230 5,330,991
Series R-2020C , GO , 5.00% , 07/01/25 ... 2,520 2,568,661
Series R-2020D , GO , 5.00% , 07/01/25 ... 1,550 1,579,930
Series R-2023A , GO , 5.00% , 08/01/25 ... 26,145 26,704,072
Series 2022C , GO , 5.00% , 02/01/26 ..... 10,000 10,343,002
Series R-2015B , GO , 5.00% , 07/01/26 ... 1,050 1,052,208
Series R-2018C , GO , 5.00% , 08/01/26 ... 5,680 5,945,530
Series R-2022D , GO , 4.00% , 07/01/27 ... 36,300 37,725,595
Series R-2016B , GO , 5.00% , 07/01/27 ... 1,000 1,030,589
Series R-2018D , GO , 5.00% , 08/01/27 ... 1,060 1,133,999
Series 2022C , GO , 5.00% , 02/01/28 ..... 2,000 2,162,881
Series R-2022D , GO , 4.00% , 07/01/28 ... 9,020 9,479,253

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series R-2022C , GO , 4.00% , 07/01/28 ... USD 4,295 $ 4,513,680
Series R-2015C , GO , 5.00% , 07/01/28 ... 1,500 1,510,102
Series R-2015E , GO , 5.00% , 07/01/28 ... 1,535 1,545,337
Series R-2016B , GO , 5.00% , 07/01/28 ... 10,500 10,815,624
Series R-2018C , GO , 5.00% , 08/01/28 ... 1,705 1,815,617
Series R-2018D , GO , 5.00% , 08/01/28 ... 1,495 1,591,993
Series 2023B , GO , 5.00% , 02/01/29 ..... 16,135 17,813,368
Series 2022C , GO , 5.00% , 02/01/29 ..... 2,210 2,439,885
Series R-2022C , GO , 4.00% , 07/01/29 ... 53,230 56,599,177
Series R-2015C , GO , 5.00% , 07/01/29 ... 6,455 6,496,131
Series R-2016B , GO , 5.00% , 07/01/29 ... 3,210 3,304,366
Series R-2023A , GO , 5.00% , 08/01/29 ... 8,725 9,728,620
Series R-2018C , GO , 5.00% , 08/01/29 ... 6,475 6,889,471
Series 2022C , GO , 5.00% , 02/01/30 ..... 1,840 2,067,757
Series R-2022C , GO , 4.00% , 07/01/30 ... 12,785 13,670,200
Series R-2015C , GO , 5.00% , 07/01/30 ... 3,140 3,159,698
Series 2022C , GO , 5.00% , 02/01/31 ..... 2,600 2,963,696
Series R-2015E , GO , 5.00% , 07/01/31 ... 3,000 3,018,424
Series R-2015D , GO , 5.00% , 07/01/31 ... 2,240 2,253,757
Series R-2016B , GO , 5.00% , 07/01/31 ... 1,745 1,793,300
Series R-2024C , GO , 5.00% , 08/01/31 ... 11,650 13,370,740
Series R-2015D , GO , 5.00% , 07/01/32 ... 2,000 2,012,085
Series R-2015C , GO , 5.00% , 07/01/32 ... 2,220 2,233,415
Series 2016A-1 , GO , 5.00% , 08/01/32 .... 2,500 2,542,033
Series R-2018D , GO , 5.00% , 08/01/32 ... 3,000 3,176,477
Series R-2022C , GO , 4.00% , 07/01/33 ... 10,000 10,739,951
Series R-2015E , GO , 5.00% , 07/01/33 ... 4,395 4,421,268
Series R-2016B , GO , 5.00% , 07/01/33 ... 3,000 3,079,477
Series R-2017A , GO , 5.00% , 08/01/33 ... 3,915 4,063,027
Series R-2018D , GO , 5.00% , 08/01/33 ... 5,410 5,718,934
Series 2019C , GO , 5.00% , 02/01/34 ..... 1,460 1,584,610
Series 2020C , GO , 5.00% , 02/01/34 ..... 4,560 5,040,350
Series R-2018D , GO , 5.00% , 08/01/34 ... 7,000 7,397,723
Series R-2017A , GO , 5.00% , 08/01/34 ... 3,000 3,111,730
Series R-2023A , GO , 5.00% , 08/01/34 ... 27,595 32,240,682
Series 2021F , GO , 5.00% , 06/01/35 ..... 2,325 2,616,539
Series R-2018D , GO , 5.00% , 08/01/35 ... 3,000 3,167,875
Series 2023A , GO , 5.00% , 08/01/36 ..... 5,820 6,622,800
Series R-2022A , GO , 4.00% , 02/01/37 ... 11,550 12,057,993
Series R-2024A , GO , 5.00% , 02/01/37 ... 8,695 10,066,197
Series 2019A , GO , 5.00% , 08/01/37 ..... 2,300 2,457,371
Series 2017A , GO , 5.00% , 08/01/37 ..... 1,345 1,390,781
Series R-2022B , GO , 4.00% , 02/01/38 ... 1,000 1,039,598
Series 2019C , GO , 5.00% , 02/01/38 ..... 3,000 3,223,407
Series R-2024A , GO , 5.00% , 02/01/38 ... 5,000 5,764,667
Series R-2023B , GO , 5.00% , 07/01/38 ... 1,185 1,354,338
Series 2020A , GO , 5.00% , 08/01/38 ..... 1,500 1,620,396
Series 2018C , GO , 5.00% , 02/01/39 ..... 1,000 1,052,694
Series 2020C , GO , 5.00% , 02/01/39 ..... 6,565 7,116,650
Series 2020A , GO , 5.00% , 08/01/39 ..... 2,000 2,153,537
Series 2025A , GO , 5.00% , 08/01/39 ..... 10,000 11,490,401
Series R-2021A , GO , 5.00% , 06/01/40 ... 2,205 2,387,982
Series R-2023B , GO , 5.00% , 07/01/40 ... 10,000 11,293,344
Series 2021A , GO , 5.00% , 08/01/40 ..... 3,000 3,254,742
Series 2024A , GO , 5.00% , 08/01/40 ..... 5,265 5,947,232
Series 2017D , GO , 5.00% , 02/01/41 ..... 2,530 2,622,379
Series 2018C , GO , 5.00% , 02/01/41 ..... 2,240 2,344,072
Series 2021C , GO , 5.00% , 02/01/42 ..... 1,500 1,630,760
Series 2017D , GO , 5.00% , 02/01/42 ..... 1,700 1,759,680
Series 2018C , GO , 5.00% , 02/01/42 ..... 14,685 15,341,196
Series 2024B , GO , 5.00% , 06/01/42 ..... 18,330 20,493,044
Series 2023A , GO , 5.00% , 08/01/42 ..... 1,745 1,928,110
Series 2018A , GO , 5.00% , 08/01/42 ..... 3,260 3,395,227
Series 2024B , GO , 5.00% , 06/01/43 ..... 9,315 10,336,169
Series 2025A , GO , 5.00% , 08/01/43 ..... 15,000 16,815,243
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2023B , GO , 5.00% , 02/01/44 ..... USD 1,120 $ 1,234,436
Series 2021C , GO , 5.00% , 02/01/45 ..... 16,400 17,675,951
Series 2023B , GO , 5.00% , 02/01/45 ..... 32,110 35,301,557
Series 2024B , GO , 5.00% , 06/01/45 ..... 3,685 4,061,890
Series 2024A , GO , 5.00% , 08/01/45 ..... 25,000 27,598,885
Series 2023A , GO , 5.00% , 08/01/45 ..... 10,140 11,094,484
Series 2022C , GO , 5.00% , 02/01/46 ..... 8,385 9,079,597
Series 2023A , GO , 5.00% , 08/01/46 ..... 10,145 11,034,374
Series 2023A , GO , 5.00% , 08/01/47 ..... 13,795 14,967,083
Series 2024C , GO , 5.00% , 02/01/48 ..... 15,000 16,426,829
Series 2024A , GO , 5.00% , 08/01/48 ..... 5,000 5,454,335
Series 2024C , GO , 5.00% , 02/01/49 ..... 1,400 1,529,959
Series 2024D , GO , 5.00% , 06/01/49 ..... 17,925 19,637,282
University of Washington, Series 2024B, RB,
5.00%, 07/01/41 ................. 9,785 11,042,408
Washington State University, Series 2015, RB,
5.00%, 04/01/40 ................. 2,055 2,071,392
1,491,360,228
West Virginia — 0.0%
State of West Virginia
Series 2021A , GO , 5.00% , 06/01/32 ..... 2,600 2,956,658
Series 2019A , GO , 5.00% , 06/01/41 ..... 2,545 2,701,920
Series 2018B , GO , 5.00% , 12/01/41 ..... 2,000 2,086,742
Series 2018B , GO , 4.00% , 06/01/42 ..... 4,895 4,857,121
Series 2018B , GO , 4.00% , 12/01/42 ..... 3,000 2,977,761
Series 2019A , GO , 5.00% , 12/01/43 ..... 4,920 5,194,906
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 1,465 1,528,359
West Virginia Parkways Authority
Series 2018 , RB , 5.00% , 06/01/43 ...... 3,500 3,642,927
Series 2021 , RB , 5.00% , 06/01/47 ...... 3,500 3,728,384
Series 2021 , RB , 4.00% , 06/01/51 ...... 1,755 1,686,754
31,361,532
Wisconsin — 0.6%
State of Wisconsin
Series 2014-4 , GO , 5.00% , 05/01/25 ..... 4,170 4,182,224
Series 2017A , GO , 5.00% , 05/01/25 ..... 1,500 1,523,885
Series 2021-2 , GO , 5.00% , 05/01/25 ..... 4,240 4,309,762
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 1,655 1,702,118
Series 2014-4 , GO , 5.00% , 05/01/26 ..... 6,350 6,368,614
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,080 3,242,471
Series 2015-1 , GO , 5.00% , 05/01/27 ..... 1,750 1,774,333
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 5,420 5,772,285
Series 2014-4 , GO , 5.00% , 05/01/27 ..... 2,500 2,507,394
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 3,925 4,173,592
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 1,000 1,063,070
Series 2019A , RB , 5.00% , 05/01/28 ..... 2,000 2,127,451
Series 2021-2 , GO , 5.00% , 05/01/28 ..... 1,000 1,088,823
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 6,460 6,846,856
Series 2021-1 , GO , 5.00% , 05/01/29 ..... 4,000 4,446,658
Series 2016-2 , GO , 5.00% , 11/01/29 ..... 2,000 2,074,830
Series 2022-4 , GO , 5.00% , 05/01/31 ..... 5,855 6,691,694
Series 2023-2 , GO , 5.00% , 05/01/32 ..... 10,000 11,582,475
Series 2024-1 , GO , 5.00% , 05/01/32 ..... 5,000 5,791,238
Series 2023-2 , GO , 5.00% , 05/01/33 ..... 10,000 11,734,580
Series 2023-2 , GO , 5.00% , 05/01/34 ..... 19,650 22,966,680
Series 2017-3 , GO , 4.00% , 11/01/34 ..... 2,020 2,060,853
Series 2022A , GO , 5.00% , 05/01/35 ..... 5,265 5,944,247
Series 2023-2 , GO , 5.00% , 05/01/35 ..... 3,310 3,855,818
Series 2022A , GO , 5.00% , 05/01/36 ..... 2,755 3,099,553
Series 2023A , GO , 5.00% , 05/01/36 ..... 4,575 5,230,699
Series 2021A , GO , 4.00% , 05/01/39 ..... 9,635 9,749,260
Series 2021B , GO , 4.00% , 05/01/41 ..... 5,000 5,058,325

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
66
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2021B , GO , 4.00% , 05/01/42 ..... USD 3,225 $ 3,257,681
Series 2023B , GO , 5.00% , 05/01/42 ..... 11,790 13,097,163
Series 2023B , GO , 5.00% , 05/01/43 ..... 1,545 1,710,048
Series 2023B , GO , 5.00% , 05/01/44 ..... 12,475 13,762,334
State of Wisconsin Environmental Improvement
Fund
Series 2024A , RB , 5.00% , 06/01/33 ..... 21,790 25,500,844
Series 2021A , RB , 4.00% , 06/01/35 ..... 3,465 3,627,267
Wisconsin Department of Transportation
Series 2017-2 , RB , 5.00% , 07/01/26 ..... 1,060 1,107,717
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 1,000 1,069,082
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 2,000 2,126,362
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 5,700 6,068,148
Series 2019A , RB , 5.00% , 07/01/36 ..... 3,025 3,241,942
Series 2023A , RB , 5.00% , 07/01/42 ..... 4,585 5,173,789
Wisconsin Health & Educational Facilities
Authority, Series 2016, RB, 5.00%, 12/01/41 3,075 3,159,927
229,872,092
Total Long-Term Investments — 99 .9%
(Cost: $ 38,859,824,326 ) ............................ 38,662,189,434
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.77%
(d) (e)
......... 56,128 56,133
Total Short-Term Securities — 0 .0%
(Cost: $ 56,133 ) ................................. 56,133
Total Investments — 99 .9%
(Cost: $ 38,859,880,459 ) ............................ 38,662,245,567
Other Assets Less Liabilities — 0.1% .................... 40,945,954
Net Assets — 100.0% ...............................
$ 38,703,191,521
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 3,570,998 $ — $ (3,514,865)
(a)
$ — $ — $ 56,133 56,128 $ 142,064 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
National Muni Bond ETF
Schedule of Investments
67
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 38,662,189,434 $ — $ 38,662,189,434
Short-Term Securities
Money Market Funds ...................................... 56,133 — — 56,133
$ 56,133 $ 38,662,189,434 $ — $ 38,662,245,567

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
New York Muni Bond ETF
68
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
New York — 99.9%
Battery Park City Authority
Series 2023B , RB , 5.00% , 11/01/25 ..... USD 2,035 $ 2,095,488
Series 2023B , RB , 5.00% , 11/01/31 ..... 1,000 1,165,934
Series 2023B , RB , 5.00% , 11/01/32 ..... 1,000 1,182,313
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 3.80% , 09/03/24
(a)
.......... 3,130 3,130,000
Series 2019B , RB , 5.00% , 11/01/38 ..... 1,000 1,094,592
Series 2019B , RB , 5.00% , 11/01/39 ..... 715 780,433
Series 2019B , RB , 5.00% , 11/01/40 ..... 1,000 1,088,104
Series 2023A , RB , 5.00% , 11/01/42 ..... 1,230 1,399,917
Series 2019A , RB , 4.00% , 11/01/44 ..... 2,485 2,469,773
Series 2023A , RB , 5.00% , 11/01/44 ..... 1,000 1,125,952
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,300 1,440,178
Series 2019A , RB , 5.00% , 11/01/49 ..... 1,000 1,069,031
Series 2023A , RB , 5.00% , 11/01/53 ..... 1,335 1,465,989
Buffalo & Fort Erie Public Bridge Authority,
Series 2017, RB, 5.00%, 01/01/47 ...... 2,000 2,045,318
Buffalo Municipal Water Finance Authority
Series 2019A , RB , 5.00% , 07/01/48 ( AGM ) 1,750 1,799,538
Series 2021A , RB , 4.00% , 07/01/51 ( AGM ) 1,675 1,625,940
City of Albany, Series 2022, GO,
4.00%, 03/15/31 ................. 1,940 2,055,551
City of New York
Series 2018A , GO , 5.00% , 08/01/25 ..... 200 204,344
Series 2018C , GO , 5.00% , 08/01/25 ..... 390 398,470
Series C , GO , 5.00% , 08/01/25 ........ 275 280,972
Series A , GO , 5.00% , 08/01/26 ........ 250 255,243
Series 2022C , GO , 5.00% , 08/01/26 ..... 2,000 2,093,753
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 2,945 3,146,690
Series 2024D , GO , 5.00% , 04/01/28 ..... 1,500 1,622,762
Series C , GO , 5.00% , 08/01/28 ........ 1,145 1,192,304
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 825 898,515
Series 2018A , GO , 5.00% , 08/01/28 ..... 1,775 1,888,298
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 2,000 2,215,828
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,500 1,661,871
Series 2023-1 , GO , 5.00% , 08/01/29 ..... 2,000 2,215,828
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 1,340 1,477,569
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 1,450 1,652,306
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/31
(b)
............... 1,000 1,144,101
Series 2023B-1 , GO , 5.00% , 10/01/31 .... 1,000 1,145,730
Series 2024C , GO , 5.00% , 03/01/33 ..... 750 868,872
Series 2024D , GO , 5.00% , 04/01/33 ..... 2,255 2,614,948
Series 2015C , GO , 5.00% , 08/01/33 ..... 250 251,926
Series 2017A , GO , 5.00% , 08/01/33 ..... 500 516,562
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 565 586,758
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 2,000 2,074,766
Series 2025A , GO , 5.00% , 08/01/34 ..... 1,000 1,175,670
Series 2024A , GO , 5.00% , 08/01/34 ..... 3,500 4,056,085
Series 2023-1 , GO , 5.00% , 08/01/34 ..... 2,500 2,897,203
Series 2023F-1 , GO , 5.00% , 08/01/34 .... 1,500 1,738,322
Series 2015FF-1 , GO , 5.00% , 06/01/35 ... 500 506,919
Series 2023B-1 , GO , 5.00% , 10/01/35 .... 2,905 3,316,866
Series 2019D-1 , GO , 5.00% , 12/01/35 ... 500 535,576
Series 2017A , GO , 5.00% , 08/01/37 ..... 500 515,155
Series 2021F-1 , GO , 4.00% , 03/01/38 .... 1,000 1,019,506
Series 2024D , GO , 5.00% , 04/01/39 ..... 1,440 1,635,621
Series 2019D-1 , GO , 5.00% , 12/01/39 ... 1,320 1,402,681
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 1,120 1,205,653
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 900 907,030
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 400 398,718
Series 2020A-1 , GO , 5.00% , 08/01/41 .... 800 852,696
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 3,000 3,366,290
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019D-1 , GO , 4.00% , 12/01/41 ... USD 1,000 $ 996,646
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 250 257,710
Series 2023A-1 , GO , 5.00% , 09/01/42 .... 1,000 1,096,719
Series 2024C , GO , 5.00% , 03/01/43 ..... 3,000 3,324,513
Series 2024A , GO , 5.00% , 08/01/43 ..... 3,410 3,759,557
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 500 521,326
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 450 503,115
Series 2024D , GO , 5.25% , 04/01/47 ..... 2,000 2,227,139
Series 2023A, Sub-Series A-4 , GO , VRDN
( TD Bank NA SBPA ), 3.80% , 09/03/24
(a)
4,600 4,600,000
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 750 581,196
Series 2025, Sub-Series C-1 , GO ,
5.25% , 09/01/50 ................ 2,000 2,219,980
Series 2024C , GO , 5.25% , 03/01/53 ..... 1,365 1,505,719
Series 2024D , GO , 5.25% , 04/01/54 ..... 2,000 2,206,029
City of Rochester, Series 2022II, GO,
5.00%, 08/01/31 ................. 1,000 1,130,936
City of Yonkers, Series 2019A, GO,
5.00%, 05/01/33 (BAM) ............ 280 308,107
County of Albany, Series 2018, GO,
4.00%, 04/01/29 ................. 125 127,326
County of Monroe
Series 2016B , GO , 5.00% , 06/01/26 ( AGM ) 250 261,726
Series 2021 , GO , 4.00% , 06/01/30 ...... 2,145 2,265,607
County of Nassau
Series 2016B , GO , 5.00% , 10/01/24 ..... 1,000 1,001,589
Series 2016B , GO , 5.00% , 10/01/25 ..... 830 852,707
Series 2017C , GO , 5.00% , 10/01/27 ..... 975 1,049,335
Series 2017C , GO , 5.00% , 10/01/31 ..... 1,065 1,127,628
Series 2018B , GO , 5.00% , 07/01/33 ( AGM ) 1,000 1,073,451
Series 2022A , GO , 5.00% , 04/01/37 ..... 2,000 2,271,358
Series 2022A , GO , 4.00% , 04/01/39 ..... 2,515 2,556,430
Series 2019B , GO , 5.00% , 04/01/49 ( AGM ) 1,000 1,065,192
Series 2023A , GO , 4.00% , 04/01/53 ..... 2,000 1,944,671
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 100 95,917
County of Suffolk
Series A , GO , 5.00% , 02/01/25 ( AGM ) ... 1,000 1,008,818
Series 2015C , GO , 5.00% , 05/01/25 ..... 2,575 2,578,529
Series 2021A , GO , 5.00% , 06/15/25 ( BAM ) 1,115 1,135,158
Series A , GO , 5.00% , 02/01/26 ( AGM ) ... 1,000 1,034,269
Series 2017D , GO , 4.00% , 10/15/28 ( BAM ) 1,000 1,041,284
County of Westchester
Series 2015B , GO , 5.00% , 11/15/24 ..... 125 125,521
Series 2018A , GO , 5.00% , 12/01/24 ..... 1,000 1,005,153
Series 2023A , GO , 5.00% , 12/01/26 ..... 2,000 2,116,569
Series 2022A , GO , 5.00% , 12/15/26 ..... 1,000 1,059,299
Series 2020A , GO , 5.00% , 10/15/28 ..... 1,000 1,103,688
Series 2021A , GO , 5.00% , 10/15/28 ..... 2,000 2,207,376
Series 2023A , GO , 4.00% , 12/01/34 ..... 2,000 2,170,353
Series 2022A , GO , 4.00% , 12/15/35 ..... 1,000 1,070,278
Dutchess County Local Development Corp.
Series 2017 , RB , 5.00% , 07/01/42 ...... 750 774,105
Series 2022 , RB , 5.00% , 07/01/52 ...... 1,000 1,044,720
Erie County Fiscal Stability Authority
Series 2017D , RB , 5.00% , 09/01/37 ..... 445 468,100
Series 2017D , RB , 5.00% , 09/01/38 ..... 130 136,463
Series 2017D , RB , 5.00% , 09/01/39 ..... 1,360 1,421,520
Erie County Industrial Development Agency
(The)
Series 2022A , RB , 5.00% , 05/01/26 ( SAW ) 350 364,567
Series 2021A , RB , 5.00% , 05/01/27 ( SAW ) 500 531,257
Series 2021A , RB , 5.00% , 05/01/29 ( SAW ) 1,000 1,105,917
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/25 ..... 550 555,352

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
New York Muni Bond ETF
Schedule of Investments
69
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 02/15/26 ..... USD 1,750 $ 1,811,425
Series 2017A , RB , 5.00% , 02/15/29 ..... 400 420,957
Series 2017A , RB , 5.00% , 02/15/30 ..... 1,100 1,154,818
Series 2017A , RB , 5.00% , 02/15/31 ..... 555 581,744
Series 2017A , RB , 5.00% , 02/15/33 ..... 500 522,917
Series 2022A , RB , 5.00% , 02/15/34 ..... 1,500 1,725,600
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,400 1,460,519
Series 2017A , RB , 4.00% , 02/15/36 ..... 1,930 1,962,641
Series 2017A , RB , 5.00% , 02/15/36 ..... 2,250 2,344,837
Series 2017A , RB , 5.00% , 02/15/38 ..... 500 519,674
Series 2017A , RB , 5.00% , 02/15/39 ..... 200 207,609
Series 2022A , RB , 4.00% , 02/15/41 ..... 1,745 1,774,023
Series 2017A , RB , 5.00% , 02/15/42 ..... 200 206,534
Series 2017A , RB , 5.00% , 02/15/45 ..... 650 669,110
Series 2017A , RB , 4.00% , 02/15/47 ( AGM ) 1,200 1,174,737
Long Island Power Authority
Series 2017 , RB , 5.00% , 09/01/24 ...... 910 910,000
Series 2019A , RB , 5.00% , 09/01/24 ..... 400 400,000
Series 2017 , RB , 5.00% , 09/01/25 ...... 425 435,035
Series 2019A , RB , 5.00% , 09/01/25 ..... 700 717,525
Series 2023E , RB , 5.00% , 09/01/26 ..... 100 104,961
Series 2016B , RB , 5.00% , 09/01/30 ..... 965 1,004,208
Series 2021A , RB , 5.00% , 09/01/30 ..... 530 600,935
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,465 1,575,643
Series 2017 , RB , 5.00% , 09/01/33 ...... 2,650 2,798,340
Series 2021A , RB , 5.00% , 09/01/35 ..... 1,115 1,263,883
Series 2014A , RB , 5.00% , 09/01/35 ..... 250 250,968
Series 2017 , RB , 5.00% , 09/01/35 ...... 1,550 1,632,298
Series 2019A , RB , 3.00% , 09/01/36 ..... 1,950 1,832,170
Series 2017 , RB , 5.00% , 09/01/36 ...... 1,000 1,050,731
Series 2021A , RB , 4.00% , 09/01/38 ..... 1,000 1,042,549
Series 2018 , RB , 5.00% , 09/01/38 ...... 2,370 2,514,760
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 514,922
Series 2017 , RB , 5.00% , 09/01/42 ...... 4,465 4,659,864
Series 2024A , RB , 5.00% , 09/01/42 ..... 480 545,773
Series 2014A , RB , 5.00% , 09/01/44 ..... 1,490 1,495,770
Series 2015B , RB , 5.00% , 09/01/45 ..... 750 759,294
Series 2023E , RB , 5.00% , 09/01/48 ..... 2,000 2,188,444
Series 2019B , RB , VRDN 1.65% , 09/01/24
(a)
600 600,000
Series 2021B , RB , VRDN 1.50% , 09/01/26
(a)
80 76,600
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/24 ..... 500 501,888
Series 2018B , RB , 5.00% , 11/15/25 ..... 250 256,569
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 200 205,255
Series 2017B , RB , 5.00% , 11/15/26 ..... 750 785,715
Series 2006B , RB , 5.25% , 11/15/26 ( AGM ) 1,000 1,059,275
Series 2017C-2 , RB , 0.00% , 11/15/27
(c)
... 1,000 903,727
Series A-2 , RB , 5.00% , 11/15/27 ....... 1,255 1,323,514
Series 2017B , RB , 5.00% , 11/15/28 ..... 1,005 1,091,680
Series 2017C-2 , RB , 0.00% , 11/15/29
(c)
... 1,000 843,234
Series C-1 , RB , 5.00% , 11/15/29 ....... 1,085 1,109,520
Series 2012A , RB , 0.00% , 11/15/30
(c)
.... 1,035 846,113
Series 2016D , RB , 5.00% , 11/15/30 ..... 500 519,695
Series 2024A , RB , 5.00% , 11/15/34 ..... 1,500 1,722,821
Series C-1 , RB , 5.00% , 11/15/34 ....... 350 356,635
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 1,200 1,278,198
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,000 2,030,507
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,053,051
Series 2016B , RB , 4.00% , 11/15/36 ..... 350 352,653
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 510 513,289
Series 2017C-2 , RB , 0.00% , 11/15/39
(c)
... 245 130,148
Series 2014D-1 , RB , 5.00% , 11/15/39 .... 900 902,014
Series 2019C , RB , 5.00% , 11/15/40 ..... 500 530,340
Series 2015B , RB , 5.00% , 11/15/40 ..... 2,685 2,706,519
Series 2017D , RB , 4.00% , 11/15/42 ..... 1,250 1,232,209
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020A-1 , RB , 4.00% , 11/15/43 ( AGM ) USD 1,085 $ 1,079,129
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 1,500 1,466,490
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 350 339,095
Series 2022A , RB , 5.00% , 11/15/46 ..... 1,000 1,086,090
Series B-1 , RB , 5.00% , 11/15/46 ....... 630 645,210
Series 2021A-1 , RB , 4.00% , 11/15/48 .... 1,500 1,443,034
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 1,000 955,869
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,000 1,025,766
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,000 950,621
Series 2019B , RB , 5.00% , 11/15/52 ..... 1,000 1,031,170
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 1,000 1,051,031
Series A-1 , RB , 5.25% , 11/15/56 ....... 200 202,883
Monroe County Industrial Development Corp.
Series 2020A , RB , 5.00% , 07/01/25 ..... 195 198,715
Series 2017C , RB , 5.00% , 07/01/28 ..... 110 117,073
Series 2017 , RB , 5.00% , 05/01/30 ( SAW ) . 485 513,531
Series A , RB , 5.00% , 07/01/32 ......... 280 295,239
Series 2018 , RB , 5.00% , 05/01/34 ( SAW ) . 4,350 4,634,927
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,362,700
Series 2017C , RB , 4.00% , 07/01/36 ..... 1,000 1,014,145
Series 2017D , RB , 4.00% , 07/01/36 ..... 900 912,730
Series 2017C , RB , 4.00% , 07/01/43 ..... 1,550 1,552,417
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,000 972,975
Series 2023A , RB , 5.00% , 07/01/53 ..... 1,000 1,089,731
MTA Hudson Rail Yards Trust Obligations, Series
2016A, RB, 5.00%, 11/15/56 ......... 1,000 1,001,247
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/29 ..... 500 564,491
Series 2024A , RB , 5.00% , 11/15/29 ..... 1,500 1,693,472
Series 2021A , RB , 5.00% , 11/15/31 ..... 790 914,682
Series 2021A , RB , 4.00% , 11/15/32 ..... 1,000 1,088,102
Series 2021A , RB , 4.00% , 11/15/33 ..... 2,070 2,253,569
Series 2021A , RB , 5.00% , 11/15/33 ..... 305 351,126
Series 2021A , RB , 5.00% , 11/15/34 ..... 540 620,231
Series 2021A , RB , 4.00% , 11/15/35 ..... 245 264,136
Nassau County Sewer & Storm Water Finance
Authority, Series A, RB, 5.00%, 10/01/24 .. 100 100,152
New York City Municipal Water Finance Authority
Series 2018FF , RB , 5.00% , 06/15/25 .... 230 234,234
Series 2020CC-2 , RB , 5.00% , 06/15/25 ... 810 824,912
Series 2020BB-2 , RB , 5.00% , 06/15/26 ... 1,125 1,132,588
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 505 519,458
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 3,700 3,899,120
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 1,310 1,484,372
Series 2020EE , RB , 5.00% , 06/15/31 .... 690 792,952
Series BB-2 , RB , 5.00% , 06/15/32 ...... 500 527,327
Series 2016 , RB , 4.00% , 06/15/33 ...... 250 254,149
Series 2017EE , RB , 5.00% , 06/15/36 .... 500 524,527
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 3,000 3,061,066
Series 2015GG , RB , 5.00% , 06/15/37 .... 500 506,966
Series 2022EE , RB , 4.00% , 06/15/39 .... 1,305 1,337,179
Series 2018EE , RB , 5.00% , 06/15/40 .... 300 314,618
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 500 500,954
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 1,500 1,502,427
Series DD-1 , RB , VRDN ( TD Bank NA SBPA ),
3.80% , 09/03/24
(a)
............... 2,000 2,000,000
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 3,400 2,885,991
Series 2024BB-2 , RB , 5.00% , 06/15/44 ... 500 555,273
Series 2023DD , RB , 4.13% , 06/15/46 .... 1,500 1,491,634
Series BB-1 , RB , 5.00% , 06/15/46 ...... 1,125 1,150,978
Series 2023DD , RB , 5.25% , 06/15/46 .... 2,915 3,255,194
Series 2017DD , RB , 5.00% , 06/15/47 .... 1,500 1,549,325
Series 2024BB-2 , RB , 5.25% , 06/15/47 ... 2,995 3,351,844
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 750 774,183
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 1,070 1,129,413

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
New York Muni Bond ETF
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. USD 1,000 $ 980,552
Series 2020DD-1 , RB , 4.00% , 06/15/50 ... 500 490,276
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 3,000 2,935,645
Series 2023CC , RB , VRDN ( Barclays Bank
plc SBPA ), 3.90% , 09/03/24
(a)
....... 1,000 1,000,000
Series 2024CC-1 , RB , 5.25% , 06/15/54 ... 2,000 2,228,974
New York City Transitional Finance Authority
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 2,000 2,285,286
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 2,000 2,336,134
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/33 ................ 1,400 1,635,294
Series 2024G-1 , RB , 5.00% , 05/01/36 .... 2,500 2,897,547
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 1,300 1,502,809
Series 2024B , RB , 5.00% , 05/01/38 ..... 1,000 1,141,970
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,570 5,100,117
Series 2024B , RB , 5.00% , 05/01/45 ..... 2,000 2,203,267
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 2,500 2,765,662
Series 2024F-1 , RB , 5.00% , 02/01/46 .... 2,500 2,749,549
Series 2018C-7 , RB , VRDN ( TD Bank NA
SBPA ), 3.80% , 09/03/24
(a)
.......... 2,550 2,550,000
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 1,500 1,643,111
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 115 122,978
Series 2022S-1A , RB , 5.00% , 07/15/30
( SAW ) ....................... 195 220,329
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 537,945
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 537,945
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 500 505,679
Series 2015S-2 , RB , 5.00% , 07/15/40 ( SAW ) 500 507,275
Series 2015S-1 , RB , 5.00% , 07/15/43 ( SAW ) 685 688,841
Series 2016S-1 , RB , 5.00% , 07/15/43 ( SAW ) 560 569,722
Series 2018S-3 , RB , 4.00% , 07/15/46 ( SAW ) 380 374,016
New York City Transitional Finance Authority
Future Tax Secured
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 500 513,596
Series 2021A , RB , 5.00% , 11/01/26 ..... 700 736,269
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 1,060 1,114,921
Series C , RB , 5.00% , 11/01/26 ......... 115 120,958
Series C , RB , 5.00% , 11/01/27 ......... 500 511,988
Series 2018-1 , RB , 5.00% , 11/01/27 ..... 340 366,284
Series 2019A-1 , RB , 5.00% , 08/01/28 .... 2,220 2,432,369
Series 2021G-1 , RB , 5.00% , 11/01/28 .... 140 154,203
Series B-1 , RB , 5.00% , 11/01/28 ....... 500 511,988
Series 2016E-1 , RB , 5.00% , 02/01/29 .... 750 771,424
Series 2015B-1 , RB , 5.00% , 08/01/29 .... 500 501,439
Series B-1 , RB , 5.00% , 11/01/29 ....... 200 204,795
Series C , RB , 5.00% , 11/01/29 ......... 1,000 1,053,720
Series 2021-2 , RB , 5.00% , 08/01/30 ..... 2,720 3,061,025
Series 2015A-1 , RB , 5.00% , 08/01/31 .... 340 340,979
Series 2023B-1 , RB , 5.00% , 11/01/31 .... 1,290 1,474,009
Series 2017A-1 , RB , 5.00% , 05/01/32 .... 500 515,310
Series 2015B-1 , RB , 5.00% , 08/01/32 .... 885 887,547
Series 2015A-1 , RB , 5.00% , 08/01/33 .... 325 325,935
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,053,368
Series 2015B-1 , RB , 5.00% , 08/01/33 .... 1,150 1,153,310
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 1,000 1,053,368
Series 2016E-1 , RB , 5.00% , 02/01/34 .... 500 512,397
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 1,500 1,564,729
Series 2015E-1 , RB , 5.00% , 02/01/35 .... 940 947,048
Security
Par (000)
Par (000) Value
New York (continued)
Series B-1 , RB , 5.00% , 08/01/35 ....... USD 1,120 $ 1,193,764
Series B-1 , RB , 5.00% , 11/01/35 ....... 1,015 1,036,294
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 1,535 1,665,186
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 1,000 1,045,171
Series 2018A-2 , RB , 5.00% , 08/01/36 .... 1,000 1,049,516
Series 2016A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,015,749
Series 2019A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,063,643
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 1,875 1,953,134
Series 2021A , RB , 5.00% , 11/01/36 ..... 1,000 1,104,777
Series 2023B-1 , RB , 5.25% , 11/01/36 .... 1,500 1,731,265
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 200 207,923
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 1,000 1,103,053
Series 2014B-1 , RB , 5.00% , 11/01/37 .... 1,500 1,504,317
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 375 430,929
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 1,016,905
Series 2021G-1 , RB , 5.00% , 11/01/38 .... 1,250 1,381,062
Series 2016E-1 , RB , 5.00% , 02/01/39 .... 500 511,076
Series 2011A-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.90% , 09/03/24
(a)
....... 2,450 2,450,000
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,500 3,859,039
Series 2015E-1 , RB , 5.00% , 02/01/41 .... 1,400 1,408,201
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 1,410 1,419,249
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 5,000 5,609,403
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 2,590 2,591,684
Series 2018A-3 , RB , 4.00% , 08/01/43 .... 3,400 3,362,162
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 200 198,388
Series 2019A-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 4.00% , 09/03/24
(a)
1,000 1,000,000
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 1,000 1,034,912
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 850 961,856
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 2,000 1,951,019
New York Convention Center Development Corp.
Series 2015 , RB , 5.00% , 11/15/40 ...... 250 252,775
Series A , RB , 0.00% , 11/15/48
(c)
........ 500 160,730
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/26 ( AGM ) 505 532,761
Series 2022A , RB , 5.00% , 11/15/27 ( AGM ) 505 545,004
Series 2022A , RB , 5.00% , 11/15/31 ( AGM ) 1,125 1,303,669
Series 2020A , RB , 4.00% , 11/15/50 ..... 2,500 2,449,269
Series 2023A , RB , 5.00% , 11/15/53 ( AGM ) 1,240 1,368,886
Series 2020A , RB , 4.00% , 11/15/55 ..... 1,000 983,344
Series 2020A , RB , 4.00% , 11/15/60 ..... 800 776,888
New York State Dormitory Authority
Series B , RB , 5.00% , 10/01/24 ......... 190 190,292
Series 2018A , RB , 5.00% , 07/01/25 ..... 660 672,739
Series B , RB , 5.00% , 10/01/25 ......... 2,100 2,156,344
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 670 693,168
Series 2019A , RB , 5.00% , 07/01/26 ..... 125 130,102
Series 2020A , RB , 5.00% , 07/01/26 ..... 5,000 5,230,575
Series 2015A , RB , 5.00% , 07/01/26 ..... 300 305,812
Series 2017A , RB , 5.00% , 07/01/26 ..... 1,000 1,040,820
Series B , RB , 4.00% , 10/01/26 ......... 100 103,217
Series F , RB , 5.00% , 10/01/26 ( AGM, SAW ) 25 25,033
Series A-1 , RB , 5.00% , 10/01/26 ....... 305 321,084
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 420 444,733
Series 2015E , RB , 4.00% , 03/15/27 ..... 400 405,754
Series B , RB , 5.00% , 10/01/27 ......... 510 530,800
Series A , RB , 5.00% , 10/01/27 ......... 510 549,845
Series 2019D , RB , 5.00% , 02/15/28 ..... 1,000 1,083,448
Series 2016D , RB , 5.00% , 02/15/28 ..... 200 209,360
Series 2015A , RB , 5.00% , 03/15/28 ..... 340 344,010
Series 2021B , RB , 5.00% , 07/01/28 ..... 1,000 1,088,347
Series 2017A , RB , 5.00% , 07/01/28 ..... 1,330 1,412,276
Series 2018A , RB , 5.00% , 10/01/28 ..... 505 556,712
Series 2017A , RB , 5.00% , 02/15/29 ..... 920 963,523

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
New York Muni Bond ETF
Schedule of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015E , RB , 5.00% , 03/15/29 ..... USD 315 $ 321,848
Series 2024A , RB , 5.00% , 10/01/29 ( AGM,
SAW ) ....................... 1,000 1,116,953
Series 2015A , RB , 5.00% , 03/15/30 ..... 400 404,391
Series 2018A , RB , 5.00% , 07/01/30 ..... 2,190 2,377,461
Series 2022A , RB , 5.00% , 07/01/30 ..... 1,000 1,100,978
Series 2015B , RB , 5.00% , 02/15/31 ..... 1,000 1,009,032
Series 2017A , RB , 5.00% , 02/15/31 ..... 2,025 2,114,767
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 750 790,165
Series 2015E , RB , 5.00% , 03/15/31 ..... 1,000 1,020,608
Series 2015A , RB , 5.00% , 03/15/31 ..... 1,000 1,010,712
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,560 1,773,458
Series 2021E , RB , 5.00% , 03/15/32 ..... 420 483,389
Series 2002A-2 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 2.91% , 09/05/24
(a)
500 500,000
Series 2016A , RB , 5.00% , 02/15/33 ..... 1,500 1,557,881
Series 2020A , RB , 5.00% , 03/15/33 ..... 1,000 1,119,789
Series 2018A , RB , 5.00% , 03/15/33 ..... 800 839,721
Series 2017 , RB , 4.00% , 07/01/33 ...... 465 473,995
Series 2017A , RB , 5.00% , 07/01/33 ..... 840 884,584
Series 2018A , RB , 5.00% , 07/01/33 ..... 650 700,945
Series 2023A , RB , 5.00% , 10/01/33 ..... 1,475 1,766,906
Series 2015B , RB , 5.00% , 02/15/34 ..... 500 504,292
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 1,000 1,050,316
Series 2018A , RB , 5.00% , 03/15/34 ..... 1,000 1,063,570
Series 2019A , RB , 5.00% , 03/15/34 ..... 1,000 1,083,873
Series 2016A , RB , 5.00% , 03/15/34 ..... 1,900 1,970,589
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,153,707
Series 2024A , RB , 5.00% , 10/01/34 ( AGM,
SAW ) ....................... 1,800 2,075,664
Series 2020A , RB , 4.00% , 03/15/35 ..... 1,000 1,038,126
Series 2015A , RB , 5.00% , 03/15/35 ..... 500 504,958
Series 2019A , RB , 5.00% , 07/01/35 ..... 2,335 2,557,903
Series 2024D , RB , 5.00% , 10/01/35 ( SAW ) 2,585 2,956,086
Series 2017A , RB , 5.00% , 02/15/36 ..... 500 524,849
Series 2021A , RB , 5.00% , 03/15/36 ..... 1,000 1,111,368
Series 2021E , RB , 5.00% , 03/15/36 ..... 1,975 2,229,128
Series 2018C , RB , 5.00% , 03/15/36 ..... 1,000 1,061,275
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 500 523,006
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,000 1,074,417
Series 2018A , RB , 4.00% , 07/01/37 ..... 2,500 2,532,141
Series 2015B , RB , 5.00% , 02/15/38 ..... 500 503,843
Series 2018C , RB , 5.00% , 03/15/38 ..... 500 528,812
Series 2015A , RB , 4.00% , 07/01/38 ..... 720 720,635
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,000 1,064,849
Series 2023A , RB , 5.00% , 03/15/39 ..... 280 314,809
Series 2018A , RB , 5.25% , 03/15/39 ..... 725 777,823
Series 2009A , RB , VRDN 3.20% , 09/04/24
(a)
3,000 3,000,000
Series 2016A , RB , 5.00% , 02/15/40 ..... 500 516,220
Series 2019A , RB , 5.00% , 03/15/40 ..... 1,000 1,062,533
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 400 474,978
Series 2021E , RB , 3.00% , 03/15/41 ..... 2,000 1,749,649
Series 2017A , RB , 5.00% , 03/15/41 ..... 350 361,468
Series 2021A , RB , 3.00% , 07/01/41 ..... 1,750 1,541,069
Series 2016A , RB , 4.00% , 07/01/41 ..... 500 500,084
Series 2018A , RB , 4.00% , 07/01/41 ..... 4,000 4,022,230
Series 2016A , RB , 5.00% , 07/01/41 ..... 250 255,271
Series 2021E , RB , 4.00% , 03/15/42 ..... 825 825,943
Series 2022A , RB , 4.00% , 07/01/42 ..... 1,165 1,172,532
Series 2017B , RB , 5.00% , 02/15/43 ..... 1,000 1,044,728
Series 2016A , RB , 4.00% , 07/01/43 ..... 1,265 1,248,420
Series 2017A , RB , 5.00% , 03/15/44 ..... 105 108,044
Series 2023A-1 , RB , 5.00% , 03/15/45 .... 1,000 1,093,435
Series 2021B , RB , 3.00% , 07/01/45 ..... 750 603,724
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019A , RB , 4.00% , 07/01/45 ..... USD 4,145 $ 4,105,320
Series 2015A , RB , 5.00% , 07/01/45 ..... 100 100,561
Series 2021E , RB , 4.00% , 03/15/46 ..... 1,000 988,822
Series 2020 , RB , 4.00% , 07/01/46 ...... 1,000 977,332
Series 2016A , RB , 5.00% , 07/01/46 ..... 250 254,005
Series A-2 , RB , 5.00% , 10/01/46 ....... 945 1,011,583
Series 2021E , RB , 4.00% , 03/15/47 ..... 2,000 1,965,816
Series 2018A , RB , 4.00% , 03/15/47 ..... 500 490,733
Series 2022A , RB , 4.00% , 07/01/47 ..... 310 301,157
Series A , RB , 5.00% , 10/01/47 ......... 300 365,466
Series 2020A , RB , 4.00% , 03/15/48 ..... 2,000 1,967,311
Series 2018A , RB , 5.00% , 07/01/48 ..... 500 529,481
Series 2018A , RB , 5.00% , 10/01/48 ..... 500 608,719
Series 2019D , RB , 4.00% , 02/15/49 ..... 1,545 1,515,544
Series 2019C , RB , 4.00% , 07/01/49 ..... 500 489,067
Series 2019A , RB , 5.00% , 07/01/49 ..... 500 521,731
Series 2020A , RB , 4.00% , 07/01/50 ..... 2,030 2,043,213
Series 2019B , RB , 5.00% , 07/01/50 ..... 500 525,498
Series 2020A , RB , 5.00% , 07/01/50 ..... 2,500 2,661,420
Series 2020A , RB , 5.00% , 10/01/50 ..... 310 378,515
Series 2021A , RB , 3.00% , 03/15/51 ..... 1,780 1,393,140
Series 2024A , RB , 5.00% , 03/15/51 ..... 2,000 2,183,824
Series 2020A , RB , 5.00% , 07/01/53 ..... 1,500 1,590,384
Series 2024A , RB , 5.50% , 07/01/54 ..... 4,305 4,925,097
New York State Environmental Facilities Corp.
Series 2019B , RB , 5.00% , 06/15/28 ..... 500 546,706
Series 2021B , RB , 5.00% , 08/15/29 ..... 165 184,791
Series 2022B , RB , 5.00% , 09/15/29 ..... 500 560,841
Series 2024A , RB , 5.00% , 06/15/30 ..... 1,000 1,133,684
Series 2023B , RB , 5.00% , 06/15/31 ..... 125 143,735
Series 2021B , RB , 5.00% , 08/15/31 ..... 300 345,766
Series 2023B , RB , 5.00% , 06/15/32 ..... 500 582,552
Series 2022B , RB , 5.00% , 09/15/32 ..... 500 584,495
Series 2024B , RB , 5.00% , 05/15/33
(b)
.... 1,500 1,767,572
Series 2024A , RB , 5.00% , 06/15/34 ..... 1,000 1,193,644
Series 2022B , RB , 5.00% , 09/15/34 ..... 500 579,787
Series 2017A , RB , 5.00% , 06/15/35 ..... 200 210,328
Series 2018A , RB , 5.00% , 06/15/35 ..... 365 390,547
Series 2022B , RB , 5.00% , 09/15/37 ..... 500 570,059
Series 2016A , RB , 5.00% , 06/15/41 ..... 1,000 1,029,253
Series 2022A , RB , 4.00% , 06/15/42 ..... 1,000 1,026,652
Series 2018B , RB , 5.00% , 06/15/43 ..... 1,000 1,048,404
Series 2019A , RB , 5.00% , 08/15/44 ..... 500 533,137
Series 2020A , RB , 4.00% , 06/15/45 ..... 1,095 1,095,646
Series 2017A , RB , 5.00% , 06/15/46 ..... 835 863,816
Series 2024A , RB , 5.00% , 06/15/47 ..... 4,000 4,454,750
Series 2017E , RB , 5.00% , 06/15/47 ..... 3,500 3,616,317
Series 2022B , RB , 5.00% , 09/15/47 ..... 3,185 3,491,373
Series 2019A , RB , 5.00% , 02/15/49 ..... 1,200 1,266,370
Series 2019B , RB , 4.00% , 06/15/49 ..... 500 496,962
Series 2023B , RB , 5.00% , 06/15/53 ..... 2,500 2,734,756
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/25 ......... 200 201,343
Series K , RB , 5.00% , 01/01/30 ......... 465 467,844
Series 2016A , RB , 5.00% , 01/01/31 ..... 100 102,415
Series K , RB , 5.00% , 01/01/31 ......... 250 251,447
Series K , RB , 5.00% , 01/01/32 ......... 340 341,956
Series L , RB , 5.00% , 01/01/35 ......... 810 862,732
Series L , RB , 4.00% , 01/01/36 ......... 500 511,893
Series 2021A-1 , RB , 4.00% , 03/15/36 .... 1,500 1,554,123
Series 2019B , RB , 4.00% , 01/01/38 ..... 1,500 1,528,554
Series 2021A-1 , RB , 4.00% , 03/15/40 .... 1,500 1,508,824
Series 2019B , RB , 4.00% , 01/01/41 ..... 950 948,628
Series 2016A , RB , 5.00% , 01/01/46 ..... 500 508,155
Series N , RB , 3.00% , 01/01/49 ......... 500 391,247

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
New York Muni Bond ETF
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019B , RB , 4.00% , 01/01/50 ..... USD 2,500 $ 2,424,759
Series 2016A , RB , 4.00% , 01/01/51 ..... 585 560,369
Series 2016A , RB , 5.00% , 01/01/51 ..... 600 608,462
Series 2021A-1 , RB , 4.00% , 03/15/52 .... 775 751,542
Series 2022C , RB , 5.00% , 03/15/54 ..... 500 537,443
Series 2016A , RB , 5.25% , 01/01/56 ..... 2,765 2,814,648
Series 2021A-1 , RB , 4.00% , 03/15/56 .... 3,000 2,893,206
Series 2022C , RB , 4.13% , 03/15/56 ..... 2,000 1,961,965
Series 2021A-1 , RB , 4.00% , 03/15/59 .... 1,000 961,102
New York State Urban Development Corp.
Series 2021A , RB , 5.00% , 03/15/25 ..... 500 505,605
Series 2016A , RB , 5.00% , 03/15/27 ..... 155 160,912
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,000 1,060,539
Series 2017C , RB , 5.00% , 03/15/27 ..... 285 302,254
Series 2015A , RB , 5.00% , 03/15/29 ..... 750 765,379
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,530 5,813,996
Series 2020C , RB , 5.00% , 03/15/31 ..... 575 649,840
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,285 1,463,304
Series 2016A , RB , 5.00% , 03/15/31 ..... 400 411,751
Series 2017A , RB , 5.00% , 03/15/32 ..... 500 523,758
Series 2023A , RB , 5.00% , 03/15/34 ..... 1,500 1,756,366
Series 2016A , RB , 5.00% , 03/15/35 ..... 200 205,603
Series 2015A , RB , 5.00% , 03/15/35 ..... 350 356,675
Series 2020E , RB , 4.00% , 03/15/36 ..... 1,000 1,035,145
Series 2020C , RB , 5.00% , 03/15/38 ..... 2,000 2,208,802
Series 2020A , RB , 4.00% , 03/15/39 ..... 1,000 1,015,500
Series 2017C , RB , 5.00% , 03/15/39 ..... 500 523,332
Series 2020E , RB , 3.00% , 03/15/40 ..... 500 446,883
Series 2020A , RB , 4.00% , 03/15/40 ..... 1,000 1,008,206
Series 2020C , RB , 4.00% , 03/15/45 ..... 2,500 2,475,375
Series 2020C , RB , 5.00% , 03/15/47 ..... 1,000 1,066,383
Series 2023A , RB , 5.00% , 03/15/51 ..... 1,500 1,631,154
Series 2023A , RB , 5.00% , 03/15/55 ..... 2,500 2,706,712
Series 2023A , RB , 5.00% , 03/15/63 ..... 2,000 2,152,747
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/39 ...... 1,000 1,080,310
Series 2019 , RB , 5.00% , 12/01/40 ...... 500 537,945
Series 2019 , RB , 5.00% , 12/01/43 ...... 500 532,433
Series 2019 , RB , 4.00% , 12/01/47 ...... 1,000 987,671
Series 2019 , RB , 4.00% , 12/01/49 ...... 500 488,661
Onondaga County Water Authority, Series
2019A, RB, 3.00%, 09/15/44 ......... 1,000 832,513
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/25 ....... 750 765,294
Series 205 , RB , 5.00% , 11/15/25 ....... 1,000 1,029,411
Series 85 , RB , 5.38% , 03/01/28 ........ 315 330,847
Series 189 , RB , 5.00% , 05/01/28 ....... 330 334,757
Series 194 , RB , 5.00% , 10/15/28 ....... 525 537,712
Series 230 , RB , 4.00% , 12/01/28 ....... 250 265,712
Series 222 , RB , 5.00% , 07/15/29 ....... 520 581,382
Series 194 , RB , 5.00% , 10/15/29 ....... 1,000 1,024,324
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,620,015
Series 212 , RB , 5.00% , 09/01/32 ....... 1,000 1,098,005
Series 222 , RB , 5.00% , 07/15/33 ....... 500 562,074
Series 244 , RB , 5.00% , 07/15/33 ....... 1,400 1,652,691
Series 213 , RB , 5.00% , 09/01/33 ....... 1,000 1,095,461
Series 184 , RB , 5.00% , 09/01/34 ....... 250 250,347
Series 194 , RB , 5.00% , 10/15/34 ....... 1,000 1,022,214
Series 209 , RB , 5.00% , 07/15/35 ....... 500 533,350
Series 184 , RB , 5.00% , 09/01/36 ....... 400 400,549
Series 217 , RB , 4.00% , 11/01/39 ....... 1,750 1,750,456
Series 243 , RB , 5.00% , 12/01/39 ....... 1,300 1,484,988
Series 183 , RB , 4.00% , 12/15/40 ....... 400 399,984
Series 244 , RB , 5.00% , 07/15/41 ....... 1,860 2,123,710
Series 194 , RB , 5.00% , 10/15/41 ....... 500 509,006
Security
Par (000)
Par (000) Value
New York (continued)
Series 211 , RB , 4.00% , 09/01/43 ....... USD 750 $ 743,162
Series 183 , RB , 4.00% , 06/15/44 ....... 250 249,989
Series 216 , RB , 4.00% , 09/01/45 ....... 1,000 992,651
Series 198 , RB , 5.00% , 11/15/46 ....... 1,000 1,025,371
Series 217 , RB , 4.00% , 11/01/49 ....... 555 554,432
Series 224 , RB , 4.00% , 07/15/51 ....... 1,500 1,484,412
Series 240 , RB , 5.00% , 07/15/53 ....... 1,145 1,247,079
Series 198 , RB , 5.25% , 11/15/56 ....... 500 514,659
Series 200 , RB , 5.00% , 04/15/57 ....... 500 513,601
Series 224 , RB , 4.00% , 07/15/61 ....... 1,500 1,464,643
Sales Tax Asset Receivable Corp.
Series 2015A , RB , 5.00% , 10/15/28 ..... 3,250 3,256,744
Series 2015A , RB , 5.00% , 10/15/29 ..... 1,570 1,573,258
Series 2015A , RB , 5.00% , 10/15/30 ..... 1,440 1,442,988
Saratoga County Water Authority, Series 2016,
RB, 4.00%, 09/01/48 .............. 4,600 4,450,407
State of New York
Series 2018A , GO , 5.00% , 02/15/25 ..... 1,000 1,010,642
Series 2021A , GO , 5.00% , 03/15/27 ..... 500 532,284
Series 2023A , GO , 5.00% , 03/15/30 ..... 500 569,348
Series 2021A , GO , 5.00% , 03/15/31 ..... 500 578,755
Series 2023A , GO , 5.00% , 03/15/32 ..... 1,000 1,174,611
Series 2023A , GO , 5.00% , 03/15/33 ..... 500 595,631
Series 2023A , GO , 5.00% , 03/15/35 ..... 500 591,846
Series 2023A , GO , 5.00% , 03/15/36 ..... 500 588,606
Series 2023A , GO , 5.00% , 03/15/38 ..... 500 582,944
Series 2023A , GO , 5.00% , 03/15/39 ..... 750 865,888
Series 2023A , GO , 5.00% , 03/15/41 ..... 500 570,149
Suffolk County Water Authority
Series 2014A , RB , 5.00% , 06/01/25 ..... 15 15,023
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,915 1,929,178
Series 2015A , RB , 4.00% , 06/01/39 ..... 500 500,458
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,485 3,503,524
Series 2020B , RB , 3.00% , 06/01/44 ..... 610 522,327
Syracuse Industrial Development Agency
Series 2019A , RB , 5.00% , 05/01/31 ( SAW ) 500 528,408
Series 2019A , RB , 5.00% , 05/01/32 ( SAW ) 130 137,065
Series 2019A , RB , 4.00% , 05/01/33 ( SAW ) 505 516,111
Town of Brookhaven
Series 2015 , GO , 5.00% , 05/01/27 ...... 600 609,879
Series 2016 , GO , 4.00% , 03/15/28 ...... 250 250,606
Town of Hempstead
Series 2018A , GO , 5.00% , 06/15/27 ..... 125 130,867
Series 2021 , GO , 5.00% , 06/15/28 ...... 1,000 1,099,460
Town of Oyster Bay
Series 2020 , GO , 4.00% , 11/01/24 ( BAM ) . 200 200,352
Series 2018B , GO , 3.00% , 02/01/25 ( AGM ) 1,370 1,369,656
Series 2021 , GO , 4.00% , 03/01/26 ( AGM ) . 1,195 1,222,790
Series 2021A , GO , 2.00% , 03/01/33 ( AGM ) 2,000 1,650,571
Triborough Bridge & Tunnel Authority
Series 2018B , RB , 5.00% , 11/15/24 ..... 250 251,002
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 180 192,863
Series 2022B , RB , 5.00% , 05/15/28 ..... 1,000 1,087,738
Series B , RB , 5.00% , 11/15/28 ......... 235 258,359
Series 2023A , RB , 5.00% , 11/15/29 ..... 1,000 1,120,655
Series 2023C , RB , 5.00% , 11/15/30 ..... 1,000 1,131,660
Series 2024B-2 , RB , 5.00% , 05/15/31 .... 1,000 1,135,198
Series 2023A , RB , 4.00% , 11/15/31 ..... 625 671,877
Series B , RB , 5.00% , 11/15/31 ......... 1,000 1,049,326
Series 2005B-4A , RB , VRDN ( TD Bank NA
LOC ), 3.80% , 09/03/24
(a)
........... 1,250 1,250,000
Series 2001C , RB , VRDN ( Barclays Bank plc
LOC ), 3.90% , 09/03/24
(a)
........... 1,000 1,000,000
Series 2012B , RB , 0.00% , 11/15/32
(c)
.... 700 526,991
Series 2013A , RB , 0.00% , 11/15/32
(c)
.... 200 150,569

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
New York Muni Bond ETF
Schedule of Investments
73
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/32 ................ USD 1,000 $ 1,158,091
Series 2023C , RB , 5.00% , 11/15/32 ..... 1,000 1,157,299
Series 2024C , RB , 5.00% , 11/15/34 ..... 1,510 1,783,948
Series 2005B-3 , RB , VRDN ( Bank of America
NA LOC ), 3.90% , 09/03/24
(a)
........ 1,100 1,100,000
Series B , RB , 5.00% , 11/15/35 ......... 325 339,089
Series 2024C , RB , 5.00% , 11/15/35 ..... 3,000 3,536,307
Series B , RB , 5.00% , 11/15/37 ......... 1,685 1,753,695
Series 2023C , RB , 5.00% , 11/15/38 ..... 1,000 1,144,151
Series 2024C , RB , 5.00% , 11/15/38 ..... 1,000 1,157,449
Series B , RB , 5.00% , 11/15/38 ......... 4,250 4,418,245
Series 2015A , RB , 5.00% , 11/15/40 ..... 250 252,508
Series 2023C , RB , 5.25% , 11/15/42 ..... 1,000 1,138,760
Series 2018A , RB , 5.00% , 11/15/43 ..... 500 522,087
Series 2019A , RB , 5.00% , 11/15/43 ..... 665 701,662
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(a)
............... 1,025 972,609
Series 2016A , RB , 5.00% , 11/15/46 ..... 1,375 1,406,036
Series 2020A , RB , 5.00% , 11/15/49 ..... 2,500 2,653,636
Series 2022A , RB , 4.00% , 05/15/51 ..... 1,000 981,894
Series 2022A , RB , 5.00% , 05/15/52 ..... 250 299,867
Series 2024A , RB , 5.00% , 05/15/54 ..... 3,000 3,260,501
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 1,780 1,973,221
Series 2020A , RB , 4.00% , 11/15/54 ..... 1,245 1,205,708
Series 2021A , RB , 5.00% , 11/15/56 ..... 500 530,771
Triborough Bridge & Tunnel Authority Sales Tax
Series 2024A-1 , RB , 5.00% , 05/15/49 .... 2,770 3,036,388
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 1,500 1,648,829
Trust for Cultural Resources of The City of New
York (The)
Series 2018A , RB , 5.00% , 01/01/34 ..... 1,000 1,088,744
Series 2018A , RB , 5.00% , 01/01/37 ..... 500 540,915
Series 2018A , RB , 5.00% , 01/01/38 ..... 500 539,841
United Nations Development Corp., Series
2019A, RB, 5.00%, 07/01/26 ......... 125 130,508
Utility Debt Securitization Authority
Series 2015 , RB , 5.00% , 06/15/27 ...... 745 758,112
Series 2016A , RB , 5.00% , 06/15/27 ..... 1,000 1,017,600
Series 2023TE-1 , RB , 5.00% , 06/15/28 ... 1,000 1,043,220
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 180 192,474
Series 2023TE-1 , RB , 5.00% , 12/15/31 ... 1,000 1,120,646
Series 2015 , RB , 5.00% , 12/15/32 ...... 2,025 2,075,663
Security
Par (000)
Par (000) Value
New York (continued)
Series 2015 , RB , 5.00% , 12/15/33 ...... USD 400 $ 409,855
Series 2022TE-1 , RB , 5.00% , 12/15/33 ... 1,500 1,735,792
Series 2022TE-1 , RB , 5.00% , 12/15/34 ... 1,000 1,173,444
Series 2016B , RB , 4.00% , 12/15/35 ..... 1,455 1,473,832
Series 2016A , RB , 5.00% , 12/15/35 ..... 1,195 1,234,787
Series 2015 , RB , 5.00% , 12/15/35 ...... 600 614,019
Series 2015 , RB , 5.00% , 12/15/36 ...... 150 153,410
Series 2015 , RB , 5.00% , 12/15/37 ...... 750 766,572
Series 2017 , RB , 5.00% , 12/15/39 ...... 1,200 1,261,082
Series 2023TE-1 , RB , 5.00% , 12/15/41 ... 6,000 6,925,907
Series 2023TE-2 , RB , 5.00% , 12/15/45 ... 1,000 1,128,412
Series 2023TE-2 , RB , 5.00% , 06/15/53 ... 1,000 1,105,380
Western Nassau County Water Authority
Series 2021A , RB , 4.00% , 04/01/46 ..... 1,145 1,103,688
Series 2021A , RB , 4.00% , 04/01/51 ..... 1,255 1,191,080
748,260,811
Total Long-Term Investments — 99 .9%
(Cost: $ 753,564,666 ) .............................. 748,260,811
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.77%
(d) (e)
......... 28,644 28,647
Total Short-Term Securities — 0 .0%
(Cost: $ 28,647 ) ................................. 28,647
Total Investments — 99 .9%
(Cost: $ 753,593,313 ) .............................. 748,289,458
Other Assets Less Liabilities — 0.1% .................... 960,599
Net Assets — 100.0% ...............................
$ 749,250,057
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
When-issued security.
(c)
Zero-coupon bond.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 731,756 $ — $ (703,109)
(a)
$ — $ — $ 28,647 28,644 $ 8,052 $ —
— —
(a)
Represents net amount purchased (sold).

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
New York Muni Bond ETF
74
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 748,260,811 $ — $ 748,260,811
Short-Term Securities
Money Market Funds ...................................... 28,647 — — 28,647
$ 28,647 $ 748,260,811 $ — $ 748,289,458

Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.5%
Alabama Federal Aid Highway Finance Authority
Series B , RB , 5.00% , 09/01/24 ......... USD 650 $ 650,000
Series B , RB , 5.00% , 09/01/25 ......... 1,055 1,079,282
Series 2015 , RB , 3.10% , 09/01/29 ...... 1,750 1,750,000
Series 2015 , RB , 5.00% , 09/01/30 ...... 6,015 6,015,000
Series 2015 , RB , 4.00% , 09/01/31 ...... 20,000 20,000,000
Series A , RB , 5.00% , 09/01/33 ......... 1,250 1,337,844
Series A , RB , 5.00% , 09/01/34 ......... 1,250 1,337,844
Series 2016A , RB , 5.00% , 09/01/36 ..... 15,040 15,728,257
Series A , RB , 5.00% , 09/01/36 ......... 6,840 7,320,684
Alabama Public School & College Authority
Series 2020A , RB , 5.00% , 11/01/24 ..... 5,365 5,382,091
Series 2014B , RB , 5.00% , 01/01/25 ..... 4,005 4,009,987
Series 2020A , RB , 5.00% , 11/01/25 ..... 5,760 5,926,666
Series 2014B , RB , 5.00% , 01/01/26 ..... 2,475 2,482,638
Series 2020A , RB , 5.00% , 11/01/26 ..... 1,195 1,257,404
Series 2014B , RB , 5.00% , 01/01/27 ..... 440 441,357
Series 2020A , RB , 5.00% , 11/01/27 ..... 12,025 12,942,764
Auburn Water Works Board, Series 2015, RB,
5.00%, 09/01/40 ................. 2,500 2,556,300
Tuscaloosa County Board of Education, Series
2017, 4.00%, 02/01/47 ............. 5,015 5,187,931
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 4,020 4,243,984
Series 2016B , RB , 5.00% , 01/01/32 ..... 6,945 7,331,957
Series 2016B , RB , 5.00% , 01/01/43 ..... 9,815 10,361,865
117,343,855
Alaska — 0.0%
State of Alaska
Series 2024B , GO , 5.00% , 08/01/27 ..... 1,000 1,069,229
Series 2024B , GO , 5.00% , 08/01/28 ..... 1,500 1,633,418
Series 2024B , GO , 5.00% , 08/01/29 ..... 1,000 1,110,143
3,812,790
Arizona — 0.8%
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/27 ................. 1,480 1,544,592
Arizona Transportation Board
Series 2018 , RB , 5.00% , 07/01/25 ...... 885 901,870
Series 2016 , RB , 5.00% , 07/01/26 ...... 180 187,938
Arizona Water Infrastructure Finance Authority,
Series 2014A, RB, 5.00%, 10/01/24 ..... 575 575,792
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. 335 349,743
City of Phoenix Civic Improvement Corp.
Series 2014B , RB , 5.00% , 07/01/25 ..... 4,615 4,621,973
Series 2021B , RB , 5.00% , 07/01/25 ..... 4,850 4,944,584
Series 2023 , RB , 5.00% , 07/01/28 ...... 2,285 2,491,415
Series 2024 , RB , 5.00% , 07/01/29 ...... 5,625 6,268,263
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/27 180 191,971
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/25 ..... 3,380 3,402,404
Series 2017A , RB , 5.00% , 01/01/25 ..... 480 483,182
Series 2019A , RB , 5.00% , 01/01/25 ..... 275 276,823
Series 2021A , RB , 5.00% , 01/01/25 ..... 2,840 2,858,825
Series 2017A , RB , 5.00% , 01/01/26 ..... 490 505,357
Series 2020A , RB , 5.00% , 01/01/26 ..... 2,700 2,784,621
Series 2021A , RB , 5.00% , 01/01/26 ..... 8,645 8,915,943
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2016A , RB , 5.00% , 01/01/27 ..... USD 145 $ 153,169
Series 2021A , RB , 5.00% , 01/01/27 ..... 13,995 14,783,425
Series 2017A , RB , 5.00% , 01/01/28 ..... 2,070 2,236,262
Series 2016A , RB , 5.00% , 01/01/29 ..... 4,620 4,870,836
Series 2021A , RB , 5.00% , 01/01/29 ..... 5,560 6,129,009
Scottsdale Municipal Property Corp., Series
2017, RB, 5.00%, 07/01/36 .......... 2,000 2,135,461
University of Arizona (The)
Series 2016 , RB , 5.00% , 06/01/26 ...... 15 15,630
Series A , RB , 5.00% , 06/01/26 ......... 975 991,448
Series 2016 , RB , 5.00% , 06/01/27 ...... 155 161,636
72,782,172
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 360 360,660
University of Arkansas
Series A , RB , 5.00% , 11/01/39 ......... 1,135 1,138,513
Series A , RB , 5.00% , 11/01/41 ......... 825 827,553
2,326,726
California — 12.3%
Bay Area Toll Authority
Series 2024S-11 , RB , 5.00% , 04/01/28 ... 2,000 2,184,069
Series 2018A , RB , VRDN 2.63% , 04/01/26
(a)
860 853,276
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 10,260 10,954,391
California Educational Facilities Authority, Series
2009C, RB, 5.25%, 10/01/24 ......... 8,195 8,208,987
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 10/01/24 ...... 1,600 1,602,659
Series 2023 , RB , 5.00% , 10/01/26 ...... 5,005 5,281,348
California State Public Works Board
Series 2014A , RB , 5.00% , 09/01/24 ..... 295 295,000
Series B , RB , 5.00% , 10/01/24 ......... 1,210 1,211,847
Series F , RB , 5.00% , 05/01/25 ......... 325 329,936
Series 2018A , RB , 5.00% , 05/01/25 ..... 1,060 1,076,100
Series 2022A , RB , 5.00% , 08/01/25 ..... 3,000 3,066,033
Series 2014A , RB , 5.00% , 09/01/25 ..... 1,265 1,268,020
Series B , RB , 5.00% , 10/01/25 ......... 340 349,024
Series 2021B , RB , 5.00% , 05/01/26 ..... 1,040 1,082,786
Series F , RB , 5.00% , 05/01/26 ......... 290 294,858
Series 2014B , RB , 5.00% , 10/01/26 ..... 600 601,091
Series B , RB , 5.00% , 10/01/26 ......... 145 152,336
Series 2023D , RB , 5.00% , 11/01/26 ..... 670 705,196
Series 2021A , RB , 5.00% , 02/01/27 ..... 15,800 16,707,468
Series 2022D , RB , 5.00% , 05/01/27 ..... 7,845 8,342,361
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,450 2,620,004
Series 2014C , RB , 5.25% , 10/01/27 ..... 1,050 1,052,194
Series 2021A , RB , 5.00% , 02/01/28 ..... 4,300 4,646,570
Series 2022B , RB , 5.00% , 06/01/28 ..... 9,590 10,435,024
California State University
Series 2016A , RB , 5.00% , 11/01/24 ..... 2,115 2,121,734
Series 2021A , RB , 5.00% , 11/01/24 ..... 2,300 2,307,323
Series 2015A , RB , 5.00% , 11/01/25 ..... 3,195 3,285,178
Series 2016A , RB , 5.00% , 11/01/25 ..... 2,055 2,113,002
Series 2016A , RB , 5.00% , 11/01/26 ..... 345 360,296
Series 2014A , RB , 5.00% , 11/01/28 ..... 7,010 7,032,612
Series 2024A , RB , 5.00% , 11/01/28 ..... 2,000 2,213,496
Series 2014A , RB , 5.00% , 11/01/29 ..... 1,820 1,825,871
Series 2024A , RB , 5.00% , 11/01/29 ..... 1,125 1,271,415
Chino Basin Regional Financing Authority, Series
2020B, RB, 4.00%, 11/01/25 ......... 9,065 9,199,642
City of Los Angeles, Series 2024, RB,
5.00%, 06/26/25 ................. 17,600 17,936,632

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
City of Los Angeles Wastewater System
Series 2018B , RB , 5.00% , 06/01/25 ..... USD 640 $ 652,108
Series D , RB , 5.00% , 06/01/25 ......... 90 91,703
Series 2018B , RB , 5.00% , 06/01/26 ..... 690 722,428
Series A , RB , 5.00% , 06/01/27 ......... 170 173,029
Series D , RB , 5.00% , 06/01/27 ......... 50 50,891
City of San Francisco
Series A , RB , 5.00% , 11/01/24 ......... 4,915 4,932,291
Series 2015A , RB , 5.00% , 11/01/25 ..... 1,685 1,714,058
Series A , RB , 5.00% , 11/01/25 ......... 4,890 5,036,796
Series D , RB , 5.00% , 11/01/25 ......... 325 334,756
Series A , RB , 5.00% , 11/01/26 ......... 4,655 4,920,055
Series 2023C , RB , 5.00% , 11/01/28 ..... 2,025 2,244,563
Coast Community College District, Series 2015,
GO, 0.00%, 08/01/33
(b)
............. 500 346,493
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/26 ..... 3,290 3,419,713
Corona-Norco Unified School District, Series A,
GO, 5.00%, 08/01/40 .............. 795 812,177
County of Los Angeles, Series 2024, RB,
5.00%, 06/30/25 ................. 18,040 18,392,588
County of Riverside, Series 2024, RB,
5.00%, 06/30/25 ................. 13,000 13,248,686
East Bay Municipal Utility District Water System,
Series 2014B, RB, 5.00%, 06/01/25 ..... 510 519,458
East Side Union High School District, Series
2024A, GO, 5.00%, 08/01/29 (AGM) ..... 2,860 3,209,925
Eastern Municipal Water District, Series 2018A,
RB, VRDN (Bank of America NA SBPA),
3.75%, 09/03/24
(a)
................ 10,400 10,400,000
El Camino Community College District
Fountation (The)
(b)
Series 2012C , GO , 0.00% , 08/01/26 ..... 4,875 4,637,492
Series 2012C , GO , 0.00% , 08/01/27 ..... 5,700 5,280,782
Foothill-De Anza Community College District
(b)
Series 2003B , GO , 0.00% , 08/01/26
( NPFGC ) ..................... 1,220 1,163,412
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 1,250 1,162,401
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 4,000 3,719,684
Las Virgenes Unified School District, Series
2002D, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 13,870 12,813,768
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/25 ........ 32,000 32,723,114
Series 2016 , GO , 5.00% , 08/01/27 ...... 40 41,966
Los Angeles Community College District
Series C-1 , GO , 5.00% , 08/01/25 ....... 10,780 11,034,423
Series D , GO , 5.00% , 08/01/27 ........ 10,005 10,788,572
Series D , GO , 5.00% , 08/01/28 ........ 11,375 12,561,157
Series 2024 , GO , 5.00% , 08/01/29 ...... 3,660 4,133,571
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/25 ..... 20 20,359
Series 2020A , RB , 5.00% , 06/01/25 ..... 1,065 1,084,750
Series 2016A , RB , 5.00% , 07/01/25 ..... 820 836,671
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,190 1,243,216
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,275 1,334,806
Series 2016A , RB , 5.00% , 06/01/27 ..... 65 67,698
Series 2021A , RB , 5.00% , 06/01/27 ..... 80 85,904
Series 2016A , RB , 5.00% , 07/01/27 ..... 10 10,434
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 107,606
Series 2023A , RB , 5.00% , 07/01/28 ..... 2,470 2,722,265
Los Angeles Department of Water & Power
Series 2014C , RB , 5.00% , 07/01/25 ..... 375 375,399
Security
Par (000)
Par (000) Value
California (continued)
Series 2018B , RB , 5.00% , 07/01/25 ..... USD 980 $ 998,514
Series 2020A , RB , 5.00% , 07/01/25 ..... 9,335 9,530,978
Series 2021C , RB , 4.00% , 07/01/26 ..... 2,605 2,681,087
Series 2020A , RB , 5.00% , 07/01/26 ..... 205 214,917
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,920 5,147,343
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 77,360
Series 2020A , RB , 5.00% , 07/01/27 ..... 160 171,977
Series 2022A , RB , 5.00% , 07/01/27 ..... 105 112,860
Series 2022E , RB , 5.00% , 07/01/27 ..... 3,500 3,761,989
Series 2023F, Sub-Series F-2 , RB , VRDN
( JPMorgan Chase Bank NA SBPA ),
3.75% , 09/03/24
(a)
............... 1,900 1,900,000
Series 2023F-1 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 3.60% , 09/03/24
(a)
1,800 1,800,000
Los Angeles Department of Water & Power
Water System
Series 2018A , RB , 5.00% , 07/01/25 ..... 20 20,420
Series 2020B , RB , 4.00% , 07/01/26 ..... 1,235 1,272,765
Series 2016B , RB , 5.00% , 07/01/26 ..... 590 610,846
Series 2020B , RB , 4.00% , 07/01/27 ..... 180 187,966
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 77,380
Series 2022B , RB , 5.00% , 07/01/27 ..... 160 172,068
Series 2023A , RB , 5.00% , 07/01/28 ..... 9,710 10,682,144
Los Angeles Unified School District
Series 2016A , GO , 5.00% , 07/01/25 ..... 455 464,703
Series 2017A , GO , 5.00% , 07/01/25 ..... 4,285 4,376,381
Series 2019A , GO , 5.00% , 07/01/25 ..... 1,380 1,409,430
Series 2020A , GO , 5.00% , 07/01/25 ..... 135 137,879
Series 2020C , GO , 5.00% , 07/01/25 ..... 5,055 5,162,802
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,880 4,070,548
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 105 110,157
Series 2020A , GO , 5.00% , 07/01/26 ..... 250 262,278
Series 2020C , GO , 5.00% , 07/01/26 ..... 2,910 3,052,911
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 400 419,644
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,095 1,144,338
Series 2019A , GO , 5.00% , 07/01/27 ..... 140 150,360
Series 2022QRR , GO , 5.00% , 07/01/27 ... 2,405 2,582,970
Series 2024A , GO , 5.00% , 07/01/28 ..... 3,695 4,062,083
Series 2024A , GO , 5.00% , 07/01/29 ..... 6,820 7,664,280
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/25 .............. 2,300 2,312,045
Marin Community College District, Series A, GO,
5.00%, 08/01/41 ................. 7,500 7,875,681
Metropolitan Water District of Southern California
Series 2022A , RB , 5.00% , 10/01/24 ..... 1,920 1,923,182
Series 2017A , RB , 2.50% , 07/01/25 ..... 595 593,034
Series 2015A , RB , 5.00% , 07/01/25 ..... 2,545 2,597,163
Series 2019A , RB , 5.00% , 07/01/25 ..... 550 561,136
Series 2022A , RB , 5.00% , 10/01/25 ..... 1,445 1,484,929
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,180 1,235,134
Series 2022B , RB , 3.00% , 07/01/27 ..... 250 252,912
Series 2022A , RB , 5.00% , 10/01/27 ..... 1,075 1,163,945
Moreno Valley Unified School District, Series A,
GO, 5.00%, 08/01/44 (AGM) ......... 5,000 5,112,589
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/26 ..... 1,000 1,056,505
Oakland Unified School District, Series 2015A,
GO, 5.00%, 08/01/40 .............. 4,000 4,092,262
Orange County Sanitation District, Series 2017A,
RB, 5.00%, 02/01/27 .............. 3,225 3,430,928
Orange County Water District, Series 2021A,
COP, 4.00%, 02/15/25 ............. 8,125 8,164,782
Palomar Community College District, Series C,
GO, 5.00%, 08/01/44 .............. 25,175 25,751,074

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ USD 5,000 $ 4,616,329
Riverside Community College District
(b)
Series E , GO , 0.00% , 08/01/35 ........ 3,000 1,781,016
Series E , GO , 0.00% , 08/01/38 ........ 5,500 2,782,386
Series E , GO , 0.00% , 08/01/39 ........ 2,420 1,160,098
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/25 ..... 1,950 1,997,441
Series 2022J , RB , 5.00% , 08/15/26 ..... 650 682,590
Series 2022J , RB , 5.00% , 08/15/27 ..... 1,310 1,411,950
San Diego Association of Governments, Series
2019A, RB, 5.00%, 11/15/25 ......... 330 331,290
San Diego Community College District
Series 2016 , GO , 4.00% , 08/01/32 ...... 6,860 7,065,709
Series 2016 , GO , 4.00% , 08/01/41 ...... 13,060 13,451,628
Series 2016 , GO , 5.00% , 08/01/41 ...... 13,000 13,631,237
San Diego County Regional Transportation
Commission
Series 2016A , RB , 5.00% , 04/01/25 ..... 2,135 2,165,472
Series 2023A , RB , 5.00% , 04/01/28 ..... 555 607,321
San Diego Public Facilities Financing Authority,
Series 2015, RB, 5.00%, 05/15/25 ...... 450 457,673
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 5.00% , 08/01/25 ..... 275 281,214
Series 2019F-1 , GO , 5.00% , 08/01/25 .... 100 102,260
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016D,
RB, 5.00%, 05/01/25 .............. 2,320 2,356,465
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 4,865 4,987,845
Series 2022B , RB , 5.00% , 10/01/26 ..... 3,000 3,164,252
Series 2022B , RB , 5.00% , 10/01/27 ..... 3,850 4,162,312
Series 2023A , RB , 5.00% , 10/01/27 ..... 3,000 3,243,360
San Jose Evergreen Community College District,
Series C, GO, 4.00%, 09/01/40 ........ 12,155 12,155,000
San Jose Unified School District, Series C, GO,
0.00%, 08/01/27 (NPFGC)
(b)
.......... 3,000 2,771,387
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 1,000 923,848
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 800 699,790
San Mateo Foster City Public Financing
Authority, Series 2021B, RB, 5.00%, 08/01/25 27,420 28,037,441
Santa Clara County Financing Authority, Series
2008M, RB, VRDN (Bank of America NA
LOC), 2.19%, 09/04/24
(a)
............ 5,110 5,110,000
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 1,200 1,265,659
Santa Monica Community College District
(b)
Series 2009C , GO , 0.00% , 08/01/25 ..... 1,930 1,881,041
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 473,939
Series 2009C , GO , 0.00% , 08/01/28 ..... 1,000 896,012
Southern California Public Power Authority,
Series 2020-3, RB, VRDN (Bank of America
NA SBPA), 3.95%, 09/03/24
(a)
......... 17,600 17,600,000
Southwestern Community College District,
Series D, GO, 5.00%, 08/01/44 ........ 1,000 1,022,062
State of California
Series B , GO , 5.00% , 09/01/24 ........ 850 850,000
GO , 5.00% , 09/01/24 ............... 14,870 14,870,000
GO , 4.00% , 10/01/24 ............... 1,865 1,866,683
GO , 5.00% , 10/01/24 ............... 32,165 32,218,700
GO , 4.00% , 11/01/24 ............... 220 220,430
Security
Par (000)
Par (000) Value
California (continued)
Series 2017 , GO , 5.00% , 11/01/24 ...... USD 5,050 $ 5,067,896
GO , 5.00% , 11/01/24 ............... 675 677,392
Series 2003 , GO , 5.50% , 02/01/25 ...... 1,025 1,037,052
GO , 3.00% , 03/01/25 ............... 7,000 7,000,643
GO , 5.00% , 03/01/25 ............... 5,415 5,479,743
Series A , GO , 4.00% , 04/01/25 ........ 3,890 3,922,815
GO , 5.00% , 04/01/25 ............... 275 278,886
Series 2016 , GO , 5.00% , 08/01/25 ...... 895 914,292
GO , 5.00% , 08/01/25 ............... 7,660 7,825,116
Series C , GO , 5.00% , 08/01/25 ........ 940 960,262
GO , 5.00% , 09/01/25 ............... 1,305 1,335,703
Series B , GO , 5.00% , 09/01/25 ........ 240 245,749
GO , 5.00% , 10/01/25 ............... 36,145 37,047,153
Series 2017 , GO , 5.00% , 11/01/25 ...... 3,500 3,597,974
GO , 5.00% , 11/01/25 ............... 14,330 14,731,133
GO , 5.00% , 12/01/25 ............... 9,715 10,006,741
GO , 3.00% , 03/01/26 ............... 800 802,497
GO , 5.00% , 03/01/26 ............... 8,905 9,004,673
GO , 5.00% , 04/01/26 ............... 15,705 16,286,068
GO , 4.00% , 08/01/26 ............... 285 292,547
GO , 5.00% , 08/01/26 ............... 10,125 10,555,990
Series C , GO , 5.00% , 08/01/26 ........ 160 167,201
Series 2016 , GO , 5.00% , 08/01/26 ...... 355 370,978
GO , 4.00% , 09/01/26 ............... 240 246,653
GO , 5.00% , 09/01/26 ............... 11,685 12,234,688
Series C , GO , 5.00% , 09/01/26 ........ 285 291,148
GO , 4.00% , 10/01/26 ............... 7,525 7,756,778
GO , 5.00% , 10/01/26 ............... 2,060 2,161,245
GO , 4.00% , 11/01/26 ............... 9,755 10,067,660
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,885 3,037,802
GO , 5.00% , 11/01/26 ............... 3,395 3,574,814
GO , 5.00% , 12/01/26 ............... 4,660 4,916,337
GO , 5.00% , 04/01/27 ............... 6,870 7,295,493
Series C , GO , 5.00% , 08/01/27 ........ 175 187,245
GO , 5.00% , 08/01/27 ............... 9,170 9,791,743
Series 2016 , GO , 5.00% , 08/01/27 ...... 7,505 7,854,584
GO , 4.00% , 09/01/27 ............... 5,580 5,818,423
Series C , GO , 5.00% , 09/01/27 ........ 215 219,844
GO , 5.00% , 09/01/27 ............... 3,530 3,730,421
GO , 4.00% , 10/01/27 ............... 1,225 1,278,730
GO , 5.00% , 10/01/27 ............... 2,465 2,639,087
GO , 5.00% , 11/01/27 ............... 32,920 35,416,271
GO , 5.00% , 04/01/28 ............... 11,505 12,483,942
GO , 5.00% , 08/01/28 ............... 3,095 3,306,990
Series B , GO , 5.00% , 08/01/28 ........ 4,700 5,021,923
GO , 5.00% , 10/01/28 ............... 14,310 15,689,548
GO , 5.00% , 11/01/28 ............... 16,250 17,846,558
GO , 5.00% , 12/01/28 ............... 6,505 7,156,146
GO , 5.00% , 04/01/29 ............... 7,265 8,042,614
GO , 5.00% , 08/01/29
(c)
.............. 15,000 16,712,748
GO , 5.00% , 09/01/29 ............... 2,565 2,678,458
State of California Department of Water
Resources
Series AS , RB , 5.00% , 12/01/24 ........ 5,620 5,651,339
Series AW , RB , 5.00% , 12/01/24 ....... 15 15,084
Series AX , RB , 5.00% , 12/01/24 ........ 170 170,948
Series BB , RB , 5.00% , 12/01/24 ........ 5,330 5,359,722
Series 2016 , RB , 5.00% , 12/01/25 ...... 55 56,837
Series AS , RB , 5.00% , 12/01/25 ........ 350 352,155
Series AX , RB , 5.00% , 12/01/25 ........ 3,115 3,219,038
Series BA , RB , 5.00% , 12/01/25 ........ 1,645 1,699,941
Series BB , RB , 5.00% , 12/01/25 ........ 225 232,515
Series AX , RB , 5.00% , 12/01/26 ........ 70 74,191
Series BA , RB , 5.00% , 12/01/26 ........ 40 42,395
Series BB , RB , 5.00% , 12/01/26 ........ 295 312,660

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
University of California
Series 2018O , RB , 4.00% , 05/15/25 ..... USD 10 $ 10,103
Series 2015I , RB , 5.00% , 05/15/25 ...... 445 452,668
Series 2015AO , RB , 5.00% , 05/15/25 .... 1,550 1,576,817
Series 2015AO , RB , 5.00% , 05/15/26 .... 375 381,760
Series 2015I , RB , 5.00% , 05/15/26 ...... 1,060 1,079,108
Series 2017AV , RB , 5.00% , 05/15/26 .... 205 214,194
Series 2017AY , RB , 5.00% , 05/15/26 .... 680 710,499
Series 2017AY , RB , 5.00% , 05/15/27 .... 930 996,709
Series 2023BN , RB , 5.00% , 05/15/27 .... 10,025 10,744,097
Series 2015AO , RB , 5.00% , 05/15/28 .... 4,265 4,329,037
Series 2015I , RB , 5.00% , 05/15/28 ...... 2,250 2,283,469
Series 2023BN , RB , 5.00% , 05/15/28 .... 5,015 5,500,966
Series 2024BS , RB , 5.00% , 05/15/28 .... 3,000 3,290,708
Series 2024BS , RB , 5.00% , 05/15/29 .... 10,000 11,216,557
Series 2024BX , RB , 5.00% , 05/15/29 .... 4,165 4,671,696
Series 2013AL-3 , RB , VRDN
3.65% , 09/03/24
(a)
............... 4,830 4,830,000
1,062,101,076
Colorado — 1.1%
City & County of Denver
Series 2019B , GO , 5.00% , 08/01/25 ..... 1,325 1,353,613
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,500 1,571,649
Series 2020B , GO , 5.00% , 08/01/26 ..... 14,055 14,723,660
Series 2020B , GO , 5.00% , 08/01/27 ..... 7,980 8,542,755
Series 2022A , GO , 5.00% , 08/01/27 ..... 10 10,699
City & County of Denver Airport System
Series 2016A , RB , 5.00% , 11/15/24 ..... 5,445 5,465,920
Series 2022C , RB , 5.00% , 11/15/25 ..... 1,125 1,156,617
Series 2019C , RB , 5.00% , 11/15/27 ..... 3,505 3,766,830
Series 2023A , RB , 5.00% , 11/15/28 ..... 2,950 3,222,279
City of Aurora, Series 2016, RB,
5.00%, 08/01/41 ................. 9,460 9,910,289
City of Colorado Springs Utilities System
Series 2020A , RB , 5.00% , 11/15/25 ..... 905 931,349
Series 2020B , RB , 5.00% , 11/15/25 ..... 1,010 1,039,407
Series 2020B , RB , 5.00% , 11/15/26 ..... 550 579,279
Series 2024B , RB , 5.00% , 11/15/26 ..... 1,805 1,901,088
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,000 1,099,487
Series 2022A , RB , 5.00% , 11/15/28 ..... 1,000 1,099,487
Denver City & County School District No. 1
Series 2017 , GO , 5.00% , 12/01/24 ( SAW ) . 890 894,356
Series 2016 , GO , 5.00% , 12/01/25 ( SAW ) . 335 344,995
Series 2021B , GO , 4.00% , 12/01/26 ( SAW ) 9,460 9,764,407
E-470 Public Highway Authority
(b)
Series B , RB , 0.00% , 09/01/26 ( NPFGC ) .. 4,540 4,272,260
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC ) 4,500 3,966,023
Regional Transportation District Sales Tax,
Series 2023A, RB, 5.00%, 11/01/27 ..... 5,000 5,371,079
State of Colorado, Series 2019O, COP,
5.00%, 03/15/25 ................. 225 227,608
University of Colorado
Series 2016A , RB , 5.00% , 06/01/47 ..... 4,195 4,369,503
Series 2021C-3A , RB , VRDN
2.00% , 10/15/25
(a)
............... 250 246,237
Series 2021C-3B , RB , VRDN
2.00% , 10/15/26
(a)
............... 250 242,988
Series 2019C , RB , VRDN 2.00% , 10/15/24
(a)
2,500 2,493,129
88,566,993
Connecticut — 2.4%
Connecticut State Health & Educational Facilities
Authority
(a)
Series 2017C-1 , RB , VRDN 5.00% , 02/01/28 1,035 1,119,996
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2017C-2 , RB , VRDN 2.80% , 02/03/26 USD 4,000 $ 3,996,890
Series 2024C-1 , RB , VRDN 2.90% , 09/04/24 27,980 27,980,000
Hartford County Metropolitan District
Clean Water Project, Series 2014A, RB,
5.00%, 11/01/34 ................. 1,000 1,003,013
State of Connecticut
Series 2018F , GO , 5.00% , 09/15/24 ..... 4,045 4,047,586
Series 2022D , GO , 5.00% , 09/15/24 ..... 1,000 1,000,639
Series 2018E , GO , 5.00% , 09/15/24 ..... 1,765 1,766,129
Series E , GO , 5.00% , 10/15/24 ........ 185 185,421
Series 2022A , GO , 4.00% , 01/15/25 ..... 12,335 12,386,169
Series 2020A , GO , 5.00% , 01/15/25 ..... 6,065 6,112,085
Series 2019B , GO , 5.00% , 02/15/25 ..... 7,670 7,745,063
Series 2024C , GO , 5.00% , 03/01/25 ..... 14,405 14,561,662
Series A , GO , 5.00% , 04/15/25 ........ 560 567,745
Series 2018B , GO , 5.00% , 04/15/25 ..... 635 643,782
Series 2019A , GO , 5.00% , 04/15/25 ..... 4,615 4,678,825
Series 2016B , GO , 5.00% , 05/15/25 ..... 2,635 2,676,917
Series 2021B , GO , 3.00% , 06/01/25 ..... 1,535 1,537,559
Series 2018F , GO , 5.00% , 09/15/25 ..... 2,140 2,193,300
Series H , GO , 5.00% , 11/15/25 ........ 30 30,872
Series F , GO , 5.00% , 11/15/25 ......... 565 581,429
Series 2022A , GO , 4.00% , 01/15/26 ..... 1,815 1,851,024
Series 2021A , GO , 4.00% , 01/15/26 ..... 2,285 2,330,353
Series 2020A , GO , 5.00% , 01/15/26 ..... 1,300 1,343,153
Series 2024A , GO , 5.00% , 01/15/26 ..... 9,380 9,691,364
Series 2019B , GO , 5.00% , 02/15/26 ..... 3,075 3,183,476
Series B , GO , 5.00% , 04/15/26 ........ 45 46,773
Series 2018C , GO , 5.00% , 06/15/26 ..... 1,055 1,100,935
Series 2022D , GO , 5.00% , 09/15/26 ..... 845 886,227
Series E , GO , 5.00% , 10/15/26 ........ 1,525 1,602,395
Series 2021A , GO , 4.00% , 01/15/27 ..... 4,575 4,724,896
Series 2022A , GO , 4.00% , 01/15/27 ..... 4,595 4,745,551
Series B , GO , 5.00% , 04/15/27 ........ 75 79,669
Series 2019A , GO , 5.00% , 04/15/27 ..... 105 111,537
Series 2016B , GO , 5.00% , 05/15/27 ..... 1,605 1,667,637
Series 2021B , GO , 4.00% , 06/01/27 ..... 8,665 8,995,466
Series 2020C , GO , 4.00% , 06/01/27 ..... 1,020 1,058,901
Series 2022C , GO , 5.00% , 06/15/27 ..... 1,115 1,188,844
Series 2021D , GO , 5.00% , 07/15/27 ..... 320 341,832
Series 2022D , GO , 5.00% , 09/15/27 ..... 1,365 1,463,537
Series F , GO , 5.00% , 11/15/27 ......... 8,825 9,054,155
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,905 1,991,526
Series 2019A , GO , 5.00% , 04/15/28 ..... 2,705 2,936,257
Series 2018B , GO , 5.00% , 04/15/28 ..... 1,490 1,617,384
Series 2015B , GO , 5.00% , 06/15/28 ..... 1,300 1,321,717
Series 2023B , GO , 5.00% , 08/01/28 ..... 3,340 3,647,758
Series 2022D , GO , 5.00% , 09/15/28 ..... 1,195 1,308,397
Series 2022E , GO , 5.00% , 11/15/28 ..... 1,670 1,834,597
Series 2024A , GO , 5.00% , 01/15/29 ..... 5,000 5,511,233
Series 2024C , GO , 5.00% , 03/01/29 ..... 3,500 3,867,795
Series 2015A , GO , 5.00% , 03/15/29 ..... 6,340 6,409,551
State of Connecticut Clean Water Fund - State
Revolving Fund
Series 2015A , RB , 5.00% , 03/01/25 ..... 10 10,109
Series A , RB , 5.00% , 05/01/25 ......... 295 299,405
Series B , RB , 5.00% , 06/01/26 ......... 480 500,851
State of Connecticut Special Tax
Series A , RB , 5.00% , 09/01/24 ......... 2,630 2,630,000
Series 2018B , RB , 5.00% , 10/01/24 ..... 445 445,655
Series 2018C , RB , 5.00% , 10/01/24 ..... 615 615,905
Series 2021D , RB , 5.00% , 11/01/24 ..... 510 511,541
Series 2018A , RB , 5.00% , 01/01/25 ..... 895 901,100
Series 2020A , RB , 5.00% , 05/01/25 ..... 260 263,865
Series 2021A , RB , 5.00% , 05/01/25 ..... 2,395 2,430,602

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series A , RB , 5.00% , 08/01/25 ......... USD 200 $ 204,313
Series A , RB , 5.00% , 09/01/25 ......... 4,490 4,563,685
Series 2018B , RB , 5.00% , 10/01/25 ..... 540 554,029
Series 2018A , RB , 5.00% , 01/01/26 ..... 325 335,431
Series 2021C , RB , 5.00% , 01/01/26 ..... 1,750 1,806,166
Series 2021A , RB , 5.00% , 05/01/26 ..... 310 322,502
Series 2020A , RB , 5.00% , 05/01/26 ..... 2,105 2,189,890
Series A , RB , 5.00% , 08/01/26 ......... 710 724,846
Series A , RB , 5.00% , 09/01/26 ......... 125 130,983
Series 2018C , RB , 5.00% , 10/01/26 ..... 10,100 10,603,209
Series 2018B , RB , 5.00% , 10/01/26 ..... 145 152,224
Series 2021D , RB , 5.00% , 11/01/26 ..... 2,010 2,114,143
Series 2018A , RB , 5.00% , 01/01/27 ..... 2,085 2,200,414
Series 2021A , RB , 5.00% , 05/01/27 ..... 270 287,094
Series 2020A , RB , 5.00% , 05/01/27 ..... 145 154,180
Series 2022B , RB , 5.00% , 07/01/27 ..... 1,780 1,899,776
Series B , RB , 5.00% , 08/01/27 ......... 20 20,394
Series A , RB , 5.00% , 09/01/27 ......... 240 250,967
Series 2023B , RB , 5.00% , 07/01/28 ..... 3,125 3,407,046
Series 2018A , RB , 5.00% , 01/01/29 ..... 9,380 10,095,298
University of Connecticut
Series 2020A , RB , 5.00% , 02/15/25 ..... 1,035 1,045,124
Series 2022A , RB , 5.00% , 05/01/26 ..... 1,075 1,118,511
Series 2022A , RB , 5.00% , 05/01/29 ..... 860 950,434
234,468,714
Delaware — 1.4%
County of New Castle
Series 2015 , GO , 5.00% , 10/01/27 ...... 10,235 10,490,380
Series 2015 , GO , 5.00% , 10/01/33 ...... 5,000 5,124,758
Series 2015 , GO , 5.00% , 10/01/35 ...... 3,000 3,074,855
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 09/01/24 ...... 585 585,000
Series 2019 , RB , 5.00% , 07/01/25 ...... 500 509,655
Series 2020 , RB , 5.00% , 07/01/25 ...... 10 10,193
Series 2020 , RB , 5.00% , 07/01/26 ...... 2,495 2,605,491
Series 2020 , RB , 5.00% , 09/01/26 ...... 195 204,053
Series 2020 , RB , 5.00% , 09/01/28 ...... 4,545 4,955,940
State of Delaware
Series 2018A , GO , 5.00% , 02/01/25 ..... 4,325 4,368,170
Series 2022 , GO , 5.00% , 03/01/25 ...... 13,395 13,553,904
Series 2017A , GO , 5.00% , 01/01/26 ..... 4,355 4,495,930
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,460 6,669,049
Series 2021 , GO , 5.00% , 02/01/26 ...... 5,015 5,187,723
Series 2022 , GO , 5.00% , 03/01/26 ...... 40 41,461
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,625 1,719,071
Series 2020A , GO , 5.00% , 01/01/27 ..... 5,530 5,850,132
Series 2018A , GO , 5.00% , 02/01/27 ..... 3,025 3,206,443
Series 2019 , GO , 5.00% , 02/01/27 ...... 3,625 3,842,431
Series 2021 , GO , 5.00% , 02/01/27 ...... 2,605 2,761,251
Series 2016D , GO , 5.00% , 07/01/27 ..... 1,200 1,252,018
Series 2017A , GO , 5.00% , 01/01/28 ..... 1,985 2,148,856
Series 2019 , GO , 5.00% , 02/01/28 ...... 1,500 1,626,822
Series 2023A , GO , 5.00% , 05/01/28 ..... 17,295 18,859,886
Series 2019 , GO , 5.00% , 02/01/29 ...... 2,010 2,225,378
University of Delaware, Series 2005, RB, VRDN
(TD Bank NA SBPA), 3.80%, 09/04/24
(a)
.. 4,410 4,410,000
109,778,850
District of Columbia — 1.8%
District of Columbia
Series 2019A , GO , 5.00% , 10/15/24 ..... 90 90,231
Series 2021E , GO , 5.00% , 02/01/25 ..... 185 186,822
Series 2016A , GO , 5.00% , 06/01/25 ..... 2,095 2,130,645
Series 2017D , GO , 5.00% , 06/01/25 ..... 70 71,191
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2018B , GO , 5.00% , 06/01/25 ..... USD 325 $ 330,530
Series 2019A , GO , 5.00% , 10/15/25 ..... 9,195 9,443,371
Series 2020 , RB , 5.00% , 12/01/25 ...... 1,000 1,028,897
Series 2021D , GO , 4.00% , 02/01/26 ..... 4,270 4,357,512
Series 2021E , GO , 5.00% , 02/01/26 ..... 125 129,284
Series 2015A , GO , 5.00% , 06/01/26 ..... 945 962,342
Series 2018B , GO , 5.00% , 06/01/26 ..... 465 484,775
Series 2017D , GO , 5.00% , 06/01/26 ..... 155 161,592
Series 2015B , GO , 5.00% , 06/01/26 ..... 1,180 1,201,655
Series D , GO , 5.00% , 06/01/26 ........ 20 20,851
Series 2020 , RB , 5.00% , 12/01/26 ...... 2,880 3,025,880
Series 2021D , GO , 4.00% , 02/01/27 ..... 160 165,454
Series 2021E , GO , 5.00% , 02/01/27 ..... 7,885 8,340,835
Series 2018B , GO , 5.00% , 06/01/27 ..... 3,715 3,959,499
Series 2019A , GO , 5.00% , 10/15/27 ..... 3,005 3,229,382
Series 2023A , GO , 5.00% , 01/01/28 ..... 2,355 2,541,557
Series 2021D , GO , 5.00% , 02/01/28 ..... 1,225 1,324,391
Series 2023B , GO , 5.00% , 06/01/28 ..... 6,750 7,348,762
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,000 1,091,909
District of Columbia Income Tax
Series 2020B , RB , 5.00% , 10/01/24 ..... 14,480 14,499,106
Series 2014A , RB , 5.00% , 12/01/24 ..... 130 130,725
Series 2019A , RB , 5.00% , 03/01/25 ..... 830 840,042
Series 2019C , RB , 5.00% , 10/01/25 ..... 5,745 5,894,737
Series 2020B , RB , 5.00% , 10/01/25 ..... 195 200,082
Series 2020A , RB , 5.00% , 03/01/26 ..... 150 155,453
Series 2020C , RB , 5.00% , 05/01/26 ..... 915 952,019
Series 2019C , RB , 5.00% , 10/01/26 ..... 8,135 8,546,880
Series 2020B , RB , 5.00% , 10/01/26 ..... 17,460 18,344,010
Series 2020A , RB , 5.00% , 03/01/27 ..... 2,460 2,607,196
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,005 1,079,147
Series 2022C , RB , 5.00% , 12/01/27 ..... 10,435 11,244,814
Series 2020B , RB , 5.00% , 10/01/28 ..... 15,490 16,980,658
District of Columbia Water & Sewer Authority
Series A , RB , 5.00% , 10/01/24 ......... 50 50,075
Series 2014C , RB , 5.00% , 10/01/25 ..... 770 772,204
Series B , RB , 5.00% , 10/01/25 ......... 195 200,082
Series 2014C , RB , 5.00% , 10/01/27 ..... 135 135,386
Series 2024A , RB , 5.00% , 10/01/28 ..... 5,000 5,487,275
Series 2024B, Sub-Series B-1 , RB , VRDN
( TD Bank NA SBPA ), 3.90% , 09/03/24
(a)
6,000 6,000,000
Washington Metropolitan Area Transit Authority
Series 2021A , RB , 5.00% , 07/15/25 ..... 6,850 6,989,160
Series 2021A , RB , 5.00% , 07/15/26 ..... 680 710,267
Series 2021A , RB , 5.00% , 07/15/27 ..... 5,735 6,127,732
Series 2023A , RB , 5.00% , 07/15/27 ..... 1,000 1,068,480
Series 2018 , RB , 5.00% , 07/01/28 ...... 1,060 1,122,373
Series 2021A , RB , 5.00% , 07/15/28 ..... 1,000 1,089,938
162,855,208
Florida — 1.8%
Central Florida Expressway Authority
Series 2019B , RB , 5.00% , 07/01/26 ..... 1,320 1,375,272
Series 2021 , RB , 5.00% , 07/01/26 ( AGM ) . 5,185 5,407,781
Series 2024B , RB , 5.00% , 07/01/29 ( AGC ) 2,000 2,214,962
City of Jacksonville
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,160 1,266,921
Series 2024 , RB , 5.00% , 10/01/29 ...... 1,600 1,780,585
County of Miami-Dade
Series 2016A , GO , 5.00% , 07/01/25 ..... 2,515 2,561,438
Series B , RB , 5.00% , 10/01/26 ......... 5,105 5,222,067
Series 2016A , GO , 5.00% , 07/01/29 ..... 10,905 12,071,859
County of Miami-Dade Water & Sewer System,
Series 2015, RB, 5.00%, 10/01/24 ...... 2,440 2,443,452

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/27 .......... USD 225 $ 241,116
Florida Department of Environmental Protection,
Series 2015A, RB, 5.00%, 07/01/26 ..... 305 310,985
JEA Water & Sewer System, Series 2008B-1,
RB, VRDN (Bank of America NA SBPA),
2.96%, 09/04/24
(a)
................ 5,385 5,385,000
Orlando Utilities Commission
Series 2020A , RB , 5.00% , 10/01/26 ..... 10,610 11,131,772
Series 2015B , RB , VRDN ( TD Bank NA
SBPA ), 3.09% , 09/04/24
(a)
.......... 15,000 15,000,000
Palm Beach County School District, Series
2015D, COP, 5.00%, 08/01/27 ........ 1,415 1,440,583
School Board of Miami-Dade County (The)
Series 2015B , COP , 5.00% , 05/01/26 .... 2,240 2,271,138
Series 2015A , COP , 5.00% , 05/01/27 ( AGM ) 1,330 1,348,537
Series 2014D , COP , 5.00% , 11/01/27 .... 3,300 3,310,092
School District of Broward County
Series 2015B , COP , 5.00% , 07/01/25 .... 915 931,517
Series 2019A , COP , 5.00% , 07/01/27 .... 700 745,305
State of Florida
Series 2016C , GO , 5.00% , 06/01/25 ..... 4,740 4,820,725
Series 2016G , GO , 5.00% , 06/01/25 ..... 1,000 1,017,030
Series 2019C , GO , 5.00% , 06/01/25 ..... 2,870 2,918,878
Series 2020B , GO , 5.00% , 06/01/25 ..... 4,000 4,068,122
Series 2015F , GO , 5.00% , 06/01/26 ..... 4,035 4,104,905
Series 2017A , GO , 5.00% , 06/01/26 ( GTD ) 3,765 3,925,261
Series 2020A , GO , 5.00% , 06/01/26 ..... 175 182,449
Series 2021B , GO , 5.00% , 06/01/26 ..... 715 745,435
Series 2016A , GO , 5.00% , 07/01/26 ..... 3,185 3,323,139
Series 2016C , GO , 5.00% , 06/01/27 ..... 380 394,740
Series 2022A , GO , 5.00% , 06/01/27 ..... 10,505 11,205,023
Series 2021A , GO , 5.00% , 07/01/27 ..... 6,045 6,465,254
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,560 1,700,715
Series 2022B , GO , 5.00% , 06/01/28 ..... 3,985 4,342,963
Series 2021B , GO , 5.00% , 07/01/28 ..... 875 956,280
Series 2017C , GO , 5.00% , 06/01/29 ..... 4,965 5,262,589
State of Florida Department of Transportation,
Series 2020, RB, 5.00%, 07/01/29 ...... 5,315 5,914,324
State of Florida Department of Transportation
Turnpike System
Series 2018A , RB , 5.00% , 07/01/25 ..... 825 840,794
Series 2021C , RB , 5.00% , 07/01/25 ..... 5,425 5,528,858
Series 2021C , RB , 5.00% , 07/01/26 ..... 5,630 5,879,325
Series 2020A , RB , 5.00% , 07/01/29 ..... 2,685 2,978,732
153,035,923
Georgia — 2.8%
City of Atlanta
Series 2018B , RB , 5.00% , 11/01/25 ..... 1,025 1,052,490
Series 2004 , RB , 5.75% , 11/01/26 ( AGM ) . 2,305 2,458,437
Series 2015 , RB , 5.00% , 11/01/27 ...... 2,645 2,682,491
Series 2015 , GO , 5.00% , 12/01/27 ...... 4,750 4,772,328
Series 2022A-1 , GO , 5.00% , 12/01/27 .... 990 1,066,830
Series 2015 , GO , 5.00% , 12/01/32 ...... 5,000 5,023,503
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/25 ..... 6,355 6,472,400
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,000 1,043,169
Series 2020A , RB , 5.00% , 07/01/28 ..... 6,500 7,079,211
Columbia County School District, Series 2020,
GO, 5.00%, 10/01/26 (SAW) ......... 145 152,221
County of DeKalb, Series 2022, RB,
5.00%, 10/01/28 ................. 4,600 5,044,350
County of Forsyth, Series 2019, GO,
5.00%, 09/01/25 ................. 10,110 10,353,060
Security
Par (000)
Par (000) Value
Georgia (continued)
Forsyth County Water & Sewerage Authority,
Series 2015, RB, 5.00%, 04/01/41 ...... USD 7,750 $ 7,851,714
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/25 ...... 500 509,489
Series 2022 , RB , 5.00% , 07/01/25 ...... 2,050 2,088,907
Series 2021 , RB , 5.00% , 07/01/26 ...... 620 647,117
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,615 1,685,635
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,095 2,238,868
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/25 ...... 4,990 5,072,383
Series 2020 , RB , 5.00% , 06/01/29 ...... 2,630 2,921,632
Gwinnett County School District
Series 2010 , GO , 5.00% , 02/01/25 ...... 4,065 4,100,008
Series 2022B , GO , 5.00% , 08/01/25 ..... 260 265,507
Series 2010 , GO , 5.00% , 02/01/26 ...... 2,505 2,529,737
Series 2022B , GO , 5.00% , 08/01/26 ..... 7,125 7,450,976
Series 2010 , GO , 5.00% , 02/01/27 ...... 1,000 1,009,043
Series 2022B , GO , 5.00% , 08/01/27 ..... 890 953,196
Gwinnett County Water & Sewerage Authority
Series 2021 , RB , 4.00% , 08/01/25 ...... 1,110 1,124,190
Series 2020 , RB , 5.00% , 08/01/27 ...... 2,600 2,785,375
Series 2019 , RB , 5.00% , 08/01/27 ...... 565 605,283
Henry County School District, Series 2016, GO,
5.00%, 08/01/26 (SAW) ............ 180 188,235
Metropolitan Atlanta Rapid Transit Authority
Series 2018A , RB , 4.00% , 07/01/25 ..... 1,910 1,931,636
Series 2007A , RB , 5.25% , 07/01/27 ( NPFGC ) 1,470 1,575,371
Municipal Electric Authority of Georgia, Series A,
RB, 5.00%, 01/01/26 .............. 250 251,466
Private Colleges & Universities Authority
Series 2020B , RB , 5.00% , 09/01/25 ..... 16,015 16,370,005
Series 2022A , RB , 5.00% , 09/01/29 ..... 4,200 4,681,548
State of Georgia
Series 2016E , GO , 5.00% , 12/01/24 ..... 25 25,130
Series 2014A-2 , GO , 5.00% , 02/01/25 .... 325 325,557
Series 2017A-1 , GO , 5.00% , 02/01/25 .... 320 322,956
Series 2016A , GO , 5.00% , 02/01/25 ..... 140 141,293
Series 2022C , GO , 4.00% , 07/01/25 ..... 80 80,960
Series 2016C-1 , GO , 4.00% , 07/01/25 ... 3,325 3,364,913
Series 2018A , GO , 5.00% , 07/01/25 ..... 4,960 5,059,885
Series 2016E , GO , 5.00% , 12/01/25 ..... 16,290 16,801,739
Series 2016F , GO , 5.00% , 01/01/26 ..... 750 774,470
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 530 548,404
Series 2016F , GO , 5.00% , 07/01/26 ..... 5 5,226
Series 2019A , GO , 5.00% , 07/01/26 ..... 3,160 3,302,830
Series 2020A , GO , 5.00% , 08/01/26 ..... 13,990 14,652,035
Series 2016E , GO , 5.00% , 12/01/26 ..... 5,405 5,703,532
Series 2017A-1 , GO , 5.00% , 02/01/27 .... 14,895 15,779,212
Series 2022A , GO , 5.00% , 07/01/27 ..... 21,185 22,660,440
Series 2023A , GO , 5.00% , 07/01/27 ..... 17,215 18,413,947
Series 2016F , GO , 5.00% , 01/01/28 ..... 3,805 4,010,826
Series 2021A , GO , 5.00% , 07/01/28 ..... 6,110 6,680,895
234,692,061
Hawaii — 0.7%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/26 ..... 1,100 1,128,656
Series A , RB , 4.00% , 07/01/27 ......... 5,335 5,377,863
City & County of Honolulu
Series 2020B , GO , 5.00% , 03/01/25 ..... 5,035 5,088,597
Series 2021E , GO , 5.00% , 03/01/26 ..... 450 466,059
Series 2020C , GO , 4.00% , 07/01/26 ..... 850 872,143
Series 2020D , GO , 5.00% , 07/01/26 ..... 1,870 1,951,897
Series 2023D , GO , 5.00% , 03/01/28 ..... 4,280 4,632,977
Series 2020B , GO , 5.00% , 03/01/29 ..... 875 964,682

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
County of Maui, Series 2018, GO,
5.00%, 09/01/26 ................. USD 1,300 $ 1,362,301
State of Hawaii
Series EY , GO , 5.00% , 10/01/24 ........ 6,120 6,128,668
Series FE , GO , 5.00% , 10/01/24 ....... 435 435,616
Series FH , GO , 5.00% , 10/01/24 ....... 1,415 1,417,004
Series 2018FT , GO , 5.00% , 01/01/25 .... 585 589,006
Series FK , GO , 5.00% , 05/01/25 ....... 200 202,986
Series EO , GO , 5.00% , 08/01/25 ....... 2,550 2,554,130
Series EZ , GO , 5.00% , 10/01/25 ....... 3,605 3,699,046
Series FH , GO , 5.00% , 10/01/25 ....... 280 287,335
Series FN , GO , 5.00% , 10/01/25 ....... 45 46,174
Series 2018FT , GO , 5.00% , 01/01/26 .... 5,475 5,651,447
Series EY , GO , 5.00% , 10/01/26 ........ 715 732,094
Series 2018FT , GO , 5.00% , 01/01/27 .... 2,145 2,264,623
Series 2019FW , GO , 5.00% , 01/01/27 .... 1,175 1,240,528
Series FE , GO , 5.00% , 10/01/27 ....... 4,695 4,917,175
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/25 .............. 450 453,082
52,464,089
Illinois — 3.7%
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/28 ( BAM ) 2,770 2,974,843
Series 2023B , RB , 5.00% , 01/01/29 ( BAM ) 3,500 3,832,268
Chicago O'Hare International Airport
Series 2022D , RB , 5.00% , 01/01/26 ..... 3,510 3,616,549
Series B , RB , 5.00% , 01/01/26 ......... 900 904,981
Series E , RB , 5.00% , 01/01/26 ......... 510 525,482
City of Chicago, Series 2020A, GO,
5.00%, 01/01/28 ................. 8,500 8,957,743
County of Cook
Series 2024 , RB , 5.00% , 11/15/27 ...... 750 803,957
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,000 1,092,036
Series 2024 , RB , 5.00% , 11/15/29 ...... 1,135 1,261,043
Illinois Finance Authority
Series 2020 , RB , 5.00% , 01/01/25 ...... 275 276,883
Series 2016 , RB , 4.00% , 07/01/25 ...... 3,110 3,144,774
Series 2016 , RB , 5.00% , 01/01/26 ...... 1,240 1,279,962
Series 2019 , RB , 5.00% , 01/01/26 ...... 825 851,588
Series 2017 , RB , 5.00% , 07/01/27 ...... 290 303,957
Series 2016 , RB , 5.00% , 01/01/28 ...... 2,630 2,701,679
Series 2019 , RB , 5.00% , 07/01/28 ...... 625 681,497
Series 2020 , RB , 5.00% , 01/01/29 ...... 1,330 1,462,188
Series 2024B , RB , 5.00% , 04/01/29 ..... 3,500 3,853,991
Series 2020 , RB , 5.00% , 07/01/29 ...... 1,155 1,282,171
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/25 ..... 1,585 1,595,490
Series 2019B , RB , 5.00% , 01/01/25 ..... 3,050 3,070,185
Series 2019C , RB , 5.00% , 01/01/25 ..... 8,210 8,264,334
Series 2019B , RB , 5.00% , 01/01/26 ..... 1,600 1,651,777
Series 2019C , RB , 5.00% , 01/01/26 ..... 10,000 10,323,606
Series 2016B , RB , 5.00% , 01/01/27 ..... 10 10,409
Series 2019B , RB , 5.00% , 01/01/27 ..... 215 226,918
Series 2019C , RB , 5.00% , 01/01/27 ..... 3,495 3,688,740
Series 2018A , RB , 5.00% , 01/01/28 ..... 2,120 2,285,459
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,385 3,649,188
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,655 1,784,167
Series 2017A , RB , 5.00% , 01/01/29 ..... 1,835 1,964,252
Series 2018A , RB , 5.00% , 01/01/29 ..... 5,190 5,685,755
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,755 1,922,640
Series 2019C , RB , 5.00% , 01/01/29 ..... 3,460 3,790,503
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/25 ........ 715 735,592
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2014A , GO , 5.00% , 12/01/44 ..... USD 27,450 $ 27,575,641
Sales Tax Securitization Corp.
Series 2020A , RB , 5.00% , 01/01/25 ..... 515 518,440
Series 2021A , RB , 5.00% , 01/01/27 ..... 2,405 2,524,517
Series 2020A , RB , 5.00% , 01/01/28 ..... 3,225 3,449,185
State of Illinois
Series 2019B , GO , 5.00% , 09/01/24 ..... 8,085 8,085,000
Series 2019A , GO , 5.00% , 11/01/24 ..... 6,045 6,061,626
Series 2017D , GO , 5.00% , 11/01/24 ..... 23,580 23,641,765
Series 2017A , GO , 5.00% , 12/01/24 ..... 2,370 2,379,941
Series 2016 , GO , 5.00% , 02/01/25 ...... 2,055 2,070,478
Series 2022B , GO , 5.00% , 03/01/25 ..... 3,260 3,290,464
Series 2021A , GO , 5.00% , 03/01/25 ..... 1,910 1,927,848
Series 2021B , GO , 5.00% , 03/01/25 ..... 2,000 2,018,689
Series 2020 , GO , 5.50% , 05/01/25 ...... 2,850 2,895,597
Series 2018A , GO , 6.00% , 05/01/25 ..... 4,000 4,078,298
Series 2017D , GO , 5.00% , 11/01/25 ..... 13,035 13,332,816
Series 2016 , GO , 5.00% , 02/01/26 ...... 6,000 6,165,736
Series 2022B , GO , 5.00% , 03/01/26 ..... 6,630 6,823,609
Series 2021B , GO , 5.00% , 03/01/26 ..... 1,075 1,106,392
Series 2021A , GO , 5.00% , 03/01/26 ..... 950 977,601
Series 2017D , GO , 5.00% , 11/01/26 ..... 13,000 13,556,560
Series 2016 , GO , 5.00% , 02/01/27 ...... 570 596,957
Series 2022B , GO , 5.00% , 03/01/27 ..... 4,245 4,452,815
Series 2019B , GO , 5.00% , 09/01/27 ..... 3,100 3,284,046
Series 2018A , GO , 5.00% , 10/01/27 ..... 1,600 1,697,500
Series 2017D , GO , 5.00% , 11/01/27 ..... 12,170 12,931,899
Series 2016 , GO , 5.00% , 02/01/28 ...... 14,800 15,510,191
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,000 1,068,867
Series 2024B , GO , 5.00% , 05/01/28 ..... 2,940 3,151,747
Series 2023B , GO , 5.00% , 05/01/28 ..... 5,300 5,681,430
Series 2023D , GO , 5.00% , 07/01/28 ..... 12,380 13,309,634
Series 2018A , GO , 5.00% , 10/01/28 ..... 4,700 5,074,383
Series 2017D , GO , 5.00% , 11/01/28 ..... 3,825 4,063,913
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,405 1,471,752
Series 2021A , GO , 5.00% , 03/01/29 ..... 400 434,706
Series 2024B , GO , 5.00% , 05/01/29 ..... 2,915 3,177,052
State of Illinois Sales Tax
Series 2021C , RB , 5.00% , 06/15/26 ..... 435 450,301
Series 2024A , RB , 5.00% , 06/15/29 ..... 5,000 5,393,221
304,687,224
Indiana — 0.8%
Indiana Finance Authority
Series 2016C , RB , 5.00% , 12/01/24 ..... 1,875 1,884,070
Series 2015B , RB , 5.00% , 02/01/25 ..... 2,320 2,341,148
Series 2019E , RB , 5.00% , 02/01/25 ..... 1,060 1,069,662
Series 2014A , RB , 5.00% , 10/01/25 ..... 1,140 1,141,823
Series 2021-1 , RB , 5.00% , 10/01/25 ..... 3,680 3,771,248
Series 2016C , RB , 5.00% , 12/01/25 ..... 1,220 1,256,046
Series 2021B , RB , 5.00% , 02/01/26 ..... 1,000 1,034,300
Series E , RB , 5.00% , 02/01/26 ......... 710 734,353
Series 2019A , RB , 5.00% , 02/01/26 ..... 10,095 10,441,261
Series 2019C , RB , 5.00% , 02/01/26 ..... 185 191,346
Series 2017C , RB , 5.00% , 02/01/26 ..... 460 475,778
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 296,172
Series 2019E , RB , 5.00% , 02/01/27 ..... 470 497,146
Series 2015A , RB , 5.00% , 02/01/27 ..... 1,070 1,080,254
Series 2021B , RB , 5.00% , 02/01/27 ..... 1,710 1,808,765
Series B , RB , 5.00% , 02/01/27 ......... 150 154,741
Series 2017C , RB , 5.00% , 02/01/27 ..... 195 206,263
Series E , RB , 5.00% , 02/01/27 ......... 210 218,891
Series 2016C , RB , 5.00% , 06/01/27 ..... 2,090 2,197,702
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,275 1,367,414
Series A , RB , 5.00% , 02/01/29 ......... 3,500 3,617,311

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2016C , RB , 5.00% , 06/01/29 ..... USD 5,430 $ 6,039,557
Series A , RB , 5.00% , 02/01/30 ......... 3,930 4,061,723
Series 2015A , RB , 5.00% , 02/01/31 ..... 5,000 5,040,935
Series A , RB , 5.00% , 02/01/31 ......... 3,645 3,767,171
Series D , RB , 5.00% , 08/01/35 ......... 9,310 9,726,474
Indiana Municipal Power Agency, Series 2014A,
RB, 5.00%, 01/01/26 .............. 3,145 3,166,146
Purdue University, Series EE, RB,
5.00%, 07/01/26 ................. 235 245,016
67,832,716
Iowa — 0.1%
City of Des Moines, Series 2019A, GO,
5.00%, 06/01/26 ................. 5,870 6,118,387
Iowa Finance Authority
Series 2015 , RB , 5.00% , 08/01/25 ...... 3,170 3,236,343
Series 2016 , RB , 5.00% , 08/01/26 ...... 1,305 1,366,256
Series 2017 , RB , 5.00% , 08/01/27 ...... 350 374,819
11,095,805
Kansas — 0.7%
Johnson County Unified School District No. 512
Shawnee Mission
Series 2015A , GO , 5.00% , 10/01/30 ..... 2,000 2,050,980
Series 2015A , GO , 5.00% , 10/01/31 ..... 6,280 6,440,076
Series 2015A , GO , 5.00% , 10/01/32 ..... 4,605 4,722,381
Series 2015A , GO , 5.00% , 10/01/34 ..... 4,000 4,101,959
Series 2015A , GO , 4.00% , 10/01/35 ..... 4,000 4,059,728
State of Kansas Department of Transportation
Series 2015A , RB , 5.00% , 09/01/24 ..... 180 180,000
Series 2014A , RB , 5.00% , 09/01/25 ..... 365 365,000
Series 2015B , RB , 5.00% , 09/01/25 ..... 815 834,045
Series 2018A , RB , 5.00% , 09/01/25 ..... 285 291,660
Series 2015B , RB , 5.00% , 09/01/26 ..... 1,220 1,247,177
Series 2015B , RB , 5.00% , 09/01/27 ..... 6,095 6,230,906
Series 2024A , RB , 5.00% , 09/01/28 ..... 3,775 4,128,167
Series 2017A , RB , 5.00% , 09/01/29 ..... 2,025 2,143,930
Series 2024A , RB , 5.00% , 09/01/29 ..... 4,000 4,459,478
41,255,487
Kentucky — 0.3%
Kentucky Asset Liability Commission, Series A,
RB, 5.00%, 09/01/26 .............. 2,240 2,240,000
Kentucky State Property & Building Commission,
Series B, RB, 5.00%, 11/01/26 (SAP) .... 5,290 5,538,777
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,005 2,090,497
Series 2024A , RB , 5.00% , 07/01/29 ..... 2,500 2,776,967
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 4,850 5,140,964
Louisville & Jefferson County Metropolitan Sewer
District, Series 2017B, RB, 5.00%, 05/15/25 5,000 5,080,084
22,867,289
Louisiana — 0.4%
City of New Orleans, Series 2021A, GO,
5.00%, 12/01/29 ................. 5,015 5,553,094
East Baton Rouge Sewerage Commission,
Series 2014B, RB, 5.00%, 02/01/39 ..... 3,365 3,393,934
Louisiana Local Government Environmental
Facilities & Community Development
Authority, Series 2014, RB, 5.00%, 10/01/33 5,735 5,742,871
State of Louisiana
Series 2019A , RB , 5.00% , 09/01/24 ..... 325 325,000
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2021 , RB , 5.00% , 09/01/24 ...... USD 1,350 $ 1,350,000
Series 2020A , GO , 5.00% , 03/01/25 ..... 1,700 1,719,327
Series 2017A , GO , 5.00% , 04/01/25 ..... 375 380,042
Series 2016B , GO , 5.00% , 08/01/25 ..... 4,235 4,328,646
Series 2021 , RB , 5.00% , 09/01/25 ...... 750 768,420
Series 2020A , GO , 5.00% , 03/01/26 ..... 1,935 2,004,250
Series 2016B , GO , 5.00% , 08/01/26 ..... 1,890 1,975,467
Series 2021 , RB , 5.00% , 09/01/26 ...... 1,035 1,083,917
Series 2016A , GO , 5.00% , 09/01/26 ..... 95 99,490
Series 2021A , GO , 5.00% , 03/01/27 ..... 65 68,853
Series 2016B , GO , 5.00% , 08/01/27 ..... 2,000 2,082,748
Series 2019A , RB , 5.00% , 09/01/27 ..... 250 267,130
Series 2023A , GO , 5.00% , 02/01/28 ..... 2,500 2,695,859
Series 2016A , GO , 5.00% , 09/01/28 ..... 3,000 3,128,221
Series 2023 , RB , 5.00% , 09/01/28 ...... 1,150 1,252,514
Series 2024E , GO , 5.00% , 09/01/29
(c)
.... 2,815 3,128,271
State of Louisiana Gasoline & Fuels Tax
Series B , RB , 5.00% , 05/01/25 ......... 775 787,084
Series A , RB , 4.00% , 05/01/41 ......... 5,070 5,110,892
47,246,030
Maine — 0.4%
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/26 ................. 1,000 1,043,554
State of Maine
Series 2019B , GO , 5.00% , 06/01/25 ..... 2,465 2,507,347
Series 2022B , GO , 5.00% , 06/01/25 ..... 100 101,718
Series 2017B , GO , 5.00% , 06/01/26 ..... 100 104,169
Series 2020B , GO , 5.00% , 06/01/26 ..... 45 46,876
Series 2017B , GO , 5.00% , 06/01/27 ..... 80 85,243
Series 2018D , GO , 5.00% , 06/01/27 ..... 4,150 4,421,990
Series 2019B , GO , 5.00% , 06/01/27 ..... 4,115 4,384,696
Series 2020B , GO , 5.00% , 06/01/27 ..... 95 101,226
Series 2021B , GO , 5.00% , 06/01/27 ..... 3,305 3,521,609
Series 2019B , GO , 5.00% , 06/01/28 ..... 3,410 3,709,937
Series 2020B , GO , 5.00% , 06/01/28 ..... 2,935 3,193,157
Series 2021B , GO , 5.00% , 06/01/28 ..... 1,895 2,061,681
25,283,203
Maryland — 4.4%
County of Anne Arundel
Series 2022 , GO , 5.00% , 10/01/24 ...... 4,620 4,626,792
Series 2020 , GO , 5.00% , 10/01/25 ...... 1,135 1,164,583
Series 2022 , GO , 5.00% , 10/01/25 ...... 4,620 4,740,415
Series 2021 , GO , 5.00% , 04/01/26 ...... 8,300 8,618,722
Series 2018 , GO , 5.00% , 10/01/26 ...... 5,635 5,922,903
Series 2019 , GO , 5.00% , 10/01/26 ...... 635 667,443
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,760 1,871,174
Series 2018 , GO , 5.00% , 10/01/27 ...... 75 80,654
Series 2019 , GO , 5.00% , 10/01/27 ...... 65 69,900
Series 2021 , GO , 5.00% , 10/01/27 ...... 5,625 6,049,038
County of Baltimore
GO , 5.00% , 03/01/26 ............... 180 187,082
Series 2018 , GO , 5.00% , 03/01/27 ...... 2,025 2,149,308
County of Frederick
Series 2021A , GO , 5.00% , 10/01/24 ..... 1,160 1,161,733
Series 2021A , GO , 5.00% , 10/01/25 ..... 5,395 5,535,615
Series 2021A , GO , 5.00% , 10/01/26 ..... 3,100 3,258,385
County of Howard
Series 2017B , GO , 5.00% , 02/15/25 ..... 1,145 1,156,452
Series 2017D , GO , 5.00% , 02/15/26 ..... 290 300,263
Series 2020A , GO , 5.00% , 08/15/26 ..... 505 529,280
Series 2017E , GO , 5.00% , 02/15/27 ..... 1,205 1,277,640
County of Montgomery
Series 2017C , GO , 5.00% , 10/01/24 ..... 10,000 10,015,179

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020B , GO , 4.00% , 11/01/24 ..... USD 8,000 $ 8,013,148
Series 2014A , GO , 5.00% , 11/01/24 ..... 1,100 1,103,554
Series 2014B , GO , 5.00% , 11/01/24 ..... 2,805 2,814,063
Series 2017A , GO , 5.00% , 11/01/24 ..... 3,750 3,762,117
Series 2021A , GO , 5.00% , 08/01/25 ..... 2,335 2,386,160
Series 2017C , GO , 5.00% , 10/01/25 ..... 1,515 1,554,977
Series 2014A , GO , 5.00% , 11/01/25 ..... 235 235,766
Series 2014B , GO , 5.00% , 11/01/25 ..... 825 827,583
Series 2017A , GO , 5.00% , 11/01/25 ..... 4,085 4,201,195
Series 2019A , GO , 5.00% , 11/01/25 ..... 9,025 9,281,711
Series 2020B , GO , 4.00% , 11/01/26 ..... 10 10,320
Series 2017A , GO , 5.00% , 11/01/26 ..... 1,340 1,411,198
Series 2019A , GO , 5.00% , 11/01/26 ..... 755 795,115
Series 2023A , GO , 5.00% , 08/01/27 ..... 9,380 10,052,112
Series 2020B , GO , 4.00% , 11/01/27 ..... 305 319,366
Series 2019A , GO , 5.00% , 11/01/27 ..... 705 759,748
Series 2014A , GO , 4.00% , 11/01/31 ..... 8,840 8,854,769
Series 2014A , GO , 4.00% , 11/01/32 ..... 4,575 4,582,643
County of Prince George's
Series 2017A , GO , 5.00% , 09/15/24 ..... 1,195 1,195,771
Series 2017B , GO , 5.00% , 07/15/25 ..... 175 178,597
Series 2019A , GO , 5.00% , 07/15/25 ..... 3,455 3,526,022
Series 2014A , GO , 4.00% , 09/01/25 ..... 65 65,000
Series 2017A , GO , 5.00% , 09/15/25 ..... 540 553,605
Series 2019A , GO , 5.00% , 07/15/26 ..... 11,715 12,249,069
Series 2020A , GO , 5.00% , 07/15/26 ..... 2,510 2,624,427
Series 2020A , GO , 5.00% , 07/15/27 ..... 8,500 9,099,672
Series 2020B , GO , 5.00% , 09/15/27 ..... 110 118,211
Series 2022A , GO , 5.00% , 07/01/28 ..... 4,495 4,914,633
Series 2024A , GO , 5.00% , 08/01/28 ..... 6,105 6,686,874
Series 2020B , GO , 5.00% , 09/15/28 ..... 1,120 1,229,938
Series 2021A , GO , 5.00% , 07/01/29 ..... 1,000 1,115,755
Maryland Stadium Authority, Series 2016, RB,
5.00%, 05/01/46 (ST INTERCEPT) ..... 10,000 10,402,364
Maryland State Transportation Authority, Series
2024A, RB, 5.00%, 07/01/28 ......... 2,000 2,181,877
State of Maryland
Series 2020A-1 , GO , 5.00% , 03/15/25 .... 7,970 8,067,891
Series 2017 , GO , 5.00% , 03/15/25 ...... 3,260 3,300,041
Series 2016 , GO , 4.00% , 06/01/25 ...... 1,180 1,180,544
Series 2015B , GO , 4.00% , 08/01/25 ..... 160 162,078
Series 2018-2B , GO , 5.00% , 08/01/25 .... 3,360 3,433,685
Series 2017A , GO , 5.00% , 08/01/25 ..... 590 602,939
Series 2017B , GO , 5.00% , 08/01/25 ..... 2,820 2,881,843
Series 2019-1 , GO , 5.00% , 03/15/26 ..... 2,010 2,085,985
Series 2016 , GO , 5.00% , 06/01/26 ...... 475 475,481
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 19,185 19,295,099
Series 2017B , GO , 5.00% , 08/01/26 ..... 1,775 1,860,016
Series 2018-2B , GO , 5.00% , 08/01/26 .... 3,205 3,356,667
Series 2A , GO , 5.00% , 08/01/26 ....... 245 256,594
Series 2020A-2 , GO , 5.00% , 08/01/26 .... 1,485 1,555,273
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,000 1,061,387
Series 2017 , GO , 5.00% , 03/15/27 ...... 180 191,221
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 245 260,273
Series 2016 , GO , 4.00% , 06/01/27 ...... 45 45,011
Series 2022-2D , GO , 3.00% , 08/01/27 ... 1,300 1,307,395
Series 2020A-2 , GO , 5.00% , 08/01/27 .... 7,545 8,085,627
Series 2020-2B , GO , 5.00% , 08/01/27 .... 2,385 2,555,894
Series 2A , GO , 5.00% , 08/01/27 ....... 1,245 1,334,209
Series 2018-2B , GO , 5.00% , 08/01/27 .... 185 198,256
Series 2017A , GO , 5.00% , 08/01/27 ..... 3,805 4,077,642
Series 2021A , GO , 5.00% , 03/01/28 ..... 11,800 12,809,810
Series 2023A , GO , 5.00% , 03/15/28 ..... 10,800 11,734,024
Series 2017 , GO , 5.00% , 03/15/28 ...... 4,280 4,529,078
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,565 1,700,347
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020-2B , GO , 5.00% , 08/01/28 .... USD 1,000 $ 1,095,311
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 2,535 2,776,614
Series 2A , GO , 5.00% , 08/01/28 ....... 6,695 7,333,108
Series 2023A , GO , 5.00% , 03/15/29 ..... 3,250 3,606,195
Series 2022-1A , GO , 5.00% , 06/01/29 .... 10,000 11,143,536
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/24 ...... 470 470,000
Series 2018 , RB , 5.00% , 10/01/24 ...... 1,880 1,882,514
Series 2019 , RB , 5.00% , 10/01/24 ...... 5,000 5,006,685
Series 2021B , RB , 5.00% , 12/01/24 ..... 5,725 5,752,695
Series 2016 , RB , 4.00% , 09/01/25 ...... 3,370 3,418,206
Series 2017 , RB , 5.00% , 09/01/25 ...... 4,755 4,869,421
Series 2018 , RB , 5.00% , 10/01/25 ...... 625 641,305
Series 2019 , RB , 5.00% , 10/01/25 ...... 6,105 6,264,265
Series 2016 , RB , 4.00% , 11/01/25 ...... 1,010 1,011,761
Series 2022B , RB , 5.00% , 12/01/25 ..... 2,690 2,771,487
Series 2016 , RB , 4.00% , 09/01/26 ...... 2,610 2,681,893
Series 2018 , RB , 5.00% , 10/01/26 ...... 515 541,170
Series 2019 , RB , 5.00% , 10/01/26 ...... 445 467,613
Series 2021A , RB , 5.00% , 10/01/26 ..... 9,545 10,026,068
Series 2018 , RB , 5.00% , 10/01/27 ...... 10,570 11,091,673
Series 2015-3 , RB , 4.00% , 12/15/27 ..... 250 250,056
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,725 1,898,749
Washington Suburban Sanitary Commission
Series 2020 , RB , 5.00% , 12/01/24 ( GTD ) .. 5,255 5,281,042
Series 2021 , RB , 5.00% , 06/01/25 ( GTD ) .. 1,515 1,540,776
Series 2017 , RB , 5.00% , 06/15/25 ( GTD ) .. 2,500 2,544,806
Series 2020 , RB , 5.00% , 12/01/25 ( GTD ) .. 2,060 2,118,504
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 630 656,792
Series 2020 , RB , 5.00% , 06/01/26 ( GTD ) .. 8,980 9,361,898
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 6,475 6,750,366
Series 2020 , RB , 5.00% , 06/01/27 ( GTD ) .. 3,545 3,784,364
Series 2020 , RB , 5.00% , 12/01/27 ( GTD ) .. 120 129,555
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 1,445 1,502,450
393,565,109
Massachusetts — 5.6%
Boston Water & Sewer Commission
Series 2014A , RB , 3.50% , 11/01/30 ..... 4,750 4,753,779
Series 2014A , RB , 3.50% , 11/01/31 ..... 4,000 4,003,182
Series 2014A , RB , 3.50% , 11/01/32 ..... 5,000 5,003,978
Series 2014A , RB , 3.75% , 11/01/33 ..... 5,000 5,005,962
Series 2014A , RB , 3.75% , 11/01/34 ..... 5,000 5,005,962
Series 2014A , RB , 3.75% , 11/01/35 ..... 5,000 5,005,962
City of Boston
Series 2022A , GO , 5.00% , 11/01/24 ..... 5,000 5,016,809
Series 2020D , GO , 5.00% , 03/01/25 ..... 25 25,285
Series 2022A , GO , 5.00% , 11/01/25 ..... 14,320 14,742,313
Series 2020D , GO , 5.00% , 03/01/26 ..... 200 207,869
Series 2015A , GO , 5.00% , 04/01/26 ..... 4,000 4,058,054
Series 2017A , GO , 5.00% , 04/01/26 ..... 20 20,863
Series 2022A , GO , 5.00% , 11/01/26 ..... 13,645 14,425,562
Series 2020A , GO , 5.00% , 11/01/27 ..... 1,000 1,083,620
Commonwealth of Massachusetts
Series 2018C , GO , 5.00% , 09/01/24 ..... 35 35,000
Series 2006B , GO , 5.25% , 09/01/24 ( AGM ) 9,520 9,520,000
Series 2016C , GO , 5.00% , 10/01/24 ..... 270 270,427
Series 2017E , GO , 5.00% , 11/01/24 ..... 1,075 1,078,618
Series 2016H , GO , 5.00% , 12/01/24 ..... 2,295 2,307,010
Series 2016A , GO , 5.00% , 03/01/25 ..... 9,105 9,207,166
Series 2016D , GO , 5.00% , 04/01/25 ..... 2,015 2,041,742
Series A , GO , 5.00% , 07/01/25 ........ 15 15,298
Series 2020B , GO , 5.00% , 07/01/25 ..... 2,675 2,728,204
Series C , GO , 5.00% , 08/01/25 ........ 9,405 9,614,681
Series 2018E , GO , 5.00% , 09/01/25 ..... 1,000 1,024,759

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2019G , GO , 5.00% , 09/01/25 ..... USD 50 $ 51,238
Series 2006B , GO , 5.25% , 09/01/25 ( AGM ) 5,110 5,250,521
Series C , GO , 5.00% , 10/01/25 ........ 1,820 1,868,853
Series 2016C , GO , 5.00% , 10/01/25 ..... 420 431,274
Series 2021B , GO , 5.00% , 11/01/25 ..... 2,055 2,114,461
Series 2020E , GO , 5.00% , 11/01/25 ..... 1,865 1,918,964
Series E , GO , 5.00% , 11/01/25 ( AMBAC ) .. 7,430 7,644,987
Series 2019E , GO , 3.00% , 12/01/25 ..... 385 386,492
Series 2019A , GO , 5.00% , 01/01/26 ..... 1,040 1,074,484
Series 2016A , GO , 5.00% , 03/01/26 ..... 3,060 3,175,914
Series 2019C , GO , 5.00% , 05/01/26 ..... 3,830 3,987,002
Series 2016B , GO , 4.00% , 07/01/26 ..... 205 210,625
Series 2016B , GO , 5.00% , 07/01/26 ..... 2,945 3,078,112
Series 2015D , GO , 5.00% , 09/01/26 ..... 4,455 4,556,008
Series 2020E , GO , 5.00% , 11/01/26 ..... 2,120 2,233,050
Series 2017E , GO , 5.00% , 11/01/26 ..... 440 463,463
Series 2019E , GO , 3.00% , 12/01/26 ..... 500 502,503
Series 2016H , GO , 5.00% , 12/01/26 ..... 1,195 1,261,183
Series 2019C , GO , 5.00% , 05/01/27 ..... 1,965 2,093,588
Series 2020D , GO , 5.00% , 07/01/27 ..... 1,910 2,042,844
Series 2016B , GO , 5.00% , 07/01/27 ..... 3,865 4,133,818
Series 2018B , GO , 5.00% , 07/01/27 ..... 2,915 3,117,744
Series A , GO , 5.00% , 07/01/27 ........ 3,610 3,861,083
Series 2017D , GO , 5.00% , 07/01/27 ..... 2,475 2,647,141
Series 2021A , GO , 5.00% , 09/01/27 ..... 2,420 2,598,348
Series 2018C , GO , 5.00% , 09/01/27 ..... 10 10,737
Series C , GO , 5.00% , 10/01/27 ........ 150 161,349
Series 2024A , GO , 5.00% , 03/01/28 ..... 2,310 2,508,406
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,275 3,569,052
Series 2024A , GO , 5.00% , 03/01/29 ..... 11,215 12,428,749
Series 2024B , GO , 5.00% , 05/01/29 ..... 3,030 3,369,233
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/25 . 4,225 4,296,640
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
5.00%, 07/01/25 ................. 3,515 3,585,785
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/26 ..... 6,070 6,341,030
Series B , RB , 5.00% , 07/01/27 ......... 1,285 1,309,223
Series 2006A , RB , 5.25% , 07/01/28 ..... 9,000 9,918,123
Series 2024A , RB , 5.00% , 07/01/29 ..... 5,000 5,578,520
Series 2022A , RB , VRDN ( TD Bank NA
SBPA ), 2.80% , 09/04/24
(a)
.......... 13,400 13,400,000
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/25 ...... 14,335 14,649,367
Series 21 , RB , 5.00% , 08/01/25 ........ 525 536,944
Series 2022 , RB , 5.00% , 02/01/27 ...... 1,000 1,061,700
Series 23A , RB , 5.00% , 02/01/27 ....... 2,115 2,245,495
Series 23B , RB , 5.00% , 02/01/27 ....... 3,800 4,034,459
Series 24B , RB , 5.00% , 02/01/27 ....... 1,250 1,327,125
Series 23B , RB , 5.00% , 02/01/28 ....... 205 222,831
Series 24A , RB , 5.00% , 02/01/28 ....... 1,125 1,222,853
Series 24B , RB , 5.00% , 02/01/28 ....... 1,775 1,929,390
Massachusetts Development Finance Agency
Series 2020U , RB , 5.00% , 07/01/25 ..... 1,435 1,464,004
Series 2020A , RB , 5.00% , 10/15/25 ..... 11,440 11,759,381
Series 2020A , RB , 5.00% , 10/15/26 ..... 12,965 13,651,455
Series 2016A , RB , 5.00% , 07/15/27 ..... 280 292,654
Massachusetts Health & Educational Facilities
Authority, Series 2001J-2, RB, VRDN,
3.15%, 09/03/24
(a)
................ 12,120 12,120,000
Massachusetts School Building Authority
Series 2016B , RB , 5.00% , 11/15/24 ..... 2,005 2,013,033
Series 2015C , RB , 5.00% , 08/15/25 ..... 265 271,036
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series D , RB , 4.75% , 08/15/32 ......... USD 2,285 $ 2,330,068
Series 2016A , RB , 5.00% , 11/15/41 ..... 4,750 4,884,810
Series 2016A , RB , 5.00% , 11/15/45 ..... 12,960 13,327,818
Series 2019A , RB , 5.00% , 02/15/49 ..... 15,360 15,922,313
Massachusetts State College Building Authority
Series 2016A , RB , 5.00% , 05/01/38
( HERBIP ) ..................... 5,000 5,072,824
Series 2016A , RB , 5.00% , 05/01/41
( HERBIP ) ..................... 2,960 3,003,112
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,975 5,259,652
Series 2019A , RB , 5.00% , 01/01/27 ..... 9,900 10,452,108
Series 2022A-1 , RB , VRDN ( TD Bank NA
SBPA ), 2.90% , 09/05/24
(a)
.......... 22,400 22,400,000
Massachusetts Water Resources Authority
Series 2018C , RB , 5.00% , 08/01/25 ..... 1,160 1,185,756
Series B , RB , 5.25% , 08/01/25 ( AGM ) .... 825 845,163
Series 2018C , RB , 5.00% , 08/01/26 ..... 1,000 1,046,105
Series B , RB , 5.25% , 08/01/28 ( AGM ) .... 11,010 12,178,359
Series 2016C , RB , 5.00% , 08/01/34 ..... 10,000 10,472,167
Series 2016D , RB , 5.00% , 08/01/37 ..... 1,250 1,308,065
Series 2016B , RB , 5.00% , 08/01/40 ..... 5,080 5,319,861
Series 2016C , RB , 5.00% , 08/01/40 ..... 16,155 16,917,786
University of Massachusetts Building Authority
Series 2021-1 , RB , 5.00% , 11/01/24 ..... 175 175,583
Series 2021-1 , RB , 5.00% , 11/01/27 ..... 11,010 11,848,544
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 825 906,750
Series 1 , RB , 5.00% , 11/01/44 ......... 2,000 2,006,190
449,047,413
Michigan — 1.4%
Chippewa Valley Schools, Series 2015A, GO,
5.00%, 05/01/25 (Q-SBLF) .......... 395 400,495
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/29 8,045 8,926,936
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 640 666,656
Series 2024A , RB , 5.00% , 07/01/29 ..... 4,000 4,438,501
Michigan Finance Authority, Series 2016B, RB,
5.00%, 10/01/27 ................. 10,225 10,689,559
Michigan State Building Authority
Series 2016I , RB , 5.00% , 04/15/25 ...... 1,010 1,023,346
Series 2016I , RB , 5.00% , 04/15/26 ...... 1,395 1,443,661
Series 2020I , RB , 5.00% , 10/15/27 ...... 785 841,041
Series 2023II , RB , 5.00% , 10/15/28 ..... 5,700 6,231,170
Michigan State University
Series 2020A , RB , 5.00% , 08/15/26 ..... 2,455 2,568,782
Series 2023A , RB , 5.00% , 02/15/28 ..... 2,400 2,593,941
Series 2023A , RB , 5.00% , 08/15/28 ..... 3,750 4,094,918
State of Michigan
Series 2016 , RB , 5.00% , 03/15/25 ...... 1,565 1,582,307
Series 2016 , RB , 5.00% , 03/15/26 ...... 8,810 9,120,115
Series 2016 , RB , 5.00% , 03/15/27 ...... 7,580 8,029,957
State of Michigan Trunk Line
Series 2020A , RB , 5.00% , 11/15/24 ..... 1,120 1,124,147
Series 2020B , RB , 5.00% , 11/15/28 ..... 11,165 12,276,523
Series 2023 , RB , 5.00% , 11/15/28 ...... 1,500 1,649,331
University of Michigan
Series 2017A , RB , 5.00% , 04/01/25 ..... 3,555 3,601,748
Series 2017A , RB , 5.00% , 04/01/26 ..... 1,410 1,465,282
Series 2020A , RB , 5.00% , 04/01/26 ..... 3,880 4,032,122
Series 2012-A , RB , VRDN 2.84% , 09/05/24
(a)
15,000 15,000,000

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2017A , RB , 5.00% , 04/01/42 ..... USD 5,110 $ 5,418,900
107,219,438
Minnesota — 3.5%
City of Minneapolis
Series 2020 , GO , 3.00% , 12/01/24 ...... 45 44,970
Series 2019 , GO , 4.00% , 12/01/24 ...... 1,665 1,669,231
Series 2021 , GO , 4.00% , 12/01/26 ...... 2,235 2,306,646
Series 2017 , GO , 3.00% , 12/01/27 ...... 25 24,945
County of Hennepin
Series 2020B , GO , 5.00% , 12/01/25 ..... 3,930 4,044,434
Series 2019B , GO , 5.00% , 12/15/26 ..... 1,660 1,752,653
Series 2020C , GO , 5.00% , 12/15/26 ..... 5,365 5,664,447
Series 2019B , GO , 5.00% , 12/15/27 ..... 85 91,806
Series 2016C , GO , 5.00% , 12/01/28 ..... 1,500 1,653,565
Metropolitan Council
Series 2021B , GO , 5.00% , 12/01/24 ..... 25,070 25,196,581
Series 2020B , GO , 5.00% , 03/01/25 ..... 1,000 1,011,051
Series 2021D , GO , 5.00% , 03/01/25 ..... 815 824,007
Series 2021B , GO , 5.00% , 12/01/25 ..... 5,215 5,374,639
Series 2016C , GO , 5.00% , 03/01/26 ..... 200 207,383
Series 2021C , GO , 5.00% , 12/01/26 ..... 2,780 2,931,886
Minneapolis-St Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/28 ......... 3,170 3,333,897
Series 2023A , RB , 5.00% , 01/01/29 ..... 1,330 1,456,262
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/26 ..... 1,910 1,976,361
Series 2023B , RB , 5.00% , 03/01/28 ..... 24,110 26,102,373
Series 2023A , RB , 5.00% , 03/01/29 ..... 18,500 20,441,449
State of Minnesota
Series 2021B , GO , 5.00% , 09/01/24 ..... 5,000 5,000,000
Series 2017D , GO , 5.00% , 10/01/24 ..... 1,630 1,632,399
Series 2022A , RB , 5.00% , 03/01/25 ..... 25,000 25,264,493
Series 2019A , GO , 5.00% , 08/01/25 ..... 1,495 1,527,513
Series 2020A , GO , 5.00% , 08/01/25 ..... 455 464,895
Series 2015B , GO , 5.00% , 08/01/25 ..... 1,725 1,762,515
Series 2016B , GO , 5.00% , 08/01/25 ..... 115 117,501
Series 2015D , GO , 5.00% , 08/01/25 ..... 4,260 4,352,646
Series 2016D , GO , 5.00% , 08/01/25 ..... 160 163,480
Series 2021A , GO , 5.00% , 09/01/25 ..... 10,000 10,241,627
Series 2017A , GO , 5.00% , 10/01/25 ..... 330 338,644
Series 2022A , RB , 5.00% , 03/01/26 ..... 20,000 20,706,810
Series 2016D , GO , 5.00% , 08/01/26 ..... 4,715 4,935,418
Series 2023D , GO , 5.00% , 08/01/26 ..... 4,000 4,186,993
Series 2016A , GO , 5.00% , 08/01/26 ..... 30 31,402
Series 2018B , GO , 5.00% , 08/01/26 ..... 185 193,648
Series 2019A , GO , 5.00% , 08/01/26 ..... 230 240,752
Series 2019B , GO , 5.00% , 08/01/26 ..... 765 800,762
Series 2020A , GO , 5.00% , 08/01/26 ..... 3,205 3,354,828
Series 2021A , GO , 5.00% , 09/01/26 ..... 14,215 14,909,502
Series 2017D , GO , 5.00% , 10/01/26 ..... 235 246,936
Series 2016B , GO , 4.00% , 08/01/27 ..... 3,910 4,007,531
Series 2022A , GO , 5.00% , 08/01/27 ..... 7,525 8,061,037
Series 2019A , GO , 5.00% , 08/01/27 ..... 225 241,028
Series 2018A , GO , 5.00% , 08/01/27 ..... 45 48,206
Series 2016D , GO , 5.00% , 08/01/27 ..... 180 187,926
Series 2021B , GO , 5.00% , 09/01/27 ..... 315 338,089
Series 2017A , GO , 5.00% , 10/01/27 ..... 2,105 2,263,399
Series 2023E , GO , 5.00% , 08/01/28 ..... 17,460 19,107,597
Series 2018A , GO , 5.00% , 08/01/28 ..... 4,225 4,623,688
Series 2023D , GO , 5.00% , 08/01/28 ..... 23,480 25,695,669
Series 2019A , GO , 5.00% , 08/01/28 ..... 400 437,746
Series 2021B , GO , 5.00% , 09/01/28 ..... 2,900 3,179,281
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2023 , COP , 5.00% , 11/01/28 ..... USD 3,550 $ 3,900,807
Series 2024A , GO , 5.00% , 08/01/29 ..... 15,000 16,754,066
University of Minnesota
Series 2015A , RB , 5.00% , 08/01/25 ..... 55 56,171
Series 2017B , RB , 5.00% , 12/01/25 ..... 6,375 6,564,061
Series 2019B , RB , 5.00% , 10/01/27 ..... 20 21,491
302,069,143
Mississippi — 0.3%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/24 ..... 725 726,056
Series 2015C , GO , 5.00% , 10/01/26 ..... 205 209,752
Series 2017A , GO , 5.00% , 10/01/26 ..... 2,645 2,776,962
Series 2017A , GO , 5.00% , 10/01/27 ..... 305 327,544
Series 2017A , GO , 5.00% , 10/01/32 ..... 6,645 7,142,758
Series 2015F , GO , 5.00% , 11/01/32 ..... 7,535 7,742,040
Series 2018A , GO , 5.00% , 11/01/32 ..... 3,185 3,355,228
Series 2017A , GO , 5.00% , 10/01/33 ..... 4,005 4,305,003
Series 2017A , GO , 5.00% , 10/01/34 ..... 3,040 3,267,718
Series 2016B , GO , 5.00% , 12/01/35 ..... 1,015 1,071,798
Series 2018A , GO , 5.00% , 11/01/36 ..... 2,105 2,217,506
33,142,365
Missouri — 1.8%
City of Springfield, Series 2015, RB,
5.00%, 08/01/25 ................. 10,000 10,202,520
Metropolitan St Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/25 ..... 550 557,869
Series 2017A , RB , 5.00% , 05/01/26 ..... 3,810 3,958,311
Series 2015B , RB , 5.00% , 05/01/29 ..... 1,300 1,318,934
Missouri Highway & Transportation Commission
Series 2019A , RB , 5.00% , 05/01/25 ..... 1,465 1,487,359
Series 2022A , RB , 5.00% , 05/01/25 ..... 15,255 15,487,820
Series 2023A , RB , 5.00% , 05/01/25 ..... 12,500 12,689,948
Series 2021A , RB , 5.00% , 11/01/25 ..... 4,775 4,909,280
Series 2023A , RB , 5.00% , 05/01/26 ..... 12,500 13,006,175
Series A , RB , 5.00% , 05/01/26 ......... 14,465 14,989,498
Series 2019B , RB , 5.00% , 11/01/26 ..... 5,230 5,500,483
Series 2022A , RB , 5.00% , 05/01/27 ..... 15,000 15,951,894
Missouri State Board of Public Buildings
Series 2020B , RB , 5.00% , 10/01/24 ..... 15,000 15,022,080
Series 2020B , RB , 5.00% , 10/01/27 ..... 4,160 4,456,277
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 (ST AID DIR DEP) 11,400 11,530,405
131,068,853
Nebraska — 0.2%
Douglas County School District No. 17
Series A , GO , 4.00% , 06/15/32 ........ 1,965 1,983,472
Series A , GO , 4.00% , 06/15/33 ........ 2,010 2,028,895
Series A , GO , 4.00% , 06/15/34 ........ 2,050 2,069,271
Series A , GO , 4.00% , 06/15/35 ........ 7,000 7,065,804
Nebraska Public Power District
Series B , RB , 5.00% , 01/01/27 ......... 785 828,373
Series 2023A , RB , 5.00% , 07/01/28 ..... 8,795 9,472,969
Omaha Public Power District, Series 2016A, RB,
5.00%, 02/01/27 ................. 1,300 1,340,799
24,789,583
Nevada — 1.4%
Clark County School District
Series 2022A , GO , 5.00% , 06/15/25 ..... 6,875 6,992,051
Series 2021B , GO , 5.00% , 06/15/26 ..... 7,835 8,157,043
Series 2020B , GO , 5.00% , 06/15/27 ( BAM ) 5,245 5,594,144
Series 2015C , GO , 5.00% , 06/15/28 ..... 3,000 3,078,526

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
County of Clark
Series 2016A , GO , 5.00% , 11/01/24 ..... USD 1,065 $ 1,068,311
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,470 1,533,037
Series 2016B , GO , 5.00% , 11/01/27 ..... 15,030 15,790,688
County of Clark Department of Aviation
Series 2019D , RB , 5.00% , 07/01/26 ..... 2,065 2,151,132
Series 2024A , RB , 5.00% , 07/01/28 ..... 5,000 5,437,924
Series 2024A , RB , 5.00% , 07/01/29 ..... 10,515 11,645,688
County of Washoe
Series 2021 , GO , 5.00% , 07/01/26 ...... 5,045 5,261,343
Series 2021 , GO , 5.00% , 07/01/27 ...... 1,535 1,636,895
Las Vegas Valley Water District
Series 2020A , GO , 5.00% , 06/01/25 ..... 7,720 7,852,809
Series 2022A , GO , 5.00% , 06/01/25 ..... 5,550 5,645,478
Series 2021A , GO , 5.00% , 06/01/26 ..... 4,000 4,165,604
Series 2022A , GO , 5.00% , 06/01/26 ..... 5,825 6,066,160
State of Nevada
Series 2015D , GO , 5.00% , 04/01/25 ..... 135 136,753
Series 2015A , GO , 5.00% , 08/01/25 ..... 5,030 5,138,933
Series 2015B , GO , 5.00% , 11/01/25 ..... 50 50,785
Series 2019A , GO , 5.00% , 05/01/26 ..... 120 124,859
Series 2015B , GO , 5.00% , 11/01/26 ..... 520 527,969
Series 2015D , GO , 5.00% , 04/01/27 ..... 155 157,071
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/24 ...... 3,830 3,849,096
Series 2016 , RB , 5.00% , 12/01/25 ...... 270 278,145
102,340,444
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/28 (ST
INTERCEPT) ................... 1,620 1,730,588
State of New Hampshire
Series 2020D , GO , 5.00% , 12/01/24 ..... 10,000 10,049,858
Series 2020C , GO , 5.00% , 12/01/25 ..... 2,810 2,895,122
Series 2023A , GO , 5.00% , 02/15/27 ..... 2,475 2,625,280
17,300,848
New Jersey — 4.5%
County of Monmouth
Series 2021A , GO , 5.00% , 01/15/25 ..... 7,275 7,331,688
Series 2021A , GO , 5.00% , 01/15/26 ..... 7,125 7,362,270
Series 2021B , GO , 5.00% , 01/15/26 ..... 4,000 4,133,204
Series 2022ACDE , GO , 5.00% , 01/15/28 .. 4,620 5,011,592
Monmouth County Improvement Authority (The),
Series 2019B, RB, 5.00%, 12/01/24 (GTD) . 1,500 1,507,989
New Jersey Economic Development Authority
Series 2005N-1 , RB , 5.50% , 09/01/24
( AMBAC ) ..................... 5,850 5,850,000
Series 2017DDD , RB , 5.00% , 06/15/25 ... 1,000 1,017,163
Series XX , RB , 5.00% , 06/15/25 ........ 14,250 14,494,577
Series 2005N-1 , RB , 5.50% , 09/01/25 ( AGM ) 3,475 3,579,039
Series B , RB , 5.00% , 11/01/25 ......... 5,700 5,846,108
Series XX , RB , 4.25% , 06/15/26 ........ 715 721,783
Series 2018FFF , RB , 5.00% , 06/15/26 .... 3,000 3,119,205
Series 2021QQQ , RB , 5.00% , 06/15/26 ... 875 909,768
Series B , RB , 5.00% , 11/01/26 ......... 2,940 3,079,368
Series XX , RB , 5.25% , 06/15/27 ........ 2,300 2,342,461
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,235 1,319,915
Series 2023RRR , RB , 5.00% , 03/01/28 ... 6,035 6,509,569
Series 2018FFF , RB , 5.00% , 06/15/28 .... 6,180 6,679,543
Series 2021QQQ , RB , 5.00% , 06/15/28 ... 750 810,624
Series BBB , RB , 5.50% , 06/15/30 ....... 13,160 14,035,938
Series 2017DDD , RB , 5.00% , 06/15/31 ... 1,500 1,599,936
Series WW , RB , 5.25% , 06/15/31 ....... 1,525 1,556,981
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2017DDD , RB , 5.00% , 06/15/32 ... USD 1,000 $ 1,066,624
Series AAA , RB , 5.50% , 06/15/32 ....... 5,000 5,332,803
New Jersey Educational Facilities Authority
Series 2015A , RB , 5.00% , 07/01/25 ..... 1,640 1,673,555
Series 2016A , RB , 5.00% , 07/01/25 ..... 4,565 4,658,402
Series 2016B , RB , 5.00% , 07/01/25 ..... 2,290 2,336,855
Series 2021C , RB , 5.00% , 03/01/26 ..... 6,770 7,030,393
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,045 2,141,513
Series 2016B , RB , 5.00% , 07/01/26 ..... 355 371,754
Series 2022A , RB , 5.00% , 03/01/27 ..... 19,560 20,781,608
Series 2021C , RB , 5.00% , 03/01/29 ..... 4,800 5,341,884
New Jersey Transportation Trust Fund Authority
Series 2006C , RB , 0.00% , 12/15/24
( AMBAC )
(b)
.................... 1,175 1,163,854
Series 2010D , RB , 5.00% , 12/15/24 ..... 610 613,399
Series 2019A , RB , 5.00% , 12/15/24 ..... 17,940 18,039,956
Series 2018A , RB , 5.00% , 12/15/24 ..... 2,125 2,136,180
Series 2021A , RB , 5.00% , 06/15/25 ..... 4,125 4,192,871
Series 2006C , RB , 0.00% , 12/15/25
( AMBAC )
(b)
.................... 17,240 16,571,921
Series 2019A , RB , 5.00% , 12/15/25 ..... 6,130 6,304,284
Series 2021A , RB , 5.00% , 06/15/26 ..... 1,055 1,096,921
Series 2010A , RB , 0.00% , 12/15/26
(b)
.... 765 712,283
Series 2006C , RB , 0.00% , 12/15/26
( AMBAC )
(b)
.................... 975 908,219
Series 2018A , RB , 5.00% , 12/15/26 ..... 2,085 2,189,608
Series 2021A , RB , 5.00% , 06/15/27 ..... 5,755 6,104,673
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 1,325 1,372,797
Series 2006C , RB , 0.00% , 12/15/27 ( BHAC-
CR, MBIA )
(b)
................... 15,925 14,447,150
Series 2018A , RB , 5.00% , 12/15/27 ..... 3,500 3,748,138
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 3,700 3,830,321
Series 2023AA , RB , 5.00% , 06/15/28 .... 4,920 5,318,619
Series 2018A , RB , 5.00% , 12/15/28 ..... 3,505 3,821,007
Series 2019A , RB , 5.00% , 12/15/28 ..... 12,375 13,490,716
Series 2019AA , RB , 5.00% , 06/15/29 .... 1,480 1,611,937
New Jersey Turnpike Authority
Series 2014C , RB , 5.00% , 01/01/25 ..... 3,195 3,216,882
Series 2017E , RB , 5.00% , 01/01/25 ..... 4,525 4,555,990
Series 2004C-2 , RB , 5.50% , 01/01/25
( AMBAC ) ..................... 3,540 3,569,964
Series 2017E , RB , 5.00% , 01/01/27 ..... 2,950 3,112,459
State of New Jersey
GO , 5.00% , 06/01/26 ............... 420 427,042
Series 2020A , GO , 5.00% , 06/01/26 ..... 23,545 24,547,214
Series 2020A , GO , 5.00% , 06/01/27 ..... 11,940 12,721,825
GO , 5.00% , 06/01/28 ............... 5,000 5,316,753
Series 2020A , GO , 5.00% , 06/01/28 ..... 11,150 12,129,860
Series 2020A , GO , 5.00% , 06/01/29 ..... 905 1,003,597
GO , 5.00% , 06/01/32 ............... 2,355 2,394,485
330,225,037
New Mexico — 0.6%
New Mexico Finance Authority
Series 2021A , RB , 5.00% , 06/15/25 ..... 2,485 2,529,774
Series 2018A , RB , 5.00% , 06/15/26 ..... 470 490,045
Series 2021A , RB , 5.00% , 06/15/26 ..... 2,365 2,465,864
Series 2021B , RB , 5.00% , 06/15/26 ..... 2,500 2,606,622
Series B-1 , RB , 5.00% , 06/15/27 ....... 5,245 5,251,161
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/26 ...... 700 725,470
Series 2023 , GO , 5.50% , 03/01/28 ...... 5,275 5,803,303
State of New Mexico Severance Tax Permanent
Fund
Series 2015A , RB , 5.00% , 07/01/25 ..... 295 300,696

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Mexico (continued)
Series 2022A , RB , 5.00% , 07/01/25 ..... USD 4,470 $ 4,556,315
Series 2021A , RB , 5.00% , 07/01/26 ..... 5,360 5,599,328
Series 2022A , RB , 5.00% , 07/01/26 ..... 15,000 15,669,761
45,998,339
New York — 13.8%
Battery Park City Authority
Series 2023B , RB , 5.00% , 11/01/28 ..... 2,000 2,211,247
Series 2019D-2 , RB , VRDN ( TD Bank NA
SBPA ), 3.80% , 09/03/24
(a)
.......... 2,770 2,770,000
City of New York
Series 2021F-1 , GO , 4.00% , 03/01/25 .... 7,200 7,243,427
Series 2015FF-1 , GO , 5.00% , 06/01/25 ... 995 1,011,995
Series C , GO , 5.00% , 08/01/25 ........ 3,620 3,698,618
Series 2019E , GO , 5.00% , 08/01/25 ..... 3,850 3,933,613
Series A , GO , 5.00% , 08/01/25 ........ 375 383,144
Series 2021A-1 , GO , 5.00% , 08/01/25 .... 2,360 2,411,254
Series 2018C , GO , 5.00% , 08/01/25 ..... 3,555 3,632,206
Series 2021C , GO , 5.00% , 08/01/25 ..... 535 546,619
Series 2018A , GO , 5.00% , 08/01/25 ..... 990 1,011,501
Series 2020C-1 , GO , 5.00% , 08/01/25 ... 6,135 6,268,238
Series 2015A , GO , 5.00% , 08/01/25 ..... 1,670 1,675,952
Series E , GO , 5.00% , 08/01/25 ........ 3,700 3,780,355
Series 2022B-1 , GO , 5.00% , 08/01/25 .... 15,420 15,754,887
Series 2018-1 , GO , 5.00% , 08/01/25 ..... 895 914,437
Series 2020B-1 , GO , 5.00% , 10/01/25 .... 675 692,658
Series 2021F-1 , GO , 5.00% , 03/01/26 .... 4,025 4,171,854
Series 2008J-9 , GO , 3.00% , 08/01/26 .... 90 90,611
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 11,445 11,981,500
Series 2021C , GO , 5.00% , 08/01/26 ..... 715 748,517
Series E , GO , 5.00% , 08/01/26 ........ 2,315 2,423,519
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 3,630 3,800,161
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 145 151,797
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 830 868,907
Series 2020-1 , GO , 5.00% , 08/01/26 ..... 2,480 2,596,253
Series 2008J-11 , GO , 5.00% , 08/01/26 ... 720 753,751
Series 2018A , GO , 5.00% , 08/01/26 ..... 840 879,376
Series C , GO , 5.00% , 08/01/26 ........ 2,365 2,475,863
Series A , GO , 5.00% , 08/01/26 ........ 700 732,813
Series 2019E , GO , 5.00% , 08/01/26 ..... 330 345,469
Series 2018C , GO , 5.00% , 08/01/26 ..... 280 293,125
Series 2022-1 , GO , 5.00% , 09/01/26 ..... 1,245 1,304,009
Series 2021F-1 , GO , 5.00% , 03/01/27 .... 2,710 2,869,004
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 12,680 13,548,397
Series 2018A , GO , 5.00% , 08/01/27 ..... 335 357,943
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,085 1,159,307
Series 2021C , GO , 5.00% , 08/01/27 ..... 1,830 1,955,329
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 133,561
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 3,610 3,857,233
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 4,000 4,273,942
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/27
(c)
............... 3,000 3,210,078
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 16,000 17,187,451
Series 2024C , GO , 5.00% , 03/01/28 ..... 1,750 1,890,060
Series 2008L-6 , GO , 5.00% , 04/01/28 .... 2,035 2,201,548
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 5,000 5,445,543
Series 2018-1 , GO , 5.00% , 08/01/28 ..... 2,750 2,924,738
Series 2008J-5 , GO , 5.00% , 08/01/28 .... 2,725 2,967,821
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 4,925 5,363,860
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 1,125 1,229,295
Series 2024C , GO , 5.00% , 03/01/29 ..... 2,750 3,023,273
Series 2024D , GO , 5.00% , 04/01/29 ..... 10,000 11,010,736
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 4,140 4,558,445
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 10,335 11,450,289
Series 2025A , GO , 5.00% , 08/01/29 ..... 7,500 8,309,354
Security
Par (000)
Par (000) Value
New York (continued)
Series C , GO , 5.00% , 08/01/29 ........ USD 12,665 $ 12,995,650
Series E , GO , 5.00% , 08/01/29 ........ 445 460,577
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/29
(c)
............... 2,500 2,773,053
Series 2014I-2 , GO , VRDN ( JPMorgan Chase
Bank NA SBPA ), 4.00% , 09/03/24
(a)
... 3,300 3,300,000
Series 2018E-5 , GO , VRDN ( TD Bank NA
LOC ), 3.80% , 09/03/24
(a)
........... 3,550 3,550,000
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/25 ..... 1,820 1,837,712
Series 2017A , RB , 5.00% , 02/15/26 ..... 520 538,252
Series 2017A , RB , 5.00% , 02/15/27 ..... 10,005 10,649,656
Long Island Power Authority
Series 2021 , RB , 1.00% , 09/01/25 ...... 8,075 7,799,268
Series 2021A , RB , 5.00% , 09/01/26 ..... 810 850,185
Series 1998A , RB , 0.00% , 12/01/26 ( AGM )
(b)
1,500 1,392,129
Series 2019A , RB , 5.00% , 09/01/27 ..... 1,800 1,931,636
Series 2024A , RB , 5.00% , 09/01/27 ..... 700 751,192
Series 2023F , RB , 5.00% , 09/01/28 ..... 3,340 3,656,883
Series 2024A , RB , 5.00% , 09/01/28 ..... 1,000 1,094,875
Series 2024A , RB , 5.00% , 09/01/29 ..... 625 697,824
Series 2019B , RB , VRDN 1.65% , 09/01/24
(a)
1,425 1,425,000
Series 2020B , RB , VRDN 0.85% , 09/01/25
(a)
7,000 6,810,214
Series 2021B , RB , VRDN 1.50% , 09/01/26
(a)
390 373,425
Metropolitan Transportation Authority
Series 2015F , RB , 5.00% , 11/15/24 ...... 1,000 1,003,777
Series 2017B , RB , 5.00% , 11/15/24 ..... 1,600 1,606,043
Series 2017C-1 , RB , 5.00% , 11/15/24 .... 13,600 13,651,362
Series A-1 , RB , 5.00% , 11/15/24 ....... 2,000 2,007,553
Series 2014C , RB , 5.00% , 11/15/25 ..... 2,175 2,183,416
Series 2015F , RB , 5.00% , 11/15/25 ...... 1,880 1,929,400
Series A-2 , RB , 5.00% , 11/15/25 ....... 4,850 4,977,442
Series 2017B , RB , 5.00% , 11/15/25 ..... 560 574,715
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 3,530 3,622,756
Series 2018B , RB , 5.00% , 11/15/25 ..... 1,715 1,760,064
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 9,430 9,879,056
Series 2016B , RB , 5.00% , 11/15/26 ..... 12,295 12,880,487
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 523,810
Series 2016D , RB , 5.00% , 11/15/27 ..... 1,300 1,357,653
Series 2020E , RB , 5.00% , 11/15/27 ..... 5,000 5,337,745
Series 2020E , RB , 5.00% , 11/15/28 ..... 6,500 7,060,619
Series A-2 , RB , 5.00% , 11/15/28 ....... 9,110 9,632,692
Series 2018B , RB , 5.00% , 11/15/28 ..... 1,400 1,520,749
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,720 1,851,680
Series 2016D , RB , 5.00% , 11/15/29 ..... 1,865 1,947,581
Series 2012G-2 , RB , VRDN ( TD Bank NA
LOC ), 2.91% , 09/05/24
(a)
........... 8,540 8,540,000
Series 2019D-1 , RB , VRDN
5.00% , 11/15/24
(a)
............... 5,000 5,015,430
Series 2020B , RB , VRDN ( Royal Bank of
Canada LOC ), 3.95% , 09/03/24
(a)
..... 15,000 15,000,000
Series 2019A-1 , RB , VRDN
5.00% , 11/15/24
(a)
............... 4,000 4,012,356
New York City Municipal Water Finance Authority
Series 2020CC-2 , RB , 5.00% , 06/15/25 ... 860 875,832
Series 2020FF , RB , 5.00% , 06/15/25 .... 705 717,979
Series 2021DD , RB , 5.00% , 06/15/25 .... 8,130 8,279,669
Series 2015FF , RB , 5.00% , 06/15/26 .... 55 55,992
Series 2020BB-2 , RB , 5.00% , 06/15/26 ... 935 941,306
Series 2015HH , RB , 5.00% , 06/15/27 .... 10 10,176
Series 2022BB-2 , RB , 5.00% , 06/15/27 ... 145 149,151
Series 2022CC-2 , RB , 5.00% , 06/15/27 ... 4,300 4,423,111
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 1,750 1,844,178
Series 2024BB-2 , RB , 5.00% , 06/15/28 ... 5,670 6,201,797
Series 2024BB-2 , RB , 5.00% , 06/15/29 ... 3,250 3,633,689

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series DD-1 , RB , VRDN ( TD Bank NA SBPA ),
3.80% , 09/03/24
(a)
............... USD 5,365 $ 5,365,000
Series 2014AA-3 , RB , VRDN ( TD Bank NA
SBPA ), 3.80% , 09/03/24
(a)
.......... 4,900 4,900,000
Series AA-1 , RB , VRDN ( JPMorgan Chase
Bank NA SBPA ), 4.00% , 09/03/24
(a)
... 2,100 2,100,000
Series BB , RB , VRDN ( TD Bank NA SBPA ),
2.91% , 09/05/24
(a)
............... 16,650 16,650,000
New York City Transitional Finance Authority
Series B , RB , 4.00% , 08/01/25 ......... 550 556,224
Series 2019A-1 , RB , 5.00% , 08/01/25 .... 1,185 1,209,258
Series B-1 , RB , 5.00% , 08/01/25 ....... 2,120 2,163,849
Series 2021A , RB , 5.00% , 11/01/25 ..... 1,510 1,550,860
Series 2022B-1 , RB , 5.00% , 08/01/26 .... 780 813,764
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 3,020 3,231,437
Series 2024B , RB , 5.00% , 05/01/28 ..... 4,000 4,359,147
Series 2024D-1 , RB , 5.00% , 11/01/28 .... 12,670 13,955,331
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 8,000 8,811,574
Series 2024G-1 , RB , 5.00% , 05/01/29 .... 8,285 9,189,431
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 14,350 16,064,165
Series 2018C-7 , RB , VRDN ( TD Bank NA
SBPA ), 3.80% , 09/03/24
(a)
.......... 19,850 19,850,000
New York City Transitional Finance Authority
Building Aid
Series 2015S-2 , RB , 5.00% , 07/15/25 ( SAW ) 125 127,626
Series 2019S-3A , RB , 5.00% , 07/15/25
( SAW ) ....................... 1,285 1,311,996
Series S-1 , RB , 5.00% , 07/15/25 ( SAW ) .. 135 137,793
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 2,035 2,123,541
Series 2015S-2 , RB , 5.00% , 07/15/27 ( SAW ) 170 173,191
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 160,406
Series 2019S-2A , RB , 5.00% , 07/15/27
( SAW ) ....................... 125 133,671
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 205 219,221
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 280 299,424
New York City Transitional Finance Authority
Future Tax Secured
Series C , RB , 5.00% , 11/01/24 ......... 350 351,069
Series 2021A , RB , 5.00% , 11/01/24 ..... 2,650 2,658,095
Series 2023B-1 , RB , 5.00% , 11/01/24 .... 14,520 14,564,354
Series 2016E-1 , RB , 5.00% , 02/01/25 .... 340 342,889
Series 2015C , RB , 5.00% , 11/01/25 ..... 995 1,009,701
Series 2021F-1 , RB , 5.00% , 11/01/25 .... 8,540 8,772,227
Series 2023B-1 , RB , 5.00% , 11/01/25 .... 1,210 1,242,903
Series 2022A-1 , RB , 5.00% , 11/01/25 .... 3,180 3,266,473
Series C , RB , 5.00% , 11/01/25 ......... 1,450 1,489,430
Series 2024A-1 , RB , 5.00% , 05/01/26 .... 2,700 2,805,747
Series B , RB , 5.00% , 08/01/26 ......... 350 366,058
Series 2014B-1 , RB , 5.00% , 11/01/26 .... 6,800 6,819,571
Series 2023C-1 , RB , 5.00% , 11/01/26 .... 2,000 2,103,625
Series 2023B-1 , RB , 5.00% , 11/01/26 .... 8,980 9,445,276
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 3,715 3,907,483
Series C , RB , 5.00% , 11/01/26 ......... 4,000 4,110,517
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 12,070 12,695,377
Series 2021A , RB , 5.00% , 11/01/26 ..... 6,045 6,358,207
Series 2015C , RB , 5.00% , 11/01/26 ..... 1,600 1,622,007
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 10,545 11,091,363
Series 2021G-1 , RB , 5.00% , 11/01/27 .... 2,925 3,151,117
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,075 1,158,103
Series 2023B-1 , RB , 5.00% , 11/01/27 .... 12,525 13,493,243
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023E-1 , RB , 5.00% , 11/01/27 .... USD 15,480 $ 16,676,678
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 475 511,720
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 5,560 6,124,044
Series B , RB , 5.00% , 08/01/29 ......... 1,275 1,323,743
Series 2019C-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.90% , 09/03/24
(a)
....... 2,410 2,410,000
Series 2019A-4 , RB , VRDN ( JPMorgan
Chase Bank NA SBPA ), 4.00% , 09/03/24
(a)
3,785 3,785,000
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/24 ( AGM ) 1,475 1,480,999
Series 2022A , RB , 5.00% , 11/15/25 ( AGM ) 1,450 1,492,684
New York State Dormitory Authority
Series 2019A , RB , 5.00% , 10/01/24 ( SAW ) 235 235,318
Series 2018A , RB , 5.00% , 10/01/24 ( SAW ) 275 275,374
Series 2014E , RB , 5.00% , 02/15/25 ..... 2,850 2,877,762
Series 2019D , RB , 5.00% , 02/15/25 ..... 2,490 2,514,255
Series 2015B , RB , 5.00% , 02/15/25 ..... 280 282,728
Series 2017A , RB , 5.00% , 02/15/25 ..... 485 489,640
Series 2016D , RB , 5.00% , 02/15/25 ..... 4,550 4,594,322
Series 2022A , RB , 5.00% , 03/15/25 ..... 5,755 5,822,876
Series 2020A , RB , 5.00% , 03/15/25 ..... 5,015 5,074,148
Series 2019A , RB , 5.00% , 03/15/25 ..... 4,675 4,730,138
Series 2018E , RB , 5.00% , 03/15/25 ..... 120 121,403
Series 2017A , RB , 5.00% , 03/15/25 ..... 815 824,526
Series 2018C , RB , 5.00% , 03/15/25 ..... 2,295 2,321,824
Series 2016A , RB , 5.00% , 03/15/25 ..... 1,900 1,922,207
Series 2015A , RB , 5.00% , 03/15/25 ..... 960 971,783
Series 2015E , RB , 5.00% , 03/15/25 ..... 180 182,123
Series 2020A , RB , 5.00% , 09/15/25 ..... 1,135 1,163,386
Series 2015A , RB , 5.00% , 10/01/25 ..... 2,240 2,300,101
Series 2017A , RB , 5.00% , 02/15/26 ..... 3,335 3,450,319
Series 2019D , RB , 5.00% , 02/15/26 ..... 1,935 2,003,260
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 710 734,551
Series 2016D , RB , 5.00% , 02/15/26 ..... 1,185 1,226,035
Series 2019A , RB , 5.00% , 03/15/26 ..... 535 554,979
Series 2015A , RB , 5.00% , 03/15/26 ..... 2,045 2,070,099
Series 2015B , RB , 5.00% , 03/15/26 ..... 1,340 1,373,403
Series 2018E , RB , 5.00% , 03/15/26 ..... 670 694,939
Series 2015E , RB , 5.00% , 03/15/26 ..... 3,095 3,170,872
Series 2018C , RB , 5.00% , 03/15/26 ..... 525 544,541
Series 2018A , RB , 5.00% , 03/15/26 ..... 295 305,822
Series 2017A , RB , 5.00% , 03/15/26 ..... 775 803,847
Series 2016A , RB , 5.00% , 03/15/26 ..... 765 793,475
Series 2021A , RB , 5.00% , 03/15/26 ..... 3,705 3,843,357
Series 2021E , RB , 5.00% , 03/15/26 ..... 13,755 14,268,657
Series 2017A , RB , 5.00% , 02/15/27 ..... 320 338,844
Series 2019D , RB , 5.00% , 02/15/27 ..... 4,495 4,760,001
Series 2018C , RB , 5.00% , 03/15/27 ..... 4,625 4,911,351
Series 2018A , RB , 5.00% , 03/15/27 ..... 9,565 10,147,517
Series 2019A , RB , 5.00% , 03/15/27 ..... 5,735 6,095,266
Series 2022A , RB , 5.00% , 03/15/28 ..... 6,315 6,854,214
Series 2021E , RB , 5.00% , 03/15/28 ..... 18,130 19,678,052
Series 2016A , RB , 5.00% , 03/15/28 ..... 1,210 1,259,812
Series 2020A , RB , 5.00% , 03/15/28 ..... 7,750 8,411,743
Series 2021A , RB , 5.00% , 03/15/28 ..... 14,180 15,390,776
Series 2024A , RB , 5.00% , 07/01/28 ..... 15,000 16,199,127
Series 2024A , RB , 5.00% , 10/01/28 ( AGM,
SAW ) ....................... 2,900 3,178,022
Series 2017A , RB , 5.00% , 02/15/29 ..... 10,000 10,473,081
Series 2023A , RB , 5.00% , 03/15/29 ..... 11,630 12,877,730
Series 2024A , RB , 5.00% , 03/15/29 ..... 2,000 2,214,571
New York State Environmental Facilities Corp.
Series 2022A , RB , 5.00% , 06/15/25 ..... 2,090 2,129,787
Series 2015D , RB , 5.00% , 09/15/25 ..... 1,590 1,610,222
Series 2016A , RB , 4.00% , 06/15/26 ..... 25 25,708

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 06/15/27 ..... USD 3,775 $ 4,035,520
Series 2018A , RB , 5.00% , 06/15/27 ..... 70 74,831
Series 2021A , RB , 5.00% , 06/15/27 ..... 650 694,858
Series 2022A , RB , 5.00% , 06/15/27 ..... 2,750 2,939,783
Series 2016A , RB , 5.00% , 06/15/29 ..... 4,345 4,505,773
Series 2024A , RB , 5.00% , 06/15/29 ..... 10,000 11,161,395
New York State Thruway Authority
Series 2021A-1 , RB , 5.00% , 03/15/25 .... 4,935 4,994,256
Series L , RB , 5.00% , 01/01/26 ......... 1,300 1,341,206
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 5,140 5,331,945
Series 2016A , RB , 5.00% , 01/01/27 ..... 500 513,194
Series P , RB , 5.00% , 01/01/29 ......... 3,710 4,092,719
New York State Urban Development Corp.
Series 2015A , RB , 5.00% , 03/15/25 ..... 680 688,165
Series 2016A , RB , 5.00% , 03/15/25 ..... 3,655 3,698,886
Series 2017A , RB , 5.00% , 03/15/25 ..... 260 263,122
Series 2020C , RB , 5.00% , 03/15/25 ..... 3,240 3,278,903
Series 2020E , RB , 5.00% , 03/15/25 ..... 5,175 5,237,137
Series 2016A , RB , 5.00% , 03/15/26 ..... 5,100 5,291,222
Series 2017C , RB , 5.00% , 03/15/26 ..... 1,100 1,141,078
Series 2020E , RB , 5.00% , 03/15/26 ..... 10,000 10,373,433
Series 2021A , RB , 5.00% , 03/15/26 ..... 25,155 26,094,371
Series 2017C , RB , 5.00% , 03/15/27 ..... 11,400 12,090,146
Series 2020C , RB , 5.00% , 03/15/27 ..... 4,020 4,263,367
Series 2022A , RB , 5.00% , 09/15/27 ..... 25,130 26,995,660
Series 2017A , RB , 5.00% , 03/15/28 ..... 2,615 2,780,884
Series 2022A , RB , 5.00% , 09/15/28 ..... 33,000 36,131,456
Series 2020A , RB , 5.00% , 03/15/29 ..... 190 209,955
Port Authority of New York & New Jersey
Series 205 , RB , 5.00% , 11/15/24 ....... 710 712,843
Series 194 , RB , 5.00% , 10/15/25 ....... 1,050 1,078,375
Series 205 , RB , 5.00% , 11/15/25 ....... 1,220 1,255,881
Series 230 , RB , 4.00% , 12/01/25 ....... 355 361,346
Series 189 , RB , 5.00% , 05/01/26 ....... 215 218,529
Series 194 , RB , 5.00% , 10/15/26 ....... 270 276,477
Series 205 , RB , 5.00% , 11/15/26 ....... 580 611,742
Series 230 , RB , 4.00% , 12/01/26 ....... 415 428,701
Series 222 , RB , 5.00% , 07/15/27 ....... 510 547,137
Series 194 , RB , 5.00% , 10/15/27 ....... 345 353,315
Series 230 , RB , 4.00% , 12/01/27 ....... 665 697,730
Series 230 , RB , 4.00% , 12/01/28 ....... 1,500 1,594,270
Series 243 , RB , 5.00% , 12/01/28 ....... 5,835 6,445,553
Sales Tax Asset Receivable Corp.
Series 2015A , RB , 5.00% , 10/15/24 ..... 1,320 1,322,739
Series 2015A , RB , 5.00% , 10/15/25 ..... 375 375,778
Triborough Bridge & Tunnel Authority
Series 2023A , RB , 5.00% , 11/15/24 ..... 200 200,878
Series A , RB , 5.00% , 11/15/24 ......... 235 235,942
Series 2016A , RB , 5.00% , 11/15/24 ..... 440 441,763
Series 2021C-1A , RB , 5.00% , 05/15/25 ... 3,500 3,559,108
Series 2021A , RB , 5.00% , 11/01/25 ..... 2,480 2,549,741
Series 2017C-1 , RB , 5.00% , 11/15/25 .... 5,530 5,690,796
Series 2018B , RB , 5.00% , 11/15/25 ..... 4,410 4,538,230
Series 2022B , RB , 4.00% , 05/15/26 ..... 5,000 5,136,416
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 4,950 5,216,539
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,391,252
Series 2023A , RB , 5.00% , 11/15/27 ..... 9,000 9,689,565
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,635 6,037,671
Series 2022B , RB , 5.00% , 05/15/28 ..... 3,500 3,807,083
Series 2022D-1A , RB , 5.00% , 11/15/28 ... 990 1,087,990
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,455,882
Series 2023A , RB , 5.00% , 11/15/28 ..... 485 533,209
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/29 ................ 1,040 1,164,943
Series B , RB , 5.00% , 11/15/29 ......... 3,900 4,107,968
Security
Par (000)
Par (000) Value
New York (continued)
Series 2003B-2 , RB , VRDN ( TD Bank NA
LOC ), 3.80% , 09/03/24
(a)
........... USD 1,000 $ 1,000,000
Series 2005B-3 , RB , VRDN ( Bank of America
NA LOC ), 3.90% , 09/03/24
(a)
........ 3,500 3,500,000
Series 2021A-2 , RB , VRDN
2.00% , 05/15/26
(a)
............... 1,950 1,893,368
Series 2021B-2 , RB , VRDN
5.00% , 05/15/26
(a)
............... 2,000 2,064,095
Series 2021C-1B , RB , VRDN
5.00% , 05/15/26
(a)
............... 2,500 2,580,118
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 12/15/26 ..... 5,000 5,033,374
Series 2022TE-1 , RB , 5.00% , 12/15/27 ... 3,500 3,600,075
Series 2016A , RB , 5.00% , 06/15/28 ..... 4,965 5,179,587
Series 2016A , RB , 5.00% , 12/15/28 ..... 1,565 1,632,639
Series 2023TE-1 , RB , 5.00% , 12/15/28 ... 3,000 3,166,759
1,159,564,858
North Carolina — 2.0%
City of Charlotte
Series 2021B , COP , 5.00% , 12/01/25 .... 2,305 2,374,475
Series 2021A , GO , 5.00% , 06/01/26 ..... 1,455 1,516,370
City of Charlotte Water & Sewer System, Series
2015, RB, 5.00%, 07/01/27 .......... 1,500 1,527,384
City of Greensboro
Series 2018B , GO , 5.00% , 10/01/24 ..... 560 560,726
Series 2018B , GO , 5.00% , 10/01/28 ..... 2,360 2,593,843
City of Raleigh
Series 2020A , RB , 5.00% , 06/01/25 ..... 125 127,173
Series 2016A , GO , 5.00% , 09/01/25 ..... 270 276,625
Series 2016A , GO , 5.00% , 09/01/26 ..... 3,095 3,246,694
City of Winston-Salem Water & Sewer System,
Series 2020A, RB, 5.00%, 06/01/26 ..... 5,045 5,259,552
County of Forsyth, Series 2021B, GO,
4.00%, 03/01/26 ................. 130 132,696
County of Guilford
Series 2017 , GO , 5.00% , 03/01/25 ...... 5,030 5,084,649
Series 2017B , GO , 5.00% , 05/01/26 ..... 70 72,832
Series 2017 , GO , 5.00% , 03/01/27 ...... 1,000 1,061,082
Series 2017B , GO , 5.00% , 05/01/27 ..... 1,500 1,597,716
Series 2024 , GO , 5.00% , 03/01/28 ...... 5,000 5,425,770
County of Johnston, Series 2015, GO,
4.00%, 02/01/26 ................. 20 20,390
County of Mecklenburg
Series 2013A , GO , 5.00% , 12/01/24 ..... 835 839,200
Series 2017A , GO , 5.00% , 04/01/25 ..... 40 40,521
Series 2019 , GO , 5.00% , 03/01/26 ...... 1,150 1,192,321
Series 2016B , GO , 5.00% , 12/01/26 ..... 1,780 1,878,138
Series 2017A , GO , 5.00% , 04/01/27 ..... 55 58,485
Series 2015A , GO , 5.00% , 04/01/28 ..... 5,000 5,059,826
County of Wake
Series 2010C , GO , 5.00% , 03/01/25 ..... 2,915 2,947,677
Series 2018A , GO , 5.00% , 03/01/25 ..... 360 363,787
Series 2016A , GO , 5.00% , 03/01/26 ..... 80 82,992
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,675 1,735,890
Series 2021 , GO , 5.00% , 04/01/26 ...... 5,845 6,073,139
Series 2022A , GO , 5.00% , 02/01/27 ..... 10,725 11,360,529
Series 2019A , GO , 5.00% , 03/01/27 ..... 2,625 2,785,996
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,245 1,323,893
Series 2023A , GO , 5.00% , 05/01/27 ..... 10,615 11,309,328
Series 2023A , GO , 5.00% , 05/01/28 ..... 2,515 2,738,873
North Carolina Capital Facilities Finance Agency
Series 2015B , RB , 5.00% , 10/01/41 ..... 1,580 1,621,976
Series 2015B , RB , 5.00% , 10/01/55 ..... 15,200 15,603,824

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
North Carolina Municipal Power Agency No. 1
Series A , RB , 5.00% , 01/01/26 ......... USD 625 $ 644,396
Series A , RB , 5.00% , 01/01/27 ......... 1,845 1,895,603
North Carolina Turnpike Authority
Series 2017 , RB , 5.00% , 01/01/25 ...... 1,000 1,005,798
Series 2017 , RB , 5.00% , 01/01/28 ( AGM ) . 1,500 1,574,014
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/25 ...... 3,380 3,417,259
Series 2021 , RB , 5.00% , 03/01/25 ...... 1,500 1,516,535
Series 2014C , RB , 5.00% , 05/01/25 ..... 5,000 5,008,430
Series 2020B , RB , 5.00% , 05/01/25 ..... 10,085 10,236,250
Series 2017B , RB , 5.00% , 05/01/25 ..... 520 527,799
Series 2019B , GO , 5.00% , 06/01/25 ..... 310 315,418
Series 2013B , GO , 5.00% , 06/01/25 ..... 1,350 1,373,594
Series 2016A , GO , 5.00% , 06/01/25 ..... 1,320 1,343,070
Series 2014B , RB , 5.00% , 06/01/25 ..... 3,535 3,595,466
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,645 1,705,591
Series 2019 , RB , 5.00% , 03/01/26 ...... 170 176,262
Series 2017B , RB , 5.00% , 05/01/26 ..... 270 280,978
Series 2022A , RB , 5.00% , 05/01/26 ..... 70 72,846
Series 2019A , RB , 5.00% , 05/01/26 ..... 435 452,687
Series 2014C , RB , 5.00% , 05/01/26 ..... 535 535,859
Series 2018A , GO , 5.00% , 06/01/26 ..... 12,770 13,326,948
Series 2014C , RB , 5.00% , 05/01/27 ..... 120 120,157
Series 2019A , RB , 5.00% , 05/01/27 ..... 210 223,512
Series 2017B , RB , 5.00% , 05/01/27 ..... 875 931,302
Series 2019B , GO , 5.00% , 06/01/27 ..... 9,760 10,419,599
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,235 2,386,046
Series 2017B , RB , 5.00% , 05/01/28 ..... 3,830 4,061,430
Series 2022A , RB , 5.00% , 05/01/28 ..... 2,650 2,882,979
Series 2020A , GO , 5.00% , 06/01/28 ..... 10,335 11,280,482
Series 2016B , GO , 5.00% , 06/01/28 ..... 8,565 8,887,984
Series 2020B , RB , 5.00% , 05/01/29 ..... 3,445 3,820,905
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 4,590 4,814,967
University of North Carolina at Charlotte (The),
Series 2015, RB, 5.00%, 04/01/28 ...... 1,375 1,392,887
198,121,425
North Dakota — 0.2%
North Dakota Public Finance Authority
Series 2024A , RB , 5.00% , 10/01/28 ..... 10,785 11,819,874
Series 2024A , RB , 5.00% , 10/01/29 ..... 6,315 7,057,420
18,877,294
Ohio — 2.3%
American Municipal Power, Inc., Series 2019B,
RB, 5.00%, 02/15/25 .............. 2,315 2,337,425
Cincinnati City School District, Series 2014,
COP, 5.00%, 12/15/29 ............. 1,550 1,558,018
City of Columbus
Series 2017A , GO , 4.00% , 04/01/25 ..... 265 266,899
Series 2019A , GO , 5.00% , 04/01/25 ..... 10 10,129
Series 2022A , GO , 5.00% , 04/01/25 ..... 4,750 4,811,060
Series 2021A , GO , 5.00% , 04/01/25 ..... 3,015 3,053,757
Series 2016-1 , GO , 5.00% , 07/01/25 ..... 820 835,819
Series 2018A , GO , 5.00% , 04/01/26 ..... 3,070 3,187,889
Series 2019A , GO , 5.00% , 04/01/26 ..... 930 965,712
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,570 1,640,038
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 5,195 5,507,034
Series 2017-1 , GO , 4.00% , 04/01/27 ..... 155 160,750
Series 2018A , GO , 5.00% , 04/01/27 ..... 395 419,962
Series 2021A , GO , 5.00% , 04/01/27 ..... 425 451,858
Series 2022A , GO , 5.00% , 04/01/27 ..... 3,000 3,189,586
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 815 849,255
Series 2022B , GO , 5.00% , 04/01/28 ..... 1,680 1,824,687
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2023A , GO , 5.00% , 08/15/28 ..... USD 7,040 $ 7,706,592
Series 2024-1 , GO , 5.00% , 02/15/29 ..... 6,765 7,481,853
County of Cuyahoga
Series 2020D , RB , 5.00% , 12/01/25 ..... 5,000 5,135,174
Series 2014 , RB , 5.00% , 12/01/32 ...... 3,390 3,406,688
County of Hamilton Sewer System, Series
2020A, RB, 5.00%, 12/01/25 ......... 1,295 1,332,743
Northeast Ohio Regional Sewer District
Series 2014 , RB , 5.00% , 11/15/31 ...... 1,200 1,204,619
Series 2014 , RB , 5.00% , 11/15/32 ...... 2,640 2,650,161
Series 2014 , RB , 5.00% , 11/15/39 ...... 2,240 2,248,622
Series 2014 , RB , 4.00% , 11/15/49 ...... 4,525 4,533,503
Series 2014 , RB , 5.00% , 11/15/49 ...... 1,655 1,661,370
Ohio State University (The)
Series 2021A , RB , 5.00% , 12/01/25 ..... 1,700 1,753,381
Series 2021A , RB , 5.00% , 12/01/26 ..... 905 955,400
Series 2023D2 , RB , VRDN 3.45% , 09/04/24
(a)
4,150 4,150,000
Series 2023D-1 , RB , VRDN
2.88% , 09/04/24
(a)
............... 6,105 6,105,000
Ohio Turnpike & Infrastructure Commission,
Series 2022A, RB, 5.00%, 02/15/29 ..... 1,460 1,606,401
Ohio Water Development Authority
Series 2016B , RB , 5.00% , 12/01/24 ..... 1,020 1,024,808
Series 2019 , RB , 5.00% , 06/01/25 ...... 1,500 1,526,663
Series 2019A , RB , 5.00% , 06/01/25 ..... 1,650 1,679,329
Series 2016 , RB , 5.00% , 06/01/26 ...... 1,970 2,053,855
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 157,574
Series 2018 , RB , 5.00% , 06/01/28 ...... 21,555 23,255,366
Series 2023A , RB , 5.00% , 12/01/28 ..... 2,000 2,200,957
Series 2019 , RB , 5.00% , 12/01/29 ...... 390 433,688
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 12/01/24 ..... 1,690 1,697,967
Series 2015A , RB , 5.00% , 12/01/25 ..... 2,605 2,683,588
Series 2020B , RB , 5.00% , 06/01/27 ..... 165 175,874
Series 2020A , RB , 5.00% , 06/01/29 ..... 1,090 1,211,599
Princeton City School District
Series 2014 , GO , 4.00% , 12/01/31 ...... 3,255 3,262,063
Series 2014 , GO , 4.00% , 12/01/32 ...... 3,000 3,006,510
Series 2014 , GO , 4.00% , 12/01/33 ...... 4,125 4,133,951
Series 2014 , GO , 4.00% , 12/01/34 ...... 2,100 2,104,557
State of Ohio
Series 2015A , GO , 5.00% , 09/01/24 ..... 105 105,000
Series 2013A , GO , 5.00% , 09/15/24 ..... 340 340,217
Series 2020B , GO , 5.00% , 09/15/24 ..... 1,080 1,080,691
Series 2016A , GO , 5.00% , 12/15/24 ..... 6,705 6,744,106
Series U , GO , 5.00% , 05/01/25 ........ 2,665 2,705,673
Series 2021A , GO , 5.00% , 05/01/25 ..... 1,420 1,441,672
Series 2022A , GO , 4.00% , 06/15/25 ..... 3,375 3,411,419
Series 2017C , GO , 5.00% , 08/01/25 ..... 3,250 3,321,865
Series 2020B , GO , 5.00% , 08/01/25 ..... 7,470 7,635,160
Series 2015A , GO , 5.00% , 09/15/25 ..... 585 599,933
Series 2020B , GO , 5.00% , 09/15/25 ..... 3,370 3,456,025
Series 2017B , GO , 5.00% , 09/15/25 ..... 6,030 6,183,925
Series 2024-1 , RB , 5.00% , 12/15/25 ..... 3,250 3,348,666
Series 2018-1 , RB , 5.00% , 12/15/25 ..... 145 149,402
Series 2020C , GO , 5.00% , 03/01/26 ..... 45 46,671
Series 2021C , GO , 5.00% , 03/15/26 ..... 3,200 3,321,953
Series 2018A , RB , 5.00% , 04/01/26 ..... 225 233,435
Series 2019A , GO , 5.00% , 05/01/26 ..... 6,215 6,471,837
Series 2017A , GO , 5.00% , 05/01/26 ..... 8,755 8,887,143
Series U , GO , 5.00% , 05/01/26 ........ 9,260 9,642,672
Series 2022A , GO , 4.00% , 06/15/26 ..... 2,800 2,875,858
Series 2021A , GO , 5.00% , 06/15/26 ..... 280 292,441
Series 2017C , GO , 5.00% , 08/01/26 ..... 235 246,211

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2015A , GO , 5.00% , 08/01/26 ..... USD 5,685 $ 5,953,427
Series 2017B , GO , 5.00% , 09/15/26 ..... 680 714,560
Series 2015C , GO , 5.00% , 11/01/26 ..... 5,000 5,077,781
Series 2021-1A , RB , 5.00% , 12/15/26 .... 75 79,061
Series 2024-1 , RB , 5.00% , 12/15/26 ..... 2,500 2,635,355
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,870 1,983,034
Series 2017A , GO , 5.00% , 05/01/27 ..... 9,815 9,963,142
Series U , GO , 5.00% , 05/01/27 ........ 255 271,439
Series 2019A , GO , 5.00% , 06/15/27 ..... 405 432,311
Series 2017C , GO , 5.00% , 08/01/27 ..... 35 37,469
Series 2024-1 , RB , 5.00% , 12/15/27 ..... 1,500 1,616,007
Series 2022A , GO , 5.00% , 03/01/28 ..... 1,155 1,252,334
Series 2022B , GO , 5.00% , 03/01/28 ..... 1,000 1,084,272
Series 2021A , RB , 5.00% , 10/01/28 ..... 1,100 1,203,387
Series 2024-1 , RB , 5.00% , 12/15/28 ..... 1,250 1,374,099
Series 2024-1 , RB , 5.00% , 12/15/29 ..... 1,500 1,678,789
Series 2018A , GO , 5.00% , 02/01/38 ..... 8,020 8,297,861
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 4,125 4,452,713
254,258,750
Oklahoma — 0.3%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 4,900 5,130,436
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. 295 308,689
Oklahoma Capitol Improvement Authority
Series 2020A , RB , 5.00% , 07/01/25 ..... 2,465 2,510,764
Series 2016 , RB , 5.00% , 07/01/28 ...... 2,890 3,010,273
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/29 ................. 3,000 3,295,857
Oklahoma Municipal Power Authority, Series
2021A, RB, 5.00%, 01/01/26 (AGM) ..... 6,000 6,179,044
Oklahoma Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/26 ..... 810 836,105
Series 2017D , RB , 5.00% , 01/01/28 ..... 5,060 5,440,530
Oklahoma Water Resources Board
Series 2016 , RB , 5.00% , 04/01/25 ( OK
CERF ) ....................... 140 141,818
Series 2021 , RB , 5.00% , 04/01/26 ( OK
CERF ) ....................... 575 597,282
27,450,798
Oregon — 1.5%
City of Portland, Series 2021A, GO,
5.00%, 06/01/26 ................. 2,665 2,779,518
City of Portland Sewer System, Series 2015A,
RB, 5.00%, 06/01/26 .............. 5,350 5,440,425
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/26 ..... 600 624,528
Series 2024A , RB , 5.00% , 05/01/28 ..... 2,500 2,718,251
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,950 2,163,969
Clackamas & Washington Counties
School District No. 3, Series 2015, GO,
5.00%, 06/15/29 (GTD) ............. 1,550 1,578,064
Multnomah County School District No. 1
Portland, Series 2023, GO, 5.00%, 06/15/28
(GTD) ....................... 15,090 16,446,977
Multnomah County School District No. 7
Reynolds, Series B, GO, 0.00%, 06/15/36
(GTD)
(b)
...................... 8,500 5,123,657
Oregon State Lottery
Series 2015A , RB , 5.00% , 04/01/26 ( MO ) . 1,575 1,595,647
Series 2015D , RB , 5.00% , 04/01/26 ( MO ) . 5,595 5,668,345
Security
Par (000)
Par (000) Value
Oregon (continued)
Portland Community College District
Series 2018 , GO , 5.00% , 06/15/25 ...... USD 1,615 $ 1,643,760
Series 2018 , GO , 5.00% , 06/15/27 ...... 175 182,519
State of Oregon
Series F , GO , 5.00% , 05/01/25 ......... 845 857,617
Series 2021A , GO , 5.00% , 05/01/25 ..... 1,500 1,522,397
Series 2015A , GO , 5.00% , 08/01/25 ..... 25 25,541
Series 2023A , GO , 5.00% , 05/01/26 ..... 600 624,296
Series F , GO , 5.00% , 05/01/26 ......... 3,025 3,147,494
Series 2019N , GO , 5.00% , 05/01/26 ..... 2,785 2,897,776
Series 2021A , GO , 5.00% , 05/01/26 ..... 525 546,259
Series 2019A , GO , 5.00% , 05/01/26 ..... 145 150,872
Series 2017A , GO , 5.00% , 05/01/27 ..... 25 26,595
Series 2021A , GO , 5.00% , 05/01/27 ..... 6,140 6,531,633
Series 2015H , GO , 5.00% , 05/01/27 ..... 4,395 4,460,609
Series 2015F , GO , 5.00% , 05/01/27 ..... 2,745 2,785,978
Series 2021E , GO , 5.00% , 06/01/27 ..... 3,080 3,282,614
Series 2021A , GO , 5.00% , 05/01/28 ..... 4,565 4,962,825
Series 2023A , GO , 5.00% , 05/01/28 ..... 4,710 5,120,461
Series F , GO , 5.00% , 05/01/28 ......... 4,580 4,758,357
Series 2021E , GO , 5.00% , 06/01/28 ..... 3,630 3,953,216
Series 2015O , GO , 5.00% , 08/01/40 ..... 7,005 7,153,166
State of Oregon Department of Transportation
Series A , RB , 5.00% , 11/15/24 ......... 1,065 1,069,181
Series 2015A , RB , 5.00% , 11/15/25 ..... 835 838,716
Series A , RB , 5.00% , 11/15/25 ......... 690 709,732
Series A , RB , 5.00% , 11/15/26 ......... 1,080 1,138,206
Series 2024A , RB , 5.00% , 11/15/28 ..... 4,940 5,431,466
Series B , RB , 5.00% , 11/15/28 ......... 6,385 6,780,730
Series 2024 , RB , 5.00% , 05/15/29 ...... 750 831,881
Series 2015A , RB , 5.00% , 11/15/29 ..... 1,705 1,711,701
Series B , RB , 5.00% , 11/15/29 ......... 3,800 4,032,452
Series 2015A , RB , 5.00% , 11/15/30 ..... 2,340 2,349,196
Series 2015A , RB , 5.00% , 11/15/31 ..... 2,500 2,509,825
126,176,452
Pennsylvania — 2.8%
City of Philadelphia
Series 2019A , GO , 5.00% , 08/01/25 ..... 2,165 2,208,889
Series 2019B , GO , 5.00% , 02/01/28 ..... 2,000 2,146,530
Series 2015B , RB , 5.00% , 07/01/28 ..... 2,640 2,682,674
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 09/15/24 ...... 2,855 2,856,611
Series 2016-2 , GO , 5.00% , 01/15/25 ..... 3,545 3,573,827
Series 2016 , GO , 5.00% , 02/01/25 ( AGM ) . 1,120 1,130,302
Series 2020-1 , GO , 5.00% , 05/01/25 ..... 5,000 5,077,963
Series 2016 , GO , 5.00% , 09/15/25 ...... 3,645 3,739,175
Series 2017 , GO , 5.00% , 01/01/26 ...... 2,590 2,676,224
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,170 1,211,453
Series 2019 , GO , 5.00% , 07/15/26 ...... 5,000 5,228,148
Series 2016 , GO , 5.00% , 09/15/26 ...... 2,985 3,133,669
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,640 1,730,656
Series 2018-1 , GO , 5.00% , 03/01/27 ..... 26,080 27,626,095
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 200 212,645
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 14,800 15,881,816
Series 2018-1 , GO , 5.00% , 03/01/28 ..... 25,220 27,304,100
Series 2017 , GO , 4.00% , 01/01/29 ...... 7,950 8,109,431
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 5,000 5,028,633
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 11,390 12,697,768
County of Montgomery
Series 2022 , GO , 5.00% , 07/01/25 ...... 3,190 3,247,057
Series 2022 , GO , 5.00% , 07/01/26 ...... 2,260 2,360,407
Delaware River Port Authority
Series 2018B , RB , 5.00% , 01/01/25 ..... 700 704,558
Series 2018B , RB , 5.00% , 01/01/26 ..... 1,085 1,118,496

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/26 .. USD 1,675 $ 1,716,184
Pennsylvania State University (The), Series
2020E, RB, 5.00%, 03/01/25 ......... 770 778,218
Pennsylvania Turnpike Commission
Series 2019 , RB , 5.00% , 12/01/24 ...... 500 502,345
Series 1 , RB , 5.00% , 06/01/25 ......... 1,005 1,020,771
Series 2016B , RB , 5.00% , 06/01/25 ..... 3,000 3,047,522
Series 2019 , RB , 5.00% , 12/01/25 ...... 245 252,239
Series A-2 , RB , 5.00% , 12/01/25 ....... 1,300 1,338,410
Series 2019A , RB , 5.00% , 12/01/26 ..... 750 788,959
Series A-2 , RB , 5.00% , 12/01/26 ....... 935 984,406
Series 2016B , RB , 5.00% , 06/01/27 ..... 19,700 20,412,539
Series 2016-2B , RB , 5.00% , 06/01/29 .... 7,925 8,210,986
Series 2019-2 , RB , VRDN ( TD Bank NA
LOC ), 2.98% , 09/05/24
(a)
........... 15,730 15,730,000
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 2.98% , 09/05/24
(a)
........... 37,500 37,500,001
Township of Lower Merion, Series 2020A, GO,
5.00%, 01/15/25 ................. 1,380 1,389,332
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. 13,690 13,975,042
Washington County Authority, Series 2004, RB,
VRDN, 2.80%, 09/05/24
(a)
........... 11,435 11,435,000
260,769,081
Rhode Island — 0.2%
Rhode Island Commerce Corp., Series 2020A,
RB, 5.00%, 05/15/28 .............. 3,200 3,450,064
Rhode Island Health & Educational Building
Corp., Series 2005A, RB, VRDN (TD Bank NA
SBPA), 2.90%, 09/05/24
(a)
........... 9,835 9,835,000
13,285,064
South Carolina — 0.4%
Beaufort County School District, Series 2021A,
GO, 5.00%, 03/01/28 (SCSDE) ........ 4,155 4,501,559
Charleston Educational Excellence Finance
Corp., Series 2023, RB, 5.00%, 12/01/28 .. 1,545 1,693,433
City of Charleston Waterworks & Sewer System
Series 2015 , RB , 5.00% , 01/01/31 ...... 1,120 1,127,281
Series 2015 , RB , 5.00% , 01/01/32 ...... 2,000 2,013,002
Series 2015 , RB , 5.00% , 01/01/33 ...... 4,160 4,187,044
Series 2015 , RB , 5.00% , 01/01/34 ...... 2,510 2,526,318
City of Columbia Waterworks & Sewer System,
Series 2016B, RB, 5.00%, 02/01/27 ..... 70 74,097
County of Charleston, Series 2021A, GO,
5.00%, 11/01/26 ................. 3,000 3,159,905
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 290 307,786
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,739,129
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/24 ..... 1,000 1,003,626
Series 2021A , RB , 5.00% , 12/01/26 ..... 625 654,986
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/24 ..... 2,425 2,428,666
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,645 1,688,269
Series 2021B , RB , 5.00% , 10/01/25 ..... 6,480 6,650,445
Series 2021B , RB , 5.00% , 10/01/26 ..... 8,620 9,056,238
43,811,784
Security
Par (000)
Par (000) Value
Tennessee — 0.9%
City of Memphis, Series 2018, GO,
5.00%, 06/01/25 ................. USD 6,260 $ 6,361,750
City of Memphis Electric System
Series 2024 , RB , 5.00% , 12/01/27
(c)
..... 1,330 1,429,414
Series 2024 , RB , 5.00% , 12/01/28
(c)
..... 1,205 1,321,640
Series 2024 , RB , 5.00% , 12/01/29
(c)
..... 1,205 1,346,199
Series 2014 , RB , 5.00% , 12/01/34 ...... 1,000 1,004,454
County of Hamilton
Series 2021 , GO , 5.00% , 12/01/24 ...... 2,435 2,448,077
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,960 7,183,898
Series 2024A , GO , 5.00% , 08/01/27
(c)
.... 3,000 3,205,184
Series 2024A , GO , 5.00% , 08/01/28
(c)
.... 3,000 3,273,448
County of Montgomery
Series 2017 , GO , 5.00% , 04/01/25 ...... 160 162,055
Series 2017 , GO , 5.00% , 04/01/27 ...... 215 228,341
Series 2021A , GO , 5.00% , 06/01/27 ..... 2,275 2,425,282
County of Shelby
Series 2015A , GO , 5.00% , 04/01/25 ..... 1,020 1,033,393
Series 2016A , GO , 5.00% , 04/01/25 ..... 565 572,419
Series 2019A , GO , 5.00% , 04/01/25 ..... 4,500 4,559,088
County of Williamson, Series 2021B, GO,
5.00%, 05/01/27 ................. 2,765 2,945,859
Metropolitan Government of Nashville &
Davidson County
Series 2020B , RB , 5.00% , 07/01/25 ..... 940 957,884
Series 2022A , GO , 4.00% , 01/01/26 ..... 7,725 7,874,324
Series 2021C , GO , 5.00% , 01/01/26 ..... 5,000 5,161,511
Series 2016 , GO , 5.00% , 01/01/26 ...... 520 536,797
Series 2018 , GO , 5.00% , 07/01/26 ...... 645 673,276
Series 2020B , RB , 5.00% , 07/01/26 ..... 1,575 1,643,759
Series 2021C , GO , 5.00% , 01/01/27 ..... 2,210 2,333,248
Series 2018 , GO , 5.00% , 07/01/27 ...... 2,075 2,215,670
Series 2024B , RB , 5.00% , 05/15/29 ..... 1,390 1,540,830
State of Tennessee
Series 2018A , GO , 5.00% , 02/01/25 ..... 1,000 1,008,951
Series A , GO , 5.00% , 08/01/25 ........ 120 122,632
Series B , GO , 5.00% , 08/01/25 ........ 1,705 1,742,391
Series 2019A , GO , 5.00% , 09/01/25 ..... 25 25,609
Series A , GO , 5.00% , 08/01/26 ........ 30 31,420
Series B , GO , 5.00% , 08/01/26 ........ 740 775,018
Series 2019A , GO , 5.00% , 09/01/26 ..... 2,420 2,538,234
Series 2021A , GO , 5.00% , 11/01/26 ..... 2,615 2,753,502
Series A , GO , 5.00% , 08/01/27 ........ 2,980 3,110,025
Series B , GO , 5.00% , 08/01/27 ........ 3,060 3,193,516
Series 2021A , GO , 5.00% , 11/01/27 ..... 3,080 3,318,420
Series A , GO , 5.00% , 08/01/28 ........ 2,230 2,276,153
Series A , GO , 5.00% , 08/01/29 ........ 3,000 3,062,090
Series A , GO , 5.00% , 08/01/30 ........ 1,365 1,393,251
Series A , GO , 5.00% , 08/01/31 ........ 3,010 3,072,296
Tennessee State School Bond Authority
Series 2022A , RB , 5.00% , 11/01/24 ( ST
INTERCEPT ) .................. 3,440 3,450,840
Series 2022A , RB , 5.00% , 11/01/25 ( ST
INTERCEPT ) .................. 3,845 3,952,185
Series 2022A , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 6,255 6,711,662
Series A , RB , 5.00% , 11/01/27 ( HERBIP ) .. 100 107,301
Series 2015B , RB , 5.00% , 11/01/29 ( ST
INTERCEPT ) .................. 5,500 5,651,124
110,734,420
Texas — 8.7%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/27 ...... 3,110 3,291,135
Series 2022 , GO , 5.00% , 02/15/29 ...... 3,140 3,461,001

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/25 (PSF) ..... USD 2,425 $ 2,448,440
Allen Independent School District, Series 2016,
GO, 5.00%, 02/15/25 (PSF) .......... 1,170 1,181,467
Arlington Independent School District, Series
2020, GO, 5.00%, 02/15/27 (PSF) ...... 685 724,841
Austin Independent School District
Series 2020 , GO , 5.00% , 08/01/25 ( PSF ) .. 25 25,531
Series 2021 , GO , 5.00% , 08/01/25 ( PSF ) .. 1,510 1,542,058
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 35 36,605
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 815 852,371
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 115 120,273
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 80 85,438
Series 2023 , GO , 5.00% , 08/01/27 ...... 1,350 1,444,637
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 1,075 1,172,158
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 6,900 7,523,616
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/25 ..... 675 690,368
Series 2016J , RB , 5.00% , 08/15/25 ..... 385 393,765
Series 2017C , RB , 5.00% , 08/15/25 ..... 3,230 3,303,537
Series 2014B , RB , 5.00% , 08/15/26 ..... 1,885 1,973,098
Series 2016B , RB , 5.00% , 08/15/26 ..... 5,055 5,289,284
Series 2016D , RB , 5.00% , 08/15/26 ..... 675 706,021
Series 2016E , RB , 5.00% , 08/15/26 ..... 945 989,166
Series 2016J , RB , 5.00% , 08/15/26 ..... 4,370 4,574,239
Series 2017C , RB , 5.00% , 08/15/26 ..... 4,990 5,223,215
Series 2016E , RB , 5.00% , 08/15/27 ..... 135 144,338
Series 2016J , RB , 5.00% , 08/15/27 ..... 155 162,550
Series 2021A , RB , 5.00% , 08/15/27 ..... 100 106,917
Series 2020C , RB , 5.00% , 08/15/28 ..... 245 267,535
Series 2021A , RB , 5.00% , 08/15/28 ..... 5,060 5,525,409
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/28
(PSF) ....................... 15,135 16,348,341
Central Texas Regional Mobility Authority
Series A , RB , 5.00% , 01/01/40 ......... 5,330 5,428,271
Series A , RB , 5.00% , 01/01/45 ......... 13,095 13,336,436
City of Austin
Series 2015 , GO , 5.00% , 09/01/24 ...... 8,750 8,750,000
Series 2020 , GO , 5.00% , 09/01/25 ...... 530 542,755
Series 2015 , GO , 5.00% , 09/01/26 ...... 2,300 2,348,575
Series 2020A , RB , 5.00% , 11/15/26 ..... 3,310 3,484,510
City of Austin Water & Wastewater System
Series 2021 , RB , 5.00% , 11/15/26 ...... 2,045 2,152,817
Series 2020C , RB , 5.00% , 11/15/28 ..... 1,870 2,051,096
Series 2017 , RB , 5.00% , 11/15/28 ...... 1,835 1,956,561
City of Dallas, Series 2023A, GO,
5.00%, 02/15/28 ................. 4,515 4,869,694
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/25 ..... 15,120 15,513,338
Series 2015A , RB , 5.00% , 10/01/27 ..... 2,000 2,046,125
Series 2016A , RB , 5.00% , 10/01/29 ..... 2,000 2,086,512
City of Denton, Series 2023, GO,
5.00%, 02/15/25 ................. 1,005 1,014,895
City of Fort Worth Water & Sewer System
Series 2020A , RB , 5.00% , 02/15/26 ..... 360 372,716
Series 2020A , RB , 5.00% , 02/15/28 ..... 1,760 1,900,140
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/30 (BAM)
(c)
......... 1,500 1,654,731
City of Houston, Series 2016A, GO,
5.00%, 03/01/28 ................. 19,700 20,357,568
City of Houston Airport System, Series 2018D,
RB, 5.00%, 07/01/25 .............. 875 889,864
Security
Par (000)
Par (000) Value
Texas (continued)
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/24 ..... USD 1,095 $ 1,099,394
Series 2014C , RB , 5.00% , 05/15/25 ..... 5,315 5,322,775
Series 2024A , RB , 5.00% , 11/15/27 ..... 4,000 4,294,841
Series 1998A , RB , 0.00% , 12/01/27 ( AGM )
(b)
2,000 1,814,748
Series 2012A , RB , VRDN ( TD Bank NA
SBPA ), 2.90% , 09/05/24
(a)
.......... 7,330 7,330,000
City of San Antonio
Series 2024 , GO , 5.00% , 02/01/27
(c)
..... 2,000 2,109,358
Series 2019 , GO , 5.00% , 08/01/27 ...... 125 133,400
Series 2024 , GO , 5.00% , 02/01/29
(c)
..... 1,100 1,206,697
City of San Antonio Electric & Gas Systems
Series 2016 , RB , 5.00% , 02/01/25 ...... 1,405 1,417,710
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,855 3,075,000
Series 2024D , RB , 5.00% , 02/01/29
(c)
.... 1,430 1,571,252
Series 2024D , RB , 5.00% , 02/01/30
(c)
.... 1,000 1,114,962
Series 2015A , RB , VRDN 1.75% , 12/01/24
(a)
215 213,775
Clear Creek Independent School District, Series
2018, GO, 5.00%, 02/15/25 (PSF) ...... 980 989,296
Conroe Independent School District
Series 2022A , GO , 5.00% , 02/15/25 ( PSF ) 2,165 2,187,681
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) .. 3,570 3,698,174
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 5,975 6,319,596
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 9,795 10,573,513
Coppell Independent School District, Series
2019, GO, 5.00%, 08/15/25 (PSF) ...... 5,995 6,126,044
County of Collin, Series 2021, GO,
5.00%, 02/15/26 ................. 2,225 2,301,982
County of Dallas, Series 2016, GO,
5.00%, 08/15/25 ................. 3,325 3,397,996
County of Harris
Series 2022A , GO , 5.00% , 10/01/24 ..... 8,280 8,291,749
Series 2021 , RB , 5.00% , 08/15/25 ...... 1,000 1,021,574
Series 2022A , RB , 5.00% , 08/15/25 ..... 2,760 2,819,546
Series 2015A , GO , 5.00% , 10/01/25 ..... 2,320 2,376,857
Series 2015B , RB , 5.00% , 08/15/26 ..... 2,330 2,379,430
Series 2022A , RB , 5.00% , 08/15/29 ..... 2,095 2,328,595
Series 2024A , GO , 5.00% , 09/15/29 ..... 1,000 1,114,048
County of Williamson
Series 2021 , GO , 4.00% , 02/15/26 ...... 10,000 10,211,726
Series 2020 , GO , 5.00% , 02/15/26 ...... 1,505 1,558,161
Series 2021 , GO , 4.00% , 02/15/27 ...... 5,000 5,153,926
Series 2021 , GO , 4.00% , 02/15/28 ...... 10,000 10,417,377
Series 2024 , GO , 5.00% , 02/15/29 ...... 5,000 5,515,578
Cypress-Fairbanks Independent School District
Series 2021 , GO , 5.00% , 02/15/25 ( PSF ) .. 2,480 2,505,981
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 5,180 5,364,476
Series 2020A , GO , 5.00% , 02/15/26 ( PSF ) 3,905 4,044,069
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,300 1,342,048
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 300 317,375
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 185 195,715
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 225 238,031
Series 2015 , GO , 5.00% , 02/15/29 ( PSF ) .. 4,955 5,001,085
Dallas Area Rapid Transit
Series 2014A , RB , 5.00% , 12/01/24 ..... 350 351,566
Series 2019 , RB , 5.00% , 12/01/25 ...... 1,230 1,266,697
Series 2016A , RB , 5.00% , 12/01/26 ..... 1,340 1,377,834
Series 2019 , RB , 5.00% , 12/01/27 ...... 7,000 7,529,639
Series 2019 , RB , 5.00% , 12/01/28 ...... 445 487,585
Dallas College
Series 2023 , GO , 5.00% , 02/15/27 ...... 3,000 3,165,938
Series 2023 , GO , 5.00% , 02/15/28 ...... 3,020 3,248,972
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/24 ..... 3,895 3,905,809
Series 2020B , RB , 5.00% , 11/01/25 ..... 2,525 2,593,629

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020A , RB , 5.00% , 11/01/26 ..... USD 630 $ 662,098
Series 2021B , RB , 5.00% , 11/01/26 ..... 1,590 1,671,009
Series 2020B , RB , 5.00% , 11/01/28 ..... 1,745 1,908,988
Series 2023B , RB , 5.00% , 11/01/28 ..... 5,915 6,470,866
Series 2024 , RB , 5.00% , 11/01/28
(c)
..... 2,635 2,880,135
Series 2024 , RB , 5.00% , 11/01/29
(c)
..... 2,470 2,745,127
Dallas Independent School District
Series 2015 , GO , 5.00% , 02/15/26 ( PSF ) .. 810 817,963
Series 2021 , GO , 4.00% , 02/15/27 ( PSF ) .. 7,180 7,410,818
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,075 2,242,062
Del Valle Independent School District, Series
2022, GO, 5.00%, 06/15/29 (PSF) ...... 860 952,282
Denton Independent School District
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 750 819,024
Series 2023 , GO , 5.00% , 08/15/29 ( PSF ) .. 3,000 3,341,263
Fort Bend Independent School District
Series 2019C , GO , 5.00% , 08/15/25 ( PSF ) 375 383,233
Series 2020 , GO , 5.00% , 08/15/25 ( PSF ) .. 550 562,075
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 2,900 3,119,093
Series 2024A , GO , 5.00% , 08/15/29 ( PSF ) 2,550 2,835,055
Fort Worth Independent School District
Series 2015 , GO , 5.00% , 02/15/25 ( PSF ) .. 1,045 1,054,772
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,160 1,276,885
Garland Independent School District, Series
2023A, GO, 5.00%, 02/15/29 (PSF) ..... 925 1,018,206
Grand Parkway Transportation Corp., Series
2023, RB, VRDN, 5.00%, 04/01/28
(a)
..... 2,800 2,988,639
Houston Independent School District, Series
2017, GO, 5.00%, 02/15/25 (PSF) ...... 1,675 1,691,191
Irving Independent School District, Series
2015A, GO, 5.00%, 02/15/25 (PSF) ..... 2,000 2,019,152
Katy Independent School District
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 2,000 2,114,369
Series D , GO , 5.00% , 02/15/28 ( PSF ) .... 5,080 5,353,204
Keller Independent School District, Series 2015,
GO, 5.00%, 08/15/31 (PSF) .......... 1,040 1,049,570
Leander Independent School District, Series
2022, GO, 5.00%, 08/15/25 (PSF) ...... 1,200 1,226,458
Lewisville Independent School District
Series 2016A , GO , 5.00% , 08/15/25 ( PSF ) 3,145 3,214,939
Series 2016B , GO , 5.00% , 08/15/25 ..... 7,680 7,840,600
Series 2016B , GO , 5.00% , 08/15/26 ..... 115 117,157
Series 2020 , GO , 5.00% , 08/15/26 ( PSF ) .. 2,640 2,763,091
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 430 460,383
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/28 ...... 5,110 5,535,546
Series 2019A , RB , 5.00% , 05/15/28 ..... 1,335 1,446,175
Series 2020 , RB , 5.00% , 05/15/28 ...... 1,800 1,949,899
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,180 1,278,267
Series 2022 , RB , 5.00% , 05/15/28 ...... 1,875 2,031,145
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 1,845 2,034,962
Series 2024A , RB , 5.00% , 05/15/29 ( AGC ) 2,000 2,205,921
Metropolitan Transit Authority of Harris County
Sales & Use Tax, RB, 5.00%, 11/01/28 ... 2,000 2,184,561
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/29 (PSF) ...... 3,185 3,510,157
North East Independent School District
Series 2007 , GO , 5.25% , 02/01/25 ( PSF ) .. 5,000 5,047,620
Series 2015 , GO , 5.00% , 08/01/25 ( PSF ) .. 2,635 2,688,546
North Texas Municipal Water District Water
System, Series 2021A, RB, 4.00%, 09/01/24 17,200 17,200,000
North Texas Tollway Authority
Series 2016A , RB , 5.00% , 01/01/25 ..... 525 526,770
Series 2019A , RB , 5.00% , 01/01/25 ..... 2,070 2,083,653
Series A , RB , 5.00% , 01/01/25 ......... 5,040 5,056,990
Security
Par (000)
Par (000) Value
Texas (continued)
Series B , RB , 5.00% , 01/01/25 ......... USD 5 $ 5,007
Series 2015B , RB , 5.00% , 01/01/26 ..... 260 261,688
Series 2019B , RB , 5.00% , 01/01/26 ..... 2,410 2,485,212
Series B , RB , 5.00% , 01/01/26 ......... 50 50,064
Series 2021B , RB , 5.00% , 01/01/27 ..... 2,465 2,591,747
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(b)
10,000 9,030,410
Series 2019B , RB , 5.00% , 01/01/28 ..... 4,405 4,720,424
Series 2022B , RB , 5.00% , 01/01/28 ..... 2,860 3,064,793
Series 2016A , RB , 5.00% , 01/01/29 ..... 1,265 1,300,093
Series I , RB , 6.50% , 01/01/43 ......... 13,000 13,141,882
Permanent University Fund - Texas A&M
University System
Series 2023 , RB , 5.00% , 07/01/27 ...... 1,085 1,157,209
Series 2023 , RB , 5.00% , 07/01/28 ...... 3,850 4,193,569
Permanent University Fund - University of Texas
System
Series 2014B , RB , 5.00% , 07/01/25 ..... 2,680 2,684,615
Series 2015B , RB , 5.00% , 07/01/26 ..... 5,000 5,093,517
Series 2016B , RB , 5.00% , 07/01/27 ..... 150 156,177
Series 2022A , RB , 5.00% , 07/01/27 ..... 9,750 10,404,387
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,305 1,422,453
Series 2006B , RB , 5.25% , 07/01/28 ..... 1,600 1,758,510
Plano Independent School District, Series
2016A, GO, 5.00%, 02/15/27 (PSF) ..... 3,540 3,655,012
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 145 155,151
Series 2019A , GO , 5.00% , 08/01/28 ( PSF ) 815 889,930
Series 2016 , GO , 5.00% , 08/01/31 ( PSF ) .. 3,255 3,320,887
Series 2016 , GO , 5.00% , 08/01/32 ( PSF ) .. 3,420 3,489,227
Series 2016 , GO , 5.00% , 08/01/33 ( PSF ) .. 3,590 3,662,668
Series 2016 , GO , 5.00% , 08/01/34 ( PSF ) .. 3,770 3,846,312
Series 2016 , GO , 5.00% , 08/01/35 ( PSF ) .. 3,355 3,422,912
San Antonio Water System
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,100 1,191,605
Series 2018A , RB , 5.00% , 05/15/29 ..... 2,365 2,551,258
Series 2020A , RB , 5.00% , 05/15/29 ..... 2,560 2,822,388
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,955 2,155,378
Series 2022B , RB , 5.00% , 05/15/29 ..... 920 1,014,296
Series 2013F , RB , VRDN 1.00% , 11/01/26
(a)
2,000 1,870,117
Southwest Higher Education Authority, Inc.,
Series 2016A, RB, 5.00%, 10/01/29 ..... 1,470 1,534,805
Spring Branch Independent School District
Series 2019 , GO , 5.00% , 02/01/25 ( PSF ) .. 520 524,361
Series 2020 , GO , 5.00% , 02/01/28 ( PSF ) .. 3,150 3,398,698
Spring Independent School District
Series 2015 , GO , 5.00% , 08/15/28 ( PSF ) .. 6,575 6,702,180
Series 2017A , GO , 5.00% , 08/15/28 ..... 1,940 2,007,274
State of Texas
Series 2014 , GO , 5.00% , 10/01/24 ...... 9,315 9,327,008
Series A , GO , 5.00% , 10/01/24 ........ 760 761,016
Series 2014A , GO , 5.00% , 10/01/24 ..... 265 265,354
Series 2015A , GO , 5.00% , 10/01/24 ..... 90 90,120
Series 2016 , GO , 5.00% , 10/01/24 ...... 720 720,963
Series 2016A , GO , 5.00% , 04/01/25 ..... 1,250 1,266,084
Series 2018A , GO , 5.00% , 08/01/25 ..... 1,430 1,460,709
Series 2016 , GO , 5.00% , 10/01/25 ...... 50 51,294
Series A , GO , 5.00% , 10/01/25 ........ 21,110 21,243,694
Series 2016A , GO , 5.00% , 04/01/26 ..... 4,270 4,432,770
Series 2016 , GO , 5.00% , 04/01/26 ...... 2,885 2,994,974
Series 2015A , GO , 5.00% , 10/01/26 ..... 2,845 2,911,835
Series A , GO , 5.00% , 10/01/26 ........ 2,000 2,098,861
Series 2015A , GO , 5.00% , 10/01/27 ..... 7,045 7,212,014
Series 2014 , GO , 5.00% , 10/01/27 ...... 505 505,611
Series 2024A , GO , 5.00% , 04/01/28 ..... 2,000 2,069,589
Series 2016 , GO , 5.00% , 04/01/29 ...... 14,570 15,070,090

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series A , GO , 5.00% , 10/01/30 ........ USD 19,700 $ 19,727,818
Series 2013B , GO , VRDN ( State Street Bank
& Trust Co. SBPA ), 2.85% , 09/04/24
(a)
.. 4,995 4,995,000
Series A , GO , 5.00% , 10/01/44 ........ 1,415 1,416,998
Tarrant County College District, Series 2022,
GO, 5.00%, 08/15/25 .............. 3,500 3,574,848
Tarrant Regional Water District Water Supply
System
Series 2015 , RB , 5.00% , 03/01/27 ...... 1,390 1,403,206
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,500 1,653,530
Texas A&M University
Series 2016E , RB , 5.00% , 05/15/25 ..... 1,660 1,686,975
Series 2017E , RB , 5.00% , 05/15/25 ..... 4,780 4,857,675
Series 2016C , RB , 5.00% , 05/15/26 ..... 255 265,568
Series 2017E , RB , 5.00% , 05/15/26 ..... 3,160 3,290,957
Series 2017C , RB , 5.00% , 05/15/27 ..... 1,620 1,722,923
Series 2017E , RB , 5.00% , 05/15/27 ..... 5,725 6,088,725
Series 2021A , RB , 5.00% , 05/15/27 ..... 1,460 1,552,758
Series 2024A , RB , 5.00% , 05/15/28 ..... 3,500 3,802,353
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,005 1,113,850
Series 2024A , RB , 5.00% , 05/15/29 ..... 5,000 5,541,540
Texas Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/24 ...... 6,250 6,258,357
Series 2016A , RB , 5.00% , 10/01/24 ..... 5,500 5,507,354
Series 2008 , RB , 5.25% , 04/01/25 ...... 175 177,430
Series 2015 , RB , 5.00% , 10/01/25 ...... 29,190 29,929,488
Series 2016A , RB , 5.00% , 10/01/25 ..... 1,605 1,645,660
Series 2015 , RB , 5.00% , 10/01/26 ...... 8,920 9,366,067
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 2,870 3,028,323
Texas State University System
Series A , RB , 5.00% , 03/15/25 ......... 4,925 4,982,577
Series 2017A , RB , 5.00% , 03/15/26 ..... 565 585,916
Series 2024 , RB , 5.00% , 03/15/28 ...... 5,000 5,409,899
Series 2017A , RB , 5.00% , 03/15/29 ..... 2,750 2,902,077
Series 2024 , RB , 5.00% , 03/15/29 ...... 4,325 4,762,395
Texas Transportation Commission
Series 2024 , GO , 5.00% , 04/01/29 ...... 7,000 7,741,187
Series 2014B , GO , VRDN 0.65% , 04/01/26
(a)
5,000 4,751,008
Texas Water Development Board
Series 2020 , RB , 5.00% , 10/15/24 ...... 2,600 2,606,098
Series 2018B , RB , 5.00% , 04/15/25 ..... 1,060 1,075,052
Series 2018 , RB , 5.00% , 08/01/25 ...... 530 541,671
Series 2022 , RB , 5.00% , 08/01/25 ...... 1,090 1,114,003
Series 2017A , RB , 5.00% , 04/15/26 ..... 725 754,032
Series 2018B , RB , 5.00% , 04/15/26 ..... 335 348,415
Series 2020 , RB , 5.00% , 08/01/26 ...... 600 628,049
Series 2019A , RB , 5.00% , 10/15/26 ..... 805 846,688
Series 2018 , RB , 5.00% , 08/01/27 ...... 420 449,578
Series 2019A , RB , 5.00% , 10/15/27 ..... 1,860 2,000,044
Series 2023A , RB , 5.00% , 04/15/28 ..... 1,000 1,085,455
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/28 ...... 3,370 3,582,549
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,590 1,733,963
Series 2022 , RB , 5.00% , 08/01/28 ...... 1,180 1,286,841
802,590,189
Utah — 1.1%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 6,000 6,367,456
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/25 ......... 9,525 9,643,343
Security
Par (000)
Par (000) Value
Utah (continued)
Intermountain Power Agency
Series 2023A , RB , 5.00% , 07/01/26 ..... USD 1,000 $ 1,044,161
Series 2022A , RB , 5.00% , 07/01/27 ..... 3,500 3,737,710
Series 2022A , RB , 5.00% , 07/01/28 ..... 2,000 2,182,198
Series 2023A , RB , 5.00% , 07/01/29 ..... 2,000 2,226,788
State of Utah
Series 2020 , GO , 3.00% , 07/01/25 ...... 210 210,299
Series 2017 , GO , 5.00% , 07/01/25 ...... 45 45,869
Series 2018 , GO , 5.00% , 07/01/25 ...... 1,685 1,717,537
Series 2020 , GO , 5.00% , 07/01/25 ...... 4,245 4,326,970
Series 2020B , GO , 5.00% , 07/01/25 ..... 7,150 7,288,066
Series 2018 , GO , 5.00% , 07/01/26 ...... 1,745 1,822,915
Series 2020 , GO , 5.00% , 07/01/26 ...... 5,090 5,317,272
Series 2020B , GO , 5.00% , 07/01/26 ..... 3,000 3,133,952
Series 2017 , GO , 5.00% , 07/01/27 ...... 25 26,400
Series 2020B , GO , 5.00% , 07/01/27 ..... 8,165 8,730,073
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/25 ..... 1,075 1,098,172
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 1,500 1,565,226
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,605 1,715,929
Utah Transit Authority
Series 2015A , RB , 5.00% , 06/15/26 ..... 5,035 5,126,951
Series 2015A , RB , 5.00% , 06/15/30 ..... 4,005 4,078,141
Series 2015A , RB , 5.00% , 06/15/34 ..... 5,000 5,091,312
Series 2015A , RB , 5.00% , 06/15/37 ..... 9,480 9,653,127
Series 2015A , RB , 5.00% , 06/15/38 ..... 2,385 2,428,556
88,578,423
Virginia — 3.4%
City of Alexandria
Series 2021A , GO , 5.00% , 12/15/25 ( SAW ) 2,775 2,861,304
Series 2022B , GO , 5.00% , 12/15/25 ..... 5,195 5,356,568
Series 2023 , GO , 5.00% , 12/15/27 ( SAW ) . 8,115 8,757,073
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/26 (SAW) ............ 7,165 7,490,304
City of Norfolk, Series 2017C, GO,
5.00%, 09/01/31 (SAW) ............ 1,600 1,698,798
Commonwealth of Virginia
Series 2024B , GO , 5.00% , 06/01/25 ..... 10,000 10,170,305
Series 2015B , GO , 5.00% , 06/01/26 ( SAW ) 11,810 12,015,909
Series 2024B , GO , 5.00% , 06/01/26 ..... 10,000 10,427,405
County of Arlington
Series B , GO , 5.00% , 08/15/25 ........ 1,015 1,038,483
Series 2017 , GO , 5.00% , 08/15/26 ...... 260 272,399
Series B , GO , 5.00% , 08/15/26 ........ 1,450 1,519,150
Series B , GO , 5.00% , 08/15/27 ........ 75 78,431
Series 2019 , GO , 5.00% , 06/15/28 ...... 560 611,417
County of Chesterfield, Series 2017B, GO,
5.00%, 01/01/25 ................. 1,790 1,802,423
County of Fairfax
Series 2020A , GO , 4.00% , 10/01/24 ( SAW ) 4,645 4,648,051
Series 2021A , GO , 4.00% , 10/01/24 ( SAW ) 8,400 8,405,518
Series 2014B , GO , 5.00% , 10/01/24 ( SAW ) 5,545 5,552,888
Series 2021A , GO , 4.00% , 10/01/25 ( SAW ) 2,235 2,269,647
Series 2022A , GO , 4.00% , 10/01/25 ( SAW ) 5,825 5,915,298
Series 2014B , GO , 5.00% , 10/01/25 ( SAW ) 3,525 3,531,525
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 235 240,004
Series 2019A , GO , 4.00% , 10/01/26 ( SAW ) 1,415 1,456,392
Series 2024A , GO , 5.00% , 10/01/26 ( SAW ) 5,875 6,173,541
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 150 156,554
Series 2022A , GO , 4.00% , 10/01/27 ( SAW ) 3,750 3,913,855
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 3,000 3,171,780
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 460 505,372
Series 2024A , GO , 5.00% , 10/01/28 ( SAW ) 5,775 6,344,619
Series 2015A , GO , 4.00% , 10/01/33 ( SAW ) 5,030 5,033,450

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
County of Henrico, Series 2020A, GO,
5.00%, 08/01/25 (SAW) ............ USD 1,470 $ 1,501,806
County of Loudoun
Series 2020B , GO , 5.00% , 12/01/24 ( SAW ) 4,000 4,019,823
Series 2021A , GO , 5.00% , 12/01/24 ( SAW ) 255 256,264
Series 2019A , GO , 5.00% , 12/01/25 ( SAW ) 9,000 9,271,267
Series 2020B , GO , 5.00% , 12/01/25 ( SAW ) 95 97,863
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 515 543,265
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/52 ..... 6,000 6,476,671
Series 2018A , RB , 5.50% , 07/01/57 ..... 7,650 8,379,148
Upper Occoquan Sewage Authority, Series 2014,
RB, 4.00%, 07/01/39 .............. 1,000 1,011,383
Virginia College Building Authority
Series B , RB , 5.00% , 09/01/24 ( ST
INTERCEPT ) .................. 125 125,000
Series 2015A , RB , 5.00% , 02/01/25 ..... 105 105,965
Series 2017E , RB , 5.00% , 02/01/25 ..... 2,280 2,300,961
Series A , RB , 5.00% , 02/01/25 ......... 865 872,952
Series 2020A , RB , 5.00% , 02/01/25 ..... 1,570 1,584,433
Series 2020A , RB , 5.00% , 02/01/26 ..... 1,520 1,572,542
Series 2017E , RB , 5.00% , 02/01/26 ..... 465 481,074
Series 2022A , RB , 5.00% , 02/01/26 ..... 6,650 6,879,870
Series 2021A , RB , 5.00% , 02/01/26 ..... 11,010 11,390,582
Series A , RB , 5.00% , 02/01/27 ......... 515 531,629
Series 2021A , RB , 5.00% , 02/01/27 ..... 9,130 9,667,702
Series B , RB , 5.00% , 02/01/27 ......... 80 84,634
Series 2017E , RB , 5.00% , 02/01/27 ..... 18,410 19,494,239
Series 2020A , RB , 5.00% , 02/01/27 ..... 730 772,993
Series 2014A , RB , 5.00% , 09/01/27 ( SAW ) 1,000 1,000,000
Series 2017C , RB , 4.00% , 02/01/29 ..... 10,000 10,306,446
Series B , RB , 4.00% , 02/01/29 ......... 5,000 5,042,369
Series 2017E , RB , 5.00% , 02/01/29 ..... 1,050 1,129,895
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 09/15/24 ...... 4,280 4,282,883
Series 2020 , RB , 5.00% , 09/15/24 ...... 1,390 1,390,936
Series 2017 , RB , 5.00% , 03/15/25 ...... 2,665 2,697,875
Series 2016 , RB , 5.00% , 05/15/25 ...... 20 20,332
Series 2017A , RB , 5.00% , 05/15/25 ..... 750 762,456
Series 2017 , RB , 5.00% , 09/15/25 ...... 825 845,889
Series 2017 , RB , 5.00% , 03/15/26 ...... 410 425,499
Series 2017A , RB , 5.00% , 05/15/26 ..... 655 682,491
Series 2017 , RB , 5.00% , 09/15/26 ...... 365 383,031
Series 2017A , RB , 5.00% , 05/15/27 ..... 5,505 5,862,755
Series 2017 , RB , 5.00% , 09/15/27 ...... 180 193,146
Series 2016 , RB , 5.00% , 03/15/28 ...... 500 523,196
Series 2018 , RB , 5.00% , 09/15/28 ...... 1,415 1,549,723
Virginia Public Building Authority
Series B , RB , 5.00% , 08/01/25 ......... 440 449,689
Series 2015B , RB , 5.00% , 08/01/26 ..... 3,050 3,117,665
Series 2020B , RB , 5.00% , 08/01/26 ..... 4,050 4,236,235
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 9,005 9,419,086
Series 2022A , RB , 5.00% , 08/01/26 ..... 5,500 5,752,912
Series B , RB , 5.00% , 08/01/26 ......... 280 292,876
Series 2020A , RB , 5.00% , 08/01/27 ..... 50 53,534
Series A , RB , 5.00% , 08/01/27 ......... 3,000 3,132,237
Series 2022A , RB , 5.00% , 08/01/28 ..... 4,370 4,777,426
Virginia Public School Authority
Series 2016 , RB , 5.00% , 02/01/25 ( ST
INTERCEPT ) .................. 1,770 1,785,332
Series 2018 , RB , 5.00% , 03/01/25 ( SAW ) . 125 126,421
Series 2015A , RB , 5.00% , 08/01/25 ( ST
INTERCEPT ) .................. 2,415 2,466,421
Series 2016 , RB , 5.00% , 08/01/26 ( SAW ) . 2,125 2,226,372
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2017B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. USD 1,360 $ 1,422,538
Series 2022 , RB , 5.00% , 01/15/27 ( SAW ) . 5,550 5,871,301
Series XI , RB , 5.00% , 04/15/27 ........ 2,745 2,917,176
Series 2020B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 136,508
Virginia Resources Authority
Series 2016C , RB , 5.00% , 11/01/28 ..... 1,085 1,139,979
Series 2024B , RB , 5.00% , 11/01/28 ..... 4,265 4,681,335
299,944,494
Washington — 4.4%
Central Puget Sound Regional Transit Authority
Series 2021S-1 , RB , 5.00% , 11/01/24 .... 1,535 1,539,973
Series 2021S-1 , RB , 5.00% , 11/01/25 .... 2,000 2,057,014
Series 2015S-1 , RB , 5.00% , 11/01/26 .... 2,670 2,743,364
Series 2016S-1 , RB , 5.00% , 11/01/26 .... 1,260 1,325,344
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 3,885 4,086,476
Series 2015S-1 , RB , 5.00% , 11/01/30 .... 4,190 4,305,129
Series 2015S-1 , RB , 5.00% , 11/01/31 .... 6,065 6,231,649
Series 2015S-1 , RB , 5.00% , 11/01/32 .... 2,235 2,296,411
Series 2015S-1 , RB , 5.00% , 11/01/35 .... 1,990 2,044,679
Series 2015S-1 , RB , 5.00% , 11/01/45 .... 7,100 7,295,087
Series 2015S-1 , RB , 5.00% , 11/01/50 .... 15,050 15,463,530
City of Seattle
Series 2014 , RB , 5.00% , 09/01/24 ...... 365 365,000
Series 2022 , RB , 5.00% , 09/01/24 ...... 3,425 3,425,000
Series 2021A , GO , 5.00% , 12/01/24 ..... 100 100,499
Series 2015A , GO , 5.00% , 06/01/25 ..... 145 147,484
Series 2022 , RB , 5.00% , 09/01/25 ...... 8,095 8,287,638
Series 2016 , RB , 4.00% , 04/01/26 ...... 130 132,903
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,015 1,061,680
Series 2022 , RB , 5.00% , 07/01/26 ...... 5,000 5,229,952
Series 2022A , GO , 4.00% , 09/01/26 ..... 2,000 2,059,153
Series 2017C , RB , 5.00% , 09/01/26 ..... 3,225 3,382,770
Series 2023A , GO , 5.00% , 11/01/26 ..... 1,380 1,453,058
Series 2021A , GO , 5.00% , 12/01/26 ..... 2,495 2,632,183
Series 2016 , RB , 5.00% , 04/01/27 ...... 1,555 1,611,639
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,905 3,100,658
Series 2023A , RB , 5.00% , 03/01/28 ..... 13,645 14,775,078
Series 2023B , RB , VRDN ( TD Bank NA
LOC ), 3.90% , 09/03/24
(a)
........... 12,050 12,050,000
City of Seattle Water System, Series 2022, RB,
5.00%, 09/01/24 ................. 5,910 5,910,000
County of King
Series 2021A , GO , 4.00% , 01/01/27 ..... 1,705 1,760,000
Series 2023 , RB , 5.00% , 01/01/28 ...... 9,310 10,036,120
Series 2021A , GO , 5.00% , 01/01/29 ..... 1,000 1,101,044
Series 2015A , GO , 5.00% , 07/01/35 ..... 860 865,591
Series 2015A , GO , 5.00% , 07/01/36 ..... 5,780 5,817,576
Series 2015A , RB , 5.00% , 07/01/40 ..... 5,010 5,044,387
Series 2024 , RB , VRDN ( Bank of America NA
SBPA ), 3.80% , 09/03/24
(a)
.......... 22,900 22,900,000
Series 2019A , GO , VRDN ( TD Bank NA
SBPA ), 3.90% , 09/03/24
(a)
.......... 3,800 3,800,000
Series 2015A , RB , 5.00% , 07/01/47 ..... 9,050 9,112,116
County of Snohomish
Series 2022 , GO , 5.00% , 12/01/25 ...... 2,000 2,059,171
Series 2022 , GO , 5.00% , 12/01/26 ...... 1,500 1,579,634
Energy Northwest
Series 2015A , RB , 5.00% , 07/01/25 ..... 9,360 9,541,516
Series 2015C , RB , 5.00% , 07/01/25 ..... 2,805 2,859,397
Series 2016A , RB , 5.00% , 07/01/25 ..... 1,845 1,880,780
Series 2018C , RB , 5.00% , 07/01/25 ..... 915 932,744
Series 2015C , RB , 5.00% , 07/01/26 ..... 20 20,399

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2016A , RB , 5.00% , 07/01/26 ..... USD 180 $ 187,873
Series 2021A , RB , 5.00% , 07/01/26 ..... 630 657,554
Series 2022A , RB , 5.00% , 07/01/26 ..... 1,735 1,810,884
Series 2015A , RB , 5.00% , 07/01/27 ..... 310 315,810
Series 2018C , RB , 5.00% , 07/01/28 ..... 510 555,487
Series 2020A , RB , 5.00% , 07/01/28 ..... 15,000 16,337,844
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
(c)
Series 2024B , RB , 5.00% , 01/01/27 ..... 2,000 2,110,478
Series 2024B , RB , 5.00% , 01/01/28 ..... 1,500 1,614,700
Series 2024B , RB , 5.00% , 01/01/29 ..... 1,500 1,649,910
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 4,000 4,225,231
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/25 ..... 1,865 1,904,692
Series 2022A , RB , 5.00% , 08/01/26 ..... 1,175 1,228,334
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,500 2,667,109
Series 2024A , RB , 5.00% , 03/01/28 ..... 2,200 2,371,775
Series 2024A , RB , 5.00% , 03/01/29 ..... 1,500 1,648,637
Port of Tacoma, Series 2016A, GO,
5.00%, 12/01/28 ................. 790 828,613
State of Washington
Series R-2022E , RB , 5.00% , 09/01/24 .... 3,765 3,765,000
Series 2021C , GO , 5.00% , 02/01/25 ..... 410 413,619
Series 2021E , GO , 5.00% , 06/01/25 ..... 1,000 1,017,031
Series R-2015F , GO , 5.00% , 07/01/25 .... 2,000 2,013,989
Series R-2022C , GO , 5.00% , 07/01/25 ... 7,635 7,782,431
Series R-2020C , GO , 5.00% , 07/01/25 ... 4,515 4,602,184
Series R-2020D , GO , 5.00% , 07/01/25 ... 4,535 4,622,570
Series R-2018D , GO , 5.00% , 08/01/25 ... 975 996,115
Series R-2018C , GO , 5.00% , 08/01/25 ... 700 715,160
Series 2017D , GO , 5.00% , 02/01/26 ..... 3,080 3,185,645
Series 2018C , GO , 5.00% , 02/01/26 ..... 175 181,003
Series 2021C , GO , 5.00% , 02/01/26 ..... 5,000 5,171,501
Series R-2022C , GO , 4.00% , 07/01/26 ... 2,500 2,566,789
Series R-2016B , GO , 5.00% , 07/01/26 ... 2,215 2,280,895
Series R-2020D , GO , 5.00% , 07/01/26 ... 5,335 5,573,211
Series R-2017B , GO , 4.00% , 08/01/26 ... 120 123,384
Series 2016A-1 , GO , 5.00% , 08/01/26 .... 30 30,620
Series R-2022B , GO , 5.00% , 02/01/27 ... 5,015 5,304,786
Series 2021C , GO , 5.00% , 02/01/27 ..... 165 174,534
Series 2017D , GO , 5.00% , 02/01/27 ..... 45 47,600
Series 2022C , GO , 5.00% , 02/01/27 ..... 19,030 20,129,628
Series R-2022D , GO , 4.00% , 07/01/27 ... 5,000 5,196,363
Series R-2020C , GO , 5.00% , 07/01/27 ... 95 101,440
Series R-2015C , GO , 5.00% , 07/01/27 ... 410 412,856
Series 2020A , GO , 5.00% , 08/01/27 ..... 30 32,094
Series 2022C , GO , 5.00% , 02/01/28 ..... 840 908,410
Series R-2024A , GO , 5.00% , 02/01/28 ... 6,270 6,780,632
Series 2024D , GO , 5.00% , 06/01/28 ..... 4,425 4,819,003
Series 2024B , GO , 5.00% , 06/01/28 ..... 9,575 10,427,560
Series 2021D , GO , 5.00% , 06/01/28 ..... 2,160 2,352,327
Series 2020E , GO , 5.00% , 06/01/28 ..... 2,000 2,178,080
Series 2024A , GO , 5.00% , 08/01/28 ..... 14,540 15,889,921
Series R-2023A , GO , 5.00% , 08/01/28 ... 19,160 20,938,851
Series 2024C , GO , 5.00% , 02/01/29 ..... 16,885 18,641,383
Series R-2023A , GO , 5.00% , 08/01/29 ... 4,000 4,460,112
University of Washington, Series 2015B, RB,
5.00%, 06/01/27 ................. 5,175 5,258,555
403,634,039
West Virginia — 0.1%
State of West Virginia
Series 2015A , GO , 5.00% , 06/01/25 ..... 530 539,026
Security
Par (000)
Par (000) Value
West Virginia (continued)
Series 2015A , GO , 3.00% , 11/01/25 ..... USD 425 $ 425,838
Series 2018A , GO , 5.00% , 06/01/28 ..... 4,710 5,124,098
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 1,045 1,090,195
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 1,490 1,646,788
8,825,945
Wisconsin — 1.7%
Germantown School District
Series 2017A , GO , 4.00% , 04/01/34 ..... 4,585 4,763,642
Series 2017A , GO , 4.00% , 04/01/36 ..... 6,795 7,059,748
Series 2017A , GO , 4.00% , 04/01/37 ..... 7,070 7,345,463
State of Wisconsin
Series 2016-1 , GO , 5.00% , 11/01/24 ..... 1,530 1,534,924
Series 2017-2 , GO , 5.00% , 11/01/24 ..... 11,985 12,023,571
Series 2014-4 , GO , 5.00% , 05/01/25 ..... 6,230 6,248,262
Series 2021B , GO , 5.00% , 05/01/25 ..... 2,465 2,504,251
Series 2021-2 , GO , 5.00% , 05/01/25 ..... 1,475 1,499,269
Series 2019A , RB , 5.00% , 05/01/25 ..... 265 268,996
Series 2016-2 , GO , 5.00% , 11/01/25 ..... 2,715 2,792,296
Series 2017-2 , GO , 5.00% , 11/01/25 ..... 2,240 2,303,773
Series 2016-1 , GO , 5.00% , 11/01/25 ..... 3,320 3,366,164
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 1,000 1,040,494
Series 2014-4 , GO , 5.00% , 05/01/26 ..... 400 401,173
Series 2021-2 , GO , 5.00% , 05/01/26 ..... 1,835 1,909,306
Series 2016A , GO , 5.00% , 05/01/26 ..... 100 101,358
Series 2021B , GO , 5.00% , 05/01/26 ..... 5,725 5,956,828
Series 2022-1 , GO , 5.00% , 05/01/26 ..... 8,185 8,516,443
Series 2017A , GO , 5.00% , 05/01/26 ..... 60 60,854
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,995 4,205,737
Series 2020B , GO , 5.00% , 05/01/27 ..... 1,775 1,890,370
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 3,055 3,253,567
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 440 467,751
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 485 515,718
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 765 813,452
Series 2023-1 , GO , 5.00% , 05/01/28 ..... 12,885 14,029,483
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 4,500 4,899,703
Series 2021A , GO , 5.00% , 05/01/28 ..... 1,315 1,431,802
Series 2024-1 , GO , 5.00% , 05/01/28 ..... 4,000 4,355,292
Series 2019A , RB , 5.00% , 05/01/28 ..... 15,180 16,147,353
Series 2024-2 , GO , 5.00% , 05/01/29 ..... 1,880 2,089,929
Series 2024-1 , GO , 5.00% , 05/01/29 ..... 4,000 4,446,658
Series 2017A , GO , 5.00% , 05/01/32 ..... 2,080 2,109,608
Series 2016A , GO , 5.00% , 05/01/32 ..... 15,700 15,913,129
State of Wisconsin Environmental Improvement
Fund
Series 2018A , RB , 5.00% , 06/01/25 ..... 2,340 2,380,200
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,405 1,465,296
Wisconsin Department of Transportation, Series
2015-1, RB, 5.00%, 07/01/25 ......... 605 616,783
150,728,646
Total Long-Term Investments — 100 .6%
(Cost: $ 8,737,139,675 ) ............................ 8,718,614,445

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Short-Term National Muni Bond ETF
98
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.77%
(d) (e)
......... 11,652 $ 11,653
Total Short-Term Securities — 0 .0%
(Cost: $ 11,653 ) .................................. 11,653
Total Investments — 100 .6%
(Cost: $ 8,737,151,328 ) ............................ 8,718,626,098
Liabilities in Excess of Other Assets — (0.6) % ............. (50,374,193)
Net Assets — 100.0% ...............................
$ 8,668,251,905
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 740,732 $ — $ (729,079)
(a)
$ — $ — $ 11,653 11,652 $ 28,712 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 8,718,614,445 $ — $ 8,718,614,445
Short-Term Securities
Money Market Funds ...................................... 11,653 — — 11,653
$ 11,653 $ 8,718,614,445 $ — $ 8,718,626,098

Statements of Assets and Liabilities
(unaudited)

August 31, 2024
99
Statements of Assets and Liabilities
See notes to financial statements.
iShares
California Muni
Bond ETF
iShares
National Muni
Bond ETF
iShares New
York Muni Bond
ETF
iShares Short-
Term National
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 3,187,620,588 $ 38,662,189,434 $ 748,260,811 $ 8,718,614,445
Investments, at value — affiliated
(b)
............................................ 387,666 56,133 28,647 11,653
Cash ............................................................... — 2,077,734 — —
Receivables: – – – –
Investment s sold ...................................................... — 61,100,000 — 18,000,000
Dividends — affiliated ................................................... 463 58,922 98 1,151
Interest — unaffiliated ................................................... 34,817,775 425,418,537 8,838,486 104,593,096
Total a ssets ...........................................................
3,222,826,492 39,150,900,760 757,128,042 8,841,220,345
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 33,527,159 446,079,438 7,720,010 172,451,656
Investment advisory fees ................................................. 211,224 1,629,801 157,975 516,784
Total li abilities ..........................................................
33,738,383 447,709,239 7,877,985 172,968,440
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 3,189,088,109 $ 38,703,191,521 $ 749,250,057 $ 8,668,251,905
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 3,215,662,772 $ 39,226,218,390 $ 760,179,608 $ 8,716,367,279
Accumulated loss ....................................................... (26,574,663) (523,026,869) (10,929,551) (48,115,374)
NET ASSETS ..........................................................
$ 3,189,088,109 $ 38,703,191,521 $ 749,250,057 $ 8,668,251,905
NET ASSET VALUE
Shares outstanding ......................................................
55,400,000 359,100,000 13,900,000 81,850,000
Net asset value .........................................................
$ 57.56 $ 107.78 $ 53.90 $ 105.90
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 3,196,952,501 $ 38,859,824,326 $ 753,564,666 $ 8,737,139,675
(b)
  Investments, at cost — affiliated ......................................... $ 387,666 $ 56,133 $ 28,647 $ 11,653

Statements of Operations
(unaudited)
Six Months Ended August 31, 2024
2024
iShares Semi-Annual Financial Statements
100
iShares
California Muni
Bond ETF
iShares
National Muni
Bond ETF
iShares New
York Muni Bond
ETF
iShares Short-
Term National
Muni Bond ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 4,978 $ 142,064 $ 8,052 $ 28,712
Interest — unaffiliated ................................................... 41,217,834 566,205,131 10,708,688 93,106,728
Total investment income ...................................................
41,222,812 566,347,195 10,716,740 93,135,440
EXPENSES
Investment advisory .................................................... 1,153,589 9,411,929 889,417 3,073,260
Interest expense ...................................................... 302 29,392 600 4,093
Total expenses .........................................................
1,153,891 9,441,321 890,017 3,077,353
Net investment income ....................................................
40,068,921 556,905,874 9,826,723 90,058,087
REALIZED AND UNREALIZED GAIN (LOSS) $ (4,516,264) $ (46,433,988) $ 868,913 $ 64,952,146
Net realized loss from:
Investments — unaffiliated ............................................. $ (2,186,594) $ (35,443,166) $ (34,737) $ (2,671,398)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (2,329,669) (10,990,821) 903,650 67,623,542
Net realized and unrealized gain (loss) .........................................
(4,516,263) (46,433,987) 868,913 64,952,144
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 35,552,658 $ 510,471,887 $ 10,695,636 $ 155,010,231
See notes to financial statements.

Statements of Changes in Net Assets
101
Statements of Changes in Net Assets
See notes to financial statements.
iShares California Muni Bond ETF iShares National Muni Bond ETF
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 40,068,921 $ 57,616,933 $ 556,905,874 $ 953,308,219
Net realized loss ................................................ (2,186,594) (8,246,844) (35,443,166) (120,728,936)
Net change in unrealized appreciation (depreciation) ........................ (2,329,669) 80,457,629 (10,990,821) 1,004,193,931
Net increase in net assets resulting from operations ...........................
35,552,658 129,827,718 510,471,887 1,836,773,214
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(39,228,387)
(b)
(54,946,206) (551,725,514)
(b)
(934,736,208)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
436,010,286 753,549,855 1,953,288,012 4,477,425,754
NET ASSETS
Total increase in net assets ........................................... 432,334,557 828,431,367 1,912,034,385 5,379,462,760
Beginning of period ................................................
2,756,753,552 1,928,322,185 36,791,157,136 31,411,694,376
End of period ....................................................
$ 3,189,088,109 $ 2,756,753,552 $ 38,703,191,521 $ 36,791,157,136
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2024
iShares Semi-Annual Financial Statements
102
See notes to financial statements.
iShares New York Muni Bond ETF iShares Short-Term National Muni Bond ETF
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 9,826,723 $ 15,141,398 $ 90,058,087 $ 168,141,599
Net realized loss ................................................ (34,737) (6,994,789) (2,671,398) (29,160,372)
Net change in unrealized appreciation (depreciation) ........................ 903,650 24,732,826 67,623,542 161,067,653
Net increase in net assets resulting from operations ...........................
10,695,636 32,879,435 155,010,231 300,048,880
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(9,623,305)
(b)
(14,731,768) (90,141,892)
(b)
(168,778,991)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
85,342,597 99,564,714 (356,229,595) (1,632,405,851)
NET ASSETS
Total increase (decrease) in net assets ................................... 86,414,928 117,712,381 (291,361,256) (1,501,135,962)
Beginning of period ................................................
662,835,129 545,122,748 8,959,613,161 10,460,749,123
End of period ....................................................
$ 749,250,057 $ 662,835,129 $ 8,668,251,905 $ 8,959,613,161
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
103
Financial Highlights
iShares California Muni Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Year Ended
02/29/20
Net asset value, beginning of period ................
$ 57.67  $ 56.14  $ 60.11  $ 61.79  $ 62.85  $ 58.68
Net investment income
(a)
........................
0 .80  1 .40  1 .12  0 .98  1 .10  1 .25
Net realized and unrealized gain (loss)
(b)
..............
(0.12) 1.47  (3.99) (1.68) (1.05) 4.16
Net increase (decrease) from investment operations ....... 0.68  2.87  (2.87) (0.70) 0.05  5.41
Distributions from net investment income
(c)
........... (0.79)
(d)
(1.34) (1.10) (0.98) (1.11) (1.24)
Net asset value, end of period ..................... $ 57.56  $ 57.67  $ 56.14  $ 60.11  $ 61.79  $ 62.85
Total Return
(e)
— — — — — —
Based on net asset value ......................... 1.21%
(f)
5.20% (4.78)% (1.13)% 0.06% 9.30%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.08%
(h)
0.23% 0.25% 0.25% 0.25% 0.25%
Net investment income ...........................
2.78%
(h)
2.48% 1.98% 1.59% 1.77% 2.05%
Supplemental Data
Net assets, end of period (000) ..................... $ 3,189,088  $ 2,756,754  $ 1,928,322  $ 1,839,302  $ 1,708,487  $ 1,580,727
Portfolio turnover rate
(i)
........................... 10% 26% 17% 8% 8% 9%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements
104
iShares National Muni Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Year Ended
02/29/20
Net asset value, beginning of period ................
$ 107.92  $ 105.44  $ 112.61  $ 115.31  $ 117.12  $ 109.84
Net investment income
(a)
........................
1 .60  2 .96  2 .41  2 .07  2 .42  2 .75
Net realized and unrealized gain (loss)
(b)
..............
(0.15) 2.42  (7.29) (2.69) (1.79) 7.27
Net increase (decrease) from investment operations ....... 1.45  5.38  (4.88) (0.62) 0.63  10.02
Distributions from net investment income
(c)
........... (1.59)
(d)
(2.90) (2.29) (2.08) (2.44) (2.74)
Net asset value, end of period ..................... $ 107.78  $ 107.92  $ 105.44  $ 112.61  $ 115.31  $ 117.12
Total Return
(e)
— — — — — —
Based on net asset value ......................... 1.37%
(f)
5.20% (4.32)% (0.54)% 0.55% 9.21%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.05%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................
2.96%
(h)
2.79% 2.27% 1.78% 2.10% 2.42%
Supplemental Data
Net assets, end of period (000) ..................... $ 38,703,192  $ 36,791,157  $ 31,411,694  $ 24,188,200  $ 20,814,111  $ 16,548,522
Portfolio turnover rate
(i)
........................... 13% 27% 20% 9% 10% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
105
Financial Highlights
iShares New York Muni Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Year Ended
02/29/20
Net asset value, beginning of period ................
$ 53.89  $ 52.42  $ 56.09  $ 57.48  $ 58.43  $ 55.12
Net investment income
(a)
........................
0 .74  1 .33  1 .11  1 .06  1 .15  1 .24
Net realized and unrealized gain (loss)
(b)
..............
0.00
(c)
1.43  (3.70) (1.39) (0.96) 3.31
Net increase (decrease) from investment operations ....... 0.74  2.76  (2.59) (0.33) 0.19  4.55
Distributions from net investment income
(d)
........... (0.73)
(e)
(1.29) (1.08) (1.06) (1.14) (1.24)
Net asset value, end of period ..................... $ 53.90  $ 53.89  $ 52.42  $ 56.09  $ 57.48  $ 58.43
Total Return
(f)
— — — — — —
Based on net asset value ......................... 1.41%
(g)
5.36% (4.62)% (0.57)% 0.34% 8.33%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.25%
(i)
0.25% 0.25% 0.25% 0.25% 0.25%
Net investment income ...........................
2.76%
(i)
2.52% 2.09% 1.83% 2.00% 2.18%
Supplemental Data
Net assets, end of period (000) ..................... $ 749,250  $ 662,835  $ 545,123  $ 544,101  $ 497,241  $ 487,913
Portfolio turnover rate
(j)
........................... 8% 31% 12% 8% 5% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Rounds to less than $0.01.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements
106
iShares Short-Term National Muni Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Year Ended
02/29/20
Net asset value, beginning of period ................
$ 105.10  $ 103.57  $ 105.52  $ 107.39  $ 107.38  $ 105.70
Net investment income
(a)
........................
1 .08  1 .85  1 .14  0 .70  1 .25  1 .69
Net realized and unrealized gain (loss)
(b)
..............
0.80  1.54  (2.09) (1.84) 0.05  1.67
Net increase (decrease) from investment operations ....... 1.88  3.39  (0.95) (1.14) 1.30  3.36
Distributions from net investment income
(c)
........... (1.08)
(d)
(1.86) (1.00) (0.73) (1.29) (1.68)
Net asset value, end of period ..................... $ 105.90  $ 105.10  $ 103.57  $ 105.52  $ 107.39  $ 107.38
Total Return
(e)
— — — — — —
Based on net asset value ......................... 1.81%
(f)
3.30% (0.90)% (1.03)% 1.19% 3.19%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................
2.05%
(h)
1.78% 1.10% 0.65% 1.16% 1.59%
Supplemental Data
Net assets, end of period (000) ..................... $ 8,668,252  $ 8,959,613  $ 10,460,749  $ 7,518,569  $ 4,386,876  $ 3,103,353
Portfolio turnover rate
(i)
........................... 16% 28% 26% 16% 18% 19%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
107
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
iShares ETF
Diversification
Classification
California Muni Bond .................................................................................................. Non-diversified
National Muni Bond ................................................................................................... Diversified
New York Muni Bond .................................................................................................. Non-diversified
Short-Term National Muni Bond ........................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements
108
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For the six months ended August 31, 2024, there were no fees waived by BFA pursuant to this arrangement.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
iShares ETF Investment Advisory Fees
California Muni Bond ............................................................................................... 0.08%
National Muni Bond ................................................................................................ 0.05
New York Muni Bond ............................................................................................... 0.25
Short-Term National Muni Bond ........................................................................................ 0.07

Notes to Financial Statements
(unaudited) (continued)
109
Notes to Financial Statements
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to May 6, 2024, ETF Services were performed by State Street Bank and Trust Company.
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended August 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the six months ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended August 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 29, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
California Muni Bond ................................................................... $ 51,933,282 $ 84,489,708 $ —
National Muni Bond .................................................................... 579,905,634 251,216,560 —
New York Muni Bond ................................................................... 20,946,317 18,944,334 —
Short-Term National Muni Bond ............................................................ 170,606,809 343,544,276 —
iShares ETF Purchases Sales
California Muni Bond ................................................................................... $ 579,067,059 $ 268,277,969
National Muni Bond .................................................................................... 7,428,058,646 4,839,494,044
New York Muni Bond ................................................................................... 148,827,893 52,078,131
Short-Term National Muni Bond ............................................................................ 1,385,929,357 1,628,422,969
iShares ETF
In-kind
Purchases
California Muni Bond ................................................................................................... $ 124,613,954
iShares ETF
Non-Expiring Capital
Loss Carryforwards
California Muni Bond .................................................................................................. $ (22,434,768)
National Muni Bond ................................................................................................... (374,742,492)
New York Muni Bond .................................................................................................. (7,332,102)
Short-Term National Muni Bond ........................................................................................... (42,321,909)

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements
110
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of
Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
California Muni Bond ............................................... $ 3,197,358,806 $ 39,549,264 $ (48,899,816) $ (9,350,552)
National Muni Bond ................................................ 38,871,966,466 374,327,061 (584,047,960) (209,720,899)
New York Muni Bond ............................................... 753,593,415 7,500,731 (12,804,688) (5,303,957)
Short-Term National Muni Bond ........................................ 8,737,183,434 36,427,274 (54,984,610) (18,557,336)

Notes to Financial Statements
(unaudited) (continued)
111
Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
08/31/24
Year Ended
02/29/24
iShares ETF Shares Amount Shares Amount
California Muni Bond
Shares sold 7,800,000 $ 447,365,936 15,700,000 $ 876,965,299
Shares redeemed (200,000) (11,355,650) (2,250,000) (123,415,444)
7,600,000 $ 436,010,286 13,450,000 $ 753,549,855
National Muni Bond
Shares sold 44,600,000 $ 4,775,290,677 93,500,000 $ 9,874,060,822
Shares redeemed (26,400,000) (2,822,002,665) (50,500,000) (5,396,635,068)
18,200,000 $ 1,953,288,012 43,000,000 $ 4,477,425,754
New York Muni Bond
Shares sold 1,600,000 $ 85,342,597 4,600,000 $ 241,822,270
Shares redeemed — — (2,700,000) (142,257,556)
1,600,000 $ 85,342,597 1,900,000 $ 99,564,714
Short-Term National Muni Bond
Shares sold 650,000 $ 68,093,081 3,050,000 $ 317,876,978
Shares redeemed (4,050,000) (424,322,676) (18,800,000) (1,950,282,829)
(3,400,000) $ (356,229,595) (15,750,000) $ (1,632,405,851)

Board Review and Approval of Investment Advisory Contract
113
Board Review and Approval of Investment Advisory Contract
iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF, iShares Short-Term National Muni Bond ETF (each the
“Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements
114
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Additional Information
115
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in this Report
2024
iShares Semi-Annual Financial Statements
116
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGC-ICC Assured Guaranty Corp. – Insured Custody Certificate
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR Berkshire Hathaway Assurance Corp. Custodial Receipt
COP Certificates of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
MBIA Municipal Bond Insurance Association
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
NPFGC-IBC National Public Finance Guarantee Corp. — Insured Bond Certificate
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes
Currency Abbreviation
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

AUGUST 31, 2024
2024 Semi-Annual
Financial Statements (Unaudited)
iShares Trust
iShares Agency Bond ETF | AGZ | NYSE Arca
iShares BBB Rated Corporate Bond ETF | LQDB | NYSE Arca
iShares ESG Advanced Investment Grade Corporate Bond ETF | ELQD | NYSE Arca

Page
2

Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
Agency Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Financial Services — 1.7%
Private Export Funding Corp.
Series PP , 1.40% , 07/15/28 ........... USD 9,850 $ 8,936,915
Series RR , 4.30% , 12/15/28 .......... 2,750 2,784,463
11,721,378
Total Corporate Bonds — 1 .7%
(Cost: $ 12,638,532 ) ............................... 11,721,378
Foreign Government Obligations
Israel — 0.4%
State of Israel , 5.50%
,
09/18/33 .......... 2,368 2,576,716
Total Foreign Government Obligations — 0 .4%
(Cost: $ 2,553,867 ) ............................... 2,576,716
U.S. Government Sponsored Agency Securities
Agency Obligations — 86.8%
Federal Farm Credit Bank Bonds
1.00% , 10/07/26 .................. 3,500 3,270,877
1.10% , 03/03/27 .................. 6,000 5,574,179
1.15% , 08/12/30 .................. 10,100 8,528,594
1.32% , 09/09/30 .................. 3,365 2,841,700
1.38% , 01/14/31 .................. 3,000 2,509,174
1.55% , 07/26/30 .................. 1,000 859,742
1.69% , 08/20/35 .................. 1,000 742,803
1.88% , 06/16/31 .................. 1,000 858,164
2.08% , 01/23/30 .................. 1,700 1,545,269
2.47% , 07/18/35 .................. 1,000 834,372
3.11% , 08/05/48 .................. 1,000 751,191
3.19% , 01/16/29 .................. 500 486,345
3.32% , 02/25/26 .................. 1,000 986,862
3.33% , 07/12/32 .................. 1,000 942,770
3.38% , 09/15/27 .................. 1,500 1,477,620
3.80% , 04/05/32 .................. 2,000 1,905,627
3.88% , 02/02/26 .................. 500 497,479
4.25% , 03/20/28 - 02/28/29 ........... 2,300 2,332,680
4.38% , 06/23/26 - 07/06/26 ........... 8,125 8,172,084
4.50% , 03/13/26 - 09/22/28 ........... 14,250 14,408,872
4.63% , 03/05/26 - 07/17/26 ........... 2,000 2,013,466
4.75% , 03/09/26 - 04/30/29 ........... 5,072 5,168,521
4.82% , 06/23/26 .................. 500 498,489
4.88% , 07/28/25 - 10/27/32 ........... 6,750 6,860,793
5.00% , 07/30/26 .................. 255 259,316
5.13% , 10/10/25 .................. 4,250 4,285,975
5.94% , 01/02/36 .................. 1,500 1,499,970
Federal Home Loan Bank Bonds
0.38% , 09/04/25 .................. 3,200 3,076,140
0.90% , 02/26/27 .................. 20,575 18,958,267
0.96% , 03/05/26 .................. 40,000 38,015,045
1.00% , 07/27/26 - 02/26/27 ........... 14,765 13,764,925
1.10% , 08/20/26 .................. 12,500 11,775,241
1.12% , 02/26/27 .................. 3,000 2,784,522
1.20% , 12/23/24 .................. 3,000 2,963,182
1.25% , 12/21/26 .................. 205 193,160
1.88% , 09/11/26 .................. 2,500 2,395,597
2.01% , 02/17/27 .................. 4,500 4,275,976
2.13% , 09/14/29 - 12/14/29 ........... 8,450 7,751,321
2.32% , 03/28/25 .................. 15,000 14,763,276
2.50% , 06/12/26 .................. 3,500 3,401,345
2.75% , 03/25/27 .................. 3,000 2,910,250
3.13% , 06/13/25 .................. 16,055 15,859,273
3.25% , 06/09/28 - 11/16/28 ........... 15,515 15,183,133
4.00% , 06/09/28 - 06/30/28 ........... 3,200 3,220,005
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
4.13% , 03/13/26 - 01/15/27 ........... USD 5,200 $ 5,199,481
4.38% , 06/12/26 - 03/11/33 ........... 3,000 3,031,048
4.44% , 05/26/32 .................. 200 195,582
4.50% , 12/12/25 - 03/09/29 ........... 10,240 10,303,093
4.63% , 09/11/26 - 11/17/26
(a)
.......... 12,775 12,952,610
4.75% , 06/12/26 - 03/10/34 ........... 10,000 10,236,172
4.88% , 09/12/25 - 09/11/26 ........... 4,100 4,131,073
5.13% , 06/13/25 .................. 2,000 2,006,633
5.50% , 07/15/36 .................. 4,600 5,167,641
5.63% , 03/14/36 .................. 1,060 1,184,677
Federal Home Loan Banks , 2.13% , 12/11/26 . 500 480,120
Federal Home Loan Mortgage Corp.
0.00% , 12/11/25 - 11/15/38
(a) (b)
......... 43,164 36,697,272
0.38% , 09/23/25 .................. 21,750 20,857,084
0.75% , 05/28/25 .................. 7,500 7,281,968
4.05% , 08/28/25 .................. 4,000 3,981,070
5.50% , 02/21/29 .................. 3,000 2,998,022
6.25% , 07/15/32 .................. 11,607 13,395,573
6.75% , 09/15/29 - 03/15/31 ........... 11,500 13,274,708
Federal National Mortgage Association
0.00% , 01/15/30
(b)
................. 910 731,527
0.50% , 11/07/25
(a)
................. 11,130 10,653,195
0.65% , 08/25/25 .................. 1,000 961,112
0.75% , 10/08/27 .................. 17,530 15,970,899
0.88% , 12/18/26 - 08/05/30 ........... 26,842 24,237,769
1.63% , 08/24/35 .................. 5,000 3,667,541
1.88% , 09/24/26 .................. 9,625 9,230,367
2.13% , 04/24/26 .................. 13,350 12,949,714
5.63% , 07/15/37 .................. 3,600 4,093,263
6.21% , 08/06/38 .................. 2,500 3,000,163
6.25% , 05/15/29 .................. 16,200 17,913,923
6.63% , 11/15/30 .................. 12,352 14,163,582
7.13% , 01/15/30 .................. 5,419 6,273,703
7.25% , 05/15/30 .................. 3,986 4,672,003
Resolution Funding Corp. Interest STRIPS ,
0.00% , 01/15/30
(b)
................. 2,100 1,687,860
Resolution Funding Corp. Principal STRIPS ,
0.00% , 01/15/30
(b)
................. 4,500 3,618,750
Tennessee Valley Authority
1.50% , 09/15/31 .................. 50 42,121
2.88% , 02/01/27 .................. 1,795 1,750,733
3.50% , 12/15/42 .................. 165 141,177
3.88% , 03/15/28 .................. 2,700 2,704,331
4.25% , 09/15/52 - 09/15/65 ........... 5,948 5,371,620
4.38% , 08/01/34 .................. 3,000 3,021,121
4.63% , 09/15/60 .................. 2,600 2,511,015
4.65% , 06/15/35 .................. 70 72,134
4.70% , 07/15/33 .................. 2,662 2,761,124
4.88% , 01/15/48 .................. 1,483 1,508,625
5.25% , 09/15/39 .................. 7,505 8,019,398
5.38% , 04/01/56
(a)
................. 1,600 1,748,526
5.50% , 06/15/38 .................. 282 312,024
5.88% , 04/01/36 .................. 7,171 8,172,845
6.15% , 01/15/38 .................. 2,000 2,342,479
6.75% , 11/01/25 .................. 34,605 35,525,034
7.13% , 05/01/30 .................. 4,047 4,685,998
Total U.S. Government Sponsored Agency Securities — 86 .8%
(Cost: $ 616,463,141 ) .............................. 609,293,095

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Agency Bond ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 4.25% , 08/15/54 ..... USD 1,340 $ 1,347,328
U.S. Treasury Notes
3.75% , 08/15/27 .................. 6,000 5,992,969
3.63% , 08/31/29 .................. 8,180 8,146,130
Total U.S. Treasury Obligations — 2 .2%
(Cost: $ 15,489,825 ) ............................... 15,486,427
Total Long-Term Investments — 91.1%
(Cost: $ 647,145,365 ) .............................. 639,077,616
Shares
Shares
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.25%
(c) (d) (e)
................ 23,753,326 23,753,326
Total Money Market Funds — 3 .4%
(Cost: $ 23,753,326 ) ............................... 23,753,326
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 7.7%
U.S. Treasury Bills
(f)
5.22% , 10/22/24 .................. USD 8,000 $ 7,944,320
5.20% , 10/31/24 .................. 4,000 3,967,082
5.25% , 11/29/24 .................. 29,000 28,651,409
4.77% , 12/26/24 .................. 14,000 13,784,933
Total U.S. Treasury Obligations — 7 .7%
(Cost: $ 54,334,323 ) ............................... 54,347,744
Total Short-Term Securities — 11.1%
(Cost: $ 78,087,649 ) ............................... 78,101,070
Total Investments — 102 .2%
(Cost: $ 725,233,014 ) .............................. 717,178,686
Liabilities in Excess of Other Assets — (2.2) % ............. (15,372,350)
Net Assets — 100.0% ...............................
$ 701,806,337
(a)
All or a portion of this security is on loan.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.
(f)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 26,663,723 $ — $ (2,910,397)
(a)
$ — $ — $ 23,753,326 23,753,326 $ 131,116
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
Agency Bond ETF
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 11,721,378 $ — $ 11,721,378
Foreign Government Obligations .............................. — 2,576,716 — 2,576,716
U.S. Government Sponsored Agency Securities .................... — 609,293,095 — 609,293,095
U.S. Treasury Obligations ................................... — 15,486,427 — 15,486,427
Short-Term Securities
Money Market Funds ...................................... 23,753,326 — — 23,753,326
U.S. Treasury Obligations ................................... — 54,347,744 — 54,347,744
$ 23,753,326 $ 693,425,360 $ — $ 717,178,686

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
BBB Rated Corporate Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 4.1%
Boeing Co. (The)
4.88% , 05/01/25 .................. USD 25 $ 24,905
2.75% , 02/01/26 .................. 25 24,178
2.20% , 02/04/26 .................. 75 71,869
5.04% , 05/01/27 .................. 105 105,199
5.15% , 05/01/30 .................. 100 99,706
6.53% , 05/01/34
(a)
................. 50 52,951
5.71% , 05/01/40 .................. 62 60,055
5.81% , 05/01/50 .................. 70 66,246
6.86% , 05/01/54
(a)
................. 35 37,677
5.93% , 05/01/60 .................. 50 47,265
General Electric Co., 6.75%, 03/15/32 ..... 45 50,912
Howmet Aerospace, Inc., 3.00%, 01/15/29 .. 35 32,863
Huntington Ingalls Industries, Inc., 3.84%,
05/01/25 ...................... 25 24,843
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 64 63,827
5.35% , 06/01/34 .................. 50 51,299
5.05% , 04/27/45 .................. 15 14,367
Leidos, Inc., 4.38%, 05/15/30 .......... 26 25,360
Northrop Grumman Corp.
3.25% , 01/15/28 .................. 75 72,357
4.90% , 06/01/34 .................. 25 25,256
4.03% , 10/15/47 .................. 53 44,307
5.25% , 05/01/50
(b)
................. 25 24,902
RTX Corp.
4.13% , 11/16/28 .................. 115 113,453
5.15% , 02/27/33 .................. 30 30,736
6.10% , 03/15/34 .................. 50 54,519
4.50% , 06/01/42 .................. 70 63,389
4.15% , 05/15/45 .................. 35 29,569
4.63% , 11/16/48 .................. 35 31,499
2.82% , 09/01/51 .................. 45 29,064
6.40% , 03/15/54 .................. 30 34,396
Textron, Inc., 2.45%, 03/15/31 .......... 25 21,685
1,428,654
Air Freight & Logistics — 0.5%
FedEx Corp.
3.10% , 08/05/29 .................. 75 70,478
3.25% , 05/15/41 .................. 35 26,818
4.75% , 11/15/45 .................. 30 27,005
5.25% , 05/15/50
(b)
................. 35 33,834
GXO Logistics, Inc., 6.25%, 05/06/29
(b)
..... 25 26,111
184,246
Automobile Components — 0.3%
Aptiv plc
3.25% , 03/01/32
(b)
................. 20 17,837
3.10% , 12/01/51 .................. 30 19,090
4.15% , 05/01/52 .................. 16 12,263
BorgWarner, Inc.
2.65% , 07/01/27
(b)
................. 36 34,305
4.38% , 03/15/45 .................. 15 12,575
Lear Corp., 5.25%, 05/15/49
(b)
.......... 7 6,433
102,503
Automobiles — 0.5%
Ford Motor Co., 4.75%, 01/15/43
(b)
....... 25 21,001
General Motors Co.
6.13% , 10/01/25 .................. 25 25,265
6.60% , 04/01/36 .................. 60 64,870
6.25% , 10/02/43 .................. 35 36,348
Security
Par (000)
Par (000) Value
Automobiles (continued)
6.75% , 04/01/46
(b)
................. USD 30 $ 32,837
180,321
Banks — 3.6%
Citigroup, Inc.
3.88% , 03/26/25 .................. 36 35,844
4.60% , 03/09/26 .................. 34 33,932
4.45% , 09/29/27 .................. 75 74,627
4.13% , 07/25/28 .................. 25 24,544
6.63% , 06/15/32 .................. 35 38,390
6.68% , 09/13/43 .................. 24 27,383
4.75% , 05/18/46 .................. 45 40,785
Citizens Financial Group, Inc.
3.25% , 04/30/30 .................. 25 22,959
2.64% , 09/30/32
(b)
................. 25 20,323
Comerica, Inc., 4.00%, 02/01/29
(b)
........ 25 23,883
Fifth Third Bancorp
(SOFR Index + 2.19%), 6.36% , 10/27/28
(c)
45 47,034
(SOFR Index + 2.13%), 4.77% , 07/28/30
(c)
25 24,871
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(c)
25 25,680
8.25% , 03/01/38 .................. 10 12,366
HSBC Holdings plc, 6.50%, 05/02/36 ...... 110 119,455
Huntington Bancshares, Inc., (1-day SOFR +
2.02%), 6.21%, 08/21/29
(c)
........... 20 21,024
KeyCorp
2.55% , 10/01/29
(b)
................. 25 22,353
(SOFR Index + 2.06%), 4.79% , 06/01/33
(c)
53 51,028
Regions Financial Corp.
2.25% , 05/18/25 .................. 50 48,919
(1-day SOFR + 1.49%), 5.72% , 06/06/30
(c)
50 51,329
Santander Holdings USA, Inc.
3.45% , 06/02/25 .................. 75 73,957
(1-day SOFR + 2.33%), 5.81% , 09/09/26
(c)
39 39,221
(1-day SOFR + 2.50%), 6.17% , 01/09/30
(c)
60 62,146
Truist Financial Corp., 3.88%, 03/19/29
(b)
... 25 24,168
Wells Fargo & Co.
4.10% , 06/03/26 .................. 15 14,871
4.30% , 07/22/27 .................. 120 119,520
5.61% , 01/15/44 .................. 48 48,688
4.90% , 11/17/45 .................. 65 59,471
4.75% , 12/07/46 .................. 60 53,679
1,262,450
Beverages — 0.8%
Constellation Brands, Inc.
3.70% , 12/06/26 .................. 38 37,288
3.15% , 08/01/29 .................. 25 23,424
4.75% , 05/09/32
(b)
................. 33 32,817
3.75% , 05/01/50 .................. 27 20,929
Keurig Dr Pepper, Inc.
4.60% , 05/25/28 .................. 30 30,149
Series 31* , 2.25% , 03/15/31 .......... 58 49,991
3.35% , 03/15/51 .................. 45 32,402
Molson Coors Beverage Co.
5.00% , 05/01/42 .................. 15 14,251
4.20% , 07/15/46 .................. 35 29,317
270,568
Biotechnology — 3.0%
Amgen, Inc.
2.60% , 08/19/26 .................. 25 24,130
2.20% , 02/21/27 .................. 135 127,980
2.45% , 02/21/30 .................. 25 22,577
2.30% , 02/25/31 .................. 155 134,917
5.25% , 03/02/33 .................. 35 35,868
2.80% , 08/15/41 .................. 80 58,969

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.40% , 05/01/45 .................. USD 60 $ 52,196
4.66% , 06/15/51 .................. 85 75,676
2.77% , 09/01/53 .................. 94 59,485
5.75% , 03/02/63 .................. 45 46,126
Baxalta, Inc., 5.25%, 06/23/45 .......... 37 36,151
Biogen, Inc.
4.05% , 09/15/25 .................. 37 36,690
2.25% , 05/01/30 .................. 40 35,247
3.15% , 05/01/50 .................. 16 10,794
3.25% , 02/15/51 .................. 33 22,739
Gilead Sciences, Inc.
3.50% , 02/01/25 .................. 36 35,713
3.65% , 03/01/26 .................. 25 24,669
1.65% , 10/01/30 .................. 70 59,545
4.80% , 04/01/44 .................. 65 60,900
4.75% , 03/01/46 .................. 65 60,293
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 .................. 22 18,841
2.80% , 09/15/50 .................. 25 16,123
1,055,629
Broadline Retail — 0.2%
eBay, Inc.
3.60% , 06/05/27 .................. 49 47,989
2.70% , 03/11/30 .................. 25 22,830
3.65% , 05/10/51 .................. 20 14,961
85,780
Building Products — 0.7%
Carlisle Cos., Inc., 3.75%, 12/01/27 ....... 49 47,792
Carrier Global Corp.
2.49% , 02/15/27 .................. 61 58,408
5.90% , 03/15/34 .................. 24 25,893
3.58% , 04/05/50 .................. 33 25,195
Johnson Controls International plc
2.00% , 09/16/31 .................. 29 24,296
4.50% , 02/15/47 .................. 15 13,114
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ...................... 35 34,128
Trane Technologies Global Holding Co. Ltd.,
5.75%, 06/15/43 ................. 15 15,827
244,653
Capital Markets — 3.9%
Ares Capital Corp.
2.15% , 07/15/26 .................. 70 66,093
2.88% , 06/15/28 .................. 40 36,570
Blackstone Private Credit Fund
4.70% , 03/24/25 .................. 37 36,924
3.25% , 03/15/27 .................. 50 47,364
Blackstone Secured Lending Fund, 2.85%,
09/30/28 ...................... 33 29,892
Blue Owl Capital Corp., 3.40%, 07/15/26 ... 43 41,413
CI Financial Corp., 3.20%, 12/17/30 ...... 20 16,538
Deutsche Bank AG
(c)
(1-day SOFR + 3.19%), 6.12% , 07/14/26 . 150 150,916
(1-day SOFR + 2.52%), 7.15% , 07/13/27 . 155 160,835
FS KKR Capital Corp., 3.13%, 10/12/28 .... 35 31,415
Goldman Sachs Group, Inc. (The)
4.25% , 10/21/25 .................. 37 36,714
6.45% , 05/01/36 .................. 25 27,589
6.75% , 10/01/37 .................. 100 113,566
5.15% , 05/22/45 .................. 50 49,657
Golub Capital BDC, Inc., 2.50%, 08/24/26 ... 25 23,593
Jefferies Financial Group, Inc.
5.88% , 07/21/28 .................. 30 31,014
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.63% , 10/15/31 .................. USD 35 $ 29,734
6.25% , 01/15/36 .................. 10 10,686
Moody's Corp.
4.25% , 08/08/32
(b)
................. 20 19,445
3.75% , 02/25/52 .................. 15 11,801
Morgan Stanley
5.00% , 11/24/25 .................. 65 65,064
4.35% , 09/08/26 .................. 20 19,879
3.95% , 04/23/27 .................. 68 66,953
Nasdaq, Inc.
1.65% , 01/15/31 .................. 35 29,156
3.25% , 04/28/50 .................. 25 17,734
5.95% , 08/15/53 .................. 20 21,423
Nomura Holdings, Inc., 2.61%, 07/14/31 .... 200 170,705
1,362,673
Chemicals — 2.3%
Albemarle Corp., 4.65%, 06/01/27 ........ 41 40,881
Celanese US Holdings LLC
6.17% , 07/15/27 .................. 25 25,794
6.33% , 07/15/29 .................. 37 39,086
6.70% , 11/15/33 .................. 30 32,440
CF Industries, Inc.
5.15% , 03/15/34 .................. 25 24,889
5.38% , 03/15/44 .................. 25 23,935
Dow Chemical Co. (The)
2.10% , 11/15/30
(b)
................. 78 68,186
4.38% , 11/15/42 .................. 45 38,805
3.60% , 11/15/50 .................. 45 32,901
DuPont de Nemours, Inc.
4.73% , 11/15/28 .................. 50 50,718
5.32% , 11/15/38 .................. 18 19,411
5.42% , 11/15/48 .................. 35 38,030
Eastman Chemical Co.
4.50% , 12/01/28 .................. 34 33,920
4.65% , 10/15/44 .................. 25 22,025
FMC Corp.
3.45% , 10/01/29 .................. 16 14,964
4.50% , 10/01/49 .................. 15 11,988
International Flavors & Fragrances, Inc.
4.38% , 06/01/47 .................. 10 8,168
5.00% , 09/26/48 .................. 5 4,472
LYB International Finance III LLC
2.25% , 10/01/30
(b)
................. 25 21,886
3.38% , 10/01/40 .................. 15 11,553
4.20% , 05/01/50 .................. 40 31,844
3.80% , 10/01/60
(b)
................. 30 21,578
Mosaic Co. (The), 4.05%, 11/15/27 ....... 30 29,492
Nutrien Ltd.
2.95% , 05/13/30 .................. 22 20,226
3.95% , 05/13/50 .................. 20 15,811
Sherwin-Williams Co. (The)
3.45% , 06/01/27 .................. 63 61,457
4.50% , 06/01/47 .................. 35 31,005
Westlake Corp.
5.00% , 08/15/46 .................. 15 13,723
3.13% , 08/15/51 .................. 15 9,821
799,009
Commercial Services & Supplies — 0.7%
RELX Capital, Inc., 4.00%, 03/18/29 ...... 52 51,112
Republic Services, Inc.
3.38% , 11/15/27 .................. 66 64,161
2.38% , 03/15/33
(b)
................. 46 38,547
Veralto Corp., 5.45%, 09/18/33
(a)
........ 25 25,807

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
BBB Rated Corporate Bond ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Waste Connections, Inc.
2.20% , 01/15/32 .................. USD 18 $ 15,260
3.20% , 06/01/32 .................. 19 17,159
2.95% , 01/15/52 .................. 25 16,929
228,975
Communications Equipment — 0.2%
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 22 22,050
2.75% , 05/24/31 .................. 25 22,078
5.60% , 06/01/32
(b)
................. 21 21,919
66,047
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35% , 01/15/32 .................. 25 21,022
3.05% , 10/01/41 .................. 15 10,987
32,009
Construction Materials — 0.3%
Martin Marietta Materials, Inc.
3.50% , 12/15/27 .................. 65 63,418
3.20% , 07/15/51 .................. 25 17,305
Vulcan Materials Co.
3.50% , 06/01/30 .................. 29 27,468
4.50% , 06/15/47 .................. 12 10,446
118,637
Consumer Finance — 4.4%
AerCap Ireland Capital DAC
1.65% , 10/29/24 .................. 150 149,032
6.15% , 09/30/30 .................. 180 191,766
Ally Financial, Inc.
4.75% , 06/09/27
(b)
................. 36 35,867
2.20% , 11/02/28 .................. 25 22,424
8.00% , 11/01/31 .................. 45 51,348
American Express Co., 3.63%, 12/05/24 .... 15 14,929
Capital One Financial Corp.
3.75% , 03/09/27 .................. 100 97,920
3.65% , 05/11/27 .................. 80 77,901
Discover Financial Services, 4.10%, 02/09/27 90 88,543
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 . 210 226,937
General Motors Financial Co., Inc.
3.80% , 04/07/25 .................. 42 41,621
6.05% , 10/10/25 .................. 60 60,669
1.25% , 01/08/26 .................. 135 128,814
2.35% , 02/26/27
(b)
................. 90 85,148
5.00% , 04/09/27 .................. 47 47,383
5.85% , 04/06/30
(b)
................. 30 31,291
2.35% , 01/08/31 .................. 60 51,010
6.10% , 01/07/34 .................. 25 26,124
5.95% , 04/04/34 .................. 25 25,864
Synchrony Financial
4.50% , 07/23/25 .................. 36 35,742
5.15% , 03/19/29 .................. 25 24,875
2.88% , 10/28/31 .................. 17 14,312
1,529,520
Consumer Staples Distribution & Retail — 1.2%
Dollar General Corp.
3.88% , 04/15/27
(b)
................. 35 34,185
3.50% , 04/03/30 .................. 32 29,551
5.45% , 07/05/33 .................. 10 10,009
4.13% , 04/03/50 .................. 15 11,636
Dollar Tree, Inc.
4.00% , 05/15/25 .................. 46 45,667
4.20% , 05/15/28 .................. 25 24,517
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Kroger Co. (The)
2.65% , 10/15/26 .................. USD 35 $ 33,689
2.20% , 05/01/30 .................. 25 21,930
4.90% , 09/15/31 .................. 50 49,866
4.45% , 02/01/47 .................. 18 15,406
3.95% , 01/15/50 .................. 29 22,856
Sysco Corp.
3.30% , 07/15/26
(b)
................. 30 29,341
5.95% , 04/01/30 .................. 30 32,026
6.60% , 04/01/50 .................. 30 34,494
3.15% , 12/14/51 .................. 20 13,640
408,813
Containers & Packaging — 0.7%
Amcor Flexibles North America, Inc., 2.69%,
05/25/31 ...................... 40 34,880
Avery Dennison Corp., 2.25%, 02/15/32 .... 15 12,584
Berry Global, Inc., 5.65%, 01/15/34
(a)
...... 25 25,442
International Paper Co., 4.40%, 08/15/47 ... 40 34,225
Packaging Corp. of America, 3.05%, 10/01/51 20 13,717
Sonoco Products Co.
2.85% , 02/01/32
(b)
................. 28 24,138
5.75% , 11/01/40 .................. 15 15,455
WRKCo, Inc.
3.75% , 03/15/25 .................. 31 30,743
4.90% , 03/15/29 .................. 25 25,263
3.00% , 06/15/33 .................. 15 13,067
229,514
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ...... 20 17,174
LKQ Corp., 6.25%, 06/15/33
(b)
.......... 15 15,744
32,918
Diversified REITs — 0.7%
Digital Realty Trust LP, 3.70%, 08/15/27 .... 65 63,341
GLP Capital LP
5.75% , 06/01/28 .................. 31 31,673
5.30% , 01/15/29 .................. 25 25,166
VICI Properties LP
4.38% , 05/15/25 .................. 56 55,537
4.75% , 02/15/28 .................. 50 49,814
5.63% , 05/15/52 .................. 17 16,111
241,642
Diversified Telecommunication Services — 6.4%
AT&T, Inc.
1.70% , 03/25/26 .................. 30 28,671
4.25% , 03/01/27 .................. 25 24,910
2.30% , 06/01/27 .................. 150 141,869
2.75% , 06/01/31 .................. 125 110,897
2.55% , 12/01/33 .................. 35 28,914
5.40% , 02/15/34 .................. 25 25,815
4.50% , 05/15/35 .................. 95 90,683
3.50% , 06/01/41 .................. 35 27,866
4.50% , 03/09/48 .................. 45 38,863
3.65% , 06/01/51 .................. 30 22,241
3.50% , 09/15/53 .................. 174 123,830
3.55% , 09/15/55 .................. 30 21,106
3.80% , 12/01/57 .................. 85 62,245
3.65% , 09/15/59 .................. 145 102,177
Bell Telephone Co. of Canada or Bell Canada
5.20% , 02/15/34 .................. 25 25,424
4.46% , 04/01/48 .................. 35 30,672
Series US-4 , 3.65% , 03/17/51 ......... 30 22,775
British Telecommunications plc, 9.63%,
12/15/30
(d)
..................... 50 62,799

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d) (e)
............... USD 67 $ 80,520
Orange SA
9.00% , 03/01/31
(d)
................. 45 55,235
5.38% , 01/13/42 .................. 25 24,924
Sprint Capital Corp., 6.88%, 11/15/28 ...... 102 110,509
Telefonica Emisiones SA, 7.05%, 06/20/36 .. 25 28,333
TELUS Corp., 4.60%, 11/16/48 ......... 25 21,476
Verizon Communications, Inc.
1.45% , 03/20/26 .................. 148 141,054
4.33% , 09/21/28 .................. 116 115,692
1.68% , 10/30/30 .................. 90 76,182
2.55% , 03/21/31 .................. 131 115,033
2.36% , 03/15/32 .................. 85 72,202
5.05% , 05/09/33 .................. 65 66,232
3.40% , 03/22/41 .................. 75 59,812
4.86% , 08/21/46 .................. 70 66,223
2.88% , 11/20/50
(b)
................. 30 19,819
3.55% , 03/22/51 .................. 115 86,687
2.99% , 10/30/56 .................. 85 54,711
3.70% , 03/22/61 .................. 50 36,804
2,223,205
Electric Utilities — 4.8%
AEP Texas, Inc.
Series I , 2.10% , 07/01/30 ............ 25 21,702
5.25% , 05/15/52 .................. 20 18,820
American Electric Power Co., Inc.
5.95% , 11/01/32 .................. 20 21,272
5.63% , 03/01/33 .................. 25 26,124
Avangrid, Inc., 3.20%, 04/15/25 ......... 12 11,824
Duke Energy Corp.
2.45% , 06/01/30 .................. 90 80,451
5.75% , 09/15/33
(b)
................. 50 52,778
3.75% , 09/01/46 .................. 43 32,849
3.50% , 06/15/51 .................. 35 25,060
5.80% , 06/15/54 .................. 25 25,615
Edison International, 6.95%, 11/15/29 ..... 35 38,262
Emera US Finance LP, 4.75%, 06/15/46 .... 19 16,373
Entergy Corp.
1.90% , 06/15/28 .................. 25 22,744
2.40% , 06/15/31 .................. 40 34,218
Evergy, Inc., 2.90%, 09/15/29 .......... 25 22,973
Eversource Energy
2.90% , 03/01/27 .................. 80 76,732
5.50% , 01/01/34 .................. 50 50,878
Exelon Corp.
3.95% , 06/15/25 .................. 54 53,533
5.15% , 03/15/28 .................. 88 89,840
4.05% , 04/15/30 .................. 36 35,087
4.70% , 04/15/50 .................. 25 22,195
5.60% , 03/15/53 .................. 15 15,217
FirstEnergy Corp., Series C, 3.40%, 03/01/50 . 25 17,607
NextEra Energy Capital Holdings, Inc.
4.45% , 06/20/25 .................. 27 26,892
5.75% , 09/01/25 .................. 25 25,199
2.25% , 06/01/30 .................. 125 110,192
5.25% , 02/28/53 .................. 20 19,521
Pacific Gas & Electric Co.
3.50% , 06/15/25 .................. 25 24,665
3.45% , 07/01/25 .................. 25 24,640
3.15% , 01/01/26 .................. 25 24,394
4.55% , 07/01/30 .................. 60 58,689
3.25% , 06/01/31 .................. 55 49,201
6.40% , 06/15/33 .................. 30 32,085
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.80% , 05/15/34 .................. USD 15 $ 15,436
4.00% , 12/01/46 .................. 40 30,269
4.95% , 07/01/50 .................. 60 52,314
3.50% , 08/01/50 .................. 30 20,737
6.75% , 01/15/53 .................. 28 30,535
Southern Co. (The)
3.25% , 07/01/26 .................. 73 71,310
5.50% , 03/15/29 .................. 75 78,065
5.70% , 10/15/32 .................. 25 26,397
5.70% , 03/15/34 .................. 25 26,372
4.40% , 07/01/46 .................. 45 39,294
Southwestern Electric Power Co., Series N,
1.65%, 03/15/26 ................. 35 33,487
Xcel Energy, Inc., 2.60%, 12/01/29 ....... 45 40,626
1,672,474
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05% , 04/15/28 .................. 35 36,125
6.40% , 04/15/33 .................. 25 26,473
62,598
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., 2.20%, 09/15/31 ........ 34 28,987
Arrow Electronics, Inc., 2.95%, 02/15/32
(b)
... 19 16,500
CDW LLC, 3.28%, 12/01/28 ........... 54 50,599
Corning, Inc.
4.38% , 11/15/57 .................. 25 20,501
5.45% , 11/15/79 .................. 12 11,656
Flex Ltd., 4.88%, 06/15/29 ............ 23 22,906
Jabil, Inc., 3.95%, 01/12/28 ............ 38 36,891
Keysight Technologies, Inc., 3.00%, 10/30/29 . 11 10,200
TD SYNNEX Corp.
2.38% , 08/09/28 .................. 25 22,802
2.65% , 08/09/31 .................. 20 16,907
Teledyne Technologies, Inc., 2.75%, 04/01/31 30 26,402
Trimble, Inc., 6.10%, 03/15/33 .......... 20 21,377
Vontier Corp., 2.95%, 04/01/31 ......... 10 8,620
294,348
Energy Equipment & Services — 0.4%
Halliburton Co.
4.85% , 11/15/35 .................. 25 24,661
7.45% , 09/15/39 .................. 15 18,283
4.50% , 11/15/41 .................. 25 22,316
5.00% , 11/15/45 .................. 40 37,502
NOV, Inc.
3.60% , 12/01/29 .................. 20 18,970
3.95% , 12/01/42 .................. 20 15,740
137,472
Entertainment — 0.8%
Electronic Arts, Inc., 2.95%, 02/15/51 ...... 25 17,191
Take-Two Interactive Software, Inc., 3.55%,
04/14/25 ...................... 18 17,814
Warnermedia Holdings, Inc.
3.64% , 03/15/25 .................. 50 49,522
4.28% , 03/15/32
(b)
................. 80 69,919
5.05% , 03/15/42 .................. 20 16,018
5.14% , 03/15/52 .................. 125 95,087
5.39% , 03/15/62 .................. 15 11,328
276,879
Financial Services — 1.9%
Block Financial LLC, 2.50%, 07/15/28 ..... 37 33,944
Corebridge Financial, Inc.
3.65% , 04/05/27 .................. 46 45,052

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
BBB Rated Corporate Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.85% , 04/05/29 .................. USD 40 $ 38,590
4.40% , 04/05/52
(b)
................. 20 16,634
Equitable Holdings, Inc.
4.35% , 04/20/28 .................. 31 30,635
5.59% , 01/11/33 .................. 10 10,343
5.00% , 04/20/48 .................. 17 15,832
Fidelity National Information Services, Inc.
1.15% , 03/01/26 .................. 62 58,814
5.10% , 07/15/32
(b)
................. 20 20,446
3.10% , 03/01/41 .................. 20 14,986
Fiserv, Inc.
3.20% , 07/01/26 .................. 49 47,850
3.50% , 07/01/29 .................. 75 71,732
5.63% , 08/21/33 .................. 40 41,853
4.40% , 07/01/49 .................. 30 25,732
Global Payments, Inc.
1.20% , 03/01/26 .................. 95 90,070
3.20% , 08/15/29 .................. 25 23,199
4.15% , 08/15/49 .................. 25 19,897
Jackson Financial, Inc., 4.00%, 11/23/51 .... 10 7,231
Western Union Co. (The), 1.35%, 03/15/26 .. 37 35,079
647,919
Food Products — 2.7%
Bunge Ltd. Finance Corp.
3.75% , 09/25/27 .................. 35 34,264
2.75% , 05/14/31 .................. 18 15,929
Campbell Soup Co.
4.15% , 03/15/28 .................. 28 27,695
3.13% , 04/24/50 .................. 15 10,252
Conagra Brands, Inc.
1.38% , 11/01/27 .................. 67 60,754
5.40% , 11/01/48 .................. 25 24,074
General Mills, Inc.
4.00% , 04/17/25 .................. 37 36,746
3.20% , 02/10/27 .................. 55 53,423
2.25% , 10/14/31
(b)
................. 50 42,669
3.00% , 02/01/51 .................. 17 11,356
J M Smucker Co. (The)
3.50% , 03/15/25 .................. 25 24,761
2.13% , 03/15/32 .................. 19 15,831
4.38% , 03/15/45 .................. 20 17,319
JBS USA Holding Lux SARL
3.00% , 05/15/32 .................. 100 85,366
6.50% , 12/01/52 .................. 35 36,770
Kellanova
3.40% , 11/15/27 .................. 38 36,890
4.50% , 04/01/46 .................. 12 10,651
Kraft Heinz Foods Co.
3.00% , 06/01/26 .................. 25 24,343
5.00% , 07/15/35 .................. 65 65,804
6.50% , 02/09/40 .................. 23 25,487
4.38% , 06/01/46 .................. 110 94,013
McCormick & Co., Inc.
0.90% , 02/15/26 .................. 41 38,869
1.85% , 02/15/31 .................. 16 13,482
Mondelez International, Inc.
1.50% , 05/04/25 .................. 26 25,389
3.00% , 03/17/32 .................. 35 31,315
2.63% , 09/04/50 .................. 30 19,037
Tyson Foods, Inc.
4.35% , 03/01/29 .................. 50 49,424
5.10% , 09/28/48 .................. 30 27,784
959,697
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
National Fuel Gas Co., 2.95%, 03/01/31 .... USD 15 $ 13,068
Ground Transportation — 0.6%
Canadian Pacific Railway Co.
1.75% , 12/02/26
(b)
................. 35 33,028
2.05% , 03/05/30 .................. 25 22,046
3.50% , 05/01/50 .................. 15 11,302
3.10% , 12/02/51 .................. 15 10,438
6.13% , 09/15/2115 ................ 10 10,625
Norfolk Southern Corp.
4.45% , 03/01/33 .................. 30 29,567
3.05% , 05/15/50 .................. 65 44,551
5.35% , 08/01/54
(b)
................. 10 10,044
3.16% , 05/15/55 .................. 30 20,004
Ryder System, Inc., 5.25%, 06/01/28 ...... 30 30,618
222,223
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.
1.92% , 02/01/27 .................. 46 43,206
3.95% , 04/01/30 .................. 25 24,176
2.54% , 02/01/32
(b)
................. 40 34,143
3.13% , 12/01/51 .................. 20 13,386
Becton Dickinson & Co.
4.69% , 02/13/28 .................. 46 46,242
1.96% , 02/11/31
(b)
................. 44 37,339
4.67% , 06/06/47 .................. 35 31,535
3.79% , 05/20/50 .................. 15 11,858
Boston Scientific Corp.
1.90% , 06/01/25
(b)
................. 10 9,819
2.65% , 06/01/30 .................. 22 20,065
4.70% , 03/01/49
(b)
................. 20 18,627
GE HealthCare Technologies, Inc., 5.65%,
11/15/27 ...................... 115 118,747
Koninklijke Philips NV
6.88% , 03/11/38 .................. 20 22,762
5.00% , 03/15/42 .................. 15 14,047
Smith & Nephew plc, 2.03%, 10/14/30 ..... 26 22,309
Solventum Corp.
(a)
5.45% , 03/13/31 .................. 50 51,138
5.90% , 04/30/54
(b)
................. 25 25,308
Stryker Corp.
1.15% , 06/15/25 .................. 15 14,566
3.50% , 03/15/26 .................. 55 54,096
4.63% , 03/15/46 .................. 30 27,441
Zimmer Biomet Holdings, Inc.
3.05% , 01/15/26 .................. 35 34,237
2.60% , 11/24/31 .................. 13 11,263
686,310
Health Care Providers & Services — 6.4%
Aetna, Inc.
3.50% , 11/15/24 .................. 36 35,837
6.63% , 06/15/36 .................. 14 15,500
4.13% , 11/15/42 .................. 15 12,246
3.88% , 08/15/47 .................. 20 15,093
Cardinal Health, Inc.
3.41% , 06/15/27 .................. 30 29,185
4.37% , 06/15/47 .................. 15 12,629
Cencora, Inc.
2.80% , 05/15/30 .................. 30 27,218
4.30% , 12/15/47 .................. 20 17,335
Centene Corp.
4.63% , 12/15/29 .................. 100 97,230
2.63% , 08/01/31 .................. 60 50,824

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Cigna Group (The)
4.38% , 10/15/28 .................. USD 113 $ 112,191
5.40% , 03/15/33 .................. 55 56,916
5.25% , 02/15/34 .................. 35 35,678
4.80% , 07/15/46 .................. 50 45,304
3.40% , 03/15/50 .................. 25 17,823
3.40% , 03/15/51
(b)
................. 68 48,224
CVS Health Corp.
3.88% , 07/20/25 .................. 65 64,346
5.00% , 02/20/26 .................. 36 36,128
1.30% , 08/21/27 .................. 30 27,384
4.30% , 03/25/28 .................. 60 59,289
5.13% , 02/21/30 .................. 65 65,977
2.13% , 09/15/31 .................. 35 29,066
5.25% , 02/21/33
(b)
................. 48 48,226
4.78% , 03/25/38 .................. 85 78,182
5.05% , 03/25/48 .................. 110 97,563
4.25% , 04/01/50 .................. 25 19,651
5.63% , 02/21/53
(b)
................. 74 70,752
Elevance Health, Inc.
3.35% , 12/01/24 .................. 10 9,944
2.38% , 01/15/25 .................. 36 35,624
1.50% , 03/15/26 .................. 75 71,572
2.55% , 03/15/31 .................. 47 41,416
4.38% , 12/01/47 .................. 35 30,289
3.13% , 05/15/50 .................. 25 17,362
3.60% , 03/15/51 .................. 85 63,262
HCA, Inc.
5.38% , 02/01/25 .................. 65 64,905
5.25% , 06/15/26 .................. 35 35,133
3.13% , 03/15/27 .................. 80 77,154
4.13% , 06/15/29 .................. 60 58,520
3.50% , 09/01/30 .................. 65 60,628
5.60% , 04/01/34 .................. 50 51,410
5.50% , 06/15/47 .................. 30 28,949
5.25% , 06/15/49 .................. 40 37,144
3.50% , 07/15/51 .................. 54 37,929
Humana, Inc.
3.85% , 10/01/24 .................. 37 36,981
3.70% , 03/23/29 .................. 60 57,923
5.95% , 03/15/34 .................. 35 37,002
3.95% , 08/15/49 .................. 40 31,109
Laboratory Corp. of America Holdings
1.55% , 06/01/26 .................. 36 34,116
4.70% , 02/01/45 .................. 20 18,073
Quest Diagnostics, Inc., 4.20%, 06/30/29 ... 41 40,386
Universal Health Services, Inc.
2.65% , 10/15/30 .................. 30 26,511
2.65% , 01/15/32 .................. 5 4,270
2,233,409
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 .................. 68 55,196
4.00% , 02/01/50 .................. 15 11,562
5.15% , 04/15/53 .................. 25 23,015
Healthcare Realty Holdings LP, 3.75%, 07/01/27 59 57,362
Healthpeak OP LLC
2.13% , 12/01/28 .................. 45 40,752
3.00% , 01/15/30 .................. 37 34,119
Omega Healthcare Investors, Inc., 3.25%,
04/15/33 ...................... 25 21,157
Sabra Health Care LP, 3.20%, 12/01/31 .... 35 30,399
Ventas Realty LP, 4.75%, 11/15/30 ....... 39 38,950
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
Welltower OP LLC
4.00% , 06/01/25 .................. USD 10 $ 9,912
2.05% , 01/15/29 .................. 35 31,530
2.80% , 06/01/31 .................. 30 26,602
2.75% , 01/15/32 .................. 25 21,762
4.95% , 09/01/48 .................. 16 15,120
417,438
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP, Series H, 3.38%,
12/15/29 ...................... 25 23,034
Hotels, Restaurants & Leisure — 2.0%
Darden Restaurants, Inc., 6.30%, 10/10/33
(b)
. 25 26,797
Expedia Group, Inc.
5.00% , 02/15/26 .................. 20 20,043
3.25% , 02/15/30 .................. 10 9,335
2.95% , 03/15/31 .................. 35 31,502
Marriott International, Inc.
Series EE , 5.75% , 05/01/25 ........... 23 23,110
5.00% , 10/15/27 .................. 93 94,389
Series GG , 3.50% , 10/15/32 .......... 35 31,532
McDonald's Corp.
3.38% , 05/26/25 .................. 25 24,719
3.30% , 07/01/25 .................. 36 35,532
3.70% , 01/30/26 .................. 25 24,689
3.60% , 07/01/30 .................. 70 67,166
4.95% , 08/14/33
(b)
................. 35 35,798
6.30% , 03/01/38 .................. 20 22,420
4.88% , 12/09/45 .................. 32 30,096
3.63% , 09/01/49 .................. 45 34,358
5.45% , 08/14/53 .................. 30 30,400
Starbucks Corp.
4.75% , 02/15/26 .................. 68 68,226
2.55% , 11/15/30 .................. 45 40,257
3.00% , 02/14/32 .................. 15 13,492
4.45% , 08/15/49 .................. 21 18,207
3.50% , 11/15/50 .................. 36 26,621
708,689
Household Durables — 0.2%
DR Horton, Inc., 1.40%, 10/15/27
(b)
....... 35 31,944
Lennar Corp., 4.75%, 11/29/27 .......... 28 28,233
Whirlpool Corp., 4.60%, 05/15/50
(b)
....... 20 16,326
76,503
Household Products — 0.1%
Church & Dwight Co., Inc., 5.00%, 06/15/52 .. 15 14,509
Clorox Co. (The), 1.80%, 05/15/30 ....... 23 19,897
34,406
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The), 2.45%, 01/15/31
(b)
...... 25 21,325
Constellation Energy Generation LLC
5.60% , 03/01/28 .................. 35 36,272
5.80% , 03/01/33 .................. 15 15,741
6.25% , 10/01/39 .................. 20 21,716
5.60% , 06/15/42 .................. 20 19,970
5.75% , 03/15/54 .................. 10 10,048
125,072
Insurance — 2.4%
Allstate Corp. (The)
1.45% , 12/15/30 .................. 25 20,704
5.25% , 03/30/33 .................. 55 56,821
American International Group, Inc.
5.13% , 03/27/33 .................. 35 35,703
4.80% , 07/10/45 .................. 20 18,557

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
BBB Rated Corporate Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
4.38% , 06/30/50 .................. USD 30 $ 25,935
Aon Corp.
2.80% , 05/15/30 .................. 47 42,791
3.90% , 02/28/52 .................. 28 21,830
Aon Global Ltd.
3.88% , 12/15/25 .................. 70 69,415
4.75% , 05/15/45 .................. 21 19,096
Aon North America, Inc., 5.45%, 03/01/34 ... 50 51,779
Arch Capital Group Ltd., 3.64%, 06/30/50 ... 25 18,822
Arthur J Gallagher & Co., 5.75%, 07/15/54 .. 50 50,849
Athene Holding Ltd.
6.15% , 04/03/30 .................. 10 10,642
3.50% , 01/15/31 .................. 18 16,557
Brighthouse Financial, Inc., 4.70%, 06/22/47
(b)
15 11,865
Brown & Brown, Inc.
2.38% , 03/15/31 .................. 20 17,124
4.95% , 03/17/52 .................. 20 18,255
CNA Financial Corp., 3.45%, 08/15/27 ..... 60 58,279
CNO Financial Group, Inc., 6.45%, 06/15/34 . 15 15,645
Enstar Group Ltd., 3.10%, 09/01/31 ....... 25 21,237
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52
(b)
..................... 30 19,544
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 .................. 25 22,482
6.10% , 03/15/55
(a)
................. 25 25,297
Fidelity National Financial, Inc., 3.40%,
06/15/30 ...................... 15 13,816
Hartford Financial Services Group, Inc. (The)
2.80% , 08/19/29
(b)
................. 28 25,799
3.60% , 08/19/49 .................. 20 15,258
2.90% , 09/15/51 .................. 10 6,635
Lincoln National Corp.
3.05% , 01/15/30 .................. 22 20,249
7.00% , 06/15/40 .................. 7 7,954
Markel Group, Inc.
5.00% , 04/05/46 .................. 15 13,594
3.45% , 05/07/52 .................. 30 20,758
Old Republic International Corp., 3.85%,
06/11/51 ...................... 15 11,014
Willis North America, Inc.
4.50% , 09/15/28 .................. 32 31,820
3.88% , 09/15/49 .................. 17 13,081
849,207
IT Services — 0.2%
Kyndryl Holdings, Inc.
2.05% , 10/15/26 .................. 18 16,905
2.70% , 10/15/28 .................. 25 22,839
4.10% , 10/15/41 .................. 10 7,907
VeriSign, Inc., 2.70%, 06/15/31 ......... 42 36,548
84,199
Leisure Products — 0.1%
Hasbro, Inc., 3.55%, 11/19/26 .......... 35 34,047
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc., 2.30%, 03/12/31 .. 24 20,803
Revvity, Inc., 1.90%, 09/15/28 .......... 37 33,295
54,098
Machinery — 1.1%
CNH Industrial Capital LLC
3.95% , 05/23/25 .................. 31 30,758
1.88% , 01/15/26 .................. 15 14,437
Flowserve Corp., 2.80%, 01/15/32 ....... 15 12,781
Fortive Corp., 4.30%, 06/15/46 .......... 10 8,569
IDEX Corp., 2.63%, 06/15/31 ........... 20 17,399
Security
Par (000)
Par (000) Value
Machinery (continued)
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... USD 35 $ 36,895
Otis Worldwide Corp.
2.57% , 02/15/30 .................. 39 35,197
3.11% , 02/15/40 .................. 25 19,384
Parker-Hannifin Corp.
3.25% , 03/01/27 .................. 41 39,855
3.25% , 06/14/29 .................. 50 47,414
4.00% , 06/14/49 .................. 30 24,913
Stanley Black & Decker, Inc.
2.30% , 02/24/25 .................. 30 29,668
4.25% , 11/15/28 .................. 35 34,743
4.85% , 11/15/48 .................. 15 13,465
Westinghouse Air Brake Technologies Corp.,
4.70%, 09/15/28
(d)
................ 33 33,137
398,615
Media — 2.5%
Charter Communications Operating LLC
4.91% , 07/23/25 .................. 29 28,905
2.80% , 04/01/31 .................. 65 55,050
4.40% , 04/01/33
(b)
................. 60 54,602
6.48% , 10/23/45 .................. 60 57,536
5.38% , 05/01/47 .................. 35 29,221
5.75% , 04/01/48 .................. 67 58,219
3.70% , 04/01/51 .................. 35 22,188
3.90% , 06/01/52 .................. 45 29,471
3.85% , 04/01/61 .................. 50 30,380
3.95% , 06/30/62 .................. 35 21,601
Discovery Communications LLC
3.95% , 03/20/28 .................. 85 80,556
5.20% , 09/20/47 .................. 45 35,376
Fox Corp.
4.71% , 01/25/29 .................. 50 50,340
6.50% , 10/13/33 .................. 10 10,840
5.48% , 01/25/39 .................. 25 24,914
5.58% , 01/25/49 .................. 10 9,668
Interpublic Group of Cos., Inc. (The)
2.40% , 03/01/31 .................. 18 15,506
5.40% , 10/01/48 .................. 10 9,645
Omnicom Group, Inc.
3.60% , 04/15/26 .................. 25 24,579
2.60% , 08/01/31 .................. 32 27,906
Paramount Global
4.95% , 01/15/31
(b)
................. 45 41,785
6.88% , 04/30/36 .................. 10 9,959
4.38% , 03/15/43 .................. 25 17,969
5.85% , 09/01/43 .................. 10 8,524
4.95% , 05/19/50 .................. 25 18,654
Time Warner Cable LLC
6.55% , 05/01/37 .................. 20 19,763
7.30% , 07/01/38 .................. 25 26,147
6.75% , 06/15/39 .................. 35 34,752
5.50% , 09/01/41 .................. 35 30,090
884,146
Metals & Mining — 0.7%
ArcelorMittal SA
4.25% , 07/16/29 .................. 63 61,570
7.00% , 10/15/39
(d)
................. 5 5,542
Barrick North America Finance LLC, 5.70%,
05/30/41 ...................... 35 36,001
Freeport-McMoRan, Inc.
5.40% , 11/14/34 .................. 20 20,402
5.45% , 03/15/43 .................. 25 24,427
Newmont Corp.
2.25% , 10/01/30 .................. 25 22,165

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
2.60% , 07/15/32 .................. USD 46 $ 40,081
4.88% , 03/15/42 .................. 35 33,717
243,905
Multi-Utilities — 1.3%
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30 ........... 80 74,762
Series B , 3.30% , 04/15/41 ............ 24 18,078
DTE Energy Co.
Series C , 2.53% , 10/01/24
(d)
.......... 27 26,928
2.85% , 10/01/26 .................. 35 33,832
National Grid plc, 5.42%, 01/11/34 ....... 25 25,524
NiSource, Inc.
3.49% , 05/15/27 .................. 35 34,079
3.60% , 05/01/30 .................. 45 42,639
4.38% , 05/15/47 .................. 50 42,548
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 .................. 41 42,598
2.45% , 11/15/31 .................. 17 14,587
Sempra
3.40% , 02/01/28 .................. 52 50,147
3.80% , 02/01/38 .................. 15 12,782
4.00% , 02/01/48 .................. 15 11,890
WEC Energy Group, Inc., 2.20%, 12/15/28 .. 43 39,150
469,544
Office REITs — 0.3%
Boston Properties LP
3.65% , 02/01/26 .................. 25 24,458
2.75% , 10/01/26 .................. 20 19,040
2.90% , 03/15/30 .................. 45 39,737
3.25% , 01/30/31 .................. 40 35,202
118,437
Oil, Gas & Consumable Fuels — 9.8%
6297782 LLC, 5.58%, 10/01/34
(a)
........ 25 24,918
Apache Corp., 4.25%, 01/15/30
(b)
........ 20 19,079
Boardwalk Pipelines LP
5.95% , 06/01/26 .................. 18 18,293
3.40% , 02/15/31 .................. 25 22,520
Canadian Natural Resources Ltd.
3.85% , 06/01/27 .................. 35 34,342
6.25% , 03/15/38 .................. 25 26,637
4.95% , 06/01/47 .................. 15 13,397
Cenovus Energy, Inc.
6.75% , 11/15/39 .................. 8 8,949
3.75% , 02/15/52
(b)
................. 25 18,408
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 45 45,429
2.74% , 12/31/39 .................. 19 15,378
Cheniere Energy Partners LP
3.25% , 01/31/32 .................. 45 39,847
5.95% , 06/30/33 .................. 25 26,194
Cheniere Energy, Inc., 5.65%, 04/15/34
(a)
... 35 36,029
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 15 15,197
Continental Resources, Inc., 4.90%, 06/01/44 25 21,250
Devon Energy Corp.
4.50% , 01/15/30 .................. 24 23,787
5.60% , 07/15/41 .................. 20 19,522
5.00% , 06/15/45 .................. 20 17,839
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 70 66,164
5.40% , 04/18/34 .................. 25 25,431
4.25% , 03/15/52 .................. 20 16,066
5.75% , 04/18/54 .................. 25 24,973
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.
5.70% , 03/08/33 .................. USD 50 $ 52,166
2.50% , 08/01/33 .................. 25 20,685
4.00% , 11/15/49 .................. 25 19,868
Energy Transfer LP
4.75% , 01/15/26 .................. 50 49,906
5.50% , 06/01/27 .................. 71 72,391
4.15% , 09/15/29 .................. 36 35,109
3.75% , 05/15/30 .................. 53 50,063
5.75% , 02/15/33 .................. 35 36,298
6.55% , 12/01/33 .................. 30 32,761
5.00% , 05/15/44
(d)
................. 42 37,544
5.15% , 03/15/45 .................. 35 31,988
6.25% , 04/15/49 .................. 34 35,359
5.00% , 05/15/50 .................. 70 62,208
EQT Corp., 5.70%, 04/01/28 ........... 43 44,085
Hess Corp.
7.30% , 08/15/31 .................. 32 36,451
5.60% , 02/15/41
(b)
................. 35 35,826
Kinder Morgan Energy Partners LP
6.95% , 01/15/38 .................. 45 50,504
5.50% , 03/01/44 .................. 39 37,592
Kinder Morgan, Inc.
4.30% , 06/01/25 .................. 87 86,323
1.75% , 11/15/26 .................. 36 33,911
7.75% , 01/15/32 .................. 25 28,892
5.20% , 06/01/33 .................. 25 25,030
5.55% , 06/01/45 .................. 40 38,781
3.60% , 02/15/51 .................. 45 31,967
Marathon Oil Corp.
4.40% , 07/15/27 .................. 28 27,862
6.60% , 10/01/37 .................. 10 11,199
5.20% , 06/01/45 .................. 15 14,338
Marathon Petroleum Corp.
4.70% , 05/01/25 .................. 75 74,840
6.50% , 03/01/41 .................. 30 32,312
MPLX LP
1.75% , 03/01/26 .................. 57 54,496
2.65% , 08/15/30 .................. 60 53,552
4.50% , 04/15/38 .................. 40 36,455
5.50% , 02/15/49 .................. 45 43,148
5.65% , 03/01/53 .................. 35 34,176
Occidental Petroleum Corp.
5.55% , 03/15/26 .................. 35 35,293
8.88% , 07/15/30 .................. 30 35,337
7.50% , 05/01/31 .................. 60 67,906
6.45% , 09/15/36 .................. 25 27,058
6.60% , 03/15/46 .................. 35 37,827
ONEOK, Inc.
5.85% , 01/15/26 .................. 20 20,253
4.00% , 07/13/27 .................. 39 38,466
6.35% , 01/15/31 .................. 10 10,708
6.10% , 11/15/32 .................. 35 37,135
6.05% , 09/01/33 .................. 25 26,396
4.25% , 09/15/46 .................. 25 20,176
5.20% , 07/15/48 .................. 40 36,719
3.95% , 03/01/50 .................. 30 22,671
6.63% , 09/01/53 .................. 25 27,563
Ovintiv, Inc., 6.50%, 08/15/34 .......... 20 21,639
Phillips 66
4.65% , 11/15/34 .................. 35 33,862
4.88% , 11/15/44 .................. 35 32,047
Phillips 66 Co.
4.95% , 12/01/27
(b)
................. 30 30,458
3.15% , 12/15/29 .................. 30 28,027

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
BBB Rated Corporate Bond ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP, 3.55%,
12/15/29 ...................... USD 45 $ 42,351
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 20 20,008
4.50% , 05/15/30
(b)
................. 60 59,384
Spectra Energy Partners LP, 4.50%, 03/15/45 25 21,323
Suncor Energy, Inc.
6.80% , 05/15/38 .................. 35 39,124
3.75% , 03/04/51
(b)
................. 35 25,856
Targa Resources Corp.
4.20% , 02/01/33 .................. 40 37,228
6.13% , 03/15/33 .................. 25 26,597
6.25% , 07/01/52 .................. 25 26,231
Targa Resources Partners LP, 6.88%, 01/15/29 60 61,662
TransCanada PipeLines Ltd.
4.25% , 05/15/28 .................. 25 24,730
2.50% , 10/12/31 .................. 42 36,565
6.20% , 10/15/37 .................. 35 37,490
7.63% , 01/15/39 .................. 26 31,631
5.10% , 03/15/49 .................. 35 33,400
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 02/01/26 ................. 24 24,818
Valero Energy Corp.
4.35% , 06/01/28 .................. 35 34,726
6.63% , 06/15/37 .................. 25 27,579
3.65% , 12/01/51
(b)
................. 20 14,293
Western Midstream Operating LP
(d)
4.05% , 02/01/30 .................. 40 38,220
5.25% , 02/01/50 .................. 35 31,275
Williams Cos., Inc. (The)
5.40% , 03/02/26 .................. 25 25,233
3.75% , 06/15/27 .................. 30 29,367
2.60% , 03/15/31 .................. 65 56,803
6.30% , 04/15/40 .................. 30 32,078
5.10% , 09/15/45 .................. 35 32,566
3.50% , 10/15/51 .................. 25 17,968
3,425,782
Passenger Airlines — 0.2%
Southwest Airlines Co., 5.25%, 05/04/25 .... 68 67,981
Pharmaceuticals — 1.0%
Mylan, Inc., 5.20%, 04/15/48 ........... 35 29,908
Royalty Pharma plc
1.20% , 09/02/25 .................. 37 35,660
1.75% , 09/02/27 .................. 53 48,906
3.30% , 09/02/40 .................. 25 18,966
3.55% , 09/02/50
(b)
................. 20 14,161
Utah Acquisition Sub, Inc., 3.95%, 06/15/26 .. 25 24,644
Viatris, Inc.
2.70% , 06/22/30
(b)
................. 45 39,585
4.00% , 06/22/50 .................. 30 21,288
Zoetis, Inc.
5.40% , 11/14/25 .................. 30 30,214
2.00% , 05/15/30 .................. 52 45,386
4.70% , 02/01/43 .................. 30 27,795
336,513
Professional Services — 0.3%
Broadridge Financial Solutions, Inc., 2.60%,
05/01/31 ...................... 29 25,199
Equifax, Inc.
3.10% , 05/15/30 .................. 25 23,137
2.35% , 09/15/31 .................. 43 36,796
Thomson Reuters Corp., 5.85%, 04/15/40 ... 5 5,213
Security
Par (000)
Par (000) Value
Professional Services (continued)
Verisk Analytics, Inc., 3.63%, 05/15/50 ..... USD 10 $ 7,517
97,862
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 2.50%, 04/01/31 ..... 65 55,917
Residential REITs — 0.2%
American Homes 4 Rent LP, 3.63%, 04/15/32 10 9,084
Essex Portfolio LP, 2.65%, 03/15/32 ...... 30 25,697
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 ................. 46 41,758
76,539
Retail REITs — 0.3%
Brixmor Operating Partnership LP
4.13% , 06/15/26 .................. 26 25,689
2.50% , 08/16/31
(b)
................. 30 25,520
Kimco Realty OP LLC
3.30% , 02/01/25 .................. 10 9,923
2.70% , 10/01/30 .................. 30 26,946
6.40% , 03/01/34 .................. 20 21,987
110,065
Semiconductors & Semiconductor Equipment — 3.4%
Broadcom Corp., 3.88%, 01/15/27 ....... 75 73,964
Broadcom, Inc.
(a)
4.00% , 04/15/29 .................. 60 58,479
2.45% , 02/15/31 .................. 105 91,591
3.42% , 04/15/33 .................. 105 93,580
3.47% , 04/15/34 .................. 20 17,668
3.14% , 11/15/35 .................. 60 50,112
4.93% , 05/15/37 .................. 20 19,550
3.50% , 02/15/41 .................. 50 39,996
3.75% , 02/15/51 .................. 15 11,654
Intel Corp.
1.60% , 08/12/28 .................. 75 66,226
2.00% , 08/12/31 .................. 75 61,689
5.15% , 02/21/34 .................. 50 49,403
3.73% , 12/08/47 .................. 100 71,289
3.05% , 08/12/51 .................. 100 62,197
3.20% , 08/12/61 .................. 100 58,681
Marvell Technology, Inc.
2.45% , 04/15/28 .................. 35 32,339
2.95% , 04/15/31 .................. 32 28,574
Microchip Technology, Inc., 4.25%, 09/01/25 . 31 30,752
Micron Technology, Inc.
4.19% , 02/15/27 .................. 35 34,643
6.75% , 11/01/29 .................. 41 44,614
4.66% , 02/15/30 .................. 64 63,877
3.48% , 11/01/51
(b)
................. 15 10,682
NXP BV
3.88% , 06/18/26 .................. 21 20,700
4.30% , 06/18/29 .................. 41 40,401
2.65% , 02/15/32 .................. 10 8,587
5.00% , 01/15/33
(b)
................. 25 25,019
3.25% , 05/11/41 .................. 15 11,406
3.13% , 02/15/42 .................. 15 11,013
3.25% , 11/30/51 .................. 5 3,431
1,192,117
Software — 3.3%
Autodesk, Inc., 2.40%, 12/15/31 ......... 26 22,417
Oracle Corp.
2.50% , 04/01/25 .................. 79 77,789
2.95% , 05/15/25 .................. 50 49,232
1.65% , 03/25/26 .................. 41 39,166
2.65% , 07/15/26 .................. 25 24,141

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
4.50% , 05/06/28 .................. USD 75 $ 75,374
2.95% , 04/01/30 .................. 35 32,107
2.88% , 03/25/31 .................. 155 138,743
4.30% , 07/08/34 .................. 35 33,070
6.50% , 04/15/38 .................. 65 72,272
3.60% , 04/01/40 .................. 95 76,469
3.65% , 03/25/41 .................. 80 63,942
4.00% , 07/15/46 .................. 10 7,971
3.60% , 04/01/50 .................. 15 10,964
3.95% , 03/25/51 .................. 65 50,333
5.55% , 02/06/53 .................. 15 14,850
3.85% , 04/01/60 .................. 100 72,162
4.10% , 03/25/61 .................. 35 26,450
Roper Technologies, Inc.
1.00% , 09/15/25 .................. 56 53,954
1.40% , 09/15/27 .................. 41 37,529
1.75% , 02/15/31 .................. 23 19,200
VMware LLC, 3.90%, 08/21/27 .......... 110 108,128
Workday, Inc., 3.50%, 04/01/27 ......... 37 36,211
1,142,474
Specialized REITs — 2.0%
American Tower Corp.
2.40% , 03/15/25 .................. 25 24,592
3.38% , 10/15/26 .................. 72 70,116
3.80% , 08/15/29 .................. 120 114,999
3.10% , 06/15/50 .................. 70 47,713
Crown Castle, Inc.
3.80% , 02/15/28 .................. 150 145,809
2.50% , 07/15/31 .................. 50 42,830
2.90% , 04/01/41 .................. 34 24,635
3.25% , 01/15/51
(b)
................. 15 10,446
CubeSmart LP, 2.25%, 12/15/28 ......... 20 18,176
Equinix, Inc.
1.45% , 05/15/26 .................. 31 29,380
2.15% , 07/15/30 .................. 70 61,019
2.95% , 09/15/51 .................. 17 11,029
Extra Space Storage LP, 2.40%, 10/15/31 ... 25 21,238
Weyerhaeuser Co.
4.00% , 11/15/29 .................. 25 24,283
7.38% , 03/15/32 .................. 30 34,420
680,685
Specialty Retail — 1.6%
AutoNation, Inc., 3.85%, 03/01/32
(b)
....... 10 9,137
AutoZone, Inc.
1.65% , 01/15/31 .................. 25 20,796
4.75% , 08/01/32 .................. 33 32,842
4.75% , 02/01/33 .................. 25 24,709
Best Buy Co., Inc., 1.95%, 10/01/30 ...... 24 20,745
Dick's Sporting Goods, Inc., 4.10%, 01/15/52 . 10 7,458
Lowe's Cos., Inc.
4.80% , 04/01/26 .................. 50 50,158
2.50% , 04/15/26 .................. 65 62,979
1.70% , 10/15/30 .................. 61 51,778
5.00% , 04/15/33 .................. 40 40,672
3.70% , 04/15/46 .................. 45 34,482
4.25% , 04/01/52 .................. 40 32,844
5.80% , 09/15/62 .................. 30 30,521
5.85% , 04/01/63 .................. 30 30,716
O'Reilly Automotive, Inc., 3.90%, 06/01/29 ... 60 58,448
Tractor Supply Co., 5.25%, 05/15/33 ...... 35 35,826
544,111
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 1.3%
Dell International LLC
6.02% , 06/15/26 .................. USD 34 $ 34,729
5.25% , 02/01/28 .................. 70 71,689
8.10% , 07/15/36 .................. 25 30,687
3.45% , 12/15/51 .................. 16 11,393
Hewlett Packard Enterprise Co.
(d)
4.90% , 10/15/25 .................. 58 57,923
6.35% , 10/15/45 .................. 20 21,498
HP, Inc.
2.20% , 06/17/25 .................. 30 29,419
4.75% , 01/15/28 .................. 70 70,771
2.65% , 06/17/31 .................. 35 30,494
6.00% , 09/15/41
(b)
................. 20 21,095
NetApp, Inc., 1.88%, 06/22/25 .......... 55 53,769
Western Digital Corp., 3.10%, 02/01/32 .... 15 12,576
446,043
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc.
7.00% , 11/27/26 .................. 25 25,785
7.85% , 11/27/33 .................. 25 26,706
VF Corp.
2.40% , 04/23/25 .................. 10 9,800
2.95% , 04/23/30
(b)
................. 20 17,248
79,539
Tobacco — 1.9%
Altria Group, Inc.
4.40% , 02/14/26 .................. 41 40,797
4.80% , 02/14/29 .................. 84 84,470
5.80% , 02/14/39 .................. 40 41,303
4.50% , 05/02/43 .................. 35 30,100
5.95% , 02/14/49
(b)
................. 60 61,683
3.70% , 02/04/51 .................. 35 25,190
BAT Capital Corp.
3.56% , 08/15/27 .................. 44 42,876
6.34% , 08/02/30 .................. 70 75,193
2.73% , 03/25/31 .................. 40 35,166
4.74% , 03/16/32 .................. 25 24,554
4.39% , 08/15/37 .................. 50 44,548
4.54% , 08/15/47 .................. 50 40,894
5.65% , 03/16/52 .................. 30 28,349
Reynolds American, Inc.
4.45% , 06/12/25 .................. 51 50,759
5.85% , 08/15/45 .................. 30 29,398
655,280
Trading Companies & Distributors — 0.6%
Air Lease Corp.
2.88% , 01/15/26
(b)
................. 37 35,983
2.20% , 01/15/27 .................. 30 28,375
2.10% , 09/01/28 .................. 85 76,871
Aircastle Ltd., 4.25%, 06/15/26 .......... 25 24,686
GATX Corp.
4.00% , 06/30/30 .................. 35 33,739
3.10% , 06/01/51 .................. 10 6,651
206,305
Water Utilities — 0.1%
Essential Utilities, Inc.
3.35% , 04/15/50 .................. 10 7,031
5.30% , 05/01/52 .................. 15 14,362
21,393
Wireless Telecommunication Services — 3.3%
Rogers Communications, Inc.
3.63% , 12/15/25 .................. 30 29,537

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
BBB Rated Corporate Bond ETF
16
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
3.20% , 03/15/27 .................. USD 71 $ 68,700
5.30% , 02/15/34 .................. 25 25,213
5.00% , 03/15/44 .................. 50 46,460
3.70% , 11/15/49 .................. 60 44,570
Telefonica Europe BV, 8.25%, 09/15/30 .... 60 70,031
T-Mobile USA, Inc.
3.50% , 04/15/25 .................. 25 24,728
1.50% , 02/15/26 .................. 57 54,485
3.75% , 04/15/27 .................. 85 83,409
4.95% , 03/15/28 .................. 35 35,569
3.88% , 04/15/30 .................. 145 139,496
2.55% , 02/15/31 .................. 85 74,665
3.50% , 04/15/31 .................. 35 32,462
5.05% , 07/15/33 .................. 40 40,463
3.00% , 02/15/41 .................. 55 41,078
4.50% , 04/15/50 .................. 65 56,491
3.30% , 02/15/51 .................. 60 42,351
3.40% , 10/15/52 .................. 15 10,685
5.65% , 01/15/53 .................. 30 30,820
3.60% , 11/15/60 .................. 45 32,030
Vodafone Group plc
4.38% , 05/30/28 .................. 42 42,334
6.15% , 02/27/37 .................. 33 35,876
5.25% , 05/30/48 .................. 45 42,908
4.25% , 09/17/50 .................. 15 12,263
5.75% , 02/10/63 .................. 33 32,746
1,149,370
Total Long-Term Investments — 97 .8%
(Cost: $ 35,564,227 ) ............................... 34,103,479
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.5%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(h)
.................. 1,927,173 $ 1,928,523
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.25% ................... 356,914 356,914
Total Short-Term Securities — 6 .5%
(Cost: $ 2,284,116 ) ............................... 2,285,437
Total Investments — 104 .3%
(Cost: $ 37,848,343 ) ............................... 36,388,916
Liabilities in Excess of Other Assets — (4.3) % ............. (1,508,899)
Net Assets — 100.0% ...............................
$ 34,880,017
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,751,987 $ — $ (823,921)
(a)
$ (94) $ 551 $ 1,928,523 1,927,173 $ 2,475
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 630,000 — (273,086)
(a)
— — 356,914 356,914 20,151 —
$ (94) $ 551 $ 2,285,437 $ 22,626 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
17
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 34,103,479 $ — $ 34,103,479
Short-Term Securities
Money Market Funds ...................................... 2,285,437 — — 2,285,437
$ 2,285,437 $ 34,103,479 $ — $ 36,388,916

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited)
August 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Air Freight & Logistics — 0.7%
FedEx Corp.
2.40% , 05/15/31
(a)
................. USD 11 $ 9,666
4.55% , 04/01/46 .................. 37 32,234
United Parcel Service, Inc.
6.20% , 01/15/38 .................. 15 16,785
3.75% , 11/15/47 .................. 27 21,587
5.50% , 05/22/54 .................. 7 7,273
87,545
Automobile Components — 0.1%
Aptiv plc
3.25% , 03/01/32 .................. 10 8,918
4.15% , 05/01/52 .................. 10 7,665
16,583
Automobiles — 0.7%
General Motors Co.
6.80% , 10/01/27 .................. 25 26,422
5.60% , 10/15/32 .................. 15 15,506
5.15% , 04/01/38 .................. 25 23,943
6.25% , 10/02/43 .................. 10 10,385
5.20% , 04/01/45 .................. 10 9,156
85,412
Banks — 21.2%
Banco Santander SA
5.59% , 08/08/28 .................. 25 25,892
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 5.54% ,
03/14/30
(b)
.................... 25 25,679
6.35% , 03/14/34 .................. 25 26,185
Bank of America Corp.
(b)
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 65 62,677
(1-day SOFR + 1.63%), 5.20% , 04/25/29 . 25 25,535
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 10 9,727
(1-day SOFR + 2.15%), 2.59% , 04/29/31 . 25 22,410
(1-day SOFR + 1.32%), 2.69% , 04/22/32 . 50 43,901
(1-day SOFR + 1.22%), 2.30% , 07/21/32 . 60 51,006
(1-day SOFR + 1.33%), 2.97% , 02/04/33 . 20 17,614
(1-day SOFR + 2.16%), 5.02% , 07/22/33 . 5 5,051
(1-day SOFR + 1.84%), 5.87% , 09/15/34 . 15 15,941
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 15 15,511
(3-mo. CME Term SOFR + 1.58%), 4.08% ,
04/23/40 ..................... 45 40,207
(1-day SOFR + 1.93%), 2.68% , 06/19/41 . 10 7,306
(1-day SOFR + 1.58%), 3.31% , 04/22/42 . 15 11,860
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51 ..................... 5 4,206
(1-day SOFR + 1.88%), 2.83% , 10/24/51 . 10 6,678
(1-day SOFR + 1.56%), 2.97% , 07/21/52 . 52 36,086
Bank of Montreal, 5.72%, 09/25/28 ....... 10 10,439
Bank of Nova Scotia (The), 2.45%, 02/02/32 . 25 21,511
Barclays plc
(b)
(1-day SOFR + 1.74%), 5.69% , 03/12/30 . 25 25,761
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75% ,
08/09/33 ..................... 25 25,889
(1-day SOFR + 2.98%), 6.22% , 05/09/34 . 20 21,249
(1-day SOFR + 2.62%), 6.69% , 09/13/34 . 15 16,439
Canadian Imperial Bank of Commerce
3.60% , 04/07/32 .................. 10 9,218
6.09% , 10/03/33 .................. 6 6,458
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc.
4.45% , 09/29/27 .................. USD 20 $ 19,900
4.13% , 07/25/28 .................. 15 14,726
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(b)
.................... 15 14,554
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(b)
10 9,204
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(b)
95 93,411
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(b)
10 8,653
6.63% , 06/15/32 .................. 15 16,453
(1-day SOFR + 1.35%), 3.06% , 01/25/33
(b)
10 8,788
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(b)
5 4,615
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(b)
10 9,951
(1-day SOFR + 1.45%), 5.45% , 06/11/35
(b)
15 15,417
(1-day SOFR + 1.38%), 2.90% , 11/03/42
(a) (b)
30 21,914
4.75% , 05/18/46 .................. 55 49,849
4.65% , 07/23/48 .................. 25 22,729
Citizens Financial Group, Inc.
(1-day SOFR + 2.01%), 5.84% , 01/23/30
(b)
10 10,265
3.25% , 04/30/30 .................. 10 9,183
(1-day SOFR + 2.33%), 6.65% , 04/25/35
(b)
5 5,402
Cooperatieve Rabobank UA, 5.25%, 05/24/41 40 41,278
Fifth Third Bancorp
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(b)
10 10,545
(SOFR Index + 2.13%), 4.77% , 07/28/30
(b)
10 9,949
8.25% , 03/01/38 .................. 6 7,419
HSBC Holdings plc
(b)
(1-day SOFR + 1.97%), 6.16% , 03/09/29 . 40 41,785
(1-day SOFR + 1.19%), 2.80% , 05/24/32 . 200 173,874
Huntington Bancshares, Inc.
(1-day SOFR + 2.02%), 6.21% , 08/21/29
(b)
15 15,768
2.55% , 02/04/30 .................. 5 4,444
(SOFR Index + 1.87%), 5.71% , 02/02/35
(b)
7 7,168
ING Groep NV, (1-day SOFR + 2.09%), 6.11%,
09/11/34
(b)
..................... 20 21,391
JPMorgan Chase & Co.
(1-day SOFR + 1.45%), 5.30% , 07/24/29
(b)
33 33,859
(1-day SOFR + 1.75%), 4.57% , 06/14/30
(b)
10 9,988
(1-day SOFR + 1.13%), 5.00% , 07/22/30
(b)
15 15,252
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30
(b)
.................... 15 13,731
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31
(b)
.................... 15 14,928
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32
(b)
.................... 110 96,193
(1-day SOFR + 2.08%), 4.91% , 07/25/33
(b)
15 15,105
(1-day SOFR + 1.85%), 5.35% , 06/01/34
(b)
15 15,468
(1-day SOFR + 1.49%), 5.77% , 04/22/35
(b)
15 15,868
6.40% , 05/15/38 .................. 95 109,916
5.40% , 01/06/42 .................. 15 15,700
(3-mo. CME Term SOFR + 1.72%), 4.03% ,
07/24/48
(b)
.................... 15 12,742
(1-day SOFR + 1.58%), 3.33% , 04/22/52
(b)
10 7,459
KeyCorp
2.55% , 10/01/29 .................. 20 17,882
(SOFR Index + 2.06%), 4.79% , 06/01/33
(b)
10 9,628
Lloyds Banking Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.75%), 5.68%, 01/05/35
(b)
........... 40 41,388
M&T Bank Corp., (1-day SOFR + 1.85%),
5.05%, 01/27/34
(b)
................ 6 5,823
Mitsubishi UFJ Financial Group, Inc., 2.05%,
07/17/30 ...................... 200 173,304
NatWest Group plc
(b)
(3-mo. LIBOR USD + 1.75%), 4.89% ,
05/18/29 ..................... 50 50,109

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78% ,
03/01/35 ..................... USD 10 $ 10,452
PNC Financial Services Group, Inc. (The)
(1-day SOFR + 1.84%), 5.58% , 06/12/29
(a) (b)
15 15,479
2.55% , 01/22/30 .................. 50 45,431
(SOFR Index + 2.14%), 6.04% , 10/28/33
(b)
16 17,009
(1-day SOFR + 2.28%), 6.88% , 10/20/34
(b)
20 22,486
(1-day SOFR + 1.90%), 5.68% , 01/22/35
(b)
5 5,216
(1-day SOFR + 1.60%), 5.40% , 07/23/35
(a) (b)
8 8,185
Royal Bank of Canada
6.00% , 11/01/27 .................. 25 26,242
5.20% , 08/01/28 .................. 10 10,313
2.30% , 11/03/31 .................. 10 8,638
5.00% , 02/01/33 .................. 10 10,193
5.15% , 02/01/34 .................. 10 10,236
Santander Holdings USA, Inc., (1-day SOFR +
2.36%), 6.50%, 03/09/29
(b)
........... 20 20,842
Sumitomo Mitsui Financial Group, Inc.
3.35% , 10/18/27 .................. 200 192,971
3.04% , 07/16/29 .................. 35 32,534
5.56% , 07/09/34 .................. 10 10,400
Toronto-Dominion Bank (The)
2.00% , 09/10/31
(a)
................. 15 12,715
4.46% , 06/08/32 .................. 35 34,146
Truist Financial Corp.
(b)
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 15 15,367
(1-day SOFR + 1.85%), 5.12% , 01/26/34 . 25 24,843
(1-day SOFR + 2.36%), 5.87% , 06/08/34 . 10 10,444
(1-day SOFR + 1.92%), 5.71% , 01/24/35 . 10 10,364
US Bancorp
(1-day SOFR + 2.02%), 5.78% , 06/12/29
(b)
25 25,969
1.38% , 07/22/30
(a)
................. 65 54,632
(1-day SOFR + 1.60%), 4.84% , 02/01/34
(b)
10 9,818
(1-day SOFR + 2.26%), 5.84% , 06/12/34
(b)
10 10,484
(1-day SOFR + 1.86%), 5.68% , 01/23/35
(b)
10 10,396
Westpac Banking Corp.
5.54% , 11/17/28 .................. 15 15,718
2.15% , 06/03/31 .................. 15 13,010
6.82% , 11/17/33 .................. 5 5,587
2.96% , 11/16/40
(a)
................. 10 7,325
3.13% , 11/18/41 .................. 5 3,717
2,644,576
Beverages — 0.1%
Keurig Dr Pepper, Inc., 3.80%, 05/01/50 .... 20 15,709
Biotechnology — 4.8%
AbbVie, Inc.
4.80% , 03/15/29 .................. 25 25,541
3.20% , 11/21/29 .................. 30 28,384
5.05% , 03/15/34 .................. 20 20,563
4.50% , 05/14/35 .................. 15 14,702
4.05% , 11/21/39 .................. 70 63,359
4.70% , 05/14/45 .................. 25 23,505
4.25% , 11/21/49 .................. 55 47,983
5.50% , 03/15/64 .................. 8 8,304
Amgen, Inc.
1.65% , 08/15/28 .................. 50 45,046
5.25% , 03/02/30 .................. 27 27,964
2.00% , 01/15/32 .................. 10 8,356
5.25% , 03/02/33 .................. 27 27,669
5.60% , 03/02/43 .................. 28 28,594
4.40% , 05/01/45 .................. 15 13,049
4.66% , 06/15/51 .................. 75 66,773
4.40% , 02/22/62 .................. 10 8,283
Security
Par (000)
Par (000) Value
Biotechnology (continued)
5.75% , 03/02/63 .................. USD 12 $ 12,300
Biogen, Inc.
2.25% , 05/01/30 .................. 20 17,623
3.15% , 05/01/50 .................. 10 6,747
Gilead Sciences, Inc.
1.65% , 10/01/30 .................. 25 21,266
4.00% , 09/01/36 .................. 20 18,403
4.75% , 03/01/46 .................. 50 46,379
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ...................... 15 12,846
593,639
Broadline Retail — 0.1%
eBay, Inc.
2.70% , 03/11/30 .................. 10 9,132
3.65% , 05/10/51 .................. 10 7,480
16,612
Building Products — 0.3%
Carrier Global Corp.
2.72% , 02/15/30 .................. 15 13,727
3.38% , 04/05/40 .................. 10 8,094
3.58% , 04/05/50 .................. 14 10,689
Owens Corning, 5.70%, 06/15/34 ........ 5 5,221
37,731
Capital Markets — 7.6%
Ameriprise Financial, Inc., 5.15%, 05/15/33 .. 5 5,150
Bank of New York Mellon Corp. (The), 3.30%,
08/23/29 ...................... 15 14,176
Charles Schwab Corp. (The)
2.30% , 05/13/31
(a)
................. 20 17,347
2.90% , 03/03/32 .................. 10 8,860
CME Group, Inc.
2.65% , 03/15/32 .................. 5 4,452
5.30% , 09/15/43 .................. 5 5,248
Deutsche Bank AG, 5.41%, 05/10/29 ...... 15 15,422
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(b)
100 86,956
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(b)
20 17,025
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(b)
15 13,268
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(b)
15 16,634
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(b)
15 15,824
(1-day SOFR + 1.55%), 5.33% , 07/23/35
(b)
15 15,265
6.75% , 10/01/37 .................. 75 85,174
5.15% , 05/22/45 .................. 45 44,691
Intercontinental Exchange, Inc.
1.85% , 09/15/32 .................. 10 8,154
4.25% , 09/21/48 .................. 10 8,693
4.95% , 06/15/52 .................. 15 14,628
3.00% , 09/15/60 .................. 30 19,426
Morgan Stanley
(1-day SOFR + 2.24%), 6.30% , 10/18/28
(b)
75 78,855
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(a) (b)
................... 25 24,840
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(b)
140 118,328
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(b)
30 26,370
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(b)
10 10,175
(1-day SOFR + 2.05%), 6.63% , 11/01/34
(b)
20 22,237
(1-day SOFR + 1.58%), 5.83% , 04/19/35
(b)
15 15,846
4.30% , 01/27/45 .................. 60 53,615
(1-day SOFR + 4.84%), 5.60% , 03/24/51
(b)
30 31,926
Nasdaq, Inc., 5.55%, 02/15/34 .......... 30 31,271
Nomura Holdings, Inc.
6.07% , 07/12/28 .................. 50 52,131
5.78% , 07/03/34 .................. 10 10,386

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Northern Trust Corp., 6.13%, 11/02/32 ..... USD 10 $ 10,953
Raymond James Financial, Inc., 3.75%,
04/01/51 ...................... 10 7,697
S&P Global, Inc.
2.90% , 03/01/32 .................. 10 8,993
3.70% , 03/01/52 .................. 5 3,989
State Street Corp., 2.20%, 03/03/31 ...... 5 4,349
UBS AG, 5.65%, 09/11/28 ............ 25 26,066
954,420
Chemicals — 1.0%
Air Products & Chemicals, Inc.
2.05% , 05/15/30 .................. 10 8,874
4.85% , 02/08/34 .................. 7 7,108
2.70% , 05/15/40 .................. 10 7,491
Celanese US Holdings LLC, 6.70%, 11/15/33 . 19 20,546
CF Industries, Inc., 5.15%, 03/15/34 ...... 15 14,933
DuPont de Nemours, Inc.
4.73% , 11/15/28 .................. 15 15,215
5.32% , 11/15/38 .................. 18 19,411
International Flavors & Fragrances, Inc., 5.00%,
09/26/48 ...................... 5 4,471
Nutrien Ltd., 5.00%, 04/01/49 .......... 10 9,194
Sherwin-Williams Co. (The), 4.50%, 06/01/47 . 15 13,288
120,531
Commercial Services & Supplies — 0.5%
Republic Services, Inc., 3.95%, 05/15/28 ... 20 19,746
Waste Connections, Inc., 4.20%, 01/15/33 ... 12 11,564
Waste Management, Inc.
1.50% , 03/15/31 .................. 20 16,659
4.88% , 02/15/34
(a)
................. 8 8,115
56,084
Communications Equipment — 0.7%
Cisco Systems, Inc.
5.05% , 02/26/34 .................. 15 15,545
5.90% , 02/15/39 .................. 25 27,675
5.30% , 02/26/54 .................. 15 15,488
5.35% , 02/26/64 .................. 5 5,156
Motorola Solutions, Inc.
4.60% , 05/23/29 .................. 15 15,035
2.30% , 11/15/30 .................. 10 8,716
87,615
Construction Materials — 0.1%
Martin Marietta Materials, Inc.
2.40% , 07/15/31 .................. 5 4,297
3.20% , 07/15/51 .................. 5 3,461
7,758
Consumer Finance — 2.8%
AerCap Ireland Capital DAC, 3.00%, 10/29/28 150 140,344
Ally Financial, Inc., 8.00%, 11/01/31 ...... 15 17,116
American Express Co.
4.05% , 05/03/29 .................. 25 24,869
4.05% , 12/03/42 .................. 10 8,842
American Honda Finance Corp., 4.90%,
01/10/34 ...................... 5 5,037
Capital One Financial Corp., 3.80%, 01/31/28 25 24,299
Discover Financial Services, 6.70%, 11/29/32 . 5 5,435
General Motors Financial Co., Inc.
2.40% , 04/10/28 .................. 15 13,809
2.70% , 06/10/31 .................. 50 43,042
3.10% , 01/12/32 .................. 15 13,104
6.10% , 01/07/34 .................. 15 15,675
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
John Deere Capital Corp.
4.90% , 03/07/31 .................. USD 10 $ 10,284
Series I , 5.15% , 09/08/33 ............ 10 10,411
5.10% , 04/11/34 .................. 10 10,326
Synchrony Financial, 3.95%, 12/01/27 ..... 5 4,816
347,409
Consumer Staples Distribution & Retail — 0.5%
Dollar General Corp., 3.50%, 04/03/30 ..... 15 13,852
Dollar Tree, Inc., 4.20%, 05/15/28 ........ 20 19,614
Sysco Corp., 6.60%, 04/01/50 .......... 10 11,498
Target Corp.
2.35% , 02/15/30 .................. 10 9,094
2.95% , 01/15/52 .................. 5 3,431
4.80% , 01/15/53
(a)
................. 10 9,582
67,071
Containers & Packaging — 0.0%
Berry Global, Inc., 5.65%, 01/15/34
(c)
...... 5 5,088
Diversified REITs — 0.6%
Digital Realty Trust LP, 5.55%, 01/15/28 .... 20 20,472
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ...................... 10 10,357
Simon Property Group LP, 2.65%, 07/15/30 .. 50 45,385
76,214
Diversified Telecommunication Services — 5.7%
AT&T, Inc.
4.10% , 02/15/28 .................. 20 19,754
2.55% , 12/01/33 .................. 110 90,874
3.50% , 06/01/41 .................. 50 39,809
3.65% , 06/01/51 .................. 85 63,016
3.55% , 09/15/55 .................. 95 66,835
3.65% , 09/15/59 .................. 15 10,570
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 04/01/48 ................. 15 13,145
British Telecommunications plc, 9.63%,
12/15/30
(d)
..................... 15 18,840
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d) (e)
............... 15 18,027
Orange SA, 5.50%, 02/06/44 ........... 20 20,219
Telefonica Emisiones SA, 7.05%, 06/20/36 .. 50 56,667
TELUS Corp., 4.60%, 11/16/48 ......... 7 6,013
Verizon Communications, Inc.
4.33% , 09/21/28 .................. 40 39,894
3.88% , 02/08/29 .................. 20 19,566
3.15% , 03/22/30 .................. 20 18,651
2.55% , 03/21/31 .................. 30 26,343
4.50% , 08/10/33 .................. 15 14,575
3.40% , 03/22/41 .................. 125 99,686
4.86% , 08/21/46 .................. 5 4,730
2.99% , 10/30/56 .................. 100 64,366
711,580
Electric Utilities — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 . 10 8,208
Oncor Electric Delivery Co. LLC, 4.95%,
09/15/52 ...................... 5 4,721
12,929
Electrical Equipment — 0.2%
Eaton Corp., 4.15%, 03/15/33 .......... 15 14,578
Regal Rexnord Corp.
6.30% , 02/15/30 .................. 5 5,269
6.40% , 04/15/33 .................. 10 10,589
30,436

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.20%, 09/15/31 ........ USD 10 $ 8,525
CDW LLC, 3.57%, 12/01/31 ........... 11 9,883
Corning, Inc., 4.38%, 11/15/57 .......... 15 12,301
30,709
Entertainment — 1.5%
Walt Disney Co. (The)
3.80% , 03/22/30 .................. 15 14,601
2.65% , 01/13/31
(a)
................. 50 45,026
3.60% , 01/13/51 .................. 65 50,605
Warnermedia Holdings, Inc.
4.28% , 03/15/32
(a)
................. 35 30,589
5.05% , 03/15/42 .................. 10 8,009
5.14% , 03/15/52 .................. 45 34,232
5.39% , 03/15/62 .................. 10 7,552
190,614
Financial Services — 1.7%
Apollo Global Management, Inc., 5.80%,
05/21/54 ...................... 5 5,140
Equitable Holdings, Inc., 5.00%, 04/20/48 ... 7 6,519
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 ................. 10 10,223
Fiserv, Inc.
5.63% , 08/21/33 .................. 12 12,556
4.40% , 07/01/49 .................. 20 17,155
Global Payments, Inc.
3.20% , 08/15/29 .................. 15 13,919
5.95% , 08/15/52
(a)
................. 10 10,172
Mastercard, Inc.
3.35% , 03/26/30 .................. 40 38,269
3.85% , 03/26/50 .................. 10 8,324
PayPal Holdings, Inc.
2.30% , 06/01/30 .................. 20 17,887
4.40% , 06/01/32 .................. 15 14,876
5.05% , 06/01/52 .................. 5 4,862
Visa, Inc.
2.05% , 04/15/30 .................. 15 13,444
1.10% , 02/15/31 .................. 10 8,247
4.30% , 12/14/45 .................. 25 22,654
2.00% , 08/15/50 .................. 10 5,959
210,206
Food Products — 1.0%
Conagra Brands, Inc., 5.30%, 11/01/38 ..... 15 14,782
General Mills, Inc., 4.95%, 03/29/33 ...... 10 10,058
Hormel Foods Corp., 1.80%, 06/11/30 ..... 25 21,815
J M Smucker Co. (The), 6.50%, 11/15/53 ... 6 6,700
Kraft Heinz Foods Co., 4.38%, 06/01/46 .... 60 51,280
Tyson Foods, Inc., 5.10%, 09/28/48 ....... 20 18,523
123,158
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories
4.75% , 11/30/36 .................. 15 15,178
4.90% , 11/30/46 .................. 15 14,848
Baxter International, Inc.
2.54% , 02/01/32
(a)
................. 15 12,804
3.13% , 12/01/51 .................. 10 6,693
Becton Dickinson & Co.
2.82% , 05/20/30 .................. 30 27,384
4.67% , 06/06/47 .................. 10 9,010
DH Europe Finance II SARL, 2.60%, 11/15/29 80 73,745
GE HealthCare Technologies, Inc., 5.65%,
11/15/27 ...................... 100 103,258
Solventum Corp.
(c)
5.40% , 03/01/29 .................. 10 10,205
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
5.60% , 03/23/34 .................. USD 10 $ 10,197
5.90% , 04/30/54 .................. 7 7,086
290,408
Health Care Providers & Services — 7.9%
Aetna, Inc., 3.88%, 08/15/47 ........... 15 11,320
Cencora, Inc., 3.45%, 12/15/27 ......... 25 24,210
Centene Corp., 4.63%, 12/15/29 ......... 95 92,368
Cigna Group (The)
4.90% , 12/15/48 .................. 65 59,386
5.60% , 02/15/54 .................. 10 10,051
CVS Health Corp.
4.30% , 03/25/28 .................. 30 29,645
3.75% , 04/01/30 .................. 25 23,661
1.88% , 02/28/31 .................. 15 12,436
2.13% , 09/15/31
(a)
................. 20 16,609
5.25% , 02/21/33
(a)
................. 10 10,047
5.70% , 06/01/34 .................. 7 7,167
4.78% , 03/25/38 .................. 35 32,193
5.13% , 07/20/45 .................. 15 13,545
5.05% , 03/25/48 .................. 65 57,651
5.88% , 06/01/53 .................. 15 14,810
6.00% , 06/01/63 .................. 5 4,951
Elevance Health, Inc.
2.55% , 03/15/31 .................. 10 8,812
4.75% , 02/15/33 .................. 10 9,973
4.65% , 01/15/43 .................. 20 18,266
3.60% , 03/15/51 .................. 35 26,049
5.65% , 06/15/54 .................. 6 6,157
HCA, Inc.
5.63% , 09/01/28 .................. 10 10,308
5.88% , 02/01/29 .................. 10 10,395
4.13% , 06/15/29 .................. 10 9,753
3.50% , 09/01/30 .................. 10 9,327
2.38% , 07/15/31 .................. 15 12,753
3.63% , 03/15/32 .................. 10 9,084
5.50% , 06/01/33 .................. 20 20,464
5.60% , 04/01/34 .................. 10 10,282
5.50% , 06/15/47 .................. 10 9,650
5.25% , 06/15/49 .................. 10 9,286
3.50% , 07/15/51 .................. 45 31,608
Humana, Inc.
2.15% , 02/03/32 .................. 15 12,433
5.88% , 03/01/33 .................. 5 5,258
5.95% , 03/15/34 .................. 5 5,286
5.50% , 03/15/53 .................. 5 4,829
5.75% , 04/15/54 .................. 5 5,009
Laboratory Corp. of America Holdings, 4.70%,
02/01/45 ...................... 5 4,518
Quest Diagnostics, Inc., 5.00%, 12/15/34 ... 5 4,969
UnitedHealth Group, Inc.
4.25% , 01/15/29 .................. 20 20,002
4.00% , 05/15/29 .................. 20 19,788
4.20% , 05/15/32 .................. 51 49,786
5.35% , 02/15/33 .................. 15 15,678
5.15% , 07/15/34 .................. 20 20,531
6.88% , 02/15/38 .................. 10 11,858
3.05% , 05/15/41 .................. 15 11,500
5.50% , 07/15/44 .................. 15 15,427
4.75% , 07/15/45 .................. 15 14,118
4.20% , 01/15/47 .................. 5 4,308
4.75% , 05/15/52 .................. 92 85,182
6.05% , 02/15/63 .................. 15 16,434
5.20% , 04/15/63 .................. 15 14,508

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.75% , 07/15/64 .................. USD 15 $ 15,732
989,371
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 .................. 20 16,234
3.55% , 03/15/52 .................. 15 10,609
26,843
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ........... 10 10,560
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc., 4.63%, 04/13/30 .... 10 10,094
Marriott International, Inc.
Series GG , 3.50% , 10/15/32 .......... 20 18,018
5.35% , 03/15/35 .................. 5 5,058
McDonald's Corp.
2.13% , 03/01/30 .................. 25 22,258
4.60% , 09/09/32 .................. 15 15,086
4.88% , 12/09/45 .................. 15 14,107
3.63% , 09/01/49 .................. 30 22,906
5.45% , 08/14/53 .................. 5 5,067
Starbucks Corp.
3.55% , 08/15/29 .................. 42 40,548
3.50% , 11/15/50 .................. 15 11,092
164,234
Industrial Conglomerates — 0.2%
3M Co.
2.88% , 10/15/27 .................. 20 19,118
3.25% , 08/26/49 .................. 10 7,234
26,352
Industrial REITs — 0.2%
Prologis LP
4.75% , 06/15/33 .................. 20 19,968
5.25% , 06/15/53 .................. 5 4,962
5.25% , 03/15/54 .................. 5 4,965
29,895
Insurance — 1.8%
American International Group, Inc.
4.80% , 07/10/45 .................. 10 9,279
4.38% , 06/30/50 .................. 5 4,322
Aon Corp., 5.35%, 02/28/33 ........... 10 10,322
Aon North America, Inc.
5.45% , 03/01/34 .................. 10 10,355
5.75% , 03/01/54 .................. 15 15,533
Arthur J Gallagher & Co., 3.50%, 05/20/51 .. 5 3,598
Chubb INA Holdings LLC
4.35% , 11/03/45 .................. 15 13,439
3.05% , 12/15/61 .................. 15 9,987
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52 ...................... 11 7,166
Fairfax Financial Holdings Ltd., 6.35%,
03/22/54
(c)
..................... 6 6,275
Hartford Financial Services Group, Inc. (The),
3.60%, 08/19/49 ................. 10 7,629
Marsh & McLennan Cos., Inc.
4.90% , 03/15/49 .................. 10 9,482
5.70% , 09/15/53 .................. 5 5,320
MetLife, Inc.
4.55% , 03/23/30 .................. 15 15,214
5.70% , 06/15/35 .................. 15 16,080
4.05% , 03/01/45 .................. 27 22,861
5.00% , 07/15/52 .................. 10 9,639
Progressive Corp. (The), 4.13%, 04/15/47 ... 10 8,590
Security
Par (000)
Par (000) Value
Insurance (continued)
Prudential Financial, Inc., 4.35%, 02/25/50 .. USD 25 $ 21,637
Travelers Cos., Inc. (The), 3.05%, 06/08/51 .. 15 10,534
Willis North America, Inc., 5.90%, 03/05/54 .. 5 5,142
222,404
Interactive Media & Services — 0.2%
Alphabet, Inc.
1.10% , 08/15/30 .................. 15 12,679
2.05% , 08/15/50 .................. 10 6,083
2.25% , 08/15/60
(a)
................. 10 5,974
24,736
IT Services — 0.7%
International Business Machines Corp., 4.15%,
05/15/39 ...................... 100 89,687
Leisure Products — 0.1%
Hasbro, Inc., 3.90%, 11/19/29 .......... 10 9,577
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 2.80%, 10/15/41 30 22,244
Machinery — 0.9%
Cummins, Inc., 5.45%, 02/20/54 ......... 5 5,141
Deere & Co., 3.90%, 06/09/42 .......... 15 13,034
Illinois Tool Works, Inc., 3.90%, 09/01/42 ... 10 8,625
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... 7 7,379
Otis Worldwide Corp.
2.57% , 02/15/30 .................. 22 19,854
3.11% , 02/15/40 .................. 5 3,877
Parker-Hannifin Corp., 3.25%, 06/14/29 .... 40 37,932
Stanley Black & Decker, Inc., 2.30%, 03/15/30 22 19,411
115,253
Media — 5.6%
Charter Communications Operating LLC
4.20% , 03/15/28 .................. 13 12,578
5.05% , 03/30/29 .................. 13 12,868
2.30% , 02/01/32 .................. 10 7,991
4.40% , 04/01/33
(a)
................. 6 5,460
6.65% , 02/01/34 .................. 5 5,207
6.55% , 06/01/34 .................. 10 10,356
6.38% , 10/23/35 .................. 15 15,158
3.50% , 03/01/42 .................. 15 10,331
6.48% , 10/23/45 .................. 43 41,234
4.80% , 03/01/50 .................. 51 38,790
3.85% , 04/01/61 .................. 33 20,051
Comcast Corp.
4.15% , 10/15/28 .................. 155 153,846
4.25% , 01/15/33 .................. 15 14,508
7.05% , 03/15/33 .................. 35 40,526
3.75% , 04/01/40 .................. 15 12,751
5.35% , 05/15/53 .................. 26 26,044
5.65% , 06/01/54 .................. 10 10,445
2.94% , 11/01/56 .................. 15 9,573
2.99% , 11/01/63 .................. 130 80,552
Discovery Communications LLC, 3.95%,
03/20/28 ...................... 55 52,124
Fox Corp.
4.71% , 01/25/29 .................. 15 15,102
5.48% , 01/25/39 .................. 10 9,966
5.58% , 01/25/49 .................. 10 9,668
Paramount Global
4.95% , 01/15/31
(a)
................. 15 13,928
4.38% , 03/15/43 .................. 30 21,563
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ...................... 5 5,700

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
Schedule of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Time Warner Cable LLC
6.55% , 05/01/37 .................. USD 17 $ 16,798
5.50% , 09/01/41 .................. 27 23,213
696,331
Metals & Mining — 0.2%
Newmont Corp.
2.25% , 10/01/30 .................. 10 8,866
5.35% , 03/15/34
(c)
................. 5 5,157
6.25% , 10/01/39 .................. 10 11,097
25,120
Office REITs — 0.2%
Boston Properties LP, 2.45%, 10/01/33 ..... 30 23,306
Personal Care Products — 0.1%
Kenvue, Inc.
5.05% , 03/22/53
(a)
................. 10 9,954
5.20% , 03/22/63 .................. 5 4,997
14,951
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.
3.90% , 02/20/28 .................. 15 14,827
3.40% , 07/26/29 .................. 26 24,985
1.45% , 11/13/30 .................. 25 21,117
2.95% , 03/15/32 .................. 25 22,430
5.20% , 02/22/34
(a)
................. 20 20,750
4.13% , 06/15/39 .................. 20 18,072
2.35% , 11/13/40 .................. 10 6,964
4.25% , 10/26/49 .................. 60 51,258
5.55% , 02/22/54 .................. 5 5,161
6.40% , 11/15/63 .................. 10 11,441
5.65% , 02/22/64 .................. 10 10,309
Eli Lilly & Co.
4.70% , 02/27/33 .................. 10 10,163
4.70% , 02/09/34 .................. 15 15,185
2.25% , 05/15/50
(a)
................. 15 9,217
5.00% , 02/09/54 .................. 15 14,956
4.95% , 02/27/63 .................. 10 9,701
5.10% , 02/09/64 .................. 5 4,980
5.20% , 08/14/64 .................. 5 5,059
GlaxoSmithKline Capital plc, 3.38%, 06/01/29 25 24,077
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28 40 39,470
Johnson & Johnson, 3.70%, 03/01/46 ..... 80 67,577
Merck & Co., Inc.
1.45% , 06/24/30 .................. 35 29,934
3.70% , 02/10/45 .................. 35 28,751
5.00% , 05/17/53 .................. 25 24,572
2.90% , 12/10/61 .................. 10 6,248
5.15% , 05/17/63 .................. 5 4,974
Novartis Capital Corp.
2.20% , 08/14/30 .................. 30 26,938
2.75% , 08/14/50 .................. 25 17,166
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 .................. 30 30,452
4.75% , 05/19/33 .................. 75 75,314
5.30% , 05/19/53 .................. 50 50,247
5.34% , 05/19/63 .................. 10 9,938
Pfizer, Inc.
3.45% , 03/15/29 .................. 15 14,522
7.20% , 03/15/39 .................. 35 42,777
4.13% , 12/15/46 .................. 15 12,927
2.70% , 05/28/50
(a)
................. 30 20,142
Royalty Pharma plc, 3.30%, 09/02/40 ..... 15 11,380
Takeda Pharmaceutical Co. Ltd., 3.18%,
07/09/50 ...................... 15 10,435
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Zoetis, Inc., 5.60%, 11/16/32 ........... USD 15 $ 15,787
840,203
Professional Services — 0.3%
Automatic Data Processing, Inc., 1.25%,
09/01/30 ...................... 15 12,699
Broadridge Financial Solutions, Inc., 2.90%,
12/01/29 ...................... 20 18,321
31,020
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 5.95%, 08/15/34 ..... 5 5,283
Retail REITs — 0.1%
Brixmor Operating Partnership LP, 4.13%,
05/15/29 ...................... 10 9,705
Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc., 2.95%, 10/01/51 ..... 5 3,450
Applied Materials, Inc., 4.35%, 04/01/47 .... 10 9,097
Broadcom, Inc.
5.05% , 07/12/29 .................. 15 15,288
2.45% , 02/15/31
(c)
................. 20 17,446
4.30% , 11/15/32 .................. 14 13,498
3.42% , 04/15/33
(c)
................. 10 8,912
3.47% , 04/15/34
(c)
................. 15 13,251
4.93% , 05/15/37
(c)
................. 70 68,425
3.50% , 02/15/41
(c)
................. 15 11,999
3.75% , 02/15/51
(c)
................. 5 3,885
Intel Corp.
1.60% , 08/12/28 .................. 90 79,472
5.13% , 02/10/30 .................. 25 25,216
4.60% , 03/25/40 .................. 10 8,825
2.80% , 08/12/41 .................. 85 58,038
3.73% , 12/08/47 .................. 10 7,129
3.05% , 08/12/51
(a)
................. 35 21,769
5.90% , 02/10/63
(a)
................. 21 20,268
KLA Corp., 4.95%, 07/15/52 ........... 15 14,495
Lam Research Corp., 4.88%, 03/15/49 ..... 5 4,808
Marvell Technology, Inc., 2.95%, 04/15/31 ... 15 13,394
Micron Technology, Inc.
4.66% , 02/15/30 .................. 25 24,952
5.88% , 02/09/33 .................. 10 10,525
NVIDIA Corp., 3.50%, 04/01/40 ......... 20 17,328
NXP BV, 3.25%, 05/11/41 ............. 20 15,208
QUALCOMM, Inc.
1.65% , 05/20/32 .................. 10 8,195
4.80% , 05/20/45 .................. 10 9,655
4.50% , 05/20/52 .................. 10 9,016
6.00% , 05/20/53 .................. 10 11,208
Texas Instruments, Inc.
3.88% , 03/15/39 .................. 15 13,726
4.15% , 05/15/48 .................. 20 17,494
555,972
Software — 3.7%
Adobe, Inc., 2.30%, 02/01/30 ........... 10 9,084
Autodesk, Inc., 2.40%, 12/15/31 ......... 10 8,622
Intuit, Inc.
5.20% , 09/15/33 .................. 10 10,406
5.50% , 09/15/53 .................. 5 5,229
Microsoft Corp.
2.53% , 06/01/50 .................. 165 109,657
2.50% , 09/15/50 .................. 5 3,298
Oracle Corp.
2.95% , 04/01/30 .................. 45 41,280
2.88% , 03/25/31 .................. 25 22,378

2024
iShares Semi-Annual Financial Statements
Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
6.25% , 11/09/32
(a)
................. USD 15 $ 16,338
3.85% , 07/15/36 .................. 15 13,195
3.80% , 11/15/37 .................. 15 12,889
3.60% , 04/01/40 .................. 38 30,588
4.00% , 07/15/46 .................. 120 95,650
3.95% , 03/25/51 .................. 40 30,974
3.85% , 04/01/60 .................. 15 10,824
Salesforce, Inc.
1.95% , 07/15/31 .................. 15 12,808
2.90% , 07/15/51 .................. 20 13,596
Workday, Inc., 3.80%, 04/01/32 ......... 11 10,310
457,126
Specialized REITs — 0.7%
American Tower Corp.
2.10% , 06/15/30 .................. 10 8,700
1.88% , 10/15/30 .................. 10 8,482
5.55% , 07/15/33 .................. 10 10,343
3.10% , 06/15/50 .................. 15 10,224
Crown Castle, Inc.
2.10% , 04/01/31 .................. 15 12,583
5.80% , 03/01/34 .................. 10 10,466
2.90% , 04/01/41 .................. 20 14,491
Equinix, Inc., 2.50%, 05/15/31 .......... 10 8,694
Public Storage Operating Co., 5.35%, 08/01/53 5 5,038
89,021
Specialty Retail — 2.4%
AutoZone, Inc., 4.00%, 04/15/30 ......... 10 9,710
Home Depot, Inc. (The)
2.95% , 06/15/29 .................. 45 42,566
5.88% , 12/16/36 .................. 15 16,474
5.95% , 04/01/41 .................. 15 16,552
2.75% , 09/15/51 .................. 115 75,487
Lowe's Cos., Inc.
1.70% , 09/15/28 .................. 95 85,492
2.80% , 09/15/41 .................. 35 24,990
5.63% , 04/15/53 .................. 15 15,142
4.45% , 04/01/62 .................. 20 16,314
302,727
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.
1.40% , 08/05/28 .................. 200 181,486
3.35% , 08/08/32 .................. 15 14,179
4.65% , 02/23/46 .................. 100 97,708
2.65% , 05/11/50 .................. 35 23,751
2.65% , 02/08/51 .................. 10 6,808
2.70% , 08/05/51 .................. 40 27,120
2.80% , 02/08/61 .................. 10 6,547
4.10% , 08/08/62 .................. 10 8,641
Dell International LLC
5.30% , 10/01/29 .................. 40 41,280
6.20% , 07/15/30 .................. 10 10,772
5.75% , 02/01/33
(a)
................. 10 10,591
3.38% , 12/15/41 .................. 5 3,823
Hewlett Packard Enterprise Co.
(d)
6.20% , 10/15/35 .................. 10 10,785
6.35% , 10/15/45 .................. 5 5,374
HP, Inc.
2.65% , 06/17/31 .................. 10 8,712
5.50% , 01/15/33 .................. 10 10,354
6.00% , 09/15/41
(a)
................. 5 5,274
473,205
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
7.35% , 11/27/28 .................. USD 6 $ 6,291
7.85% , 11/27/33 .................. 10 10,682
16,973
Water Utilities — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 10 7,937
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc.
3.80% , 03/15/32 .................. 10 9,215
5.00% , 03/15/44 .................. 8 7,434
4.35% , 05/01/49 .................. 20 16,624
4.55% , 03/15/52 .................. 10 8,459
Vodafone Group plc
4.88% , 06/19/49 .................. 37 33,438
5.75% , 06/28/54 .................. 10 10,131
5.88% , 06/28/64 .................. 5 5,025
90,326
Total Long-Term Investments — 97 .5%
(Cost: $ 13,590,033 ) ............................... 12,190,399
Shares
Shares
Short-Term Securities
Money Market Funds — 4.9%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(h)
.................. 427,745 428,045
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.25% ................... 190,353 190,353
Total Short-Term Securities — 4 .9%
(Cost: $ 618,156 ) ................................. 618,398
Total Investments — 102 .4%
(Cost: $ 14,208,189 ) ............................... 12,808,797
Liabilities in Excess of Other Assets — (2.4) % ............. (305,321)
Net Assets — 100.0% ...............................
$ 12,503,476
(a)
All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
August 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF
Schedule of Investments
25
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
Shares
Held at
08/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 268,619 $ 159,327
(a)
$ — $ (3) $ 102 $ 428,045 427,745 $ 458
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 290,000 — (99,647)
(a)
— — 190,353 190,353 4,231 —
$ (3) $ 102 $ 618,398 $ 4,689 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 12,190,399 $ — $ 12,190,399
Short-Term Securities
Money Market Funds ...................................... 618,398 — — 618,398
$ 618,398 $ 12,190,399 $ — $ 12,808,797

Statements of Assets and Liabilities
(unaudited)
August 31, 2024
2024
iShares Semi-Annual Financial Statements
26
See notes to financial statements.
iShares Agency
Bond ETF
iShares
BBB Rated
Corporate Bond
ETF
iShares ESG
Advanced
Investment
Grade
Corporate Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 693,425,360 $ 34,103,479 $ 12,190,399
Investments, at value — affiliated
(c)
............................................................ 23,753,326 2,285,437 618,398
Cash ............................................................................... 14,387 — —
Receivables: – – –
Investment s sold ...................................................................... 22,971,868 — —
Securities lending income — affiliated ........................................................ 2,659 302 58
Dividends — affiliated ................................................................... 4,626 3,108 343
Interest — unaffiliated ................................................................... 6,002,748 422,279 150,311
Total a ssets ...........................................................................
746,174,974 36,814,605 12,959,509
LIABILITIES
Collateral on securities loaned ............................................................... 20,815,600 1,930,156 427,757
Payables: – – –
Investments purchased .................................................................. 23,434,155 — 26,369
Investment advisory fees ................................................................. 118,882 4,432 1,907
Total li abilities ..........................................................................
44,368,637 1,934,588 456,033
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 701,806,337 $ 34,880,017 $ 12,503,476
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 735,256,267 $ 37,286,610 $ 15,158,203
Accumulated loss ....................................................................... (33,449,930) (2,406,593) (2,654,727)
NET ASSETS ..........................................................................
$ 701,806,337 $ 34,880,017 $ 12,503,476
NET ASSET VALUE
Shares outstanding ......................................................................
6,400,000 400,000 150,000
Net asset value .........................................................................
$ 109.66 $ 87.20 $ 83.36
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 701,479,688 $ 35,564,227 $ 13,590,033
(b)
  Securities loaned, at value .......................................................... $ 20,303,232 $ 1,861,899 $ 413,505
(c)
  Investments, at cost — affiliated ....................................................... $ 23,753,326 $ 2,284,116 $ 618,156

Statements of Operations
(unaudited)

Six Months Ended August 31, 2024
27
Statements of Operations
iShares Agency
Bond ETF
iShares
BBB Rated
Corporate Bond
ETF
iShares ESG
Advanced
Investment
Grade
Corporate Bond
ETF
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 101,504 $ 20,151 $ 4,231
Interest — unaffiliated ................................................................... 11,854,387 776,094 260,317
Securities lending income — affiliated — net ................................................... 29,612 2,475 458
Total investment income ...................................................................
11,985,503 798,720 265,006
EXPENSES
Investment advisory .................................................................... 655,673 25,743 11,026
Total expenses .........................................................................
655,673 25,743 11,026
Net investment income ....................................................................
11,329,830 772,977 253,980
REALIZED AND UNREALIZED GAIN (LOSS) $ 11,737,008 $ 940,226 $ 391,591
Net realized loss from:
Investments — unaffiliated ............................................................. $ (276,914) $ (97,970) $ (61,528)
Investments — affiliated ............................................................... — (94) (3)
In-kind redemptions — unaffiliated
(a)
....................................................... (2,741,321) — —
(3,018,235) (98,064) (61,531)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 14,755,243 1,037,738 453,019
Investments — affiliated ............................................................... — 551 102
14,755,243 1,038,289 453,121
Net realized and unrealized gain .............................................................
11,737,008 940,225 391,590
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 23,066,838 $ 1,713,202 $ 645,570
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2024
iShares Semi-Annual Financial Statements
28
See notes to financial statements.
iShares Agency Bond ETF iShares BBB Rated Corporate Bond ETF
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 11,329,830 $ 21,516,280 $ 772,977 $ 1,162,281
Net realized loss ................................................ (3,018,235) (8,335,136) (98,064) (1,447,410)
Net change in unrealized appreciation (depreciation) ........................ 14,755,243 17,306,433 1,038,289 2,182,493
Net increase in net assets resulting from operations ...........................
23,066,838 30,487,577 1,713,202 1,897,364
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(11,136,168)
(b)
(21,348,202) (764,787)
(b)
(1,115,723)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
22,470,569 (27,908,584) — 8,316,480
NET ASSETS
Total increase (decrease) in net assets ................................... 34,401,239 (18,769,209) 948,415 9,098,121
Beginning of period ................................................
667,405,098 686,174,307 33,931,602 24,833,481
End of period ....................................................
$ 701,806,337 $ 667,405,098 $ 34,880,017 $ 33,931,602
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
29
Statements of Changes in Net Assets
See notes to financial statements.
iShares ESG Advanced Investment Grade
Corporate Bond ETF
Six Months Ended
08/31/24
(unaudited)
Year Ended
02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 253,980 $ 467,905
Net realized loss .................................................................................. (61,531) (371,320)
Net change in unrealized appreciation (depreciation) .......................................................... 453,121 587,277
Net increase in net assets resulting from operations .............................................................
645,570 683,862
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(254,402)
(b)
(464,156)
NET ASSETS
Total increase in net assets ............................................................................. 391,168 219,706
Beginning of period ..................................................................................
12,112,308 11,892,602
End of period ......................................................................................
$ 12,503,476 $ 12,112,308
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements
30
iShares Agency Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Year Ended
02/28/21
Year Ended
02/29/20
Net asset value, beginning of period ................
$ 107.65  $ 106.38  $ 114.97  $ 118.50  $ 118.95  $ 112.08
Net investment income
(a)
........................
1 .88  3 .53  2 .01  0 .85  1 .25  2 .61
Net realized and unrealized gain (loss)
(b)
..............
1.96  1.20  (8.76) (3.24) 0.87  6.89
Net increase (decrease) from investment operations ....... 3.84  4.73  (6.75) (2.39) 2.12  9.50
Distributions
(c)
– – – – – –
From net investment income .....................
( 1 .83 )
(d)
( 3 .46 ) ( 1 .84 ) ( 0 .84 ) ( 2 .11 ) ( 2 .63 )
From net realized gain ..........................
—  —  —  ( 0 .30 ) ( 0 .46 ) —
Total distributions .............................. (1.83) (3.46) (1.84) (1.14) (2.57) (2.63)
Net asset value, end of period ..................... $ 109.66  $ 107.65  $ 106.38  $ 114.97  $ 118.50  $ 118.95
Total Return
(e)
— — — — — —
Based on net asset value ......................... 3.62%
(f)
4.52% (5.89)% (2.02)% 1.77% 8.57%
Ratios to Average Net Assets
(g)
Total expen ses ................................
0.20%
(h)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ...........................
3.46%
(h)
3.29% 1.85% 0.73% 1.04% 2.27%
Supplemental Data
Net assets, end of period (000) ..................... $ 701,806  $ 667,405  $ 686,174  $ 712,828  $ 788,037  $ 594,747
Portfolio turnover rate
(i)
........................... 13% 39% 92% 146% 158% 72%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
31
Financial Highlights
iShares BBB Rated Corporate Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Period from
05/18/21
(a)
to 02/28/22
Net asset value, beginning of period ...........................................
$ 84.83  $ 82.78  $ 95.89  $ 100.00
Net investment income
(b)
...................................................
1 .93  3 .50  2 .48  1 .70
Net realized and unrealized gain (loss)
(c)
.........................................
2.35  2.02  (12.15) (4.28)
Net increase (decrease) from investment operations .................................. 4.28  5.52  (9.67) (2.58)
Distributions
(d)
– – – –
From net investment income ................................................
( 1 .91 )
(e)
( 3 .47 ) ( 2 .71 ) ( 1 .53 )
From net realized gain .....................................................
—  —  ( 0 .73 ) —
Total distributions ......................................................... (1.91) (3.47) (3.44) (1.53)
Net asset value, end of period ................................................ $ 87.20  $ 84.83  $ 82.78  $ 95.89
Total Return
(f)
— — — —
Based on net asset value .................................................... 5.14%
(g)
6.81% (10.14)% (2.66)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...........................................................
0.15%
(i)
0.15% 0.15% 0.15%
(i)
Net investment income ......................................................
4.50%
(i)
4.19% 2.85% 2.14%
(i)
Supplemental Data
Net assets, end of period (000) ................................................ $ 34,880  $ 33,932  $ 24,833  $ 71,916
Portfolio turnover rate
(j)
...................................................... 5% 15% 10% 19%
(g)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements
32
iShares ESG Advanced Investment Grade Corporate Bond ETF
Six Months
Ended
08/31/24
(unaudited)
Year Ended
02/29/24
Year Ended
02/28/23
Period from
11/08/21
(a)
to 02/28/22
Net asset value, beginning of period ...........................................
$ 80.75  $ 79.28  $ 92.99  $ 100.00
Net investment income
(b)
...................................................
1 .69  3 .12  2 .45  0 .64
Net realized and unrealized gain (loss)
(c)
.........................................
2.62  1.44  (13.69) (7.19)
Net increase (decrease) from investment operations .................................. 4.31  4.56  (11.24) (6.55)
Distributions from net investment income
(d)
...................................... (1.70)
(e)
(3.09) (2.47) (0.46)
Net asset value, end of period ................................................ $ 83.36  $ 80.75  $ 79.28  $ 92.99
Total Return
(f)
— — — —
Based on net asset value .................................................... 5.42%
(g)
5.87% (12.17)% (6.56)%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...........................................................
0.18%
(i)
0.18% 0.18% 0.18%
(i)
Net investment income ......................................................
4.15%
(i)
3.91% 2.97% 2.16%
(i)
Supplemental Data
Net assets, end of period (000) ................................................ $ 12,503  $ 12,112  $ 11,893  $ 18,599
Portfolio turnover rate
(j)
...................................................... 9% 29% 35% 7%
(g)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
33
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
iShares ETF
Diversification
Classification
Agency Bond ....................................................................................................... Diversified
BBB Rated Corporate Bond .............................................................................................. Diversified
(a)
ESG Advanced Investment Grade Corporate Bond .............................................................................. Non-diversified
(a)
The Fund's classification changed from non-diversified to diversified during the reporting period.

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements
34
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to May 6, 2024, ETF Services were performed by State Street Bank and Trust Company.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Agency Bond
J.P. Morgan Securities LLC ............................... $ 1,511,646 $ (1,511,646) $ – $ –
Nomura Securities International, Inc. ......................... 9,126,045 (9,126,045) – –
Pershing LLC ......................................... 2,507,178 (2,507,178) – –
Toronto-Dominion Bank (The) .............................. 7,158,363 (7,158,363) – –
$ 20,303,232 $ (20,303,232) $ – $ –
BBB Rated Corporate Bond
Barclays Capital, Inc. ................................... $ 315,352 $ (315,352) $ – $ –
BMO Capital Markets Corp. ............................... 8,178 (8,178) – –
BNP Paribas SA ....................................... 712,842 (712,842) – –
BofA Securities, Inc. .................................... 180,078 (180,078) – –
J.P. Morgan Securities LLC ............................... 484,214 (484,214) – –
Nomura Securities International, Inc. ......................... 27,988 (27,988) – –
RBC Capital Markets LLC ................................ 50,964 (50,964) – –
State Street Bank & Trust Co. .............................. 7,660 (7,660) – –
UBS Securities LLC .................................... 74,623 (74,623) – –
$ 1,861,899 $ (1,861,899) $ – $ –
ESG Advanced Investment Grade Corporate Bond
Barclays Capital, Inc. ................................... $ 112,540 $ (112,540) $ – $ –
BofA Securities, Inc. .................................... 39,938 (39,938) – –
J.P. Morgan Securities LLC ............................... 147,292 (147,292) – –
Jefferies LLC ......................................... 6,086 (6,086) – –
Nomura Securities International, Inc. ......................... 3,164 (3,164) – –
RBC Capital Markets LLC ................................ 51,181 (51,181) – –
Scotia Capital (USA), Inc. ................................ 6,139 (6,139) – –
UBS Securities LLC .................................... 8,038 (8,038) – –
Wells Fargo Bank NA ................................... 18,338 (18,338) – –
Wells Fargo Securities LLC ............................... 20,789 (20,789) – –
$ 413,505 $ (413,505) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Agency Bond .................................................................................................... 0.20%
BBB Rated Corporate Bond ........................................................................................... 0.15
ESG Advanced Investment Grade Corporate Bond ........................................................................... 0.18

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements
36
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the six months ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended August 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Agency Bond ........................................................................................................... $ 11,417
BBB Rated Corporate Bond .................................................................................................. 948
ESG Advanced Investment Grade Corporate Bond .................................................................................. 164
U.S. Government Securities Other Securities
iShares ETF Purchases Sales Purchases Sales
Agency Bond ........................................................ $ 76,936,726 $ 103,315,331 $ — $ —
BBB Rated Corporate Bond ............................................... — — 2,193,785 1,715,455
ESG Advanced Investment Grade Corporate Bond ............................... — — 1,128,135 1,051,497
iShares ETF
In-kind
Purchases
In-kind
Sales
Agency Bond ........................................................................................ $ 101,369,236 $ 86,951,621

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
As of February 29, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the certain funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Agency Bond ....................................................................................................... $ (24,421,586)
BBB Rated Corporate Bond .............................................................................................. (967,836)
ESG Advanced Investment Grade Corporate Bond .............................................................................. (1,229,795)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Agency Bond .................................................... $ 725,233,014 $ 4,529,289 $ (12,583,617) $ (8,054,328)
BBB Rated Corporate Bond .......................................... 37,860,966 449,635 (1,921,685) (1,472,050)
ESG Advanced Investment Grade Corporate Bond ........................... 14,214,591 154,200 (1,559,994) (1,405,794)

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements
38
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
08/31/24
Year Ended
02/29/24
iShares ETF Shares Amount Shares Amount
Agency Bond
Shares sold 1,050,000 $ 113,502,040 1,750,000 $ 186,940,326
Shares redeemed (850,000) (91,031,471) (2,000,000) (214,848,910)
200,000 $ 22,470,569 (250,000) $ (27,908,584)
BBB Rated Corporate Bond
Shares sold — $ — 750,000 $ 63,347,650
Shares redeemed — — (650,000) (55,031,170)
— $ — 100,000 $ 8,316,480

Additional Information
39
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2024
iShares Semi-Annual Financial Statements
40
iShares Agency Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below..
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
41
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements
42
iShares BBB Rated Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
43
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements
44
iShares ESG Advanced Investment Grade Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
45
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2024
iShares Semi-Annual Financial Statements
46
Portfolio Abbreviation
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest & Principal of Securities
Currency Abbreviation
USD United States Dollar

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or
Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: October 23, 2024

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: October 23, 2024